PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 53.0%

Basic Materials - 0.7%

Anglo American Capital (South Africa) 5.625% due 04/01/30	$2,800,000	$2,847,762
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	375,000	364,687

		3,212,449

Communications - 3.4%

AT&T Inc 5.250% due 03/01/37	3,250,000	3,796,696
CCO Holdings LLC 4.750% due 03/01/30 ~	1,500,000	1,504,575
Charter Communications Operating LLC
4.800% due 03/01/50	650,000	680,508
5.750% due 04/01/48	1,500,000	1,710,320
Diamond Sports Group LLC 5.375% due 08/15/26 ~	1,500,000	1,227,213
Discovery Communications LLC 5.300% due 05/15/49	1,500,000	1,525,029
FOX Corp 5.576% due 01/25/49	1,200,000	1,442,520
Sprint Communications Inc 6.000% due 11/15/22	2,000,000	2,091,880
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	1,095,000	1,093,631
Verizon Communications Inc 3.850% due 11/01/42	1,000,000	1,122,131

		16,194,503

Consumer, Cyclical - 6.8%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	1,534,743	1,571,679
American Airlines Pass-Through Trust ‘AA’ 3.600% due 03/22/29	1,540,039	1,465,504
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	557,678	522,708
Beazer Homes USA Inc 7.250% due 10/15/29	1,000,000	767,575
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	2,898,649	2,762,484
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	1,400,000	1,331,501
4.625% due 12/20/25 ~	1,017,220	1,010,826
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,398,818	1,355,078
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	321,948	293,520
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,000,000	1,617,490
General Motors Co 5.000% due 10/01/28	3,000,000	2,635,747
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	1,015,666	966,817
JetBlue Pass-Through Trust ‘AA’ 2.750% due 11/15/33	1,000,000	888,466
Lennar Corp 6.250% due 12/15/21	2,000,000	2,012,400
McDonald’s Corp 3.600% due 07/01/30	900,000	944,552

	Principal Amount	Value
NIKE Inc 2.850% due 03/27/30	$600,000	$635,022
Nordstrom Inc
4.375% due 04/01/30	2,200,000	1,770,947
5.000% due 01/15/44	1,500,000	1,054,750
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	1,707,510
The Home Depot Inc 2.700% due 04/15/30	2,150,000	2,193,961
United Airlines Pass-Through Trust ‘A’ 2.900% due 11/01/29	400,000	378,381
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	666,623	701,296
United Airlines Pass-Through Trust ‘B’
3.650% due 04/07/27	994,444	928,045
4.750% due 10/11/23	1,769,290	1,705,533
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,180,198	1,170,772

		32,392,564

Consumer, Non-Cyclical - 7.6%

AbbVie Inc
3.200% due 11/21/29 ~	2,000,000	2,052,751
4.250% due 11/21/49 ~	1,000,000	1,092,645
Amgen Inc 3.150% due 02/21/40	1,250,000	1,245,721
Anheuser-Busch InBev Worldwide Inc (Belgium) 5.450% due 01/23/39	7,500,000	8,757,688
Baxter International Inc 3.950% due 04/01/30 ~	800,000	866,789
Cigna Corp 4.375% due 10/15/28	3,650,000	3,935,684
Coca-Cola Femsa SAB de CV (Mexico) 2.750% due 01/22/30	1,000,000	984,929
Constellation Brands Inc 3.500% due 05/09/27	1,000,000	941,154
CVS Health Corp 3.750% due 04/01/30	800,000	829,439
Global Payments Inc
3.200% due 08/15/29	2,000,000	1,965,645
4.150% due 08/15/49	1,050,000	1,017,209
Humana Inc 3.125% due 08/15/29	1,250,000	1,185,819
Keurig Dr Pepper Inc 4.417% due 05/25/25	3,000,000	3,203,189
Kimberly-Clark Corp 3.100% due 03/26/30	500,000	537,594
Kraft Heinz Foods Co 3.000% due 06/01/26	2,000,000	1,948,381
Pfizer Inc 2.625% due 04/01/30	750,000	788,023
Takeda Pharmaceutical Co Ltd (Japan) 4.400% due 11/26/23	1,950,000	2,056,073
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	130,000	124,883
The Procter & Gamble Co 3.000% due 03/25/30	600,000	666,894
Thermo Fisher Scientific Inc 4.497% due 03/25/30	300,000	338,839
Verisk Analytics Inc 4.125% due 03/15/29	1,780,000	1,883,131

		36,422,480

Energy - 3.6%

Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/29 ~	800,000	601,698
Diamondback Energy Inc
3.250% due 12/01/26	1,650,000	1,169,370
5.375% due 05/31/25	3,500,000	2,589,115

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Energy Transfer Operating LP
4.200% due 04/15/27	$1,000,000	$811,843
4.750% due 01/15/26	3,000,000	2,656,707
EQM Midstream Partners LP 6.500% due 07/15/48	1,250,000	691,812
Kinder Morgan Energy Partners LP
4.300% due 05/01/24	1,710,000	1,712,220
5.000% due 08/15/42	2,150,000	1,995,303
MPLX LP 5.200% due 12/01/47 ~	600,000	504,585
5.250% due 01/15/25 ~	2,000,000	1,763,652
6.875% due 02/15/23	750,000	457,867
ONEOK Inc 2.200% due 09/15/25	2,000,000	1,549,128
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	1,400,000	889,427

		17,392,727

Financial - 17.9%

Bank of America Corp
4.200% due 08/26/24	2,000,000	2,129,685
4.250% due 10/22/26	6,000,000	6,417,033
Boston Properties LP REIT
2.750% due 10/01/26	1,000,000	959,453
3.400% due 06/21/29	650,000	676,414
Citigroup Inc 2.666% due 01/29/31	2,750,000	2,678,611
4.400% due 06/10/25	2,250,000	2,438,867
4.600% due 03/09/26	2,400,000	2,585,605
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	1,250,000	1,296,335
Crown Castle International Corp. 3.300% due 07/01/30	600,000	595,074
Duke Realty LP REIT
3.250% due 06/30/26	1,000,000	1,001,986
3.750% due 12/01/24	2,000,000	2,066,449
Equinix Inc REIT 2.900% due 11/18/26	1,250,000	1,151,797
GLP Capital LP REIT 5.250% due 06/01/25	3,500,000	3,263,645
Healthpeak Properties Inc REIT 3.500% due 07/15/29	1,650,000	1,617,817
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	1,150,000	972,090
JPMorgan Chase & Co
3.960% due 01/29/27	1,000,000	1,082,270
4.125% due 12/15/26	5,500,000	6,026,713
KeyCorp 2.550% due 10/01/29	1,500,000	1,355,361
Life Storage LP REIT 4.000% due 06/15/29	1,300,000	1,324,310
MassMutual Global Funding II 3.400% due 03/08/26 ~	2,000,000	2,128,906
Mastercard Inc 3.350% due 03/26/30	250,000	278,386
Mid-America Apartments LP 2.750% due 03/15/30	4,500,000	4,177,709
Morgan Stanley
4.431% due 01/23/30	2,000,000	2,226,938
5.000% due 11/24/25	3,000,000	3,321,933
Nuveen LLC 4.000% due 11/01/28 ~	1,100,000	1,152,983
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	2,200,000	2,234,342
PNC Bank NA 2.700% due 10/22/29	1,250,000	1,215,393
Springleaf Finance Corp
5.375% due 11/15/29	750,000	690,803
6.125% due 03/15/24	2,600,000	2,587,208

	Principal Amount	Value
State Street Corp 3.152% due 03/30/31 ~	$550,000	$565,485
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	1,930,114
The Goldman Sachs Group Inc 2.600% due 02/07/30	6,000,000	5,659,132
The Howard Hughes Corp 5.375% due 03/15/25 ~	1,750,000	1,706,197
The Northwestern Mutual Life Insurance Co 3.625% due 09/30/59 ~	1,500,000	1,324,427
Truist Bank 2.250% due 03/11/30	1,000,000	918,105
UDR Inc REIT 3.200% due 01/15/30	800,000	789,777
Ventas Realty LP REIT
3.000% due 01/15/30	950,000	850,997
3.500% due 02/01/25	3,500,000	3,444,800
VICI Properties LP 3.500% due 02/15/25 ~	650,000	604,094
VISA Inc 2.050% due 04/15/30	1,000,000	998,550
Wells Fargo & Co
4.100% due 06/03/26	2,500,000	2,675,678
4.400% due 06/14/46	2,500,000	2,827,012
Willis North America Inc 2.950% due 09/15/29	1,750,000	1,673,659

		85,622,143

Industrial - 4.9%

Allegion US Holding Co Inc 3.550% due 10/01/27	2,539,000	2,523,086
Carrier Global Corp 3.577% due 04/05/50 ~	3,050,000	2,755,282
Jabil Inc 3.600% due 01/15/30	1,350,000	1,207,981
Masco Corp 7.750% due 08/01/29	950,000	1,170,288
Norbord Inc (Canada)
5.750% due 07/15/27 ~	1,500,000	1,382,186
6.250% due 04/15/23 ~	1,500,000	1,460,617
Otis Worldwide Corp 3.362% due 02/15/50 ~	750,000	739,569
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	1,500,000	1,523,235
Penske Truck Leasing Co LP 4.450% due 01/29/26 ~	1,500,000	1,667,803
Standard Industries Inc 5.000% due 02/15/27 ~	1,200,000	1,100,361
Textron Inc 3.000% due 06/01/30	1,900,000	1,782,072
TransDigm Inc 6.250% due 03/15/26 ~	771,000	771,480
United Parcel Service Inc 5.300% due 04/01/50	600,000	793,525
Waste Connections Inc
3.050% due 04/01/50	800,000	723,556
3.500% due 05/01/29	2,250,000	2,284,023
WRKCo Inc 4.200% due 06/01/32	1,650,000	1,721,008

		23,606,072

Technology - 3.4%

Broadcom Inc 4.250% due 04/15/26 ~	3,000,000	3,054,803
Citrix Systems Inc 3.300% due 03/01/30	1,500,000	1,404,105
Dell International LLC 4.900% due 10/01/26 ~	2,000,000	1,996,622

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Fiserv Inc
3.500% due 07/01/29	$2,100,000	$2,235,084
4.400% due 07/01/49	1,000,000	1,078,858
Micron Technology Inc 4.185% due 02/15/27	1,250,000	1,268,707
NVIDIA Corp 3.500% due 04/01/50	1,350,000	1,478,003
NXP BV (Netherlands) 3.875% due 06/18/26 ~	1,000,000	974,738
Oracle Corp 3.600% due 04/01/50	3,000,000	3,001,562

		16,492,482

Utilities - 4.7%

Avangrid Inc 3.800% due 06/01/29	1,050,000	1,077,186
Consolidated Edison Co of New York Inc 3.350% due 04/01/30	1,000,000	1,033,588
Dominion Energy Inc 3.071% due 08/15/24	800,000	801,172
DPL Inc 4.350% due 04/15/29 ~	1,125,000	1,074,238
Edison International 4.125% due 03/15/28	1,000,000	959,577
Electricite de France SA (France) 4.500% due 09/21/28 ~	1,000,000	1,104,362
Exelon Corp 4.700% due 04/15/50	1,650,000	1,730,498
FirstEnergy Corp
2.650% due 03/01/30	2,100,000	1,992,138
4.850% due 07/15/47	1,250,000	1,403,307
Jersey Central Power & Light Co 4.300% due 01/15/26 ~	2,300,000	2,463,692
Nevada Power Co 3.700% due 05/01/29	3,000,000	3,194,611
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	850,000	834,067
Oklahoma Gas & Electric Co 3.300% due 03/15/30	1,250,000	1,277,102
Public Service Co of Colorado 4.050% due 09/15/49	500,000	568,989
Southern California Edison Co 4.000% due 04/01/47	900,000	941,444
Talen Energy Supply LLC
6.500% due 06/01/25	750,000	492,034
6.625% due 01/15/28 ~	500,000	423,229
Vistra OperationS Co LLC 3.550% due 07/15/24 ~	1,000,000	943,050

		22,314,284

Total Corporate Bonds & Notes (Cost $258,599,628)		253,649,704

SENIOR LOAN NOTES - 12.9%

Communications - 1.5%

CSC Holdings LLC Term B5 3.112% (USD LIBOR + 2.500%) due 04/15/27 §	1,500,000	1,452,500
NEP 4.700% (USD LIBOR + 3.250%) due 10/20/25 §	994,962	626,826
Sprint Communications Inc
Term B 3.500% (USD LIBOR + 2.500%) due 02/02/24 §	1,940,000	1,828,450
4.000% (USD LIBOR + 3.000%) due 02/02/24 §	2,468,750	2,449,205

	Principal Amount	Value
Zayo Group Holdings Inc 3.989% (USD LIBOR + 3.000%) due 03/09/27 §	$750,000	$703,125

		7,060,106

Consumer, Cyclical - 3.3%

American Builders & Contractors Supply Co Inc 2.989% (USD LIBOR + 2.000%) due 01/15/27 §	1,990,000	1,807,583
Bass Pro Group LLC Term B 6.072% (USD LIBOR + 5.000%) due 09/25/24 § ±	978,647	831,849
ClubCorp Holdings Inc Term B 4.200% (USD LIBOR + 2.750%) due 09/18/24 §	995,642	639,700
Golden Nugget Inc Term B 3.584% (USD LIBOR + 2.500%) due 10/04/23 §	3,742,470	2,925,365
Marriott Ownership Resorts Inc Term B 2.739% (USD LIBOR + 1.750%) due 08/29/25 §	2,467,566	2,183,795
Restaurant Brands Term B4 (Canada) 2.739% (USD LIBOR + 1.750%) due 11/19/26 §	3,372,150	3,127,669
SeaWorld Parks & Entertainment Inc Term B5 3.989% (USD LIBOR + 3.000%) due 03/31/24 §	4,415,504	3,709,024
SRS Distribution Inc 4.072% (USD LIBOR + 3.250%) due 05/23/25 §	1,000,000	847,000

		16,071,985

Consumer, Non-Cyclical - 2.3%

Bausch Health Cos Inc Term B 3.612% (USD LIBOR + 3.000%) due 06/02/25 §	2,541,767	2,435,859
Froneri International Ltd (United Kingdom) 3.239% (USD LIBOR + 2.250%) due 01/29/27 § µ	2,670,000	2,563,200
H-Food Holdings LLC 4.989% (USD LIBOR + 4.000%) due 05/23/25 §	323,363	279,709
Term B 4.677% (USD LIBOR + 3.687%) due 05/23/25 §	334,939	286,373
Sunshine Luxembourg VII SARL Term B1 (Luxembourg) 5.322% (USD LIBOR + 4.250%) due 10/01/26 §	1,246,875	1,140,890
US Foods Inc Term B 2.822% (USD LIBOR + 1.750%) due 06/27/23 §	4,380,609	4,132,373

		10,838,404

Financial - 1.9%

AssuredPartners Inc Term B 4.489% (USD LIBOR + 3.500%) due 02/12/27 § µ	1,246,875	1,112,836
Avolon TLB Borrower 1 (US) LLC Term B3 (Ireland) 2.523% (USD LIBOR + 1.750%) due 01/15/25 §	980,030	883,661
Hub International Ltd Term B 4.544% (USD LIBOR + 2.750%) due 04/25/25 §	1,969,937	1,861,590

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
NFP Corp 4.239% (USD LIBOR + 3.250%) due 02/15/27 § ±	$2,500,000	$2,187,500
USI Inc 3.989% (USD LIBOR + 3.000%) due 05/16/24 §	3,417,305	3,118,291

		9,163,878

Industrial - 3.1%

Advanced Disposal Services Inc Term B3 2.894% (USD LIBOR + 2.250%) due 11/10/23 §	3,378,346	3,361,454
Filtration Group Corp 3.989% (USD LIBOR + 3.000%) due 03/29/25 §	994,725	879,088
Flex Acquisition Co Inc 4.898% (USD LIBOR + 3.000%) due 12/29/23 §	2,230,069	1,988,479
GFL Environmental Inc Term B (Canada) 3.991% (USD LIBOR + 3.000%) due 05/30/25 §	2,249,650	2,194,815
Hamilton Holdco LLC Term B 3.460% (USD LIBOR + 2.000%) due 01/02/27 §	2,462	2,391
Reynolds Group Holdings Inc 3.739% (USD LIBOR + 2.750%) due 02/05/23 §	2,018,343	1,924,995
The Hillman Group Inc Term B 5.072% (USD LIBOR + 4.000%) due 05/31/25 §	994,937	789,316
TransDigm Inc
Term E 3.239% (USD LIBOR + 2.250%) due 05/30/25 §	951,937	890,061
Term F 3.239% (USD LIBOR + 2.250%) due 12/09/25 §	2,888,611	2,700,852

		14,731,451

Technology - 0.7%

Tempo Acquisition LLC 4.648% (USD LIBOR + 2.750) due 05/01/24 § µ	997,436	896,030
Vertafore Inc 4.239% (USD LIBOR + 3.250%) due 07/02/25 §	2,957,513	2,669,155

		3,565,185

Utilities - 0.1%

Vistra Energy Corp Term B3 2.703% (USD LIBOR + 1.750%) due 12/31/25 §	498,630	478,062

Total Senior Loan Notes (Cost $68,086,563)		61,909,071

MORTGAGE-BACKED SECURITIES - 1.0%

Fannie Mae - 1.0%

2.000% due 04/01/35	4,500,000	4,621,816

Total Mortgage-Backed Securities (Cost $4,538,672)		4,621,816

	Principal Amount	Value
ASSET-BACKED SECURITIES - 16.0%

Ally Auto Receivables Trust 2.010% due 03/15/22	$2,000,000	$2,000,991
AmeriCredit Automobile Receivables Trust
2.240% due 06/19/23	650,000	645,581
2.400% due 05/18/22	900,000	896,863
2.690% due 06/19/23	700,000	695,077
2.710% due 08/18/22	750,000	745,897
2.930% due 06/20/22	1,610,276	1,610,105
2.970% due 11/20/23	1,850,000	1,864,464
3.130% due 02/18/25	950,000	955,516
3.360% due 02/18/25	1,000,000	1,010,994
Apidos CLO XXX (Cayman) 3.419% (USD LIBOR + 1.600%) due 10/18/31 § ~	2,000,000	1,799,045
Benefit Street Partners CLO X Ltd (Cayman)
2.971% (USD LIBOR + 1.140%) due 01/15/29 § ~	550,000	532,259
3.581% (USD LIBOR + 1.750%) due 01/15/29 § ~	250,000	229,725
Buttermilk Park CLO Ltd (Cayman) 2.931% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	805,547
Capital Auto Receivables Asset Trust 3.090% due 08/22/22 ~	900,000	894,092
Citibank Credit Card Issuance Trust 1.475% (USD LIBOR + 0.770%) due 05/14/29 §	2,000,000	1,899,662
Dryden 33 Senior Loan Fund CLO (Cayman) 3.581% (USD LIBOR + 1.750%) due 04/15/29 § ~	1,000,000	938,087
Dryden 43 Senior Loan Fund CLO (Cayman) 3.569% (USD LIBOR + 1.750%) due 07/20/29 § ~	1,600,000	1,443,892
Dryden 55 CLO Ltd (Cayman) 3.731% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	820,570
Dryden 58 CLO Ltd (Cayman)
3.336% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,000,000	887,610
3.636% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,000,000	828,035
Dryden 61 CLO Ltd (Cayman)
3.486% (USD LIBOR + 1.650%) due 01/17/32 § ~	1,250,000	1,117,062
3.886% (USD LIBOR + 2.050%) due 01/17/32 § ~	1,250,000	993,084
Dryden 64 CLO Ltd (Cayman) 3.219% (USD LIBOR + 1.400%) due 04/18/31 § ~	800,000	697,267
Dryden 75 CLO Ltd (Cayman) 3.531% (USD LIBOR + 1.700%) due 07/15/30 § ~	1,200,000	1,105,739
Ford Credit Auto Owner Trust
1.730% due 03/15/22	400,000	399,625
2.350% due 04/15/23	1,500,000	1,502,507
3.020% due 10/15/24	2,940,000	2,977,428
3.190% due 07/15/31 ~	3,000,000	3,317,786
Madison Park Funding XXIX CLO Ltd (Cayman) 3.569% (USD LIBOR + 1.750%) due 10/18/30 § ~	1,750,000	1,576,216
Madison Park Funding XXVIII CLO Ltd (Cayman)
3.431% (USD LIBOR + 1.600%) due 07/15/30 § ~	1,400,000	1,230,208
3.681% (USD LIBOR + 1.850%) due 07/15/30 § ~	600,000	489,684

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Navient Private Education Refi Loan Trust
2.460% due 11/15/68 ~	$500,000	$510,863
2.640% due 05/15/68 ~	1,000,000	1,027,568
Navient Student Loan Trust
1.105% (USD LIBOR + 0.400%) due 12/15/59 § ~	841,394	835,604
1.667% (USD LIBOR + 0.720%) due 03/25/67 § ~	1,000,000	952,715
3.390% due 12/15/59 ~	3,000,000	3,163,157
OCP CLO Ltd (Cayman) 2.614% (USD LIBOR + 0.820%) due 10/26/27 § ~	821,962	804,549
Octagon Investment Partners 25 Ltd CLO (Cayman) 3.019% (USD LIBOR + 1.200%) due 10/20/26 § ~	1,000,000	929,115
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	1,469,112	1,445,355
Palmer Square CLO Ltd (Cayman) 2.943% (USD LIBOR + 1.100%) due 07/16/31 § ~	1,000,000	954,759
Palmer Square Loan Funding Ltd (Cayman)
3.033% (USD LIBOR + 1.350%) due 02/20/28 § ~	1,350,000	1,264,017
3.583% (USD LIBOR + 1.900%) due 02/20/28 § ~	600,000	572,037
Regatta X Funding Ltd CLO (Cayman) 2.956% (USD LIBOR + 1.120%) due 01/17/31 § ~	2,000,000	1,893,714
Santander Drive Auto Receivables Trust
2.630% due 07/15/22	125,116	125,077
2.960% due 03/15/24	900,000	895,441
3.350% due 07/17/23	3,245,000	3,233,853
3.510% due 08/15/23	2,500,000	2,493,404
SLC Student Loan Trust
0.841% (USD LIBOR + 0.100%) due 09/15/26 §	729,838	728,442
0.851% (USD LIBOR + 0.110%) due 03/15/27 §	1,701,846	1,694,253
SLM Student Loan Trust 2.344% (USD LIBOR + 0.550%) due 10/25/64 § ~	840,724	796,198
SMB Private Education Loan Trust
2.340% due 09/15/34 ~	652,508	654,172
2.700% due 05/15/31 ~	837,409	841,267
2.820% due 10/15/35 ~	1,678,975	1,673,079
2.880% due 09/15/34 ~	1,827,521	1,866,847
3.440% due 07/15/36 ~	1,850,000	1,769,165
3.500% due 02/15/36 ~	1,200,000	1,262,155
3.600% due 01/15/37 ~	1,413,224	1,409,806
3.630% due 11/15/35 ~	1,100,000	1,175,076
SoFi Professional Loan Program Trust 2.540% due 05/15/46 ~	1,100,000	1,065,641
Tiaa CLO III Ltd (Cayman) 2.993% (USD LIBOR + 1.150%) due 01/16/31 § ~	1,834,000	1,691,218
Voya CLO Ltd (Cayman) 3.049% (USD LIBOR + 1.230%) due 07/20/30 § ~	2,000,000	1,920,594

Total Asset-Backed Securities (Cost $78,733,815)		76,559,759

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 16.4%

U.S. Treasury Bonds - 8.0%

2.000% due 02/15/50	$3,000,000	$3,486,035
2.250% due 08/15/46	1,950,000	2,347,922
2.500% due 02/15/46	7,500,000	9,429,492
2.500% due 05/15/46	1,750,000	2,202,061
2.750% due 11/15/47	5,000,000	6,619,727
2.875% due 11/15/46	1,000,000	1,350,312
3.000% due 11/15/44	5,000,000	6,770,703
3.375% due 11/15/48	4,000,000	5,940,000

		38,146,252

U.S. Treasury Notes - 8.4%

1.500% due 02/15/30	2,700,000	2,911,096
2.625% due 02/15/29	2,000,000	2,339,062
2.875% due 08/15/28	10,000,000	11,831,250
3.125% due 11/15/28	19,400,000	23,433,078

		40,514,486

Total U.S. Treasury Obligations (Cost $63,228,387)		78,660,738

FOREIGN GOVERNMENT BONDS & NOTES - 0.5%

Mexico Government (Mexico)
3.750% due 01/11/28	1,000,000	999,260
4.500% due 04/22/29	1,600,000	1,647,216

Total Foreign Government Bonds & Notes (Cost $2,587,570)		2,646,476

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $2,736,032; collateralized by U.S. Treasury Notes: 1.375% due 10/15/22 and value $2,793,263)	2,736,032	2,736,032

Total Short-Term Investment (Cost $2,736,032)		2,736,032

TOTAL INVESTMENTS - 100.4% (Cost $478,510,667)		480,783,596

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(2,027,153)

NET ASSETS - 100.0%		$478,756,443

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$253,649,704	$-	$253,649,704	$-
	Senior Loan Notes	61,909,071	-	58,889,722	3,019,349
	Mortgage-Backed Securities	4,621,816	-	4,621,816	-
	Asset-Backed Securities	76,559,759	-	76,559,759	-
	U.S. Treasury Obligations	78,660,738	-	78,660,738	-
	Foreign Government Bonds & Notes	2,646,476	-	2,646,476	-
	Short-Term Investment	2,736,032	-	2,736,032	-

	Total	$480,783,596	$-	$477,764,247	$3,019,349

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 38.6%

Basic Materials - 1.7%

Alcoa Nederland Holding BV 6.125% due 05/15/28 ~	$260,000	$238,043
6.750% due 09/30/24 ~	640,000	625,389
7.000% due 09/30/26 ~	920,000	860,706
Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	500,000	471,389
3.750% due 04/10/22 ~	2,830,000	2,759,322
4.000% due 09/11/27 ~	1,080,000	1,018,490
4.750% due 04/10/27 ~	2,990,000	2,928,132
ArcelorMittal SA (Luxembourg) 3.600% due 07/16/24	2,130,000	1,945,518
4.550% due 03/11/26	1,350,000	1,214,436
6.125% due 06/01/25	2,100,000	2,082,796
7.000% due 10/15/39	740,000	737,655
Barrick Gold Corp (Canada) 5.250% due 04/01/42	340,000	403,218
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	1,983,000	2,452,956
5.750% due 05/01/43	1,500,000	1,931,446
BHP Billiton Finance USA Ltd (Australia) 2.875% due 02/24/22	214,000	205,830
5.000% due 09/30/43	1,220,000	1,609,085
6.750% due 10/19/75 ~	4,750,000	5,044,524
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	2,060,000	1,962,430
First Quantum Minerals Ltd (Zambia) 7.250% due 05/15/22 ~	2,000,000	1,790,680
Freeport-McMoRan Inc 3.550% due 03/01/22	99,000	95,501
3.875% due 03/15/23	40,000	38,350
4.550% due 11/14/24	120,000	114,073
5.450% due 03/15/43	4,000,000	3,611,200
Glencore Funding LLC (Switzerland) 2.875% due 04/16/20 ~	560,000	559,972
4.000% due 03/27/27 ~	4,690,000	4,279,914
4.125% due 05/30/23 ~	130,000	119,933
4.125% due 03/12/24 ~	6,720,000	6,189,321
4.625% due 04/29/24 ~	2,000,000	1,835,363
LyondellBasell Industries NV 6.000% due 11/15/21	490,000	507,816
OCP SA (Morocco) 4.500% due 10/22/25 ~	1,600,000	1,518,125
Southern Copper Corp (Peru) 5.250% due 11/08/42	6,410,000	6,646,502
6.750% due 04/16/40	600,000	706,595
Syngenta Finance NV (Switzerland) 3.933% due 04/23/21 ~	2,590,000	2,441,363
Teck Resources Ltd (Canada) 6.000% due 08/15/40	90,000	77,563
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	1,193,000	1,337,132
Yamana Gold Inc (Brazil) 4.625% due 12/15/27	1,810,000	1,819,316

		62,180,084

Communications - 3.2%

Altice France SA (France) 7.375% due 05/01/26 ~	3,850,000	3,909,868
Amazon.com Inc 3.150% due 08/22/27	2,710,000	2,974,915
3.875% due 08/22/37	1,310,000	1,576,104
4.050% due 08/22/47	2,720,000	3,487,533
4.950% due 12/05/44	190,000	263,512

	Principal Amount	Value
AT&T Inc 3.000% due 02/15/22	$260,000	$262,369
3.400% due 05/15/25	9,480,000	9,822,756
4.350% due 06/15/45	2,875,000	3,053,970
4.450% due 05/15/21	390,000	399,091
6.250% due 03/29/41	450,000	560,984
CCO Holdings LLC 4.500% due 05/01/32 ~	950,000	931,784
5.000% due 02/01/28 ~	940,000	948,986
5.125% due 05/01/27 ~	1,270,000	1,285,265
5.250% due 09/30/22	120,000	118,541
Charter Communications Operating LLC 3.579% due 07/23/20	1,970,000	1,963,997
4.200% due 03/15/28	2,890,000	2,973,289
4.800% due 03/01/50	540,000	565,345
5.375% due 04/01/38	2,870,000	3,108,229
5.750% due 04/01/48	2,070,000	2,360,242
6.384% due 10/23/35	270,000	321,896
6.484% due 10/23/45	650,000	797,929
6.834% due 10/23/55	370,000	439,874
Comcast Corp 3.150% due 03/01/26	420,000	441,525
3.250% due 11/01/39	190,000	201,519
3.400% due 04/01/30	1,000,000	1,084,732
3.400% due 07/15/46	170,000	184,924
3.450% due 02/01/50	1,330,000	1,466,332
3.750% due 04/01/40	220,000	243,657
3.950% due 10/15/25	4,600,000	5,074,458
4.000% due 03/01/48	270,000	312,762
4.150% due 10/15/28	3,990,000	4,552,068
4.250% due 10/15/30	2,390,000	2,808,097
4.700% due 10/15/48	100,000	129,286
5.650% due 06/15/35	290,000	393,161
6.500% due 11/15/35	1,530,000	2,239,475
CSC Holdings LLC 5.375% due 07/15/23 ~	5,240,000	5,325,176
Deutsche Telekom International Finance BV (Germany) 2.820% due 01/19/22 ~	710,000	705,534
DISH DBS Corp 5.875% due 11/15/24	2,011,000	1,970,951
7.750% due 07/01/26	760,000	785,118
FOX Corp 5.476% due 01/25/39	1,450,000	1,687,034
5.576% due 01/25/49	700,000	841,470
Netflix Inc 5.375% due 02/01/21	380,000	385,415
Prosus NV (China) 4.850% due 07/06/27 ~	2,510,000	2,405,070
Sprint Capital Corp 8.750% due 03/15/32	1,330,000	1,766,307
Sprint Corp 7.250% due 02/01/28 ~	480,000	484,200
7.625% due 02/15/25	910,000	1,013,877
7.875% due 09/15/23	40,000	44,345
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	300,000	299,625
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	680,000	688,520
Telefonica Emisiones SA (Spain) 5.134% due 04/27/20	2,020,000	2,023,385
5.520% due 03/01/49	1,500,000	1,766,954
Time Warner Cable LLC 5.500% due 09/01/41	250,000	262,564
6.750% due 06/15/39	1,310,000	1,490,651
7.300% due 07/01/38	1,620,000	1,995,367
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,365,376
Verizon Communications Inc 2.625% due 08/15/26	2,770,000	2,867,248
3.150% due 03/22/30	1,410,000	1,519,472
3.376% due 02/15/25	2,938,000	3,157,195

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
3.500% due 11/01/24	$410,000	$436,922
3.850% due 11/01/42	730,000	819,155
4.000% due 03/22/50	610,000	727,278
4.125% due 03/16/27	286,000	318,934
4.125% due 08/15/46	980,000	1,139,573
4.329% due 09/21/28	715,000	825,748
4.400% due 11/01/34	1,750,000	2,055,449
4.500% due 08/10/33	6,570,000	7,925,167
4.522% due 09/15/48	1,450,000	1,838,366
4.862% due 08/21/46	630,000	824,826
5.500% due 03/16/47	250,000	344,090
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	200,000	204,394
Vodafone Group PLC (United Kingdom) 4.375% due 05/30/28	3,530,000	3,718,979

		117,288,210

Consumer, Cyclical - 1.6%

BMW US Capital LLC (Germany) 1.850% due 09/15/21 ~	440,000	432,630
Daimler Finance North America LLC (Germany) 2.450% due 05/18/20 ~	380,000	379,243
Delta Air Lines Inc 2.900% due 10/28/24	1,880,000	1,509,375
Ford Motor Co 4.750% due 01/15/43	480,000	274,800
Ford Motor Credit Co LLC 3.664% due 09/08/24	270,000	241,650
5.750% due 02/01/21	1,070,000	1,043,250
5.875% due 08/02/21	1,250,000	1,231,250
General Motors Co 5.150% due 04/01/38	440,000	319,643
5.950% due 04/01/49	1,450,000	1,076,590
6.250% due 10/02/43	570,000	454,393
General Motors Financial Co Inc 2.450% due 11/06/20	800,000	776,382
3.450% due 04/10/22	720,000	665,500
4.250% due 05/15/23	1,250,000	1,131,730
4.350% due 01/17/27	520,000	430,524
4.375% due 09/25/21	180,000	165,834
Hanesbrands Inc 4.625% due 05/15/24 ~	2,170,000	2,161,873
4.875% due 05/15/26 ~	690,000	681,755
Hilton Domestic Operating Co Inc 5.125% due 05/01/26	430,000	415,398
Hilton Worldwide Finance LLC 4.625% due 04/01/25	70,000	65,712
4.875% due 04/01/27	2,050,000	1,958,878
Las Vegas Sands Corp 3.200% due 08/08/24	4,850,000	4,375,647
Lennar Corp 4.500% due 04/30/24	1,160,000	1,141,782
4.750% due 05/30/25	200,000	193,751
4.750% due 11/29/27	2,150,000	2,156,557
5.000% due 06/15/27	130,000	120,061
Lowe’s Cos Inc 4.500% due 04/15/30	710,000	784,946
5.000% due 04/15/40	350,000	397,352
5.125% due 04/15/50	1,550,000	1,874,729
McDonald’s Corp 3.500% due 03/01/27	1,160,000	1,210,364
3.600% due 07/01/30	1,050,000	1,101,977
3.700% due 01/30/26	2,560,000	2,686,010
3.800% due 04/01/28	740,000	785,819
4.200% due 04/01/50	870,000	968,130
New Red Finance Inc (Canada) 4.250% due 05/15/24 ~	3,260,000	3,272,209

	Principal Amount	Value
Newell Brands Inc 3.850% due 04/01/23	$989,000	$997,160
4.200% due 04/01/26	10,000	9,803
NIKE Inc 2.850% due 03/27/30	1,520,000	1,608,722
3.250% due 03/27/40	1,010,000	1,056,880
3.375% due 03/27/50	2,970,000	3,264,225
QVC Inc 5.950% due 03/15/43	100,000	68,208
Sands China Ltd (Macau) 4.600% due 08/08/23	4,200,000	4,319,658
5.125% due 08/08/25	1,840,000	1,745,691
5.400% due 08/08/28	620,000	586,243
The Home Depot Inc 2.700% due 04/15/30	1,130,000	1,153,105
3.300% due 04/15/40	860,000	883,896
3.350% due 04/15/50	1,270,000	1,384,924
3.900% due 06/15/47	210,000	237,188
Toll Brothers Finance Corp 4.375% due 04/15/23	770,000	738,234
VOC Escrow Ltd 5.000% due 02/15/28 ~	1,320,000	972,444
Walmart Inc 3.700% due 06/26/28	4,540,000	5,114,734

		60,626,859

Consumer, Non-Cyclical - 7.3%

Abbott Laboratories 3.750% due 11/30/26	1,845,000	2,064,412
4.750% due 11/30/36	1,700,000	2,158,946
4.900% due 11/30/46	1,560,000	2,140,592
AbbVie Inc 2.300% due 11/21/22 ~	7,590,000	7,593,634
2.600% due 11/21/24 ~	7,360,000	7,492,332
2.950% due 11/21/26 ~	1,590,000	1,623,789
3.200% due 11/21/29 ~	4,960,000	5,090,821
3.600% due 05/14/25	1,600,000	1,688,729
4.250% due 11/21/49 ~	200,000	218,529
Aetna Inc 2.800% due 06/15/23	540,000	544,039
Allergan Funding SCS 3.450% due 03/15/22	1,420,000	1,475,292
3.800% due 03/15/25	2,080,000	2,133,610
Altria Group Inc 3.490% due 02/14/22	850,000	860,000
3.800% due 02/14/24	940,000	954,740
3.875% due 09/16/46	820,000	745,309
4.400% due 02/14/26	5,780,000	5,997,504
4.750% due 05/05/21	2,980,000	3,017,088
4.800% due 02/14/29	2,880,000	3,019,804
5.800% due 02/14/39	2,100,000	2,309,096
5.950% due 02/14/49	3,810,000	4,452,421
6.200% due 02/14/59	680,000	751,847
Amgen Inc 2.125% due 05/01/20	420,000	419,751
3.625% due 05/22/24	590,000	621,559
4.663% due 06/15/51	289,000	365,571
Anheuser-Busch Cos LLC (Belgium) 3.650% due 02/01/26	1,450,000	1,526,326
4.900% due 02/01/46	4,780,000	5,240,842
Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	5,025,000	5,177,320
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	743,000	746,242
4.000% due 04/13/28	1,160,000	1,227,271
4.150% due 01/23/25	2,710,000	2,928,261
4.750% due 01/23/29	850,000	936,481
5.550% due 01/23/49	1,370,000	1,618,490
Anthem Inc 2.950% due 12/01/22	490,000	500,976

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
3.125% due 05/15/22	$3,300,000	$3,359,274
3.350% due 12/01/24	560,000	571,333
3.650% due 12/01/27	1,830,000	1,894,073
3.700% due 08/15/21	220,000	222,805
BAT Capital Corp (United Kingdom) 3.557% due 08/15/27	9,180,000	8,665,349
4.540% due 08/15/47	5,450,000	4,999,714
Bausch Health Americas Inc 9.250% due 04/01/26 ~	670,000	703,131
Bausch Health Cos Inc 9.000% due 12/15/25 ~	880,000	934,296
Becton Dickinson & Co 3.363% due 06/06/24	4,810,000	4,829,392
3.734% due 12/15/24	993,000	1,019,949
4.685% due 12/15/44	813,000	859,096
Bristol-Myers Squibb Co 2.250% due 08/15/21 ~	1,680,000	1,690,947
2.600% due 05/16/22 ~	2,260,000	2,307,946
2.900% due 07/26/24 ~	520,000	552,190
3.200% due 06/15/26 ~	3,290,000	3,521,645
3.400% due 07/26/29 ~	1,530,000	1,685,290
3.550% due 08/15/22 ~	910,000	960,239
3.625% due 05/15/24 ~	500,000	529,279
3.875% due 08/15/25 ~	1,440,000	1,565,287
5.000% due 08/15/45 ~	2,660,000	3,582,502
5.250% due 08/15/43 ~	320,000	438,384
Centene Corp 3.375% due 02/15/30 ~	750,000	700,312
4.750% due 05/15/22	660,000	666,824
4.750% due 01/15/25 ~	150,000	152,813
5.375% due 06/01/26 ~	410,000	424,621
Cigna Corp 3.400% due 09/17/21	1,310,000	1,330,604
3.750% due 07/15/23	2,984,000	3,076,939
4.125% due 11/15/25	1,010,000	1,083,326
4.375% due 10/15/28	6,210,000	6,696,055
4.900% due 12/15/48	1,000,000	1,214,676
CommonSpirit Health 4.350% due 11/01/42	420,000	413,617
Constellation Brands Inc 4.250% due 05/01/23	590,000	596,104
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	1,530,000	1,493,670
CVS Health Corp 2.750% due 12/01/22	2,160,000	2,177,248
3.350% due 03/09/21	643,000	647,647
3.625% due 04/01/27	550,000	564,474
3.700% due 03/09/23	1,930,000	2,011,556
3.750% due 04/01/30	1,410,000	1,461,887
3.875% due 07/20/25	1,278,000	1,322,904
4.100% due 03/25/25	3,680,000	3,879,663
4.125% due 04/01/40	580,000	585,001
4.250% due 04/01/50	180,000	187,930
4.300% due 03/25/28	15,970,000	16,993,740
5.050% due 03/25/48	3,580,000	4,081,360
5.125% due 07/20/45	1,440,000	1,658,477
CVS Pass-Through Trust 5.298% due 01/11/27 ~	448,452	500,099
6.036% due 12/10/28	2,303,207	2,501,040
Danone SA (France) 2.077% due 11/02/21 ~	2,540,000	2,544,543
2.589% due 11/02/23 ~	4,030,000	4,001,501
DaVita Inc 5.000% due 05/01/25	10,000	10,049
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	2,530,000	2,552,199
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	3,360,000	2,848,326
Fresenius Medical Care US Finance II Inc (Germany) 4.125% due 10/15/20 ~	1,080,000	1,073,111
5.875% due 01/31/22 ~	1,160,000	1,202,904

	Principal Amount	Value
Gilead Sciences Inc 2.550% due 09/01/20	$530,000	$531,623
3.650% due 03/01/26	1,660,000	1,812,956
4.750% due 03/01/46	2,400,000	3,081,455
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	140,000	143,963
HCA Inc 4.500% due 02/15/27	110,000	113,509
4.750% due 05/01/23	720,000	738,529
5.000% due 03/15/24	1,333,000	1,382,588
5.250% due 06/15/26	180,000	189,233
5.375% due 02/01/25	827,000	846,637
5.375% due 09/01/26	980,000	1,016,823
5.500% due 06/15/47	640,000	701,535
5.625% due 09/01/28	130,000	136,792
Humana Inc 3.150% due 12/01/22	970,000	968,951
3.950% due 03/15/27	2,781,000	2,835,673
4.625% due 12/01/42	1,090,000	1,202,815
4.800% due 03/15/47	130,000	146,030
4.950% due 10/01/44	610,000	696,294
Johnson & Johnson 3.625% due 03/03/37	3,810,000	4,384,202
Kraft Heinz Foods Co 3.000% due 06/01/26	1,910,000	1,860,703
3.950% due 07/15/25	630,000	620,563
Lamb Weston Holdings Inc 4.875% due 11/01/26 ~	1,410,000	1,442,331
Mars Inc 2.700% due 04/01/25 ~	1,590,000	1,637,842
3.200% due 04/01/30 ~	850,000	890,112
Medtronic Inc 3.500% due 03/15/25	1,405,000	1,516,107
Molson Coors Beverage Co 3.500% due 05/01/22	500,000	501,937
PepsiCo Inc 2.875% due 10/15/49	570,000	591,558
3.875% due 03/19/60	460,000	580,019
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	3,840,000	3,947,602
Pfizer Inc 2.625% due 04/01/30	1,260,000	1,323,878
Philip Morris International Inc 2.500% due 08/22/22	2,560,000	2,595,557
2.500% due 11/02/22	2,670,000	2,683,759
2.900% due 11/15/21	1,460,000	1,471,787
Prime Security Services Borrower LLC 5.750% due 04/15/26 ~	1,260,000	1,241,884
Reynolds American Inc (United Kingdom) 3.250% due 06/12/20	974,000	971,113
5.850% due 08/15/45	1,090,000	1,177,648
Service Corp International 7.500% due 04/01/27	510,000	555,157
Spectrum Brands Inc 5.000% due 10/01/29 ~	100,000	85,854
5.750% due 07/15/25	700,000	659,729
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	1,090,000	1,005,154
Teva Pharmaceutical Finance IV BV (Israel) 3.650% due 11/10/21	990,000	957,617
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	3,990,000	3,832,954
2.800% due 07/21/23	2,630,000	2,416,299
3.150% due 10/01/26	1,070,000	909,420
7.125% due 01/31/25 ~	2,430,000	2,419,393
The Coca-Cola Co 4.125% due 03/25/40	350,000	431,203
4.200% due 03/25/50	1,690,000	2,220,411

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
The Procter & Gamble Co 3.000% due 03/25/30	$870,000	$966,996
3.550% due 03/25/40	900,000	1,051,968
3.600% due 03/25/50	1,250,000	1,546,411
United Rentals North America Inc 3.875% due 11/15/27	1,390,000	1,321,264
5.500% due 07/15/25	820,000	808,729
5.500% due 05/15/27	800,000	785,940
6.500% due 12/15/26	150,000	153,082
UnitedHealth Group Inc 2.700% due 07/15/20	1,600,000	1,600,250
2.875% due 12/15/21	1,130,000	1,154,490
3.750% due 07/15/25	820,000	891,221
3.875% due 10/15/20	430,000	431,923
3.875% due 08/15/59	1,400,000	1,532,957
5.700% due 10/15/40	10,000	13,560
5.800% due 03/15/36	860,000	1,124,322

		268,049,277

Energy - 5.1%

Antero Resources Corp 5.375% due 11/01/21	680,000	498,413
Apache Corp 3.250% due 04/15/22	387,000	298,138
4.250% due 01/15/44	3,240,000	1,416,631
4.375% due 10/15/28	4,795,000	2,568,432
4.750% due 04/15/43	1,430,000	635,585
6.000% due 01/15/37	562,000	307,194
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	770,000	581,612
BP Capital Markets America Inc 3.000% due 02/24/50	4,670,000	4,379,439
3.119% due 05/04/26	1,990,000	2,017,017
3.216% due 11/28/23	960,000	988,151
3.410% due 02/11/26	5,590,000	5,598,368
BP Capital Markets PLC (United Kingdom) 3.506% due 03/17/25	520,000	542,230
3.535% due 11/04/24	350,000	370,091
3.561% due 11/01/21	220,000	222,823
Cameron LNG LLC 2.902% due 07/15/31 ~	690,000	606,894
3.302% due 01/15/35 ~	3,580,000	3,115,433
Cimarex Energy Co 3.900% due 05/15/27	4,630,000	3,365,272
4.375% due 06/01/24	240,000	189,501
4.375% due 03/15/29	1,710,000	1,148,364
CNOOC Finance LLC (China) 3.500% due 05/05/25	4,460,000	4,711,755
Concho Resources Inc 3.750% due 10/01/27	650,000	552,965
4.300% due 08/15/28	4,380,000	4,012,790
4.375% due 01/15/25	1,630,000	1,393,175
ConocoPhillips 6.500% due 02/01/39	370,000	468,373
Continental Resources Inc 3.800% due 06/01/24	1,500,000	759,395
4.375% due 01/15/28	2,800,000	1,306,283
4.500% due 04/15/23	2,220,000	1,223,341
DCP Midstream Operating LP 6.450% due 11/03/36 ~	450,000	220,502
Devon Energy Corp 4.750% due 05/15/42	70,000	42,161
5.000% due 06/15/45	6,440,000	4,134,402
5.600% due 07/15/41	1,240,000	765,837
Diamondback Energy Inc 3.250% due 12/01/26	30,000	21,261
3.500% due 12/01/29	1,030,000	730,550
5.375% due 05/31/25	1,130,000	835,914
Ecopetrol SA (Colombia) 5.875% due 05/28/45	3,980,000	3,567,334

	Principal Amount	Value
Energy Transfer Operating LP 2.900% due 05/15/25	$1,010,000	$855,785
3.750% due 05/15/30	5,370,000	4,231,310
4.950% due 06/15/28	680,000	564,235
5.250% due 04/15/29	410,000	347,899
6.250% due 04/15/49	510,000	433,187
6.750% due 05/15/25	1,430,000	875,875
Energy Transfer Partners LP 4.500% due 11/01/23	520,000	471,867
5.875% due 03/01/22	1,770,000	1,663,924
Enterprise Products Operating LLC 2.800% due 01/31/30	1,720,000	1,572,739
3.700% due 01/31/51	1,100,000	994,613
3.950% due 01/31/60	400,000	341,286
4.150% due 10/16/28	4,710,000	4,788,624
4.200% due 01/31/50	1,000,000	948,016
4.800% due 02/01/49	1,000,000	1,005,002
4.850% due 03/15/44	420,000	439,528
7.550% due 04/15/38	360,000	418,658
EOG Resources Inc 3.900% due 04/01/35	1,460,000	1,475,948
4.150% due 01/15/26	1,370,000	1,405,286
Exxon Mobil Corp 2.992% due 03/19/25	1,890,000	1,992,838
3.043% due 03/01/26	2,840,000	3,008,046
3.482% due 03/19/30	1,790,000	1,986,006
4.114% due 03/01/46	3,750,000	4,475,834
Halliburton Co 3.800% due 11/15/25	199,000	176,968
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	310,000	306,590
6.375% due 10/24/48 ~	1,500,000	1,491,750
Kinder Morgan Energy Partners LP 3.500% due 03/01/21	750,000	740,553
3.500% due 09/01/23	1,410,000	1,389,897
Kinder Morgan Inc 4.300% due 03/01/28	820,000	806,674
5.000% due 02/15/21 ~	1,720,000	1,711,264
5.200% due 03/01/48	60,000	63,660
5.550% due 06/01/45	210,000	216,471
MPLX LP 4.500% due 04/15/38	2,070,000	1,624,287
4.700% due 04/15/48	450,000	350,039
4.800% due 02/15/29	2,770,000	2,446,765
4.875% due 12/01/24	1,670,000	1,464,667
5.500% due 02/15/49	2,810,000	2,381,726
Noble Energy Inc 3.850% due 01/15/28	2,770,000	1,965,313
4.950% due 08/15/47	620,000	376,642
5.250% due 11/15/43	770,000	454,135
6.000% due 03/01/41	370,000	249,169
Oasis Petroleum Inc 6.875% due 03/15/22	410,000	84,050
6.875% due 01/15/23	495,000	105,187
Occidental Petroleum Corp 2.600% due 08/13/21	2,680,000	2,146,149
2.684% (USD LIBOR + 0.950%) due 02/08/21 §	1,160,000	919,390
2.700% due 08/15/22	1,870,000	1,334,117
2.900% due 08/15/24	3,260,000	1,779,980
3.000% due 02/15/27	1,010,000	481,447
3.125% due 02/15/22	1,350,000	992,859
3.400% due 04/15/26	1,890,000	909,699
4.100% due 02/15/47	2,420,000	1,037,469
4.200% due 03/15/48	1,200,000	518,865
4.400% due 04/15/46	600,000	252,481
4.625% due 06/15/45	1,280,000	551,550
4.850% due 03/15/21	924,000	774,264
5.550% due 03/15/26	4,230,000	2,259,855
6.450% due 09/15/36	1,610,000	771,628
6.600% due 03/15/46	6,070,000	2,867,036
7.875% due 09/15/31	2,702,000	1,439,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25	$12,301,000	$11,793,645
5.750% due 02/01/29	2,000,000	1,897,100
6.250% due 03/17/24	2,350,000	2,332,974
7.250% due 03/17/44	3,430,000	3,502,390
7.375% due 01/17/27	1,440,000	1,480,392
Petroleos Mexicanos (Mexico) 6.375% due 01/23/45	520,000	341,518
6.625% due 06/15/35	160,000	109,241
6.875% due 08/04/26	4,350,000	3,343,160
QEP Resources Inc 6.875% due 03/01/21	660,000	342,342
Range Resources Corp 4.875% due 05/15/25	920,000	554,300
5.000% due 03/15/23	4,040,000	3,020,950
5.875% due 07/01/22	34,000	24,767
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	1,030,000	968,429
Schlumberger Holdings Corp 3.900% due 05/17/28 ~	1,732,000	1,613,959
Shell International Finance BV (Netherlands) 2.875% due 05/10/26	790,000	815,971
4.375% due 05/11/45	2,050,000	2,380,552
4.550% due 08/12/43	1,200,000	1,411,603
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	2,510,000	2,685,064
Sunoco Logistics Partners Operations LP 5.300% due 04/01/44	160,000	133,885
Targa Resources Partners LP 4.250% due 11/15/23	510,000	442,147
5.375% due 02/01/27	180,000	149,139
5.500% due 03/01/30 ~	540,000	421,875
5.875% due 04/15/26	250,000	209,530
6.500% due 07/15/27	530,000	455,800
6.875% due 01/15/29	270,000	219,375
Tennessee Gas Pipeline Co LLC 2.900% due 03/01/30 ~	8,820,000	7,505,994
The Williams Cos Inc 3.750% due 06/15/27	1,720,000	1,580,333
7.500% due 01/15/31	6,475,000	7,545,908
7.750% due 06/15/31	100,000	106,652
Western Midstream Operating LP 2.698% (USD LIBOR + 0.850%) due 01/13/23 §	550,000	290,234
3.100% due 02/01/25	1,580,000	829,058
4.050% due 02/01/30	5,014,000	2,217,843
4.500% due 03/01/28	680,000	330,589
4.650% due 07/01/26	990,000	505,389
5.250% due 02/01/50	1,190,000	491,035
WPX Energy Inc 6.000% due 01/15/22	60,000	48,506
8.250% due 08/01/23	3,290,000	2,446,921

		189,882,423

Financial - 14.7%

ABN AMRO Bank NV (Netherlands) 2.450% due 06/04/20 ~	810,000	806,237
4.750% due 07/28/25 ~	2,220,000	2,238,514
AerCap Ireland Capital DAC (Ireland) 4.500% due 05/15/21	1,010,000	926,756
5.000% due 10/01/21	875,000	785,504
Ambac Assurance Corp 5.100% due 06/07/20 ~	111,048	154,209
Ambac LSNI LLC (Cayman) 6.450% (USD LIBOR + 5.000%) due 02/12/23 § ~	417,590	399,834
American Express Credit Corp 2.375% due 05/26/20	1,930,000	1,929,978

	Principal Amount	Value
American International Group Inc 3.750% due 07/10/25	$2,610,000	$2,617,652
Banco Santander SA (Spain) 2.968% (USD LIBOR + 1.120%) due 04/12/23 §	1,000,000	961,444
3.848% due 04/12/23	3,200,000	3,280,752
4.379% due 04/12/28	3,000,000	3,078,808
Bank of America Corp 3.004% due 12/20/23	8,404,000	8,573,318
3.300% due 01/11/23	3,190,000	3,308,429
3.419% due 12/20/28	7,274,000	7,525,832
3.500% due 04/19/26	5,410,000	5,772,691
3.550% due 03/05/24	3,370,000	3,498,186
3.593% due 07/21/28	1,290,000	1,322,826
3.974% due 02/07/30	3,230,000	3,494,258
4.000% due 04/01/24	2,280,000	2,435,131
4.083% due 03/20/51	6,680,000	7,603,521
4.125% due 01/22/24	11,745,000	12,543,916
4.200% due 08/26/24	4,930,000	5,249,673
4.330% due 03/15/50	3,330,000	3,923,387
4.450% due 03/03/26	660,000	715,261
5.000% due 01/21/44	370,000	472,453
6.100% due 03/17/25	130,000	131,390
Bank of Montreal (Canada) 3.803% due 12/15/32	550,000	534,666
Banque Federative du Credit Mutuel SA (France) 2.200% due 07/20/20 ~	1,130,000	1,128,040
Barclays PLC (United Kingdom) 4.972% due 05/16/29	6,976,000	7,541,164
5.088% due 06/20/30	3,010,000	3,124,260
Berkshire Hathaway Finance Corp 4.250% due 01/15/49	3,420,000	4,230,419
BNP Paribas SA (France) 3.375% due 01/09/25 ~	910,000	905,716
4.375% due 03/01/33 ~	970,000	1,065,432
4.400% due 08/14/28 ~	6,280,000	6,766,356
4.625% due 03/13/27 ~	1,110,000	1,159,762
4.705% due 01/10/25 ~	6,470,000	6,752,150
5.198% due 01/10/30 ~	3,470,000	3,840,737
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,446,958
Chubb INA Holdings Inc 2.300% due 11/03/20	950,000	951,098
3.350% due 05/03/26	440,000	466,970
CIT Group Inc 4.750% due 02/16/24	910,000	892,937
5.250% due 03/07/25	930,000	912,567
Citigroup Inc 3.500% due 05/15/23	2,380,000	2,454,872
3.980% due 03/20/30	6,000,000	6,426,219
4.075% due 04/23/29	5,400,000	5,738,799
4.400% due 06/10/25	4,900,000	5,311,310
4.412% due 03/31/31	2,270,000	2,502,727
4.450% due 09/29/27	5,200,000	5,464,657
4.650% due 07/30/45	3,761,000	4,514,656
4.650% due 07/23/48	2,500,000	3,022,185
4.750% due 05/18/46	440,000	506,207
5.300% due 05/06/44	240,000	292,526
5.500% due 09/13/25	4,580,000	5,097,426
5.950% due 01/30/23	1,820,000	1,761,196
5.950% due 05/15/25	5,660,000	5,487,059
6.300% due 05/15/24	2,520,000	2,383,781
6.625% due 06/15/32	480,000	578,271
6.675% due 09/13/43	580,000	787,435
8.125% due 07/15/39	200,000	316,524
Cooperatieve Rabobank UA (Netherlands) 4.375% due 08/04/25	6,300,000	6,465,940
4.625% due 12/01/23	5,190,000	5,376,933
5.250% due 08/04/45	870,000	1,061,100

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Credit Suisse Group AG (Switzerland) 2.593% due 09/11/25 ~	$250,000	$237,943
4.194% due 04/01/31 # ~	1,700,000	1,745,001
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 4.550% due 04/17/26	440,000	465,627
Danske Bank AS (Denmark) 3.001% due 09/20/22 ~	1,750,000	1,733,873
3.244% due 12/20/25 ~	800,000	745,082
5.000% due 01/12/22 ~	4,450,000	4,559,691
5.375% due 01/12/24 ~	4,050,000	4,271,320
GE Capital International Funding Co Unlimited Co 3.373% due 11/15/25	2,577,000	2,595,626
2.342% due 11/15/20	16,985,000	16,891,386
Goldman Sachs Capital II 4.000% (USD LIBOR + 0.768%) due 04/30/20 §	398,000	299,692
HSBC Bank USA NA 4.875% due 08/24/20	1,750,000	1,763,091
7.000% due 01/15/39	1,240,000	1,622,117
HSBC Holdings PLC (United Kingdom) 3.400% due 03/08/21	8,230,000	8,277,927
3.973% due 05/22/30	3,750,000	3,858,699
4.250% due 03/14/24	3,300,000	3,400,713
4.250% due 08/18/25	4,460,000	4,658,749
4.583% due 06/19/29	7,670,000	8,180,702
4.950% due 03/31/30	700,000	772,911
6.500% due 03/23/28	5,190,000	4,856,880
International Lease Finance Corp 5.875% due 08/15/22	910,000	814,466
8.625% due 01/15/22	1,940,000	1,883,043
Intesa Sanpaolo SPA (Italy) 3.125% due 07/14/22 ~	2,100,000	2,005,695
3.375% due 01/12/23 ~	1,040,000	994,171
5.017% due 06/26/24 ~	10,470,000	10,705,238
5.710% due 01/15/26 ~	350,000	341,807
JPMorgan Chase & Co 2.550% due 03/01/21	600,000	601,609
3.875% due 09/10/24	4,840,000	5,120,147
4.023% due 12/05/24	4,730,000	5,019,065
4.203% due 07/23/29	3,010,000	3,312,387
4.250% due 10/15/20	3,230,000	3,269,075
4.250% due 10/01/27	870,000	960,230
4.350% due 08/15/21	690,000	712,893
4.452% due 12/05/29	7,410,000	8,330,541
4.500% due 01/24/22	2,310,000	2,414,242
4.950% due 06/01/45	5,380,000	6,951,408
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	387,141
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	380,000	375,392
Lloyds Banking Group PLC (United Kingdom) 3.900% due 03/12/24	1,910,000	1,936,657
4.375% due 03/22/28	1,960,000	2,113,097
Mitsubishi UFJ Financial Group Inc (Japan) 2.998% due 02/22/22	2,090,000	2,132,483
Morgan Stanley 2.699% due 01/22/31	7,020,000	6,895,980
3.622% due 04/01/31	5,440,000	5,673,495
3.737% due 04/24/24	2,230,000	2,299,363
3.772% due 01/24/29	200,000	211,466
4.431% due 01/23/30	170,000	189,290
5.500% due 07/24/20	350,000	353,448
5.597% due 03/24/51	530,000	751,785
Nordea Bank Abp (Finland) 4.875% due 05/13/21 ~	7,870,000	8,016,513
Nuveen LLC 4.000% due 11/01/28 ~	1,500,000	1,572,250
Park Aerospace Holdings Ltd (Ireland) 4.500% due 03/15/23 ~	260,000	225,950
5.250% due 08/15/22 ~	1,500,000	1,357,267
5.500% due 02/15/24 ~	630,000	543,548

	Principal Amount	Value
Royal Bank of Canada (Canada) 2.150% due 10/26/20	$1,670,000	$1,669,323
3.200% due 04/30/21	1,740,000	1,761,094
Royal Bank of Scotland Group PLC (United Kingdom) 4.519% due 06/25/24	200,000	201,673
4.892% due 05/18/29	780,000	827,940
5.076% due 01/27/30	500,000	544,440
5.125% due 05/28/24	6,260,000	6,333,418
6.000% due 12/19/23	4,240,000	4,412,645
6.100% due 06/10/23	3,870,000	3,983,686
6.125% due 12/15/22	1,020,000	1,053,427
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	610,000	699,535
Santander UK PLC (United Kingdom) 5.000% due 11/07/23 ~	290,000	292,665
Standard Chartered PLC (United Kingdom) 3.280% (USD LIBOR + 1.510%) due 01/30/27 § ~	3,900,000	2,723,194
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	2,320,000	2,302,722
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	1,830,000	1,852,338
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	132,000	183,976
The Goldman Sachs Group Inc 3.200% due 02/23/23	1,780,000	1,818,783
3.500% due 11/16/26	2,430,000	2,488,853
3.625% due 02/20/24	3,000,000	3,109,555
3.814% due 04/23/29	9,000	9,324
3.850% due 07/08/24	1,690,000	1,769,592
4.223% due 05/01/29	1,060,000	1,134,131
4.250% due 10/21/25	4,270,000	4,498,018
4.750% due 10/21/45	5,900,000	7,075,899
5.150% due 05/22/45	3,480,000	4,133,456
5.250% due 07/27/21	2,570,000	2,673,727
5.750% due 01/24/22	400,000	424,739
5.950% due 01/15/27	1,733,000	1,963,558
6.000% due 06/15/20	6,360,000	6,398,523
6.250% due 02/01/41	6,880,000	9,561,081
6.750% due 10/01/37	2,145,000	2,892,832
The Toronto-Dominion Bank (Canada) 3.250% due 06/11/21	2,100,000	2,144,404
UBS Group AG (Switzerland) 3.491% due 05/23/23 ~	5,620,000	5,685,585
4.125% due 09/24/25 ~	2,340,000	2,435,846
4.253% due 03/23/28 ~	3,590,000	3,772,339
7.000% due 01/31/24 ~	9,670,000	9,096,521
UniCredit SPA (Italy) 6.572% due 01/14/22 ~	5,390,000	5,494,201
US Bank NA 3.150% due 04/26/21	2,220,000	2,239,099
Visa Inc 3.150% due 12/14/25	3,940,000	4,301,867
4.300% due 12/14/45	3,020,000	3,823,972
Wachovia Capital Trust III 5.570% (USD LIBOR + 0.930%) due 04/30/20 §	6,220,000	6,070,596
WEA Finance LLC REIT (France) 3.750% due 09/17/24 ~	6,230,000	5,947,333
Wells Fargo & Co 2.879% due 10/30/30	3,860,000	3,835,650
3.000% due 10/23/26	3,850,000	3,953,367
3.450% due 02/13/23	2,330,000	2,398,863
3.750% due 01/24/24	3,780,000	4,009,425
4.150% due 01/24/29	1,150,000	1,257,319
4.300% due 07/22/27	3,960,000	4,254,251
4.400% due 06/14/46	1,650,000	1,865,828
4.478% due 04/04/31	1,130,000	1,282,939

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
4.600% due 04/01/21	$6,240,000	$6,377,660
4.650% due 11/04/44	1,600,000	1,851,283
4.750% due 12/07/46	2,550,000	2,957,101
4.900% due 11/17/45	4,920,000	5,856,347
5.013% due 04/04/51	13,890,000	17,762,423
5.375% due 11/02/43	2,030,000	2,435,354
5.606% due 01/15/44	1,567,000	1,922,238

		542,253,145

Industrial - 2.2%

3M Co 2.375% due 08/26/29	1,550,000	1,561,181
3.050% due 04/15/30	340,000	356,527
3.700% due 04/15/50	930,000	1,043,571
Carrier Global Corp 1.923% due 02/15/23 ~	580,000	572,148
2.242% due 02/15/25 ~	1,440,000	1,411,096
2.493% due 02/15/27 ~	270,000	258,970
2.722% due 02/15/30 ~	2,660,000	2,463,112
3.377% due 04/05/40 ~	950,000	842,674
3.577% due 04/05/50 ~	1,000,000	903,371
DAE Funding LLC (United Arab Emirates) 5.750% due 11/15/23 ~	500,000	466,872
Deere & Co 3.100% due 04/15/30	370,000	392,809
3.750% due 04/15/50	1,110,000	1,297,377
Eaton Corp 2.750% due 11/02/22	3,849,000	3,895,095
4.150% due 11/02/42	590,000	657,068
General Dynamics Corp 4.250% due 04/01/50	350,000	435,809
General Electric Co 3.150% due 09/07/22	1,369,000	1,384,780
4.375% due 09/16/20	396,000	396,261
4.650% due 10/17/21	98,000	99,988
5.300% due 02/11/21	1,378,000	1,399,071
5.875% due 01/14/38	450,000	529,744
6.150% due 08/07/37	317,000	366,650
6.750% due 03/15/32	400,000	485,676
6.875% due 01/10/39	5,806,000	7,264,157
L3Harris Technologies Inc 4.854% due 04/27/35	530,000	576,153
5.054% due 04/27/45	1,470,000	1,629,577
Lockheed Martin Corp 3.100% due 01/15/23	300,000	304,640
3.550% due 01/15/26	3,240,000	3,510,909
4.500% due 05/15/36	580,000	667,068
Northrop Grumman Corp 2.930% due 01/15/25	2,560,000	2,610,930
3.250% due 01/15/28	5,430,000	5,710,633
5.250% due 05/01/50	1,270,000	1,736,276
Otis Worldwide Corp 2.056% due 04/05/25 ~	870,000	853,460
2.293% due 04/05/27 ~	920,000	884,496
2.565% due 02/15/30 ~	2,710,000	2,641,782
Raytheon Co 3.125% due 10/15/20	1,680,000	1,688,813
Raytheon Technologies Corp 3.950% due 08/16/25	1,700,000	1,863,569
4.125% due 11/16/28	560,000	619,511
4.500% due 06/01/42	540,000	629,852
Republic Services Inc 2.500% due 08/15/24	1,430,000	1,442,662
Reynolds Group Issuer Inc 5.125% due 07/15/23 ~	270,000	269,661
The Boeing Co 2.700% due 02/01/27	610,000	561,170
2.800% due 03/01/27	790,000	706,656
3.100% due 05/01/26	630,000	583,815
3.200% due 03/01/29	2,330,000	2,156,681
3.250% due 02/01/35	4,780,000	4,166,803
3.550% due 03/01/38	460,000	398,273
3.750% due 02/01/50	1,030,000	944,795

	Principal Amount	Value
Union Pacific Corp 2.150% due 02/05/27	$1,430,000	$1,404,273
2.400% due 02/05/30	2,070,000	2,027,673
3.750% due 07/15/25	1,210,000	1,302,896
3.750% due 02/05/70	1,950,000	2,049,756
3.839% due 03/20/60 ~	365,000	396,832
3.950% due 09/10/28	1,810,000	1,947,276
Waste Management Inc 3.200% due 06/15/26	870,000	907,428
3.450% due 06/15/29	1,640,000	1,759,072
3.500% due 05/15/24	1,750,000	1,821,324
4.000% due 07/15/39	240,000	261,953
4.150% due 07/15/49	590,000	681,489
WestRock RKT LLC 4.000% due 03/01/23	1,150,000	1,117,316

		81,319,480

Technology - 1.7%

Apple Inc 2.000% due 11/13/20	2,040,000	2,048,276
2.450% due 08/04/26	3,590,000	3,770,259
Dell International LLC 4.420% due 06/15/21 ~	5,450,000	5,510,300
Intel Corp 3.700% due 07/29/25	890,000	983,424
4.600% due 03/25/40	750,000	910,805
4.750% due 03/25/50	4,810,000	6,341,481
4.950% due 03/25/60	1,100,000	1,532,932
International Business Machines Corp 3.000% due 05/15/24	6,020,000	6,306,953
Microsoft Corp 2.400% due 08/08/26	9,230,000	9,783,397
2.700% due 02/12/25	1,080,000	1,166,537
2.875% due 02/06/24	4,410,000	4,712,104
3.300% due 02/06/27	2,650,000	2,947,788
3.450% due 08/08/36	150,000	171,999
3.950% due 08/08/56	1,100,000	1,380,069
4.100% due 02/06/37	2,260,000	2,767,784
NVIDIA Corp 2.850% due 04/01/30	830,000	863,753
3.500% due 04/01/40	2,240,000	2,388,097
3.500% due 04/01/50	4,430,000	4,850,038
3.700% due 04/01/60	1,100,000	1,195,384
salesforce.com Inc 3.250% due 04/11/23	1,720,000	1,789,882
3.700% due 04/11/28	1,610,000	1,780,885

		63,202,147

Utilities - 1.1%

Berkshire Hathaway Energy Co 6.125% due 04/01/36	586,000	775,025
Consolidated Edison Co of New York Inc 3.350% due 04/01/30	610,000	630,489
3.950% due 04/01/50	470,000	491,593
Duke Energy Corp 3.550% due 09/15/21	1,350,000	1,369,075
Duke Energy Ohio Inc 3.650% due 02/01/29	1,880,000	2,001,263
FirstEnergy Corp 3.900% due 07/15/27	6,750,000	6,837,180
4.250% due 03/15/23	4,980,000	5,092,164
4.850% due 07/15/47	900,000	1,010,381
7.375% due 11/15/31	14,350,000	19,320,452

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Virginia Electric & Power Co 6.350% due 11/30/37	$2,130,000	$2,863,723

		40,391,345

Total Corporate Bonds & Notes (Cost $1,423,432,952)		1,425,192,970

SENIOR LOAN NOTES - 5.3%

Communications - 0.8%

Altice France SA Term B12 (France) 4.392% (USD LIBOR + 3.687%) due 01/31/26 §	2,215,041	2,082,138
Charter Communications Operating LLC Term B1 2.740% (USD LIBOR + 1.750%) due 04/30/25 §	4,737,441	4,571,631
Diamond Sports Group LLC 4.180% (USD LIBOR + 3.250%) due 08/24/26 § ±	796,000	624,860
Entercom Media Corp 3.489% (USD LIBOR + 2.500%) due 11/18/24 §	375,344	337,810
iHeartCommunications Inc 3.989% (USD LIBOR + 3.000%) due 05/01/26 §	1,814,428	1,554,058
Level 3 Financing Inc Term B 2.739% (USD LIBOR + 1.750%) due 03/01/27 §	2,320,816	2,193,171
Nexstar Broadcasting Inc Term B4 4.331% (USD LIBOR + 2.750%) due 09/18/26 §	5,784,175	5,466,045
Sprint Communications Inc Term B 3.500% (USD LIBOR + 2.500%) due 02/02/24 §	1,791,339	1,784,622
Terrier Media Buyer Inc Term B 5.700% (USD LIBOR + 4.250%) due 12/17/26 §	3,162,075	2,741,124
Univision Communications Inc Term C5 3.750% (USD LIBOR + 2.750%) due 03/15/24 §	2,858,066	2,443,646
Virgin Media Bristol LLC Term N 3.205% (USD LIBOR + 2.500%) due 01/31/28 §	4,561,848	4,345,160
Ziggo Financing Partnership (Netherlands) 3.205% (USD LIBOR + 2.500%) due 04/30/28 §	1,296,000	1,210,140

		29,354,405

Consumer, Cyclical - 1.3%

Academy Ltd Term B 5.558% (USD LIBOR + 4.000%) due 07/01/22 §	1,537,387	846,843
Alterra Mountain Co Term B1 3.739% (USD LIBOR + 2.750%) due 07/31/24 §	3,280,081	2,941,140
American Airlines Inc 2.705% (USD LIBOR + 2.000%) due 12/14/23 §	2,809,898	2,349,075
Aramark Services Inc Term B3 2.739% (USD LIBOR + 1.750%) due 03/11/25 §	872,268	818,478
Term B4 2.739% (USD LIBOR + 1.750%) due 01/15/27 §	780,000	729,300

	Principal Amount	Value
Caesars Resort Collection LLC Term B 3.739% (USD LIBOR + 2.750%) due 12/23/24 §	$4,202,879	$3,452,367
CEOC LLC 2.989% (USD LIBOR + 2.000%) due 10/07/24 §	2,194,227	1,817,551
CityCenter Holdings LLC Term B 3.239% (USD LIBOR + 2.250%) due 04/18/24 §	1,169,525	1,036,491
Clarios Global LP Term B (Canada) 4.441% (USD LIBOR + 3.500%) due 04/30/26 §	1,761,150	1,620,258
Four Seasons Hotels Ltd (Canada) 2.989% (USD LIBOR + 2.000%) due 11/30/23 §	2,053,257	1,888,996
Golden Nugget Inc Term B 3.584% (USD LIBOR + 2.500%) due 10/04/23 §	4,354,169	3,403,510
Hilton Worldwide Finance LLC Term B2 2.697% (USD LIBOR + 1.750%) due 06/22/26 §	4,593,764	4,306,654
Michaels Stores Inc Term B 3.534% (USD LIBOR + 2.500%) due 01/30/23 § ±	995,046	840,814
Party City Holdings Inc Term B 4.077% (USD LIBOR + 2.500%) due 08/19/22 §	39,496	20,380
PCI Gaming Authority 3.489% (USD LIBOR + 2.500%) due 05/29/26 §	1,897,062	1,524,424
Restaurant Brands Term B4 (Canada) 2.739% (USD LIBOR + 1.750%) due 11/19/26 §	5,801,197	5,380,610
Scientific Games International Inc Term B5 4.246% (USD LIBOR + 2.750%) due 08/14/24 §	5,378,504	4,370,034
Stars Group Holdings BV (Canada) 4.950% (USD LIBOR + 3.500%) due 07/10/25 §	206,191	197,685
TKC Holdings Inc 4.750% (USD LIBOR + 3.750%) due 02/01/23 § ±	5,406,114	4,378,952
UFC Holdings LLC 4.250% (USD LIBOR + 3.250%) due 04/29/26 § ±	3,475,684	3,110,737
Wynn Resorts, Ltd Term A 2.740% (USD LIBOR + 1.750%) due 09/20/24 § ±	5,655,000	4,665,375

		49,699,674

Consumer, Non-Cyclical - 1.7%

Allied Universal Holdco LLC Term B 5.239% (USD LIBOR + 4.250%) due 07/10/26 §	4,275,772	3,955,089
Bausch Health Cos Inc Term B 3.612% (USD LIBOR + 3.000%) due 06/02/25 §	2,624,965	2,515,591
BrightView Landscapes LLC Term B 3.294% (USD LIBOR + 2.500%) due 08/15/25 §	1,699,725	1,631,736
Change Healthcare Holdings LLC Term B 3.500% (USD LIBOR + 2.500%) due 03/01/24 §	5,133,356	4,739,797
Elanco Animal Health Inc Term B due 02/04/27 µ	2,870,000	2,753,406
EyeCare Partners LLC due 02/05/27 µ	616,216	509,406
Froneri International ltd. (United Kingdom) 3.239% (USD LIBOR + 2.250%) due 01/29/27 §	1,970,000	1,891,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Garda World Security Corp Term B (Canada) 6.390% (USD LIBOR + 4.750%) due 10/30/26 §	$1,071,822	$1,023,590
Global Medical Response Inc Term B1 4.932% (USD LIBOR + 3.250%) due 04/28/22 §	2,183,705	2,019,927
Grifols Worldwide Operations USA Inc Term B (Spain) 2.684% (USD LIBOR + 2.000%) due 11/15/27 §	4,578,525	4,387,752
HCA Inc Term B12 2.739% (USD LIBOR + 1.750%) due 03/13/25 §	962,164	923,678
Jaguar Holding Co II 3.500% (USD LIBOR + 2.500%) due 08/18/22 §	2,909,409	2,805,156
LifePoint Health Inc Term B 4.739% (USD LIBOR + 3.750%) due 11/17/25 §	4,888,132	4,586,695
MPH Acquisition Holdings LLC Term B 4.200% (USD LIBOR + 2.750%) due 06/07/23 §	5,723,485	5,208,371
Option Care Health Inc Term B 5.489% (USD LIBOR + 4.500%) due 08/06/26 § ±	2,124,675	1,805,974
Phoenix Guarantor Inc Term B 4.113% (USD LIBOR + 3.250%) due 03/05/26 §	3,189,574	2,934,408
Prime Security Services Borrower LLC Term B1 4.606% (USD LIBOR + 3.250%) due 09/23/26 §	4,263,322	3,879,623
Reynolds Consumer Products Inc 3.501% (USD LIBOR + 1.750%) due 02/04/27 §	2,532,924	2,404,695
Sotera Health Holdings LLC 5.500% (USD LIBOR + 4.500%) due 12/11/26 §	5,680,000	5,064,668
Trans Union LLC Term B5 2.739% (USD LIBOR + 1.750%) due 11/16/26 §	3,923,979	3,783,371
VVC Holding Corp Term B 5.284% (USD LIBOR + 4.500%) due 02/11/26 §	5,070,690	4,766,449

		63,590,582

Diversified - 0.1%

First Eagle Holdings Inc Term B 3.950% (USD LIBOR + 2.500%) due 02/01/27 §	2,344,766	1,990,120

Financial - 0.7%

Asurion LLC
Term B4 3.989% (USD LIBOR + 3.000%) due 08/04/22 §	3,947,081	3,670,785
Term B6 3.989% (USD LIBOR + 3.000%) due 11/03/23 §	997,371	962,463
Term B7 3.989% (USD LIBOR + 3.000%) due 11/03/24 §	2,006,918	1,889,849
Deerfield Dakota Holding LLC Term B due 03/05/27 µ ±	3,870,000	3,328,200
Edelman Financial Center LLC 4.179% (USD LIBOR + 3.250%) due 07/21/25 §	1,659,000	1,432,269
FinCo I LLC Term B 2.989% (USD LIBOR + 2.000%) due 12/27/22 §	1,820,208	1,674,592

	Principal Amount	Value
Focus Financial Partners LLC 2.989% (USD LIBOR + 2.000%) due 07/03/24 §	$2,066,292	$1,900,989
Jane Street Group LLC 4.613% (USD LIBOR + 3.000%) due 01/31/25 §	2,202,022	1,981,820
RPI 2019 Intermediate Finance Trust Term B1 2.739% (USD LIBOR + 1.750%) due 02/11/27 §	4,408,950	4,115,019
VFH Parent LLC Term B 4.005% (USD LIBOR + 3.000%) due 03/01/26 §	1,311,899	1,215,693
VICI Properties 1 LLC Term B 2.674% (USD LIBOR + 1.750%) due 12/20/24 §	2,350,000	2,171,792

		24,343,471

Industrial - 0.3%

APi Group DE Inc Term B 3.489% (USD LIBOR + 2.500%) due 10/01/26 §	2,244,375	2,064,825
Atlantic Aviation FBO Inc Term B 4.740% (USD LIBOR + 3.750%) due 12/06/25 §	493,750	466,594
Berry Global Inc Term W 2.863% (USD LIBOR 2.000%) due 10/01/22 §	2,010,000	1,940,655
Brookfield WEC Holdings Inc due 08/01/25 µ	67,336	64,222
Genesee & Wyoming Inc 3.450% (USD LIBOR + 2.000%) due 12/30/26 §	4,040,000	3,913,750
GFL Environmental Inc Term B (Canada) 3.991% (USD LIBOR + 3.000%) due 05/30/25 §	453,132	442,087
Reynolds Group Holdings Inc 3.739% (USD LIBOR + 2.750%) due 02/05/23 §	3,820,450	3,643,754

		12,535,887

Technology - 0.4%

DCert Buyer Inc Term B 4.989% (USD LIBOR + 4.000%) due 10/16/26 §	4,710,000	4,235,077
Dell International LLC Term B 2.990% (USD LIBOR + 2.000%) due 09/19/25 §	3,479,055	3,347,139
MA Finance Co LLC Term B3 (United Kingdom) 3.489% (USD LIBOR + 2.500%) due 06/21/24 §	69,183	63,072
McAfee LLC Term B 4.691% (USD LIBOR + 3.750%) due 09/30/24 §	5,300,588	4,947,214
Seattle Spinco Inc Term B3 3.489% (USD LIBOR + 2.500%) due 06/21/24 §	467,209	425,939
Western Digital Corp Term B4 3.353% (USD LIBOR + 1.750%) due 04/29/23 §	1,362,039	1,317,772

		14,336,213

Total Senior Loan Notes (Cost $216,075,210)		195,850,352

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 40.9%

Collateralized Mortgage Obligations - Commercial - 5.3%

Bank 2019-BN17 (IO) 1.036% due 04/15/52 §	$36,926,166	$2,740,479
BBCCRE Trust 4.563% due 08/10/33 § ~	9,930,000	8,671,872
BENCHMARK Mortgage Trust
3.717% due 03/15/62	10,720,000	12,235,145
4.510% due 05/15/53 §	9,930,000	11,596,600
BHMS 1.955% (USD LIBOR + 1.250%) due 07/15/35 § ~	7,000,000	6,031,096
BX Commercial Mortgage Trust 3.705% (USD LIBOR + 3.000%) due 11/15/35 § ~	8,673,000	6,500,922
CD Mortgage Trust (IO) 1.306% due 05/10/50 §	31,794,172	2,063,025
Commercial Mortgage Trust
4.300% due 10/10/46	510,000	531,702
4.762% due 10/10/46 §	450,000	458,194
4.831% due 08/15/45 § ~	2,390,000	2,080,309
5.071% due 10/10/46 §	220,000	206,553
Commercial Mortgage Trust (IO) 1.857% due 10/15/45 §	25,202,102	924,728
Credit Suisse Commercial Mortgage Trust
5.373% due 12/15/39	3,165,011	1,468,882
5.869% due 09/15/40 §	516,131	251,872
6.213% due 06/15/38 §	203,907	106,113
Credit Suisse Mortgage Capital Certificates 3.355% (USD LIBOR + 2.650%) due 05/15/36 § ~	10,860,000	8,419,026
Credit Suisse Mortgage Trust
3.953% due 09/15/37 ~	6,800,000	6,893,323
4.373% due 09/15/37 ~	1,700,000	1,285,239
4.764% due 12/15/21	18,930,000	17,544,992
6.055% (USD LIBOR + 5.350%) due 07/15/32 § ~	7,500,000	6,449,186
Fannie Mae
2.232% due 02/25/27	7,780,920	8,309,244
2.560% due 09/25/29	3,739,456	3,998,360
2.700% due 11/25/40	500,000	567,356
2.720% due 10/25/31 §	399,963	432,031
3.124% due 04/25/28 §	100,000	111,491
Fannie Mae (IO) 0.593% due 06/25/29 §	9,978,109	481,384
Fannie Mae - Aces
2.500% due 10/25/37	498,262	529,053
3.061% due 05/25/27 §	600,000	661,911
3.273% due 01/25/29	3,930,000	4,446,763
3.450% due 01/01/29	4,340,000	4,938,500
3.555% due 09/25/28 §	3,750,000	4,355,281
3.610% due 02/25/31	2,080,000	2,416,027
3.700% due 01/25/36	300,000	353,459
Fannie Mae - Aces (IO) 0.390% due 07/25/22 §	13,135,211	104,127
Freddie Mac
1.666% due 08/27/28 §	4,000,000	466,283
2.797% due 08/25/34	100,000	111,477
Freddie Mac Multifamily Structured Pass-Through Certificates 3.505% due 03/25/29	4,420,000	5,225,890
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
0.638% due 10/25/26 §	13,996,036	504,927
0.709% due 04/25/29 §	9,991,875	552,782
0.733% due 04/25/20 §	260,581	3
0.837% due 10/25/29 §	2,398,710	159,153
0.881% due 06/25/29 §	7,272,207	497,410
0.949% due 06/25/29 §	6,490,619	472,772
0.965% due 05/25/26 §	6,495,822	333,624

	Principal Amount	Value
1.006% due 09/25/29 §	$5,176,427	$360,934
1.148% due 06/25/29 §	4,850,000	418,288
1.204% due 06/25/27 §	3,498,216	219,546
1.312% due 07/25/26 §	10,198,390	676,863
1.478% due 10/25/21 §	1,184,335	22,281
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 ~	54,060,307	187,692
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 §	29,410	24,845
Government National Mortgage Association
2.300% due 11/16/61	1,897,541	1,923,962
2.695% due 11/16/47 §	2,269,462	2,363,159
3.345% due 03/16/57 §	3,603,953	3,955,038
Government National Mortgage Association (IO)
0.189% due 10/16/48 §	17,073,298	231,234
0.403% due 01/16/53 §	68,137,293	1,545,838
0.500% due 11/16/47 §	34,213,906	931,179
0.570% due 12/16/59 §	7,399,444	393,920
0.640% due 11/16/55 §	27,825,381	999,015
0.654% due 05/16/60 §	5,887,916	369,875
0.665% due 04/16/57 §	4,692,606	258,347
0.721% due 08/16/58 §	4,252,189	233,987
0.739% due 02/16/59 §	5,723,688	352,959
0.786% due 07/16/58 §	3,564,472	201,856
GS Mortgage Securities Corp II 2.005% (USD LIBOR + 1.300%) due 09/15/31 § ~	8,570,000	8,039,774
GS Mortgage Securities Trust
3.777% due 05/10/50 §	3,880,000	4,013,484
4.043% due 05/10/50 §	550,000	546,717
5.161% due 11/10/46 §	1,070,000	1,133,975
5.622% due 11/10/39	1,117,105	854,148
JP Morgan Chase Commercial Mortgage Securities Trust
5.683% due 02/12/49 §	1,280,174	487,388
6.467% due 02/15/51 §	20,212	19,191
JPMBB Commercial Mortgage Securities Trust
4.620% due 08/15/48 §	2,470,000	2,511,042
4.892% due 01/15/47 §	510,000	530,769
ML-CFC Commercial Mortgage Trust
5.450% due 08/12/48 §	736,052	436,589
5.450% due 08/12/48 § ~	92,936	55,125
5.853% due 09/12/49 §	547,512	211,121
Morgan Stanley Capital I Trust 5.438% due 03/15/44	25,412	24,955
Rosslyn Portfolio Trust 1.939% (USD LIBOR + 0.950%) due 06/15/33 § ~	3,490,000	3,150,147
Shops at Crystals Trust 3.126% due 07/05/36 ~	15,000,000	14,496,870
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	2,344,606	2,330,198
WFRBS Commercial Mortgage Trust
3.976% due 06/15/46 § ~	1,120,000	985,213
4.204% due 11/15/47 §	3,830,000	3,802,420
4.723% due 03/15/47 §	340,000	349,107
WFRBS Commercial Mortgage Trust (IO)
1.030% due 03/15/47 §	9,361,658	271,418
1.336% due 06/15/45 § ~	2,604,712	54,213

		196,463,248

Collateralized Mortgage Obligations - Residential - 8.2%

Adjustable Rate Mortgage Trust
1.447% (USD LIBOR + 0.500%) due 03/25/36 §	416,466	197,380
3.998% due 10/25/35 §	2,859,833	2,422,193
Alternative Loan Trust
6.000% due 03/25/27	64,823	66,996
6.000% due 05/25/36	3,052,613	2,117,013
6.500% due 09/25/36	1,586,752	1,205,024

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
14.857% (16.940% - USD LIBOR) due 06/25/35 §	$3,595,556	$4,312,845
24.814% (28.600% - USD LIBOR) due 07/25/36 §	1,065,759	1,797,458
BCAP LLC Trust 2.027% due 03/28/37 § ~	4,879,213	4,775,823
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.127% (USD LIBOR + 0.180%) due 08/25/47 § ~	295,316	230,888
Citigroup Mortgage Loan Trust
4.056% due 04/25/37 §	593,521	497,601
6.500% due 10/25/36 ~	1,746,614	1,354,789
Connecticut Avenue Securities Trust 3.047% (USD LIBOR + 2.100%) due 10/25/39 § ~	10,940,000	8,994,631
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35	1,051,215	861,732
5.750% due 02/25/37	4,532,978	3,307,437
Credit Suisse Mortgage Trust
3.500% due 02/25/48 § ~	26,732,673	27,350,780
3.764% due 01/27/36 § ~	12,475,402	11,319,144
Fannie Mae
1.297% (USD LIBOR + 0.350%) due 05/25/34 §	359,966	357,660
4.000% due 04/25/40 - 07/25/40	20,437,275	21,640,020
5.500% due 04/25/42	2,712,279	3,124,407
6.000% due 05/25/42	897,428	1,040,233
6.500% due 06/25/39 - 07/25/42	2,006,480	2,415,149
7.000% due 05/25/42	380,678	467,819
Fannie Mae (IO)
1.631% due 12/25/36 §	1,352,728	106,946
1.900% due 08/25/55 §	979,917	50,352
2.125% due 10/25/35 §	300,017	29,310
2.212% due 08/25/44 §	2,663,045	170,923
2.363% due 03/25/36	202,400	18,441
3.000% due 11/25/26 - 09/25/32	6,797,106	393,509
3.004% due 07/25/36 §	311,569	32,732
3.500% due 07/25/28 - 11/25/41	2,923,249	305,481
4.000% due 11/25/41	2,723,379	422,012
4.500% due 11/25/39	332,634	42,481
5.000% due 01/25/38 - 01/25/39	767,600	95,550
5.000% due 01/25/39 §	206,266	25,965
5.203% (6.150% - USD LIBOR) due 09/25/41 - 08/25/45 §	9,422,183	1,659,297
5.500% due 01/25/39 §	189,983	25,377
5.533% (6.480% - USD LIBOR) due 04/25/40 §	522,782	97,281
5.653% (6.600% - USD LIBOR) due 07/25/42 §	435,133	78,626
5.703% (6.650% - USD LIBOR) due 02/25/41 - 03/25/42 §	1,567,218	258,952
6.000% due 01/25/38 - 07/25/38	797,354	142,249
Fannie Mae (PO)
7.465% due 03/25/42	106,863	102,610
7.469% due 03/25/42	64,118	61,512
Fannie Mae Connecticut Avenue Securities
5.947% (USD LIBOR + 5.000%) due 11/25/24 §	3,419,573	3,331,265
6.197% (USD LIBOR + 5.250%) due 10/25/23 §	2,115,400	2,091,632
Flagstar Mortgage Trust 3.500% due 04/25/48 § ~	6,007,515	6,118,743
Freddie Mac
1.705% (USD LIBOR + 1.000%) due 02/15/32 §	55,635	56,648
3.000% due 08/15/48	2,224,170	2,301,060
3.500% due 10/15/37	2,700,000	2,894,964
4.000% due 12/15/39	5,082,344	5,412,596
5.000% due 02/15/30 - 03/15/35	8,810,010	9,986,847
6.000% due 05/15/36	1,699,977	2,024,595

	Principal Amount	Value
Freddie Mac (IO)
0.250% due 01/15/38 §	$92,294	$799
2.354% due 04/15/41 §	1,335,154	65,194
3.000% due 12/15/31	790,661	52,029
3.500% due 06/15/27 - 04/15/43	3,448,516	274,195
4.000% due 04/15/43	546,897	32,063
5.245% (5.950% - USD LIBOR) due 10/15/41 §	1,406,283	224,498
5.295% (6.000% - USD LIBOR) due 05/15/44 §	5,795,863	1,183,076
5.325% (6.030% - USD LIBOR) due 09/15/37 §	1,123,289	220,725
5.345% (6.050% - USD LIBOR) due 08/15/39 §	1,049,230	200,476
5.495% (6.200% - USD LIBOR) due 05/15/39 §	684,826	46,039
5.525% (6.230% - USD LIBOR) due 01/15/40 §	211,716	42,209
5.545% (6.250% - USD LIBOR) due 09/15/42 §	940,902	143,619
5.585% (6.290% - USD LIBOR) due 11/15/36 §	411,098	82,413
Freddie Mac Structured Agency Credit Risk Debt Notes
4.197% (USD LIBOR + 3.250%) due 07/25/29 §	12,670,000	11,317,886
5.447% (USD LIBOR + 4.500%) due 02/25/24 §	3,590,000	3,362,536
5.897% (USD LIBOR + 4.950%) due 07/25/29 §	4,410,000	2,320,765
10.297% (USD LIBOR + 9.350%) due 04/25/28 §	2,850,329	1,960,553
Government National Mortgage Association
1.962% (USD LIBOR + 0.300%) due 02/20/68 - 07/20/68 §	6,177,420	6,067,318
2.012% (USD LIBOR + 0.350%) due 08/20/58 §	11,458,396	11,314,383
2.162% (USD LIBOR + 0.500%) due 03/20/61 §	1,616,069	1,600,829
2.613% (USD LIBOR + 1.000%) due 05/20/60 §	381,174	381,809
2.750% due 03/20/48	1,424,170	1,500,139
3.000% due 07/20/49 - 10/20/49	9,946,505	10,491,258
4.500% due 10/20/39	4,499,932	4,781,997
5.000% due 07/20/39	2,246,175	2,406,627
Government National Mortgage Association (IO)
1.273% due 11/20/42 §	257,241	9,170
3.500% due 04/20/27 - 05/20/43	2,972,747	198,617
4.000% due 04/16/45	1,352,351	202,325
4.827% (5.600% - USD LIBOR) due 08/20/44 §	1,591,860	263,345
5.000% due 10/20/44	6,788,279	1,118,349
5.395% (6.100% - USD LIBOR) due 08/16/42 §	885,620	190,269
5.445% (6.150% - USD LIBOR) due 06/16/43 §	1,507,024	197,864
5.495% (6.200% - USD LIBOR) due 10/16/42 §	1,204,112	273,295
5.707% (6.480% - USD LIBOR) due 04/20/40 §	139,541	29,521
5.727% (6.500% - USD LIBOR) due 03/20/39 §	73,761	2,222
5.777% (6.550% - USD LIBOR) due 06/20/40 §	2,239,973	470,734
5.877% (6.650% - USD LIBOR) due 01/20/40 §	154,805	14,176
5.895% (6.600% - USD LIBOR) due 04/16/42 §	2,250,440	495,932
GSMSC Resecuritization Trust 2.237% (USD LIBOR + 0.610%) due 11/26/37 § ~	13,880,000	11,289,409

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Impac CMB Trust 1.467% (USD LIBOR + 0.520%) due 11/25/35 §	$2,189,010	$1,747,009
IndyMac INDX Mortgage Loan Trust 1.207% (USD LIBOR + 0.260%) due 06/25/35 §	1,399,253	1,124,347
JP Morgan Mortgage Trust
3.500% due 09/25/48 § ~	5,148,803	5,263,287
3.500% due 10/25/48 § ~	11,248,180	11,576,863
4.559% due 08/25/35 §	609,914	560,352
Lehman Mortgage Trust
2.377% (USD LIBOR + 0.750%) due 12/25/35 §	3,925,269	2,447,297
6.000% due 05/25/37	835,550	811,210
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	1,248,382	796,897
Merrill Lynch Mortgage Investors Trust 4.304% due 06/25/35 §	1,091,909	1,011,032
Morgan Stanley Mortgage Loan Trust
3.879% due 07/25/35 §	897,463	746,112
4.104% due 07/25/34 §	221,375	202,619
Morgan Stanley Resecuritization Trust
2.763% (US FED + 0.710%) due 12/27/46 § ~	25,814,461	18,153,632
2.823% (US FED + 0.770%) due 04/26/47 § ~	4,379,000	4,367,444
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	1,604,933	1,515,251
New Residential Mortgage Loan Trust
4.000% due 05/25/57 § ~	4,660,876	4,865,398
4.250% due 12/25/57 § ~	8,558,041	8,717,575
Nomura Resecuritization Trust 3.053% (US FED + 1.000%) due 08/26/46 § ~	5,555,763	4,103,275
PMT Credit Risk Transfer Trust 4.363% (USD LIBOR + 2.750%) due 05/27/23 § ~	10,600,745	10,030,606
RAAC Trust 6.000% due 09/25/34	15,286	15,209
Residential Asset Securitization Trust
1.447% (USD LIBOR + 0.500%) due 07/25/36 §	438,424	327,309
6.000% due 08/25/36	1,003,763	784,787
Structured Adjustable Rate Mortgage Loan Trust
3.840% due 05/25/36 §	1,799,802	1,362,487
4.038% due 08/25/36 §	4,048,395	2,969,629
WaMu Mortgage Pass-Through Certificates Trust
3.206% due 10/25/36 §	904,497	735,877
3.983% due 07/25/37 §	2,495,583	1,980,677
4.314% due 09/25/33 §	120,540	107,699
Washington Mutual Mortgage Pass-Through Certificates Trust
2.666% (US FED + 0.700%) due 01/25/47 §	4,766,274	3,609,907
6.000% due 07/25/36	529,509	436,391

		303,393,819

Fannie Mae - 15.4%

1.700% due 04/01/30 ±	600,000	618,218
1.850% due 04/01/32 ±	500,000	515,331
1.950% due 04/01/32 ±	400,000	419,075
2.060% due 03/01/30	1,300,000	1,361,599
2.140% due 03/26/30 ±	100,000	103,490
2.240% due 10/01/31	600,000	636,299
2.260% due 02/01/30	700,000	746,747
2.260% due 03/01/30 ±	600,000	630,767
2.300% due 02/01/30	400,000	428,809
2.320% due 02/01/32	600,000	641,973
2.500% due 06/01/50	44,100,000	45,516,300
2.520% due 10/01/29	470,000	508,636
2.670% due 09/01/31 - 10/01/34	1,200,000	1,317,336
2.740% due 08/01/29	1,100,000	1,212,059
2.765% due 08/01/31	3,400,000	3,773,040
2.770% due 08/01/31	2,400,000	2,664,459
2.810% due 04/01/25 - 08/01/31	1,530,000	1,701,810

	Principal Amount	Value
2.840% due 08/01/31	$1,300,000	$1,453,732
2.850% due 08/01/31	1,730,000	1,934,708
2.870% due 07/01/31	400,000	447,129
2.980% due 08/01/31	100,000	112,421
3.000% due 12/01/37 - 03/01/50	125,660,274	132,640,114
3.000% due 03/01/50 ±	2,953,264	3,123,275
3.040% due 06/01/29	1,000,000	1,125,206
3.070% due 01/01/29	770,000	864,767
3.160% due 05/01/29	1,227,046	1,383,153
3.190% due 05/01/29	592,085	667,603
3.240% due 05/01/29	1,710,000	1,948,701
3.260% due 05/01/29	870,000	990,734
3.300% due 04/01/29	600,000	686,329
3.310% due 05/01/31	600,000	693,968
3.350% due 05/01/29	460,000	527,529
3.500% due 09/01/42 - 03/01/57	140,139,457	149,476,759
3.640% due 11/01/28	1,200,000	1,384,537
3.790% due 01/01/29	500,000	582,140
4.000% due 10/01/42 - 06/01/57	38,760,216	42,550,663
4.500% due 04/01/23 - 09/01/57	118,522,619	128,595,104
5.000% due 07/01/33 - 05/01/50	25,722,271	28,059,879
5.500% due 04/01/37 - 11/01/38	1,281,958	1,451,132
6.000% due 04/01/33 - 08/01/37	392,423	452,508
6.500% due 05/01/40	1,664,000	1,981,115
7.000% due 02/01/39	819,180	959,963

		566,889,117

Freddie Mac - 7.7%

3.000% due 02/01/38 - 03/01/50	95,164,725	100,379,293
3.500% due 10/01/42 - 03/01/50	49,701,288	52,826,227
4.000% due 10/01/25 - 03/01/50	86,132,497	92,290,430
4.500% due 07/01/23 - 04/01/50	16,725,760	18,533,562
4.500% due 04/01/50 ±	2,500,000	2,697,282
5.000% due 12/01/35 - 01/01/49	11,765,642	12,911,490
5.500% due 08/01/37 - 12/01/38	1,173,675	1,333,323
6.000% due 10/01/36 - 11/01/39	3,071,287	3,545,146
6.500% due 09/01/39	544,313	637,146
7.000% due 03/01/39	242,347	289,611

		285,443,510

Government National Mortgage Association - 4.3%

2.422% (USD LIBOR + 0.623%) due 08/20/60 §	594,551	598,476
3.000% due 09/15/42 - 01/20/50	12,986,834	13,835,336
3.500% due 06/20/44 - 02/20/50	10,993,367	11,759,035
4.000% due 02/20/33 - 02/20/50	60,752,271	65,489,005
4.500% due 01/20/40 - 05/01/50	40,339,899	43,347,103
5.000% due 01/15/40 - 01/20/49	14,941,291	16,338,052
5.500% due 06/15/36	331,060	376,783
6.000% due 06/20/35 - 03/20/42	4,202,593	4,801,415
6.500% due 10/20/37	508,384	595,899

		157,141,104

Total Mortgage-Backed Securities (Cost $1,482,544,556)		1,509,330,798

ASSET-BACKED SECURITIES - 2.9%

Applebee’s Funding LLC 4.194% due 06/07/49 ~	2,500,000	2,276,875
Asset-Backed Pass-Through Certificates 1.637% (USD LIBOR + 0.690%) due 04/25/34 §	273,952	269,465
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/25 ~	7,250,000	6,918,526
Citigroup Mortgage Loan Trust 1.017% (USD LIBOR + 0.070%) due 05/25/37 §	205,875	146,942

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Community Funding Ltd CLO (Cayman) 5.750% due 11/01/27 § ~	$9,038,941	$9,175,666
Credit Suisse European Mortgage Capital Ltd (Ireland) 4.670% (USD LIBOR + 2.900%) due 08/09/24 § ~	4,268,550	4,266,023
Credit Suisse Mortgage Trust 3.074% due 07/25/57 § ~	9,880,000	9,361,626
Credit-Based Asset Servicing & Securitization LLC 1.727% (USD LIBOR + 0.780%) due 07/25/33 §	754,715	671,221
Fannie Mae Grantor Trust 2.898% due 06/25/27	898,125	964,983
Ford Credit Floorplan Master 2018 4 A 4.060% due 11/15/30	5,020,000	4,835,390
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	500,000	559,145
Hertz Vehicle Financing II LP 5.330% due 09/25/21 ~	10,344,000	9,403,322
Legacy Mortgage Asset Trust 2019-GS5 3.200% due 05/25/59 § ~	10,100,943	10,117,751
Magnolia Finance X Ltd (Ireland) 1.000% due 08/13/24 ±	4,460,000	4,469,687
Navient Private Education Refi Loan Trust 3.130% due 02/15/68 ~	10,870,000	10,713,850
Origen Manufactured Housing Contract Trust
3.799% due 10/15/37 §	5,825,905	5,253,924
4.355% due 04/15/37 §	4,108,877	3,733,067
RAMP Trust 1.217% (USD LIBOR + 0.270%) due 10/25/36 §	2,363,012	2,299,397
SBA Small Business Investment Cos 3.548% due 09/10/28	1,042,915	1,113,637
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 ~	691,593	688,421
SLM Student Loan Trust 1.491% (USD LIBOR + 0.750%) due 03/15/33 § ~	2,816,627	2,640,950

	Shares

SoFi Professional Loan Program LLC due 08/25/36 ~	13	1,124,170

	Principal Amount

Sofi Professional Loan Program Trust
3.340% due 08/25/47 ~	$4,280,000	4,153,568
3.600% due 02/25/48 ~	7,320,000	7,376,569
Structured Asset Investment Loan Trust 1.947% (USD LIBOR + 1.000%) due 10/25/33 §	1,080,177	1,036,499
United States Small Business Administration
2.690% due 07/01/44	1,614,883	1,667,099
2.980% due 04/01/39	1,759,590	1,837,503

Total Asset-Backed Securities (Cost $112,915,266)		107,075,276

	Principal Amount	Value

U.S. GOVERNMENT AGENCY ISSUE - 0.7%
Fannie Mae 6.625% due 11/15/30	$15,850,000	$24,125,092

Total U.S. Government Agency Issue (Cost $20,353,423)		24,125,092

U.S. TREASURY OBLIGATIONS - 4.5%

U.S. Treasury Bonds - 0.4%

2.250% due 08/15/49	170,000	206,882
2.500% due 02/15/45	6,280,000	7,844,849
3.625% due 02/15/44 ‡	5,490,000	8,124,771

		16,176,502

U.S. Treasury Inflation Protected Securities - 4.1%

0.250% due 02/15/50 ^	11,949,065	12,337,460
0.750% due 02/15/42 ^	7,625,354	8,546,496
1.000% due 02/15/46 ^	9,405,504	11,437,852
1.000% due 02/15/48 ^	12,384,640	15,269,007
1.000% due 02/15/49 ^ ‡	54,778,672	68,199,649
1.375% due 02/15/44 ^ ‡	18,693,008	24,001,934
2.125% due 02/15/40 ^	5,238,982	7,330,453
2.125% due 02/15/41 ^	3,050,632	4,250,736

		151,373,587

Total U.S. Treasury Obligations (Cost $148,515,647)		167,550,089

FOREIGN GOVERNMENT BONDS & NOTES - 7.6%

Abu Dhabi Government (United Arab Emirates)
2.500% due 10/11/22 ~	3,650,000	3,672,502
3.125% due 09/30/49 ~	9,970,000	9,321,950
Argentina POM Politica Monetaria (Argentina) 38.039% (ARS Reference + 0.000%) due 06/21/20 § Ω	ARS 155,720,000	1,143,374
Argentine Bonos del Tesoro (Argentina)
16.000% due 10/17/23 Ω	20,030,000	62,111
18.200% due 10/03/21 Ω	142,410,000	762,320
Argentine Republic Government (Argentina)
3.750% due 12/31/38	$9,140,000	2,772,299
5.625% due 01/26/22	4,210,000	1,241,950
5.875% due 01/11/28	280,000	76,583
7.125% due 07/06/36	1,240,000	324,272
7.500% due 04/22/26	2,600,000	734,526
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/21	BRL 36,911,000	7,435,464
10.000% due 01/01/23	51,120,000	10,937,978
10.000% due 01/01/27	6,493,000	1,418,376
Brazilian Government (Brazil)
2.625% due 01/05/23	$660,000	667,260
4.625% due 01/13/28	2,620,000	2,800,780
5.000% due 01/27/45	3,970,000	3,801,275
5.625% due 01/07/41	3,690,000	3,785,977
5.625% due 02/21/47	7,120,000	7,376,391
China Government (China)
3.310% due 11/30/25 ~	CNY 109,500,000	16,097,261
3.380% due 11/21/24 ~	17,000,000	2,489,759
3.390% due 05/21/25 ~	20,500,000	3,010,781
Colombia Government (Colombia) 5.625% due 02/26/44	$2,880,000	3,190,478
Egypt Government (Egypt) 5.577% due 02/21/23 ~	2,250,000	2,091,814
Indonesia Government (Indonesia)
3.500% due 01/11/28	530,000	525,144

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
3.750% due 04/25/22 ~	$1,490,000	$1,506,706
3.850% due 07/18/27 ~	1,190,000	1,205,430
4.350% due 01/11/48	1,460,000	1,504,914
4.750% due 02/11/29	4,900,000	5,329,880
4.750% due 07/18/47 ~	400,000	420,317
4.875% due 05/05/21 ~	2,930,000	2,966,859
5.125% due 01/15/45 ~	2,540,000	2,845,318
5.250% due 01/08/47 ~	1,590,000	1,768,496
5.375% due 10/17/23 ~	400,000	427,208
5.875% due 01/15/24 ~	973,000	1,060,869
Israel Government International (Israel)
2.750% due 07/03/30	1,680,000	1,680,000
3.875% due 07/03/50	920,000	920,000
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 1,918,520,022	17,851,470
Kenya Government (Kenya)
6.875% due 06/24/24 ~	$990,000	947,503
7.250% due 02/28/28 ~	1,210,000	1,131,427
Kuwait International Government Bond (Kuwait) 3.500% due 03/20/27 ~	3,530,000	3,679,344
Mexican Bonos (Mexico)
7.750% due 11/23/34	MXN 171,270,000	7,368,960
7.750% due 11/13/42	234,337,500	9,661,551
8.000% due 11/07/47	898,390,000	37,852,620
8.500% due 05/31/29	229,220,000	10,438,170
10.000% due 12/05/24	109,240,000	5,207,924
Mexico Government (Mexico)
4.600% due 02/10/48	$1,120,000	1,129,531
5.750% due 10/12/10	1,450,000	1,509,827
Nigeria Government (Nigeria)
6.500% due 11/28/27 ~	1,440,000	1,007,758
7.143% due 02/23/30 ~	1,110,000	779,426
Panama Government (Panama) 4.500% due 04/01/56 #	1,930,000	2,108,525
Peruvian Government (Peru) 5.625% due 11/18/50	2,350,000	3,525,717
Provincia de Buenos Aires (Argentina)
6.500% due 02/15/23 ~	2,060,000	551,050
7.875% due 06/15/27 ~	1,770,000	473,475
Qatar Government (Qatar)
4.000% due 03/14/29 ~	2,980,000	3,199,298
4.817% due 03/14/49 ~	6,660,000	7,876,502
Republic of Poland Government (Poland) 4.000% due 01/22/24	4,710,000	5,143,094
Russian Federal (Russia)
6.900% due 05/23/29	RUB 1,033,350,000	13,420,130
7.000% due 01/25/23	198,150,000	2,559,803
7.000% due 08/16/23	234,570,000	3,039,913
7.050% due 01/19/28	442,663,000	5,792,804
7.250% due 05/10/34	41,210,000	548,619
7.650% due 04/10/30	839,470,000	11,452,128
7.700% due 03/16/39	690,870,000	9,594,772
8.150% due 02/03/27	458,179,000	6,361,215

Total Foreign Government Bonds & Notes (Cost $340,190,778)		281,589,178

SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $14,120,190; collateralized by U.S. Treasury Notes: 1.750% due 7/31/24 and value $14,402,823)	14,120,190	14,120,190

Value
Total Short-Term Investment (Cost $14,120,190)	$14,120,190

TOTAL INVESTMENTS - 100.9% (Cost $3,758,148,022)	3,724,833,945

DERIVATIVES - 0.1%	877,326

OTHER ASSETS & LIABILITIES, NET - (1.0%)	(35,736,043)

NET ASSETS - 100.0%	$3,689,975,228

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $1,967,805 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
EyeCare Partners LLC µ	$143,784	$118,861	($24,923)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(c)	Open futures contracts outstanding as of March 31, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30-Day Federal Funds	04/20	1,076	$442,554,841	$448,044,132	$5,489,291
AUD FX	06/20	675	43,258,228	41,465,250	(1,792,978)
CAD FX	06/20	1,030	75,559,121	73,176,350	(2,382,771)
CHF FX	06/20	51	6,933,578	6,640,838	(292,740)
EUR FX	06/20	345	49,434,754	47,650,969	(1,783,785)
Euro-Bobl	06/20	52	7,803,789	7,754,398	(49,391)
Euro-BTP	06/20	910	147,574,715	141,924,515	(5,650,200)
Euro-Bund	04/20	1,780	334,661,987	334,640,000	(21,987)
Euro-OAT	06/20	152	28,770,413	28,031,203	(739,210)
Eurodollar	06/20	6,057	1,501,056,919	1,506,300,187	5,243,268
Eurodollar	12/20	1,664	409,786,186	414,585,600	4,799,414
GBP FX	06/20	434	34,944,241	33,786,900	(1,157,341)
MXN FX	06/20	948	21,410,420	19,865,340	(1,545,080)
RUB FX	06/20	353	12,946,946	11,132,738	(1,814,208)
U.S. Treasury 2-Year Notes	06/20	5,176	1,124,242,362	1,140,701,435	16,459,073
U.S. Treasury 5-Year Notes	06/20	19,499	2,381,163,366	2,444,382,453	63,219,087
U.S. Treasury 30-Year Bonds	06/20	237	42,305,566	42,437,812	132,246
U.S. Treasury Ultra Long Bonds	06/20	2,672	533,541,901	592,850,000	59,308,099

					137,420,787

Short Futures Outstanding
Australia 10-Year Notes	06/20	55	5,090,303	5,095,237	(4,934)
Euro-Bund	06/20	1,743	332,122,738	331,625,233	497,505
Euro-Buxl	06/20	129	30,564,371	29,863,318	701,053
Eurodollar	03/21	1,161	289,156,211	289,422,787	(266,576)
Eurodollar	06/21	2,329	573,731,834	580,561,475	(6,829,641)
Eurodollar	12/21	2,656	658,422,597	661,842,000	(3,419,403)
Japan 10-Year Bonds	06/20	68	98,286,312	96,486,957	1,799,355
JPY FX	06/20	1	119,629	116,494	3,135
Long Gilt	06/20	809	134,770,390	136,851,760	(2,081,370)
U.S. Treasury 10-Year Notes	06/20	5,231	702,682,568	725,474,312	(22,791,744)
U.S. Treasury Ultra 10-Year Notes	06/20	780	113,423,690	121,704,375	(8,280,685)

					(40,673,305)

Total Futures Contracts					$96,747,482

(d)	Forward foreign currency contracts outstanding as of March 31, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	325,339,143	USD	79,456,444	04/20	CIT	$-	($16,906,141)
CAD	41,971,934	USD	32,332,472	04/20	CIT	-	(2,502,346)
CNY	613,819	USD	88,186	04/20	JPM	-	(1,518)
EUR	83,809,315	USD	93,287,649	04/20	CIT	-	(789,373)
EUR	20,405,377	USD	22,294,628	04/20	CIT	222,378	-
EUR	125,000,000	USD	138,437,500	06/20	GSC	-	(174,490)
GBP	14,402,011	USD	18,910,402	04/20	CIT	-	(1,016,575)
IDR	1,107,727,875,147	USD	78,729,771	04/20	BRC	-	(10,703,396)
INR	3,040,320,530	USD	41,770,391	04/20	BRC	-	(1,838,281)
JPY	250,000,000	USD	2,250,580	04/20	CIT	75,875	-
MXN	733,434,787	USD	37,308,582	04/20	CIT	-	(6,457,588)
MXN	1,000,000,000	USD	42,158,516	06/20	CIT	-	(475,610)
RUB	1,324,060,000	USD	16,812,838	04/20	JPM	61,407	-
TWD	7,635,300	USD	256,261	04/20	JPM	-	(3,256)
USD	1,634,261	AUD	2,350,000	04/20	CIT	188,661	-
USD	16,504,716	AUD	23,968,162	04/20	JPM	1,760,731	-
USD	16,573,808	BRL	69,847,000	04/20	BNP	3,150,005	-
USD	35,975,894	BRL	186,000,157	04/20	GSC	215,161	-
USD	5,783,296	BRL	24,339,000	04/20	JPM	1,105,912	-
USD	6,605,465	CHF	6,375,000	04/20	CIT	-	(22,683)
USD	17,215,337	CNH	119,846,290	04/20	BNP	320,982	-
USD	426,788	COP	1,403,749,200	04/20	CIT	81,497	-
USD	214,558,795	EUR	192,033,600	04/20	BNP	2,652,799	-
USD	10,134,787	EUR	9,200,000	04/20	CIT	-	(17,266)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	14,292,466	EUR	12,775,315	04/20	CIT	$195,111	$-
USD	33,057,969	EUR	29,588,430	04/20	GSC	407,612	-
USD	356,949	INR	26,980,000	04/20	CIT	2,589	-
USD	29,667,275	INR	2,248,950,000	04/20	JPM	129,167	-
USD	3,059,888	JPY	320,000,000	04/20	CIT	82,026	-
USD	24,560,250	JPY	2,647,693,208	04/20	GSC	-	(78,701)
USD	35,051,440	MXN	851,540,354	04/20	CIT	-	(767,513)
USD	86,368,932	MXN	1,648,765,635	04/20	GSC	17,015,718	-
USD	25,901,154	MXN	516,210,000	06/20	MSC	4,343,018	-
USD	38,166,813	PHP	1,957,843,000	04/20	JPM	-	(241,811)
USD	9,838,619	RUB	609,381,826	04/20	GSC	2,072,462	-
ZAR	107,540,000	USD	7,448,142	04/20	BNP	-	(1,449,110)

Total Forward Foreign Currency Contracts						$34,083,111	($43,445,658)

(e)	Purchased options outstanding as of March 31, 2020 were as follows:

Credit Default Swaptions on Credit Index – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CDX IG33 5Y	0.650%	05/20/20	BOA	$42,600,000	$106,500	$26,498

Credit Default Swaptions on Credit Index – Buy Protection

Put - CDX IG33 5Y	4.000%	04/15/20	BNP	425,000,000	148,750	476
Put - CDX IG34 5Y	4.100%	04/15/20	BNP	60,000,000	27,000	5,933

					175,750	6,409

Total Credit Default Swaptions on Credit Indices					$282,250	$32,907

Foreign Currency Options

Description	Exercise Price		Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - EUR versus USD		$1.09	04/15/20	CIT	$106,300,000	$838,707	$510,665
Call - EUR versus USD		1.08	04/24/20	CIT	67,560,000	542,507	357,663
Call - EUR versus USD		1.11	04/27/20	GSC	33,510,000	301,590	494,675

						1,682,804	1,363,003

Put - BRL versus USD	BRL	4.14	04/20/20	BNP	47,270,000	525,848	47
Put - BRL versus USD		4.13	04/22/20	JPM	16,030,000	180,818	16
Put - MXN versus USD	MXN	19.32	06/02/20	MSC	49,430,000	551,639	54,472

						1,258,305	54,535

Total Foreign Currency Options						$2,941,109	$1,417,538

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	6-Month USD LIBOR	1.880%	07/30/20	MSC	$14,500,000	$381,445	$54,134
Put - 30-Year Interest Rate Swap	Receive	6-Month USD LIBOR	1.923%	07/30/20	MSC	11,540,000	265,770	37,997
Put - 30-Year Interest Rate Swap	Receive	6-Month USD LIBOR	1.913%	08/19/20	MSC	16,200,000	348,300	67,289

							$995,515	$159,420

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - EUR FX (04/20)	$1.10	04/03/20	CME	20	$2,750,000	$15,050	$20,000
Call - EUR FX (04/20)	1.11	04/03/20	CME	20	2,775,000	14,550	7,500
Call - AUD FX (04/20)	67.50	04/03/20	CME	20	1,350,000	13,650	200
Call - U.S. Treasury 10-Year Notes (05/20)	151.50	04/24/20	CME	511	77,416,500	26,337	15,969
Call - U.S. Treasury 10-Year Notes (05/20)	152.00	04/24/20	CME	1,156	175,712,000	54,687	18,062
Call - U.S. Treasury 10-Year Notes (05/20)	152.50	04/24/20	CME	173	26,382,500	8,409	2,703
Call - U.S. Treasury 10-Year Notes (05/20)	153.50	04/24/20	CME	580	89,030,000	28,191	9,063
Call - U.S. Treasury 10-Year Notes (05/20)	154.00	04/24/20	CME	11	1,694,000	535	172
Call - U.S. Treasury 10-Year Notes (05/20)	154.50	04/24/20	CME	26	4,017,000	1,264	406

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 10-Year Notes (05/20)	$156.00	04/24/20	CME	271	$42,276,000	$13,172	$4,234
Call - U.S. Treasury 10-Year Notes (05/20)	185.00	04/24/20	CME	2,000	370,000,000	34,710	2,000

						210,555	80,309

Put - U.S. Treasury 2-Year Notes (05/20)	95.00	04/24/20	CME	10	1,900,000	642	10
Put - U.S. Treasury 5-Year Notes (05/20)	95.00	04/24/20	CME	652	61,940,000	41,878	5,094
Put - U.S. Treasury 5-Year Notes (05/20)	100.00	04/24/20	CME	998	99,800,000	47,836	7,797
Put - U.S. Treasury 5-Year Notes (05/20)	101.00	04/24/20	CME	602	60,802,000	29,260	4,703
Put - U.S. Treasury 2-Year Notes (05/20)	103.00	04/24/20	CME	5	1,030,000	243	5
Put - U.S. Treasury 2-Year Notes (05/20)	106.00	04/24/20	CME	2	424,000	66	2
Put - U.S. Treasury 2-Year Notes (05/20)	107.00	04/24/20	CME	580	124,120,000	19,128	580
Put - U.S. Treasury 5-Year Notes (05/20)	107.00	04/24/20	CME	11	1,177,000	363	172
Put - U.S. Treasury 5-Year Notes (05/20)	108.00	04/24/20	CME	170	18,360,000	5,607	2,656
Put - U.S. Treasury 2-Year Notes (05/20)	108.63	04/24/20	CME	37	8,038,250	1,220	578
Put - U.S. Treasury 5-Year Notes (05/20)	109.00	04/24/20	CME	3,892	424,228,000	74,327	60,813
Put - U.S. Treasury 5-Year Notes (05/20)	110.00	04/24/20	CME	7	770,000	231	109
Put - U.S. Treasury 5-Year Notes (05/20)	111.00	04/24/20	CME	43	4,773,000	1,418	672
Put - U.S. Treasury 5-Year Notes (05/20)	112.00	04/24/20	CME	500	56,000,000	8,678	11,719
Put - U.S. Treasury 5-Year Notes (05/20)	114.00	04/24/20	CME	360	41,040,000	9,060	8,438
Put - U.S. Treasury 5-Year Notes (05/20)	115.00	04/24/20	CME	524	60,260,000	13,188	12,282
Put - U.S. Treasury 5-Year Notes (05/20)	116.00	04/24/20	CME	1,280	148,480,000	32,215	30,001
Put - U.S. Treasury 5-Year Notes (05/20)	117.00	04/24/20	CME	300	35,100,000	7,550	9,375
Put - U.S. Treasury 5-Year Notes (05/20)	117.25	04/24/20	CME	1,546	181,268,500	26,831	48,313
Put - U.S. Treasury 5-Year Notes (05/20)	118.00	04/24/20	CME	1,351	159,418,000	33,994	42,219
Put - U.S. Treasury 2-Year Notes (06/20)	106.50	05/22/20	CME	5,211	1,109,943,000	90,442	5,211
Put - U.S. Treasury 5-Year Notes (06/20)	114.75	05/22/20	CME	12,000	1,377,000,000	208,260	562,500
Put - U.S. Treasury 5-Year Notes (06/20)	118.00	05/22/20	CME	232	27,376,000	5,839	14,500
Put - U.S. Treasury 5-Year Notes (06/20)	119.00	05/22/20	CME	404	48,076,000	10,168	28,406

						668,444	856,155

Total Options on Futures						$878,999	$936,464

Total Purchased Options						$5,097,873	$2,546,329

(f)	Premiums received and value of written options outstanding as of March 31, 2020 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG33 5Y	0.850%	05/20/20	BOA	$42,600,000	$110,760	($627,256)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - MXN versus USD	MXN 20.94	06/02/20	MSC	$49,430,000	$551,639	($5,990,916)

Put - MXN versus USD	24.15	04/23/20	MSC	17,628,010	349,757	(932,522)

Total Foreign Currency Options					$901,396	($6,923,438)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 2-Year Interest Rate Swap	Pay	3-Month USD LIBOR	0.615%	06/05/20	MSC	$85,980,000	$260,089	($7,221)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD LIBOR	0.733%	06/05/20	MSC	85,980,000	711,485	(132,063)
Put - 5-Year Interest Rate Swap	Pay	6-Month USD LIBOR	1.550%	07/30/20	MSC	79,750,000	373,829	(3,224)
Put - 5-Year Interest Rate Swap	Pay	6-Month USD LIBOR	1.600%	07/30/20	MSC	57,690,000	265,724	(1,821)
Put - 5-Year Interest Rate Swap	Pay	6-Month USD LIBOR	1.600%	08/19/20	MSC	80,970,000	348,171	(3,972)

							$1,959,298	($148,301)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - AUD FX (04/20)	$60.00	04/03/20	CME	21	$1,260,000	$15,697	($33,390)
Call - U.S. Treasury 5-Year Notes (05/20)	125.00	04/24/20	CME	231	28,875,000	76,639	(144,375)
Call - U.S. Treasury 5-Year Notes (05/20)	125.50	04/24/20	CME	198	24,849,000	47,611	(66,516)
Call - U.S. Treasury 5-Year Notes (05/20)	126.00	04/24/20	CME	27	3,402,000	5,227	(4,430)
Call - U.S. Treasury 10-Year Notes (05/20)	135.50	04/24/20	CME	140	18,970,000	114,383	(470,312)
Call - U.S. Treasury 10-Year Notes (05/20)	136.00	04/24/20	CME	49	6,664,000	55,087	(142,406)
Call - U.S. Treasury 10-Year Notes (05/20)	137.00	04/24/20	CME	283	38,771,000	303,182	(579,266)
Call - U.S. Treasury 10-Year Notes (05/20)	137.50	04/24/20	CME	74	10,175,000	73,872	(122,562)
Call - U.S. Treasury 10-Year Notes (05/20)	138.00	04/24/20	CME	437	60,306,000	434,463	(573,563)
Call - U.S. Treasury 10-Year Notes (05/20)	139.00	04/24/20	CME	141	19,599,000	171,178	(105,750)
Call - U.S. Treasury 30-Year Bonds (05/20)	172.00	04/24/20	CME	165	28,380,000	347,824	(1,268,438)
Call - U.S. Treasury 30-Year Bonds (05/20)	178.00	04/24/20	CME	242	43,076,000	1,058,331	(760,031)
Call - U.S. Treasury 30-Year Bonds (05/20)	180.00	04/24/20	CME	58	10,440,000	271,025	(124,156)
Call - EUR FX (05/20)	1.11	05/08/20	CME	21	2,900,625	32,785	(33,862)
Call - EUR FX (05/20)	1.12	05/08/20	CME	48	6,720,000	57,718	(41,400)

						3,065,022	(4,470,457)

Put - U.S. Treasury 5-Year Notes (05/20)	122.50	04/24/20	CME	280	34,300,000	81,391	(15,313)
Put - U.S. Treasury 5-Year Notes (05/20)	122.75	04/24/20	CME	180	22,095,000	58,056	(11,250)
Put - U.S. Treasury 5-Year Notes (05/20)	123.00	04/24/20	CME	654	80,442,000	270,884	(40,875)
Put - U.S. Treasury 5-Year Notes (05/20)	124.00	04/24/20	CME	1,345	166,780,000	960,993	(136,602)
Put - U.S. Treasury 5-Year Notes (05/20)	124.25	04/24/20	CME	939	116,670,750	575,735	(117,375)
Put - U.S. Treasury 10-Year Notes (05/20)	132.00	04/24/20	CME	84	11,088,000	20,855	(5,250)
Put - U.S. Treasury 10-Year Notes (05/20)	134.00	04/24/20	CME	194	25,996,000	85,774	(21,219)
Put - U.S. Treasury 10-Year Notes (05/20)	135.00	04/24/20	CME	445	60,075,000	255,324	(62,578)
Put - U.S. Treasury 10-Year Notes (05/20)	135.50	04/24/20	CME	36	4,878,000	18,500	(6,188)
Put - U.S. Treasury 10-Year Notes (05/20)	136.00	04/24/20	CME	373	50,728,000	316,355	(81,594)
Put - U.S. Treasury 10-Year Notes (05/20)	137.00	04/24/20	CME	81	11,097,000	116,297	(29,109)
Put - U.S. Treasury 30-Year Bonds (05/20)	172.00	04/24/20	CME	13	2,236,000	17,852	(8,125)
Put - U.S. Treasury 30-Year Bonds (05/20)	175.00	04/24/20	CME	27	4,725,000	43,141	(29,531)
Put - U.S. Treasury 30-Year Bonds (05/20)	178.00	04/24/20	CME	51	9,078,000	109,412	(105,984)
Put - U.S. Treasury 5-Year Notes (06/20)	124.00	05/22/20	CME	1,387	171,988,000	952,319	(303,406)
Put - U.S. Treasury 5-Year Notes (06/20)	124.50	05/22/20	CME	677	84,286,500	318,766	(200,984)
Put - U.S. Treasury 5-Year Notes (06/20)	124.75	05/22/20	CME	33	4,116,750	22,287	(11,602)

						4,223,941	(1,186,985)

Total Options on Futures						$7,288,963	($5,657,442)

Total Written Options						$10,260,417	($13,356,437)

(g)	Swap agreements outstanding as of March 31, 2020 were as follows:

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG33 5Y	Q	1.000%	12/20/24	ICE	$380,745,000	($1,242,977)	$1,524,530	($2,767,507)
CDX IG34 5Y	Q	1.000%	06/20/25	ICE	100,140,000	(669,345)	(175,201)	(494,144)
CDX HY34 5Y	Q	5.000%	06/20/25	ICE	36,740,000	(2,227,597)	(2,241,140)	13,543
CDX IG33 10Y	Q	1.000%	12/20/29	ICE	14,010,000	(461,086)	(91,180)	(369,906)

						(4,601,005)	(982,991)	(3,618,014)

Total Credit Default Swaps						($4,601,005)	($982,991)	($3,618,014)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.024%	Brazil CETIP Interbank	Z/Z	CIT	01/04/27	BRL 159,667,000	$66,182	$64,850	$1,332
7.044%	Brazil CETIP Interbank	Z/Z	JPM	01/04/27	38,100,000	22,690	-	22,690

						88,872	64,850	24,022

			Exchange
1.671%	3-Month USD-LIBOR	S/Q	CME	06/14/20	$99,520,000	633,902	(28,682)	662,584
0.600%	3-Month USD-LIBOR	S/Q	CME	03/23/22	177,769,000	552,656	27,778	524,878
0.700%	3-Month USD-LIBOR	S/Q	CME	03/23/25	103,560,000	999,871	(83,597)	1,083,468
0.645%	3-Month USD-LIBOR	S/Q	CME	09/18/25	36,551,000	266,826	-	266,826
0.658%	3-Month USD-LIBOR	S/Q	CME	09/18/25	28,358,000	225,346	-	225,346
0.770%	3-Month USD-LIBOR	S/Q	CME	03/24/27	127,300,000	1,493,252	947,519	545,733
7.450%	28-Day MXN TIIE	L/L	CME	07/18/29	MXN 571,270,000	858,119	240,738	617,381
7.440%	28-Day MXN TIIE	L/L	CME	07/20/29	594,730,000	873,057	303,480	569,577

						5,903,029	1,407,236	4,495,793

Total Interest Rate Swaps-Long						$5,991,901	$1,472,086	$4,519,815

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.550%	3-Month USD-LIBOR	S/Q	CME	06/30/26	$316,663,000	($20,435,071)	$1,128,925	($21,563,996)
1.520%	3-Month USD-LIBOR	S/Q	CME	07/31/26	144,975,000	(8,438,491)	516,438	(8,954,929)
1.600%	3-Month USD-LIBOR	S/Q	CME	11/15/26	49,892,000	(3,322,435)	18,575	(3,341,010)
1.650%	3-Month USD-LIBOR	S/Q	CME	11/15/26	18,512,000	(1,293,614)	(70,042)	(1,223,572)
0.300%	1-Day U.S. Fed Funds	A/A	CME	02/15/27	156,676,000	422,470	479,973	(57,503)
0.750%	3-Month USD-LIBOR	S/Q	CME	02/15/27	198,643,000	(2,422,781)	(173,893)	(2,248,888)
1.810%	3-Month USD-LIBOR	S/Q	CME	11/15/44	13,472,000	(2,910,722)	18,029	(2,928,751)
1.850%	3-Month USD-LIBOR	S/Q	CME	11/15/44	138,255,000	(31,164,135)	289,312	(31,453,447)
0.641%	6-Month JPY-LIBOR	S/S	CME	05/09/46	JPY 2,649,800,000	(3,129,323)	-	(3,129,323)
1.498%	6-Month EUR-LIBOR	A/S	CME	08/23/47	EUR 5,000,500	(2,025,065)	(5,778)	(2,019,287)
0.900%	3-Month USD-LIBOR	S/Q	CME	03/17/50	$15,714,000	(11,070)	266,579	(277,649)
0.792%	3-Month USD-LIBOR	S/Q	CME	03/18/50	7,906,000	231,220	-	231,220
0.818%	3-Month USD-LIBOR	S/Q	CME	03/19/50	7,987,000	178,599	-	178,599
0.838%	3-Month USD-LIBOR	S/Q	CME	09/18/50	6,652,000	114,935	-	114,935
0.855%	3-Month USD-LIBOR	S/Q	CME	09/18/50	5,143,000	64,171	(10,128)	74,299

						($74,141,312)	$2,457,990	($76,599,302)

Total Interest Rate Swaps						($68,149,411)	$3,930,076	($72,079,487)

Total Swap Agreements						($72,750,416)	$2,947,085	($75,697,501)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,425,192,970	$-	$1,425,192,970	$-
	Senior Loan Notes	195,850,352	-	177,095,440	18,754,912
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	196,463,248	-	196,463,248	-
	Collateralized Mortgage Obligations - Residential	303,393,819	-	303,393,819	-
	Fannie Mae	566,889,117	-	561,478,961	5,410,156
	Freddie Mac	285,443,510	-	282,746,228	2,697,282
	Government National Mortgage Association	157,141,104	-	157,141,104	-

	Total Mortgage-Backed Securities	1,509,330,798	-	1,501,223,360	8,107,438

	Asset-Backed Securities	107,075,276	-	102,605,589	4,469,687
	U.S. Government Agency Issue	24,125,092	-	24,125,092	-
	U.S. Treasury Obligations	167,550,089	-	167,550,089	-
	Foreign Government Bonds & Notes	281,589,178	-	281,589,178	-
	Short-Term Investments	14,120,190	-	14,120,190	-
	Unfunded Loan Commitment	118,861	-	118,861	-
	Derivatives:
	Credit Contracts
	Purchased Options	32,907	-	32,907	-
	Swaps	13,543	-	13,543	-

	Total Credit Contracts	46,450	-	46,450	-

	Foreign Currency Contracts
	Futures	3,135	3,135	-	-
	Forward Foreign Currency Contracts	34,083,111	-	34,083,111	-
	Purchased Options	1,445,238	-	1,445,238	-

	Total Foreign Currency Contracts	35,531,484	3,135	35,528,349	-

	Interest Rate Contracts
	Futures	157,648,391	157,648,391	-	-
	Purchased Options	1,068,184	-	1,068,184	-
	Swaps	5,118,868	-	5,118,868	-

	Total Interest Rate Contracts	163,835,443	157,648,391	6,187,052	-

	Total Asset - Derivatives	199,413,377	157,651,526	41,761,851	-

	Total Assets	3,924,366,183	157,651,526	3,735,382,620	31,332,037

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(627,256)	-	(627,256)	-
	Swaps	(3,631,557)	-	(3,631,557)	-

	Total Credit Contracts	(4,258,813)	-	(4,258,813)	-

	Foreign Currency Contracts
	Futures	(10,768,903)	(10,768,903)	-	-
	Forward Foreign Currency Contracts	(43,445,658)	-	(43,445,658)	-
	Written Options	(7,032,090)	-	(7,032,090)	-

	Total Foreign Currency Contracts	(61,246,651)	(10,768,903)	(50,477,748)	-

	Interest Rate Contracts
	Futures	(50,135,141)	(50,135,141)	-	-
	Written Options	(5,697,091)	-	(5,697,091)	-
	Swaps	(77,198,355)	-	(77,198,355)	-

	Total Interest Rate Contracts	(133,030,587)	(50,135,141)	(82,895,446)	-

	Total Liabilities - Derivatives	(198,536,051)	(60,904,044)	(137,632,007)	-

	Total Liabilities	(198,536,051)	(60,904,044)	(137,632,007)	-

	Total	$3,725,830,132	$96,747,482	$3,597,750,613	$31,332,037

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 3.0%

Invesco Senior Loan	640,501	$13,104,651

Total Exchange-Traded Fund (Cost $13,736,532)		13,104,651

	Principal Amount
CORPORATE BONDS & NOTES - 2.3%

Communications - 0.0%

iHeartCommunications Inc 8.375% due 05/01/27	$1	1

Consumer, Cyclical - 0.8%

Beacon Roofing Supply Inc 4.500% due 11/15/26 ~	1,000,000	926,550
eG Global Finance PLC (United Kingdom)
6.750% due 02/07/25 ~	2,500,000	2,065,637
8.500% due 10/30/25 ~	500,000	448,128

		3,440,315

Consumer, Non-Cyclical - 0.2%

Ahern Rentals Inc 7.375% due 05/15/23 ~	1,625,000	940,460

Industrial - 1.3%

GFL Environmental Inc (Canada) 5.625% due 05/01/22 ~	1,396,000	1,419,992
TransDigm Inc 6.250% due 03/15/26 ~	4,000,000	4,002,488

		5,422,480

Total Corporate Bonds & Notes (Cost $11,164,288)		9,803,256

SENIOR LOAN NOTES - 91.5%

Basic Materials - 3.2%

Aleris International Inc 5.739% (USD LIBOR + 4.750%) due 02/27/23 §	2,814,552	2,575,315
ASP Unifrax Holdings Inc Term B 4.822% (USD LIBOR + 3.750%) due 12/12/25 §	4,114,583	3,298,526
GrafTech Finance Inc Term B 4.500% (USD LIBOR + 3.500%) due 02/12/25 § ±	424,948	371,829
Messer Industries GmbH Term B 3.950% (USD LIBOR + 2.500%) due 03/01/26 §	6,172,148	5,547,218
Nouryon USA LLC Term B (Netherlands) 3.863% (USD LIBOR + 3.000%) due 10/01/25 §	997,415	912,635
SCIH Salt Holdings Inc Term B due 03/16/27 µ	1,000,000	892,500

		13,598,023

Communications - 7.2%

Clear Channel Outdoor Holdings Inc Term B 4.489% (USD LIBOR + 3.500%) due 08/21/26 §	8,831,560	8,003,601

	Principal Amount	Value
CommScope, Inc. Term B2 4.239% (USD LIBOR + 3.250%) due 04/06/26 §	$4,978,741	$4,729,804
CSC Holdings LLC Term B5 3.112% (USD LIBOR + 2.500%) due 04/15/27 §	6,868,438	6,650,935
NEP
8.450% (USD LIBOR + 7.000%) due 10/19/26 § ±	925,000	462,500
Term B 4.700% (USD LIBOR + 3.250%) due 10/20/25 §	1,227,766	773,492
Pug LLC Term B 4.489% (USD LIBOR + 3.500%) due 01/29/27 § ±	3,990,000	3,471,300
Uber Technologies Inc Term B 5.000% (USD LIBOR + 4.000%) due 04/04/25 § µ	6,589,139	6,220,147
Zayo Group Holdings Inc Term B 3.989% (USD LIBOR + 3.000%) due 03/09/27 §	1,000,000	937,500

		31,249,279

Consumer, Cyclical - 15.9%

American Builders & Contractors Supply Co Inc Term B 2.989% (USD LIBOR + 2.000%) due 01/15/27 §	6,965,000	6,326,539
Bass Pro Group LLC Term B 6.072% (USD LIBOR + 5.000%) due 09/25/24 § µ ±	3,865,090	3,285,326
Beacon Roofing Supply Inc Term B 3.239% (USD LIBOR + 2.250%) due 01/02/25 §	1,537,778	1,399,378
Belk Inc Term B 7.750% (USD LIBOR + 6.750%) due 07/31/25 §	2,598,018	1,363,959
BJ’s Wholesale Club Inc 3.047% (USD LIBOR + 2.250%) due 02/03/24 §	4,092,491	3,908,329
Caesars Resort Collection LLC Term B 3.739% (USD LIBOR + 2.750%) due 12/23/24 §	7,050,901	5,791,814
Clarios Global LP Term B (Canada) 4.441% (USD LIBOR + 3.500%) due 04/30/26 §	2,388,000	2,196,960
ClubCorp Holdings Inc Term B 4.200% (USD LIBOR + 2.750%) due 09/18/24 § µ	2,962,927	1,903,681
Core & Main LP Term B 4.330% (USD LIBOR + 3.000%) due 08/01/24 §	3,855,465	3,412,087
EG America LLC (2nd Lien) (United Kingdom) 9.072% (USD LIBOR + 8.000%) due 04/20/26 §	1,945,044	1,560,898
Golden Nugget Inc Term B 3.584% (USD LIBOR + 2.500%) due 10/04/23 §	7,136,977	5,578,740
K-Mac Holdings Corp (2nd Lien) 7.739% (USD LIBOR + 6.750%) due 03/16/26 § ±	2,204,167	1,818,437
Merlin Entertainments PLC Term B
due 11/04/26 µ ±	57,935	47,217
due 11/13/26 µ	440,815	371,938
PetSmart Inc Term B2 5.000% (USD LIBOR + 4.000%) due 03/11/22 §	3,268,812	3,150,318

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Restaurant Brands Term B (Canada) 2.739% (USD LIBOR + 1.750%) due 11/19/26 §	$4,766,768	$4,421,177
SeaWorld Parks & Entertainment Inc Term B5 3.989% (USD LIBOR + 3.000%) due 03/31/24 §	7,822,236	6,570,678
SMG US Midco 2 Inc 3.429% (USD LIBOR + 2.500%) due 01/23/25 § ±	2,924,305	2,207,851
SRS Distribution Inc Term B
4.072% (USD LIBOR + 3.250%) due 05/23/25 §	10,542,384	8,929,400
5.572% (USD LIBOR + 4.500%) due 05/23/25 §	1,995,000	1,807,969
Tacala LLC Term B 4.489% (USD LIBOR + 4.000%) due 02/01/25 §	497,462	404,603
Univar Inc Term B3 3.700% (USD LIBOR + 2.250%) due 07/01/24 §	1,689,042	1,583,477
Term B5 3.450% (USD LIBOR + 2.000%) due 07/01/26 §	498,750	456,356

		68,497,132

Consumer, Non-Cyclical - 22.6%

Accelerated Health Systems LLC Term B 4.297% (USD LIBOR + 3.500%) due 10/31/25 §	740,625	668,414
AlixPartners LLP Term B 3.500% (USD LIBOR + 2.500%) due 04/04/24 §	9,364,268	8,919,466
Allied Universal Holdco LLC 5.239% (USD LIBOR + 4.250%) due 07/10/26 §	6,234,375	5,766,797
Arterra Wines Canada Inc Term B1 (Canada) 3.802% (USD LIBOR + 2.750%) due 12/15/23 § ±	1,304,160	1,108,536
AVSC Holding Corp
(2nd Lien)
9.013% (USD LIBOR + 7.250%) due 09/01/25 § ±	2,500,000	1,437,500
Term B 6.204% (USD LIBOR + 4.500%) due 10/15/26 § ±	2,750,000	1,718,750
Bausch Health Cos Inc Term B (Canada) 3.612% (USD LIBOR + 3.000%) due 06/02/25 §	9,901,223	9,488,669
Belron Finance US LLC Term B 4.270% (USD LIBOR + 2.500%) due 10/30/26 §	997,500	947,625
Catalent Pharma Solutions Inc Term B2 3.250% (USD LIBOR + 2.250%) due 05/18/26 §	990,000	965,250
CHG PPC Parent LLC Term B 3.739% (USD LIBOR + 2.750%) due 03/31/25 §	2,445,576	2,213,246
Da Vinci Purchaser Corp 5.872% (USD LIBOR + 4.000%) due 01/08/27 §	3,500,000	3,268,125
Endo Luxembourg Finance Co I SARL Term B 5.250% (USD LIBOR + 4.250%) due 04/29/24 §	3,740,385	3,356,995
Envision Healthcare Corp Term B 4.739% (USD LIBOR + 3.750%) due 10/10/25 §	2,244,318	1,202,955

	Principal Amount	Value
Froneri International PLC Term B (United Kingdom) 3.239% (USD LIBOR + 2.250%) due 01/29/27 §	$2,750,000	$2,640,000
Garda World Security Corp Term B (Canada) 6.390% (USD LIBOR + 4.750%) due 10/30/26 §	1,889,430	1,804,405
Guidehouse LLP 5.489% (USD LIBOR + 4.500%) due 05/01/25 § ±	1,738,614	1,416,970
H-Food Holdings LLC Term B2 4.989% (USD LIBOR + 4.000%) due 05/23/25 §	2,952,525	2,553,934
Heartland Dental LLC 4.739% (USD LIBOR + 3.750%) due 04/30/25 §	5,424,612	4,280,018
Jaguar Holding Co II 3.500% (USD LIBOR + 2.500%) due 08/18/22 §	4,002,675	3,859,247
LifePoint Health Inc Term B 4.739% (USD LIBOR + 3.750%) due 11/17/25 §	1,289,410	1,128,234
Lineage Logistics Holdings LLC Term B 4.000% (USD LIBOR + 3.000%) due 02/27/25 §	1,493,562	1,445,021
Mister Car Wash Holdings Inc Term B 3.862% (USD LIBOR + 3.250%) due 05/14/26 §	3,541,172	2,968,681
Mister Car Wash Holdings, Inc. due 05/14/26 µ	42,979	36,031
Ortho-Clinical Diagnostics SA Term B (Luxembourg) 4.765% (USD LIBOR + 3.250%) due 06/30/25 §	5,401,406	4,623,603
PetVet Care Centers LLC
4.239% (USD LIBOR + 3.250%) due 02/14/25 §	4,687,453	3,925,742
7.239% (USD LIBOR + 6.250%) due 02/13/26 § ±	2,750,000	2,296,250
Prestige Brands Inc Term B4 2.989% (USD LIBOR + 2.000%) due 01/26/24 §	1,280,772	1,201,791
PSC Industrial Holdings Corp (2nd Lien) 9.500% (USD LIBOR + 8.500%) due 10/10/25 § ±	1,584,000	1,411,740
Snacking Investments Bidco Property Ltd Term B (Australia) 5.000% (USD LIBOR + 4.000%) due 12/18/26 § ±	500,000	442,500
Spin Holdco Inc Term B 5.093% (USD LIBOR + 3.250%) due 11/14/22 §	6,476,683	5,796,631
Sunshine Luxembourg VII SARL Term B (Luxembourg) 5.322% (USD LIBOR + 4.250%) due 10/01/26 §	1,122,188	1,026,802
Vetcor Professional Practices LLC 4.072% (USD LIBOR + 3.000%) due 07/02/25 § ±	6,411,123	5,353,288
VVC Holding Corp Term B 5.284% (USD LIBOR + 4.500%) due 02/11/26 §	4,987,406	4,688,161
Wand NewCo 3 Inc Term B1 4.072% (USD LIBOR + 3.000%) due 02/05/26 §	4,216,250	3,857,869

		97,819,246

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Diversified - 0.2%

First Eagle Holdings Inc Term B 3.950% (USD LIBOR + 2.500%) due 02/01/27 §	$1,246,875	$1,058,285

Energy - 0.1%

Prairie ECI Acquiror LP 6.200% (USD LIBOR + 4.750%) due 03/11/26 § ±	790,429	414,975

Financial - 9.8%

Acrisure LLC Term B 5.207% (USD LIBOR + 3.500%) due 02/15/27 §	6,375,000	5,418,750
Alliant Holdings Intermediate LLC Term B
3.862% (USD LIBOR + 3.250%) due 05/09/25 §	1,985,000	1,841,087
3.989% (USD LIBOR + 3.000%) due 05/09/25 § µ	4,109,421	3,818,339
AssuredPartners Inc Term B 4.489% (USD LIBOR + 3.500%) due 02/12/27 §	9,371,882	8,364,405
Avolon TLB Borrower 1 (US) LLC Term B3 (Ireland) 2.523% (USD LIBOR + 1.750%) due 01/15/25 §	1,242,775	1,120,569
Blackstone Mortgage Trust Inc Term B 3.239% (USD LIBOR + 2.250%) due 04/23/26 § ±	2,487,500	2,176,562
Broadstreet Partners Inc Term B due 01/27/27 µ	2,750,000	2,469,844
Cushman & Wakefield U.S. Borrower LLC Term B 3.739% (USD LIBOR + 2.750%) due 08/21/25 §	5,159,688	4,643,719
Deerfield Dakota Holding LLC Term B due 02/13/25 ±	1,496,183	1,324,122
NFP Corp Term B 4.239% (USD LIBOR + 3.250%) due 02/15/27 § ±	7,870,341	6,886,549
USI Inc Term B
3.989% (USD LIBOR + 3.000%) due 05/16/24 §	3,849,740	3,512,887
4.989% (USD LIBOR + 4.000%) due 12/02/26 §	997,500	912,713

		42,489,546

Industrial - 17.1%

APi Group DE Inc Term B 3.489% (USD LIBOR + 2.500%) due 10/01/26 §	1,246,875	1,147,125
Berry Global Inc Term W 2.863% (USD LIBOR + 2.000%) due 10/01/22 § µ	2,500,000	2,413,750
Brand Energy & Infrastructure Services, Inc. 6.085% (USD LIBOR + 4.250%) due 06/21/24 § µ	5,361,218	4,378,330
Cornerstone Building Brands Inc 4.561% (USD LIBOR + 3.750%) due 04/12/25 § ±	5,679,252	4,969,346
DiversiTech Holdings Inc Term B 4.500% (USD LIBOR + 3.000%) due 06/03/24 § ±	579,326	495,324
Dynasty Acquisition Co Inc 4.950% (USD LIBOR + 3.500%) due 04/06/26 §	6,182,274	4,871,632

	Principal Amount	Value
Engineered Machinery Holdings Inc
4.450% (USD LIBOR + 3.000%) due 07/19/24 § ±	$3,392,555	$2,849,746
5.700% (USD LIBOR + 4.250%) due 07/19/24 §	740,625	612,867
EWT Holdings III Corp 3.739% (USD LIBOR + 2.750%) due 12/20/24 §	38,681	35,586
Filtration Group Corp Term B 3.989% (USD LIBOR + 3.000%) due 03/29/25 §	8,131,731	7,186,417
Flex Acquisition Co Inc Term B 5.159% (USD LIBOR + 3.250%) due 06/29/25 §	1,975,058	1,761,094
Gardner Denver Inc Term B 2.739% (USD LIBOR + 1.750%) due 03/01/27 §	793,737	750,081
Gates Global LLC Term B2 3.750% (USD LIBOR + 2.750%) due 04/01/24 §	3,056,873	2,751,185
GFL Environmental Inc Term B (Canada) 4.000% (USD LIBOR + 3.000%) due 05/30/25 §	3,795,831	3,703,308
Ingersoll-Rand Services Co Term B due 03/01/27 µ	250,000	235,000
Plastipak Packaging, Inc. Term B due 10/14/24 µ	750,000	691,875
Pregis TopCo Corp 4.989% (USD LIBOR + 4.000%) due 07/31/26 § ±	997,500	877,800
Pro Mach Group Inc Term B 3.679% (USD LIBOR + 2.750%) due 03/07/25 § ±	2,906,814	2,310,917
Reynolds Group Holdings Inc Term B 3.739% (USD LIBOR + 2.750%) due 02/05/23 §	10,762,413	10,264,651
Standard Aero Ltd 4.950% (USD LIBOR + 3.500%) due 04/06/26 §	3,323,803	2,619,157
Tailwind Smith Cooper Intermediate Corp (2nd Lien) 10.080% (USD LIBOR + 9.000%) due 05/28/27 § ±	875,000	665,000
The Hillman Group Inc Term B 5.072% (USD LIBOR + 4.000%) due 05/31/25 §	6,579,004	5,219,341
TransDigm Inc Term F
3.239% (USD LIBOR + 2.250%) due 12/09/25 §	7,054,852	6,596,287
Term G 3.239% (USD LIBOR + 2.250%) due 08/22/24 §	1,445,150	1,334,354
Vertiv Group Corp Term B 4.581% (USD LIBOR + 3.000%) due 03/02/27 §	750,000	682,500
WP CPP Holdings LLC Term B 5.530% (USD LIBOR + 3.750%) due 04/30/25 §	5,721,665	4,362,770

		73,785,443

Technology - 15.4%

Applied Systems Inc
(2nd Lien) 8.450% (USD LIBOR + 7.000%) due 09/19/25 §	6,536,993	6,046,719
Term B 4.700% (USD LIBOR + 3.250%) due 09/19/24 §	5,326,993	4,904,637

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
CCC Information Services, Inc. Term B 3.750% (USD LIBOR + 3.000%) due 04/29/24 §	$2,488,488	$2,299,186
Epicor Software Corp Term B 4.250% (USD LIBOR + 3.250%) due 06/01/22 §	9,425,781	8,742,412
Infor (US) Inc Term B6 3.750% (USD LIBOR + 2.750%) due 02/01/22 §	3,325,531	3,224,102
Kronos Inc (2nd Lien)
10.013% (USD LIBOR + 8.250%) due 11/01/24 §	3,600,000	3,394,800
Term B 4.763% (USD LIBOR + 3.000%) due 11/01/23 § µ	5,496,027	5,090,695
Sophia LP Term B 4.700% (USD LIBOR + 3.250%) due 09/30/22 §	4,640,304	4,439,226
SS&C Technologies Inc Term B5 2.739% (USD LIBOR + 1.750%) due 04/16/25 §	984,843	936,094
Tempo Acquisition LLC Term B 3.739% (USD LIBOR + 3.000%) due 05/01/24 §	6,812,539	6,119,928
The Dun & Bradstreet Corp Term B 4.959% (USD LIBOR + 4.000%) due 02/06/26 §	9,268,750	8,527,250
The Ultimate Software Group Inc 4.739% (USD LIBOR + 3.750%) due 05/04/26 §	3,702,659	3,499,013
Vertafore Inc
(2nd Lien) 8.239% (USD LIBOR + 7.250%) due 07/02/26 §	7,400,000	6,573,664
Term B3 4.239% (USD LIBOR + 3.250%) due 07/02/25 §	3,208,136	2,895,343

		66,693,069

Utilities - 0.0%

Vistra Operations Co LLC Term B3 2.703% (USD LIBOR + 1.750%) due 12/31/25 §	55,403	53,118

Total Senior Loan Notes (Cost $445,636,246)		395,658,116

TOTAL INVESTMENTS - 96.8% (Cost $470,537,066)		418,566,023

OTHER ASSETS & LIABILITIES, NET - 3.2%		13,624,850

NET ASSETS - 100.0%		$432,190,873

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Fund	$13,104,651	$13,104,651	$-	$-
	Corporate Bonds & Notes	9,803,256	-	9,803,256	-
	Senior Loan Notes	395,658,116	-	345,837,781	49,820,335

	Total Assets	418,566,023	13,104,651	355,641,037	49,820,335

Liabilities
	Due to Custodian (Line of Credit)	(3,222,444)	-	(3,222,444)	-
	Total Liabilities	(3,222,444)	-	(3,222,444)	-

	Total	$415,343,579	$13,104,651	$352,418,593	$49,820,335

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended March 31, 2020:

Senior Loan Notes
Value, Beginning of Period	$2,181,153
Purchases	23,104,749
Sales (Includes Paydowns)	(4,226,025)
Accrued Discounts (Premiums)	(33)
Net Realized Gains (Losses)	(755,754)
Change in Net Unrealized Appreciation (Depreciation)	(3,015,565)
Transfers In	32,531,810
Transfers Out	-

Value, End of Period	$49,820,335

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($3,788,143)

The table below shows transfers within Level 3:

Amount	Level Transfer		Change in Fair Valuation Measurement Inputs
Transferred	From	To	From	To

$32,531,810	2	3	Vendor Price (Observable inputs)	Unobservable Single Broker Quote

All significant unobservable inputs were provided by a single broker quote

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.2%

Basic Materials - 0.1%

Constellium SE *	170,643	$889,050
Hexion Holdings Corp ‘B’ *	65,539	622,621

		1,511,671

Consumer, Cyclical - 0.2%

Beazer Homes USA Inc *	86,816	559,095
Cedar Fair LP	46,111	845,676
Lennar Corp ‘A’	24,086	920,085

		2,324,856

Consumer, Non-Cyclical - 0.1%

HCA Healthcare Inc	12,524	1,125,281

Energy - 0.1%

Chevron Corp	7,502	543,595
Diamondback Energy Inc	8,404	220,185
Exxon Mobil Corp	11,518	437,338
Pioneer Natural Resources Co	5,407	379,301

		1,580,419

Financial - 0.3%

Citigroup Inc	35,192	1,482,287
Outfront Media Inc REIT	65,030	876,604
The Goldman Sachs Group Inc	9,625	1,487,929

		3,846,820

Industrial - 0.4%

Crown Holdings Inc *	25,159	1,460,228
Evoqua Water Technologies Corp *	128,770	1,443,512
Xylem Inc	16,647	1,084,219

		3,987,959

Total Common Stocks (Cost $21,443,482)		14,377,006

EXCHANGE-TRADED FUNDS - 2.2%

iShares iBoxx High Yield Corporate Bond	176,828	13,628,134
SPDR Bloomberg Barclays High Yield Bond ETF	118,501	11,226,785

		24,854,919

Total Exchange-Traded Funds (Cost $22,559,941)		24,854,919

	Principal Amount

CORPORATE BONDS & NOTES - 84.3%

Basic Materials - 2.4%

Alcoa Nederland Holding BV 7.000% due 09/30/26 ~	$3,557,000	3,327,751
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	3,731,000	3,628,397
Constellium SE
5.875% due 02/15/26 ~	500,000	438,788
6.625% due 03/01/25 ~	4,985,000	4,523,738
Hecla Mining Co 7.250% due 02/15/28	2,650,000	2,353,200

	Principal Amount	Value
Hexion Inc 7.875% due 07/15/27 ~	$3,950,000	$3,387,421
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	4,800,000	4,217,004
Novelis Corp
4.750% due 01/30/30 ~	5,833,000	5,224,181
5.875% due 09/30/26 ~	700,000	691,833

		27,792,313

Communications - 17.5%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	5,875,000	5,746,044
Altice France SA (France) 7.375% due 05/01/26 ~	7,575,000	7,692,791
CCO Holdings LLC
4.750% due 03/01/30 ~	10,400,000	10,431,720
5.000% due 02/01/28 ~	675,000	681,453
5.375% due 06/01/29 ~	1,000,000	1,033,150
5.875% due 04/01/24 ~	6,950,000	7,149,847
CenturyLink Inc 4.000% due 02/15/27 ~	5,500,000	5,293,750
Clear Channel Worldwide Holdings Inc
5.125% due 08/15/27 ~	4,950,000	4,662,652
9.250% due 02/15/24 ~	6,995,000	6,059,454
CommScope Inc
6.000% due 03/01/26 ~	3,750,000	3,765,457
8.250% due 03/01/27 ~	700,000	678,615
CommScope Technologies LLC 6.000% due 06/15/25 ~	3,775,000	3,483,192
CSC Holdings LLC
5.250% due 06/01/24	2,600,000	2,622,737
5.375% due 02/01/28 ~	650,000	667,529
5.500% due 05/15/26 ~	3,350,000	3,488,414
5.750% due 01/15/30 ~	4,300,000	4,352,503
6.500% due 02/01/29 ~	5,550,000	6,016,838
6.625% due 10/15/25 ~	6,400,000	6,776,192
7.500% due 04/01/28 ~	625,000	670,242
10.875% due 10/15/25 ~	2,185,000	2,366,628
Diamond Sports Group LLC 6.625% due 08/15/27 ~	12,750,000	8,597,325
Front Range BidCo Inc
4.000% due 03/01/27 ~	6,400,000	6,160,000
6.125% due 03/01/28 ~	575,000	549,484
Intelsat Jackson Holdings SA (Luxembourg)
8.000% due 02/15/24 ~	1,700,000	1,653,242
8.500% due 10/15/24 ~	2,975,000	1,891,966
9.750% due 07/15/25 ~	1,850,000	1,167,822
Lamar Media Corp
3.750% due 02/15/28 ~	5,425,000	5,125,974
4.000% due 02/15/30 ~	325,000	304,688
Level 3 Financing Inc
4.625% due 09/15/27 ~	7,900,000	7,895,655
5.250% due 03/15/26	4,390,000	4,411,621
5.375% due 01/15/24	4,040,000	4,075,330
Nexstar Broadcasting Inc 5.625% due 07/15/27 ~	4,450,000	4,374,572
Outfront Media Capital LLC
4.625% due 03/15/30 ~	450,000	402,998
5.000% due 08/15/27 ~	6,225,000	5,761,549
5.625% due 02/15/24	1,250,000	1,245,319
Radiate Holdco LLC 6.875% due 02/15/23 ~	3,500,000	3,215,608
Sprint Capital Corp 8.750% due 03/15/32	3,500,000	4,648,175
Sprint Corp
7.625% due 02/15/25	2,950,000	3,286,743
7.625% due 03/01/26	11,550,000	13,136,392
7.875% due 09/15/23	2,000,000	2,217,270
T-Mobile USA Inc 6.500% due 01/15/24	14,500,000	14,825,815

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
The Interpublic Group of Cos Inc 4.750% due 03/30/30	$3,650,000	$3,635,204
Townsquare Media Inc 6.500% due 04/01/23 ~	4,049,000	3,922,449
Uber Technologies Inc 8.000% due 11/01/26 ~	6,075,000	6,032,672
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	9,350,000	9,555,396

		201,732,477

Consumer, Cyclical - 15.0%

Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	1,428,476	1,449,045
American Airlines Pass-Through Trust ‘B’
3.850% due 08/15/29	4,098,324	3,186,911
5.250% due 07/15/25	3,314,192	3,339,792
5.625% due 07/15/22 ~	733,262	729,053
American Builders & Contractors Supply Co Inc 4.000% due 01/15/28 ~	5,850,000	5,355,967
Ashton Woods USA LLC 6.625% due 01/15/28 ~	5,610,000	4,473,975
Beazer Homes USA Inc 5.875% due 10/15/27	9,275,000	7,072,883
Boyd Gaming Corp 4.750% due 12/01/27 ~	100,000	83,055
Brookfield Residential Properties Inc (Canada) 4.875% due 02/15/30 ~	600,000	458,070
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	8,725,000	6,366,632
Cedar Fair LP 5.250% due 07/15/29 ~	2,250,000	1,913,738
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	12,350,000	7,518,001
Core & Main Holding LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	2,150,000	1,986,052
Core & Main LP 6.125% due 08/15/25 ~	5,871,000	5,503,886
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	4,750,000	3,841,539
eG Global Finance PLC (United Kingdom) 8.500% due 10/30/25 ~	5,050,000	4,526,088
Ford Motor Co 4.346% due 12/08/26	3,650,000	2,828,750
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	4,475,000	3,932,384
Golden Nugget Inc
6.750% due 10/15/24 ~	9,150,000	5,831,844
8.750% due 10/01/25 ~	7,300,000	3,823,156
Hilton Domestic Operating Co Inc 5.125% due 05/01/26	2,000,000	1,932,085
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	4,100,000	3,725,854
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	5,975,000	5,086,189
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	4,150,000	3,641,500
Lennar Corp
4.750% due 05/30/25	1,350,000	1,307,819
4.750% due 11/29/27	3,650,000	3,661,132
4.875% due 12/15/23	1,500,000	1,483,118
5.375% due 10/01/22	3,270,000	3,362,986
6.250% due 12/15/21	4,000,000	4,024,800

	Principal Amount	Value
Marriott Ownership Resorts Inc 4.750% due 01/15/28 ~	$5,100,000	$3,868,567
Mattamy Group Corp (Canada) 4.625% due 03/01/30 ~	1,175,000	1,017,109
Mattel Inc
3.150% due 03/15/23	1,050,000	996,182
6.750% due 12/31/25 ~	6,425,000	6,593,688
Michaels Stores Inc 8.000% due 07/15/27 ~	5,275,000	3,932,776
New Red Finance Inc (Canada)
3.875% due 01/15/28 ~	900,000	859,995
4.375% due 01/15/28 ~	2,700,000	2,509,515
5.000% due 10/15/25 ~	14,350,000	13,793,866
Norwegian Air Shuttle Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	1,026,701	929,164
Panther BF Aggregator 2 LP
6.250% due 05/15/26 ~	4,000,000	3,802,488
8.500% due 05/15/27 ~	1,175,000	1,031,591
Scientific Games International Inc
7.000% due 05/15/28 ~	1,350,000	837,743
7.250% due 11/15/29 ~	1,350,000	843,008
8.250% due 03/15/26 ~	3,475,000	2,243,919
Six Flags Entertainment Corp
4.875% due 07/31/24 ~	7,000,000	5,976,285
5.500% due 04/15/27 ~	1,125,000	954,056
Tesla Inc 5.300% due 08/15/25 ~	5,575,000	5,275,344
The Scotts Miracle-Gro Co 4.500% due 10/15/29	4,500,000	4,320,337
TJX Cos Inc 3.500% due 04/15/25	2,750,000	2,815,919
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	1,103,666	1,033,759
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	3,375,081	3,226,729
Wynn Resorts Finance LLC 5.125% due 10/01/29 ~	2,750,000	2,517,969
Yum! Brands Inc 7.750% due 04/01/25 # ~	650,000	684,125

		172,510,438

Consumer, Non-Cyclical - 18.0%

Ahern Rentals Inc 7.375% due 05/15/23 ~	24,599,000	14,236,548
Albertsons Cos Inc
4.625% due 01/15/27 ~	550,000	550,303
5.875% due 02/15/28 ~	10,875,000	11,128,931
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	8,000,000	7,594,940
Bausch Health Americas Inc 8.500% due 01/31/27 ~	13,125,000	13,788,469
Bausch Health Cos Inc
5.000% due 01/30/28 ~	1,075,000	1,025,765
6.125% due 04/15/25 ~	7,125,000	7,062,692
9.000% due 12/15/25 ~	2,600,000	2,760,420
Centene Corp
3.375% due 02/15/30 ~	4,400,000	4,108,500
4.250% due 12/15/27 ~	1,025,000	1,032,636
4.625% due 12/15/29 ~	850,000	858,968
Charles River Laboratories International Inc
4.250% due 05/01/28 ~	5,850,000	5,671,282
5.500% due 04/01/26 ~	2,600,000	2,670,116
Chobani LLC 7.500% due 04/15/25 ~	1,600,000	1,467,952
CHS 6.625% due 02/15/25 ~	11,625,000	10,840,312
Garda World Security Corp (Canada) 9.500% due 11/01/27 ~	4,492,000	4,040,329

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
HCA Inc
5.250% due 06/15/26	$2,450,000	$2,575,676
5.625% due 09/01/28	675,000	710,269
5.875% due 02/01/29	21,250,000	22,551,562
Jaguar Holding Co II 6.375% due 08/01/23 ~	4,775,000	4,894,232
JBS Investments II GmbH
5.750% due 01/15/28 ~	800,000	780,840
7.000% due 01/15/26 ~	2,650,000	2,655,406
JBS USA LUX SA
5.500% due 01/15/30 ~	1,425,000	1,479,221
5.875% due 07/15/24 ~	3,925,000	3,988,781
6.500% due 04/15/29 ~	950,000	1,024,338
Kraft Heinz Foods Co
3.950% due 07/15/25	3,600,000	3,546,074
4.375% due 06/01/46	6,750,000	6,119,712
5.000% due 07/15/35	8,850,000	8,857,985
5.200% due 07/15/45	3,600,000	3,481,635
LifePoint Health Inc 4.375% due 02/15/27 ~	950,000	902,025
Pilgrim’s Pride Corp 5.875% due 09/30/27 ~	6,525,000	6,537,724
Refinitiv US Holdings Inc 8.250% due 11/15/26 ~	700,000	740,250
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	4,125,000	3,938,241
Select Medical Corp 6.250% due 08/15/26 ~	6,550,000	6,586,058
Tenet Healthcare Corp
4.875% due 01/01/26 ~	1,795,000	1,716,469
5.125% due 05/01/25	3,325,000	3,167,062
6.250% due 02/01/27 ~	1,275,000	1,247,906
6.750% due 06/15/23	5,325,000	4,945,620
The ADT Security Corp
3.500% due 07/15/22	2,000,000	1,964,958
6.250% due 10/15/21	4,575,000	4,497,042
Tms International Holding Corp 7.250% due 08/15/25 ~	10,707,000	9,729,933
United Rentals North America Inc
4.625% due 10/15/25	2,200,000	2,092,739
6.500% due 12/15/26	2,656,000	2,710,581
Verscend Escrow Corp 9.750% due 08/15/26 ~	5,275,000	5,305,041

		207,585,543

Energy - 7.2%

Antero Resources Corp
5.375% due 11/01/21	8,655,000	6,343,769
5.625% due 06/01/23	5,275,000	2,149,562
Archrock Partners LP
6.250% due 04/01/28 ~	300,000	209,250
6.875% due 04/01/27 ~	3,450,000	2,473,883
Ascent Resources Utica Holdings LLC
7.000% due 11/01/26 ~	3,025,000	895,529
10.000% due 04/01/22 ~	3,000,000	1,627,442
Buckeye Partners LP
4.125% due 03/01/25 ~	300,000	255,150
4.500% due 03/01/28 ~	4,800,000	3,972,000
Callon Petroleum Co 6.375% due 07/01/26	3,200,000	539,336
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27	7,125,000	6,405,879
7.000% due 06/30/24	1,100,000	968,009
Cheniere Energy Partners LP
4.500% due 10/01/29 ~	1,000,000	895,550
5.625% due 10/01/26	3,975,000	3,719,097
Crestwood Midstream Partners LP
5.625% due 05/01/27 ~	925,000	515,489
6.250% due 04/01/23	6,175,000	3,497,860

	Principal Amount	Value
Denbury Resources Inc 5.500% due 05/01/22	$327,000	$24,525
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	2,225,000	1,551,220
5.750% due 01/30/28 ~	5,375,000	3,684,831
Energy Transfer Operating LP 6.250% due 02/15/23	5,625,000	2,794,191
EnLink Midstream Partners LP 4.150% due 06/01/25	725,000	355,942
Global Partners LP 7.000% due 08/01/27	4,200,000	3,185,878
Gulfport Energy Corp 6.375% due 01/15/26	5,450,000	1,111,568
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	7,915,000	2,362,964
MPLX LP 6.875% due 02/15/23 *	5,850,000	3,571,366
Occidental Petroleum Corp 2.600% due 08/13/21	900,000	707,665
Parsley Energy LLC
5.375% due 01/15/25 ~	5,750,000	4,484,712
5.625% due 10/15/27 ~	300,000	213,165
SM Energy Co
5.625% due 06/01/25	4,925,000	1,385,181
6.750% due 09/15/26	2,275,000	701,934
Targa Resources Partners LP
5.000% due 01/15/28	1,350,000	1,097,594
5.125% due 02/01/25	4,850,000	4,170,369
5.375% due 02/01/27	750,000	621,413
5.875% due 04/15/26	8,425,000	7,061,178
6.500% due 07/15/27	625,000	537,500
Transocean Inc
7.500% due 04/15/31	2,244,000	588,882
8.000% due 02/01/27 ~	1,800,000	861,750
USA Compression Partners LP
6.875% due 04/01/26	2,700,000	1,702,679
6.875% due 09/01/27	4,600,000	2,877,530
WPX Energy Inc 5.250% due 10/15/27	5,600,000	3,111,080

		83,232,922

Financial - 6.2%

Air Lease Corp 3.250% due 03/01/25	2,400,000	1,889,046
Ally Financial Inc 5.750% due 11/20/25	4,975,000	4,903,857
Avolon Holdings Funding Ltd (Ireland) 3.250% due 02/15/27 ~	1,500,000	1,182,473
Barclays PLC (United Kingdom) 5.200% due 05/12/26	1,000,000	1,029,454
CNO Financial Group Inc 5.250% due 05/30/29	4,250,000	4,149,988
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	7,100,000	6,008,410
Iron Mountain Inc REIT
4.875% due 09/15/29 ~	2,450,000	2,318,551
5.250% due 03/15/28 ~	700,000	695,345
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	2,600,000	2,648,211
SBA Communications Corp 3.875% due 02/15/27 ~	5,800,000	5,858,000
Springleaf Finance Corp
5.375% due 11/15/29	3,650,000	3,361,906
5.625% due 03/15/23	2,625,000	2,592,188
6.125% due 03/15/24	1,375,000	1,368,235
6.625% due 01/15/28	2,500,000	2,354,875
6.875% due 03/15/25	3,900,000	3,956,901
7.125% due 03/15/26	4,100,000	4,035,937
The Howard Hughes Corp 5.375% due 03/15/25 ~	18,025,000	17,573,834

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
VICI Properties LP
3.750% due 02/15/27 ~	$1,750,000	$1,659,219
4.250% due 12/01/26 ~	1,775,000	1,638,334
4.625% due 12/01/29 ~	1,775,000	1,625,101

		70,849,865

Industrial - 14.6%

Apex Tool Group LLC 9.000% due 02/15/23 ~	5,000,000	3,293,725
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	1,000,000	864,450
Ardagh Packaging Finance PLC (Ireland) 5.250% due 08/15/27 ~	3,350,000	3,452,342
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	5,100,000	3,890,484
7.500% due 03/15/25 ~	5,300,000	3,710,000
Brand Industrial Services Inc 8.500% due 07/15/25 ~	5,475,000	4,339,868
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	5,300,000	4,955,500
Cloud Crane LLC 10.125% due 08/01/24 ~	5,775,000	4,583,935
CPG Merger Sub LLC 8.000% due 10/01/21 ~	1,200,000	1,174,920
Deere & Co 3.750% due 04/15/50	4,550,000	5,318,077
Flex Acquisition Co Inc 7.875% due 07/15/26 ~	5,900,000	5,475,392
Gates Global LLC 6.250% due 01/15/26 ~	6,325,000	5,632,444
GFL Environmental Inc (Canada)
5.125% due 12/15/26 ~	300,000	294,750
5.625% due 05/01/22 ~	1,800,000	1,830,935
7.000% due 06/01/26 ~	5,574,000	5,442,774
Granite US Holdings Corp 11.000% due 10/01/27 ~	6,325,000	5,480,344
Huntington Ingalls Industries Inc 4.200% due 05/01/30 ~	4,550,000	4,720,213
Husky III Holding Ltd (Canada) 13.000% PIK due 02/15/25 ~	1,750,000	1,298,465
Itron Inc 5.000% due 01/15/26 ~	7,675,000	7,356,814
Masco Corp 7.750% due 08/01/29	1,864,000	2,296,227
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	10,200,000	9,460,194
7.250% due 04/15/25 ~	7,025,000	5,374,336
Mueller Water Products Inc 5.500% due 06/15/26 ~	4,524,000	4,415,616
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	9,610,000	9,667,045
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	7,500,000	7,396,912
Reynolds Group Issuer Inc 5.125% due 07/15/23 ~	4,950,000	4,943,788
Sensata Technologies BV 5.625% due 11/01/24 ~	11,450,000	11,263,880
Sensata Technologies Inc 4.375% due 02/15/30	3,800,000	3,448,785
Standard Industries Inc 4.750% due 01/15/28 ~	10,875,000	10,091,103
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	8,290,000	6,979,911
TransDigm Inc
5.500% due 11/15/27 ~	2,925,000	2,641,421
6.250% due 03/15/26 ~	6,075,000	6,078,779
6.500% due 07/15/24	9,406,000	9,014,757

	Principal Amount	Value
TransDigm UK Holdings PLC 6.875% due 05/15/26	$2,650,000	$2,487,138

		168,675,324

Technology - 1.2%

Intel Corp 3.900% due 03/25/30	6,400,000	7,353,856
Open Text Corp (Canada) 3.875% due 02/15/28 ~	900,000	850,219
Open Text Holdings Inc 4.125% due 02/15/30 ~	900,000	851,287
Tempo Acquisition LLC 6.750% due 06/01/25 ~	5,675,000	5,235,358

		14,290,720

Utilities - 2.2%

Calpine Corp
4.500% due 02/15/28 ~	1,800,000	1,751,400
5.125% due 03/15/28 ~	5,950,000	5,518,625
NRG Energy Inc
5.250% due 06/15/29 ~	2,700,000	2,795,985
7.250% due 05/15/26	3,510,000	3,696,205
Talen Energy Supply LLC
6.500% due 06/01/25	5,000,000	3,280,225
7.250% due 05/15/27 ~	2,350,000	2,136,738
Vistra Operations Co LLC
5.000% due 07/31/27 ~	3,800,000	3,878,090
5.500% due 09/01/26 ~	1,925,000	1,996,162
5.625% due 02/15/27 ~	700,000	725,760

		25,779,190

Total Corporate Bonds & Notes (Cost $1,079,866,031)		972,448,792

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Energy - 0.0%

Denbury Resources Inc 6.375% due 12/31/24 ~	491,000	199,912

Total Convertible Corporate Bonds & Notes (Cost $572,654)		199,912

SENIOR LOAN NOTES - 5.7%

Basic Materials - 0.9%

Aleris International Inc 5.739% (USD LIBOR + 4.750%) due 02/27/23 §	6,944,829	6,354,518
Messer Industries LLC Term B 3.950% (USD LIBOR + 2.500%) due 03/01/26 §	4,488,665	4,034,188

		10,388,706

Communications - 0.1%

Sprint Communications Inc Term B 4.000% (USD LIBOR + 3.000%) due 02/02/24 §	1,234,375	1,224,602

		1,224,602

Consumer, Cyclical - 1.8%

18 Fremont Street Acquisition LLC 9.500% (USD LIBOR + 8.000%) due 08/09/25 § ±	2,750,000	2,323,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Bass Pro Group LLC Term B 6.072% (USD LIBOR + 5.000%) due 09/25/24 § ±	$2,693,095	$2,289,130
PetSmart, Inc. Term B 2 5.000% (USD LIBOR + 4.000%) due 03/11/22 §	5,400,000	5,204,250
Spectacle Gary Holdings LLC 11.000% (USD LIBOR + 9.000%) due 12/23/25 § ±	5,478,041	4,683,725
SRS Distribution Inc Term B 4.072% (USD LIBOR + 3.250%) due 05/23/25 §	5,400,000	4,573,800
Tacala LLC (2nd Lien) Term B 8.489% (USD LIBOR + 7.750%) due 02/01/26 § ±	2,250,000	1,811,250

		20,885,905

Consumer, Non-Cyclical - 0.1%

Allied Universal Holdco LLC 5.239% (USD LIBOR + 4.250%) due 07/10/26 §	8,125	7,637
Endo Luxembourg Finance Co I SARL Term B (Luxembourg) 5.250% (USD LIBOR + 4.250%) due 04/29/24 §	1,755,487	1,575,550

		1,583,187

Energy - 0.4%

Prairie ECI Acquiror LP 6.200% (USD LIBOR + 4.750%) due 03/11/26 § ±	3,533,272	1,854,968
Traverse Midstream Partners LLC Term B 5.000% (USD LIBOR + 4.000%) due 09/27/24 §	3,979,798	2,314,917

		4,169,885

Industrial - 1.5%

Cornerstone Building Brands Inc Term B 4.561% (USD LIBOR + 3.750%) due 04/12/25 § ±	3,608,215	3,157,188
EWT Holdings III Corp 3.739% (USD LIBOR + 2.750%) due 12/20/24 §	5,229,968	4,811,571
Filtration Group Corp 3.989% (USD LIBOR + 3.000%) due 03/29/25 §	5,326,263	4,707,085
North American Lifting Holdings Inc (2nd Lien) 10.450% (USD LIBOR + 9.000%) due 11/26/21 § ±	5,681,929	1,846,627
Reynolds Group Holdings Inc Term B 3.739% (USD LIBOR + 2.750%) due 02/05/23 §	2,693,015	2,568,463

		17,090,934

Technology - 0.9%
Kronos Inc Term B 4.763% (USD LIBOR + 3.000%) due 11/01/23 §	5,386,260	4,989,023
The Dun & Bradstreet Corp Term B 4.959% (USD LIBOR + 4.000%) due 02/06/26 §	5,400,000	4,968,000

		9,957,023

Total Senior Loan Notes (Cost $70,540,423)		65,300,242

	Principal Amount	Value
ASSET-BACKED SECURITIES - 1.3%

AIMCO CLO (Cayman) 8.352% (USD LIBOR + 6.550%) due 07/22/32 § ~	$2,200,000	$1,366,898
Benefit Street Partners CLO Ltd (Cayman) 8.536% (USD LIBOR + 6.700%) due 01/17/32 § ~	4,000,000	2,336,602
Benefit Street Partners CLO V-B Ltd (Cayman) 7.769% (USD LIBOR + 5.950%) due 04/20/31 § ~	1,250,000	760,733
Dryden 55 CLO Ltd (Cayman)
7.231% (USD LIBOR + 5.400%) due 04/15/31 § ~	1,000,000	586,705
9.031% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	121,151
Dryden 72 CLO Ltd (Cayman) 8.492% (USD LIBOR + 6.800%) due 05/15/32 § ~	4,075,000	2,716,107
Magnetite VIII CLO Ltd (Cayman) 9.271% (USD LIBOR + 7.440%) due 04/15/31 § ~	2,000,000	1,016,288
Neuberger Berman CLO Ltd (Cayman) 8.569% (USD LIBOR + 6.750%) due 01/20/31 § ~	1,700,000	1,105,736
Neuberger Berman Loan Advisers CLO 31 Ltd (Cayman) 8.569% (USD LIBOR + 6.750%) due 04/20/31 § ~	2,500,000	1,634,494
Voya CLO Ltd (Cayman)
7.019% (USD LIBOR + 5.200%) due 04/19/31 § ~	2,000,000	1,181,445
9.223% (USD LIBOR + 7.480%) due 01/15/33 § ~	2,700,000	1,871,408

Total Asset-Backed Securities (Cost $23,364,095)		14,697,567

SHORT-TERM INVESTMENT - 8.0%

Repurchase Agreement - 8.0%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $92,834,670; collateralized by U.S. Treasury Notes: 1.375% due 10/15/22 and value $94,691,629)	92,834,670	92,834,670

Total Short-Term Investment (Cost $92,834,670)		92,834,670

TOTAL INVESTMENTS - 102.7% (Cost $1,311,181,296)		1,184,713,108

OTHER ASSETS & LIABILITIES, NET - (2.7%)		(30,817,785)

NET ASSETS - 100.0%		$1,153,895,323

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Spectacle Gary Holdings LLC ±	$385,558	$339,400	$(46,158)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$14,377,006	$14,377,006	$-	$-
	Exchange-Traded Funds	24,854,919	24,854,919	-	-
	Corporate Bonds & Notes	972,448,792	-	972,448,792	-
	Convertible Corporate Bonds & Notes	199,912	-	199,912	-
	Senior Loan Notes	65,300,242	-	47,333,604	17,966,638
	Asset-Backed Securities	14,697,567	-	14,697,567	-
	Short-Term Investment	92,834,670	-	92,834,670	-
	Unfunded Loan Commitment	339,400	-	-	339,400

	Total	$1,185,052,508	$39,231,925	$1,127,514,545	$18,306,038

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended March 31, 2020:

Senior Loan Notes
Value, Beginning of Period	$-
Purchases	4,282,718
Sales (Includes Paydowns)	-
Accrued Discounts (Premiums)	31
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	(182,369)
Transfers In	14,205,658
Transfers Out	-

Value, End of Period	$18,306,038

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($182,369)

The table below shows transfers within Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To

$14,205,658	2	3	Vendor Price (Observable inputs)	Unobservable Single Broker Quote

All significant unobservable inputs were provided by a single broker quote

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 11.3%

Communications - 1.4%

AT&T Inc
2.330% (USD LIBOR + 0.750%) due 06/01/21 §	$1,000,000	$971,162
5.150% due 02/15/50	500,000	599,932
5.300% due 08/15/58	200,000	236,693
Charter Communications Operating LLC
3.579% due 07/23/20	3,000,000	2,990,858
4.464% due 07/23/22	500,000	517,084
Cox Communications Inc 3.250% due 12/15/22 ~	200,000	202,869

		5,518,598

Consumer, Cyclical - 1.2%

Ford Motor Credit Co LLC
0.000% (EUR LIBOR + 0.370%) due 12/01/21 §	EUR 300,000	291,473
2.193% (USD LIBOR + 0.430%) due 11/02/20 §	$900,000	841,822
3.157% due 08/04/20	1,600,000	1,568,240
Nissan Motor Acceptance Corp
1.900% due 09/14/21 ~	100,000	94,549
2.650% due 07/13/22 ~	100,000	96,696
Toyota Tsusho Corp (Japan) 3.625% due 09/13/23 ~	500,000	490,462
Volkswagen Group of America Finance LLC (Germany) 2.064% (USD LIBOR + 0.860%) due 09/24/21 § ~	1,600,000	1,465,745

		4,848,987

Consumer, Non-Cyclical - 0.4%

Cigna Holding Co 4.375% due 12/15/20	1,100,000	1,107,042
Keurig Dr Pepper Inc
2.530% due 11/15/21	200,000	199,973
3.551% due 05/25/21	100,000	101,245
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	150,000	154,203
RELX Capital Inc (United Kingdom) 3.500% due 03/16/23	100,000	104,241

		1,666,704

Energy - 1.0%

BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	1,900,000	1,908,791
Energy Transfer Operating LP 4.250% due 03/15/23	100,000	89,743
Petrobras Global Finance BV (Brazil)
5.093% due 01/15/30 ~	1,221,000	1,118,741
6.125% due 01/17/22	102,000	102,605
Texas Eastern Transmission LP 4.125% due 12/01/20 ~	700,000	700,499
YPF SA (Argentina) 35.420% (ARS Deposit + 6.000%) due 03/04/21 §	ARS 3,500,000	38,657

		3,959,036

Financial - 5.9%

Banco Bilbao Vizcaya Argentaria SA (Spain) 5.875% due 09/24/23 ~	EUR 200,000	187,979
Bank of America Corp 5.875% due 03/15/28	$410,000	415,804

	Principal Amount	Value
Cooperatieve Rabobank UA (Netherlands)
5.500% due 06/29/20 ~	EUR 800,000	$849,180
6.625% due 06/29/21 ~	400,000	423,403
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	$1,600,000	1,628,787
International Lease Finance Corp 8.250% due 12/15/20	2,781,000	2,765,384
JPMorgan Chase & Co 5.240% (USD LIBOR + 3.470%) due 04/30/20 §	836,000	755,949
Jyske Realkredit AS (Denmark)
1.000% due 10/01/50 ~	DKK 26,880,400	3,822,131
2.500% due 10/01/47	2,372	364
Lloyds Banking Group PLC (United Kingdom) 1.995% (USD LIBOR + 0.800%) due 06/21/21 §	$1,000,000	976,181
Mitsubishi UFJ Financial Group Inc (Japan) 3.460% (USD LIBOR + 1.880%) due 03/01/21 §	269,000	267,588
Mitsubishi UFJ Lease & Finance Co Ltd (Japan) 2.652% due 09/19/22 ~	200,000	194,612
Nordea Kredit Realkreditaktieselskab (Denmark)
1.000% due 10/01/50 ~	DKK 8,435,275	1,200,535
2.500% due 10/01/47	1,025	157
Nykredit Realkredit AS (Denmark)
1.000% due 10/01/50 ~	38,867,037	5,540,811
2.500% due 10/01/47 ~	5,289	810
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	$100,000	90,484
Realkredit Danmark AS (Denmark) 2.500% due 07/01/47 ~	DKK 24,161	3,706
Royal Bank of Scotland Group PLC (United Kingdom)
2.766% (USD LIBOR + 1.550%) due 06/25/24 §	$700,000	634,417
4.519% due 06/25/24	500,000	504,181
7.500% due 08/10/20	500,000	461,103
State Bank of India (India) 2.850% (USD LIBOR + 0.950%) due 04/06/20 § ~	1,500,000	1,499,828
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	1,750,000	1,871,163

		24,094,557

Industrial - 0.6%

Aviation Capital Group LLC 6.750% due 04/06/21 ~	1,500,000	1,487,249
General Electric Co 5.550% due 05/04/20	400,000	401,032
Penske Truck Leasing Co LP 3.300% due 04/01/21 ~	700,000	703,345

		2,591,626

Technology - 0.6%

Broadcom Inc 3.125% due 04/15/21 ~	100,000	98,804
Dell International LLC 4.420% due 06/15/21 ~	1,200,000	1,213,277
EMC Corp 2.650% due 06/01/20	30,000	29,941
NXP BV (Netherlands) 4.625% due 06/15/22 ~	800,000	828,182
VMware Inc 3.900% due 08/21/27	100,000	98,840

		2,269,044

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Utilities - 0.2%

Baltimore Gas & Electric Co 3.500% due 11/15/21	$300,000	$298,690
National Rural Utilities Cooperative Finance Corp 2.300% due 09/15/22	100,000	99,229
Sempra Energy 1.191% (USD LIBOR + 0.450%) due 03/15/21 §	500,000	492,798

		890,717

Total Corporate Bonds & Notes (Cost $47,316,442)		45,839,269

MORTGAGE-BACKED SECURITIES - 24.7%

Collateralized Mortgage Obligations - Residential - 6.4%

Aggregator of Loans Backed by Assets PLC (United Kingdom) 1.881% (GBP LIBOR + 1.250%) due 04/24/49 §	GBP 164,068	203,867
Alternative Loan Trust 1.227% (USD LIBOR + 0.280%) due 12/25/35 §	$55,745	48,104
Bear Stearns Adjustable Rate Mortgage Trust 4.375% due 01/25/35 §	160,236	133,718
Chase Mortgage Finance Trust 4.608% due 02/25/37 §	35,431	31,194
ChaseFlex Trust 6.000% due 02/25/37	342,067	208,222
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.307% (USD LIBOR + 0.360%) due 03/25/35 § ~	386,685	353,512
CHL Mortgage Pass-Through Trust 3.785% due 08/25/34 §	11,066	10,186
Citigroup Mortgage Loan Trust
1.017% (USD LIBOR + 0.070%) due 01/25/37 § ~	219,057	180,539
4.033% due 03/25/37 §	802,778	669,687
4.128% due 09/25/37 §	40,777	35,989
4.440% due 08/25/35 §	215,130	164,243
4.810% (UST + 2.400%) due 05/25/35 §	27,435	25,883
Countrywide Home Loan Mortgage Pass-Through Trust 1.587% (USD LIBOR + 0.640%) due 03/25/35 §	46,669	36,277
Credit Suisse Mortgage Trust 4.092% due 06/25/50 § ~	749,243	535,543
Deutsche Alt-B Securities Mortgage Loan Trust 1.047% (USD LIBOR + 0.100%) due 10/25/36 §	26,715	18,449
Dukinfield PLC (United Kingdom) 1.759% (GBP LIBOR + 1.000%) due 08/15/45 § ~	GBP 39,677	48,802
Eurosail PLC (United Kingdom) 0.694% (GBP LIBOR + 0.160%) due 12/10/44 § ~	66,349	80,358
Eurosail-UK PLC (United Kingdom) 1.456% (GBP LIBOR + 0.950%) due 06/13/45 § ~	787,786	924,415
Fannie Mae
1.097% (USD LIBOR + 0.150%) due 08/25/34 §	$89,038	88,249
1.297% (USD LIBOR + 0.350%) due 07/25/37 §	5,595	5,554

	Principal Amount	Value
1.347% (USD LIBOR + 0.400%) due 03/25/49 §	$2,877,216	$2,842,243
1.687% (USD LIBOR + 0.060%) due 07/25/37 §	514,374	506,044
3.958% due 05/25/35 §	415,816	434,718
Freddie Mac
1.155% (USD LIBOR + 0.450%) due 09/15/42 §	1,950,849	1,970,830
2.005% (USD LIBOR + 0.350%) due 07/15/44 §	756,522	753,097
Government National Mortgage Association
1.173% (USD LIBOR + 0.400%) due 02/20/49 §	2,787,498	2,760,204
2.266% (USD LIBOR + 0.150%) due 08/20/68 §	1,191,062	1,149,743
3.629% (USD LIBOR + 0.750%) due 04/20/67 §	963,762	962,790
Great Hall Mortgages No 1 PLC (United Kingdom)
0.643% (GBP LIBOR + 0.130%) due 03/18/39 § ~	GBP 23,863	28,230
0.663% (GBP LIBOR + 0.150%) due 06/18/38 § ~	29,349	34,993
GreenPoint Mortgage Funding Trust
1.127% (USD LIBOR + 0.180%) due 09/25/46 §	$168,900	137,207
1.487% (USD LIBOR + 0.540%) due 11/25/45 §	389,340	289,072
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	167,795	176,594
GSR Mortgage Loan Trust 4.311% due 01/25/35 §	150,025	131,105
HarborView Mortgage Loan Trust 1.310% (USD LIBOR + 0.560%) due 02/19/36 §	109,694	78,119
Hawksmoor Mortgages (United Kingdom) 1.761% (SONIA + 1.050%) due 05/25/53 § ~	GBP 1,756,132	2,091,340
HomeBanc Mortgage Trust 1.277% (USD LIBOR + 0.330%) due 10/25/35 §	$76,619	74,905
Impac CMB Trust 1.947% (USD LIBOR + 1.000%) due 07/25/33 §	78,199	73,654
IndyMac INDX Mortgage Loan Trust 1.427% (USD LIBOR + 0.480%) due 07/25/35 §	192,320	163,987
JP Morgan Mortgage Trust
3.598% due 07/27/37 § ~	502,939	512,144
3.979% due 09/25/35 §	24,909	22,845
4.193% due 08/25/35 §	172,436	158,543
4.539% due 07/25/35 §	149,716	137,617
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
1.145% (USD LIBOR + 0.440%) due 12/15/30 §	157,109	145,776
1.405% (USD LIBOR + 0.700%) due 11/15/31 §	178,579	166,491
Merrill Lynch Mortgage Investors Trust 3.618% due 12/25/35 §	96,979	78,595
NCUA Guaranteed Notes Trust 1.466% (USD LIBOR + 0.450%) due 10/07/20 §	1,139,444	1,138,888
Residential Accredit Loans Inc Trust 1.247% (USD LIBOR + 0.300%) due 08/25/35 §	220,912	174,638
Sequoia Mortgage Trust
1.100% (USD LIBOR + 0.350%) due 10/19/26 §	107,010	99,327
1.390% (USD LIBOR + 0.640%) due 04/19/27 §	274,079	251,133

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust
3.366% (US FED + 1.400%) due 01/25/35 §	$207,331	$170,971
3.872% due 02/25/34 §	39,143	35,337
3.982% due 08/25/35 §	376,236	325,162
Structured Asset Mortgage Investments II Trust
1.000% (USD LIBOR + 0.250%) due 07/19/35 §	352,403	294,403
1.207% (USD LIBOR + 0.260%) due 03/25/37 §	61,297	35,148
1.410% (USD LIBOR + 0.660%) due 10/19/34 §	177,832	161,318
Structured Asset Securities Corp Mortgage Loan Trust 1.157% (USD LIBOR + 0.210%) due 11/25/35 §	1,387,246	1,359,582
Towd Point Mortgage Funding PLC (United Kingdom) 1.724% (GBP LIBOR + 1.025%) due 10/20/51 § ~	GBP 1,591,560	1,917,435
WaMu Mortgage Pass-Through Certificates Trust
2.484% (US FED + 1.500%) due 11/25/46 §	$217,850	181,733
2.966% (US FED + 1.000%) due 02/25/46 §	318,104	277,620
3.479% due 08/25/35 §	19,991	16,601
Wells Fargo Mortgage-Backed Securities Trust 4.093% due 04/25/36 §	92,461	84,642

		26,207,615

Fannie Mae - 18.2%

2.500% due 06/01/50	11,200,000	11,559,695
2.675% (USD LIBOR + 0.675%) due 02/01/36 §	74,578	74,801
3.000% due 06/01/40	15,800,000	16,511,575
3.253% (US FED + 1.200%) due 11/01/42 - 10/01/44 §	157,823	155,597
3.380% (USD LIBOR + 1.308%) due 11/01/35 §	28,170	28,382
3.431% (USD LIBOR + 1.538%) due 01/01/36 §	50,802	51,272
3.500% due 05/01/50	10,790,000	11,412,746
3.516% (USD LIBOR + 1.411%) due 12/01/34 §	31,086	31,176
3.905% (USD LIBOR + 1.780%) due 11/01/35 §	9,227	9,306
3.912% (USD LIBOR + 1.912%) due 03/01/36 §	47,459	47,889
4.000% due 04/01/50	21,700,000	23,171,065
4.000% due 05/01/50	10,000,000	10,674,785
4.190% (UST + 2.190%) due 12/01/22 §	1,122	1,134
4.192% (USD LIBOR + 1.942%) due 09/01/35 §	13,356	13,475
4.500% (USD LIBOR + 1.674%) due 05/01/35 §	10,780	10,897
4.644% (USD LIBOR + 1.644%) due 03/01/35 §	157,880	158,845
4.880% (USD LIBOR + 2.000%) due 04/01/35 §	227,405	232,300
5.000% (US FED + 1.250%) due 08/01/24 §	4,548	4,532

		74,149,472

Freddie Mac - 0.1%

3.640% (USD LIBOR + 1.765%) due 10/01/35 §	16,543	16,648
3.935% (UST + 2.225%) due 01/01/34 §	110,510	112,288

	Principal Amount	Value
3.940% (USD LIBOR + 1.815%) due 03/01/36 §	$27,610	$27,821
4.252% (USD LIBOR + 1.731%) due 08/01/35 §	4,597	4,655

		161,412

Government National Mortgage Association - 0.0%

3.125% (UST + 1.500%) due 10/20/24 - 12/20/26 §	14,517	14,878
3.250% (UST + 1.500%) due 09/20/22 - 07/20/25 §	19,074	19,419
3.875% (UST + 1.500%) due 05/20/23 - 05/20/26 §	16,879	17,038
4.000% (UST + 1.500%) due 02/20/25 - 01/20/27 §	11,952	12,176

		63,511

Total Mortgage-Backed Securities (Cost $100,340,172)		100,582,010

ASSET-BACKED SECURITIES - 7.4%

ACE Securities Corp Home Equity Loan Trust 1.727% (USD LIBOR + 0.780%) due 04/25/34 §	915,472	827,897
Argent Securities Inc Asset-Backed Pass-Through Certificates 1.987% (USD LIBOR + 1.040%) due 05/25/34 §	145,138	109,207
Asset-Backed Funding Corp Trust 1.547% (USD LIBOR + 0.600%) due 10/25/34 §	108,613	100,832
Asset-Backed Securities Corp Home Equity Loan Trust 1.027% (USD LIBOR + 0.080%) due 05/25/37 §	23,586	16,891
Atrium CLO XII (Cayman) 2.632% (USD LIBOR + 0.830%) due 04/22/27 § ~	700,000	689,873
Bear Stearns Asset-Backed Securities I Trust 1.057% (USD LIBOR + 0.110%) due 04/25/31 §	147,068	240,516
Benefit Street Partners CLO VII Ltd (Cayman) 2.599% (USD LIBOR + 0.780%) due 07/18/27 § ~	327,227	323,365
Brookside Mill CLO Ltd (Cayman) 2.656% (USD LIBOR + 0.820%) due 01/17/28 § ~	3,510,000	3,440,604
California Street CLO XII Ltd (Cayman) 2.861% (USD LIBOR + 1.030%) due 10/15/25 § ~	1,942,367	1,926,347
Carlyle Global Market Strategies Euro CLO Ltd 0.730% (EUR LIBOR + 0.730%) due 09/21/29 § ~	EUR 244,229	267,030
CIT Mortgage Loan Trust 2.447% (USD LIBOR + 1.500%) due 10/25/37 § ~	$2,330,000	1,968,732
Citigroup Mortgage Loan Trust 1.092% (USD LIBOR + 0.145%) due 09/25/36 § ~	529,738	479,523
Citigroup Mortgage Loan Trust Inc 1.407% (USD LIBOR + 0.460%) due 10/25/35 §	600,000	472,562
CoreVest American Finance Trust 2.968% due 10/15/49 ~	201,898	200,609

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Countrywide Asset-Backed Certificates 1.137% (USD LIBOR + 0.190%) due 11/25/37 §	$1,582,937	$1,395,720
Credit-Based Asset Servicing & Securitization LLC 1.997% (USD LIBOR + 1.050%) due 05/25/35 §	1,083,000	876,357
Credit-Based Asset Servicing & Securitization Trust 1.017% (USD LIBOR + 0.070%) due 01/25/37 §	209,620	78,045
Freddie Mac Structured Pass-Through Certificates 1.077% (USD LIBOR + 0.130%) due 08/25/31 §	80,079	79,819
Halcyon Loan Advisors Funding CLO Ltd (Cayman) 2.747% (USD LIBOR + 0.920%) due 04/20/27 § ~	360,823	358,639
Home Equity Asset Trust 1.802% (USD LIBOR + 0.855%) due 08/25/34 §	229,738	218,512
HSI Asset Securitization Corp Trust 0.997% (USD LIBOR + 0.050%) due 10/25/36 §	11,842	5,528
Jamestown CLO IV Ltd (Cayman) 2.521% (USD LIBOR + 0.690%) due 07/15/26 § ~	300,806	287,498
Jamestown CLO V Ltd (Cayman) 3.056% (USD LIBOR + 1.220%) due 01/17/27 § ~	1,190,339	1,174,585
Jubilee CLO BV (Netherlands) 0.447% (EUR LIBOR + 0.840%) due 07/12/28 § ~	EUR 300,000	325,204
LoanCore Issuer Ltd (Cayman) 1.835% (USD LIBOR + 1.130%) due 05/15/36 § ~	$700,000	681,182
Long Beach Mortgage Loan Trust 1.067% (USD LIBOR + 0.120%) due 08/25/36 §	2,705,918	1,247,744
Man GLG Euro CLO II DAC (Ireland) 0.870% (EUR LIBOR + 0.870%) due 01/15/30 § ~	EUR 250,000	257,440
Marlette Funding Trust 2.690% due 09/17/29 ~	$123,548	119,710
Morgan Stanley ABS Capital I Inc Trust
1.607% (USD LIBOR + 0.660%) due 01/25/35 §	602,187	530,835
1.922% (USD LIBOR + 0.975%) due 07/25/34 §	107,814	98,675
Morgan Stanley IXIS Real Estate Capital Trust 0.997% (USD LIBOR + 0.050%) due 11/25/36 §	1,533	638
New Century Home Equity Loan Trust 1.127% (USD LIBOR + 0.180%) due 05/25/36 §	382,497	304,317
OCP CLO Ltd (Cayman)
2.631% (USD LIBOR + 0.800%) due 07/15/27 § ~	378,014	374,287
2.686% (USD LIBOR + 0.850%) due 04/17/27 § ~	221,791	219,622
Renaissance Home Equity Loan Trust 1.707% (USD LIBOR + 0.760%) due 12/25/32 §	211,603	190,164
Saxon Asset Securities Trust 1.257% (USD LIBOR + 0.310%) due 09/25/37 §	267,244	240,669

	Principal Amount	Value
Securitized Asset-Backed Receivables LLC Trust 1.097% (USD LIBOR + 0.150%) due 07/25/36 §	$172,670	$85,906
SLM Private Education Loan Trust 2.955% (USD LIBOR + 2.250%) due 06/16/42 § ~	179,028	179,546
SLM Student Loan Trust
(0.777%) (EUR LIBOR + 0.270%) due 06/17/24 §	EUR 62,964	68,269
(0.430%) (EUR LIBOR + 0.180%) due 01/25/24 §	222,145	243,659
2.344% (USD LIBOR + 0.550%) due 10/25/64 § ~	$989,087	936,703
Sofi Professional Loan Program Trust 2.050% due 01/25/41 ~	96,065	95,981
Soundview Home Loan Trust 1.147% (USD LIBOR + 0.200%) due 06/25/37 §	824,148	617,762
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/36 ~	1,022,606	963,844
Structured Asset Securities Corp Mortgage Loan Trust 3.081% (USD LIBOR + 1.500%) due 04/25/35 §	415,193	384,193
Sudbury Mill CLO Ltd (Cayman) 2.986% (USD LIBOR + 1.150%) due 01/17/26 § ~	2,323,925	2,320,683
Symphony CLO XIV Ltd (Cayman) 2.788% (USD LIBOR + 0.950%) due 07/14/26 § ~	279,633	271,581
THL Credit Wind River CLO Ltd (Cayman)
2.701% (USD LIBOR + 0.870%) due 10/15/27 § ~	202,505	199,278
2.711% (USD LIBOR + 0.880%) due 01/15/26 § ~	293,630	292,625
Tralee CLO III Ltd (Cayman) 2.849% (USD LIBOR + 1.030%) due 10/20/27 § ~	723,315	712,199
United States Small Business Administration 5.290% due 12/01/27	758,512	811,276
Venture 35 CLO Ltd (Cayman) 2.952% (USD LIBOR + 1.150%) due 10/22/31 § ~	1,400,000	1,350,887
Venture XXI CLO Ltd (Cayman) 2.711% (USD LIBOR + 0.880%) due 07/15/27 § ~	651,858	639,907

Total Asset-Backed Securities (Cost $32,069,567)		30,303,477

U.S. TREASURY OBLIGATIONS - 96.6%

U.S. Treasury Inflation Protected Securities - 96.4%

0.125% due 04/15/21 ^	33,525,270	32,845,500
0.125% due 01/15/22 ^ ‡	923,100	909,841
0.125% due 04/15/22 ^ ‡	15,782,026	15,558,883
0.125% due 01/15/23 ^	6,588,662	6,508,518
0.125% due 07/15/26 ^	10,674,714	10,778,348
0.125% due 01/15/30 ^	842,142	868,910
0.250% due 07/15/29 ^	13,127,898	13,647,053
0.375% due 07/15/25 ^	9,742,439	9,941,947
0.375% due 01/15/27 ^	14,297,976	14,647,075
0.375% due 07/15/27 ^	36,119,870	37,189,544
0.500% due 01/15/28 ^	29,363,418	30,622,284
0.625% due 07/15/21 ^ ‡	2,563,546	2,539,522
0.625% due 04/15/23 ^	8,805,971	8,873,879
0.625% due 01/15/24 ^ ‡	415,657	422,582
0.625% due 01/15/26 ^	28,080,574	29,019,191
0.625% due 02/15/43 ^	1,828,713	2,008,173

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
0.750% due 07/15/28 ^	$3,617,082	$3,873,490
0.750% due 02/15/42 ^	3,561,542	3,991,777
0.750% due 02/15/45 ^	3,910,471	4,474,203
0.875% due 02/15/47 ^	4,063,696	4,841,023
1.000% due 02/15/46 ^	11,060,176	13,450,067
1.375% due 02/15/44 ^	16,390,968	21,046,100
1.750% due 01/15/28 ^	2,584,352	2,941,875
2.000% due 01/15/26 ^	15,145,422	16,855,155
2.125% due 02/15/40 ^	18,986,835	26,566,632
2.125% due 02/15/41 ^	3,663,114	5,104,166
2.375% due 01/15/25 ^	16,420,800	18,214,926
2.375% due 01/15/27 ^	5,922,002	6,868,795
2.500% due 01/15/29 ^	6,605,242	8,112,841
3.625% due 04/15/28 ^	22,255,114	28,670,136
3.875% due 04/15/29 ^	8,414,708	11,355,083

		392,747,519

U.S. Treasury Notes - 0.2%

1.750% due 12/31/24	550,000	585,852

Total U.S. Treasury Obligations (Cost $376,715,209)		393,333,371

FOREIGN GOVERNMENT BONDS & NOTES - 7.7%

Argentina Bocon (Argentina) 42.781% (ARS Deposit + 0.000%) due 10/04/22 § Ω	ARS 140,340	1,767
Argentina POM Politica Monetaria (Argentina) 38.038% (ARS Reference + 0.000%) due 06/21/20 § Ω	32,615,000	239,476
Australia Government (Australia)
1.250% due 02/21/22 ^ ~	AUD 3,013,724	2,175,570
3.000% due 09/20/25 ^ ~	3,090,000	2,730,971
Bonos del Tesoro Nacional en Pesos Badlar (Argentina) 36.575% (ARS Deposit + 2.000%) due 04/03/22 § Ω	ARS 6,249,000	41,873
Brazil Letras do Tesouro Nacional (Brazil) 3.273% due 07/01/20	BRL 4,358,000	831,926
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,336,220	2,087,840
Japanese Government CPI Linked (Japan)
0.100% due 03/10/28 ^	JPY 353,732,440	3,294,704
0.100% due 03/10/29 ^	282,843,360	2,633,120
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 25,425,000	1,099,987
New Zealand Government Inflation Linked (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 12,971,740	8,571,384
Peruvian Government (Peru) 5.940% due 02/12/29 ~	PEN 1,900,000	598,684
Qatar Government (Qatar) 3.875% due 04/23/23 ~	$700,000	721,885
Saudi Government (Saudi Arabia) 4.000% due 04/17/25 ~	1,230,000	1,281,403
United Kingdom Gilt Inflation Linked (United Kingdom)
0.125% due 08/10/48 ^ ~	GBP 1,057,670	2,304,680
0.125% due 11/22/65 ^ ~	83,699	240,960
1.250% due 11/22/27 ^ ~	1,632,428	2,704,499

Total Foreign Government Bonds & Notes (Cost $36,461,901)		31,560,729

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.9%

Foreign Government Issues - 0.0%

Argentina Treasury Bill (Argentina) 0.000% due 05/13/20 Ω	ARS 966,000	$7,328
Letras del Tesoro en Pesos Badlar (Argentina)
32.400% (ARS Deposit + 2.000%) due 08/28/20 § Ω	2,066,000	20,597
35.641% (ARS Deposit + 3.000%) due 06/22/20 § Ω	3,470,000	35,913
36.751% (ARS Deposit + 2.000%) due 04/03/20 § Ω	4,170,000	46,796

		110,634

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $3,573,370; collateralized by U.S. Treasury Notes: 1.75% due 07/31/24 and value $3,645,881)	$3,573,370	3,573,370

Total Short-Term Investments (Cost $3,756,919)		3,684,004

TOTAL INVESTMENTS - 148.6% (Cost $596,660,210)		605,302,860

DERIVATIVES - (0.4%)		(1,716,245)

OTHER ASSETS & LIABILITIES, NET - (48.2%)		(196,270,119)

NET ASSETS - 100.0%		$407,316,496

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $393,750 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)

The average amount of borrowings by the Fund on reverse repurchase agreements during the three-month period ended March 31, 2020 was $1,022,109 at a weighted average interest rate of 1.512%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the three-month period ended March 31, 2020 was $138,213,598 at a weighted average interest rate of 1.738%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(c)	Open futures contracts outstanding as of March 31, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bobl	05/20	90	$12,642,569	$12,645,000	$2,431
Euro-Bund	05/20	130	20,658,603	20,670,000	11,397
Euro-Bund	06/20	100	19,193,134	19,026,118	(167,016)
Euro-Schatz	05/20	641	73,052,480	73,061,400	8,920
U.S. Treasury 2-Year Notes	06/20	20	4,339,400	4,407,656	68,256
U.S. Treasury 5-Year Notes	06/20	108	13,001,453	13,538,813	537,360
U.S. Treasury Ultra Long Bonds	06/20	99	20,175,608	21,965,625	1,790,017

					2,251,365

Short Futures Outstanding
Australia Treasury 3-Year Bond	06/20	36	2,574,659	2,588,127	(13,468)
Australia Treasury 10-Year Bond	06/20	15	921,742	915,822	5,920
Euro-Bobl	06/20	113	16,941,132	16,850,902	90,230
Euro-BTP	06/20	4	651,390	623,844	27,546
Euro-Buxl	06/20	7	1,681,318	1,620,490	60,828
Euro-OAT	06/20	1	187,856	184,416	3,440
Euro-Schatz	06/20	641	79,292,914	79,313,677	(20,763)
Japan 10-Year Bonds	06/20	4	5,783,572	5,675,703	107,869
Long Gilt	06/20	73	12,101,187	12,348,799	(247,612)
U.S. Treasury 10-Year Notes	06/20	243	32,739,101	33,701,063	(961,962)
U.S. Treasury 30-Year Bonds	06/20	141	23,369,374	25,247,813	(1,878,439)
U.S. Treasury Ultra 10-Year Notes	06/20	80	11,821,124	12,482,500	(661,376)

					(3,487,787)

Total Futures Contracts					($1,236,422)

(d)	Forward foreign currency contracts outstanding as of March 31, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	7,879,000	USD	4,799,887	04/20	GSC	$46,486	$-
BRL	439,106	USD	85,596	04/20	DUB	-	(1,089)
BRL	3,846,642	USD	876,807	04/20	GSC	-	(136,513)
BRL	439,106	USD	84,465	04/20	GSC	42	-
COP	2,882,095	USD	844	04/20	CIT	-	(135)
DKK	74,748,316	USD	10,856,691	04/20	BOA	185,887	-
EUR	3,240,000	USD	3,618,779	04/20	BNP	-	(45,385)
EUR	256,000	USD	275,231	04/20	BNP	7,111	-
EUR	196,000	USD	219,173	04/20	BRC	-	(3,005)
EUR	276,000	USD	315,551	04/20	CIT	-	(11,151)
EUR	429,000	USD	479,284	04/20	JPM	-	(6,140)
GBP	511,000	USD	607,110	04/20	BNP	27,603	-
GBP	8,717,000	USD	10,657,875	04/20	BRC	169,513	-
GBP	364,000	USD	432,205	04/20	HSB	19,919	-
IDR	32,044,320,040	USD	2,307,837	06/20	MSC	-	(367,345)
JPY	678,800,000	USD	6,288,096	04/20	TDB	24,854	-
MXN	26,416,000	USD	1,346,621	05/20	RBS	-	(238,343)
NZD	14,623,000	USD	8,660,984	04/20	UBS	64,561	-
RUB	149,642,898	USD	2,346,841	04/20	GSC	-	(439,982)
USD	5,182,869	AUD	7,879,000	04/20	MSC	336,497	-
USD	4,800,675	AUD	7,879,000	05/20	GSC	-	(46,564)
USD	84,465	BRL	439,106	04/20	DUB	-	(42)
USD	956,000	BRL	4,285,748	04/20	GSC	131,199	-
USD	85,487	BRL	439,106	05/20	DUB	1,161	-
USD	1,043,058	BRL	4,358,000	07/20	CIT	208,959	-
USD	2,255,154	CAD	3,005,000	04/20	CIT	119,838	-
USD	834	COP	2,882,095	04/20	CIT	125	-
USD	145,837	DKK	975,000	04/20	BNP	1,800	-
USD	11,050,839	DKK	73,958,978	04/20	GSC	124,870	-
USD	10,901,182	DKK	74,748,316	07/20	BOA	-	(177,565)
USD	7,704,084	EUR	7,029,628	04/20	CIT	-	(48,889)
USD	309,751	GBP	253,000	04/20	BNP	-	(4,500)
USD	11,712,901	GBP	9,084,000	04/20	BOA	429,663	-
USD	317,826	GBP	273,000	04/20	CIT	-	(21,267)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	276,920	GBP	235,000	04/20	HSB	$-	($14,974)
USD	10,664,892	GBP	8,717,000	05/20	BRC	-	(170,080)
USD	2,178,000	IDR	31,312,430,820	06/20	CIT	281,828	-
USD	93,159	JPY	10,100,000	04/20	BNP	-	(773)
USD	6,083,726	JPY	668,700,000	04/20	BRC	-	(135,293)
USD	6,301,522	JPY	678,800,000	05/20	TDB	-	(21,702)
USD	1,814,337	MXN	41,356,000	04/20	HSB	73,750	-
USD	620,363	MXN	12,213,077	05/20	CIT	107,966	-
USD	8,762,450	NZD	13,863,000	04/20	BNP	490,398	-
USD	480,488	NZD	760,000	04/20	CIT	26,996	-
USD	8,658,995	NZD	14,623,000	05/20	UBS	-	(64,356)
USD	595,667	PEN	2,030,928	05/20	CIT	5,053	-
USD	2,000	RUB	132,560	04/20	BOA	312	-
USD	2,182,815	RUB	146,000,000	04/20	GSC	322,377	-
USD	9,099	SGD	13,000	06/20	GSC	-	(58)

Total Forward Foreign Currency Contracts						$3,208,768	($1,955,151)

(e)	Purchased options outstanding as of March 31, 2020 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 2-Year Interest Rate Swap	Pay	3-Month USD LIBOR	1.066%	10/02/20	JPM	$64,700,000	$258,256	$952,714

Options on Futures
Description		Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - U.S. Treasury 5-Year Notes (06/20)		$113.00	05/22/20	CME	67	$7,571,000	$577	$2,617

Total Purchased Options							$258,833	$955,331

(f)	Premiums received and value of written options outstanding as of March 31, 2020 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection
Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CDX IG33 5Y	0.475%	04/15/20	BNP	$1,000,000	$470	($4)
Call - CDX IG33 5Y	0.475%	04/15/20	GSC	1,000,000	480	(4)

					950	(8)

Credit Default Swaptions on Credit Indices – Sell Protection
Put - CDX IG33 5Y	0.700%	04/15/20	BNP	1,000,000	1,060	(18,148)
Put - CDX IG33 5Y	0.700%	04/15/20	GSC	1,000,000	850	(18,148)
Put - CDX HY33 5Y	102.000%	05/20/20	BOA	1,500,000	5,940	(147,923)
Put - CDX IG33 5Y	0.800%	06/17/20	BNP	900,000	949	(15,710)
Put - CDX IG33 5Y	0.800%	06/17/20	GSC	1,200,000	1,464	(20,946)
Put - CDX IG33 5Y	0.850%	06/17/20	DUB	900,000	1,035	(14,478)
Put - CDX IG33 5Y	0.850%	06/17/20	MSC	1,100,000	1,419	(17,695)
Put - CDX HY33 5Y	102.000%	06/17/20	GSC	500,000	3,218	(51,504)
Put - CDX IG33 5Y	2.500%	03/17/21	GSC	1,400,000	980	(11,734)
Put - iTraxx Main 32 5Y	2.500%	03/17/21	GSC	EUR 1,100,000	845	(18,440)

					17,760	(334,726)

Total Credit Default Swaptions on Credit Indices					$18,710	($334,734)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1.000+ 4.000%)^10]	04/22/24	JPM	$13,800,000	$100,395	($1)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/Initial Index - (1+4.000%)^[10] ]	05/16/24	JPM	1,300,000	9,035	(7)
Cap - Eurostat Eurozone HICP	117.20	Maximum of [0, (Final Index/Initial Index) - (1+3.000%)^20)]	06/22/35	GSC	EUR 2,200,000	100,087	(789)

						209,517	(797)

Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1+0.000%)^[10] - Final Index/Initial Index]	04/07/20	CIT	$87,000,000	775,840	(1)
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1+0.000%)^[10] - Final Index/Initial Index]	09/29/20	CIT	8,500,000	109,650	-
Floor - U.S. CPI Urban Consumers	238.64	Maximum of [0, 0.000% - ((Final Index/Initial Index)-1)]	10/02/20	JPM	3,800,000	70,137	(595)

						955,627	(596)

Total Inflation Floor/Cap Options						$1,165,144	($1,393)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.000%	08/24/20	MSC	EUR 1,600,000	$52,502	($79,516)
Call - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.000%	08/25/20	JPM	700,000	21,350	(34,972)
Call - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.000%	08/27/20	GSC	1,200,000	36,940	(60,555)
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.302%	10/02/20	JPM	$13,600,000	258,400	(842,267)

							$369,192	($1,017,310)

Total Written Options							$1,553,046	($1,353,437)

(g)	Swap agreements outstanding as of March 31, 2020 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 03/31/20 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Daimler AG	Q	1.000%	12/20/20	ICE	0.688%	EUR 240,000	$691	$1,252	($561)
General Electric Co	Q	1.000%	12/20/20	ICE	1.362%	$100,000	(228)	(625)	397
Ally Financial Inc	Q	5.000%	06/20/22	ICE	1.913%	200,000	13,749	11,328	2,421
General Electric Co	Q	1.000%	12/20/23	ICE	1.948%	300,000	(9,950)	(12,473)	2,523

							$4,262	($518)	$4,780

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY33 5Y	Q	5.000%	12/20/24	ICE	$8,477,000	$502,702	($468,506)	$971,208
CDX HY34 5Y	Q	5.000%	06/20/25	ICE	2,600,000	157,642	103,277	54,365

						$660,344	($365,229)	$1,025,573

Credit Default Swaps on Credit Indices – Sell Protection (1)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX Main 32 5Y	Q	1.000%	12/20/24	ICE	EUR 4,000,000	$10,597	$47,804	($37,207)

Total Credit Default Swaps						$675,203	($317,943)	$993,146

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.235%	U.S. CPI Urban Consumers	Z/Z	LCH	02/27/21	$1,900,000	$39,408	$-	$39,408
1.200%	U.S. CPI Urban Consumers	Z/Z	LCH	02/28/21	4,400,000	89,444	(29)	89,473
1.500%	3-Month USD-LIBOR	S/Q	CME	03/12/21	117,270,000	1,148,172	157,651	990,521
3.850%	GBP Retail Price	Z/Z	LCH	09/15/24	GBP 2,700,000	168,320	125	168,195
1.250%	3-Month USD-LIBOR	S/Q	CME	06/17/25	$24,700,000	942,498	504,854	437,644
3.603%	GBP Retail Price	Z/Z	LCH	11/15/28	GBP 120,000	8,212	-	8,212
3.633%	GBP Retail Price	Z/Z	LCH	12/15/28	700,000	51,459	-	51,459
1.954%	U.S. CPI Urban Consumers	Z/Z	LCH	06/03/29	$2,350,000	216,050	-	216,050
1.998%	U.S. CPI Urban Consumers	Z/Z	LCH	07/25/29	7,700,000	758,490	-	758,490
1.760%	U.S. CPI Urban Consumers	Z/Z	LCH	11/04/29	3,100,000	215,624	(3,109)	218,733
1.883%	U.S. CPI Urban Consumers	Z/Z	LCH	11/20/29	700,000	58,093	642	57,451
3.438%	GBP Retail Price	Z/Z	LCH	01/15/30	GBP 1,600,000	32,057	-	32,057
3.480%	GBP Retail Price	Z/Z	LCH	01/15/30	1,100,000	29,621	14849	14,772
0.750%	6-Month GBP-LIBOR	S/S	LCH	03/18/30	5,200,000	106,186	(30,310)	136,496
3.190%	GBP Retail Price	Z/Z	LCH	04/15/30	3,800,000	86,836	(214,684)	301,520
3.400%	GBP Retail Price	Z/Z	LCH	06/15/30	2,500,000	191,901	57,700	134,201
3.325%	GBP Retail Price	Z/Z	LCH	08/15/30	830,000	41,825	7,797	34,028
3.300%	GBP Retail Price	Z/Z	LCH	12/15/30	1,160,000	37,937	(55,072)	93,009
3.530%	GBP Retail Price	Z/Z	LCH	10/15/31	270,000	21,502	7144	14,358
3.470%	GBP Retail Price	Z/Z	LCH	09/15/32	4,260,000	333,584	(2,160)	335,744
1.280%	France CPI Excluding Tobacco	Z/Z	LCH	11/15/34	EUR 500,000	40,375	-	40,375
1.243%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/39	510,000	41,653	-	41,653
1.410%	France CPI Excluding Tobacco	Z/Z	LCH	11/15/39	200,000	20,237	-	20,237
1.946%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/48	100,000	42,862	823	42,039
1.945%	Eurostat Eurozone HICP	Z/Z	LCH	11/15/48	270,000	117,364	-	117,364
1.950%	Eurostat Eurozone HICP	Z/Z	LCH	11/15/48	580,000	253,772	1978	251,794
1.387%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/49	250,000	34,068	-	34,068
1.450%	Eurostat Eurozone HICP	Z/Z	LCH	02/15/50	200,000	32,497	644	31,853

						$5,160,047	$448,843	$4,711,204

Interest Rate Swaps - Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.160%	France CPI Excluding Tobacco	Z/Z	LCH	08/15/20	EUR 130,000	$(1,929)	$92	($2,021)
2.021%	U.S. CPI Urban Consumers	Z/Z	LCH	11/25/20	$1,700,000	(31,099)	-	(31,099)
1.875%	U.S. CPI Urban Consumers	Z/Z	LCH	03/14/21	2,400,000	(59,402)	-	(59,402)
1.927%	U.S. CPI Urban Consumers	Z/Z	LCH	03/18/21	8,000,000	(207,738)	-	(207,738)
1.345%	France CPI Excluding Tobacco	Z/Z	LCH	06/15/21	EUR 1,300,000	(41,908)	-	(41,908)
1.250%	3-Month USD-LIBOR	S/Q	CME	06/17/21	$117,400,000	(1,022,824)	(580,743)	(442,081)
1.432%	U.S. CPI Urban Consumers	Z/Z	LCH	07/25/21	400,000	(9,713)	-	(9,713)
1.550%	U.S. CPI Urban Consumers	Z/Z	LCH	07/26/21	2,400,000	(20,884)	81,231	(102,115)
1.432%	U.S. CPI Urban Consumers	Z/Z	LCH	08/06/21	1,600,000	(38,944)	-	(38,944)
1.445%	U.S. CPI Urban Consumers	Z/Z	LCH	09/09/21	10,790,000	(268,035)	-	(268,035)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.603%	U.S. CPI Urban Consumers	Z/Z	LCH	09/12/21	$1,850,000	($26,812)	$55,721	($82,533)
1.592%	U.S. CPI Urban Consumers	Z/Z	LCH	09/20/21	5,700,000	(162,445)	(532)	(161,913)
1.488%	U.S. CPI Urban Consumers	Z/Z	LCH	10/01/21	700,000	(18,939)	-	(18,939)
2.069%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/22	1,200,000	(57,434)	-	(57,434)
2.210%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/23	6,810,000	(437,189)	-	(437,189)
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	04/27/23	5,320,000	(385,812)	(801)	(385,011)
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/23	1,150,000	(83,312)	-	(83,312)
2.281%	U.S. CPI Urban Consumers	Z/Z	LCH	05/10/23	1,760,000	(132,379)	-	(132,379)
1.404%	3-Month USD-LIBOR	S/Q	CME	03/12/25	24,650,000	(1,125,326)	(170,136)	(955,190)
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	JPY 377,560,000	(89,112)	(5,262)	(83,850)
3.250%	3-Month NZD Bank Bills	S/Q	CME	03/21/28	NZD 4,500,000	(520,459)	11,440	(531,899)
3.598%	GBP Retail Price	Z/Z	LCH	09/15/34	GBP 2,230,000	(265,916)	1,450	(267,366)
2.000%	1-Day USD-Federal Funds	A/A	LCH	12/15/47	$2,610,000	(915,784)	5,939	(921,723)
2.428%	1-Day USD-Federal Funds	A/A	LCH	12/20/47	500,000	(231,440)	1,151	(232,591)
2.478%	1-Day USD-Federal Funds	A/A	LCH	12/20/47	1,203,000	(572,751)	6,316	(579,067)
2.499%	1-Day USD-Federal Funds	A/A	LCH	12/20/47	390,000	(187,855)	928	(188,783)
2.250%	3-Month USD-LIBOR	S/Q	CME	12/11/49	400,000	(149,434)	145	(149,579)
2.250%	3-Month USD-LIBOR	S/Q	CME	03/12/50	600,000	(222,406)	(1,674)	(220,732)
1.000%	6-Month GBP-LIBOR	S/S	LCH	06/17/50	GBP 1,800,000	(257,339)	(71,526)	(185,813)

						($7,544,620)	($666,261)	($6,878,359)

Total Interest Rate Swaps						($2,384,573)	($217,418)	($2,167,155)

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Inflation Protected Securities
0.125% due 04/15/22	1.940%	Z	BNP	05/21/20	$20,000,000	($161,325)	$-	($161,325)

Total Swap Agreements						($1,870,695)	($535,361)	($1,335,334)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
	Corporate Bonds & Notes	$45,839,269	$-	$45,839,269	$-
	Mortgage-Backed Securities	100,582,010	-	100,582,010	-
	Asset-Backed Securities	30,303,477	-	30,303,477	-
	U.S. Treasury Obligations	393,333,371	-	393,333,371	-
	Foreign Government Bonds & Notes	31,560,729	-	31,560,729	-
	Short-Term Investments	3,684,004	-	3,684,004	-
	Derivatives:
	Credit Contracts
	Swaps	1,030,914	-	1,030,914	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,208,768	-	3,208,768	-
	Interest Rate Contracts
	Futures	2,714,214	2,714,214	-	-
	Purchased Options	955,331	-	955,331	-
	Swaps	4,711,204	-	4,711,204	-

	Total Interest Rate Contracts	8,380,749	2,714,214	5,666,535	-

	Total Asset - Derivatives	12,620,431	2,714,214	9,906,217	-

	Total Assets	617,923,291	2,714,214	615,209,077	-

Liabilities
	Sale-buyback Financial Transactions	(158,608,520)	-	(158,608,520)	-
	Derivatives:
	Credit Contracts
	Written Options	(334,734)	-	(334,734)	-
	Swaps	(37,768)	-	(37,768)	-

	Total Credit Contracts	(372,502)	-	(372,502)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,955,151)	-	(1,955,151)	-
	Interest Rate Contracts
	Futures	(3,950,636)	(3,950,636)	-	-
	Written Options	(1,018,703)	-	(1,018,703)	-
	Swaps	(7,039,684)	-	(7,039,684)	-

	Total Interest Rate Contracts	(12,009,023)	(3,950,636)	(8,058,387)	-

	Total Liabilities - Derivatives	(14,336,676)	(3,950,636)	(10,386,040)	-

	Total Liabilities	(172,945,196)	(3,950,636)	(168,994,560)	-

	Total	$444,978,095	($1,236,422)	$446,214,517	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 3.4%

AccessLex Institute 1.765% (USD LIBOR + 0.570%) due 09/22/37 §	$261,975	$234,105
EdLinc Student Loan Funding Trust 3.600% (US PRIME - 1.150%) due 12/01/47 § ~	318,907	317,129
JP Morgan Student Loan Trust 2.145% (USD LIBOR + 0.350%) due 06/28/39 § ~	205,051	183,296
SLC Student Loan Trust 0.971% (USD LIBOR + 0.230%) due 12/15/39 §	697,327	623,930
TLF National Tax Lien Trust 3.090% due 12/15/29 ~	748,064	746,983

Total Asset-Backed Securities (Cost $2,159,595)		2,105,443

U.S. TREASURY OBLIGATIONS - 54.4%

U.S. Treasury Bonds - 5.6%

2.250% due 08/15/49	2,850,000	3,468,316

U.S. Treasury Inflation Protected Securities - 43.7%

0.125% due 04/15/20 ^	4,736,235	4,740,996
0.125% due 10/15/24 ^	2,412,840	2,442,714
0.125% due 01/15/30 ^	1,904,845	1,965,391
0.250% due 01/15/25 ^	2,428,515	2,450,861
0.250% due 07/15/29 ^	2,460,472	2,557,866
0.500% due 01/15/28 ^	3,314,869	3,457,135
0.625% due 04/15/23 ^	2,949,170	2,971,912
0.625% due 02/15/43 ^	1,795,056	1,971,213
0.750% due 07/15/28 ^	10,995	11,774
1.000% due 02/15/49 ^	1,163,432	1,448,477
2.125% due 02/15/41 ^	371,023	516,981
2.375% due 01/15/27 ^	2,110,433	2,447,843

		26,983,163

U.S. Treasury Notes - 5.1%

1.500% due 01/15/23	3,000,000	3,103,184

Total U.S. Treasury Obligations (Cost $32,190,164)		33,554,663

SHORT-TERM INVESTMENTS - 36.4%

Commercial Paper - 6.6%

Entergy Corp 1.884% due 04/21/20	2,300,000	2,297,860
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.492% due 05/14/20	500,000	499,180
Suncor Energy Inc (Canada) 1.915% due 04/20/20	1,300,000	1,297,687

		4,094,727

	Principal Amount	Value
Repurchase Agreement - 29.8%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $18,420,680; collateralized by U.S. Treasury Notes: 1.375% - 1.750% due 10/15/22 - 07/31/24 and value $18,793,772)	$18,420,680	$18,420,680

Total Short-Term Investments (Cost $22,515,587)		22,515,407

TOTAL INVESTMENTS - 94.2% (Cost $56,865,346)		58,175,513

DERIVATIVES - 0.4%		224,628

OTHER ASSETS & LIABILITIES, NET - 5.4%		3,375,491

NET ASSETS - 100.0%		$61,775,632

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	06/20	3	$661,087	$661,148	$61
U.S. Treasury 5-Year Notes	06/20	19	2,372,543	2,381,828	9,285
U.S. Treasury 30-Year Bonds	06/20	49	8,599,037	8,774,063	175,026

					184,372

Short Futures Outstanding
U.S. Treasury Ultra 10-Year Notes	06/20	47	7,205,620	7,333,469	(127,849)
U.S. Treasury Ultra Long Bonds	06/20	30	6,358,524	6,656,250	(297,726)

					(425,575)

Total Futures Contracts					($241,203)

(b)	Swap agreements outstanding as of March 31, 2020 were as follows:

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bloomberg Barclays U.S. Treasury Inflation Linked Bond Index	1.995%	Z	GSC	04/30/20	$33,573,165	$465,831	$-	$465,831

Total Swap Agreements						$465,831	$-	$465,831

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
	Asset-Backed Securities	$2,105,443	$-	$2,105,443	$-
	U.S. Treasury Obligations	33,554,663	-	33,554,663	-
	Short-Term Investments	22,515,407	-	22,515,407	-
	Derivatives:
	Interest Rate Contracts
	Futures	184,372	184,372	-	-
	Swaps	465,831	-	465,831	-

	Total Interest Rate Contracts	650,203	184,372	465,831	-

	Total Asset - Derivatives	650,203	184,372	465,831	-

	Total Assets	58,825,716	184,372	58,641,344	-

Liabilities
	Derivatives:
	Interest Rate Contracts
	Futures	(425,575)	(425,575)	-	-

	Total Liabilities	(425,575)	(425,575)	-	-

	Total	$58,400,141	($241,203)	$58,641,344	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 53.6%

Basic Materials - 0.4%

Huntsman International LLC 5.125% due 11/15/22	$8,500,000	$8,728,164
Newcrest Finance Property Ltd (Australia) 4.450% due 11/15/21 ~	400,000	410,415
Syngenta Finance NV (Switzerland) 4.441% due 04/24/23 ~	4,400,000	4,149,886

		13,288,465

Communications - 3.1%

Amazon.com Inc 5.200% due 12/03/25	200,000	239,844
AT&T Inc
1.964% (USD LIBOR + 1.180%) due 06/12/24 §	6,100,000	5,668,760
2.330% (USD LIBOR + 0.750%) due 06/01/21 §	7,300,000	7,089,481
2.781% (USD LIBOR + 0.950%) due 07/15/21 §	5,500,000	5,406,041
3.000% due 06/30/22	3,895,000	3,932,692
4.350% due 03/01/29	4,500,000	4,849,061
CenturyLink Inc 4.000% due 02/15/27 ~	2,600,000	2,502,500
Charter Communications Operating LLC
3.579% due 07/23/20	5,000,000	4,984,763
4.464% due 07/23/22	8,350,000	8,635,304
Crown Castle Towers LLC 3.222% due 05/15/42 ~	300,000	300,182
Deutsche Telekom International Finance BV (Germany) 2.820% due 01/19/22 ~	3,400,000	3,378,613
Discovery Communications LLC 3.300% due 05/15/22	900,000	906,038
eBay Inc
2.750% due 01/30/23	4,189,000	4,113,609
3.800% due 03/09/22	7,061,000	7,167,216
Entercom Media Corp 7.250% due 11/01/24 ~ ‡	5,300,000	4,471,848
SES SA (Luxembourg) 3.600% due 04/04/23 ~	800,000	785,122
Sprint Communications Inc 7.000% due 08/15/20	3,500,000	3,534,125
Sprint Corp
7.250% due 09/15/21	600,000	621,696
7.875% due 09/15/23	1,200,000	1,330,362
Telstra Corp Ltd (Australia) 4.800% due 10/12/21 ~	1,800,000	1,856,677
Verizon Communications Inc 3.376% due 02/15/25	10,679,000	11,475,729
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	6,400,000	6,676,648

		89,926,311

Consumer, Cyclical - 8.0%

Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,828,696	2,045,984
Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	6,200,000	6,135,651
American Airlines Pass-Through Trust ‘A’
3.250% due 04/15/30	2,615,484	2,378,970
4.000% due 01/15/27	2,755,059	2,770,559
American Airlines Pass-Through Trust ‘AA’ 3.000% due 04/15/30	2,964,325	2,806,749

	Principal Amount	Value
BMW Finance NV (Germany) 2.250% due 08/12/22 ~	$4,800,000	$4,598,900
BMW US Capital LLC (Germany) 3.450% due 04/12/23 ~	5,500,000	5,470,410
Daimler Finance North America LLC (Germany)
2.000% due 07/06/21 ~	1,400,000	1,350,448
2.143% (USD LIBOR + 0.430%) due 02/12/21 § ~	3,900,000	3,760,546
2.550% due 08/15/22 ~	10,500,000	10,080,552
2.850% due 01/06/22 ~	2,300,000	2,240,222
2.875% due 03/10/21 ~	1,300,000	1,287,108
3.350% due 05/04/21 ~	6,300,000	6,241,071
3.400% due 02/22/22 ~	4,400,000	4,279,515
3.700% due 05/04/23 ~	6,200,000	6,051,141
Delta Air Lines Inc
2.600% due 12/04/20	3,200,000	3,055,533
3.625% due 03/15/22	2,715,000	2,543,077
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	2,948,844	3,118,161
DR Horton Inc
2.550% due 12/01/20	2,200,000	2,169,735
5.750% due 08/15/23	4,500,000	4,651,949
FCE Bank PLC (United Kingdom) 0.086% (EUR LIBOR + 0.500%) due 08/26/20 § ~	EUR 2,000,000	2,154,322
Ford Motor Credit Co LLC
0.017% (EUR LIBOR + 0.430%) due 05/14/21 §	2,400,000	2,489,332
2.134% (USD LIBOR + 0.930%) due 09/24/20 §	$4,600,000	4,370,355
2.710% (USD LIBOR + 0.810%) due 04/05/21 §	7,600,000	7,030,754
2.927% (USD LIBOR + 1.235%) due 02/15/23 §	5,000,000	3,948,201
3.021% due 03/06/24	EUR 4,900,000	4,427,040
3.157% due 08/04/20	$6,000,000	5,880,900
3.336% due 03/18/21	6,200,000	5,952,000
5.584% due 03/18/24	9,200,000	8,579,000
General Motors Financial Co Inc
2.450% due 11/06/20	7,800,000	7,569,728
2.778% (USD LIBOR + 0.930%) due 04/13/20 §	9,600,000	9,561,392
2.837% (USD LIBOR + 1.100%) due 11/06/21 §	1,600,000	1,467,194
3.200% due 07/13/20	4,600,000	4,586,845
3.388% (USD LIBOR + 1.550%) due 01/14/22 §	1,100,000	913,245
3.550% due 07/08/22	8,800,000	8,140,401
Hasbro Inc 2.600% due 11/19/22	6,700,000	6,618,727
Latam Airlines Pass-Through Trust ‘A’ (Chile) 4.200% due 08/15/29	535,619	486,633
Marriott International Inc 2.125% due 10/03/22	6,300,000	5,676,000
Newell Brands Inc 4.100% due 04/01/23	1,121,000	1,130,249
Nissan Motor Acceptance Corp
2.550% due 03/08/21 ~	3,600,000	3,466,722
2.600% due 09/28/22 ~	600,000	572,322
2.650% due 07/13/22 ~	3,000,000	2,900,872
3.150% due 03/15/21 ~	1,300,000	1,281,382
3.875% due 09/21/23 ~	3,400,000	3,395,926
Panasonic Corp (Japan) 2.536% due 07/19/22 ~	3,500,000	3,450,453
QVC Inc 4.375% due 03/15/23	3,600,000	3,408,949
Toyota Industries Corp (Japan) 3.110% due 03/12/22 ~	7,400,000	7,487,425
Toyota Tsusho Corp (Japan) 3.625% due 09/13/23 ~	900,000	882,832

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Volkswagen Group of America Finance LLC (Germany)
2.653% (USD LIBOR + 0.940%) due 11/12/21 § ~	$5,900,000	$5,775,276
4.000% due 11/12/21 ~	10,000,000	9,898,220
4.250% due 11/13/23 ~	5,400,000	5,345,089
4.750% due 11/13/28 ~	5,900,000	6,046,764
Volkswagen International Finance NV (Germany) 1.139% (EUR LIBOR + 1.550%) due 11/16/24 § ~	EUR 2,300,000	2,401,013
Volkswagen Leasing GmbH (Germany) 1.000% due 02/16/23 ~	1,300,000	1,392,828
Wynn Las Vegas LLC 5.500% due 03/01/25 ~	$8,400,000	7,874,748
ZF North America Capital Inc (Germany) 4.000% due 04/29/20 ~	700,000	696,511

		234,295,931

Consumer, Non-Cyclical - 6.3%

AbbVie Inc
2.600% due 11/21/24 ~	8,100,000	8,245,638
3.200% due 11/06/22	4,400,000	4,500,544
3.375% due 11/14/21	4,600,000	4,692,606
Adani Ports & Special Economic Zone Ltd (India) 3.375% due 07/24/24 ~	8,700,000	7,485,045
Allergan Funding SCS 3.450% due 03/15/22	3,000,000	3,116,814
Allergan Sales LLC 5.000% due 12/15/21 ~	3,800,000	3,939,251
Anthem Inc
2.375% due 01/15/25	3,400,000	3,361,711
3.700% due 08/15/21	900,000	911,475
Bacardi Ltd (Bermuda)
4.450% due 05/15/25 ~	6,700,000	7,055,080
4.500% due 01/15/21 ~	3,400,000	3,431,386
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	6,700,000	6,606,993
BAT International Finance PLC (United Kingdom) 3.500% due 06/15/22 ~	1,700,000	1,694,377
Bayer US Finance II LLC (Germany)
1.751% (USD LIBOR + 1.010%) due 12/15/23 § ~	700,000	648,430
3.875% due 12/15/23 ~	6,200,000	6,355,748
Cigna Corp 1.493% (USD LIBOR + 0.650%) due 09/17/21 §	800,000	768,798
Conagra Brands Inc
3.800% due 10/22/21	440,000	443,795
4.300% due 05/01/24	4,400,000	4,576,819
Constellation Brands Inc
2.650% due 11/07/22	5,000,000	4,784,724
4.250% due 05/01/23	5,500,000	5,556,897
CVS Health Corp 3.700% due 03/09/23	7,600,000	7,921,152
CVS Pass-Through Trust 6.943% due 01/10/30	189,406	236,113
Danone SA (France)
2.077% due 11/02/21 ~	7,200,000	7,212,877
2.589% due 11/02/23 ~	2,300,000	2,283,735
EMD Finance LLC (Germany) 2.950% due 03/19/22 ~	3,960,000	4,019,528
ERAC USA Finance LLC 2.700% due 11/01/23 ~	5,300,000	5,032,401
Fresenius Medical Care US Finance Inc (Germany) 5.750% due 02/15/21 ~	2,300,000	2,359,357

	Principal Amount	Value
General Mills Inc
2.846% (USD LIBOR + 1.010%) due 10/17/23 §	$1,000,000	$967,284
3.700% due 10/17/23	1,500,000	1,529,445
HCA Inc 4.750% due 05/01/23	100,000	102,574
Imperial Brands Finance PLC (United Kingdom) 3.125% due 07/26/24 ~	9,000,000	8,816,358
JT International Financial Services BV (Japan) 3.500% due 09/28/23 ~	4,100,000	4,282,933
Keurig Dr Pepper Inc
3.551% due 05/25/21	3,800,000	3,847,302
4.057% due 05/25/23	6,300,000	6,569,521
Mondelez International Holdings Netherlands BV 2.000% due 10/28/21 ~	3,164,000	3,152,745
Mylan Inc 4.200% due 11/29/23	1,500,000	1,432,143
Mylan NV 2.250% due 11/22/24 ~	EUR 6,100,000	6,739,594
PayPal Holdings Inc 2.400% due 10/01/24	$8,600,000	8,658,379
Pernod Ricard SA (France) 5.750% due 04/07/21 ~	6,888,000	7,089,492
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.375% due 06/24/22 ~	4,400,000	4,322,325
RELX Capital Inc (United Kingdom) 3.500% due 03/16/23	1,400,000	1,459,368
Reynolds American Inc (United Kingdom) 4.000% due 06/12/22	1,100,000	1,114,928
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	1,900,000	1,942,104
Takeda Pharmaceutical Co Ltd (Japan) 4.400% due 11/26/23	5,900,000	6,220,940
Teva Pharmaceutical Finance Netherlands II BV (Israel) 3.250% due 04/15/22	EUR 6,100,000	6,462,885
Tyson Foods Inc 2.146% (USD LIBOR + 0.450%) due 08/21/20 §	$1,100,000	1,094,283
Zimmer Biomet Holdings Inc 3.150% due 04/01/22	4,100,000	4,102,703

		187,148,600

Energy - 2.0%

ANR Pipeline Co 9.625% due 11/01/21	2,300,000	2,429,911
Baker Hughes a GE Co LLC 2.773% due 12/15/22	3,600,000	3,431,008
BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	2,200,000	2,210,179
BP Capital Markets America Inc 2.520% due 09/19/22	2,000,000	1,987,307
El Paso Natural Gas Co LLC 8.625% due 01/15/22	4,500,000	4,669,655
Enbridge Inc (Canada)
1.441% (USD LIBOR + 0.700%) due 06/15/20 §	5,300,000	5,243,134
2.900% due 07/15/22	1,000,000	919,496
Energy Transfer Operating LP 4.250% due 03/15/23	2,700,000	2,423,049
Florida Gas Transmission Co LLC 5.450% due 07/15/20 ~	1,000,000	1,005,154
MPLX LP
1.899% (USD LIBOR + 0.900%) due 09/09/21 §	2,700,000	2,552,002
3.500% due 12/01/22 ~	1,400,000	1,341,847

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Occidental Petroleum Corp 2.900% due 08/15/24	$7,000,000	$3,822,042
Odebrecht Drilling Norbe VIII (Brazil)
6.350% due 12/01/21 Y ~	462,029	392,124
7.350% due 12/01/26 Y ~	1,996,779	656,047
Odebrecht Oil & Gas Finance Ltd (Brazil) 0.000% due 04/30/20 Y ~	1,012,000	11,132
Petroleos Mexicanos (Mexico) 6.840% due 01/23/30 ~	2,200,000	1,603,294
Phillips 66 2.247% (USD LIBOR + 0.600%) due 02/26/21 §	1,200,000	1,122,636
Plains All American Pipeline LP 3.650% due 06/01/22	4,400,000	4,023,797
Rio Oil Finance Trust (Brazil)
9.250% due 07/06/24 ~	1,393,597	1,374,441
9.750% due 01/06/27 ~	4,733,658	4,520,691
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	9,730,000	9,575,536
Woodside Finance Ltd (Australia) 4.600% due 05/10/21 ~	2,200,000	2,185,593

		57,500,075

Financial - 24.6%

AerCap Ireland Capital DAC (Ireland)
4.500% due 05/15/21	11,450,000	10,506,299
4.625% due 07/01/22	2,200,000	1,783,689
4.875% due 01/16/24	10,100,000	8,670,680
5.000% due 10/01/21	1,300,000	1,167,035
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	7,400,000	7,339,184
AIG Global Funding 3.350% due 06/25/21 ~	6,400,000	6,448,537
Air Lease Corp
3.500% due 01/15/22	3,700,000	3,374,460
4.250% due 02/01/24	2,800,000	2,384,946
Aircastle Ltd 5.500% due 02/15/22	1,710,000	1,557,958
Ally Financial Inc 7.500% due 09/15/20	500,000	508,081
Ambac LSNI LLC (Cayman) 6.450% (USD LIBOR + 5.000%) due 02/12/23 § ~	5,788,379	5,542,251
American Campus Communities Operating Partnership LP REIT 2.850% due 02/01/30	5,000,000	4,700,048
American Express Co
3.375% due 05/17/21	2,900,000	2,934,447
3.400% due 02/27/23	8,300,000	8,609,688
3.700% due 08/03/23	6,200,000	6,525,763
American Tower Corp REIT
2.250% due 01/15/22	999,000	975,887
3.000% due 06/15/23	900,000	902,342
3.375% due 05/15/24	9,500,000	9,561,607
Assurant Inc 2.482% (USD LIBOR + 1.250%) due 03/26/21 §	1,367,000	1,367,006
AvalonBay Communities Inc REIT
2.300% due 03/01/30	9,500,000	8,863,973
3.500% due 11/15/24	500,000	513,421
Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	7,000,000	5,869,518
Banco Bilbao Vizcaya Argentaria SA (Spain)
5.875% due 05/24/22 ~	EUR 600,000	558,297
8.875% due 04/14/21 ~	5,800,000	6,265,906
Banco Espirito Santo SA (Portugal)
2.625% due 05/08/20 * Y ~	1,000,000	198,522
4.750% due 01/15/21 * Y ~	5,600,000	1,111,723

	Principal Amount	Value
Bank of America Corp
2.083% (USD LIBOR + 0.650%) due 10/01/21 §	$8,500,000	$8,310,788
2.801% (USD LIBOR + 1.000%) due 04/24/23 §	4,900,000	4,758,674
4.100% due 07/24/23	2,300,000	2,454,762
Bank of Ireland (Ireland) 7.375% due 06/18/20 ~	EUR 7,000,000	7,465,024
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~	$7,400,000	7,551,127
Barclays Bank PLC (United Kingdom)
7.625% due 11/21/22	400,000	409,396
10.179% due 06/12/21 ~	6,900,000	7,335,451
Barclays PLC (United Kingdom)
3.200% due 08/10/21	13,600,000	13,473,989
3.844% (USD LIBOR + 2.110%) due 08/10/21 §	9,800,000	9,467,437
7.750% due 09/15/23	1,400,000	1,228,773
8.000% due 12/15/20	EUR 7,225,000	7,608,474
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$361,000	363,621
BBVA USA 3.500% due 06/11/21	8,000,000	7,959,878
BNP Paribas SA (France) 3.500% due 03/01/23 ~	500,000	502,216
BOC Aviation Ltd (Singapore)
2.750% due 09/18/22 ~	800,000	823,712
2.813% (USD LIBOR + 1.050%) due 05/02/21 § ~	2,600,000	2,603,458
3.500% due 10/10/24 ~	4,700,000	5,037,195
Boston Properties LP REIT 3.850% due 02/01/23	5,200,000	5,260,818
BPCE SA (France) 4.000% due 09/12/23 ~	4,850,000	4,985,848
Brixmor Operating Partnership LP REIT 3.250% due 09/15/23	3,400,000	3,241,391
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	8,200,000	8,450,589
Capital One Financial Corp 2.220% (USD LIBOR + 0.450%) due 10/30/20 §	10,900,000	10,734,333
CBL & Associates LP REIT 4.600% due 10/15/24	3,760,000	803,681
CIT Group Inc 4.125% due 03/09/21	1,914,000	1,895,740
Citibank NA 2.844% due 05/20/22	10,400,000	10,421,310
Citigroup Inc
2.350% due 08/02/21	4,000,000	3,999,238
2.700% due 10/27/22	200,000	201,575
2.750% due 04/25/22	9,400,000	9,456,069
2.754% (USD LIBOR + 0.960%) due 04/25/22 §	3,700,000	3,623,667
Cooperatieve Rabobank UA (Netherlands)
5.500% due 06/29/20 ~	EUR 3,200,000	3,396,718
6.625% due 06/29/21 ~	6,600,000	6,986,151
CPI Property Group SA (Czech Republic) 4.750% due 03/08/23 ~	$6,000,000	6,249,000
Credit Agricole SA (France) 3.750% due 04/24/23 ~	6,200,000	6,326,445
Credit Suisse AG (Switzerland) 6.500% due 08/08/23 ~	3,200,000	3,271,379
Credit Suisse Group AG (Switzerland)
2.024% (USD LIBOR + 1.240%) due 06/12/24 § ~	6,200,000	5,480,627
7.125% due 07/29/22 ~	500,000	462,745
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.450% due 04/16/21	2,350,000	2,365,586
3.800% due 09/15/22	11,000,000	11,197,913
3.800% due 06/09/23	5,200,000	5,325,448
4.109% (USD LIBOR + 2.290%) due 04/16/21 §	5,500,000	5,503,869

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Crown Castle International Corp REIT
2.250% due 09/01/21	$2,600,000	$2,565,530
3.700% due 06/15/26	2,277,000	2,310,166
4.875% due 04/15/22	2,376,000	2,496,333
Deutsche Bank AG (Germany)
2.700% due 07/13/20	7,800,000	7,647,324
2.818% (USD LIBOR + 0.970%) due 07/13/20 §	5,100,000	5,025,993
2.882% (USD LIBOR + 1.190%) due 11/16/22 §	5,800,000	5,262,997
3.150% due 01/22/21	6,400,000	6,255,900
3.961% due 11/26/25	18,400,000	17,047,598
Dexia Credit Local SA (France) 2.375% due 09/20/22 ~	6,700,000	6,960,238
Digital Realty Trust LP REIT 3.600% due 07/01/29	4,500,000	4,401,113
EPR Properties REIT 4.500% due 04/01/25	2,200,000	1,866,846
Equinix Inc REIT 2.875% due 03/15/24	EUR 4,000,000	4,274,759
Equitable Holdings Inc 3.900% due 04/20/23	$3,000,000	2,993,098
Essex Portfolio LP REIT 3.375% due 04/15/26	5,200,000	5,260,393
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	4,000,000	3,977,954
GE Capital UK Funding Unlimited Co 5.875% due 11/04/20	GBP 1,400,000	1,768,066
GLP Capital LP REIT 4.000% due 01/15/30	$1,800,000	1,525,981
HSBC Holdings PLC (United Kingdom) 6.875% due 06/01/21	500,000	491,318
ING Groep NV (Netherlands) 3.150% due 03/29/22	1,000,000	1,005,279
Intesa Sanpaolo SPA (Italy) 3.250% due 09/23/24 ~	8,000,000	7,474,346
Jackson National Life Global Funding 1.248% (USD LIBOR + 0.480%) due 06/11/21 § ~	4,300,000	4,125,438
JPMorgan Chase & Co 3.797% due 07/23/24	1,500,000	1,572,105
KEB Hana Bank (South Korea) 3.375% due 01/30/22 ~	6,100,000	6,318,197
Life Storage LP REIT 3.875% due 12/15/27	2,600,000	2,343,425
Lloyds Bank PLC (United Kingdom)
3.300% due 05/07/21	5,800,000	5,802,773
5.125% due 03/07/25 ~	GBP 2,000,000	2,982,228
Lloyds Banking Group PLC (United Kingdom) 1.995% (USD LIBOR + 0.800%) due 06/21/21 §	$7,400,000	7,223,741
4.450% due 05/08/25	4,500,000	4,828,507
6.375% due 06/27/20 ~	EUR 300,000	305,702
Manulife Financial Corp (Canada) 4.150% due 03/04/26	$2,000,000	2,054,787
Mid-America Apartments LP REIT 4.200% due 06/15/28	3,000,000	3,123,280
Mitsubishi UFJ Financial Group Inc (Japan)
2.623% due 07/18/22	8,600,000	8,598,341
3.455% due 03/02/23	10,500,000	10,764,259
Mitsubishi UFJ Lease & Finance Co Ltd (Japan) 3.406% due 02/28/22 ~	1,800,000	1,793,843
Mizuho Financial Group Inc (Japan) 2.555% due 09/13/25	8,600,000	8,511,678
Morgan Stanley
2.954% (USD LIBOR + 1.220%) due 05/08/24 §	5,000,000	4,796,855
3.750% due 02/25/23	3,000,000	3,130,350

	Principal Amount	Value
MPT Operating Partnership LP REIT 3.692% due 06/05/28	GBP 1,300,000	$1,531,401
National Retail Properties Inc REIT
2.500% due 04/15/30	$3,000,000	2,682,705
3.500% due 10/15/27	5,600,000	5,546,383
Nationwide Building Society (United Kingdom) 3.622% due 04/26/23 ~	1,600,000	1,592,047
Navient Corp 6.500% due 06/15/22	500,000	488,860
New York Life Global Funding 2.900% due 01/17/24 ~	600,000	631,525
Omega Healthcare Investors Inc REIT
4.375% due 08/01/23	2,200,000	2,190,871
4.750% due 01/15/28	590,000	633,364
Oversea-Chinese Banking Corp Ltd (Singapore) 2.142% (USD LIBOR + 0.450%) due 05/17/21 § ~	5,000,000	4,977,812
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	10,750,000	9,727,077
Public Storage REIT
2.370% due 09/15/22	7,200,000	7,122,063
3.094% due 09/15/27	4,300,000	4,025,736
Realty Income Corp REIT 3.250% due 10/15/22	3,000,000	3,015,211
Regency Centers LP REIT 4.125% due 03/15/28	3,500,000	3,538,714
Royal Bank of Scotland Group PLC (United Kingdom)
4.269% due 03/22/25	4,600,000	4,733,200
7.500% due 08/10/20	3,497,000	3,224,951
8.625% due 08/15/21	8,400,000	8,234,730
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	8,200,000	8,075,481
Service Properties Trust REIT
4.250% due 02/15/21	2,500,000	2,377,828
4.950% due 10/01/29	8,400,000	7,297,680
Simon Property Group LP REIT
2.500% due 09/01/20	6,400,000	6,354,400
2.750% due 06/01/23	5,000,000	4,934,413
Skandinaviska Enskilda Banken AB (Sweden) 3.250% due 05/17/21 ~	6,300,000	6,341,637
SL Green Realty Corp REIT 4.500% due 12/01/22	2,400,000	2,467,440
Societe Generale SA (France) 4.250% due 09/14/23 ~	7,700,000	7,899,792
Spirit Realty LP REIT 3.200% due 01/15/27	8,100,000	7,382,986
Springleaf Finance Corp
7.750% due 10/01/21	200,000	201,092
8.250% due 12/15/20	4,000,000	4,027,000
Standard Chartered PLC (United Kingdom) 2.744% due 09/10/22 ~	8,800,000	8,713,720
State Bank of India (India) 4.000% due 01/24/22 ~	5,900,000	5,908,673
STORE Capital Corp REIT 4.500% due 03/15/28	7,600,000	7,603,883
Synchrony Bank 3.650% due 05/24/21	4,300,000	4,247,973
Synchrony Financial 5.150% due 03/19/29	4,700,000	4,664,704
Tesco Property Finance PLC (United Kingdom)
5.661% due 10/13/41 ~	GBP 98,064	151,585
5.801% due 10/13/40 ~	194,741	303,948
The Charles Schwab Corp 2.650% due 01/25/23	$4,200,000	4,266,096

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
The Goldman Sachs Group Inc
1.941% (USD LIBOR + 1.200%) due 09/15/20 §	$8,400,000	$8,394,614
2.557% (USD LIBOR + 0.780%) due 10/31/22 §	9,800,000	9,444,440
2.862% (USD LIBOR + 1.170%) due 05/15/26 §	5,400,000	4,968,008
3.200% due 02/23/23	5,700,000	5,824,194
UBS Group AG (Switzerland)
2.650% due 02/01/22 ~	1,100,000	1,099,232
3.000% due 04/15/21 ~	12,600,000	12,628,156
4.125% due 04/15/26 ~	7,100,000	7,209,441
7.125% due 08/10/21 ~	800,000	784,814
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	11,800,000	12,616,986
Virgin Money UK PLC (United Kingdom) 4.000% due 09/03/27 ~	GBP 500,000	577,783
Washington Prime Group LP REIT 6.450% due 08/15/24	$6,280,000	3,728,781
Wells Fargo & Co
3.550% due 09/29/25	9,200,000	9,722,711
3.750% due 01/24/24	300,000	318,208
Wells Fargo Bank NA 3.550% due 08/14/23	4,900,000	5,144,200

		723,700,673

Industrial - 3.6%

AP Moller - Maersk AS ‘B’ (Denmark) 4.500% due 06/20/29 ~	8,600,000	8,798,215
Arrow Electronics Inc
3.250% due 09/08/24	6,700,000	6,345,895
3.500% due 04/01/22	4,600,000	4,575,957
Aviation Capital Group LLC
2.875% due 01/20/22 ~	7,300,000	6,602,808
4.125% due 08/01/25 ~	6,620,000	5,706,923
Central Japan Railway Co (Japan) 2.800% due 02/23/22 ~	2,200,000	2,261,358
CNH Industrial Capital LLC 4.875% due 04/01/21	3,500,000	3,423,241
Fortive Corp 2.350% due 06/15/21	2,000,000	1,944,892
Fortune Brands Home & Security Inc 3.250% due 09/15/29	8,200,000	7,887,760
General Electric Co
0.000% (EUR LIBOR + 0.300%) due 05/28/20 §	EUR 3,100,000	3,409,148
4.625% due 01/07/21	$700,000	706,829
4.650% due 10/17/21	1,000,000	1,020,283
5.550% due 05/04/20	1,100,000	1,102,838
Huntington Ingalls Industries Inc 5.000% due 11/15/25 ~	4,600,000	4,747,205
Kansas City Southern 3.125% due 06/01/26	9,800,000	9,708,932
Komatsu Finance America Inc 2.437% due 09/11/22 ~	5,660,000	5,686,579
NTT Finance Corp (Japan) 1.900% due 07/21/21 ~	800,000	796,263
Penske Truck Leasing Co LP
3.200% due 07/15/20 ~	500,000	497,525
3.375% due 02/01/22 ~	2,000,000	2,023,037
4.875% due 07/11/22 ~	3,000,000	3,123,107
Platin 1426 GmbH (Germany) 6.875% due 06/15/23 ~	EUR 3,200,000	2,964,594
Rockwell Collins Inc
2.800% due 03/15/22	$515,000	520,699
3.100% due 11/15/21	3,150,000	3,175,177
Rolls-Royce PLC (United Kingdom) 2.375% due 10/14/20 ~	1,200,000	1,130,942
SMBC Aviation Capital Finance DAC (Ireland)
3.000% due 07/15/22 ~	3,800,000	3,832,328
4.125% due 07/15/23 ~	1,800,000	1,945,187

	Principal Amount	Value
Spirit AeroSystems Inc
1.541% (USD LIBOR + 0.800%) due 06/15/21 §	$1,500,000	$1,428,327
3.950% due 06/15/23	5,000,000	4,341,146
Textron Inc 2.284% (USD LIBOR + 0.550%) due 11/10/20 §	7,000,000	7,000,359

		106,707,554

Technology - 2.8%

Apple Inc 2.450% due 08/04/26	1,300,000	1,365,275
Broadcom Corp
2.200% due 01/15/21	5,000,000	4,936,456
2.650% due 01/15/23	2,400,000	2,346,887
3.000% due 01/15/22	3,200,000	3,173,092
3.625% due 01/15/24	3,300,000	3,271,750
3.875% due 01/15/27	3,300,000	3,153,180
Broadcom Inc
3.125% due 04/15/21 ~	8,900,000	8,793,566
3.125% due 10/15/22 ~	1,800,000	1,784,649
Dell International LLC
4.420% due 06/15/21 ~	6,325,000	6,394,981
5.450% due 06/15/23 ~	11,000,000	11,301,903
EMC Corp 2.650% due 06/01/20	180,000	179,649
Micron Technology Inc 4.975% due 02/06/26	4,000,000	4,203,435
Microsoft Corp 2.875% due 02/06/24	700,000	747,953
NetApp Inc 3.250% due 12/15/22	2,400,000	2,417,217
NXP BV (Netherlands)
4.125% due 06/01/21 ~	5,700,000	5,755,345
4.625% due 06/15/22 ~	1,100,000	1,138,750
4.625% due 06/01/23 ~	6,000,000	6,183,088
4.875% due 03/01/24 ~	5,900,000	6,310,348
VMware Inc
2.300% due 08/21/20	3,300,000	3,265,076
2.950% due 08/21/22	6,200,000	6,223,102

		82,945,702

Utilities - 2.8%

American Transmission Systems Inc 5.250% due 01/15/22 ~	1,900,000	2,022,351
Baltimore Gas & Electric Co 3.350% due 07/01/23	5,800,000	5,981,151
DTE Electric Co 4.050% due 05/15/48	100,000	114,014
Edison International 3.125% due 11/15/22	6,700,000	6,592,793
Enel Finance International NV (Italy) 4.250% due 09/14/23 ~	6,150,000	6,302,328
Engie SA (France) 2.875% due 10/10/22 ~	4,600,000	4,496,862
Entergy Corp 4.000% due 07/15/22	1,900,000	1,951,840
Evergy Inc 2.450% due 09/15/24	8,800,000	8,650,103
National Rural Utilities Cooperative Finance Corp 2.300% due 09/15/22	4,800,000	4,762,978
NextEra Energy Capital Holdings Inc
2.399% (USD LIBOR + 0.720%) due 02/25/22 §	6,200,000	6,030,578
2.800% due 01/15/23	6,500,000	6,600,719
2.900% due 04/01/22	5,000,000	5,050,230
3.200% due 02/25/22	6,300,000	6,382,351
3.300% due 08/15/22	2,400,000	2,439,056

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Oncor Electric Delivery Co LLC 7.000% due 09/01/22	$2,400,000	$2,532,393
PECO Energy Co 1.700% due 09/15/21	3,600,000	3,562,847
Public Service Enterprise Group Inc 2.000% due 11/15/21	1,900,000	1,864,161
SGSP Australia Assets Pty Ltd (Australia) 3.300% due 04/09/23 ~	1,200,000	1,266,424
Southwestern Electric Power Co 3.550% due 02/15/22	1,500,000	1,511,500
The Southern Co 3.250% due 07/01/26	5,700,000	5,761,299

		83,875,978

Total Corporate Bonds & Notes (Cost $1,629,591,079)		1,579,389,289

SENIOR LOAN NOTES - 0.1%

Communications - 0.0%

Entercom Media Corp Term B2 3.489% (USD LIBOR + 2.500%) due 11/17/24 §	847,654	762,888

Industrial - 0.1%

Cornerstone Building Brands Inc Term B 4.561% (USD LIBOR + 3.750%) due 04/12/25 § ±	3,930,000	3,438,750

Total Senior Loan Notes (Cost $4,767,628)		4,201,638

MORTGAGE-BACKED SECURITIES - 56.4%

Collateralized Mortgage Obligations - Commercial - 2.0%

Ashford Hospitality Trust 1.705% (USD LIBOR + 1.000%) due 05/15/35 § ~	7,400,000	5,884,146
Capmark Mortgage Securities Inc (IO) 1.089% due 05/15/35 §	129,536	2,328
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	5,613,000	5,885,358
Citigroup Commercial Mortgage Trust 2.984% due 11/15/49	8,000,000	8,290,258
DBGS Mortgage Trust 3.843% due 04/10/37 ~	8,700,000	8,878,338
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.236% due 08/25/22 §	20,134,860	495,696
GS Mortgage Securities Trust 3.602% due 10/10/49 § ~	7,000,000	6,657,430
JP Morgan Chase Commercial Mortgage Securities Trust
1.705% (USD LIBOR + 1.000%) due 06/15/32 § ~	6,297,006	6,022,859
2.155% (USD LIBOR + 1.450%) due 12/15/31 § ~	10,300,000	10,057,838
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	6,802,462	7,007,768

		59,182,019

Collateralized Mortgage Obligations - Residential - 6.9%

Alternative Loan Trust
1.117% (USD LIBOR + 0.170%) due 07/25/46 §	612,910	639,224
1.567% (USD LIBOR + 0.620%) due 10/25/35 §	60,729	49,193

	Principal Amount	Value
Alternative Loan Trust (IO) 4.053% (5.000% - USD LIBOR) due 05/25/35 §	$1,431,568	$165,727
Banc of America Funding Trust
1.837% due 08/25/47 § ~	4,927,713	4,276,759
4.365% due 02/20/36 §	634,522	548,423
Banc of America Mortgage Trust 6.000% due 05/25/37	2,880,486	2,337,419
BCAP LLC Trust 4.844% due 03/26/37 § ~	349,756	340,038
5.250% due 02/26/36 § ~	1,468,529	1,003,341
Bear Stearns Adjustable Rate Mortgage Trust 4.220% due 08/25/33 §	818,575	765,970
Bear Stearns ALT-A Trust 3.596% due 01/25/36 §	1,809,552	1,723,243
Bear Stearns Structured Products Inc Trust 2.208% due 12/26/46 §	638,502	550,403
3.726% due 01/26/36 §	739,907	566,499
CHL Mortgage Pass-Through Trust
1.587% (USD LIBOR + 0.640%) due 03/25/35 §	616,422	532,217
3.587% due 05/20/34 §	476,089	422,882
3.785% due 08/25/34 §	53,256	49,019
6.500% due 10/25/37	1,184,422	888,817
Citigroup Mortgage Loan Trust
4.420% due 08/25/36 §	936,553	761,393
4.440% due 08/25/35 §	187,243	142,952
Credit Suisse First Boston Mortgage Securities Corp 2.383% due 03/25/32 § ~	151,554	127,772
DSLA Mortgage Loan Trust 4.158% due 07/19/44 §	534,811	467,396
Fannie Mae
1.012% (USD LIBOR + 0.400%) due 04/18/28 §	41,685	41,721
1.062% (USD LIBOR + 0.450%) due 10/18/30 §	285	285
1.687% (USD LIBOR + 0.060%) due 07/25/37 §	107,161	105,426
5.000% due 03/25/21	1,921	1,938
5.782% due 10/25/42 §	485,157	557,273
Fannie Mae (IO) 5.753% (6.700% - USD LIBOR) due 10/25/35 §	2,950	595
First Horizon Alternative Mortgage Securities Trust
3.507% due 03/25/35 §	592,779	438,020
3.776% due 06/25/34 §	2,198,932	2,014,306
Freddie Mac
1.055% (USD LIBOR + 0.350%) due 12/15/29 §	8,357	8,308
1.105% (USD LIBOR + 0.400%) due 06/15/41 §	4,381,815	4,346,696
7.000% due 09/15/21	612	616
7.500% due 01/15/23 - 09/20/26	211,557	230,665
Freddie Mac Structured Pass-Through Certificates
3.166% (US FED + 1.200%) due 10/25/44 §	920,734	907,234
3.366% (US FED + 1.400%) due 07/25/44 §	4,597,913	4,833,867
Government National Mortgage Association
2.032% (USD LIBOR + 0.370%) due 10/20/66 §	250,284	249,827
2.162% (USD LIBOR + 0.500%) due 04/20/64 §	4,152,483	4,111,995
2.212% (USD LIBOR + 0.550%) due 05/20/65 §	1,513,811	1,487,579
2.262% (USD LIBOR + 0.600%) due 07/20/65 - 08/20/65 §	9,906,936	9,751,271
2.312% (USD LIBOR + 0.650%) due 07/20/63 §	1,299,353	1,298,234

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
2.412% (USD LIBOR + 0.750%) due 01/20/66 §	$6,735,311	$6,662,665
3.629% (USD LIBOR + 0.750%) due 04/20/67 §	7,885,329	7,877,370
Great Hall Mortgages No 1 PLC (United Kingdom) 1.019% (USD LIBOR + 0.130%) due 06/18/39 § ~	4,024,478	3,767,233
GreenPoint Mortgage Funding Trust 1.487% (USD LIBOR + 0.540%) due 11/25/45 §	44,076	32,725
HarborView Mortgage Loan Trust 1.107% (USD LIBOR + 0.160%) due 05/25/38 §	1,303,238	1,010,312
Hawksmoor Mortgages (United Kingdom) 1.761% (SONIA + 1.050%) due 05/25/53 § ~	GBP 30,963,379	36,873,622
Impac CMB Trust 1.487% (USD LIBOR + 0.540%) due 05/25/35 §	$56,347	51,553
IndyMac ARM Trust 3.528% due 01/25/32 §	8,496	7,483
JP Morgan Alternative Loan Trust
1.127% (USD LIBOR + 0.180%) due 05/25/36 §	3,005,837	2,479,633
6.000% due 12/27/36 ~	1,299,562	984,925
JP Morgan Mortgage Trust
1.247% (USD LIBOR + 0.300%) due 10/25/35 §	1,874,804	1,404,613
3.974% due 12/26/37 § ~	6,257,919	5,100,658
Lehman Mortgage Trust 5.750% due 02/25/37	7,336,693	5,844,944
MASTR Adjustable Rate Mortgages Trust 4.562% due 04/21/34 §	15,393	14,487
MASTR Alternative Loan Trust 1.347% (USD LIBOR + 0.400%) due 03/25/36 §	696,175	52,514
Merrill Lynch Mortgage Investors Trust 4.304% due 06/25/35 §	32,328	29,985
PHH Alternative Mortgage Trust 1.107% (USD LIBOR + 0.160%) due 02/25/37 §	11,544,486	8,254,175
Provident Funding Mortgage Loan Trust 3.974% due 04/25/34 §	2,070	1,864
RBSSP Resecuritization Trust 3.629% due 12/26/36 § ~	669,436	364,032
Reperforming Loan REMIC Trust 1.287% (USD LIBOR + 0.340%) due 06/25/35 § ~	1,706,438	1,540,787
Residential Asset Securitization Trust (IO) 4.003% (4.950% - USD LIBOR) due 11/25/35 §	2,516,589	470,423
Residential Mortgage Securities PLC (United Kingdom) 1.637% (GBP LIBOR + 1.150%) due 06/15/46 § ~	GBP 673,648	828,225
Resloc UK PLC (United Kingdom) 0.000% (EUR LIBOR + 0.160%) due 12/15/43 § ~	EUR 2,567,549	2,545,754
RFMSI Trust 4.226% due 09/25/35 §	$542,318	387,595
Sequoia Mortgage Trust 1.123% (USD LIBOR + 0.350%) due 07/20/33 §	487,338	415,955
Structured Adjustable Rate Mortgage Loan Trust 3.557% due 01/25/35 §	185,747	165,602
Structured Asset Mortgage Investments II Trust
1.000% (USD LIBOR + 0.250%) due 07/19/35 §	146,516	125,321

	Principal Amount	Value
1.157% (USD LIBOR + 0.210%) due 05/25/36 §	$779,349	$647,200
1.177% (USD LIBOR + 0.230%) due 02/25/36 §	1,301,161	1,081,922
1.227% (USD LIBOR + 0.280%) due 02/25/36 §	837,824	708,774
Structured Asset Mortgage Investments Trust 1.410% (USD LIBOR + 0.660%) due 09/19/32 §	36,194	33,196
Structured Asset Securities Corp Trust 5.750% due 04/25/35	3,430,153	2,597,984
Suntrust Alternative Loan Trust (IO) 4.153% (5.100% - USD LIBOR) due 12/25/35 §	4,631,087	529,013
Towd Point Mortgage Funding (United Kingdom) 1.611% (SONIA + 0 .900%) due 07/20/45 § ~	GBP 28,444,794	34,286,327
Towd Point Mortgage Funding PLC (United Kingdom) 1.724% (GBP LIBOR + 1.025%) due 10/20/51 § ~	17,590,930	21,192,700
Wachovia Mortgage Loan Trust LLC Trust 3.904% due 05/20/36 §	$679,021	603,454
WaMu Mortgage Pass-Through Certificates Trust
1.217% (USD LIBOR + 0.270%) due 12/25/45 §	36,483	32,868
1.237% (USD LIBOR + 0.290%) due 10/25/45 §	40,382	37,088
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
3.903% (4.850% - USD LIBOR) due 11/25/35 §	11,369,513	1,769,718
4.003% (4.950% - USD LIBOR) due 11/25/35 §	3,145,645	607,014
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
2.796% (US FED + 0.830%) due 11/25/46 §	1,368,424	1,056,050
6.000% due 07/25/36	2,013,107	1,761,134
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 3.850% due 02/25/33 §	12,646	11,000

		200,994,440

Fannie Mae - 25.2%

2.310% due 08/01/22	1,186,184	1,218,521
2.350% (US FED + 1.250%) due 03/01/33 §	174,798	172,479
2.500% due 04/01/50	13,000,000	13,472,266
2.500% due 06/01/50	99,600,000	102,798,718
2.870% due 09/01/27	4,800,000	5,308,758
3.000% due 04/01/27 - 04/01/50	5,063,408	5,331,527
3.000% due 06/01/40	99,000,000	103,458,604
3.000% due 05/01/50	225,300,000	235,939,545
3.232% (US FED + 1.250%) due 05/01/36 §	18,082	18,246
3.248% (USD LIBOR + 1.373%) due 09/01/35 §	99,872	101,051
3.253% (US FED + 1.200%) due 08/01/42 - 10/01/44 §	733,331	722,501
3.288% (USD LIBOR + 1.413%) due 07/01/33 §	9,418	9,475
3.330% due 11/01/21	335,500	343,903
3.331% (UST + 1.695%) due 02/01/33 §	170,855	172,337
3.431% (USD LIBOR + 1.538%) due 01/01/36 §	44,175	44,584
3.480% (USD LIBOR + 1.605%) due 08/01/36 §	162,593	163,961

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
3.482% (USD LIBOR + 1.357%) due 12/01/34 §	$943,170	$944,410
3.500% due 04/01/35 - 04/01/45	32,334,307	34,108,762
3.500% due 04/01/50	118,000,000	124,835,702
3.500% due 05/01/50	42,800,000	45,270,205
3.543% (USD LIBOR + 1.418%) due 12/01/34 §	2,797	2,824
3.550% (UST + 1.925%) due 02/01/33 §	4,483	4,525
3.574% (USD LIBOR + 1.550%) due 09/01/33 §	17,445	17,741
3.632% (USD LIBOR + 1.632%) due 11/01/34 §	6,029	6,082
3.652% (UST + 2.025%) due 01/01/34 §	6,294	6,369
3.699% (USD LIBOR + 1.699%) due 03/01/33 §	5,558	5,615
3.850% (US FED + 1.250%) due 05/01/36 §	14,287	14,530
3.854% (USD LIBOR + 1.367%) due 08/01/35 §	231,162	234,493
3.876% (USD LIBOR + 1.376%) due 07/01/33 §	20,148	20,337
3.876% (UST + 1.934%) due 03/01/34 §	7,901	7,990
3.881% (US FED + 1.250%) due 05/01/36 §	606,970	625,819
3.965% (UST + 2.146%) due 01/01/23 §	12,848	13,033
4.000% due 03/01/24 - 05/01/50	34,601,940	36,989,547
4.082% (USD LIBOR + 1.330%) due 07/01/35 §	442,271	441,177
4.090% (USD LIBOR + 1.840%) due 09/01/35 §	22,475	22,676
4.190% (UST + 2.190%) due 12/01/22 §	1,705	1,722
4.250% (USD LIBOR + 2.250%) due 06/01/34 §	2,063	2,082
4.349% (UST + 2.360%) due 11/01/34 §	1,561,903	1,591,859
4.388% (USD LIBOR + 1.455%) due 04/01/35 §	141,583	142,565
4.500% due 06/01/23 - 12/01/43	2,511,673	2,716,490
4.555% (UST + 2.055%) due 04/01/34 §	50,361	50,459
4.595% (UST + 2.095%) due 04/01/27 §	4,584	4,585
5.000% due 05/01/25 - 02/01/44	3,728,552	4,077,784
5.020% (US FED + 1.729%) due 09/01/34 §	69,392	73,135
5.500% due 07/01/20 - 05/01/50	12,696,870	13,741,639
6.000% due 11/01/34 - 04/01/50	6,076,195	6,809,301
6.500% due 11/01/21 - 09/01/37	709,391	808,209
7.500% due 01/01/33	15,634	18,666
8.000% due 05/01/30	3,192	3,270
8.500% due 07/01/32	761	770

		742,890,849

Federal Housing Authority - 0.0%

6.896% due 07/01/20	2,464	2,471
7.430% due 10/01/20	898	902

		3,373

Freddie Mac - 0.7%

3.752% (USD LIBOR + 1.345%) due 09/01/35 §	138,894	138,785
3.845% (UST + 2.137%) due 01/01/28 §	5,137	5,181
4.000% due 12/01/47 - 01/01/49	15,025,700	16,085,916

	Principal Amount	Value
4.222% (UST + 2.237%) due 05/01/23 §	$826	$837
4.556% (UST + 2.249%) due 03/01/32 §	21,225	21,422
4.625% (UST + 2.250%) due 07/01/32 §	7,877	7,938
4.750% (UST + 2.250%) due 05/01/32 §	2,722	2,746
4.871% (UST + 2.249%) due 03/01/32 §	26,860	27,104
5.500% due 03/01/23 - 05/01/40	4,207,292	4,763,382
6.000% due 03/01/21 - 10/01/22	91,479	101,385
7.000% due 10/01/37	20,907	23,905

		21,178,601

Government National Mortgage Association - 21.6%

3.000% due 05/01/50	17,900,000	18,911,693
3.125% (UST + 1.500%) due 10/20/23 - 12/20/32 §	321,204	328,722
3.250% (UST + 1.500%) due 07/20/23 - 09/20/32 §	244,784	250,994
3.500% due 12/20/49	16,757,535	17,706,331
3.625% (UST + 2.000%) due 11/20/24 §	38,765	39,192
3.750% (UST + 2.000%) due 08/20/20 - 07/20/24 §	28,005	28,270
3.875% (UST + 1.500%) due 05/20/22 - 06/20/32 §	504,055	516,606
4.000% (UST + 1.500%) due 01/20/23 - 03/20/33 §	360,388	368,886
4.000% due 03/15/44 - 04/01/50	26,550,744	28,530,811
4.000% due 04/01/50	112,700,000	119,741,330
4.000% due 05/01/50	197,000,000	209,492,958
4.500% (UST + 2.000%) due 03/20/29 §	25,989	26,339
4.500% due 06/20/48 - 05/01/50	41,062,892	43,687,841
4.500% due 04/01/50	63,900,000	67,836,340
5.000% due 05/15/33 - 04/01/50	25,855,592	27,912,331
5.000% due 04/01/50	39,980,000	42,516,231
5.000% due 05/01/50	54,195,000	57,717,675
6.000% due 06/15/38 - 09/15/38	11,333	12,770
7.500% due 07/15/31 - 12/15/31	23,470	28,736
8.000% due 12/15/29 - 08/15/32	181,636	202,031
8.500% due 08/15/22 - 12/15/30	215,951	223,283
10.000% due 07/15/22 - 02/15/25	18	18

		636,079,388

Total Mortgage-Backed Securities (Cost $1,645,140,707)		1,660,328,670

ASSET-BACKED SECURITIES - 8.3%

ABFC Trust 1.772% (USD LIBOR + 0.825%) due 07/25/35 §	5,600,000	4,756,480
Ares XXIX CLO Ltd (Cayman) 3.026% (USD LIBOR + 1.190%) due 04/17/26 § ~	1,679,267	1,680,571
Argent Securities Inc Asset-Backed Pass-Through Certificates 1.327% (USD LIBOR + 0.380%) due 02/25/36 §	2,125,898	1,692,404
Bear Stearns Asset-Backed Securities I Trust 1.057% (USD LIBOR + 0.110%) due 04/25/31 §	253,566	414,684
Bear Stearns Asset-Backed Securities Trust 3.047% (USD LIBOR + 2.100%) due 03/25/35 §	895,894	876,329

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Catamaran CLO Ltd (Cayman) 3.219% (USD LIBOR + 1.400%) due 10/18/26 § ~	$2,908,008	$2,901,511
Cent CLO 24 Ltd (Cayman) 2.901% (USD LIBOR + 1.070%) due 10/15/26 § ~	6,200,000	6,080,111
CIT Mortgage Loan Trust 2.297% (USD LIBOR + 1.350%) due 10/25/37 § ~	2,828,963	2,750,562
Citigroup Mortgage Loan Trust
1.087% (USD LIBOR + 0.140%) due 12/25/36 §	3,205,467	3,125,076
1.097% (USD LIBOR + 0.150%) due 12/25/36 §	11,134,218	5,121,774
1.107% (USD LIBOR + 0.160%) due 12/25/36 § ~	2,566,978	1,560,922
CLNC Ltd (Cayman) 2.000% (USD LIBOR + 1.250%) due 08/20/35 § ~	8,500,000	7,920,413
Countrywide Asset-Backed Certificates
1.087% (USD LIBOR + 0.140%) due 06/25/47 §	6,866,596	5,572,465
1.097% (USD LIBOR + 0.150%) due 05/25/37 §	1,054,994	1,034,515
1.397% (USD LIBOR + 0.450%) due 03/25/47 § ~	1,913,130	1,385,672
Credit Acceptance Auto Loan Trust 3.470% due 05/17/27 ~	7,500,000	7,443,027
CWABS Asset-Backed Certificates Trust 1.087% (USD LIBOR + 0.140%) due 03/25/37 §	3,756,408	3,343,680
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30	21,959	21,686
Drive Auto Receivables Trust 0.985% (USD LIBOR + 0.280%) due 03/15/22 §	17,828	17,822
Dryden XXV Senior Loan Fund (Cayman) 2.731% (USD LIBOR + 0.900%) due 10/15/27 § ~	6,972,549	6,684,696
Evergreen Credit Card Trust (Canada) 1.900% due 09/15/24 ~	10,500,000	10,383,654
FBR Securitization Trust 1.712% (USD LIBOR + 0.765%) due 09/25/35 §	28,530,000	23,777,364
Ford Credit Auto Lease Trust 2.930% due 04/15/21	269,325	269,348
Ford Credit Floorplan Master Owner Trust ‘A’ 2.840% due 03/15/24	8,700,000	8,625,887
GSAA Home Equity Trust 1.287% (USD LIBOR + 0.340%) due 09/25/36 §	10,340,516	3,652,465
Home Equity Asset Trust 1.727% (USD LIBOR + 0.780%) due 10/25/34 §	2,914,759	2,749,879
Home Equity Mortgage Loan Asset-Backed Trust 1.267% (USD LIBOR + 0.320%) due 04/25/37 §	5,225,657	4,133,865
HSI Asset Securitization Corp Trust 1.277% (USD LIBOR + 0.330%) due 02/25/36 §	938,884	789,423
Hyundai Floorplan Master Owner Trust 2.680% due 04/15/24 ~	6,000,000	5,977,828
Imc Home Equity Loan Trust 5.432% due 08/20/29 §	1,225	1,226
IXIS Real Estate Capital Trust 1.047% (USD LIBOR + 0.100%) due 01/25/37 §	10,190,352	3,489,671

	Principal Amount	Value
Lehman ABS Mortgage Loan Trust 1.037% (USD LIBOR + 0.090%) due 06/25/37 § ~	$1,140,872	$800,999
Mastr Asset-Backed Securities Trust 1.197% (USD LIBOR + 0.250%) due 04/25/36 §	8,607,261	3,239,491
Mid-State Trust 7.791% due 03/15/38	249,625	266,160
Monarch Grove CLO 18-1 (Cayman) 2.674% (USD LIBOR + 0.880%) due 01/25/28 § ~	5,600,000	5,431,483
Morgan Stanley ABS Capital I Inc Trust
1.127% (USD LIBOR + 0.180%) due 03/25/37 §	2,867,298	1,343,658
1.167% (USD LIBOR + 0.220%) due 11/25/36 §	6,938,633	3,660,257
1.197% (USD LIBOR + 0.250%) due 03/25/37 §	4,801,057	2,277,645
Mountain Hawk III CLO Ltd (Cayman) 3.019% (USD LIBOR + 1.200%) due 04/18/25 § ~	2,013,457	2,006,698
Mountain View CLO Ltd (Cayman) 2.631% (USD LIBOR + 0.800%) due 10/15/26 § ~	4,941,017	4,889,762
Option One Mortgage Loan Trust
1.087% (USD LIBOR + 0.140%) due 02/25/37 §	5,728,531	3,802,957
1.167% (USD LIBOR + 0.220%) due 02/25/37 §	14,829,602	8,276,813
Park Place Securities Inc Asset-Backed Pass-Through Certificates 1.772% (USD LIBOR + 0.825%) due 07/25/35 §	6,700,000	5,431,373
Penarth Master Issuer PLC (United Kingdom) 1.062% (USD LIBOR + 0.450%) due 09/18/22 § ~	7,300,000	7,225,518
People’s Choice Home Loan Securities Trust 1.467% (USD LIBOR + 0.520%) due 12/25/35 §	300,531	298,213
RAAC Trust 1.597% (USD LIBOR + 0.650%) due 06/25/47 §	2,828,640	2,686,858
RASC Trust
1.107% (USD LIBOR + 0.160%) due 11/25/36 §	476,371	457,863
1.357% (USD LIBOR + 0.410%) due 01/25/36 §	1,319,308	1,306,387
Renaissance Home Equity Loan Trust 1.827% (USD LIBOR + 0.880%) due 08/25/33 §	167,612	149,226
Securitized Asset-Backed Receivables LLC Trust 1.607% (USD LIBOR + 0.660%) due 08/25/35 §	5,728,101	3,940,954
SLM Student Loan Trust 1.291% (USD LIBOR + 0.550%) due 12/15/25 § ~	2,982,801	2,949,307
Soundview Home Loan Trust 1.057% (USD LIBOR + 0.110%) due 02/25/37 §	1,583,785	465,569
Structured Asset Investment Loan Trust 1.257% (USD LIBOR + 0.310%) due 01/25/36 §	7,398,805	6,468,896
Structured Asset Securities Corp Mortgage Loan Trust
1.117% (USD LIBOR + 0.170%) due 12/25/36 §	491,996	457,540
1.217% (USD LIBOR + 0.270%) due 03/25/36 §	2,111,702	1,733,822

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
STWD Ltd (Cayman) 1.785% (USD LIBOR + 1.080%) due 07/15/38 § ~	$8,700,000	$7,967,042
Telos CLO Ltd (Cayman) 3.106% (USD LIBOR + 1.270%) due 01/17/27 § ~	4,325,961	4,290,910
Terwin Mortgage Trust 1.157% (USD LIBOR + 0.210%) due 04/25/37 § ~	485,900	460,571
TICP CLO I Ltd (Cayman) 2.619% (USD LIBOR + 0.800%) due 07/20/27 § ~	1,855,737	1,813,879
Tralee CLO V Ltd (Cayman) 2.929% (USD LIBOR + 1.110%) due 10/20/28 § ~	7,300,000	7,031,433
TRTX Issuer Ltd (Cayman) 1.950% (USD LIBOR + 1.150%) due 10/15/34 § ~	8,500,000	7,938,006
United States Small Business Administration 6.120% due 09/01/21	35,839	36,364
Venture XII CLO Ltd (Cayman) 2.413% (USD LIBOR + 0.800%) due 02/28/26 § ~	5,326,152	5,178,745
Venture XX CLO Ltd (Cayman) 2.651% (USD LIBOR + 0.820%) due 04/15/27 § ~	4,362,863	4,260,555
Westlake Automobile Receivables Trust 2.980% due 01/18/22 ~	1,010,024	1,008,904
Zais CLO 1 Ltd (Cayman) 2.981% (USD LIBOR + 1.150%) due 04/15/28 § ~	7,300,000	7,116,109

Total Asset-Backed Securities (Cost $255,905,446)		244,904,977

U.S. TREASURY OBLIGATIONS - 30.8%

U.S. Treasury Bonds - 17.7%

2.000% due 02/15/50	22,100,000	25,680,459
2.500% due 02/15/45	1,300,000	1,623,934
2.750% due 08/15/42 ‡	26,200,000	33,842,008
2.750% due 11/15/42	19,000,000	24,553,517
2.875% due 05/15/43 ‡	27,500,000	36,251,602
2.875% due 08/15/45	30,100,000	40,293,691
3.000% due 11/15/44	34,600,000	46,857,871
3.125% due 02/15/42 ‡	8,000,000	10,937,500
3.125% due 02/15/43	1,900,000	2,599,431
3.125% due 08/15/44	48,400,000	66,760,996
3.375% due 05/15/44	26,300,000	37,613,015
3.625% due 08/15/43 ‡	19,600,000	28,910,902
3.625% due 02/15/44	13,500,000	19,978,945
3.750% due 11/15/43	28,300,000	42,571,309
4.250% due 05/15/39 ‡	4,900,000	7,618,926
4.375% due 11/15/39 ‡	20,700,000	32,759,367
4.375% due 05/15/40	26,400,000	42,003,361
4.500% due 08/15/39	7,700,000	12,332,934
4.625% due 02/15/40	5,500,000	8,984,980

		522,174,748

U.S. Treasury Inflation Protected Securities - 8.6%

0.375% due 07/15/27 ^	4,428,690	4,559,946
0.625% due 04/15/23 ^ ‡	27,414,816	27,626,226
0.625% due 01/15/26 ^	26,595,975	27,485,543
0.750% due 07/15/28 ^	87,642,298	93,855,111
0.750% due 02/15/42 ^	16,780,344	18,807,409
0.750% due 02/15/45 ^	2,519,351	2,882,540
0.875% due 01/15/29 ^	48,706,550	52,980,263
0.875% due 02/15/47 ^	4,487,910	5,346,383
1.000% due 02/15/46 ^	15,349,260	18,665,939
1.000% due 02/15/49 ^	102,505	127,619

		252,336,979

	Principal Amount	Value
U.S. Treasury Notes - 4.5%

1.750% due 06/30/24 ‡	$25,200,000	$26,692,365
1.875% due 07/31/22 ‡	30,500,000	31,640,176
2.125% due 09/30/24 ‡	15,500,000	16,723,047
2.250% due 01/31/24 ‡	6,700,000	7,193,602
2.250% due 08/15/27 ‡	20,000	22,455
2.500% due 05/15/24 ‡	26,900,000	29,275,816
2.625% due 02/15/29	18,700,000	21,873,248

		133,420,709

Total U.S. Treasury Obligations (Cost $777,789,907)		907,932,436

FOREIGN GOVERNMENT BONDS & NOTES - 4.5%

Development Bank of Japan Inc (Japan)
1.625% due 09/01/21 ~	3,100,000	3,145,043
2.125% due 09/01/22 ~	3,700,000	3,830,117
Hydro-Quebec (Canada) 8.625% due 06/15/29	1,000,000	1,590,594
Japan Finance Organization for Municipalities (Japan)
2.000% due 09/08/20 ~	3,600,000	3,617,504
2.125% due 04/13/21 ~	2,000,000	2,027,963
2.625% due 04/20/22 ~	2,800,000	2,896,669
3.375% due 09/27/23 ~	3,200,000	3,485,167
Kuwait Government (Kuwait) 2.750% due 03/20/22 ~	8,000,000	8,060,280
Peruvian Government (Peru) 5.940% due 02/12/29 ~	PEN 19,700,000	6,207,414
Province of Ontario Canada (Canada)
3.150% due 06/02/22	CAD 11,300,000	8,405,745
4.000% due 06/02/21	16,300,000	12,024,334
4.400% due 04/14/20	$400,000	400,382
Province of Quebec Canada (Canada)
2.750% due 08/25/21	3,600,000	3,698,472
3.500% due 12/01/22	CAD 1,900,000	1,438,791
4.250% due 12/01/21	7,500,000	5,632,168
Qatar Government (Qatar)
3.875% due 04/23/23 ~	$200,000	206,253
4.000% due 03/14/29 ~	7,100,000	7,622,489
4.500% due 01/20/22 ~	3,600,000	3,712,086
4.500% due 04/23/28 ~	5,400,000	5,929,988
Spain Government (Spain)
0.600% due 10/31/29 ~	EUR 19,000,000	20,903,539
1.450% due 04/30/29 ~	9,700,000	11,506,122
1.850% due 07/30/35 ~	11,400,000	14,034,822
Tokyo Metropolitan Government (Japan) 2.000% due 05/17/21 ~	$3,000,000	3,045,030

Total Foreign Government Bonds & Notes (Cost $140,083,549)		133,420,972

MUNICIPAL BONDS - 0.3%

City of Chicago IL ‘B’
5.630% due 01/01/22	1,620,000	1,661,990
7.750% due 01/01/42	952,000	1,084,195
Tobacco Settlement Finance Authority ‘A’ 7.467% due 06/01/47	4,570,000	4,432,946

Total Municipal Bonds (Cost $6,856,425)		7,179,131

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $9,290,073; collateralized by U.S. Treasury Notes: 1.750% due 07/31/24 and value $9,476,101)	$9,290,073	$9,290,073

Total Short-Term Investment (Cost $9,290,073)		9,290,073

TOTAL INVESTMENTS - 154.3% (Cost $4,469,424,814)		4,546,647,186

TOTAL SECURITIES SOLD SHORT - (0.7%) (Proceeds $20,278,297)		(20,224,688)

DERIVATIVES - 0.6%		16,380,661

OTHER ASSETS & LIABILITIES, NET - (54.2%)		(1,596,152,855)

NET ASSETS - 100.0%		$2,946,650,304

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $2,369,548 or less than 0.1% of the Fund’s net assets were in default as of March 31, 2020.

(b)

The average amount of borrowings by the Fund on reverse repurchase agreements during the three-month period ended March 31, 2020 was $268,646,238 at a weighted average interest rate of 1.553%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the three-month period ended March 31, 2020 was $372,065,765 at a weighted average interest rate of 1.656%.

(c)	Securities sold short outstanding as of March 31, 2020 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (0.7%)

Fannie Mae 4.500% due 05/13/50	$18,800,000	($20,224,688)

Total Securities Sold Short (Proceeds $20,278,297)		($20,224,688)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(d)	Reverse repurchase agreements outstanding as of March 31, 2020 were as follows:

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
BOA	U.S. Treasury Bonds 2.750% - 4.375% due 11/15/39 – 08/15/42	0.960%	03/27/20	04/15/20	($121,872,342)	$121,810,625	($121,810,625)
BRC	Entercom Media Corp 7.250% due 11/01/24	0.500%	03/25/20	03/24/22	(3,363,716)	3,330,000	(3,330,000)

	Total Reverse Repurchase Agreements						($125,140,625)

(e)	Open futures contracts outstanding as of March 31, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-BTP	06/20	1,229	$200,401,873	$191,676,076	($8,725,797)
Euro-Bund	06/20	70	13,353,406	13,318,282	(35,124)
Euro-Buxl	06/20	115	27,632,053	26,622,337	(1,009,716)
Euro-Schatz	05/20	141	16,001,247	16,003,500	2,253
Short Euro-BTP	06/20	328	40,831,183	40,356,942	(474,241)
U.S. Treasury 5-Year Notes	06/20	1,751	212,283,667	219,504,266	7,220,599

					(3,022,026)

Short Futures Outstanding
Euribor	09/20	72	19,977,178	19,931,598	45,580
Euribor	12/20	72	19,971,222	19,934,576	36,646
Euro-Bobl	06/20	695	104,195,499	103,640,506	554,993
Euro-Schatz	06/20	884	109,341,174	109,381,108	(39,934)
U.S. Treasury 10-Year Notes	06/20	593	82,605,317	82,241,688	363,629
U.S. Treasury 30-Year Bonds	06/20	390	65,010,626	69,834,375	(4,823,749)

					(3,862,835)

Total Futures Contracts					($6,884,861)

(f)	Forward foreign currency contracts outstanding as of March 31, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	20,996,000	USD	13,616,071	05/20	HSB	$-	($699,044)
AUD	28,826,000	USD	19,478,362	05/20	UBS	-	(1,744,211)
BRL	431,950,000	USD	84,431,191	04/20	BNP	-	(1,301,535)
BRL	25,708,000	USD	5,095,031	04/20	CIT	-	(154,245)
BRL	124,870,940	USD	24,019,647	04/20	CIT	12,019	-
BRL	153,502	USD	29,922	04/20	DUB	-	(381)
BRL	9,771,756	USD	1,879,654	04/20	DUB	940	-
BRL	236,454,500	USD	50,420,880	04/20	GSC	-	(4,923,721)
BRL	28,492,011	USD	5,480,603	04/20	HSB	2,742	-
BRL	152,509,292	USD	29,336,044	04/20	JPM	14,679	-
BRL	58,658,000	USD	12,391,575	04/20	MSC	-	(1,102,724)
CAD	9,675,000	USD	7,218,684	04/20	BNP	-	(343,747)
CAD	41,226,772	USD	29,238,845	04/20	CIT	56,394	-
CAD	9,795,913	USD	7,301,615	04/20	UBS	-	(340,760)
CNH	1,547,346	USD	220,929	06/20	HSB	-	(2,961)
EUR	8,754,000	USD	9,791,988	05/20	BOA	-	(121,187)
EUR	16,148,000	USD	17,349,050	05/20	BOA	490,120	-
EUR	3,480,000	USD	3,790,133	05/20	CIT	54,326	-
EUR	1,186,000	USD	1,285,185	05/20	GSC	25,024	-
EUR	45,953,000	USD	51,877,261	05/20	HSB	-	(1,111,630)
EUR	15,967,000	USD	17,321,846	05/20	HSB	317,369	-
GBP	36,622,000	USD	47,220,374	04/20	BOA	-	(1,732,179)
GBP	36,622,000	USD	44,805,516	05/20	BRC	714,540	-
GBP	2,301,000	USD	2,763,151	05/20	CIT	97,412	-
GBP	40,064,000	USD	49,083,112	05/20	GSC	723,756	-
GBP	19,231,000	USD	24,492,675	05/20	HSB	-	(585,030)
JPY	164,400,000	USD	1,498,040	05/20	BNP	33,878	-
JPY	7,447,400,000	USD	68,039,087	05/20	CIT	1,357,560	-
MXN	331,552,000	USD	16,847,154	04/20	HSB	-	(2,910,852)
RUB	10,740,114	USD	173,502	04/20	GSC	-	(36,644)
RUB	481,948	USD	6,050	04/20	UBS	97	-
RUB	459,196	USD	5,808	05/20	GSC	33	-
USD	32,973,045	AUD	49,830,000	05/20	HSB	2,316,943	-
USD	39,331,132	BRL	204,470,756	04/20	BNP	-	(19,680)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	54,506,472	BRL	227,479,245	04/20	BNP	$10,727,629	$-
USD	42,342,222	BRL	184,720,940	04/20	CIT	6,808,063	-
USD	2,232,000	BRL	9,925,258	04/20	DUB	321,864	-
USD	10,101,611	BRL	52,515,244	04/20	GSC	-	(5,055)
USD	34,049,261	BRL	149,797,256	04/20	GSC	5,220,475	-
USD	6,368,000	BRL	28,492,011	04/20	HSB	884,655	-
USD	36,039,105	BRL	152,509,292	04/20	JPM	6,688,382	-
USD	11,283,205	BRL	58,658,000	04/20	MSC	-	(5,646)
USD	29,884	BRL	153,502	05/20	DUB	406	-
USD	290,180	CAD	389,000	04/20	BNP	13,761	-
USD	29,082,493	CAD	38,752,509	04/20	CIT	1,545,434	-
USD	16,091,492	CAD	21,556,176	04/20	JPM	773,938	-
USD	29,248,802	CAD	41,226,772	05/20	CIT	-	(57,721)
USD	4,938,807	EUR	4,528,000	05/20	BOA	-	(63,408)
USD	31,883,144	EUR	28,420,000	05/20	BOA	486,734	-
USD	2,388,420	EUR	2,176,000	05/20	GSC	-	(15,472)
USD	2,976,252	EUR	2,666,000	05/20	HSB	31,043	-
USD	29,560,529	EUR	27,028,000	05/20	JPM	-	(298,098)
USD	145,203,531	EUR	132,281,000	05/20	MSC	-	(931,183)
USD	44,776,035	GBP	36,622,000	04/20	BRC	-	(712,160)
USD	99,178,709	GBP	76,865,000	05/20	CIT	3,621,480	-
USD	3,451,185	GBP	2,957,000	05/20	GSC	-	(224,906)
USD	34,265,139	GBP	26,634,000	05/20	HSB	1,154,213	-
USD	97,933,436	GBP	75,247,000	05/20	SGN	4,387,675	-
USD	25,175,641	JPY	2,762,900,000	05/20	CIT	-	(569,720)
USD	761,272	JPY	80,400,000	05/20	CIT	12,086	-
USD	894,435	JPY	96,900,000	05/20	GSC	-	(8,502)
USD	43,287,972	JPY	4,796,000,000	05/20	UBS	-	(1,402,298)
USD	4,165,278	MXN	80,217,000	04/20	BNP	793,474	-
USD	12,463,157	MXN	238,088,052	04/20	CIT	2,455,475	-
USD	541,378	MXN	10,339,948	04/20	TDB	106,754	-
USD	5,840	RUB	459,196	04/20	GSC	-	(12)
USD	6,065	RUB	481,948	04/20	UBS	-	(77)
USD	203,879	THB	6,359,387	06/20	MSC	10,032	-

Total Forward Foreign Currency Contracts						$52,261,405	($21,424,789)

(g)	Purchased options outstanding as of March 31, 2020 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 10-Year Notes (06/20)	151.50	05/22/20	CME	415	$62,872,500	$3,573	$32,422
Call - U.S. Treasury 30-Year Bonds (06/20)	196.00	05/22/20	CME	467	91,532,000	4,021	284,578

						7,594	317,000

Put - U.S. Treasury 5-Year Notes (06/20)	113.00	05/22/20	CME	4,292	484,996,000	36,954	167,658
Put - U.S. Treasury 5-Year Notes (06/20)	113.25	05/22/20	CME	664	75,198,000	5,717	25,938
Put - U.S. Treasury 10-Year Notes (06/20)	119.50	05/22/20	CME	837	100,021,500	7,207	39,234

						49,878	232,830

Total Options on Futures						$57,472	$549,830

Total Purchased Options						$57,472	$549,830

(h)	Premiums received and value of written options outstanding as of March 31, 2020 were as follows:

Credit Default Swaptions on Credit Indices - Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CDX IG33 5Y	0.475%	04/15/20	BNP	$4,900,000	$2,303	($20)
Call - CDX IG33 5Y	0.475%	04/15/20	GSC	3,800,000	1,824	(15)

					4,127	(35)

Credit Default Swaptions on Credit Indices - Sell Protection
Put - CDX IG33 5Y	0.700%	04/15/20	BNP	4,900,000	5,194	(88,924)
Put - CDX IG33 5Y	0.700%	04/15/20	GSC	3,800,000	3,230	(68,961)
Put - CDX IG33 5Y	0.800%	06/17/20	BNP	14,900,000	15,720	(260,085)
Put - CDX IG33 5Y	0.850%	06/17/20	DUB	3,200,000	3,680	(51,477)
Put - CDX IG33 5Y	0.850%	06/17/20	MSC	5,000,000	6,450	(80,434)

					34,274	(549,881)

Total Credit Default Swaptions on Credit Indices					$38,401	($549,916)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - RUB versus USD	RUB 71.02	05/07/20	MSC	$15,300,000	$154,836	($1,470,361)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	04/07/20	CIT	$26,600,000	$237,380	$-
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	12,000,000	154,800	-
Floor - U.S. CPI Urban Consumers	218.01	Maximum of [0, - (Final Index/Initial Index) -1]	10/13/20	DUB	12,500,000	122,500	-

						$514,680	$-

Total Written Options						$707,917	($2,020,277)

(i)	Swap agreements outstanding as of March 31, 2020 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/20 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	Q	1.000%	06/20/24	GSC	3.864%	$4,600,000	($505,492)	($156,735)	($348,757)

				Exchange
The Goldman Sachs Group Inc	Q	1.000%	09/20/20	ICE	0.651%	7,000,000	13,989	15,765	(1,776)
AT&T Inc	Q	1.000%	12/20/20	ICE	1.334%	5,200,000	(10,834)	28,271	(39,105)
Tesco PLC	Q	1.000%	06/20/22	ICE	0.423%	EUR 11,700,000	171,675	(229,130)	400,805
General Electric Co	Q	1.000%	12/20/23	ICE	1.948%	$2,900,000	(96,180)	(96,257)	77
General Electric Co	Q	1.000%	06/20/24	ICE	2.039%	3,950,000	(161,590)	(65,962)	(95,628)
General Electric Co	Q	1.000%	12/20/24	ICE	2.153%	2,200,000	(110,764)	(32,131)	(78,633)

							(193,704)	(379,444)	185,740

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							($699,196)	($536,179)	($163,017)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.9	M	0.500%	09/17/58	MER	$9,000,000	($58,095)	($364,019)	$305,924

				Exchange
CDX IG27 5Y	Q	1.000%	12/20/21	ICE	51,500,000	11,842	452,775	(440,933)

Total Credit Default Swaps on Credit Indices – Sell Protection						($46,253)	$88,756	($135,009)

Total Credit Default Swaps						($745,449)	($447,423)	($298,026)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.270%	3-Month CAD-LIBOR	S/S	LCH	03/03/22	CAD 23,400,000	$153,798	$23,001	$130,797
2.800%	3-Month USD-LIBOR	S/Q	CME	08/22/23	$106,300,000	8,544,796	(402,443)	8,947,239
0.100%	6-Month JPY-LIBOR	S/S	LCH	03/20/24	JPY 29,700,000,000	1,752,467	982,364	770,103
1.235%	3-Month CAD-LIBOR	S/S	LCH	03/04/25	CAD 13,300,000	125,020	14,366	110,654
(0.095%)	6-Month JPY-LIBOR	S/S	LCH	09/13/26	JPY 950,000,000	(22,638)	-	(22,638)
(0.092%)	6-Month JPY-LIBOR	S/S	LCH	09/13/26	470,000,000	(10,343)	-	(10,343)
(0.068%)	6-Month JPY-LIBOR	S/S	LCH	09/18/26	790,000,000	(6,427)	-	(6,427)
(0.062%)	6-Month JPY-LIBOR	S/S	LCH	09/18/26	1,260,000,000	(5,698)	(521)	(5,177)
(0.064%)	6-Month JPY-LIBOR	S/S	LCH	09/19/26	476,000,000	(3,408)	-	(3,408)
(0.063%)	6-Month JPY-LIBOR	S/S	LCH	09/19/26	476,000,000	(3,119)	-	(3,119)
(0.087%)	6-Month JPY-LIBOR	S/S	LCH	09/20/26	238,000,000	(5,230)	-	(5,230)
(0.097%)	6-Month JPY-LIBOR	S/S	LCH	09/24/26	580,000,000	(16,432)	738	(17,170)
0.036%	6-Month JPY-LIBOR	S/S	LCH	03/10/38	413,000,000	(43,456)	-	(43,456)
0.040%	6-Month JPY-LIBOR	S/S	LCH	03/10/38	413,000,000	(40,647)	-	(40,647)
0.122%	6-Month JPY-LIBOR	S/S	LCH	08/22/39	2,620,000,000	58,919	343,445	(284,526)
0.103%	6-Month JPY-LIBOR	S/S	LCH	08/28/39	630,000,000	(6,959)	-	(6,959)

						$10,470,643	$960,950	$9,509,693

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.300%	6-Month JPY-LIBOR	S/S	CME	03/18/26	JPY 10,140,000,000	($1,359,630)	($855,182)	($504,448)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/18/26	6,760,000,000	(2,039,444)	(399,047)	(1,640,397)
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	3,480,000,000	(821,353)	(139,844)	(681,509)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/20/28	1,770,000,000	(435,096)	104,553	(539,649)
0.399%	6-Month JPY-LIBOR	S/S	LCH	06/18/28	500,000,000	(167,220)	(380)	(166,840)
0.450%	6-Month JPY-LIBOR	S/S	LCH	03/20/29	1,250,000,000	(484,674)	(83,957)	(400,717)
0.750%	6-Month JPY-LIBOR	S/S	LCH	03/20/38	3,760,000,000	(4,074,465)	110,783	(4,185,248)
0.800%	6-Month JPY-LIBOR	S/S	LCH	10/22/38	220,000,000	(270,688)	-	(270,688)
0.705%	6-Month JPY-LIBOR	S/S	LCH	10/31/38	630,000,000	(668,621)	38,082	(706,703)
0.785%	6-Month JPY-LIBOR	S/S	LCH	11/12/38	310,000,000	(372,272)	1,002	(373,274)
0.750%	6-Month JPY-LIBOR	S/S	LCH	12/20/38	2,052,800,000	(2,332,862)	(998,094)	(1,334,768)
0.750%	6-Month GBP-LIBOR	S/S	LCH	03/18/50	GBP 15,000,000	(802,499)	365,056	(1,167,555)
1.000%	6-Month GBP-LIBOR	S/S	LCH	06/17/50	20,700,000	(2,959,396)	381,122	(3,340,518)
						($16,788,220)	($1,475,906)	($15,312,314)

Total Interest Rate Swaps						($6,317,577)	($514,956)	($5,802,621)

Total Swap Agreements						($7,063,026)	($962,379)	($6,100,647)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,579,389,289	$-	$1,579,389,289	$-
	Senior Loan Notes	4,201,638	-	762,888	3,438,750
	Mortgage-Backed Securities	1,660,328,670	-	1,660,328,670	-
	Asset-Backed Securities	244,904,977	-	244,904,977	-
	U.S. Treasury Obligations	907,932,436	-	907,932,436	-
	Foreign Government Bonds & Notes	133,420,972	-	133,420,972	-
	Municipal Bonds	7,179,131	-	7,179,131	-
	Short-Term Investments	9,290,073	-	9,290,073	-
	Derivatives:
	Credit Contracts
	Swaps	706,806	-	706,806	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	52,261,405	-	52,261,405	-
	Interest Rate Contracts
	Futures	8,223,700	8,223,700	-	-
	Purchased Options	549,830	-	549,830	-
	Swaps	9,958,793	-	9,958,793	-

	Total Interest Rate Contracts	18,732,323	8,223,700	10,508,623	-

	Total Asset - Derivatives	71,700,534	8,223,700	63,476,834	-

	Total Assets	4,618,347,720	8,223,700	4,606,685,270	3,438,750

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(20,224,688)	-	(20,224,688)	-
	Reverse Repurchase Agreements	(125,140,625)	-	(125,140,625)	-
	Sale-buyback financing transactions	(369,062,751)	-	(369,062,751)	-
	Derivatives:
	Credit Contracts
	Swaps	(1,004,832)	-	(1,004,832)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(21,424,789)	-	(21,424,789)	-
	Written Options	(1,470,361)	-	(1,470,361)	-

	Total Foreign Currency Contracts	(22,895,150)	-	(22,895,150)	-

	Interest Rate Contracts
	Futures	(15,108,561)	(15,108,561)	-	-
	Written Options	(549,916)	-	(549,916)	-
	Swaps	(15,761,414)	-	(15,761,414)	-

	Total Interest Rate Contracts	(31,419,891)	(15,108,561)	(16,311,330)	-

	Total Liabilities - Derivatives	(55,319,873)	(15,108,561)	(40,211,312)	-

	Total Liabilities	(569,747,937)	(15,108,561)	(554,639,376)	-

	Total	$4,048,599,783	($6,884,861)	$4,052,045,894	$3,438,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 51.2%

Basic Materials - 1.2%

Anglo American Capital PLC (South Africa) 3.750% due 04/10/22 ~	$510,000	$497,263
4.125% due 09/27/22 ~	985,000	972,204
CNAC HK Finbridge Co Ltd (China) 3.000% due 07/19/20 ~	1,325,000	1,323,410
DuPont de Nemours Inc 3.766% due 11/15/20	1,730,000	1,735,695
International Flavors & Fragrances Inc 3.400% due 09/25/20	670,000	673,066
LyondellBasell Industries NV 6.000% due 11/15/21	2,565,000	2,658,261
Newmont Corp 3.625% due 06/09/21	4,600,000	4,660,219
POSCO (South Korea)
2.375% due 11/12/22 ~	2,080,000	2,089,290
2.375% due 01/17/23 ~	1,055,000	1,057,407
Syngenta Finance NV (Switzerland) 3.933% due 04/23/21 ~	1,115,000	1,051,011

		16,717,826

Communications - 3.1%

Axiata SPV2 Bhd (Malaysia) 3.466% due 11/19/20 ~	2,300,000	2,303,928
Baidu Inc (China)
2.875% due 07/06/22	1,675,000	1,675,883
3.500% due 11/28/22	1,430,000	1,456,174
Charter Communications Operating LLC
3.579% due 07/23/20	4,963,000	4,947,876
4.464% due 07/23/22	6,637,000	6,863,774
4.908% due 07/23/25	3,864,000	4,170,097
Comcast Corp
3.100% due 04/01/25	555,000	587,224
3.700% due 04/15/24	1,935,000	2,080,686
3.950% due 10/15/25	250,000	275,786
CSC Holdings LLC 10.875% due 10/15/25 ~	1,697,000	1,838,063
Expedia Group Inc 5.950% due 08/15/20	535,000	527,788
FOX Corp
3.050% due 04/07/25	350,000	349,454
3.666% due 01/25/22	1,880,000	1,921,509
4.030% due 01/25/24 #	780,000	811,925
JD.com Inc (China) 3.125% due 04/29/21	5,100,000	5,109,956
Sky Ltd (United Kingdom) 3.750% due 09/16/24 ~	710,000	752,671
Telefonica Emisiones SA (Spain) 5.134% due 04/27/20	2,650,000	2,654,441
The Interpublic Group of Cos Inc 3.500% due 10/01/20	475,000	467,827
Verizon Communications Inc
3.000% due 03/22/27	295,000	310,725
5.150% due 09/15/23	1,350,000	1,502,990
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	1,375,000	1,434,436
WPP Finance 2010 (United Kingdom) 3.625% due 09/07/22	565,000	562,557

		42,605,770

Consumer, Cyclical - 6.3%

American Airlines Pass-Through Trust ‘B’ 3.700% due 04/15/27	1,391,279	1,188,235

	Principal Amount	Value
AutoZone Inc 3.625% due 04/15/25	$920,000	$933,818
BMW US Capital LLC (Germany)
1.850% due 09/15/21 ~	2,450,000	2,408,963
2.207% (USD LIBOR + 0.500%) due 08/13/21 § ~	1,980,000	1,903,984
Daimler Finance North America LLC (Germany)
1.750% due 03/10/23 ~	3,105,000	2,927,326
2.200% due 05/05/20 ~	2,500,000	2,492,639
2.300% due 02/12/21 ~	4,525,000	4,412,011
Delta Air Lines Inc 2.600% due 12/04/20	1,255,000	1,198,342
Ford Motor Credit Co LLC
2.134% (USD LIBOR + 0.930%) due 09/24/20 §	3,930,000	3,733,803
3.087% due 01/09/23	2,065,000	1,868,825
3.350% due 11/01/22	2,055,000	1,900,875
3.470% due 04/05/21	750,000	723,525
3.813% due 10/12/21	905,000	868,800
5.875% due 08/02/21	525,000	517,125
General Motors Co 4.875% due 10/02/23	1,265,000	1,128,957
General Motors Financial Co Inc
2.900% due 02/26/25	3,270,000	2,835,729
3.200% due 07/13/20	2,530,000	2,522,765
3.200% due 07/06/21	895,000	855,314
4.200% due 03/01/21	185,000	178,098
4.200% due 11/06/21	2,435,000	2,316,841
Harley-Davidson Financial Services Inc
2.520% (USD LIBOR + 0.940%) due 03/02/21 § ~	1,550,000	1,548,863
2.550% due 06/09/22 ~	685,000	657,410
3.550% due 05/21/21 ~	500,000	508,588
4.050% due 02/04/22 ~	2,675,000	2,617,017
Hasbro Inc
2.600% due 11/19/22	1,550,000	1,531,198
3.000% due 11/19/24	2,085,000	2,138,300
Hyundai Capital America
2.375% due 02/10/23 ~	3,340,000	3,155,114
2.450% due 06/15/21 ~	1,350,000	1,335,651
2.550% due 04/03/20 ~	3,000,000	3,000,088
2.750% due 09/18/20 ~	3,000,000	3,007,353
2.850% due 11/01/22 ~	893,000	872,966
3.000% due 06/20/22 ~	1,950,000	1,895,699
3.950% due 02/01/22 ~	955,000	963,081
Lennar Corp 2.950% due 11/29/20	5,125,000	5,041,463
McDonald’s Corp 1.450% due 09/01/25	1,035,000	987,109
NIKE Inc 2.400% due 03/27/25	485,000	503,109
Nissan Motor Acceptance Corp
2.600% due 09/28/22 ~	1,685,000	1,607,271
3.650% due 09/21/21 ~	1,365,000	1,338,051
O’Reilly Automotive Inc 3.800% due 09/01/22	1,760,000	1,772,097
Panasonic Corp (Japan) 2.536% due 07/19/22 ~	1,395,000	1,375,252
QVC Inc 4.375% due 03/15/23	1,205,000	1,141,051
5.125% due 07/02/22	2,320,000	1,948,464
Target Corp 2.250% due 04/15/25	1,075,000	1,092,144
TJX Cos Inc 3.500% due 04/15/25 #	1,450,000	1,484,757
United Airlines Pass-Through Trust ‘B’ 3.500% due 11/01/29	750,000	633,492
Volkswagen Group of America Finance LLC (Germany)
2.500% due 09/24/21 ~	510,000	497,422
2.700% due 09/26/22 ~	1,190,000	1,152,148
3.875% due 11/13/20 ~	3,460,000	3,449,233
Walgreen Co 3.100% due 09/15/22	755,000	757,301

		84,927,667

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 8.8%

AbbVie Inc
2.300% due 05/14/21	$1,730,000	$1,725,318
2.600% due 11/21/24 ~	4,835,000	4,921,933
2.900% due 11/06/22	3,195,000	3,236,309
3.200% due 11/06/22	260,000	265,941
Allergan Finance LLC 3.250% due 10/01/22	330,000	331,233
Allergan Funding SCS 3.450% due 03/15/22	1,100,000	1,142,832
Altria Group Inc
3.490% due 02/14/22	1,300,000	1,315,294
3.800% due 02/14/24	3,330,000	3,382,219
AmerisourceBergen Corp 3.500% due 11/15/21	1,285,000	1,295,499
Archer-Daniels-Midland Co 2.750% due 03/27/25	545,000	556,700
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	6,175,000	6,089,280
Baxalta Inc 3.600% due 06/23/22	675,000	689,440
Baxter International Inc 3.750% due 10/01/25 ~	1,725,000	1,835,657
Bayer US Finance II LLC (Germany)
1.846% (USD LIBOR + 0.630%) due 06/25/21 § ~	2,035,000	1,970,222
3.500% due 06/25/21 ~	2,880,000	2,886,382
Becton Dickinson & Co
2.404% due 06/05/20	4,240,000	4,226,943
2.894% due 06/06/22	3,046,000	3,050,971
Bristol-Myers Squibb Co
2.600% due 05/16/22 ~	860,000	878,245
2.750% due 02/15/23 ~	1,320,000	1,366,258
2.875% due 02/19/21 ~	2,275,000	2,320,153
2.900% due 07/26/24 ~	1,780,000	1,890,188
3.250% due 02/20/23 ~	390,000	409,988
3.550% due 08/15/22 ~	3,060,000	3,228,936
3.625% due 05/15/24 ~	345,000	365,203
Bunge Ltd Finance Corp
3.000% due 09/25/22	4,810,000	4,759,845
3.500% due 11/24/20	5,140,000	5,183,392
4.350% due 03/15/24	235,000	243,879
Cardinal Health Inc
2.616% due 06/15/22	210,000	211,078
3.079% due 06/15/24	1,285,000	1,275,064
3.200% due 03/15/23	1,530,000	1,539,584
3.500% due 11/15/24	2,100,000	2,144,894
Cigna Corp
1.493% (USD LIBOR + 0.650%) due 09/17/21 §	1,060,000	1,018,657
3.000% due 07/15/23 ~	1,245,000	1,275,977
3.400% due 09/17/21	590,000	599,280
3.750% due 07/15/23	1,300,000	1,340,489
3.900% due 02/15/22 ~	1,040,000	1,063,877
4.125% due 09/15/20 ~	1,895,000	1,905,633
Conagra Brands Inc 2.552% (USD LIBOR + 0.750%) due 10/22/20 §	385,000	380,960
CVS Health Corp
2.625% due 08/15/24	615,000	618,086
3.350% due 03/09/21	2,584,000	2,602,673
3.700% due 03/09/23	4,175,000	4,351,422
EMD Finance LLC (Germany) 2.950% due 03/19/22 ~	800,000	812,026
Equifax Inc
2.300% due 06/01/21	1,025,000	997,155
3.600% due 08/15/21	195,000	194,636

	Principal Amount	Value
Express Scripts Holding Co 2.330% (USD LIBOR + 0.750%) due 11/30/20 §	$4,140,000	$4,104,864
Global Payments Inc 2.650% due 02/15/25	1,420,000	1,410,404
Humana Inc
2.900% due 12/15/22	340,000	338,678
3.150% due 12/01/22	800,000	799,134
3.850% due 10/01/24	120,000	122,268
4.500% due 04/01/25	2,015,000	2,104,113
Imperial Brands Finance PLC (United Kingdom)
2.950% due 07/21/20 ~	4,269,000	4,261,091
3.750% due 07/21/22 ~	2,920,000	2,922,594
Keurig Dr Pepper Inc 3.551% due 05/25/21	2,000,000	2,024,896
Kraft Heinz Foods Co 3.500% due 06/06/22	1,775,000	1,765,231
McKesson Corp 3.650% due 11/30/20	2,150,000	2,165,788
Moody’s Corp 3.750% due 03/24/25	2,185,000	2,298,066
PepsiCo Inc 2.250% due 03/19/25	1,130,000	1,173,852
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	2,245,000	2,307,908
5.750% due 04/07/21 ~	1,530,000	1,574,756
Perrigo Finance Unlimited Co
3.500% due 03/15/21	363,000	362,872
3.500% due 12/15/21	950,000	981,602
3.900% due 12/15/24	2,845,000	2,798,905
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	290,000	296,426
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21	3,015,000	3,055,994
Thermo Fisher Scientific Inc 4.133% due 03/25/25	725,000	777,706

		119,546,899

Diversified - 0.2%

CK Hutchison International 17 II Ltd (United Kingdom) 2.750% due 03/29/23 ~	2,200,000	2,252,255

Energy - 4.5%

Aker BP ASA (Norway) 3.000% due 01/15/25 ~	1,725,000	1,373,930
Cenovus Energy Inc (Canada) 3.000% due 08/15/22	2,320,000	1,655,424
Columbia Pipeline Group Inc 3.300% due 06/01/20	3,246,000	3,232,917
Diamondback Energy Inc 2.875% due 12/01/24	4,735,000	3,318,099
Energy Transfer Operating LP
2.900% due 05/15/25	440,000	372,817
3.600% due 02/01/23	675,000	600,861
4.250% due 03/15/23	1,300,000	1,166,653
5.875% due 01/15/24	4,150,000	3,928,953
Eni SPA (Italy) 4.000% due 09/12/23 ~	630,000	612,575
Enterprise Products Operating LLC 3.500% due 02/01/22	3,085,000	3,045,683
EOG Resources Inc 2.625% due 03/15/23	520,000	510,361
EQT Corp
3.000% due 10/01/22	3,940,000	3,319,450
4.875% due 11/15/21	491,000	402,478
Exxon Mobil Corp
1.902% due 08/16/22	645,000	653,953
2.992% due 03/19/25	1,725,000	1,818,860

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Marathon Oil Corp 2.800% due 11/01/22	$3,525,000	$2,701,543
MPLX LP
1.899% (USD LIBOR + 0.900%) due 09/09/21 §	500,000	472,593
2.099% (USD LIBOR + 1.100%) due 09/09/22 §	1,550,000	1,442,727
Occidental Petroleum Corp
2.600% due 08/13/21	1,795,000	1,437,439
2.700% due 08/15/22	1,705,000	1,216,400
Plains All American Pipeline LP 5.000% due 02/01/21	1,600,000	1,561,380
Reliance Holdings USA Inc (India) 5.400% due 02/14/22 ~	3,300,000	3,366,362
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	5,150,000	5,068,244
6.250% due 03/15/22	4,235,000	4,110,689
Saudi Arabian Oil Co (Saudi Arabia) 2.750% due 04/16/22 ~	3,415,000	3,347,923
Schlumberger Holdings Corp 3.750% due 05/01/24 ~	1,595,000	1,512,333
Spectra Energy Partners LP 4.600% due 06/15/21	1,870,000	1,846,246
The Williams Cos Inc
3.350% due 08/15/22	875,000	838,306
3.700% due 01/15/23	3,835,000	3,550,027
Western Midstream Operating LP 4.000% due 07/01/22	3,155,000	2,048,171

		60,533,397

Financial - 17.7%

ABN AMRO Bank NV (Netherlands) 2.208% (USD LIBOR + 0.570%) due 08/27/21 § ~	2,605,000	2,535,174
AerCap Ireland Capital DAC (Ireland)
3.950% due 02/01/22	2,875,000	2,506,362
4.450% due 12/16/21	2,895,000	2,582,515
AIA Group Ltd (Hong Kong) 1.636% (USD LIBOR + 0.520%) due 09/20/21 § ~	2,060,000	2,046,509
Air Lease Corp 2.250% due 01/15/23	1,480,000	1,237,965
2.500% due 03/01/21	950,000	874,011
3.500% due 01/15/22	900,000	820,815
American Express Co
3.000% due 02/22/21	2,810,000	2,829,448
3.700% due 08/03/23	170,000	178,932
American International Group Inc
4.875% due 06/01/22	1,420,000	1,469,261
6.400% due 12/15/20	1,180,000	1,213,786
American Tower Corp REIT 3.450% due 09/15/21	2,385,000	2,398,977
Aon Corp 2.200% due 11/15/22	715,000	712,488
Aon PLC 2.800% due 03/15/21	4,175,000	4,177,995
Avolon Holdings Funding Ltd (Ireland)
2.875% due 02/15/25 ~	1,700,000	1,322,154
3.625% due 05/01/22 ~	2,800,000	2,485,118
3.950% due 07/01/24 ~	560,000	469,561
5.125% due 10/01/23 ~	1,890,000	1,635,986
Banco del Estado de Chile (Chile) 2.704% due 01/09/25 ~	1,010,000	944,613
Banco Santander Chile (Chile) 2.500% due 12/15/20 ~	6,120,000	6,127,344
Banco Santander Mexico SA Institucion de Banca (Mexico) 4.125% due 11/09/22 ~	3,500,000	3,419,500

	Principal Amount	Value
Bank of America Corp
1.866% (USD LIBOR + 0.650%) due 06/25/22 §	$2,975,000	$2,906,773
2.186% (USD LIBOR + 0.380%) due 01/23/22 §	2,900,000	2,784,504
2.503% due 10/21/22	2,000,000	2,006,189
2.979% (USD LIBOR + 1.160%) due 01/20/23 §	4,085,000	3,908,481
Banque Federative du Credit Mutuel SA (France) 2.125% due 11/21/22 ~	2,480,000	2,306,070
Barclays Bank PLC (United Kingdom) 2.650% due 01/11/21	3,165,000	3,156,656
Barclays PLC (United Kingdom) 3.459% (USD LIBOR + 1.625%) due 01/10/23 §	2,985,000	2,871,396
BDO Unibank Inc (Philippines) 2.950% due 03/06/23 ~	3,700,000	3,672,520
BPCE SA (France) 2.903% (USD LIBOR + 1.220%) due 05/22/22 § ~	815,000	784,149
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	455,000	437,512
Capital One Financial Corp
2.400% due 10/30/20	1,375,000	1,372,294
3.200% due 01/30/23	1,335,000	1,321,234
3.500% due 06/15/23	965,000	960,586
3.900% due 01/29/24	1,290,000	1,296,093
Capital One NA
2.150% due 09/06/22	2,210,000	2,157,363
2.250% due 09/13/21	750,000	735,861
Citibank NA 2.844% due 05/20/22	2,610,000	2,615,348
Citigroup Inc
2.312% due 11/04/22	2,255,000	2,243,600
2.700% due 03/30/21	1,720,000	1,727,747
2.900% due 12/08/21	4,145,000	4,185,921
Citizens Bank NA
2.250% due 10/30/20	470,000	471,099
2.550% due 05/13/21	1,035,000	1,034,181
2.650% due 05/26/22	1,300,000	1,299,515
3.250% due 02/14/22	2,345,000	2,377,594
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	2,255,000	2,271,207
Credit Suisse AG (Switzerland) 2.100% due 11/12/21	2,520,000	2,510,551
Crown Castle International Corp REIT
2.250% due 09/01/21	5,895,000	5,816,845
3.400% due 02/15/21	1,175,000	1,183,227
Danske Bank AS (Denmark)
3.001% due 09/20/22 ~	2,585,000	2,561,178
5.000% due 01/12/22 ~	1,835,000	1,880,232
Deutsche Bank AG (Germany)
2.950% due 08/20/20	1,655,000	1,640,163
3.041% (USD LIBOR + 1.290%) due 02/04/21 §	2,190,000	2,107,050
3.150% due 01/22/21	1,875,000	1,832,783
3.375% due 05/12/21	225,000	213,212
Discover Bank
3.100% due 06/04/20	4,865,000	4,857,862
3.200% due 08/09/21	380,000	378,501
7.000% due 04/15/20	5,550,000	5,554,644
First Niagara Financial Group Inc 7.250% due 12/15/21	1,140,000	1,222,300
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	8,565,000	8,517,793
Highwoods Realty LP REIT 3.625% due 01/15/23	1,305,000	1,301,146
HSBC Bank USA NA 4.875% due 08/24/20	3,640,000	3,667,230

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
HSBC Holdings PLC (United Kingdom)
1.434% (USD LIBOR + 0.650%) due 09/11/21 §	$2,685,000	$2,625,749
2.950% due 05/25/21	3,220,000	3,241,409
ING Groep NV (Netherlands) 2.525% (USD LIBOR + 1.150%) due 03/29/22 §	1,970,000	1,900,034
KeyBank NA 3.300% due 02/01/22	3,200,000	3,273,497
Marsh & McLennan Cos Inc 3.875% due 03/15/24	1,115,000	1,169,839
Mitsubishi UFJ Financial Group Inc (Japan)
2.444% (USD LIBOR + 0.650%) due 07/26/21 §	655,000	627,909
2.654% (USD LIBOR + 0.860%) due 07/26/23 §	1,065,000	978,558
3.218% due 03/07/22	6,185,000	6,275,412
Morgan Stanley
2.750% due 05/19/22	2,005,000	2,027,917
5.500% due 07/24/20	1,900,000	1,918,718
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	1,550,000	1,402,509
Regions Bank
1.813% (USD LIBOR + 0.380%) due 04/01/21 §	4,645,000	4,547,687
3.374% due 08/13/21	3,335,000	3,340,786
Reinsurance Group of America Inc 5.000% due 06/01/21	410,000	425,342
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	4,190,000	4,189,493
Santander UK PLC (United Kingdom)
2.100% due 01/13/23	2,190,000	2,126,665
2.125% due 11/03/20	1,225,000	1,218,088
SBA Tower Trust REIT
2.836% due 01/15/25 ~	1,725,000	1,705,968
3.168% due 04/09/47 ~	2,360,000	2,348,792
3.448% due 03/15/48 ~	2,920,000	2,988,577
Standard Chartered PLC (United Kingdom)
2.744% due 09/10/22 ~	1,570,000	1,554,607
2.969% (USD LIBOR + 1.150%) due 01/20/23 § ~	1,460,000	1,410,623
State Street Corp 2.825% due 03/30/23 ~	625,000	631,131
Swedbank AB (Sweden) 2.650% due 03/10/21 ~	2,450,000	2,451,921
Synchrony Bank 3.000% due 06/15/22	705,000	700,161
Synchrony Financial 2.850% due 07/25/22	6,027,000	5,749,065
The Charles Schwab Corp 4.200% due 03/24/25	2,275,000	2,402,412
The Goldman Sachs Group Inc
2.875% due 02/25/21	3,085,000	3,096,743
2.904% (USD LIBOR + 1.110%) due 04/26/22 §	3,080,000	2,996,847
5.750% due 01/24/22	2,010,000	2,134,312
Trinity Acquisition PLC 3.500% due 09/15/21	1,045,000	1,008,144
Truist Bank
1.250% due 03/09/23	4,580,000	4,443,885
2.800% due 05/17/22	2,035,000	2,062,086
UBS Group AG (Switzerland)
2.903% (USD LIBOR + 1.220%) due 05/23/23 § ~	3,105,000	2,906,030
2.950% due 09/24/20 ~	3,815,000	3,821,724
3.000% due 04/15/21 ~	2,670,000	2,675,966
US Bank NA 2.114% (USD LIBOR + 0.320%) due 04/26/21 §	2,590,000	2,552,519

	Principal Amount	Value
Ventas Realty LP REIT 3.100% due 01/15/23	$455,000	$446,345
Wells Fargo & Co 3.500% due 03/08/22	1,290,000	1,315,887
Wells Fargo Bank NA
2.082% due 09/09/22	2,020,000	2,012,003
3.325% due 07/23/21	3,120,000	3,125,680
Willis Towers Watson PLC 5.750% due 03/15/21	3,592,000	3,681,980

		239,650,144

Industrial - 4.7%

3M Co 2.650% due 04/15/25	230,000	240,223
Amphenol Corp 2.050% due 03/01/25	1,580,000	1,499,354
Avnet Inc 3.750% due 12/01/21	1,520,000	1,550,263
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	475,000	479,909
Carrier Global Corp 2.242% due 02/15/25 ~	3,225,000	3,160,266
CNH Industrial Capital LLC
3.875% due 10/15/21	3,305,000	3,290,806
4.375% due 11/06/20	4,164,000	4,127,203
DAE Funding LLC (United Arab Emirates) 5.250% due 11/15/21 ~	3,080,000	2,816,275
Eagle Materials Inc 4.500% due 08/01/26	2,175,000	1,994,282
Eastern Creation II Investment Holdings Ltd (China) 2.750% due 09/26/20 ~	2,220,000	2,220,000
General Electric Co
2.700% due 10/09/22	2,015,000	1,984,560
3.150% due 09/07/22	970,000	981,181
3.450% due 05/15/24	905,000	895,790
4.650% due 10/17/21	1,760,000	1,795,698
5.300% due 02/11/21	235,000	238,593
Jabil Inc 5.625% due 12/15/20	1,025,000	1,023,645
Martin Marietta Materials Inc 2.333% (USD LIBOR + 0.650%) due 05/22/20 §	4,200,000	4,170,061
Northrop Grumman Corp 2.550% due 10/15/22	1,445,000	1,446,135
Otis Worldwide Corp 2.056% due 04/05/25 ~	1,870,000	1,834,448
Penske Truck Leasing Co LP
3.300% due 04/01/21 ~	5,780,000	5,807,623
3.375% due 02/01/22 ~	1,467,000	1,483,897
3.650% due 07/29/21 ~	580,000	587,544
Republic Services Inc 2.500% due 08/15/24	1,575,000	1,588,946
Roper Technologies Inc
2.350% due 09/15/24	670,000	652,618
3.000% due 12/15/20	435,000	435,326
3.125% due 11/15/22	2,755,000	2,707,101
3.650% due 09/15/23	695,000	715,754
Shanghai Electric Group Global Investment Ltd (China) 2.650% due 11/21/24 ~	3,900,000	3,971,428
SMBC Aviation Capital Finance DAC (Ireland) 2.650% due 07/15/21 ~	500,000	495,974
3.550% due 04/15/24 ~	695,000	743,155
4.125% due 07/15/23 ~	311,000	336,085
Vulcan Materials Co 1.341% (USD LIBOR + 0.600%) due 06/15/20 §	2,820,000	2,797,859
2.230% (USD LIBOR + 0.650%) due 03/01/21 §	5,380,000	5,175,569
		63,247,571

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Technology - 2.1%

Apple Inc 2.400% due 05/03/23	$1,340,000	$1,395,479
Broadcom Corp
2.200% due 01/15/21	3,210,000	3,169,205
3.000% due 01/15/22	2,530,000	2,508,726
Fiserv Inc 2.750% due 07/01/24	3,345,000	3,332,546
Intel Corp 3.400% due 03/25/25	1,815,000	1,964,658
International Business Machines Corp 2.850% due 05/13/22	2,810,000	2,888,735
Microchip Technology Inc 3.922% due 06/01/21	3,815,000	3,719,904
NXP BV (Netherlands)
3.875% due 09/01/22 ~	1,210,000	1,215,849
4.125% due 06/01/21 ~	1,260,000	1,272,234
4.625% due 06/01/23 ~	2,050,000	2,112,555
Oracle Corp 2.500% due 04/01/25 #	2,460,000	2,514,238
Texas Instruments Inc 1.375% due 03/12/25	940,000	932,759
Xerox Corp 2.800% due 05/15/20	724,000	723,032

		27,749,920

Utilities - 2.6%

American Electric Power Co Inc 3.650% due 12/01/21	280,000	283,620
CenterPoint Energy Inc 3.600% due 11/01/21	740,000	738,907
Dominion Energy Inc 2.579% due 07/01/20	1,895,000	1,892,828
Edison International
2.125% due 04/15/20	2,980,000	2,976,315
3.125% due 11/15/22	1,140,000	1,121,759
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	4,165,000	4,031,882
Exelon Corp 2.850% due 06/15/20	5,000,000	4,999,638
FirstEnergy Corp 2.850% due 07/15/22	3,135,000	3,061,103
Israel Electric Corp Ltd (Israel)
5.000% due 11/12/24 ~	1,750,000	1,837,509
6.875% due 06/21/23 ~	565,000	622,523
NextEra Energy Capital Holdings Inc 2.163% (USD LIBOR + 0.550%) due 08/28/21 §	2,085,000	2,043,290
NRG Energy Inc 3.750% due 06/15/24 ~	1,125,000	1,116,819
San Diego Gas & Electric Co 1.914% due 02/01/22	564,297	567,023
Sempra Energy
2.331% (USD LIBOR + 0.500%) due 01/15/21 §	1,103,000	1,044,970
2.875% due 10/01/22	145,000	145,658
Sinosing Services Pte Ltd (China) 2.250% due 02/20/25 ~	4,005,000	3,980,297
Vistra Operations Co LLC 3.550% due 07/15/24 ~	5,315,000	5,012,310

		35,476,451

Total Corporate Bonds & Notes (Cost $708,990,315)		692,707,900

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 17.3%

Collateralized Mortgage Obligations - Commercial - 2.9%

BAMLL Commercial Mortgage Securities Trust
1.555% (USD LIBOR + 0.850%) due 09/15/34 § ~	$4,770,000	$4,174,638
3.490% due 04/14/33 ~	1,775,000	1,855,844
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	318,866	317,995
Bank
2.056% due 11/15/62	933,809	939,253
2.263% due 08/15/61	875,995	881,512
BX Commercial Mortgage Trust
1.825% (USD LIBOR + 1.120%) due 12/15/36 § ~	1,365,000	1,261,290
1.955% (USD LIBOR + 1.250%) due 12/15/36 § ~	1,315,000	1,203,046
BX Trust 1.505% (USD LIBOR + 0.800%) due 05/15/35 § ~	2,735,000	2,480,889
CD Mortgage Trust 1.965% due 02/10/50	290,679	290,378
CGDB Commercial Mortgage Trust 2.355% (USD LIBOR + 1.650%) due 11/15/36 § ~	2,615,000	2,192,190
Commercial Mortgage Trust
3.633% due 02/10/37 § ~	2,115,000	1,712,162
4.701% due 03/10/47	930,000	954,125
4.731% due 08/10/47 § ~	710,000	612,119
Credit Suisse Mortgage Capital Certificates
2.135% (USD LIBOR + 1.430%) due 05/15/36 § ~	2,140,000	1,997,387
2.305% (USD LIBOR + 1.600%) due 05/15/36 § ~	1,575,000	1,440,867
CSAIL Commercial Mortgage Trust 2.360% due 06/15/52	1,092,946	1,105,257
Fontainebleau Miami Beach Trust 3.750% due 12/10/36 ~	2,460,000	2,027,187
Great Wolf Trust 2.338% (USD LIBOR + 1.633%) due 12/15/36 § ~	1,055,000	944,470
InTown Hotel Portfolio Trust
1.405% (USD LIBOR + 0.700%) due 01/15/33 § ~	835,000	775,193
1.955% (USD LIBOR + 1.250%) due 01/15/33 § ~	685,000	616,582
JP Morgan Chase Commercial Mortgage Securities Trust
2.055% (USD LIBOR + 1.350%) due 09/15/29 § ~	3,240,000	3,050,777
2.305% (USD LIBOR + 1.600%) due 09/15/29 § ~	1,025,000	966,986
4.388% due 07/15/46 ~	359,164	365,914
Morgan Stanley Bank of America Merrill Lynch Trust 4.110% due 10/15/47 §	775,000	809,117
New Orleans Hotel Trust 1.993% (USD LIBOR + 1.289%) due 04/15/32 § ~	3,355,000	2,916,972
RETL 1.855% (USD LIBOR + 1.150%) due 03/15/36 § ~	203,929	190,682
SLIDE 2.555% (USD LIBOR + 1.850%) due 06/15/31 § ~	1,286,040	1,163,513
WFRBS Commercial Mortgage Trust 4.697% due 04/15/45	1,590,000	1,619,164

		38,865,509

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 9.0%

Angel Oak Mortgage Trust 3.920% due 11/25/48 § ~	$4,461,562	$4,345,528
COLT Mortgage Loan Trust
2.764% due 08/25/49 § ~	2,220,692	2,169,913
3.337% due 05/25/49 § ~	875,965	858,165
3.470% due 07/27/48 § ~	892,870	884,406
3.542% due 07/27/48 § ~	432,763	428,665
3.705% due 03/25/49 § ~	4,093,323	4,080,991
3.763% due 10/26/48 § ~	456,533	453,555
4.006% due 12/28/48 § ~	617,450	614,552
Connecticut Avenue Securities Trust
1.697% (USD LIBOR + 0.750%) due 07/25/39 § ~	12,491	12,367
1.697% (USD LIBOR + 0.750%) due 09/25/39 § ~	1,088,129	1,063,058
1.747% (USD LIBOR + 0.800%) due 01/25/40 § ~	1,380,410	1,331,068
Deephave Residential Mortgage Trust
3.763% due 04/25/59 § ~	986,745	961,385
3.921% due 04/25/59 § ~	810,000	764,117
Deephaven Residential Mortgage Trust
2.577% due 10/25/47 § ~	867,271	870,467
2.711% due 10/25/47 § ~	73,728	73,996
2.813% due 10/25/47 § ~	68,877	69,126
2.976% due 12/25/57 § ~	812,324	806,321
3.485% due 12/26/46 § ~	195,168	192,211
3.963% due 08/25/58 § ~	82,737	81,530
Ellington Financial Mortgage Trust 2.739% due 11/25/59 § ~	1,071,607	1,038,772
Fannie Mae
1.797% (USD LIBOR + 0.850%) due 07/25/30 §	2,685,000	2,258,342
2.047% (USD LIBOR + 1.100%) due 11/25/29 §	2,985,000	2,670,286
2.147% (USD LIBOR + 1.200%) due 01/25/30 §	1,610,153	1,466,626
3.000% due 11/25/47	3,871,290	4,125,866
4.000% due 06/25/44	618,833	640,186
Fannie Mae Connecticut Avenue Securities
1.627% (USD LIBOR + 0.680%) due 10/25/30 §	270,831	266,411
1.667% (USD LIBOR + 0.720%) due 01/25/31 §	620,540	617,041
1.697% (USD LIBOR + 0.750%) due 06/25/39 § ~	327,188	319,909
2.297% (USD LIBOR + 1.350%) due 09/25/29 §	1,620,000	1,541,394
Flagstar Mortgage Trust
1.797% (USD LIBOR + 0.850%) due 03/25/50 § ~	1,318,039	1,240,584
4.000% due 09/25/48 § ~	2,312,815	2,378,896
Freddie Mac
1.697% (USD LIBOR + 0.750%) due 10/25/48 - 02/25/50 § ~	3,632,478	3,503,597
1.717% (USD LIBOR + 0.770%) due 11/25/49 § ~	670,641	650,481
1.911% (USD LIBOR + 1.100%) due 03/25/50 § ~	2,450,000	2,378,460
2.997% (USD LIBOR + 2.050%) due 07/25/49 § ~	743,547	613,745
3.590% due 10/25/46 §	1,251,975	1,219,662
3.811% due 05/25/47 § ~	420,627	416,042
3.911% (USD LIBOR + 3.100%) due 03/25/50 § ~	1,565,000	1,028,107
7.000% due 09/15/30	228,832	263,461
Freddie Mac STACR Trust 2.347% (USD LIBOR + 1.400%) due 02/25/49 § ~	1,155,000	981,504

	Principal Amount	Value
Freddie Mac Structured Agency Credit Risk Debt Notes
2.147% (USD LIBOR + 1.200%) due 10/25/29 §	$884,144	$863,348
3.811% due 05/25/48 § ~	329,480	318,806
3.980% due 09/25/47 § ~	120,986	117,858
4.148% due 08/25/48 § ~	163,839	159,998
FWD Securitization Trust 2.240% due 01/25/50 § ~	3,055,690	3,017,958
Galton Funding Mortgage Trust
2.310% due 01/25/60 § ~	1,267,814	1,235,498
2.832% due 01/25/60 § ~	1,085,000	865,477
3.339% due 10/25/59 § ~	680,000	582,727
3.500% due 11/25/57 § ~	1,592,789	1,584,475
4.000% due 02/25/59 § ~	1,990,133	1,975,637
Government National Mortgage Association 1.073% (USD LIBOR + 0.300%) due 09/20/48 §	491,227	486,204
GS Mortgage-Backed Securities Trust 2.460% due 07/25/44 § ~	136,627	124,419
Homeward Opportunities Fund I Trust
2.675% due 11/25/59 § ~	1,780,935	1,712,793
3.454% due 01/25/59 § ~	2,012,208	1,952,956
3.606% due 01/25/59 § ~	1,288,345	1,250,514
3.766% due 06/25/48 § ~	878,322	855,207
3.897% due 06/25/48 § ~	702,657	684,204
JP Morgan Mortgage Trust
3.500% due 06/25/50 § ~	3,156,110	3,182,284
3.500% due 08/25/50 § ~	1,318,750	1,369,773
New Residential Mortgage Loan Trust
2.464% due 01/26/60 § ~	1,292,875	1,284,241
2.710% due 11/25/59 § ~	2,105,520	2,093,235
2.802% due 07/25/49 § ~	2,020,164	1,985,559
3.086% due 07/25/49 § ~	795,571	782,036
3.986% due 11/25/48 § ~	1,581,118	1,580,950
OBX Trust
1.847% (USD LIBOR + 0.900%) due 06/25/59 § ~	1,120,149	1,094,103
1.897% (USD LIBOR + 0.950%) due 02/25/60 § ~	553,908	526,811
2.147% (USD LIBOR + 1.200%) due 06/25/59 § ~	988,794	947,675
3.500% due 12/25/49 § ~	876,240	896,438
3.500% due 02/25/60 § ~	1,949,909	1,916,400
Sequoia Mortgage Trust
3.500% due 02/25/48 § ~	2,213,841	2,202,756
4.000% due 06/25/48 § ~	2,259,362	2,291,937
4.000% due 08/25/48 § ~	2,179,284	2,199,923
4.000% due 10/25/48 § ~	572,150	573,031
4.500% due 08/25/48 § ~	537,953	545,293
STACR Trust
1.697% (USD LIBOR + 0.750%) due 09/25/48 § ~	696,477	686,981
1.747% (USD LIBOR + 0.800%) due 12/25/30 § ~	1,383,021	1,364,496
1.847% (USD LIBOR + 0.900%) due 09/25/48 § ~	1,025,000	921,061
1.897% (USD LIBOR + 0.950%) due 12/25/30 § ~	700,000	622,401
2.197% (USD LIBOR + 1.250%) due 02/25/47 § ~	1,025,841	976,170
Starwood Mortgage Residential Trust
2.408% due 02/25/50 § ~	832,498	799,690
2.610% due 09/27/49 § ~	307,105	295,743
2.916% due 09/27/49 § ~	686,722	661,366
2.941% due 06/25/49 § ~	1,612,965	1,611,673
3.299% due 06/25/49 § ~	1,097,767	1,097,149
3.468% due 02/25/49 § ~	728,940	726,252
Verus Securitization Trust
2.417% due 01/25/60 § ~	2,972,120	2,856,290
2.724% due 01/25/60 § ~	1,193,761	1,147,506
2.913% due 07/25/59 § ~	2,722,680	2,693,762
2.929% due 02/25/48 § ~	429,880	412,740

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
3.100% due 11/25/59 § ~	$1,207,157	$1,170,468
3.117% due 07/25/59 § ~	1,631,863	1,614,284
3.211% due 05/25/59 § ~	1,452,768	1,424,245
3.402% due 12/25/59 § ~	628,267	607,622
3.677% due 06/01/58 § ~	1,077,215	1,054,817
3.779% due 06/01/58 § ~	288,064	281,933
3.830% due 06/01/58 § ~	181,553	177,555
3.836% due 02/25/59 § ~	3,562,551	3,461,524
4.034% due 12/25/59 § ~	415,000	372,598
4.108% due 10/25/58 § ~	1,373,615	1,354,476

		121,334,119

Fannie Mae - 3.6%

3.000% due 09/01/28 - 02/01/35	7,296,961	7,706,317
3.500% due 01/01/44 - 11/01/47	4,506,204	4,816,310
3.556% (USD LIBOR + 1.556%) due 02/01/33 §	62,193	62,755
3.592% (USD LIBOR + 1.548%) due 01/01/35 §	5,603	5,700
3.784% (UST + 2.215%) due 02/01/33 §	46,201	46,625
3.830% (USD LIBOR + 1.621%) due 04/01/33 §	30,864	31,112
4.000% due 03/01/41 - 12/01/49	5,343,236	5,720,692
4.500% due 05/01/25 - 01/01/50	14,280,704	15,424,060
4.625% (USD LIBOR + 1.750%) due 05/01/33 §	38,567	38,704
4.669% (UST + 2.261%) due 06/01/33 §	490,041	496,883
4.830% (UST + 2.258%) due 06/01/35 §	151,361	152,837
5.000% due 07/01/24 - 02/01/49	5,011,220	5,479,113
5.500% due 01/01/36 - 06/01/39	2,071,422	2,352,187
6.000% due 03/01/37 - 02/01/49	5,098,249	5,881,204
6.500% due 05/01/33	512,675	607,960
7.000% due 05/01/33 - 06/01/33	279,049	314,405

		49,136,864

Freddie Mac - 0.3%

3.000% due 11/01/34	1,438,309	1,521,892
3.576% (UST + 1.951%) due 02/01/35 §	99,451	100,526
4.137% (USD LIBOR + 1.725%) due 03/01/35 §	272,177	274,477
4.220% (UST + 2.222%) due 09/01/35 §	528,812	535,178
4.354% (UST + 2.250%) due 08/01/35 §	368,298	372,860
4.500% due 12/01/49	591,473	638,258
5.500% due 07/01/38 - 06/01/41	513,445	582,964
7.000% due 03/01/39	325,156	384,973
7.500% due 06/01/38	329,295	390,674

		4,801,802

Government National Mortgage Association - 1.5%

3.250% (UST + 1.500%) due 09/20/34 §	531,483	551,994
4.000% (UST + 1.500%) due 01/20/35 §	732,588	756,852
4.000% due 08/20/48 - 11/20/49	2,438,765	2,597,536
4.500% due 01/20/48 - 04/01/50	4,743,135	5,037,112
5.000% due 12/20/34 - 05/20/48	5,436,490	5,895,819
5.500% due 07/15/20 - 02/20/49	4,041,246	4,443,919
6.000% due 01/15/22 - 07/15/36	567,510	621,649

		19,904,881

Total Mortgage-Backed Securities (Cost $240,322,469)		234,043,175

	Principal Amount	Value
ASSET-BACKED SECURITIES - 15.7%

Allegro CLO III Ltd (Cayman)
2.634% (USD LIBOR + 0.840%) due 07/25/27 § ~	$1,047,334	$1,035,001
Ally Auto Receivables Trust
2.460% due 09/15/22	405,000	403,846
2.930% due 11/15/23	565,000	564,338
American Express Credit Account Master Trust 3.070% due 10/15/24	6,695,000	6,876,544
AmeriCredit Automobile Receivables Trust
1.590% due 10/20/25	1,215,000	1,141,601
1.800% due 12/18/25	1,175,000	1,102,299
2.240% due 04/08/22	8,004,375	7,932,821
2.240% due 06/19/23	1,415,000	1,405,380
2.690% due 06/19/23	1,500,000	1,489,451
2.710% due 08/18/22	665,000	661,362
2.710% due 09/08/22	2,880,000	2,775,375
3.080% due 12/18/23	4,700,000	4,616,587
3.820% due 03/18/24	6,575,000	6,400,776
Applebee’s Funding LLC 4.194% due 06/07/49 ~	1,265,000	1,152,099
ARI Fleet Lease Trust
1.910% due 04/15/26 ~	214,319	213,946
2.550% due 10/15/26 ~	726,384	724,733
Ascentium Equipment Receivables Trust 2.290% due 06/10/21 ~	293,240	292,286
Avis Budget Rental Car Funding AESOP LLC
2.330% due 08/20/26 ~	930,000	827,745
2.500% due 07/20/21 ~	1,483,333	1,481,219
2.990% due 06/20/22 ~	995,000	973,925
3.350% due 09/22/25 ~	1,355,000	1,293,049
3.410% due 09/20/23 ~	1,135,000	1,108,478
3.700% due 03/20/23 ~	625,000	615,571
4.530% due 03/20/23 ~	850,000	840,752
4.950% due 03/20/25 ~	745,000	489,031
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 § ~	3,891,569	3,850,540
Bayview Opportunity Master Fund IVa Trust 3.500% due 06/28/57 § ~	3,349,525	3,304,894
Bayview Opportunity Master Fund IVb Trust
3.500% due 01/28/55 § ~	1,716,052	1,712,561
3.500% due 08/28/57 § ~	3,044,213	3,050,503
BlueMountain CLO Ltd (Cayman) 2.749% (USD LIBOR + 0.930%) due 07/18/27 § ~	2,385,000	2,339,429
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	662,440	657,983
Capital Auto Receivables Asset Trust
2.430% due 05/20/22 ~	520,000	515,425
2.650% due 01/20/24	5,000,000	4,986,546
2.700% due 09/20/22 ~	835,000	826,078
3.480% due 10/20/23 ~	585,000	585,809
3.690% due 12/20/23 ~	740,000	742,656
Carmax Auto Owner Trust 3.010% due 12/16/24	1,500,000	1,526,431
CBAM Ltd (Cayman) 3.111% (USD LIBOR + 1.280%) due 02/12/30 § ~	5,835,000	5,612,299
CNH Equipment Trust
3.010% due 04/15/24	1,495,000	1,487,544
3.470% due 10/15/25	795,000	796,355
Cole Park CLO Ltd (Cayman) 2.869% (USD LIBOR + 1.050%) due 10/20/28 § ~	2,540,000	2,491,020
Daimler Trucks Retail Trust
1.370% due 06/15/27	1,940,000	1,970,857
3.030% due 11/15/24 ~	740,000	740,474

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Elara HGV Timeshare Issuer LLC
2.530% due 02/25/27 ~	$216,203	$214,488
2.690% due 03/25/30 ~	676,271	663,912
2.730% due 04/25/28 ~	1,360,619	1,335,004
Enterprise Fleet Financing LLC 2.130% due 07/20/22 ~	16,032	16,022
Ford Credit Auto Lease Trust 2.050% due 06/15/23	1,040,000	1,001,145
Ford Credit Auto Owner Trust 3.520% due 07/15/30 ~	4,155,000	4,314,112
GM Financial Automobile Leasing Trust
2.730% due 09/20/21	1,055,000	1,055,062
3.110% due 12/20/21	1,380,000	1,379,508
3.370% due 10/20/22	3,420,000	3,416,278
3.500% due 04/20/22	775,000	777,869
3.560% due 12/20/22	2,140,000	2,159,797
GMF Floorplan Owner Revolving Trust
2.630% due 07/15/22 ~	1,750,000	1,728,946
2.700% due 04/15/24 ~	1,490,000	1,485,643
Golub Capital Partners CLO (Cayman) 2.969% (USD LIBOR + 1.150%) due 10/20/28 § ~	1,495,000	1,460,088
GreatAmerica Leasing Receivables Funding LLC 2.600% due 06/15/21 ~	800,912	802,150
Halcyon Loan Advisors Funding Ltd (Cayman) 3.502% (USD LIBOR + 1.700%) due 10/22/25 § ~	2,645,000	2,582,515
Hardee’s Funding LLC 4.250% due 06/20/48 ~	1,513,454	1,454,490
Hilton Grand Vacations Trust
1.770% due 11/25/26 ~	347,334	344,724
2.660% due 12/26/28 ~	276,576	272,608
2.960% due 12/26/28 ~	188,929	186,180
Hyundai Auto Receivables Trust
2.380% due 04/17/23	895,000	899,687
2.940% due 05/15/25	1,340,000	1,347,307
Madison Park Funding XVIII Ltd (Cayman) 3.009% (USD LIBOR + 1.190%) due 10/21/30 § ~	3,245,000	3,107,088
Madison Park Funding XXXVII Ltd (Cayman) 3.131% (USD LIBOR + 1.300%) due 07/15/32 § ~	925,000	883,893
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	335,591	334,848
MMAF Equipment Finance LLC 3.200% due 09/12/22 ~	2,010,000	2,007,836
MVW Owner Trust
2.150% due 04/22/30 ~	103,737	103,675
2.250% due 09/22/31 ~	420,982	416,600
2.420% due 12/20/34 ~	371,695	363,582
2.520% due 12/20/32 ~	124,278	122,670
2.750% due 12/20/34 ~	126,577	123,538
2.990% due 12/20/34 ~	341,557	333,357
Navient Private Education Refi Loan Trust
2.150% due 11/15/68 ~	4,645,000	4,576,863
2.390% due 05/15/68 ~	626,509	627,747
2.460% due 11/15/68 ~	1,455,000	1,486,612
2.530% due 02/18/42 ~	378,807	378,584
2.640% due 05/15/68 ~	2,755,000	2,830,950
2.820% due 02/15/68 ~	1,559,603	1,562,261
Navient Student Loan Trust 1.217% (USD LIBOR + 0.270%) due 02/27/68 § ~	3,685,773	3,662,002
Neuberger Berman CLO XVI-S Ltd (Cayman) 2.681% (USD LIBOR + 0.850%) due 01/15/28 § ~	3,250,000	3,166,565

	Principal Amount	Value
OCP CLO Ltd (Cayman)
2.614% (USD LIBOR + 0.820%) due 10/26/27 § ~	$4,027,614	$3,942,291
2.939% (USD LIBOR + 1.120%) due 07/20/29 § ~	4,175,000	4,034,695
OZLM VIII Ltd (Cayman) 3.006% (USD LIBOR + 1.170%) due 10/17/29 § ~	1,610,000	1,553,430
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	1,935,525	1,847,711
Santander Drive Auto Receivables Trust
2.580% due 05/16/22	81,515	81,460
2.790% due 01/16/24	1,115,000	1,105,348
2.960% due 03/15/24	7,720,000	7,680,890
3.210% due 09/15/23	1,680,000	1,678,598
3.270% due 01/17/23	352,305	352,666
3.350% due 07/17/23	835,000	832,132
4.020% due 04/15/22	1,483,277	1,483,334
Santander Retail Auto Lease Trust
2.520% due 11/20/24 ~	1,245,000	1,208,838
2.770% due 06/20/22 ~	1,520,000	1,525,636
2.880% due 06/20/24 ~	3,130,000	3,107,989
2.960% due 11/21/22 ~	1,115,000	1,113,341
3.300% due 05/22/23 ~	1,240,000	1,253,157
Sierra Timeshare Conduit Receivables Funding LLC 2.910% due 03/20/34 ~	200,899	198,455
Sierra Timeshare Receivables Funding LLC
2.330% due 07/20/33 ~	203,471	201,104
2.430% due 10/20/33 ~	840,890	830,202
2.580% due 09/20/32 ~	285,228	283,153
SLM Student Loan Trust
1.347% (USD LIBOR + 0.400%) due 03/25/25 §	2,407,930	2,302,487
2.444% (USD LIBOR + 0.650%) due 01/25/22 §	2,402,918	2,304,625
3.294% (USD LIBOR + 1.500%) due 04/25/23 §	298,117	295,535
3.494% (USD LIBOR + 1.700%) due 07/25/23 §	388,297	367,110
SMB Private Education Loan Trust
1.425% (USD LIBOR + 0.720%) due 01/15/37 § ~	3,929,428	3,601,128
1.705% (USD LIBOR + 1.000%) due 06/15/27 § ~	713,096	694,957
2.205% (USD LIBOR + 1.500%) due 04/15/32 § ~	2,250,000	2,254,941
Synchrony Card Funding LLC 2.340% due 06/15/25	3,455,000	3,414,376
Synchrony Card Issuance Trust 3.380% due 09/15/24	3,030,000	3,047,176
Towd Point Mortgage Trust
2.750% due 02/25/55 § ~	293,285	293,932
2.750% due 08/25/55 § ~	499,695	493,289
3.000% due 02/25/55 § ~	437,575	437,745
3.250% due 07/25/58 § ~	2,439,726	2,484,783
3.750% due 03/25/58 § ~	1,816,006	1,866,570
3.750% due 05/25/58 § ~	992,432	997,519
Toyota Auto Receivables Owner Trust 3.000% due 05/15/24	8,360,000	8,717,851
Verizon Owner Trust
1.940% due 04/22/24	2,180,000	2,086,989
2.530% due 04/20/22 ~	2,075,000	2,009,151
2.650% due 09/20/21 ~	865,000	862,231
Volvo Financial Equipment Master Owner Trust 1.205% (USD LIBOR + 0.500%) due 11/15/22 § ~	830,000	803,229

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
World Omni Auto Receivables Trust 1.640% due 08/17/26	$825,000	$805,899

Total Asset-Backed Securities (Cost $216,287,548)		213,057,778

U.S. TREASURY OBLIGATIONS - 14.4%

U.S. Treasury Notes - 14.4%

1.125% due 02/28/22	79,900,000	81,270,160
1.375% due 10/15/22	8,300,000	8,534,897
1.500% due 09/15/22 ‡	22,065,000	22,738,586
1.625% due 12/15/22	7,335,000	7,605,621
1.750% due 06/15/22	14,130,000	14,606,060
1.750% due 07/15/22	33,145,000	34,294,070
2.125% due 05/15/22	13,980,000	14,539,473
2.250% due 04/15/22	7,620,000	7,932,688
2.875% due 11/30/23	3,305,000	3,614,456

		195,136,011

Total U.S. Treasury Obligations (Cost $191,216,040)		195,136,011

SHORT-TERM INVESTMENTS - 1.8%

Commercial Paper - 0.8%

Boeing Co
2.216% due 11/16/20	2,615,000	2,519,019
2.376% due 11/04/20	2,695,000	2,600,264
Ford Motor Credit Co
2.975% due 08/04/20	1,115,000	1,084,752
3.296% due 07/27/20	1,445,000	1,408,345
Syngenta Wilmington (Switzerland) 2.401% due 06/25/20	3,250,000	3,225,893

		10,838,273

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $13,422,200; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $13,693,813)	13,422,200	13,422,200

Total Short-Term Investments (Cost $24,425,213)		24,260,473

TOTAL INVESTMENTS - 100.4% (Cost $1,381,241,585)		1,359,205,337

DERIVATIVES - 0.2%		3,753,602

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(8,709,624)

NET ASSETS - 100.0%		$1,354,249,315

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	06/20	1,904	$413,312,534	$419,608,874	$6,296,340
U.S. Treasury Ultra 10-Year Notes	06/20	23	3,385,705	3,588,719	203,014

					6,499,354

Short Futures Outstanding
U.S. Treasury 5-Year Notes	06/20	307	37,220,916	38,485,328	(1,264,412)
U.S. Treasury 10-Year Notes	06/20	351	47,150,979	48,679,312	(1,528,333)

					(2,792,745)

Total Futures Contracts					$3,706,609

(b)	Swap agreements outstanding as of March 31, 2020 were as follows:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG33 5Y	Q	1.000%	12/20/24	ICE	$6,577,000	($4,798)	($51,791)	$46,993

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$692,707,900	$-	$692,707,900	$-
	Mortgage-Backed Securities	234,043,175	-	234,043,175	-
	Asset-Backed Securities	213,057,778	-	213,057,778	-
	U.S. Treasury Obligations	195,136,011	-	195,136,011	-
	Short-Term Investments	24,260,473	-	24,260,473	-
	Derivatives:
	Credit Contracts
	Swaps	46,993	-	46,993	-
	Interest Rate Contracts
	Futures	6,499,354	6,499,354	-	-

	Total Asset - Derivatives	6,546,347	6,499,354	46,993	-

	Total Assets	1,365,751,684	6,499,354	1,359,252,330	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(2,792,745)	(2,792,745)	-	-

	Total Liabilities	(2,792,745)	(2,792,745)	-	-

	Total	$1,362,958,939	$3,706,609	$1,359,252,330	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 22.1%

Argentina - 0.1%

MSU Energy SA 6.875% due 02/01/25 ~	$1,400,000	$546,014
YPF SA 8.500% due 07/28/25 ~	525,000	275,491

		821,505

Azerbaijan - 0.8%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	3,839,000	3,937,586
State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	200,000	195,464
6.950% due 03/18/30 ~	2,074,000	2,079,185

		6,212,235

Bahrain - 0.4%

BBK BSC 5.500% due 07/09/24 ~	980,000	942,074
The Oil and Gas Holding Co BSCC
7.625% due 11/07/24 ~	760,000	687,800
8.375% due 11/07/28 ~	1,509,000	1,339,358

		2,969,232

Brazil - 2.5%

Braskem Netherlands Finance BV 5.875% due 01/31/50 ~	2,050,000	1,600,281
CSN Islands XI Corp 6.750% due 01/28/28 ~	1,465,000	944,910
NBM US Holdings Inc 7.000% due 05/14/26 ~	3,190,000	2,917,630
Petrobras Global Finance BV
5.093% due 01/15/30 ~	2,167,000	1,985,514
6.850% due 06/05/15	3,055,000	2,918,457
6.875% due 01/20/40	2,430,000	2,397,329
Rede D’or Finance SARL 4.500% due 01/22/30 ~	1,200,000	1,047,300
Rumo Luxembourg SARL 5.875% due 01/18/25 ~	975,000	907,964
Vale Overseas Ltd
6.875% due 11/21/36	2,300,000	2,577,874
6.875% due 11/10/39	2,350,000	2,615,115
Votorantim Cimentos International SA 7.250% due 04/05/41 ~	225,000	228,727

		20,141,101

Chile - 1.4%

Banco del Estado de Chile 3.875% due 02/08/22 ~	730,000	726,908
Corp Nacional del Cobre de Chile
4.250% due 07/17/42 ~	753,000	724,775
4.375% due 02/05/49 ~	1,323,000	1,281,720
4.500% due 08/01/47 ~	1,471,000	1,479,972
4.875% due 11/04/44 ~	2,122,000	2,191,378
5.625% due 10/18/43 ~	1,651,000	1,831,746
Empresa Nacional del Petroleo
3.750% due 08/05/26 ~	870,000	817,205
4.500% due 09/14/47 ~	1,938,000	1,547,319
VTR Finance BV 6.875% due 01/15/24 ~	1,159,000	1,059,031

		11,660,054

	Principal Amount	Value
China - 1.7%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	$1,910,000	$2,007,953
Central China Real Estate Ltd 8.750% due 01/23/21 ~	405,000	388,299
China Evergrande Group 7.500% due 06/28/23 ~	2,245,000	1,605,175
China Hongqiao Group Ltd 7.125% due 07/22/22 ~	645,000	511,162
China SCE Group Holdings Ltd 5.875% due 03/10/22 ~	1,195,000	1,078,455
CIFI Holdings Group Co Ltd
6.000% due 07/16/25 ~	415,000	365,217
6.875% due 04/23/21 ~	865,000	852,038
Scenery Journey Ltd 11.000% due 11/06/20 ~	1,010,000	962,668
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	1,723,000	1,720,634
6.300% due 11/12/40 ~	635,000	915,675
Sinopec Group Overseas Development 2012 Ltd 4.875% due 05/17/42 ~	880,000	1,104,834
Sunac China Holdings Ltd 7.500% due 02/01/24 ~	2,285,000	2,067,848

		13,579,958

Colombia - 1.0%

Banco de Bogota SA 6.250% due 05/12/26 ~	1,025,000	977,807
Bancolombia SA 4.625% due 12/18/29	1,640,000	1,447,300
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 3,198,000,000	720,392
Grupo Aval Ltd 4.375% due 02/04/30 ~	$1,380,000	1,112,625
Millicom International Cellular SA
5.125% due 01/15/28 ~	2,045,000	1,796,619
6.000% due 03/15/25 ~	1,005,000	979,880
6.625% due 10/15/26 ~	1,238,000	1,181,609

		8,216,232

Congo - 0.1%

HTA Group Ltd 9.125% due 03/08/22 ~	1,050,000	984,585

Costa Rica - 0.1%

Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	1,050,000	971,255

Georgia - 0.2%

Georgian Railway JSC 7.750% due 07/11/22 ~	930,000	928,908
TBC Bank JSC 5.750% due 06/19/24 ~	570,000	564,300

		1,493,208

India - 0.4%

Bharti Airtel Ltd 4.375% due 06/10/25 ~	2,160,000	2,006,283
Greenko Solar Mauritius Ltd 5.550% due 01/29/25 ~	1,320,000	1,108,822

		3,115,105

Indonesia - 2.2%

P.T. Indonesia Asahan Aluminium Persero
5.710% due 11/15/23 ~	1,431,000	1,465,422
6.757% due 11/15/48 ~	846,000	908,850
P.T. Pertamina Persero
4.175% due 01/21/50 ~	2,511,000	2,169,030
6.000% due 05/03/42 ~	5,339,000	5,685,396
6.500% due 11/07/48 ~	1,957,000	2,170,779

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
P.T. Perusahaan Listrik Negara
5.250% due 05/15/47 ~	$1,394,000	$1,366,545
5.500% due 11/22/21 ~	2,417,000	2,450,113
6.150% due 05/21/48 ~	1,318,000	1,437,022
P.T. Sri Rejeki Isman Tbk 7.250% due 01/16/25 ~	635,000	437,559

		18,090,716

Ireland - 0.6%

C&W Senior Financing DAC
6.875% due 09/15/27 ~	3,350,000	2,912,716
7.500% due 10/15/26 ~	2,120,000	1,956,829

		4,869,545

Israel - 0.4%

Teva Pharmaceutical Finance Netherlands III BV 2.800% due 07/21/23	3,490,000	3,206,420

Jamaica - 0.1%

Digicel Ltd 6.000% due 04/15/21 ~	1,500,000	868,050

Kazakhstan - 1.0%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	2,302,000	2,261,439
Halyk Savings Bank of Kazakhstan JSC 5.500% due 12/21/22 ~	728,962	718,917
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	1,941,000	2,028,345
KazMunayGas National Co JSC
5.375% due 04/24/30 ~	1,940,000	1,918,660
6.375% due 10/24/48 ~	1,063,000	1,057,153

		7,984,514

Luxembourg - 0.5%

Altice Financing SA 7.500% due 05/15/26 ~	3,795,000	3,711,700

Malaysia - 0.2%

Petronas Capital Ltd 7.875% due 05/22/22 ~	530,000	595,977
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	865,000	891,365

		1,487,342

Mexico - 3.8%

Alfa SAB de CV 6.875% due 03/25/44 ~	1,090,000	992,232
Axtel SAB de CV 6.375% due 11/14/24 ~	2,445,000	2,033,690
BBVA Bancomer SA 5.125% due 01/18/33 ~	3,535,000	2,953,758
Cemex SAB de CV
5.450% due 11/19/29 ~	3,470,000	2,828,917
7.750% due 04/16/26 ~	1,070,000	963,599
Comision Federal de Electricidad
4.875% due 01/15/24 ~	1,060,000	1,016,270
5.750% due 02/14/42 ~	1,545,000	1,444,575
8.180% due 12/23/27 ~	MXN 8,220,000	326,655

	Principal Amount	Value
Petroleos Mexicanos
5.350% due 02/12/28	$2,158,000	$1,507,455
6.350% due 02/12/48	1,796,000	1,141,008
6.750% due 09/21/47	7,561,000	4,912,344
6.950% due 01/28/60 ~	8,560,000	5,807,532
7.190% due 09/12/24 ~	MXN 33,000,000	1,112,867
7.690% due 01/23/50 ~	$4,130,000	2,912,910
Trust Fibra Uno 6.390% due 01/15/50 ~	1,140,000	1,060,548

		31,014,360

Morocco - 0.2%

OCP SA 6.875% due 04/25/44 ~	1,430,000	1,569,425

Pakistan - 0.3%

The Third Pakistan International Sukuk Co Ltd
5.500% due 10/13/21 ~	722,000	692,646
5.625% due 12/05/22 ~	1,543,000	1,447,501

		2,140,147

Panama - 0.0%

Cable Onda SA 4.500% due 01/30/30 ~	390,000	345,365

Peru - 0.2%

Banco de Credito del Peru 4.850% due 10/30/20 ~	PEN 512,000	150,003
Patrimonio EN Fideicomiso 5.750% due 04/03/28 ~	$865,000	759,939
Petroleos del Peru SA 5.625% due 06/19/47 ~	1,253,000	1,141,929

		2,051,871

Philippines - 0.4%

Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	2,728,000	3,203,623

Russia - 0.3%

Koks OAO 7.500% due 05/04/22 ~	380,000	360,402
SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	1,694,000	1,705,328
TMK OAO 4.300% due 02/12/27 ~	550,000	482,025

		2,547,755

Saudi Arabia - 0.2%

Acwa Power Management & Investments One Ltd 5.950% due 12/15/39 ~	1,195,000	1,087,450
Arabian Centres Sukuk Ltd 5.375% due 11/26/24 ~ ±	980,000	705,600

		1,793,050

South Africa - 0.7%

Absa Group Ltd 6.250% due 04/25/28 ~	1,775,000	1,567,325
Eskom Holdings SOC Ltd
7.125% due 02/11/25 ~	2,269,000	1,634,574
8.450% due 08/10/28 ~	708,000	491,519
Gold Fields Orogen Holdings BVI Ltd 6.125% due 05/15/29 ~	1,040,000	988,572
Liquid Telecommunications Financing PLC 8.500% due 07/13/22 ~	805,000	627,385

		5,309,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Ukraine - 0.7%

Metinvest BV
7.750% due 04/23/23 ~	$490,000	$361,375
7.750% due 10/17/29 ~	755,000	509,625
8.500% due 04/23/26 ~	680,000	483,810
MHP Lux SA 6.950% due 04/03/26 ~	1,220,000	989,882
MHP SE 7.750% due 05/10/24 ~	1,325,000	1,127,063
Ukraine Railways 9.875% due 09/15/21 ~	181,500	171,510
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/25 ~	1,278,000	1,200,771
VF Ukraine PAT via VFU Funding PLC 6.200% due 02/11/25 ~	960,000	806,400

		5,650,436

United Kingdom - 0.7%

Standard Chartered Bank
6.625% due 05/17/33 ~	IDR 13,600,000,000	718,190
7.000% due 05/24/27 ~	34,179,000,000	1,998,501
8.250% due 05/19/36 ~	10,824,000,000	646,614
8.375% due 03/19/24 ~	4,364,000,000	278,718
8.375% due 03/17/34 ~	9,864,000,000	601,456
9.000% due 03/20/29 ~	3,534,000,000	228,824
10.500% due 08/19/30 ~	2,589,000,000	182,897
11.000% due 09/17/25 ~	8,000,000,000	563,535
12.800% due 06/17/21 ~	2,295,000,000	152,627

		5,371,362

United States - 0.4%

JBS Investments II GmbH 5.750% due 01/15/28 ~	$3,155,000	3,079,438

Venezuela - 0.5%

Petroleos de Venezuela SA
5.375% due 04/12/27 * Y ~	1,432,000	100,240
8.500% due 10/27/20 * Y ~	21,468,500	3,461,795
9.000% due 11/17/21 * Y ~	1,780,581	124,641
9.750% due 05/17/35 * Y ~	2,733,498	191,345
12.750% due 02/17/22 * Y ~	1,152,000	80,640

		3,958,661

Total Corporate Bonds & Notes (Cost $208,172,096)		178,417,625

SENIOR LOAN NOTES - 0.5%

United Arab Emirates - 0.5%

Dubai World Term B1 2.375% Cash or 1.750% PIK due 09/30/22	4,171,844	3,890,244

Total Senior Loan Notes (Cost $3,921,592)		3,890,244

FOREIGN GOVERNMENT BONDS & NOTES - 71.0%

Angola - 0.7%

Angolan Government
8.000% due 11/26/29 ~	2,493,000	1,040,828
8.250% due 05/09/28 ~	1,684,000	701,493

	Principal Amount	Value
9.125% due 11/26/49 ~	$3,337,000	$1,353,754
9.375% due 05/08/48 ~	4,137,000	1,649,579
9.500% due 11/12/25 ~	2,833,000	1,220,658

		5,966,312

Argentina - 2.4%

Argentina POM Politica Monetaria 38.039% (ARS Reference + 0.000%) due 06/21/20 § Ω	ARS 202,775,687	1,488,881
Argentine Republic Government
3.750% due 12/31/38 §	$6,438,197	1,952,802
4.625% due 01/11/23	6,227,000	1,805,892
5.625% due 01/26/22	5,009,000	1,477,655
5.875% due 01/11/28	3,920,000	1,072,159
6.875% due 04/22/21	12,112,000	3,542,760
6.875% due 01/11/48	12,777,000	3,370,061
7.500% due 04/22/26	3,930,000	1,110,264
7.625% due 04/22/46	5,163,000	1,342,432
8.280% due 12/31/33	2,762,916	992,239
Bonos del Tesoro Nacional en Pesos Badlar 36.575% (ARS Deposit + 2.000%) due 04/03/22 § Ω	ARS 26,733,361	179,135
Ciudad Autonoma De Buenos Aires 32.413% (ARS Deposit + 3.250%) due 03/29/24 § Ω	38,443,275	303,423
Provincia de Buenos Aires 37.463% (ARS Deposit + 3.750%) due 04/12/25 § ~ Ω	54,032,000	301,332

		18,939,035

Bahrain - 0.4%

Bahrain Government
7.000% due 10/12/28 ~	$510,000	467,344
7.500% due 09/20/47 ~	3,565,000	3,016,525

		3,483,869

Belarus - 0.7%

Republic of Belarus
6.200% due 02/28/30 ~	862,000	788,533
6.875% due 02/28/23 ~	2,796,000	2,752,998
7.625% due 06/29/27 ~	1,836,000	1,852,322

		5,393,853

Brazil - 6.5%

Brazil Letras do Tesouro Nacional 5.842% due 07/01/23	BRL 119,697,000	19,152,289
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/27	67,929,000	14,838,887
10.000% due 01/01/29	21,748,000	4,771,641
10.000% due 01/01/31	22,461,000	4,823,718
Brazilian Government
4.625% due 01/13/28	$1,967,000	2,102,723
5.000% due 01/27/45	1,777,000	1,701,478
5.625% due 01/07/41	581,000	596,112
5.625% due 02/21/47	1,004,000	1,040,154
6.000% due 04/07/26	1,027,000	1,170,267
7.125% due 01/20/37	1,083,000	1,284,481
8.250% due 01/20/34	789,000	1,005,983

		52,487,733

Chile - 0.8%

Bonos de la Tesoreria de la Republica
1.500% due 03/01/26 ^	CLP 3,660,474,880	4,615,331
1.900% due 09/01/30 ^	200,182,220	267,989
2.000% due 03/01/35 ^	200,182,220	272,082

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/30 ~	CLP 890,000,000	$1,140,350
Chile Government 3.240% due 02/06/28	$500,000	530,943

		6,826,695

Colombia - 3.6%

Colombia Government
3.875% due 04/25/27	1,950,000	1,943,258
4.000% due 02/26/24	1,739,000	1,766,233
5.000% due 06/15/45	1,380,000	1,428,300
5.625% due 02/26/44	2,253,000	2,495,885
6.125% due 01/18/41	2,103,000	2,430,732
7.375% due 09/18/37	1,590,000	1,995,935
8.125% due 05/21/24	2,123,000	2,467,934
Colombian TES
4.750% due 02/23/23 ^	COP 11,050,563,704	2,909,315
5.750% due 11/03/27	832,300,000	190,147
6.000% due 04/28/28	1,603,000,000	368,577
6.250% due 11/26/25	1,327,100,000	316,884
7.000% due 05/04/22	14,750,900,000	3,771,770
7.250% due 10/18/34	3,254,100,000	804,148
7.500% due 08/26/26	16,405,200,000	4,137,651
10.000% due 07/24/24	6,235,600,000	1,755,296

		28,782,065

Costa Rica - 0.1%

Costa Rica Government
5.625% due 04/30/43 ~	$660,000	482,001
6.125% due 02/19/31 ~	680,000	577,660
7.000% due 04/04/44 ~	200,000	162,061

		1,221,722

Croatia - 1.0%

Croatia Government
6.000% due 01/26/24 ~	3,120,000	3,386,760
6.375% due 03/24/21 ~	1,934,000	1,982,042
6.625% due 07/14/20 ~	2,333,000	2,351,301

		7,720,103

Czech Republic - 0.5%

Czech Republic Government
0.950% due 05/15/30 ~	CZK 19,590,000	758,166
1.000% due 06/26/26 ~	1,690,000	67,647
2.000% due 10/13/33	72,870,000	3,014,204
4.200% due 12/04/36 ~	3,230,000	177,015

		4,017,032

Dominican Republic - 2.7%

Dominican Republic
5.500% due 01/27/25 ~	$1,154,000	1,117,932
5.875% due 04/18/24 ~	2,470,000	2,454,550
6.000% due 07/19/28 ~	4,197,000	4,013,979
6.500% due 02/15/48 ~	900,000	801,000
6.600% due 01/28/24 ~	1,555,000	1,537,514
6.850% due 01/27/45 ~	6,730,000	6,242,075
6.875% due 01/29/26 ~	3,040,000	3,050,769
7.450% due 04/30/44 ~	1,453,000	1,423,940
7.500% due 05/06/21 ~	673,333	675,360
9.750% due 06/05/26 ~	DOP 15,250,000	255,999

		21,573,118

Ecuador - 2.7%

Ecuador Government
7.875% due 01/23/28 ~	$6,896,000	1,956,562
7.950% due 06/20/24 ~	4,527,000	1,290,195
8.750% due 06/02/23 ~	2,943,000	882,900

	Principal Amount	Value
8.875% due 10/23/27 ~	$8,470,000	$2,170,522
9.500% due 03/27/30 ~	8,217,000	2,465,100
9.625% due 06/02/27 ~	4,447,000	1,222,925
9.650% due 12/13/26 ~	16,838,000	4,462,070
10.750% due 03/28/22 ~	9,683,000	3,038,138
10.750% due 01/31/29 ~	14,790,000	4,252,125

		21,740,537

Egypt - 2.3%

Egypt Government
6.588% due 02/21/28 ~	2,373,000	2,031,881
7.500% due 01/31/27 ~	4,110,000	3,753,770
7.600% due 03/01/29 ~	4,322,000	3,884,268
7.903% due 02/21/48 ~	3,202,000	2,613,613
8.150% due 11/20/59 ~	200,000	164,008
8.500% due 01/31/47 ~	2,782,000	2,294,154
8.700% due 03/01/49 ~	3,735,000	3,118,240
15.900% due 07/02/24	EGP 4,560,000	310,327
16.100% due 05/07/29	4,558,000	326,757

		18,497,018

El Salvador - 1.5%

El Salvador Government
5.875% due 01/30/25 ~	$1,046,000	927,012
6.375% due 01/18/27 ~	3,785,000	3,344,208
7.125% due 01/20/50 ~	3,147,000	2,451,513
7.625% due 02/01/41 ~	1,798,000	1,492,907
7.650% due 06/15/35 ~	1,367,000	1,176,037
8.250% due 04/10/32 ~	958,000	882,557
8.625% due 02/28/29 ~	2,029,000	1,985,463

		12,259,697

Gabon - 0.8%

Gabon Government 6.375% due 12/12/24 ~	4,227,221	2,964,339
Republic of Gabon 6.625% due 02/06/31 ~	5,737,000	3,550,261

		6,514,600

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	1,500,000	1,510,902

Ghana - 0.8%

Ghana Government
7.625% due 05/16/29 ~	849,000	614,290
7.875% due 03/26/27 ~	692,000	515,765
7.875% due 02/11/35 ~	621,000	440,289
8.125% due 01/18/26 ~	570,000	451,047
8.125% due 03/26/32 ~	1,130,000	806,487
8.627% due 06/16/49 ~	1,540,000	1,089,712
8.750% due 03/11/61 ~	517,000	361,075
8.950% due 03/26/51 ~	2,893,000	2,056,234

		6,334,899

Hungary - 1.5%

Hungary Government
3.000% due 10/27/27	HUF 170,800,000	551,888
3.000% due 08/21/30	542,600,000	1,698,754
5.375% due 02/21/23	$3,198,000	3,449,283
5.375% due 03/25/24	1,816,000	2,005,263
5.750% due 11/22/23	2,738,000	3,023,382
6.750% due 10/22/28	HUF 219,260,000	887,082
7.625% due 03/29/41	$422,000	660,470

		12,276,122

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
India - 0.2%

Export-Import Bank of India
3.375% due 08/05/26 ~	$680,000	$650,516
4.000% due 01/14/23 ~	1,180,000	1,182,744

		1,833,260

Indonesia - 4.8%

Indonesia Government
4.125% due 01/15/25 ~	1,268,000	1,308,549
4.750% due 07/18/47 ~	1,242,000	1,305,084
5.125% due 01/15/45 ~	2,930,000	3,282,198
5.250% due 01/17/42 ~	863,000	990,749
5.250% due 01/08/47 ~	1,962,000	2,182,257
5.950% due 01/08/46 ~	1,441,000	1,707,342
Indonesia Treasury
6.125% due 05/15/28	IDR 11,129,000,000	601,357
6.625% due 05/15/33	35,557,000,000	1,877,697
7.000% due 05/15/27	11,827,000,000	691,544
7.000% due 09/15/30	37,027,000,000	2,128,315
7.500% due 08/15/32	34,797,000,000	1,973,787
7.500% due 06/15/35	23,003,000,000	1,324,795
7.500% due 05/15/38	2,751,000,000	153,486
8.250% due 05/15/29	93,126,000,000	5,809,519
8.250% due 05/15/36	15,719,000,000	939,036
8.375% due 03/15/24	48,397,000,000	3,090,996
8.375% due 09/15/26	70,264,000,000	4,447,251
8.375% due 04/15/39	34,615,000,000	2,129,151
Perusahaan Penerbit SBSN Indonesia III
4.325% due 05/28/25 ~	$680,000	688,248
4.550% due 03/29/26 ~	1,874,000	1,932,005

		38,563,366

Iraq - 0.1%

Iraq Government 5.800% due 01/15/28 ~	1,000,000	765,000

Ivory Coast - 0.6%

Ivory Coast Government
5.875% due 10/17/31 ~	EUR 1,968,000	1,863,792
6.375% due 03/03/28 ~	$1,020,000	939,807
6.875% due 10/17/40 ~	EUR 2,086,000	1,983,738

		4,787,337

Jamaica - 0.1%

Jamaica Government 7.875% due 07/28/45	$910,000	983,087

Jordan - 0.1%

Jordan Government 5.750% due 01/31/27 ~	800,000	709,396

Kazakhstan - 0.3%

Kazakhstan Government 6.500% due 07/21/45 ~	1,560,000	2,050,589

Kenya - 0.4%

Kenya Government
7.000% due 05/22/27 ~	600,000	556,500
8.000% due 05/22/32 ~	1,225,000	1,136,172
8.250% due 02/28/48 ~	2,029,000	1,883,084

		3,575,756

	Principal Amount	Value
Lebanon - 0.9%

Lebanon Government
5.800% due 04/14/20 Y ~	$2,762,000	$546,876
6.000% due 01/27/23 Y ~	625,000	122,213
6.100% due 10/04/22 Y ~	8,754,000	1,685,145
6.150% due 06/19/20 Y	4,785,000	926,280
6.375% due 03/09/20 Y	3,881,000	776,200
6.600% due 11/27/26 Y ~	1,348,000	261,512
6.850% due 03/23/27 Y ~	3,735,000	719,884
7.000% due 03/23/32 Y ~	2,245,000	436,787
7.050% due 11/02/35 Y ~	119,000	23,029
7.250% due 03/23/37 Y ~	1,408,000	259,691
8.250% due 04/12/21 Y ~	8,247,000	1,608,000

		7,365,617

Malaysia - 1.4%

Malaysia Government
3.478% due 06/14/24	MYR 14,550,000	3,436,373
3.733% due 06/15/28	3,296,000	777,151
3.828% due 07/05/34	4,663,000	1,094,552
3.844% due 04/15/33	1,453,000	343,059
3.885% due 08/15/29	2,084,000	502,614
3.899% due 11/16/27	569,000	135,853
3.900% due 11/30/26	3,159,000	756,312
3.906% due 07/15/26	9,483,000	2,272,536
4.181% due 07/15/24	1,281,000	309,894
4.232% due 06/30/31	1,769,000	428,315
4.498% due 04/15/30	3,533,000	866,476
4.642% due 11/07/33	1,166,000	294,757
4.921% due 07/06/48	825,000	214,642
4.935% due 09/30/43	353,000	90,915

		11,523,449

Mexico - 3.0%

Mexican Bonos
7.500% due 06/03/27	MXN 20,820,000	892,884
7.750% due 11/23/34	85,590,000	3,682,544
8.000% due 11/07/47	45,530,000	1,918,354
8.500% due 05/31/29	61,140,000	2,784,180
8.500% due 11/18/38	71,580,000	3,191,612
10.000% due 12/05/24	124,360,000	5,928,757
Mexico Government
4.350% due 01/15/47	$1,145,000	1,118,173
4.750% due 03/08/44	922,000	938,135
5.550% due 01/21/45	1,236,000	1,397,916
5.750% due 10/12/10	1,224,000	1,274,502
6.050% due 01/11/40	680,000	812,719

		23,939,776

Mongolia - 0.2%

Development Bank of Mongolia LLC 7.250% due 10/23/23 ~	871,000	753,385
Mongolia Government 5.625% due 05/01/23 ~	833,000	749,673

		1,503,058

Morocco - 0.3%

Morocco Government
4.250% due 12/11/22 ~	2,030,000	2,020,903
5.500% due 12/11/42 ~	533,000	568,472

		2,589,375

Nigeria - 0.7%

Nigeria Government
6.500% due 11/28/27 ~	2,102,000	1,471,046
7.625% due 11/28/47 ~	3,314,000	2,226,677
7.696% due 02/23/38 ~	951,000	650,060
8.747% due 01/21/31 ~	1,741,000	1,267,016
9.248% due 01/21/49 ~	620,000	441,286

		6,056,085

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Oman - 0.6%

Oman Government
4.750% due 06/15/26 ~	$649,000	$466,956
6.500% due 03/08/47 ~	5,042,000	3,321,926
6.750% due 01/17/48 ~	2,181,000	1,455,818

		5,244,700

Pakistan - 1.0%

Pakistan Government
6.875% due 12/05/27 ~	5,007,000	4,184,600
8.250% due 04/15/24 ~	3,340,000	2,971,431
8.250% due 09/30/25 ~	997,000	878,223

		8,034,254

Panama - 1.2%

Panama Government
4.000% due 09/22/24	841,000	875,481
4.300% due 04/29/53	2,061,000	2,239,410
4.500% due 05/15/47	932,000	1,030,154
6.700% due 01/26/36	1,822,000	2,357,786
7.125% due 01/29/26	335,000	407,378
8.875% due 09/30/27	831,000	1,131,035
9.375% due 04/01/29	1,048,000	1,494,503

		9,535,747

Paraguay - 0.2%

Paraguay Government
4.625% due 01/25/23 ~	860,000	872,909
4.700% due 03/27/27 ~	730,000	744,607

		1,617,516

Peru - 2.8%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 2,074,000	645,094
Peru Government
5.400% due 08/12/34 ~	6,839,000	1,992,543
5.350% due 08/12/40 ~	3,386,000	956,571
Peruvian Government
5.625% due 11/18/50	$4,608,000	6,913,406
6.950% due 08/12/31 ~	PEN 14,209,000	4,755,429
7.350% due 07/21/25	$1,931,000	2,459,621
8.750% due 11/21/33	3,237,000	5,159,001

		22,881,665

Philippines - 1.3%

Philippine Government
3.900% due 11/26/22	PHP 19,000,000	373,209
4.950% due 01/15/21	9,000,000	175,637
6.250% due 01/14/36	8,000,000	196,861
7.750% due 01/14/31	$2,243,000	3,188,052
9.500% due 02/02/30	1,956,000	2,958,139
10.625% due 03/16/25	1,092,000	1,441,968
Philippine Government International Bond 6.375% due 10/23/34	1,694,000	2,262,241

		10,596,107

Poland - 1.3%

Republic of Poland Government
2.750% due 04/25/28	PLN 7,581,000	1,972,500
2.750% due 10/25/29	30,975,000	8,210,354

		10,182,854

	Principal Amount	Value
Qatar - 2.4%

Qatar Government
3.250% due 06/02/26 ~	$2,682,000	$2,722,756
4.000% due 03/14/29 ~	3,006,000	3,227,212
4.817% due 03/14/49 ~	7,784,000	9,205,810
5.103% due 04/23/48 ~	3,169,000	3,858,320

		19,014,098

Romania - 0.7%

Romanian Government
3.375% due 01/28/50 ~	EUR 1,150,000	1,139,469
4.375% due 08/22/23 ~	$2,292,000	2,377,180
6.125% due 01/22/44 ~	322,000	371,763
6.750% due 02/07/22 ~	1,318,000	1,381,449

		5,269,861

Russia - 3.1%

Russian Federal
4.250% due 06/23/27 ~	2,400,000	2,521,032
4.375% due 03/21/29 ~	1,800,000	1,930,389
5.250% due 06/23/47 ~	4,000,000	4,859,200
6.900% due 05/23/29	RUB 111,195,000	1,444,091
7.050% due 01/19/28	173,106,000	2,265,310
7.250% due 05/10/34	21,504,000	286,278
7.400% due 12/07/22	21,907,000	286,806
7.400% due 07/17/24	78,053,000	1,027,584
7.700% due 03/23/33	198,158,000	2,735,357
7.750% due 09/16/26	216,106,000	2,927,144
7.950% due 10/07/26	39,027,000	533,846
8.500% due 09/17/31	270,104,000	3,935,870

		24,752,907

Saudi Arabia - 1.2%

Saudi Government
3.750% due 01/21/55 ~	$2,165,000	2,003,188
5.000% due 04/17/49 ~	3,408,000	3,695,755
5.250% due 01/16/50 ~	3,685,000	4,141,011

		9,839,954

Senegal - 0.1%

Senegal Government 6.750% due 03/13/48 ~	1,019,000	843,606

South Africa - 2.1%

Republic of South Africa Government
4.300% due 10/12/28	3,732,000	3,077,056
5.000% due 10/12/46	537,000	374,423
5.650% due 09/27/47	1,831,000	1,359,518
5.750% due 09/30/49	1,361,000	993,503
5.875% due 05/30/22	915,000	932,230
5.875% due 06/22/30	802,000	701,822
7.000% due 02/28/31	ZAR 2,666,000	110,289
8.000% due 01/31/30	49,743,537	2,283,522
8.250% due 03/31/32	53,082,000	2,361,690
8.750% due 01/31/44	21,447,048	908,157
8.750% due 02/28/48	59,265,569	2,488,686
8.875% due 02/28/35	15,962,040	719,994
9.000% due 01/31/40	20,700,000	911,149
10.500% due 12/21/26	2,518,000	143,779

		17,365,818

Sri Lanka - 0.7%

Sri Lanka Government
6.200% due 05/11/27 ~	$1,156,000	705,198
6.750% due 04/18/28 ~	400,000	234,040
6.825% due 07/18/26 ~	646,000	400,520
7.550% due 03/28/30 ~	3,791,000	2,161,003
7.850% due 03/14/29 ~	2,976,000	1,785,707

		5,286,468

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Suriname - 0.1%

Republic of Suriname 9.250% due 10/26/26 ~	$1,361,000	$736,396

Thailand - 0.7%

Thailand Government
2.875% due 06/17/46	THB 4,297,000	142,933
3.300% due 06/17/38	43,824,000	1,614,144
3.400% due 06/17/36	29,933,000	1,120,864
3.600% due 06/17/67	36,950,000	1,436,438
3.775% due 06/25/32	30,231,000	1,134,815

		5,449,194

Turkey - 3.4%

Turkey Government
3.000% due 02/23/22 ^	TRY 2,299,330	347,964
3.250% due 03/23/23	$660,000	591,819
4.250% due 03/13/25	3,895,000	3,339,378
4.875% due 04/16/43	2,817,000	1,971,672
5.600% due 11/14/24	3,732,000	3,436,702
5.625% due 03/30/21	569,000	566,581
5.750% due 03/22/24	970,000	906,273
5.750% due 05/11/47	3,317,000	2,455,293
6.000% due 03/25/27	1,683,000	1,506,288
6.000% due 01/14/41	342,000	268,822
6.125% due 10/24/28	1,535,000	1,355,236
6.250% due 09/26/22	1,165,000	1,137,937
6.350% due 08/10/24	2,317,000	2,202,695
6.750% due 05/30/40	1,010,000	865,212
6.875% due 03/17/36	376,000	333,173
7.000% due 06/05/20	809,000	810,669
7.250% due 12/23/23	763,000	748,450
7.375% due 02/05/25	1,708,000	1,683,072
7.625% due 04/26/29	544,000	520,363
10.500% due 08/11/27	TRY 2,932,000	394,140
10.600% due 02/11/26	4,137,000	566,134
10.700% due 08/17/22	9,084,000	1,335,145
11.000% due 02/24/27	982,000	135,423

		27,478,441

Ukraine - 3.2%

Ukraine Government
7.375% due 09/25/32 ~	$10,051,000	9,171,628
7.750% due 09/01/22 ~	751,000	714,374
7.750% due 09/01/23 ~	2,146,000	2,020,406
7.750% due 09/01/24 ~	677,000	626,260
7.750% due 09/01/25 ~	5,327,000	4,868,878
7.750% due 09/01/26 ~	2,299,000	2,123,701
7.750% due 09/01/27 ~	1,115,000	1,025,577
8.994% due 02/01/24 ~	2,766,000	2,570,521
9.750% due 11/01/28 ~	1,838,000	1,794,090
15.840% due 02/26/25 ~	UAH 16,295,000	519,283
16.000% due 08/11/21 ~	4,603,000	158,345
17.000% due 05/11/22 ~	4,427,000	151,284
17.250% due 01/05/22 ~	4,063,000	140,643

		25,884,990

United Arab Emirates - 0.2%

Abu Dhabi Government 3.125% due 09/30/49 ~	$2,168,000	2,027,080

Uruguay - 1.6%

Uruguay Government
4.125% due 11/20/45	1,341,086	1,381,741

	Principal Amount	Value
4.375% due 12/15/28 ^	UYU 6,320,077	$147,764
4.975% due 04/20/55	$3,303,894	3,775,740
5.100% due 06/18/50	1,150,000	1,321,425
7.625% due 03/21/36	1,569,000	2,187,288
7.875% due 01/15/33	1,567,000	2,171,944
8.500% due 03/15/28 ~	UYU 26,795,000	501,176
9.875% due 06/20/22 ~	13,825,000	301,067
Uruguay Monetary Regulation Bill
9.484% due 06/10/20	11,719,000	267,462
9.772% due 07/03/20	23,815,000	540,069
10.419% due 12/08/21	8,914,000	175,121
10.631% due 06/09/21	10,418,000	214,546
10.672% due 03/10/21	11,433,000	241,371
13.473% due 02/05/21	3,085,000	64,344

		13,291,058

Venezuela - 0.4%

Venezuela Government
7.750% due 10/13/19 * Y ~	$913,000	91,300
8.250% due 10/13/24 * Y ~	1,784,900	178,490
9.000% due 05/07/23 * Y ~	816,000	81,600
9.250% due 09/15/27 * Y	2,467,000	246,700
9.250% due 05/07/28 * Y	1,282,000	128,200
11.750% due 10/21/26 * Y ~	7,749,400	774,940
11.950% due 08/05/31 * Y ~	13,257,100	1,325,710
12.750% due 08/23/22 * Y ~	1,624,000	162,400

		2,989,340

Vietnam - 0.2%

Vietnam Government 4.800% due 11/19/24 ~	1,606,000	1,629,990

Zambia - 0.2%

Zambia Government
5.375% due 09/20/22 ~	867,000	368,475
8.500% due 04/14/24 ~	650,000	263,118
8.970% due 07/30/27 ~	3,298,000	1,306,951

		1,938,544

Total Foreign Government Bonds & Notes (Cost $697,686,213)		573,681,051

SHORT-TERM INVESTMENTS - 3.8%

Foreign Government Issues - 0.2%

Argentina Treasury Bill (Argentina)
0.000% due 05/13/20 Ω	ARS 15,507,137	117,644
0.000% due 07/29/20 Ω	13,844,616	178,639
0.000% due 08/27/20 Ω	22,738,566	237,159
0.000% due 10/29/20 Ω	98,234,937	1,041,292
Uruguay Monetary Regulation Bill (Uruguay)
10.299% due 02/19/21	UYU 4,656,000	96,575
10.860% due 12/18/20	1,234,000	26,106

		1,697,415

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Repurchase Agreement - 3.6%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $29,388,085; collateralized by U.S. Treasury Notes: 1.375% due 10/15/22 and value $29,975,854)	$29,388,085	$29,388,085

Total Short-Term Investments (Cost $33,388,592)		31,085,500

TOTAL INVESTMENTS - 97.4% (Cost $943,168,493)		787,074,420

DERIVATIVES - (1.3%)		(10,326,733)

OTHER ASSETS & LIABILITIES, NET - 3.9%		31,617,057

NET ASSETS - 100.0%		$808,364,744

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $14,313,618 or 1.8% of the Fund’s net assets were in default as of March 31, 2020.

(b)

Investments with a total aggregate value of $3,847,505 or 0.5% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(c) Forward foreign currency contracts outstanding as of March 31, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	9,938,093	USD	1,911,650	04/20	DUB	$956	$-
BRL	34,358,356	USD	7,795,606	04/20	HSB	-	(1,183,271)
BRL	52,686,783	USD	10,134,607	04/20	HSB	5,071	-
BRL	28,266,520	USD	5,586,425	04/20	JPM	-	(146,476)
BRL	21,984,777	USD	4,315,225	05/20	DUB	-	(93,245)
BRL	52,686,783	USD	10,369,679	05/20	HSB	-	(251,652)
CLP	1,435,766,788	USD	1,676,808	04/20	CSF	1,964	-
CLP	506,800,466	USD	606,765	04/20	MSC	-	(14,188)
CNH	8,846,631	USD	1,246,900	04/20	CIT	72	-
CNH	1,006,227	USD	142,595	04/20	DUB	-	(763)
CNH	70,911,859	USD	10,011,151	04/20	HSB	-	(15,808)
CNH	59,500,000	USD	8,376,153	04/20	HSB	10,637	-
CNH	84,893,975	USD	12,178,163	05/20	HSB	-	(215,978)
CNY	14,282,000	USD	2,017,374	04/20	HSB	-	(1,862)
COP	2,461,951,800	USD	613,800	04/20	BNP	-	(8,832)
COP	5,065,513,110	USD	1,266,220	04/20	BSC	-	(21,487)
CZK	18,256,300	USD	800,990	04/20	BNP	-	(66,398)
CZK	239,996,367	USD	9,468,127	04/20	BNP	188,784	-
CZK	25,823,685	USD	1,132,332	04/20	JPM	-	(93,245)
CZK	12,024,205	USD	487,190	04/20	MSC	-	(3,363)
HUF	56,501,612	USD	181,835	04/20	BNP	-	(8,978)
HUF	1,665,078,746	USD	5,070,091	04/20	BNP	23,928	-
HUF	360,254,114	USD	1,119,760	04/20	HSB	-	(17,625)
HUF	196,651,326	USD	612,850	04/20	JPM	-	(11,229)
IDR	42,360,164,356	USD	3,060,706	04/20	JPM	-	(468,856)
IDR	28,818,814,356	USD	1,682,850	05/20	DUB	72,557	-
ILS	1,363,528	USD	379,230	04/20	HSB	6,129	-
ILS	6,861,381	USD	1,889,775	04/20	MSC	49,381	-
INR	442,186,809	USD	5,882,099	05/20	ANZ	-	(113,574)
INR	495,637,143	USD	6,386,334	05/20	BRC	79,475	-
INR	34,913,686	USD	450,790	05/20	JPM	4,675	-
KRW	1,217,773,788	USD	999,240	04/20	ANZ	817	-
KRW	21,951,314,812	USD	18,421,864	04/20	HSB	-	(395,057)
MXN	13,984,294	USD	603,570	04/20	BNP	-	(16,435)
MXN	8,878,745	USD	377,500	04/20	CIT	-	(4,723)
MXN	14,952,698	USD	633,750	04/20	DUB	-	(5,956)
MXN	31,709,501	USD	1,293,680	04/20	DUB	37,653	-
MXN	326,673,196	USD	17,245,061	04/20	MER	-	(3,529,579)
MXN	15,866,197	USD	657,270	04/20	MER	8,878	-
MXN	227,229,362	USD	9,000,160	04/20	MSC	540,140	-
MYR	10,087,340	USD	2,421,058	04/20	DUB	-	(79,956)
MYR	2,815,157	USD	642,730	04/20	DUB	10,621	-
PEN	12,640,790	USD	3,801,741	04/20	CSF	-	(122,726)
PHP	34,509,126	USD	669,690	04/20	HSB	4,508	-
PHP	130,102,848	USD	2,540,674	04/20	SCB	1,119	-
PLN	22,839,670	USD	5,724,763	04/20	BNP	-	(204,643)
PLN	15,783,490	USD	3,799,420	04/20	CIT	15,292	-
PLN	41,984,181	USD	10,967,941	04/20	MER	-	(820,785)
PLN	7,003,829	USD	1,648,910	05/20	BNP	43,606	-
RON	2,013,769	USD	460,270	04/20	CIT	-	(1,876)
RON	4,771,211	USD	1,081,110	04/20	CIT	4,960	-
RON	12,690,731	USD	2,938,622	04/20	JPM	-	(49,832)
RON	2,785,982	USD	625,712	05/20	MER	7,226	-
RON	11,145,387	USD	2,507,681	06/20	JPM	18,983	-
RUB	6,177,000	USD	91,746	04/20	BNP	-	(12,960)
RUB	355,231,231	USD	4,449,830	04/20	BRC	81,038	-
RUB	729,798,938	USD	11,539,054	04/20	HSB	-	(2,230,688)
RUB	102,325,863	USD	1,286,930	04/20	MSC	18,206	-
RUB	236,806,557	USD	2,987,040	04/20	SCB	33,357	-
RUB	772,951,422	USD	11,862,251	05/20	MER	-	(2,048,103)
SGD	2,521,961	USD	1,759,540	04/20	BNP	15,615	-
SGD	16,767,006	USD	12,053,663	04/20	HSB	-	(251,723)
SGD	900,062	USD	630,340	04/20	MSC	3,195	-
THB	82,990,476	USD	2,609,941	04/20	DUB	-	(80,894)
THB	105,949,763	USD	3,234,640	04/20	HSB	-	(5,932)
THB	110,380,606	USD	3,478,039	04/20	JPM	-	(114,307)
THB	81,035,585	USD	2,557,296	04/20	MER	-	(87,822)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
THB	16,599,490	USD	505,004	05/20	BNP	$915	$-
THB	74,000,000	USD	2,345,625	05/20	BRC	-	(90,253)
THB	39,000,000	USD	1,237,318	05/20	DUB	-	(48,676)
THB	13,000,000	USD	394,669	05/20	HSB	1,545	-
TRY	9,421,078	USD	1,455,550	04/20	CIT	-	(43,629)
TRY	35,097,262	USD	5,347,747	04/20	HSB	-	(87,777)
TWD	291,584,743	USD	9,720,139	04/20	BNP	-	(40,592)
TWD	43,519,447	USD	1,453,070	04/20	CIT	-	(8,384)
TWD	19,165,706	USD	637,900	04/20	HSB	-	(1,669)
UAH	14,672,097	USD	491,500	04/20	MER	29,293	-
UAH	17,061,910	USD	577,000	05/20	BRC	20,819	-
UAH	13,890,688	USD	469,280	05/20	GSC	15,045	-
UAH	6,068,910	USD	208,040	05/20	JPM	3,565	-
UAH	11,456,914	USD	387,800	05/20	MER	16,933	-
USD	1,995,000	BRL	9,938,093	04/20	DUB	82,394	-
USD	6,609,028	BRL	34,358,356	04/20	HSB	-	(3,307)
USD	10,386,749	BRL	52,686,783	04/20	HSB	247,071	-
USD	5,437,229	BRL	28,266,520	04/20	JPM	-	(2,720)
USD	5,420,995	BRL	27,609,125	05/20	BSC	118,908	-
USD	750,000	BRL	3,834,038	05/20	BNP	13,707	-
USD	5,375,390	BRL	27,122,067	05/20	JPM	166,839	-
USD	1,479,007	CLP	1,233,491,493	04/20	HSB	36,746	-
USD	930,000	CLP	795,429,000	04/20	MER	-	(56)
USD	2,048,920	CNY	14,282,000	04/20	HSB	33,408	-
USD	445,000	COP	1,501,087,350	04/20	CSF	76,142	-
USD	1,280,000	COP	5,255,680,000	04/20	DUB	-	(11,462)
USD	5,979,357	COP	23,907,571,322	04/20	JPM	104,623	-
USD	694,645	CZK	17,622,217	04/20	CIT	-	(14,433)
USD	2,439,820	CZK	56,880,106	04/20	MER	151,093	-
USD	4,820,872	EUR	4,340,782	04/20	BNP	31,285	-
USD	23,025	IDR	373,748,088	04/20	BRC	157	-
USD	43,509	IDR	745,652,796	04/20	DUB	-	(2,115)
USD	45,460	IDR	739,187,214	04/20	MER	219	-
USD	2,165,000	KRW	2,674,208,000	04/20	MSC	-	(31,107)
USD	3,150,000	MXN	72,444,667	04/20	BNP	108,387	-
USD	3,787,614	MXN	95,697,926	04/20	HSB	-	(230,295)
USD	555,000	MXN	10,561,451	04/20	SCB	111,574	-
USD	2,033,133	MYR	8,820,000	04/20	DUB	-	(13,840)
USD	3,191,825	PEN	11,084,467	04/20	DUB	-	(34,233)
USD	574,246	PEN	1,968,689	04/20	DUB	1,273	-
USD	385,000	PHP	19,657,330	04/20	BNP	959	-
USD	3,655,953	PLN	14,820,337	04/20	BNP	74,026	-
USD	1,149,917	PLN	4,470,091	04/20	BRC	69,540	-
USD	442,420	PLN	1,748,147	04/20	HSB	19,910	-
USD	1,705,000	PLN	6,771,148	04/20	JPM	68,481	-
USD	239,877	RUB	17,855,280	04/20	CSF	12,138	-
USD	165,549	RUB	13,516,273	04/20	MER	-	(6,847)
USD	145,828	RUB	11,906,089	04/20	MSC	-	(6,031)
USD	1,265,000	RUB	95,823,750	04/20	MSC	42,797	-
USD	1,635,000	SGD	2,321,210	04/20	MSC	1,150	-
USD	1,360,000	TWD	40,824,480	04/20	ANZ	4,777	-
USD	590,311	UAH	14,672,097	04/20	MER	69,519	-
USD	584,025	UAH	14,683,841	05/20	CIT	69,444	-
USD	92,562	UAH	2,370,520	05/20	JPM	9,909	-
USD	779,276	UAH	19,685,391	05/20	MER	87,643	-
USD	4,619,059	ZAR	80,892,039	04/20	DUB	115,318	-
USD	238,300	ZAR	4,168,589	04/20	HSB	6,210	-
USD	1,937,504	ZAR	33,904,388	04/20	JPM	49,845	-
ZAR	49,492,874	USD	3,244,200	04/20	MER	-	(488,637)
ZAR	15,309,338	USD	875,750	04/20	MSC	-	(23,388)

Total Forward Foreign Currency Contracts						$3,362,450	($13,990,278)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(d)	Swap agreements outstanding as of March 31, 2020 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.390%	6-Month PLN-WIBOR	A/S	LCH	03/28/23	PLN	11,000,000	$173,261	$-	$173,261
2.535%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	CNY	14,541,000	30,136	-	30,136
2.575%	3-Month CNY-RRR	Q/Q	LCH	03/18/25		16,822,000	39,357	-	39,357
2.580%	3-Month CNY-RRR	Q/Q	LCH	03/18/25		16,101,000	38,208	-	38,208
2.582%	3-Month CNY-RRR	Q/Q	LCH	03/18/25		8,446,000	20,133	-	20,133

							$301,095	$	$301,095

Total Swap Agreements							$301,095	$-	$301,095

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$178,417,625	$-	$177,712,025	$705,600
	Senior Loan Notes	3,890,244	-	3,890,244	-
	Foreign Government Bonds & Notes	573,681,051	-	573,681,051	-
	Short-Term Investments	31,085,500	-	31,085,500	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,362,450	-	3,362,450	-
	Interest Rate Contracts
	Swaps	301,095	-	301,095	-

	Total Asset - Derivatives	3,663,545	-	3,663,545	-

	Total Assets	790,737,965	-	790,032,365	705,600

Liabilities
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(13,990,278)	-	(13,990,278)	-

	Total Liabilities	(13,990,278)	-	(13,990,278)	-

	Total	$776,747,687	$-	$776,042,087	$705,600

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%

Basic Materials - 3.4%
CF Industries Holdings Inc	323,055	$8,787,096
DuPont de Nemours Inc	109,099	3,720,276
International Paper Co	294,197	9,158,353

		21,665,725

Communications - 7.2%

AT&T Inc	373,571	10,889,594
Cisco Systems Inc	304,645	11,975,595
Comcast Corp ‘A’	244,766	8,415,055
eBay Inc	360,048	10,823,043
Vodafone Group PLC (United Kingdom)	2,808,163	3,884,936

		45,988,223

Consumer, Cyclical - 2.3%

Carnival Corp *	101,133	1,331,921
General Motors Co	583,300	12,120,974
The Gap Inc	145,142	1,021,800

		14,474,695

Consumer, Non-Cyclical - 20.6%

Altria Group Inc	227,649	8,803,187
Anthem Inc	66,915	15,192,382
Archer-Daniels-Midland Co	287,435	10,111,963
Bristol-Myers Squibb Co	212,229	11,829,644
Cardinal Health Inc	55,426	2,657,122
Corteva Inc	380,011	8,930,259
CVS Health Corp	157,968	9,372,241
Gilead Sciences Inc	59,613	4,456,668
Johnson & Johnson	84,541	11,085,861
McKesson Corp	80,400	10,874,904
Mylan NV *	223,121	3,326,734
Philip Morris International Inc	281,877	20,565,746
Sanofi ADR (France)	316,134	13,821,379

		131,028,090

Energy - 12.6%

BP PLC ADR (United Kingdom)	557,715	13,602,669
Canadian Natural Resources Ltd (TSE) (Canada)	449,017	6,141,958
Chevron Corp	196,041	14,205,131
Devon Energy Corp	686,555	4,744,095
Hess Corp	237,014	7,892,566
Marathon Oil Corp	1,407,438	4,630,471
Noble Energy Inc	622,499	3,759,894
Pioneer Natural Resources Co	43,338	3,040,161
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	316,717	11,050,256
Suncor Energy Inc (NYSE) (Canada)	730,964	11,549,231

		80,616,432

Financial - 27.9%

Ally Financial Inc	262,753	3,791,526
American International Group Inc	487,369	11,818,698
Bank of America Corp	1,348,035	28,618,783
Citigroup Inc	653,220	27,513,626
Citizens Financial Group Inc	360,839	6,787,382
Fifth Third Bancorp	466,772	6,931,564
JPMorgan Chase & Co	199,904	17,997,357
MetLife Inc	214,344	6,552,496
Morgan Stanley	437,959	14,890,606
State Street Corp	195,151	10,395,694
The Allstate Corp	101,607	9,320,410
The Bank of New York Mellon Corp	282,380	9,510,558

	Shares	Value
The Goldman Sachs Group Inc	60,137	$9,296,579
The PNC Financial Services Group Inc	52,068	4,983,949
Wells Fargo & Co	326,641	9,374,597

		177,783,825

Industrial - 10.9%

Caterpillar Inc	100,843	11,701,822
Eaton Corp PLC	140,277	10,898,120
Emerson Electric Co	210,984	10,053,388
FedEx Corp	69,125	8,382,097
General Electric Co	1,091,427	8,665,930
Johnson Controls International PLC	292,034	7,873,237
Textron Inc	283,274	7,554,917
Trane Technologies PLC	56,135	4,636,190

		69,765,701

Technology - 8.7%

Cognizant Technology Solutions Corp ‘A’	209,032	9,713,717
Intel Corp	277,279	15,006,339
Microsoft Corp	87,805	13,847,727
NXP Semiconductors NV (Netherlands)	63,555	5,270,616
QUALCOMM Inc	167,252	11,314,598

		55,152,997

Utilities - 2.9%

Exelon Corp	298,418	10,984,767
Vistra Energy Corp	462,219	7,377,015

		18,361,782

Total Common Stocks (Cost $773,758,784)		614,837,470

	Principal Amount
SHORT-TERM INVESTMENT - 3.3%

Repurchase Agreement - 3.3%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $20,895,761; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $21,318,263)	$20,895,761	20,895,761

Total Short-Term Investment (Cost $20,895,761)		20,895,761

TOTAL INVESTMENTS - 99.8% (Cost $794,654,545)		635,733,231

DERIVATIVES - (0.1%)		(655,354)

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,819,271

NET ASSETS - 100.0%		$636,897,148

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of March 31, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CAD	249,046	USD	178,159	04/20	RBC	$-	($1,158)
CAD	5,249,825	USD	3,644,259	04/20	RBC	86,875	-
EUR	1,524,124	USD	1,637,504	04/20	CIB	44,343	-
EUR	479,054	USD	529,491	04/20	GSC	-	(862)
EUR	1,422,162	USD	1,524,898	04/20	GSC	44,435	-
GBP	2,288,962	USD	2,639,159	04/20	GSC	204,769	-
GBP	1,591,623	USD	1,847,579	04/20	RBC	129,939	-
GBP	450,774	USD	559,751	04/20	SSB	315	-
USD	8,938,908	CAD	12,935,461	04/20	RBC	-	(254,530)
USD	990,003	CAD	1,387,844	04/20	RBC	3,640	-
USD	152,406	CAD	220,618	04/20	SSB	-	(4,391)
USD	1,004,163	CAD	1,410,001	04/20	SSB	2,053	-
USD	2,300,935	EUR	2,109,247	04/20	GSC	-	(26,586)
USD	641,461	EUR	581,148	04/20	GSC	173	-
USD	12,135,874	EUR	11,164,540	04/20	RBC	-	(184,017)
USD	880,644	EUR	790,524	04/20	RBC	8,314	-
USD	2,611,238	GBP	2,187,441	04/20	GSC	-	(106,556)
USD	9,821,061	GBP	8,377,490	04/20	RBC	-	(587,579)
USD	889,438	GBP	727,567	04/20	SSB	-	(14,531)

Total Forward Foreign Currency Contracts						$524,856	($1,180,210)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$21,665,725	$21,665,725	$-	$-
	Communications	45,988,223	42,103,287	3,884,936	-
	Consumer, Cyclical	14,474,695	14,474,695	-	-
	Consumer, Non-Cyclical	131,028,090	131,028,090	-	-
	Energy	80,616,432	80,616,432	-	-
	Financial	177,783,825	177,783,825	-	-
	Industrial	69,765,701	69,765,701	-	-
	Technology	55,152,997	55,152,997	-	-
	Utilities	18,361,782	18,361,782	-	-

	Total Common Stocks	614,837,470	610,952,534	3,884,936	-

	Short-Term Investment	20,895,761	-	20,895,761	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	524,856	-	524,856	-

	Total Assets	636,258,087	610,952,534	25,305,553	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,180,210)	-	(1,180,210)	-

	Total Liabilities	(1,180,210)	-	(1,180,210)	-

	Total	$635,077,877	$610,952,534	$24,125,343	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%

Communications - 2.3%

Cardlytics Inc *	21,694	$758,422
Etsy Inc *	27,333	1,050,681
Limelight Networks Inc *	80,285	457,624
Lyft Inc ‘A’ *	33,618	902,643
Q2 Holdings Inc *	23,897	1,411,357

		4,580,727

Consumer, Cyclical - 9.1%

Carvana Co *	13,070	720,026
Deckers Outdoor Corp *	10,840	1,452,560
Freshpet Inc *	44,728	2,856,777
LGI Homes Inc *	46,783	2,112,252
Malibu Boats Inc ‘A’ *	57,935	1,667,949
National Vision Holdings Inc *	61,518	1,194,680
Peloton Interactive Inc ‘A’ *	37,881	1,005,740
Planet Fitness Inc ‘A’ *	25,510	1,242,337
Wingstop Inc	34,521	2,751,324
YETI Holdings Inc *	155,971	3,044,554

		18,048,199

Consumer, Non-Cyclical - 43.9%

10X Genomics Inc ‘A’ *	32,081	1,999,288
Acceleron Pharma Inc *	24,706	2,220,328
Arena Pharmaceuticals Inc *	27,044	1,135,848
Argenx SE ADR * (Netherlands)	19,945	2,627,355
Avalara Inc *	42,052	3,137,079
Axonics Modulation Technologies Inc *	47,693	1,211,879
Blueprint Medicines Corp *	28,673	1,676,797
Bridgebio Pharma Inc *	94,275	2,733,975
Bright Horizons Family Solutions Inc *	15,469	1,577,838
Chegg Inc *	112,266	4,016,877
ChemoCentryx Inc *	45,326	1,821,199
Coherus Biosciences Inc *	67,696	1,098,029
CRISPR Therapeutics AG * (Switzerland)	28,858	1,223,868
Deciphera Pharmaceuticals Inc *	21,174	871,734
Forty Seven Inc *	30,592	2,919,089
FTI Consulting Inc *	13,423	1,607,673
Grocery Outlet Holding Corp *	39,150	1,344,411
Guardant Health Inc *	27,977	1,947,199
GW Pharmaceuticals PLC ADR * (United Kingdom)	11,900	1,042,083
Helen of Troy Ltd *	17,281	2,488,982
Inspire Medical Systems Inc *	47,209	2,845,759
Insulet Corp *	16,412	2,719,140
Iovance Biotherapeutics Inc *	57,310	1,715,575
iRhythm Technologies Inc *	22,359	1,818,905
Karuna Therapeutics Inc *	18,934	1,363,248
Masimo Corp *	16,871	2,988,191
Mirati Therapeutics Inc *	34,208	2,629,569
Myovant Sciences Ltd *	78,891	595,627
Natera Inc *	35,373	1,056,238
Nevro Corp *	31,912	3,190,562
NextCure Inc *	25,480	944,544
Paylocity Holding Corp *	28,514	2,518,356
Penumbra Inc *	15,987	2,579,183
PTC Therapeutics Inc *	24,091	1,074,699
Quanta Services Inc	47,962	1,521,834
Repligen Corp *	32,304	3,118,628
Rocket Pharmaceuticals Inc *	83,496	1,164,769
Sarepta Therapeutics Inc *	19,483	1,905,827
Strategic Education Inc	19,573	2,735,522
Teladoc Health Inc *	29,616	4,590,776
The Boston Beer Co Inc ‘A’ *	5,693	2,092,519
Turning Point Therapeutics Inc *	34,369	1,534,920
uniQure NV * (Netherlands)	19,617	930,827
Zymeworks Inc * (Canada)	30,729	1,089,958

		87,426,707

	Shares	Value
Energy - 1.4%

SolarEdge Technologies Inc *	33,471	$2,740,605

Financial - 6.8%

Assetmark Financial Holdings Inc *	95,935	1,956,115
eHealth Inc *	37,071	5,220,338
Goosehead Insurance Inc ‘A’ *	37,375	1,668,046
Pagseguro Digital Ltd ‘A’ * (Brazil)	54,308	1,049,774
Redfin Corp *	167,664	2,585,379
Western Alliance Bancorp	33,640	1,029,720

		13,509,372

Industrial - 11.6%

AeroVironment Inc *	18,549	1,130,747
Axon Enterprise Inc *	45,927	3,250,254
Comtech Telecommunications Corp	6,720	89,309
Evoqua Water Technologies Corp *	128,697	1,442,693
Federal Signal Corp	110,280	3,008,438
Generac Holdings Inc *	50,947	4,746,732
MasTec Inc *	33,901	1,109,580
Novanta Inc *	16,832	1,344,540
Tetra Tech Inc	32,691	2,308,639
Trex Co Inc *	28,020	2,245,523
Universal Display Corp	11,012	1,451,161
XPO Logistics Inc *	18,596	906,555

		23,034,171

Technology - 21.4%

Alteryx Inc ‘A’ *	23,051	2,193,764
Appian Corp *	35,329	1,421,286
Blackline Inc *	31,070	1,634,593
Cirrus Logic Inc *	25,997	1,706,183
Coupa Software Inc *	16,661	2,328,041
Endava PLC ADR * (United Kingdom)	7,237	254,453
Everbridge Inc *	30,501	3,244,086
Five9 Inc *	62,278	4,761,776
Globant SA * (Argentina)	25,801	2,267,392
HubSpot Inc *	8,393	1,117,864
Inphi Corp *	69,451	5,498,436
Lumentum Holdings Inc *	38,345	2,826,026
Medallia Inc *	45,290	907,612
MKS Instruments Inc	32,030	2,608,843
Monolithic Power Systems Inc	25,817	4,323,315
Semtech Corp *	31,304	1,173,900
Silicon Laboratories Inc *	13,462	1,149,789
SVMK Inc *	231,874	3,132,618

		42,549,977

Total Common Stocks (Cost $185,832,017)		191,889,758

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.6%

Repurchase Agreement - 3.6%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $7,121,402; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $7,267,132)	$7,121,402	$7,121,402

Total Short-Term Investment (Cost $7,121,402)		7,121,402

TOTAL INVESTMENTS - 100.1% (Cost $192,953,419)		199,011,160

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(132,433)

NET ASSETS - 100.0%		$198,878,727

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$191,889,758	$191,889,758	$-	$-
	Short-Term Investment	7,121,402	-	7,121,402	-

	Total	$199,011,160	$191,889,758	$7,121,402	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%

Basic Materials - 3.3%

Air Products & Chemicals Inc	93,372	$18,637,985
Ecolab Inc	12,252	1,909,229
Linde PLC (United Kingdom)	58,526	10,124,998
PPG Industries Inc	32,093	2,682,975
RPM International Inc	157,034	9,343,523
The Sherwin-Williams Co	15,391	7,072,472

		49,771,182

Communications - 4.2%

AT&T Inc	588,477	17,154,104
Cisco Systems Inc	124,016	4,875,069
Comcast Corp ‘A’	513,664	17,659,768
Fox Corp ‘A’	146,487	3,461,488
The Walt Disney Co	202,628	19,573,865

		62,724,294

Consumer, Cyclical - 8.3%

Alaska Air Group Inc *	69,374	1,975,078
Costco Wholesale Corp	23,662	6,746,746
Dollar General Corp	151,055	22,810,816
Hilton Worldwide Holdings Inc	124,466	8,493,560
Las Vegas Sands Corp	72,739	3,089,225
Marriott International Inc ‘A’	100,585	7,524,764
McDonald’s Corp	78,761	13,023,131
MGM Resorts International	227,813	2,688,194
NIKE Inc ‘B’	78,042	6,457,195
PACCAR Inc	109,948	6,721,121
Ross Stores Inc	178,937	15,562,151
The Home Depot Inc	85,878	16,034,281
Tractor Supply Co	65,333	5,523,905
Yum! Brands Inc	118,244	8,103,261

		124,753,428

Consumer, Non-Cyclical - 26.3%

AbbVie Inc	137,107	10,446,182
Automatic Data Processing Inc	79,748	10,899,957
Avery Dennison Corp	99,797	10,166,320
Becton Dickinson and Co	122,198	28,077,434
Cigna Corp	52,437	9,290,788
Colgate-Palmolive Co	46,091	3,058,599
CVS Health Corp	162,031	9,613,299
Danaher Corp	253,016	35,019,945
Diageo PLC (United Kingdom)	227,971	7,228,853
Equifax Inc	79,621	9,510,728
Johnson & Johnson	145,660	19,100,396
Kimberly-Clark Corp	60,496	7,735,623
McCormick & Co Inc	40,661	5,741,740
Medtronic PLC	167,762	15,128,777
Merck & Co Inc	88,272	6,791,648
Mondelez International Inc ‘A’	389,211	19,491,687
Nestle SA (Switzerland)	94,926	9,717,364
PepsiCo Inc	192,943	23,172,454
Pfizer Inc	734,367	23,969,739
Philip Morris International Inc	198,635	14,492,410
S&P Global Inc	44,858	10,992,453
Stryker Corp	98,194	16,348,319
The Coca-Cola Co	290,432	12,851,616
Thermo Fisher Scientific Inc	99,998	28,359,433
UnitedHealth Group Inc	119,813	29,878,966
Zoetis Inc	143,600	16,900,284

		393,985,014

	Shares	Value
Energy - 2.3%

EOG Resources Inc	187,161	$6,722,823
Schlumberger Ltd	115,694	1,560,712
TC Energy Corp (Canada)	263,582	11,676,683
TOTAL SA (France)	375,645	14,153,843

		34,114,061

Financial - 18.2%

American Express Co	61,816	5,292,068
American Tower Corp REIT	94,123	20,495,283
Aon PLC	91,637	15,123,770
Chubb Ltd	183,241	20,466,187
CME Group Inc	77,279	13,362,312
Crown Castle International Corp REIT	119,830	17,303,452
E*TRADE Financial Corp	128,902	4,423,917
Equity Residential REIT	75,984	4,688,973
JPMorgan Chase & Co	431,734	38,869,012
Marsh & McLennan Cos Inc	227,826	19,697,836
Morgan Stanley	196,965	6,696,810
State Street Corp	124,106	6,611,127
The Charles Schwab Corp	275,275	9,254,745
The Progressive Corp	137,806	10,175,595
US Bancorp	279,208	9,618,716
Visa Inc ‘A’	280,713	45,228,479
Wells Fargo & Co	500,375	14,360,762
Willis Towers Watson PLC	60,001	10,191,170

		271,860,214

Industrial - 14.4%

Agilent Technologies Inc	195,413	13,995,479
Amphenol Corp ‘A’	103,124	7,515,677
Ball Corp	334,446	21,625,278
Deere & Co	26,298	3,633,332
Fortive Corp	150,824	8,323,977
General Electric Co	1,929,401	15,319,444
Honeywell International Inc	145,600	19,479,824
Illinois Tool Works Inc	70,401	10,005,390
JB Hunt Transport Services Inc	95,849	8,840,153
Northrop Grumman Corp	45,963	13,906,106
Rockwell Automation Inc	20,700	3,123,837
Roper Technologies Inc	73,025	22,769,925
Sealed Air Corp	211,360	5,222,706
Stanley Black & Decker Inc	41,780	4,178,000
TE Connectivity Ltd	122,987	7,745,721
The Boeing Co *	54,820	8,175,855
Union Pacific Corp	118,291	16,683,763
United Parcel Service Inc ‘B’	114,339	10,681,549
Waste Connections Inc	187,523	14,533,032

		215,759,048

Technology - 13.7%

Accenture PLC ‘A’	147,854	24,138,644
Apple Inc	194,462	49,449,742
Applied Materials Inc	71,000	3,253,220
Fidelity National Information Services Inc	172,525	20,985,941
Microchip Technology Inc	103,583	7,022,927
Microsoft Corp	495,487	78,143,255
QUALCOMM Inc	41,801	2,827,838
Texas Instruments Inc	198,405	19,826,612

		205,648,179

Utilities - 5.3%

American Electric Power Co Inc	101,953	8,154,201
American Water Works Co Inc	67,430	8,061,931
Atmos Energy Corp	169,343	16,803,906
Eversource Energy	114,065	8,921,024
NextEra Energy Inc	94,231	22,673,863
Sempra Energy	134,954	15,248,452

		79,863,377

Total Common Stocks (Cost $1,326,999,165)		1,438,478,797

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.0%

Repurchase Agreement - 4.0%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $60,305,016; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $61,513,959)	$60,305,016	$60,305,016

Total Short-Term Investment (Cost $60,305,016)		60,305,016

TOTAL INVESTMENTS - 100.0% (Cost $1,387,304,181)		1,498,783,813

OTHER ASSETS & LIABILITIES, NET - 0.0%		600,947

NET ASSETS - 100.0%		$1,499,384,760

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$49,771,182	$49,771,182	$-	$-
	Communications	62,724,294	62,724,294	-	-
	Consumer, Cyclical	124,753,428	124,753,428	-	-
	Consumer, Non-Cyclical	393,985,014	377,038,797	16,946,217	-
	Energy	34,114,061	19,960,218	14,153,843	-
	Financial	271,860,214	271,860,214	-	-
	Industrial	215,759,048	215,759,048	-	-
	Technology	205,648,179	205,648,179	-	-
	Utilities	79,863,377	79,863,377	-	-

	Total Common Stocks	1,438,478,797	1,407,378,737	31,100,060	-

	Short-Term Investment	60,305,016	-	60,305,016	-

	Total	$1,498,783,813	$1,407,378,737	$91,405,076	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.6%

Basic Materials - 1.8%

Air Products & Chemicals Inc	27,698	$5,528,798
Albemarle Corp	13,575	765,223
Celanese Corp	15,198	1,115,381
CF Industries Holdings Inc	28,594	777,757
Dow Inc	93,448	2,732,419
DuPont de Nemours Inc	93,226	3,179,007
Eastman Chemical Co	17,091	796,099
Ecolab Inc	31,511	4,910,359
FMC Corp	16,033	1,309,736
Freeport-McMoRan Inc *	180,483	1,218,260
International Flavors & Fragrances Inc	13,396	1,367,464
International Paper Co	49,044	1,526,740
Linde PLC (United Kingdom)	67,508	11,678,884
LyondellBasell Industries NV ‘A’	32,308	1,603,446
Newmont Corp	103,105	4,668,594
Nucor Corp	37,974	1,367,823
PPG Industries Inc	29,732	2,485,595
The Mosaic Co	42,016	454,613
The Sherwin-Williams Co	10,329	4,746,382

		52,232,580

Communications - 15.1%

Alphabet Inc ‘A’ *	37,682	43,784,600
Alphabet Inc ‘C’ *	37,575	43,692,586
Amazon.com Inc *	52,370	102,106,836
Arista Networks Inc *	6,824	1,382,201
AT&T Inc	918,620	26,777,773
Booking Holdings Inc *	5,266	7,084,455
CDW Corp	17,895	1,669,067
CenturyLink Inc	121,743	1,151,689
Charter Communications Inc ‘A’ *	19,727	8,607,087
Cisco Systems Inc	533,318	20,964,731
Comcast Corp ‘A’	570,834	19,625,273
Corning Inc	96,614	1,984,452
Discovery Inc ‘A’ *	20,226	393,193
Discovery Inc ‘C’ *	40,569	711,580
DISH Network Corp ‘A’ *	31,613	631,944
eBay Inc	96,096	2,888,646
Expedia Group Inc	17,324	974,821
F5 Networks Inc *	7,659	816,679
Facebook Inc ‘A’ *	302,596	50,473,013
Fox Corp ‘A’	44,404	1,049,267
Fox Corp ‘B’	20,792	475,721
Juniper Networks Inc	43,450	831,633
Motorola Solutions Inc	21,525	2,861,103
Netflix Inc *	55,115	20,695,683
News Corp ‘A’	49,097	440,646
News Corp ‘B’	15,851	142,500
NortonLifeLock Inc	72,275	1,352,265
Omnicom Group Inc	27,746	1,523,255
T-Mobile US Inc *	39,849	3,343,331
The Interpublic Group of Cos Inc	48,740	789,101
The Walt Disney Co	226,706	21,899,800
Twitter Inc *	98,522	2,419,700
VeriSign Inc *	12,861	2,316,137
Verizon Communications Inc	520,029	27,941,158
ViacomCBS Inc ‘B’	66,487	931,483

		424,733,409

Consumer, Cyclical - 7.3%

Advance Auto Parts Inc	8,542	797,139
Alaska Air Group Inc *	15,583	443,648
American Airlines Group Inc	49,582	604,405
Aptiv PLC *	32,357	1,593,259

	Shares	Value
AutoZone Inc *	3,002	$2,539,692
Best Buy Co Inc	28,387	1,618,059
BorgWarner Inc	25,286	616,220
Capri Holdings Ltd *	18,444	199,011
CarMax Inc *	20,653	1,111,751
Carnival Corp *	49,678	654,259
Chipotle Mexican Grill Inc *	3,271	2,140,542
Copart Inc *	25,975	1,779,807
Costco Wholesale Corp	55,556	15,840,682
Cummins Inc	19,252	2,605,181
Darden Restaurants Inc *	14,742	802,849
Delta Air Lines Inc *	71,835	2,049,453
Dollar General Corp	32,035	4,837,605
Dollar Tree Inc *	30,036	2,206,745
DR Horton Inc	41,451	1,409,334
Fastenal Co	71,836	2,244,875
Ford Motor Co *	492,771	2,380,084
General Motors Co	158,186	3,287,105
Genuine Parts Co	18,727	1,260,889
Hanesbrands Inc	45,725	359,856
Harley-Davidson Inc	19,577	370,593
Hasbro Inc	15,918	1,138,933
Hilton Worldwide Holdings Inc	35,888	2,448,997
Kohl’s Corp	18,609	271,505
L Brands Inc	28,936	334,500
Las Vegas Sands Corp	42,029	1,784,972
Leggett & Platt Inc	16,756	447,050
Lennar Corp ‘A’	35,727	1,364,771
Live Nation Entertainment Inc *	17,170	780,548
LKQ Corp *	37,450	768,100
Lowe’s Cos Inc	96,549	8,308,041
Macy’s Inc *	39,317	193,046
Marriott International Inc ‘A’	34,119	2,552,442
McDonald’s Corp	94,661	15,652,196
MGM Resorts International	67,975	802,105
Mohawk Industries Inc *	7,278	554,875
Newell Brands Inc	48,903	649,432
NIKE Inc ‘B’	156,812	12,974,625
Nordstrom Inc *	12,547	192,471
Norwegian Cruise Line Holdings Ltd *	27,088	296,884
NVR Inc *	436	1,120,132
O’Reilly Automotive Inc *	9,532	2,869,609
PACCAR Inc	43,787	2,676,699
PulteGroup Inc	31,733	708,281
PVH Corp	9,137	343,917
Ralph Lauren Corp	6,322	422,499
Ross Stores Inc	45,540	3,960,614
Royal Caribbean Cruises Ltd	21,150	680,396
Southwest Airlines Co	59,327	2,112,634
Starbucks Corp	148,494	9,761,996
Tapestry Inc *	34,086	441,414
Target Corp	63,734	5,925,350
The Gap Inc	27,618	194,431
The Home Depot Inc	137,231	25,622,400
The TJX Cos Inc	152,599	7,295,758
Tiffany & Co	13,455	1,742,422
Tractor Supply Co	14,766	1,248,465
Ulta Beauty Inc *	7,171	1,259,945
Under Armour Inc ‘A’ *	24,871	229,062
Under Armour Inc ‘C’ *	23,012	185,477
United Airlines Holdings Inc *	28,646	903,781
VF Corp	41,225	2,229,448
Walgreens Boots Alliance Inc	94,294	4,313,950
Walmart Inc	178,368	20,266,172
Whirlpool Corp	7,762	665,980
WW Grainger Inc	5,429	1,349,106
Wynn Resorts Ltd	12,045	724,989
Yum! Brands Inc	38,026	2,605,922

		207,129,385

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Consumer, Non-Cyclical - 22.5%

Abbott Laboratories	222,209	$17,534,512
AbbVie Inc	185,985	14,170,197
ABIOMED Inc *	5,718	830,025
Alexion Pharmaceuticals Inc *	27,681	2,485,477
Align Technology Inc *	8,996	1,564,854
Allergan PLC	41,292	7,312,813
Altria Group Inc	234,878	9,082,732
AmerisourceBergen Corp	18,710	1,655,835
Amgen Inc	74,725	15,148,999
Anthem Inc	31,885	7,239,170
Archer-Daniels-Midland Co	69,893	2,458,836
Automatic Data Processing Inc	54,426	7,438,946
Avery Dennison Corp	10,591	1,078,905
Baxter International Inc	64,177	5,210,531
Becton Dickinson and Co	34,006	7,813,559
Biogen Inc *	22,694	7,179,928
Boston Scientific Corp *	175,249	5,718,375
Bristol-Myers Squibb Co	294,819	16,433,211
Brown-Forman Corp ‘B’	23,098	1,282,170
Campbell Soup Co	21,437	989,532
Cardinal Health Inc	36,490	1,749,331
Centene Corp *	73,416	4,361,645
Church & Dwight Co Inc	30,613	1,964,742
Cigna Corp	46,983	8,324,448
Cintas Corp	10,660	1,846,525
Colgate-Palmolive Co	107,651	7,143,720
Conagra Brands Inc	61,838	1,814,327
Constellation Brands Inc ‘A’	21,209	3,040,522
Corteva Inc	94,581	2,222,653
Coty Inc ‘A’	38,655	199,460
CVS Health Corp	163,655	9,709,651
Danaher Corp	80,355	11,121,936
DaVita Inc *	11,298	859,326
DENTSPLY SIRONA Inc	27,985	1,086,658
Edwards Lifesciences Corp *	26,233	4,948,068
Eli Lilly & Co	106,226	14,735,671
Equifax Inc	15,226	1,818,746
FleetCor Technologies Inc *	11,037	2,058,842
Gartner Inc *	11,104	1,105,625
General Mills Inc	76,010	4,011,048
Gilead Sciences Inc	159,088	11,893,419
Global Payments Inc	37,841	5,457,807
H&R Block Inc	25,868	364,221
HCA Healthcare Inc	33,444	3,004,943
Henry Schein Inc *	18,494	934,317
Hologic Inc *	33,758	1,184,906
Hormel Foods Corp	34,904	1,627,923
Humana Inc	16,652	5,229,061
IDEXX Laboratories Inc *	10,729	2,598,993
IHS Markit Ltd	50,092	3,005,520
Illumina Inc *	18,501	5,052,993
Incyte Corp *	22,250	1,629,368
Intuitive Surgical Inc *	14,536	7,198,373
IQVIA Holdings Inc *	22,741	2,452,844
Johnson & Johnson	330,897	43,390,524
Kellogg Co	31,274	1,876,127
Kimberly-Clark Corp	43,057	5,505,699
Laboratory Corp of America Holdings *	12,014	1,518,449
Lamb Weston Holdings Inc	18,274	1,043,445
MarketAxess Holdings Inc	4,825	1,604,650
McCormick & Co Inc	15,471	2,184,660
McKesson Corp	20,326	2,749,295
Medtronic PLC	168,578	15,202,364
Merck & Co Inc	320,134	24,631,110
Molson Coors Beverage Co ‘B’	23,759	926,839
Mondelez International Inc ‘A’	180,974	9,063,178
Monster Beverage Corp *	48,249	2,714,489
Moody’s Corp	20,445	4,324,117
Mylan NV *	65,479	976,292

	Shares	Value
Nielsen Holdings PLC	45,625	$572,138
PayPal Holdings Inc *	147,674	14,138,309
PepsiCo Inc	175,187	21,039,959
Perrigo Co PLC	16,962	815,703
Pfizer Inc	695,834	22,712,022
Philip Morris International Inc	195,626	14,272,873
Quanta Services Inc	18,736	594,493
Quest Diagnostics Inc	16,779	1,347,354
Regeneron Pharmaceuticals Inc *	10,047	4,905,850
ResMed Inc	18,077	2,662,561
Robert Half International Inc	14,768	557,492
Rollins Inc	18,196	657,603
S&P Global Inc	30,745	7,534,062
STERIS PLC	10,706	1,498,519
Stryker Corp	40,502	6,743,178
Sysco Corp	64,196	2,929,263
Teleflex Inc	5,906	1,729,631
The Clorox Co	15,829	2,742,374
The Coca-Cola Co	484,653	21,445,895
The Cooper Cos Inc	6,331	1,745,267
The Estee Lauder Cos Inc ‘A’	27,980	4,458,333
The Hershey Co	18,645	2,470,462
The JM Smucker Co	14,316	1,589,076
The Kraft Heinz Co	78,588	1,944,267
The Kroger Co	101,116	3,045,614
The Procter & Gamble Co	313,440	34,478,400
Thermo Fisher Scientific Inc	50,416	14,297,978
Tyson Foods Inc ‘A’	37,596	2,175,681
United Rentals Inc *	9,431	970,450
UnitedHealth Group Inc	119,122	29,706,644
Universal Health Services Inc ‘B’	9,966	987,431
Varian Medical Systems Inc *	11,564	1,187,160
Verisk Analytics Inc	20,671	2,881,124
Vertex Pharmaceuticals Inc *	32,364	7,701,014
Zimmer Biomet Holdings Inc	25,693	2,597,048
Zoetis Inc	59,905	7,050,219

		634,282,924

Energy - 2.5%

Apache Corp	46,073	192,585
Baker Hughes Co	81,058	851,109
Cabot Oil & Gas Corp	52,131	896,132
Chevron Corp	237,720	17,225,191
Concho Resources Inc	25,204	1,079,991
ConocoPhillips	137,860	4,246,088
Devon Energy Corp	48,921	338,044
Diamondback Energy Inc	19,964	523,057
EOG Resources Inc	73,449	2,638,288
Exxon Mobil Corp	531,853	20,194,458
Halliburton Co	108,777	745,122
Helmerich & Payne Inc	13,792	215,845
Hess Corp	32,243	1,073,692
HollyFrontier Corp	18,466	452,602
Kinder Morgan Inc	243,674	3,391,942
Marathon Oil Corp	101,560	334,132
Marathon Petroleum Corp	82,273	1,943,288
National Oilwell Varco Inc	48,556	477,306
Noble Energy Inc	58,277	351,993
Occidental Petroleum Corp	113,240	1,311,319
ONEOK Inc	50,523	1,101,907
Phillips 66	56,204	3,015,345
Pioneer Natural Resources Co	20,829	1,461,154
Schlumberger Ltd	174,908	2,359,509
TechnipFMC PLC (United Kingdom)	50,546	340,680
The Williams Cos Inc	155,037	2,193,774
Valero Energy Corp	52,436	2,378,497

		71,333,050

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Financial - 15.0%

Aflac Inc	93,192	$3,190,894
Alexandria Real Estate Equities Inc REIT	15,409	2,111,958
Alliance Data Systems Corp	5,011	168,620
American Express Co	84,437	7,228,652
American International Group Inc	109,399	2,652,926
American Tower Corp REIT	55,695	12,127,586
Ameriprise Financial Inc	15,892	1,628,612
Aon PLC	29,444	4,859,438
Apartment Investment & Management Co ‘A’ REIT	19,670	691,401
Arthur J Gallagher & Co	23,513	1,916,545
Assurant Inc	7,872	819,396
AvalonBay Communities Inc REIT	17,597	2,589,750
Bank of America Corp	1,018,016	21,612,480
Berkshire Hathaway Inc ‘B’ *	245,934	44,964,113
BlackRock Inc	14,830	6,524,755
Boston Properties Inc REIT	18,350	1,692,420
Capital One Financial Corp	58,643	2,956,780
Cboe Global Markets Inc	13,715	1,224,064
CBRE Group Inc ‘A’ *	41,650	1,570,622
Chubb Ltd	56,994	6,365,660
Cincinnati Financial Corp	19,079	1,439,511
Citigroup Inc	274,729	11,571,585
Citizens Financial Group Inc	54,886	1,032,406
CME Group Inc	45,066	7,792,362
Comerica Inc	19,225	564,062
Crown Castle International Corp REIT	52,274	7,548,366
Digital Realty Trust Inc REIT	33,051	4,591,114
Discover Financial Services	39,129	1,395,731
Duke Realty Corp REIT	45,345	1,468,271
E*TRADE Financial Corp	28,163	966,554
Equinix Inc REIT	10,723	6,697,264
Equity Residential REIT	43,912	2,709,810
Essex Property Trust Inc REIT	8,349	1,838,784
Everest Re Group Ltd	5,112	983,651
Extra Space Storage Inc REIT	16,251	1,556,196
Federal Realty Investment Trust REIT	8,959	668,431
Fifth Third Bancorp	89,759	1,332,921
First Republic Bank	20,937	1,722,696
Franklin Resources Inc	34,633	578,025
Globe Life Inc	12,548	903,080
Healthpeak Properties Inc REIT	63,398	1,512,042
Host Hotels & Resorts Inc REIT	90,370	997,685
Huntington Bancshares Inc	125,097	1,027,046
Intercontinental Exchange Inc	70,022	5,654,276
Invesco Ltd	46,752	424,508
Iron Mountain Inc REIT	36,329	864,630
JPMorgan Chase & Co	394,567	35,522,867
KeyCorp	123,858	1,284,407
Kimco Realty Corp REIT	54,080	522,954
Lincoln National Corp	25,171	662,501
Loews Corp	31,807	1,107,838
M&T Bank Corp	16,610	1,717,972
Marsh & McLennan Cos Inc	63,418	5,483,120
Mastercard Inc ‘A’	111,647	26,969,449
MetLife Inc	98,182	3,001,424
Mid-America Apartment Communities Inc REIT	14,218	1,464,881
Morgan Stanley	146,526	4,981,884
Nasdaq Inc	14,676	1,393,486
Northern Trust Corp	26,651	2,011,084
People’s United Financial Inc	55,619	614,590
Principal Financial Group Inc	32,474	1,017,735
Prologis Inc REIT	92,838	7,461,390
Prudential Financial Inc	50,808	2,649,129
Public Storage REIT	18,895	3,752,736
Raymond James Financial Inc	15,700	992,240
Realty Income Corp REIT	40,600	2,024,316
Regency Centers Corp REIT	20,783	798,691
Regions Financial Corp	121,282	1,087,900
SBA Communications Corp REIT	14,217	3,838,163
Simon Property Group Inc REIT	38,642	2,119,900
SL Green Realty Corp REIT	10,091	434,922

	Shares	Value
State Street Corp	45,810	$2,440,299
SVB Financial Group *	6,461	976,128
Synchrony Financial	69,604	1,119,928
T Rowe Price Group Inc	29,380	2,868,957
The Allstate Corp	40,785	3,741,208
The Bank of New York Mellon Corp	105,602	3,556,675
The Charles Schwab Corp	143,773	4,833,648
The Goldman Sachs Group Inc	40,108	6,200,296
The Hartford Financial Services Group Inc	44,373	1,563,705
The PNC Financial Services Group Inc	55,099	5,274,076
The Progressive Corp	73,470	5,425,025
The Travelers Cos Inc	32,687	3,247,453
The Western Union Co	51,641	936,251
Truist Financial Corp	168,702	5,202,770
UDR Inc REIT	36,813	1,345,147
Unum Group	25,919	389,044
US Bancorp	178,782	6,159,040
Ventas Inc REIT	46,132	1,236,338
Visa Inc ‘A’	215,269	34,684,141
Vornado Realty Trust REIT	20,065	726,554
Wells Fargo & Co	484,052	13,892,292
Welltower Inc REIT	50,338	2,304,474
Weyerhaeuser Co REIT	93,677	1,587,825
Willis Towers Watson PLC	16,032	2,723,035
WR Berkley Corp	18,218	950,433
Zions Bancorp NA	20,660	552,862

		421,590,862

Industrial - 7.8%

3M Co	72,304	9,870,219
Agilent Technologies Inc	38,955	2,789,957
Allegion PLC	11,670	1,073,873
Amcor PLC	202,619	1,645,266
AMETEK Inc	28,703	2,067,190
Amphenol Corp ‘A’	37,294	2,717,987
AO Smith Corp	17,683	668,594
Ball Corp	40,990	2,650,413
Caterpillar Inc	69,493	8,063,968
CH Robinson Worldwide Inc	16,991	1,124,804
CSX Corp	97,687	5,597,465
Deere & Co	39,593	5,470,169
Dover Corp	18,229	1,530,142
Eaton Corp PLC	52,008	4,040,502
Emerson Electric Co	76,742	3,656,756
Expeditors International of Washington Inc	21,535	1,436,815
FedEx Corp	30,175	3,659,021
FLIR Systems Inc	16,360	521,720
Flowserve Corp	16,570	395,857
Fortive Corp	37,462	2,067,528
Fortune Brands Home & Security Inc	17,114	740,181
Garmin Ltd	18,379	1,377,690
General Dynamics Corp	29,488	3,901,557
General Electric Co	1,098,083	8,718,779
Honeywell International Inc	89,829	12,018,222
Howmet Aerospace Inc *	47,551	763,669
Huntington Ingalls Industries Inc	5,164	940,933
IDEX Corp	9,650	1,332,762
Illinois Tool Works Inc	36,740	5,221,489
Ingersoll Rand Inc *	42,559	1,055,463
Jacobs Engineering Group Inc	17,131	1,357,974
JB Hunt Transport Services Inc	10,800	996,084
Johnson Controls International PLC	96,949	2,613,745
Kansas City Southern	12,622	1,605,266
Keysight Technologies Inc *	23,743	1,986,814
L3Harris Technologies Inc	27,798	5,006,976
Lockheed Martin Corp	31,209	10,578,291
Martin Marietta Materials Inc	7,993	1,512,515
Masco Corp	35,613	1,231,141
Mettler-Toledo International Inc *	3,041	2,099,841
Norfolk Southern Corp	32,762	4,783,252

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Northrop Grumman Corp	19,707	$5,962,353
Old Dominion Freight Line Inc	11,969	1,570,985
Packaging Corp of America	11,950	1,037,619
Parker-Hannifin Corp	16,346	2,120,567
Pentair PLC	20,766	617,996
PerkinElmer Inc	14,021	1,055,501
Raytheon Co	35,057	4,597,726
Republic Services Inc	26,394	1,981,134
Rockwell Automation Inc	14,544	2,194,835
Roper Technologies Inc	13,063	4,073,174
Sealed Air Corp	19,700	486,787
Snap-on Inc	6,796	739,541
Stanley Black & Decker Inc	19,139	1,913,900
TE Connectivity Ltd	42,106	2,651,836
Textron Inc	28,595	762,629
The Boeing Co *	67,252	10,029,963
Trane Technologies PLC	30,114	2,487,115
TransDigm Group Inc	6,275	2,009,192
Union Pacific Corp	87,258	12,306,868
United Parcel Service Inc ‘B’	88,092	8,229,555
United Technologies Corp	102,085	9,629,678
Vulcan Materials Co	16,863	1,822,384
Waste Management Inc	48,995	4,534,977
Waters Corp *	8,065	1,468,233
Westinghouse Air Brake Technologies Corp	22,940	1,104,102
Westrock Co	32,188	909,633
Xylem Inc	22,560	1,469,333

		218,658,506

Technology - 20.2%

Accenture PLC ‘A’	79,852	13,036,638
Activision Blizzard Inc *	96,607	5,746,184
Adobe Inc *	60,874	19,372,542
Advanced Micro Devices Inc *	147,105	6,690,335
Akamai Technologies Inc *	20,205	1,848,555
Analog Devices Inc	46,303	4,151,064
ANSYS Inc *	10,859	2,524,392
Apple Inc	525,297	133,577,774
Applied Materials Inc	116,212	5,324,834
Autodesk Inc *	27,693	4,322,877
Broadcom Inc	49,892	11,829,393
Broadridge Financial Solutions Inc	14,193	1,345,922
Cadence Design Systems Inc *	34,912	2,305,589
Cerner Corp	39,508	2,488,609
Citrix Systems Inc	14,460	2,046,813
Cognizant Technology Solutions Corp ‘A’	68,888	3,201,225
DXC Technology Co	31,915	416,491
Electronic Arts Inc *	36,729	3,679,144
Fidelity National Information Services Inc	77,318	9,404,962
Fiserv Inc *	71,875	6,827,406
Fortinet Inc *	17,874	1,808,313
Hewlett Packard Enterprise Co	161,896	1,572,010
HP Inc	186,437	3,236,546
Intel Corp	546,985	29,602,828
International Business Machines Corp	111,382	12,355,605
Intuit Inc	32,732	7,528,360
IPG Photonics Corp *	4,569	503,869
Jack Henry & Associates Inc	9,656	1,498,997
KLA Corp	19,983	2,872,356
Lam Research Corp	18,268	4,384,320
Leidos Holdings Inc	16,490	1,511,309
Maxim Integrated Products Inc	34,327	1,668,636
Microchip Technology Inc	30,082	2,039,560
Micron Technology Inc *	139,294	5,858,706
Microsoft Corp	959,283	151,288,522
MSCI Inc	10,656	3,079,158
NetApp Inc	28,234	1,177,075
NVIDIA Corp	76,965	20,287,974
Oracle Corp	272,388	13,164,512
Paychex Inc	40,251	2,532,593

	Shares	Value
Paycom Software Inc *	6,100	$1,232,261
Qorvo Inc *	14,392	1,160,427
QUALCOMM Inc	143,588	9,713,728
salesforce.com Inc *	111,569	16,063,705
Seagate Technology PLC	28,885	1,409,588
ServiceNow Inc *	23,725	6,799,111
Skyworks Solutions Inc	21,197	1,894,588
Synopsys Inc *	18,916	2,436,192
Take-Two Interactive Software Inc *	14,233	1,688,176
Texas Instruments Inc	117,510	11,742,774
Western Digital Corp	37,512	1,561,249
Xerox Holdings Corp	22,651	429,010
Xilinx Inc	31,625	2,464,853
Zebra Technologies Corp ‘A’ *	6,724	1,234,526

		567,942,186

Utilities - 3.4%

AES Corp	84,309	1,146,602
Alliant Energy Corp	30,453	1,470,575
Ameren Corp	30,716	2,237,046
American Electric Power Co Inc	61,974	4,956,681
American Water Works Co Inc	22,679	2,711,501
Atmos Energy Corp	14,943	1,482,794
CenterPoint Energy Inc	64,069	989,866
CMS Energy Corp	35,303	2,074,051
Consolidated Edison Inc	41,886	3,267,108
Dominion Energy Inc	103,313	7,458,166
DTE Energy Co	24,168	2,295,235
Duke Energy Corp	91,632	7,411,196
Edison International	45,264	2,480,015
Entergy Corp	25,318	2,379,132
Evergy Inc	28,598	1,574,320
Eversource Energy	40,549	3,171,337
Exelon Corp	122,133	4,495,716
FirstEnergy Corp	68,600	2,748,802
NextEra Energy Inc	61,449	14,785,858
NiSource Inc	46,472	1,160,406
NRG Energy Inc	31,809	867,113
Pinnacle West Capital Corp	14,131	1,070,989
PPL Corp	96,336	2,377,573
Public Service Enterprise Group Inc	64,181	2,882,369
Sempra Energy	35,443	4,004,705
The Southern Co	131,689	7,129,642
WEC Energy Group Inc	39,609	3,490,741
Xcel Energy Inc	66,193	3,991,438

		96,110,977

Total Common Stocks (Cost $2,178,714,567)		2,694,013,879

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.0%

Repurchase Agreement - 4.0%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $113,043,355; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $115,307,848)	$113,043,355	$113,043,355

Total Short-Term Investment (Cost $113,043,355)		113,043,355

TOTAL INVESTMENTS - 99.6% (Cost $2,291,757,922)		2,807,057,234

DERIVATIVES - 0.2%		4,655,016

OTHER ASSETS & LIABILITIES, NET - 0.2%		6,228,694

NET ASSETS - 100.0%		$2,817,940,944

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	06/20	969	$119,846,949	$124,501,965	$4,655,016

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,694,013,879	$2,694,013,879	$-	$-
	Short-Term Investment	113,043,355	-	113,043,355	-
	Derivatives:
	Equity Contracts
	Futures	4,655,016	4,655,016	-	-

	Total	$2,811,712,250	$2,698,668,895	$113,043,355	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Basic Materials - 1.6%

The Sherwin-Williams Co	6,485	$2,979,987

Communications - 26.9%

Alphabet Inc ‘C’ *	8,049	9,359,458
Amazon.com Inc *	7,517	14,656,045
Chewy Inc ‘A’ *	41,365	1,550,774
Facebook Inc ‘A’ *	33,293	5,553,272
GCI Liberty Inc ‘A’ *	45,044	2,566,157
Match Group Inc *	25,240	1,666,849
Netflix Inc *	16,540	6,210,770
T-Mobile US Inc *	45,918	3,852,520
The Walt Disney Co	36,643	3,539,714
Zendesk Inc *	34,492	2,207,833

		51,163,392

Consumer, Cyclical - 6.1%

Lululemon Athletica Inc *	5,699	1,080,246
LVMH Moet Hennessy Louis Vuitton SE (France)	5,490	2,013,463
NIKE Inc ‘B’	37,386	3,093,318
The Home Depot Inc	29,124	5,437,742

		11,624,769

Consumer, Non-Cyclical - 20.5%

Avalara Inc *	31,164	2,324,834
Boston Scientific Corp *	177,475	5,791,009
CoStar Group Inc *	5,604	3,290,725
Danaher Corp	35,679	4,938,330
Elanco Animal Health Inc *	103,174	2,310,066
Globus Medical Inc ‘A’ *	45,750	1,945,748
ICU Medical Inc *	20,952	4,227,485
Intuitive Surgical Inc *	7,263	3,596,710
Neurocrine Biosciences Inc *	29,623	2,563,871
ServiceMaster Global Holdings Inc *	123,714	3,340,278
The Cooper Cos Inc	16,881	4,653,585

		38,982,641

Financial - 11.1%

American Tower Corp REIT	27,715	6,034,941
Markel Corp *	3,395	3,150,187
Mastercard Inc ‘A’	41,723	10,078,608
The Charles Schwab Corp	54,358	1,827,516

		21,091,252

Industrial - 4.1%

Cognex Corp	27,706	1,169,747
L3Harris Technologies Inc	35,698	6,429,924
Westinghouse Air Brake Technologies Corp	5,407	260,239

		7,859,910

Technology - 27.6%

Adobe Inc *	16,609	5,285,648
Apple Inc	36,655	9,321,000
ASML Holding NV ‘NY’ (Netherlands)	15,352	4,016,698
Atlassian Corp PLC ‘A’ *	11,693	1,604,981
Microchip Technology Inc	29,755	2,017,389
Microsoft Corp	102,707	16,197,921
NVIDIA Corp	11,190	2,949,684
salesforce.com Inc *	36,406	5,241,736
Texas Instruments Inc	45,683	4,565,102

	Shares	Value
Twilio Inc ‘A’ *	15,745	$1,409,020

		52,609,179

Total Common Stocks (Cost $153,348,368)		186,311,130

	Principal Amount

SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $3,889,863; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $3,970,753)	$3,889,863	3,889,863

Total Short-Term Investment (Cost $3,889,863)		3,889,863

TOTAL INVESTMENTS - 99.9% (Cost $157,238,231)		190,200,993

OTHER ASSETS & LIABILITIES, NET - 0.1%		232,503

NET ASSETS - 100.0%		$190,433,496

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$2,979,987	$2,979,987	$-	$-
	Communications	51,163,392	51,163,392	-	-
	Consumer, Cyclical	11,624,769	9,611,306	2,013,463	-
	Consumer, Non-Cyclical	38,982,641	38,982,641	-	-
	Financial	21,091,252	21,091,252	-	-
	Industrial	7,859,910	7,859,910	-	-
	Technology	52,609,179	52,609,179	-	-

	Total Common Stocks	186,311,130	184,297,667	2,013,463	-

	Short-Term Investment	3,889,863	-	3,889,863	-

	Total	$190,200,993	$184,297,667	$5,903,326	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Basic Materials - 1.3%

The Sherwin-Williams Co	53,146	$24,421,650

Communications - 19.6%

Alibaba Group Holding Ltd ADR * (China)	60,146	11,697,194
Alphabet Inc ‘A’ *	63,001	73,204,012
Alphabet Inc ‘C’ *	22,413	26,062,060
Amazon.com Inc *	65,162	127,047,655
Charter Communications Inc ‘A’ *	62,452	27,248,432
Comcast Corp ‘A’	147,469	5,069,984
Facebook Inc ‘A’ *	226,784	37,827,571
Netflix Inc *	105,130	39,476,315
Shopify Inc ‘A’ * (Canada)	14,678	6,119,699
Spotify Technology SA *	32,872	3,991,976

		357,744,898

Consumer, Cyclical - 5.4%

Chipotle Mexican Grill Inc *	11,654	7,626,377
Costco Wholesale Corp	59,846	17,063,890
Dollar General Corp	91,803	13,863,171
Dollar Tree Inc *	120,762	8,872,384
Hilton Worldwide Holdings Inc	61,262	4,180,519
Lululemon Athletica Inc *	35,143	6,661,356
Marriott International Inc ‘A’	38,811	2,903,451
NIKE Inc ‘B’	191,671	15,858,858
O’Reilly Automotive Inc *	6,534	1,967,061
Ross Stores Inc	197,739	17,197,361
Starbucks Corp	46,285	3,042,776

		99,237,204

Consumer, Non-Cyclical - 23.9%

Abbott Laboratories	215,936	17,039,510
Becton Dickinson and Co	49,170	11,297,791
Boston Scientific Corp *	639,509	20,867,179
Clarivate Analytics PLC * (United Kingdom)	456,178	9,465,694
Colgate-Palmolive Co	448,825	29,784,027
CoStar Group Inc *	14,504	8,516,894
Danaher Corp	261,569	36,203,765
Edwards Lifesciences Corp *	58,222	10,981,834
Eli Lilly & Co	65,984	9,153,300
Equifax Inc	21,838	2,608,549
FleetCor Technologies Inc *	19,812	3,695,730
Global Payments Inc	265,236	38,254,988
IHS Markit Ltd	170,617	10,237,020
Illumina Inc *	35,401	9,668,721
Medtronic PLC	297,664	26,843,340
Merck & Co Inc	164,004	12,618,468
PayPal Holdings Inc *	226,061	21,643,080
Square Inc ‘A’ *	176,347	9,237,056
The Estee Lauder Cos Inc ‘A’	81,321	12,957,688
Thermo Fisher Scientific Inc	160,434	45,499,082
TransUnion	170,920	11,311,486
Verisk Analytics Inc	216,280	30,145,106
Vertex Pharmaceuticals Inc *	69,017	16,422,595
Zoetis Inc	270,349	31,817,374

		436,270,277

Financial - 12.3%

American Tower Corp REIT	123,061	26,796,533
Aon PLC	157,877	26,056,020
Intercontinental Exchange Inc	236,860	19,126,445
Mastercard Inc ‘A’	294,982	71,255,852

	Shares	Value
Visa Inc ‘A’	508,336	$81,903,096

		225,137,946

Industrial - 4.3%

AMETEK Inc	145,659	10,490,361
Amphenol Corp ‘A’	131,593	9,590,498
Canadian Pacific Railway Ltd (NYSE) (Canada)	58,649	12,878,734
Roper Technologies Inc	62,754	19,567,325
Union Pacific Corp	28,917	4,078,454
Vulcan Materials Co	199,407	21,549,914

		78,155,286

Technology - 30.6%

Activision Blizzard Inc *	283,632	16,870,431
Adobe Inc *	259,628	82,624,015
Apple Inc	134,674	34,246,252
Black Knight Inc *	70,530	4,094,972
Cadence Design Systems Inc *	135,299	8,935,146
Electronic Arts Inc *	249,576	25,000,028
Fidelity National Information Services Inc	294,350	35,804,734
Fiserv Inc *	451,092	42,849,229
Intuit Inc	135,671	31,204,330
Microsoft Corp	1,105,965	174,421,740
MSCI Inc	100,261	28,971,419
NVIDIA Corp	51,024	13,449,926
salesforce.com Inc *	260,093	37,448,190
ServiceNow Inc *	40,197	11,519,656
Take-Two Interactive Software Inc *	88,528	10,500,306

		557,940,374

Total Common Stocks (Cost $1,424,941,480)		1,778,907,635

	Principal Amount

SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $56,095,567; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $57,221,117)	$56,095,567	56,095,567

Total Short-Term Investment (Cost $56,095,567)		56,095,567

TOTAL INVESTMENTS - 100.5% (Cost $1,481,037,047)		1,835,003,202

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(8,841,017)

NET ASSETS - 100.0%		$1,826,162,185

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,778,907,635	$1,778,907,635	$-	$-
	Short-Term Investment	56,095,567	-	56,095,567	-

	Total	$1,835,003,202	$1,778,907,635	$56,095,567	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Basic Materials - 1.5%

The Sherwin-Williams Co	39,624	$18,208,021

Communications - 25.5%

Alibaba Group Holding Ltd ADR * (China)	149,798	29,132,715
Alphabet Inc ‘A’ *	33,672	39,125,181
Amazon.com Inc *	57,473	112,056,258
Facebook Inc ‘A’ *	181,974	30,353,263
GoDaddy Inc ‘A’ *	147,854	8,443,942
IAC/InterActiveCorp *	95,405	17,099,438
MercadoLibre Inc * (Argentina)	35,166	17,181,404
Netflix Inc *	118,016	44,315,008
Shopify Inc ‘A’ * (Canada)	17,867	7,449,288

		305,156,497

Consumer, Cyclical - 5.2%

Domino’s Pizza Inc	25,550	8,279,988
Ferrari NV (Italy)	37,841	5,773,401
Lowe’s Cos Inc	205,880	17,715,974
LVMH Moet Hennessy Louis Vuitton SE (France)	15,021	5,508,968
NIKE Inc ‘B’	306,089	25,325,804

		62,604,135

Consumer, Non-Cyclical - 22.2%

Align Technology Inc *	83,361	14,500,646
AstraZeneca PLC ADR (United Kingdom)	192,482	8,596,246
Biogen Inc *	22,058	6,978,710
Boston Scientific Corp *	496,212	16,191,398
Constellation Brands Inc ‘A’	70,158	10,057,851
CoStar Group Inc *	47,865	28,106,807
Humana Inc	44,995	14,129,330
Intuitive Surgical Inc *	54,858	27,166,230
PayPal Holdings Inc *	140,152	13,418,152
S&P Global Inc	134,043	32,847,237
TransUnion	221,653	14,668,996
UnitedHealth Group Inc	109,487	27,303,868
Varian Medical Systems Inc *	93,311	9,579,307
Vertex Pharmaceuticals Inc *	85,709	20,394,457
Zoetis Inc	183,505	21,596,703

		265,535,938

Financial - 14.1%

CME Group Inc	124,228	21,480,263
Mastercard Inc ‘A’	210,065	50,743,301
Prologis Inc REIT	102,140	8,208,992
SBA Communications Corp REIT	98,444	26,576,927
Visa Inc ‘A’	380,931	61,375,603

		168,385,086

Industrial - 6.5%

Ball Corp	226,446	14,641,998
Honeywell International Inc	48,985	6,553,703
Keysight Technologies Inc *	162,354	13,585,783
Raytheon Co	87,192	11,435,231
Roper Technologies Inc	44,695	13,936,348
TransDigm Group Inc	25,144	8,050,857
Waste Management Inc	98,750	9,140,300

		77,344,220

Technology - 23.2%

Adobe Inc *	108,642	34,574,230
Analog Devices Inc	202,990	18,198,053

	Shares	Value
Apple Inc	99,278	$25,245,403
ASML Holding NV ‘NY’ (Netherlands)	108,681	28,435,297
Intuit Inc	114,489	26,332,470
Microsoft Corp	531,611	83,840,371
salesforce.com Inc *	201,250	28,975,975
ServiceNow Inc *	113,706	32,585,865

		278,187,664

Total Common Stocks (Cost $1,014,034,898)		1,175,421,561

	Principal Amount

SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $16,756,127; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $17,095,878)	$16,756,127	16,756,127

Total Short-Term Investment (Cost $16,756,127)		16,756,127

TOTAL INVESTMENTS - 99.6% (Cost $1,030,791,025)		1,192,177,688

OTHER ASSETS & LIABILITIES, NET - 0.4%		4,460,065

NET ASSETS - 100.0%		$1,196,637,753

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$18,208,021	$18,208,021	$-	$-
	Communications	305,156,497	305,156,497	-	-
	Consumer, Cyclical	62,604,135	57,095,167	5,508,968	-
	Consumer, Non-Cyclical	265,535,938	265,535,938	-	-
	Financial	168,385,086	168,385,086	-	-
	Industrial	77,344,220	77,344,220	-	-
	Technology	278,187,664	278,187,664	-	-

	Total Common Stocks	1,175,421,561	1,169,912,593	5,508,968	-

	Short-Term Investment	16,756,127	-	16,756,127	-

	Total	$1,192,177,688	$1,169,912,593	$22,265,095	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%

Basic Materials - 3.4%

Air Products & Chemicals Inc	141,900	$28,324,659
PPG Industries Inc	183,558	15,345,449

		43,670,108

Communications - 14.7%

Alphabet Inc ‘A’ *	13,392	15,560,834
Charter Communications Inc ‘A’ *	102,741	44,826,926
Comcast Corp ‘A’	1,303,541	44,815,740
DISH Network Corp ‘A’ *	1,176,991	23,528,050
Motorola Solutions Inc	285,435	37,940,020
T-Mobile US Inc *	241,173	20,234,415

		186,905,985

Consumer, Cyclical - 2.3%

The Home Depot Inc	158,371	29,569,449

Consumer, Non-Cyclical - 19.8%

AmerisourceBergen Corp	216,954	19,200,429
Amgen Inc	102,368	20,753,065
Anthem Inc	112,918	25,636,903
CVS Health Corp	289,191	17,157,702
Johnson & Johnson	232,739	30,519,065
Keurig Dr Pepper Inc	684,248	16,606,699
Merck & Co Inc	394,736	30,370,988
Novartis AG ADR (Switzerland)	195,542	16,122,438
PepsiCo Inc	131,430	15,784,743
Pfizer Inc	488,229	15,935,795
Reynolds Consumer Products Inc	729,143	21,269,101
UnitedHealth Group Inc	88,417	22,049,431

		251,406,359

Energy - 5.7%

Chevron Corp	268,520	19,456,959
Enterprise Products Partners LP	892,739	12,766,168
Exxon Mobil Corp	351,586	13,349,721
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	334,024	11,654,097
Suncor Energy Inc (NYSE) (Canada)	966,030	15,263,274

		72,490,219

Financial - 22.7%

American Express Co	340,948	29,188,558
American Tower Corp REIT	201,866	43,956,322
Bank of America Corp	1,450,638	30,797,045
Berkshire Hathaway Inc ‘B’ *	117,129	21,414,695
JPMorgan Chase & Co	617,715	55,612,881
Marsh & McLennan Cos Inc	259,260	22,415,620
The Bank of New York Mellon Corp	330,209	11,121,439
The Charles Schwab Corp	434,584	14,610,714
The Progressive Corp	263,446	19,452,853
The Travelers Cos Inc	170,729	16,961,926
US Bancorp	654,014	22,530,782

		288,062,835

Industrial - 16.1%

Deere & Co	195,012	26,942,858
Honeywell International Inc	267,689	35,814,111
Illinois Tool Works Inc	157,941	22,446,575
Martin Marietta Materials Inc	90,357	17,098,255
Northrop Grumman Corp	59,859	18,110,340
TE Connectivity Ltd	346,499	21,822,507
United Parcel Service Inc ‘B’	307,485	28,725,249

	Shares	Value
United Technologies Corp	351,094	$33,118,697

		204,078,592

Technology - 7.7%

Apple Inc	110,283	28,043,864
Lam Research Corp	41,175	9,882,000
Microsoft Corp	281,413	44,381,644
Oracle Corp	308,186	14,894,630

		97,202,138

Utilities - 4.3%

Edison International	365,236	20,011,280
Sempra Energy	307,006	34,688,608

		54,699,888

Total Common Stocks (Cost $1,115,160,373)		1,228,085,573

	Principal Amount

SHORT-TERM INVESTMENT - 3.2%

Repurchase Agreement - 3.2%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $40,681,373; collateralized by U.S. Treasury Notes: 1.750% due 07/31/24 and value $41,497,139)	$40,681,373	40,681,373

Total Short-Term Investment (Cost $40,681,373)		40,681,373

TOTAL INVESTMENTS - 99.9% (Cost $1,155,841,746)		1,268,766,946

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,160,899

NET ASSETS - 100.0%		$1,269,927,845

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,228,085,573	$1,228,085,573	$-	$-
	Short-Term Investment	40,681,373	-	40,681,373	-

	Total	$1,268,766,946	$1,228,085,573	$40,681,373	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MAIN STREET(R) CORE PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%

Basic Materials - 1.0%

Ecolab Inc	35,477	$5,528,381
Valvoline Inc	291,192	3,811,703

		9,340,084

Communications - 17.7%

Alphabet Inc ‘A’ *	18,797	21,841,174
Amazon.com Inc *	29,664	57,836,494
Booking Holdings Inc *	9,700	13,049,604
Facebook Inc ‘A’ *	174,236	29,062,565
Motorola Solutions Inc	184,938	24,581,959
Verizon Communications Inc	422,655	22,709,253

		169,081,049

Consumer, Cyclical - 4.0%

General Motors Co	210,322	4,370,491
O’Reilly Automotive Inc *	17,177	5,171,136
The Home Depot Inc	104,929	19,591,294
Ulta Beauty Inc *	50,307	8,838,940

		37,971,861

Consumer, Non-Cyclical - 26.7%

a2 Milk Co Ltd * (New Zealand)	170,334	1,745,365
Alcon Inc * (Switzerland)	102,415	5,204,730
Anheuser-Busch InBev SA/NV (Belgium)	60,280	2,662,557
AstraZeneca PLC ADR (United Kingdom)	542,140	24,211,972
Church & Dwight Co Inc	147,329	9,455,575
Constellation Brands Inc ‘A’	63,429	9,093,182
Elanco Animal Health Inc *	526,560	11,789,678
Gilead Sciences Inc	163,098	12,193,207
Laboratory Corp of America Holdings *	32,133	4,061,290
Merck & Co Inc	406,703	31,291,729
Mondelez International Inc ‘A’	127,362	6,378,289
PepsiCo Inc	76,553	9,194,015
PPD Inc *	78,159	1,392,012
Reckitt Benckiser Group PLC (United Kingdom)	53,591	4,082,326
S&P Global Inc	16,807	4,118,555
The Procter & Gamble Co	354,534	38,998,740
Thermo Fisher Scientific Inc	62,016	17,587,738
UnitedHealth Group Inc	173,302	43,218,053
Zimmer Biomet Holdings Inc	184,410	18,640,163

		255,319,176

Energy - 2.6%

Magellan Midstream Partners LP	315,568	11,515,077
Schlumberger Ltd	178,557	2,408,734
Suncor Energy Inc (NYSE) (Canada)	721,284	11,396,287

		25,320,098

Financial - 18.1%

Berkshire Hathaway Inc ‘B’ *	181,065	33,104,114
Capital One Financial Corp	291,801	14,712,606
Danske Bank AS (Denmark)	180,341	2,007,087
Equitable Holdings Inc	955,226	13,803,016
Fidelity National Financial Inc	176,549	4,392,539
Intercontinental Exchange Inc	246,739	19,924,174
JPMorgan Chase & Co	280,592	25,261,698
Mastercard Inc ‘A’	47,540	11,483,762
Prologis Inc REIT	360,484	28,972,099
Simon Property Group Inc REIT	82,766	4,540,543
The Progressive Corp	193,626	14,297,344

		172,498,982

	Shares	Value
Industrial - 8.7%

CH Robinson Worldwide Inc	80,372	$5,320,626
Honeywell International Inc	77,131	10,319,356
Lockheed Martin Corp	95,442	32,350,066
Union Pacific Corp	83,421	11,765,698
United Parcel Service Inc ‘B’	82,031	7,663,336
Vulcan Materials Co	52,909	5,717,876
Waste Connections Inc	135,326	10,487,765

		83,624,723

Technology - 16.1%

Accenture PLC ‘A’	11,293	1,843,695
Amdocs Ltd	187,070	10,283,238
Applied Materials Inc	428,585	19,637,765
Microsoft Corp	572,257	90,250,651
QUALCOMM Inc	254,974	17,248,991
Texas Instruments Inc	147,634	14,753,066

		154,017,406

Utilities - 2.0%

Duke Energy Corp	173,239	14,011,570
UGI Corp	175,906	4,691,413

		18,702,983

Total Common Stocks (Cost $931,615,981)		925,876,362

	Principal Amount

SHORT-TERM INVESTMENT - 3.2%

Repurchase Agreement - 3.2%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $30,111,357; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $30,714,202)	$30,111,357	30,111,357

Total Short-Term Investment (Cost $30,111,357)		30,111,357

TOTAL INVESTMENTS - 100.1% (Cost $961,727,338)		955,987,719

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(675,990)

NET ASSETS - 100.0%		$955,311,729

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MAIN STREET(R) CORE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$9,340,084	$9,340,084	$-	$-
	Communications	169,081,049	169,081,049	-	-
	Consumer, Cyclical	37,971,861	37,971,861	-	-
	Consumer, Non-Cyclical	255,319,176	246,828,928	8,490,248	-
	Energy	25,320,098	25,320,098	-	-
	Financial	172,498,982	170,491,895	2,007,087	-
	Industrial	83,624,723	83,624,723	-	-
	Technology	154,017,406	154,017,406	-	-
	Utilities	18,702,983	18,702,983	-	-

	Total Common Stocks	925,876,362	915,379,027	10,497,335	-

	Short-Term Investment	30,111,357	-	30,111,357	-

	Total	$955,987,719	$915,379,027	$40,608,692	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Basic Materials - 3.4%

Agnico Eagle Mines Ltd (Canada)	80,874	$3,217,976
Albemarle Corp	36,451	2,054,743
CF Industries Holdings Inc	71,489	1,944,501
Huntsman Corp	329,711	4,757,730
Kirkland Lake Gold Ltd (Canada)	127,844	3,784,182
Newmont Corp	60,770	2,751,666
Westlake Chemical Corp	23,603	900,926

		19,411,724

Communications - 5.6%

Arista Networks Inc *	26,357	5,338,610
Booking Holdings Inc *	4,870	6,551,709
eBay Inc	107,631	3,235,388
Expedia Group Inc	55,299	3,111,675
Match Group Inc *	52,481	3,465,845
Motorola Solutions Inc	15,308	2,034,739
Proofpoint Inc *	6,883	706,127
Roku Inc *	45,502	3,980,515
The Trade Desk Inc ‘A’ *	7,048	1,360,264
Twitter Inc *	111,756	2,744,727

		32,529,599

Consumer, Cyclical - 16.3%

Alaska Air Group Inc *	115,535	3,289,282
Allison Transmission Holdings Inc	39,906	1,301,335
American Eagle Outfitters Inc	349,954	2,782,134
Best Buy Co Inc	47,640	2,715,480
Brunswick Corp	90,887	3,214,673
Burlington Stores Inc *	7,142	1,131,721
Casey’s General Stores Inc	10,808	1,431,952
Chipotle Mexican Grill Inc *	2,384	1,560,090
Copart Inc *	48,227	3,304,514
Darden Restaurants Inc *	93,606	5,097,783
Delta Air Lines Inc *	39,043	1,113,897
Dollar General Corp	56,630	8,551,696
DR Horton Inc	190,210	6,467,140
Floor & Decor Holdings Inc ‘A’ *	175,944	5,646,043
IAA Inc *	15,499	464,350
JetBlue Airways Corp *	463,304	4,146,571
Las Vegas Sands Corp	65,077	2,763,820
Lear Corp	124,307	10,099,944
Lululemon Athletica Inc *	14,495	2,747,527
O’Reilly Automotive Inc *	2,636	793,568
PulteGroup Inc	64,670	1,443,434
Royal Caribbean Cruises Ltd	134,733	4,334,361
Texas Roadhouse Inc	71,667	2,959,847
Thor Industries Inc	74,757	3,153,250
Tractor Supply Co	31,902	2,697,314
Vail Resorts Inc	23,110	3,413,578
WW Grainger Inc	31,668	7,869,498

		94,494,802

Consumer, Non-Cyclical - 16.9%

Align Technology Inc *	6,063	1,054,659
AMERCO	10,812	3,141,427
BioMarin Pharmaceutical Inc *	62,899	5,314,965
Centene Corp *	122,535	7,279,804
CoStar Group Inc *	7,469	4,385,871
Darling Ingredients Inc *	111,703	2,141,347
DexCom Inc *	3,960	1,066,309
Edwards Lifesciences Corp *	21,813	4,114,368
Euronet Worldwide Inc *	9,101	780,138
FleetCor Technologies Inc *	8,524	1,590,067

	Shares	Value
FTI Consulting Inc *	62,413	$7,475,205
Horizon Therapeutics Plc *	127,418	3,774,121
Humana Inc	19,603	6,155,734
IDEXX Laboratories Inc *	4,240	1,027,098
IHS Markit Ltd	88,096	5,285,760
Insulet Corp *	25,273	4,187,231
Lamb Weston Holdings Inc	31,643	1,806,815
MarketAxess Holdings Inc	4,625	1,538,136
Masimo Corp *	30,544	5,409,953
Molina Healthcare Inc *	5,394	753,596
Moody’s Corp	13,678	2,892,897
Robert Half International Inc	142,230	5,369,182
Tandem Diabetes Care Inc *	23,411	1,506,498
Teleflex Inc	15,059	4,410,179
The Clorox Co	31,261	5,415,968
Tyson Foods Inc ‘A’	71,010	4,109,349
United Rentals Inc *	38,802	3,992,726
Verisk Analytics Inc	12,347	1,720,925

		97,700,328

Energy - 1.5%

Baker Hughes Co	627,232	6,585,936
Valero Energy Corp	38,771	1,758,653

		8,344,589

Financial - 17.8%

AGNC Investment Corp REIT	688,692	7,286,361
Agree Realty Corp REIT	15,308	947,565
Ally Financial Inc	331,216	4,779,447
Americold Realty Trust REIT	140,772	4,791,879
Arch Capital Group Ltd *	121,941	3,470,441
AvalonBay Communities Inc REIT	3,935	579,114
Brown & Brown Inc	166,884	6,044,539
Citizens Financial Group Inc	265,885	5,001,297
Cousins Properties Inc REIT	88,800	2,599,176
Evercore Inc ‘A’	121,978	5,618,307
Healthcare Realty Trust Inc REIT	106,454	2,973,260
Host Hotels & Resorts Inc REIT	526,412	5,811,588
Lamar Advertising Co ‘A’ REIT	54,874	2,813,939
LendingTree Inc *	2,749	504,139
Lincoln National Corp	160,834	4,233,151
Marsh & McLennan Cos Inc	53,945	4,664,085
Mid-America Apartment Communities Inc REIT	111,666	11,504,948
Prologis Inc REIT	71,347	5,734,158
SVB Financial Group *	37,265	5,629,996
Synovus Financial Corp	179,661	3,154,847
The Hanover Insurance Group Inc	12,512	1,133,337
The Hartford Financial Services Group Inc	113,287	3,992,234
Umpqua Holdings Corp	73,037	796,103
Voya Financial Inc	91,753	3,720,584
White Mountains Insurance Group Ltd	3,319	3,020,290
WR Berkley Corp	41,399	2,159,786

		102,964,571

Industrial - 13.2%

Aerojet Rocketdyne Holdings Inc *	69,006	2,886,521
AGCO Corp	53,703	2,537,467
BWX Technologies Inc	61,885	3,014,418
Carlisle Cos Inc	7,940	994,723
Cognex Corp	17,653	745,310
Eagle Materials Inc	111,049	6,487,483
Garmin Ltd	39,914	2,991,953
Generac Holdings Inc *	49,664	4,627,195
Huntington Ingalls Industries Inc	15,236	2,776,152
Kansas City Southern	52,074	6,622,771
Keysight Technologies Inc *	27,205	2,276,514
Knight-Swift Transportation Holdings Inc	164,234	5,386,875
L3Harris Technologies Inc	25,638	4,617,917
Martin Marietta Materials Inc	29,599	5,601,019

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Masco Corp	31,443	$1,086,984
Old Dominion Freight Line Inc	4,143	543,810
Owens Corning	161,500	6,267,815
Textron Inc	63,081	1,682,370
The Timken Co	59,440	1,922,290
Universal Display Corp	18,302	2,411,838
Vulcan Materials Co	55,852	6,035,926
Xylem Inc	78,264	5,097,334

		76,614,685

Technology - 16.0%

Advanced Micro Devices Inc *	82,881	3,769,428
Analog Devices Inc	21,706	1,945,943
Black Knight Inc *	57,737	3,352,210
Crowdstrike Holdings Inc ‘A’ *	118,513	6,598,804
DocuSign Inc *	58,776	5,430,903
DXC Technology Co	235,388	3,071,813
KLA Corp	42,564	6,118,149
Lam Research Corp	14,630	3,511,200
Lumentum Holdings Inc *	79,678	5,872,269
Marvell Technology Group Ltd	143,267	3,242,132
Monolithic Power Systems Inc	18,208	3,049,112
NXP Semiconductors NV (Netherlands)	16,555	1,372,906
ON Semiconductor Corp *	43,953	546,775
Paychex Inc	25,388	1,597,413
Pure Storage Inc ‘A’ *	443,336	5,453,033
RealPage Inc *	17,798	942,048
ServiceNow Inc *	17,846	5,114,307
Skyworks Solutions Inc	99,868	8,926,202
Splunk Inc *	34,685	4,378,288
Workday Inc ‘A’ *	12,214	1,590,507
Xilinx Inc	28,995	2,259,870
Zebra Technologies Corp ‘A’ *	28,213	5,179,907
Zscaler Inc *	39,241	2,388,207
Zynga Inc ‘A’ *	1,024,478	7,017,674

		92,729,100

Utilities - 7.4%

Atmos Energy Corp	73,415	7,284,970
CMS Energy Corp	119,835	7,040,306
ONE Gas Inc	105,592	8,829,603
Portland General Electric Co	129,218	6,194,711
WEC Energy Group Inc	142,729	12,578,707
Xcel Energy Inc	18,849	1,136,595

		43,064,892

Total Common Stocks (Cost $644,392,096)		567,854,290

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $5,940,047; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $6,059,299)	$5,940,047	5,940,047

Value
Total Short-Term Investment (Cost $5,940,047)	$5,940,047

TOTAL INVESTMENTS - 99.1% (Cost $650,332,143)	573,794,337

OTHER ASSETS & LIABILITIES, NET - 0.9%	5,021,145

NET ASSETS - 100.0%	$578,815,482

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$567,854,290	$567,854,290	$-	$-
	Short-Term Investment	5,940,047	-	5,940,047	-

	Total	$573,794,337	$567,854,290	$5,940,047	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Basic Materials - 2.6%

Axalta Coating Systems Ltd *	390,261	$6,739,807
RPM International Inc	193,079	11,488,201

		18,228,008

Communications - 7.0%

Arista Networks Inc *	60,208	12,195,131
MercadoLibre Inc * (Argentina)	25,326	12,373,777
Palo Alto Networks Inc *	41,144	6,745,970
Twitter Inc *	292,465	7,182,941
VeriSign Inc *	33,768	6,081,279
Zendesk Inc *	81,640	5,225,776

		49,804,874

Consumer, Cyclical - 15.5%

BorgWarner Inc	369,552	9,005,982
Chipotle Mexican Grill Inc *	33,086	21,651,478
Fastenal Co	555,016	17,344,250
Lululemon Athletica Inc *	45,312	8,588,890
National Vision Holdings Inc *	280,067	5,438,901
Nordstrom Inc *	256,021	3,927,362
The Scotts Miracle-Gro Co	107,249	10,982,298
Tractor Supply Co	244,367	20,661,230
Ulta Beauty Inc *	67,867	11,924,232

		109,524,623

Consumer, Non-Cyclical - 28.3%

10X Genomics Inc ‘A’ *	50,493	3,146,724
ABIOMED Inc *	65,365	9,488,383
Bio-Techne Corp	33,652	6,381,092
CoStar Group Inc *	46,185	27,120,294
DexCom Inc *	75,403	20,303,766
Edwards Lifesciences Corp *	78,643	14,833,643
Genmab AS ADR * (Denmark)	211,905	4,490,267
Glaukos Corp *	154,676	4,773,301
Intuitive Surgical Inc * ‡	25,680	12,716,993
Laboratory Corp of America Holdings *	77,529	9,798,890
MarketAxess Holdings Inc	59,886	19,916,287
Seattle Genetics Inc *	125,649	14,497,382
Square Inc ‘A’ *	251,354	13,165,922
Teladoc Health Inc *	62,262	9,651,233
The Hershey Co	89,388	11,843,910
TransUnion	265,985	17,602,887

		199,730,974

Energy - 0.5%

Noble Energy Inc	538,937	3,255,179

Financial - 3.9%

Cboe Global Markets Inc	68,697	6,131,207
First Republic Bank	155,532	12,797,173
SVB Financial Group *	59,174	8,940,008

		27,868,388

Industrial - 17.0%

Agilent Technologies Inc	138,920	9,949,450
AO Smith Corp	320,156	12,105,098
Coherent Inc *	67,897	7,224,920
IDEX Corp	96,851	13,376,092
II-VI Inc *	171,573	4,889,831
Ingersoll Rand Inc *	320,188	7,940,662
Keysight Technologies Inc *	200,339	16,764,368
L3Harris Technologies Inc	68,719	12,377,666

	Shares	Value
Novanta Inc *	57,108	$4,561,787
The Middleby Corp *	139,347	7,926,057
Trane Technologies PLC	34,252	2,828,873
Trex Co Inc *	140,030	11,222,004
Universal Display Corp	68,353	9,007,558

		120,174,366

Technology - 24.4%
Advanced Micro Devices Inc *	328,810	14,954,279
Brooks Automation Inc	133,302	4,065,711
Cerner Corp	243,264	15,323,199
DocuSign Inc *	163,384	15,096,682
Electronic Arts Inc * ‡	253,950	25,438,172
Guidewire Software Inc *	162,795	12,911,271
Maxim Integrated Products Inc	299,724	14,569,584
Microchip Technology Inc	170,469	11,557,798
Monolithic Power Systems Inc	101,119	16,933,388
Teradyne Inc	322,618	17,476,217
Twilio Inc ‘A’ *	118,415	10,596,958
Tyler Technologies Inc *	44,106	13,080,075

		172,003,334

Total Common Stocks (Cost $670,553,233)		700,589,746

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $6,992,406; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $7,136,284)	$6,992,406	6,992,406

Total Short-Term Investment (Cost $6,992,406)		6,992,406

TOTAL INVESTMENTS - 100.2% (Cost $677,545,639)		707,582,152

DERIVATIVES - (0.1%)		(893,278)

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(743,225)

NET ASSETS - 100.0%		$705,945,649

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Purchased options outstanding as of March 31, 2020 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - Align Technology Inc	$240.00	04/17/20	CME	209	$5,016,000	$191,824	$7,315

Total Purchased Options						$191,824	$7,315

(b)	Premiums received and value of written options outstanding as of March 31, 2020 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - Align Technology Inc	$280.00	04/17/20	CME	209	$5,852,000	$ 51,401	$ (1,568)

Put - Align Technology Inc	190.00	04/17/20	CME	209	3,971,000	178,877	(437,855)
Put - Bio-Techne Corp	210.00	04/17/20	CME	117	2,457,000	358,827	(245,700)

			Counterparty
Put - II-VI Inc	30.00	04/17/20	CIT	743	2,229,000	157,516	(215,470)

						695,220	(899,025)

Total Written Options						$746,621	$(900,593)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$700,589,746	$700,589,746	$-	$-
	Short-Term Investment	6,992,406	-	6,992,406	-
	Derivatives:
	Equity Contracts
	Purchased options	7,315	-	7,315	-

	Total Assets	707,589,467	700,589,746	6,999,721	-

Liabilities	Derivatives:
	Equity Contracts
	Written options	(900,593)	-	(900,593)	-

	Total Liabilities	(900,593)	-	(900,593)	-

	Total	$706,688,874	$700,589,746	$6,099,128	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Basic Materials - 3.6%

DuPont de Nemours Inc	74,309	$2,533,937
FMC Corp	108,787	8,886,810
Nutrien Ltd (Canada)	91,488	3,105,103
PPG Industries Inc	35,364	2,956,430
Steel Dynamics Inc	136,227	3,070,557
The Mosaic Co	352,747	3,816,722

		24,369,559

Communications - 2.6%

Altice USA Inc ‘A’ *	192,734	4,296,041
eBay Inc	242,477	7,288,859
Expedia Group Inc	49,211	2,769,103
Omnicom Group Inc	38,704	2,124,850
Yelp Inc *	69,951	1,261,216

		17,740,069

Consumer, Cyclical - 9.3%

AutoZone Inc *	8,499	7,190,154
Best Buy Co Inc	65,797	3,750,429
Cummins Inc	30,013	4,061,359
Dollar Tree Inc *	30,396	2,233,194
Foot Locker Inc	121,223	2,672,967
HD Supply Holdings Inc *	184,401	5,242,521
International Game Technology PLC	213,158	1,268,290
KAR Auction Services Inc	81,300	975,600
Las Vegas Sands Corp	75,709	3,215,361
Lear Corp	28,253	2,295,556
Lennar Corp ‘A’	57,584	2,199,709
Mohawk Industries Inc *	58,637	4,470,485
PACCAR Inc	59,308	3,625,498
Ross Stores Inc	35,316	3,071,433
Southwest Airlines Co	137,060	4,880,707
Tractor Supply Co	30,695	2,595,262
Whirlpool Corp	45,995	3,946,371
Wyndham Destinations Inc	92,601	2,009,442
Wyndham Hotels & Resorts Inc	55,465	1,747,702
Wynn Resorts Ltd	33,149	1,995,238

		63,447,278

Consumer, Non-Cyclical - 16.2%

AmerisourceBergen Corp	84,928	7,516,128
Avantor Inc *	206,202	2,575,463
Avery Dennison Corp	26,457	2,695,175
Boston Scientific Corp *	95,786	3,125,497
Centene Corp *	113,684	6,753,966
Coca-Cola European Partners PLC (United Kingdom)	83,491	3,133,417
Corteva Inc	326,219	7,666,147
DaVita Inc *	40,488	3,079,517
EVERTEC Inc	105,878	2,406,607
Global Payments Inc	28,983	4,180,218
Humana Inc	27,415	8,608,858
ICON PLC * (Ireland)	40,859	5,556,824
IQVIA Holdings Inc *	49,359	5,323,862
Jazz Pharmaceuticals PLC *	37,651	3,755,311
Laboratory Corp of America Holdings *	47,552	6,010,097
ManpowerGroup Inc	48,114	2,549,561
McKesson Corp	24,111	3,261,254
Molina Healthcare Inc *	22,973	3,209,558
Moody’s Corp	7,977	1,687,136
Nomad Foods Ltd * (United Kingdom)	298,852	5,546,693
PPD Inc *	117,156	2,086,548
Robert Half International Inc	66,922	2,526,306

	Shares	Value
Tyson Foods Inc ‘A’	101,975	$5,901,293
Universal Health Services Inc ‘B’	54,531	5,402,931
Zimmer Biomet Holdings Inc	54,399	5,498,651

		110,057,018

Energy - 2.2%

Apergy Corp *	130,121	748,196
ConocoPhillips	86,232	2,655,945
Marathon Petroleum Corp	145,876	3,445,591
Noble Energy Inc	372,443	2,249,556
Pioneer Natural Resources Co	26,984	1,892,928
Valero Energy Corp	91,309	4,141,776

		15,133,992

Financial - 26.3%

Alleghany Corp	24,949	13,780,580
American Homes 4 Rent ‘A’ REIT	211,422	4,904,990
American International Group Inc	134,587	3,263,735
Ameriprise Financial Inc	81,815	8,384,401
Aon PLC	60,254	9,944,320
Boston Properties Inc REIT	105,986	9,775,089
Discover Financial Services	116,916	4,170,394
Douglas Emmett Inc REIT	193,141	5,892,732
Duke Realty Corp REIT	185,503	6,006,587
East West Bancorp Inc	130,037	3,347,152
Equity Residential REIT	155,226	9,578,996
Everest Re Group Ltd	15,826	3,045,239
Fifth Third Bancorp	424,448	6,303,053
Globe Life Inc	51,646	3,716,963
Huntington Bancshares Inc	1,107,644	9,093,757
KeyCorp	690,115	7,156,493
Kilroy Realty Corp REIT	83,180	5,298,566
Loews Corp	91,177	3,175,695
Marsh & McLennan Cos Inc	49,694	4,296,543
Navient Corp	232,013	1,758,658
Prologis Inc REIT	58,302	4,685,732
Raymond James Financial Inc	30,707	1,940,682
Regency Centers Corp REIT	143,482	5,514,013
Regions Financial Corp	241,764	2,168,623
Reinsurance Group of America Inc	90,040	7,575,966
SLM Corp	322,125	2,316,079
State Street Corp	53,825	2,867,258
TD Ameritrade Holding Corp	121,705	4,218,295
The Allstate Corp	71,375	6,547,229
The Progressive Corp	69,520	5,133,357
The Travelers Cos Inc	29,115	2,892,575
Truist Financial Corp	245,170	7,561,043
Willis Towers Watson PLC	13,827	2,348,516

		178,663,311

Industrial - 17.6%

AMETEK Inc	142,871	10,289,569
Arrow Electronics Inc *	39,985	2,074,022
Curtiss-Wright Corp	41,482	3,833,352
Dover Corp	124,830	10,478,230
Eagle Materials Inc	45,121	2,635,969
Eaton Corp PLC	105,579	8,202,432
EnerSys	37,890	1,876,313
Expeditors International of Washington Inc	69,687	4,649,517
Flex Ltd *	236,072	1,977,103
Gentex Corp	162,457	3,600,047
Graphic Packaging Holding Co	184,234	2,247,655
Hubbell Inc	26,002	2,983,469
Huntington Ingalls Industries Inc	31,904	5,813,228
ITT Inc	108,356	4,915,028
Kansas City Southern	66,970	8,517,245
L3Harris Technologies Inc	59,918	10,792,430
Masco Corp	118,401	4,093,123
Oshkosh Corp	56,111	3,609,621

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Owens Corning	103,651	$4,022,695
Parker-Hannifin Corp	36,681	4,758,626
Rockwell Automation Inc	17,095	2,579,806
Spirit AeroSystems Holdings Inc ‘A’	57,752	1,382,005
TE Connectivity Ltd	123,273	7,763,734
Textron Inc	161,020	4,294,403
Trane Technologies PLC (Ireland)	28,840	2,381,896

		119,771,518

Technology - 12.9%

Activision Blizzard Inc *	111,505	6,632,317
Amdocs Ltd	53,094	2,918,577
Analog Devices Inc	30,001	2,689,590
CDK Global Inc	118,787	3,902,153
Change Healthcare Inc *	324,484	3,241,595
Electronic Arts Inc *	50,018	5,010,303
Fidelity National Information Services Inc	62,465	7,598,242
Hewlett Packard Enterprise Co	272,083	2,641,926
KLA Corp	43,062	6,189,732
Lam Research Corp	12,091	2,901,840
Leidos Holdings Inc	75,278	6,899,229
Marvell Technology Group Ltd	139,280	3,151,906
NetEase Inc ADR (China)	13,109	4,207,465
NXP Semiconductors NV (Netherlands)	70,130	5,815,881
ON Semiconductor Corp *	226,011	2,811,577
Qorvo Inc *	89,776	7,238,639
Science Applications International Corp	79,983	5,969,131
Western Digital Corp	128,457	5,346,380
Xerox Holdings Corp *	108,454	2,054,119

		87,220,602

Utilities - 8.1%

American Electric Power Co Inc	55,788	4,461,924
DTE Energy Co	67,149	6,377,141
Edison International	107,435	5,886,364
Entergy Corp	90,566	8,510,487
Evergy Inc	96,887	5,333,629
FirstEnergy Corp	168,443	6,749,511
Vistra Energy Corp	291,070	4,645,477
Xcel Energy Inc	211,122	12,730,657

		54,695,190

Total Common Stocks (Cost $815,320,725)		671,098,537

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $5,522,506; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $5,636,557)	$5,522,506	5,522,506

Value

Total Short-Term Investment (Cost $5,522,506)	$5,522,506

TOTAL INVESTMENTS - 99.6% (Cost $820,843,231)	676,621,043

OTHER ASSETS & LIABILITIES, NET - 0.4%	2,543,028

NET ASSETS - 100.0%	$679,164,071

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$671,098,537	$671,098,537	$-	$-
	Short-Term Investment	5,522,506	-	5,522,506	-

	Total	$676,621,043	$671,098,537	$5,522,506	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Corium International Inc - Contingent Value Rights *	409	$74

Total Rights (Cost $74)		74

COMMON STOCKS - 96.5%

Basic Materials - 4.4%

AdvanSix Inc *	2,784	26,559
Allegheny Technologies Inc *	12,572	106,862
American Vanguard Corp	2,905	42,006
Amyris Inc *	5,477	14,021
Carpenter Technology Corp	7,892	153,894
Century Aluminum Co *	5,045	18,263
Clearwater Paper Corp *	1,596	34,809
Cleveland-Cliffs Inc	30,003	118,512
Coeur Mining Inc *	23,863	76,600
Commercial Metals Co	11,681	184,443
Contura Energy Inc *	1,698	3,990
Covia Holdings Corp *	5,092	2,910
Energy Fuels Inc *	9,816	11,583
Ferro Corp *	1,534	14,358
Gold Resource Corp	6,174	16,979
Hawkins Inc	955	33,998
HB Fuller Co	1,269	35,443
Hecla Mining Co	51,925	94,503
Innospec Inc	331	23,001
Intrepid Potash Inc *	9,330	7,464
Kaiser Aluminum Corp	749	51,891
Koppers Holdings Inc *	533	6,593
Kraton Corp *	2,242	18,160
Kronos Worldwide Inc	2,271	19,167
Livent Corp *	38,574	202,513
Minerals Technologies Inc	26,648	966,256
Neenah Inc	288	12,421
Novagold Resources Inc * (Canada)	6,972	51,453
OceanaGold Corp (Australia)	476,327	456,933
Oil-Dri Corp of America	525	17,556
Orion Engineered Carbons SA * (Luxembourg)	1,965	14,659
PH Glatfelter Co	84,421	1,031,625
PolyOne Corp	48,308	916,403
PQ Group Holdings Inc *	3,767	41,060
Rayonier Advanced Materials Inc *	4,697	4,979
Reliance Steel & Aluminum Co	9,101	797,157
Schnitzer Steel Industries Inc ‘A’	2,590	33,774
Schweitzer-Mauduit International Inc	3,095	86,103
Sensient Technologies Corp	2,000	87,020
Stepan Co	1,823	161,263
Tronox Holdings PLC ‘A’	4,920	24,502
United States Lime & Minerals Inc	186	13,736
Valhi Inc	3,586	3,694
Verso Corp ‘A’ *	3,263	36,807

		6,075,923

Communications - 1.6%

ADTRAN Inc	4,861	37,332
ATN International Inc	1,105	64,875
Boston Omaha Corp ‘A’ *	344	6,230
CalAmp Corp*	3,340	15,030
Calix Inc *	2,366	16,751
Cambium Networks Corp *	334	1,870
Cars.com Inc *	5,890	25,327

	Shares	Value
Casa Systems Inc *	396	$1,386
Cincinnati Bell Inc *	4,966	72,702
Clear Channel Outdoor Holdings Inc *	4,789	3,065
comScore Inc *	5,040	14,213
Consolidated Communications Holdings Inc *	7,057	32,109
Cumulus Media Inc ‘A’ *	1,421	7,702
DASAN Zhone Solutions Inc *	43	180
DHI Group Inc *	4,993	10,785
Entercom Communications Corp ‘A’	12,081	20,659
Entravision Communications Corp ‘A’	4,885	9,917
ePlus Inc *	165	10,332
Fluent Inc *	395	462
Frontier Communications Corp *	12,844	4,881
Gannett Co Inc	12,006	17,769
Gray Television Inc *	5,432	58,340
Harmonic Inc *	8,969	51,661
HealthStream Inc *	1,714	41,050
Hemisphere Media Group Inc *	141	1,204
Houghton Mifflin Harcourt Co *	10,534	19,804
IDT Corp ‘B’ *	529	2,867
Infinera Corp *	17,933	95,045
Inseego Corp *	4,626	28,820
Intelsat SA *	6,787	10,384
Iridium Communications Inc *	9,933	221,804
KVH Industries Inc *	1,520	14,334
Lands’ End Inc *	1,064	5,682
Leaf Group Ltd*	543	728
Lee Enterprises Inc *	5,412	5,320
Liberty Latin America Ltd ‘A’ * (Chile)	4,592	48,308
Liberty Latin America Ltd ‘C’ * (Chile)	11,388	116,841
Limelight Networks Inc *	7,069	40,293
Liquidity Services Inc *	2,829	10,977
Marchex Inc ‘B’ *	4,141	6,004
Maxar Technologies Inc	5,982	63,888
MSG Networks Inc ‘A’ *	4,295	43,809
National CineMedia Inc	5,653	18,429
NeoPhotonics Corp *	3,973	28,804
NETGEAR Inc *	2,971	67,858
ORBCOMM Inc *	1,735	4,233
Preformed Line Products Co	308	15,348
Quotient Technology Inc *	6,936	45,084
Ribbon Communications Inc *	6,064	18,374
RigNet Inc *	194	349
Saga Communications Inc ‘A’	400	11,004
Scholastic Corp	2,941	74,966
Spok Holdings Inc	1,777	18,996
Stamps.com Inc *	1,658	215,673
Stitch Fix Inc ‘A’ *	495	6,286
TEGNA Inc	21,746	236,162
TESSCO Technologies Inc	747	3,653
The EW Scripps Co ‘A’	5,507	41,523
The Meet Group Inc*	2,529	14,845
The RealReal Inc *	3,824	26,806
The Rubicon Project Inc *	1,657	9,196
Tribune Publishing Co	1,751	14,201
TrueCar Inc *	1,786	4,322
Value Line Inc	15	485
Vonage Holdings Corp *	7,396	53,473
WideOpenWest Inc *	2,495	11,876

		2,202,686

Consumer, Cyclical - 10.8%

Abercrombie & Fitch Co ‘A’	6,290	57,176
Acushnet Holdings Corp	3,518	90,483
Adient PLC *	8,766	79,508
AMC Entertainment Holdings Inc ‘A’	5,225	16,511
American Axle & Manufacturing Holdings Inc *	11,185	40,378
American Eagle Outfitters Inc	1,555	12,362
Anixter International Inc *	3,050	268,003
Ascena Retail Group Inc *	907	1,261

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
At Home Group Inc *	4,575	$9,241
Barnes & Noble Education Inc *	3,936	5,353
Bassett Furniture Industries Inc	914	4,981
BBX Capital Corp	6,517	15,054
Beacon Roofing Supply Inc *	4,406	72,875
Beazer Homes USA Inc *	2,889	18,605
Bed Bath & Beyond Inc	12,198	51,354
Big Lots Inc	3,895	55,387
Biglari Holdings Inc ‘B’ *	21	1,079
BJ’s Wholesale Club Holdings Inc *	67,468	1,718,410
Blue Bird Corp *	745	8,143
BlueLinx Holdings Inc *	869	4,302
BMC Stock Holdings Inc *	6,658	118,046
Boyd Gaming Corp *	746	10,757
Brinker International Inc	923	11,085
Brunswick Corp	29,395	1,039,701
Caleres Inc	3,990	20,748
Callaway Golf Co	44,844	458,306
Cannae Holdings Inc *	7,428	248,764
Carrols Restaurant Group Inc *	4,036	7,346
Carter’s Inc	24,923	1,638,189
Century Casinos Inc *	3,280	7,905
Century Communities Inc *	1,658	24,058
Chico’s FAS Inc	11,649	15,027
Chuy’s Holdings Inc *	1,302	13,111
Cinemark Holdings Inc	1,582	16,121
Citi Trends Inc	1,086	9,665
Clarus Corp	954	9,349
Commercial Vehicle Group Inc *	2,983	4,504
CompX International Inc	170	2,584
Conn’s Inc *	1,794	7,499
Cooper Tire & Rubber Co	4,983	81,223
Cooper-Standard Holdings Inc *	1,675	17,202
Culp Inc	1,092	8,037
Daktronics Inc	3,692	18,202
Dana Inc	14,450	112,854
Del Taco Restaurants Inc *	2,954	10,132
Delta Apparel Inc *	602	6,267
Denny’s Corp *	1,452	11,151
Designer Brands Inc ‘A’	4,025	20,044
Dillard’s Inc ‘A’	980	36,211
Dine Brands Global Inc	663	19,015
Drive Shack Inc *	944	1,435
El Pollo Loco Holdings Inc *	2,001	16,908
Eros International PLC * (India)	6,793	11,208
Escalade Inc	1,058	6,295
Ethan Allen Interiors Inc	2,313	23,639
Express Inc *	6,284	9,363
Fiesta Restaurant Group Inc *	2,429	9,789
Flexsteel Industries Inc	784	8,593
Forestar Group Inc *	1,446	14,966
Fossil Group Inc *	4,657	15,322
Foundation Building Materials Inc *	1,467	15,095
G-III Apparel Group Ltd *	4,440	34,188
Gaia Inc *	1,245	11,056
GameStop Corp ‘A’ *	6,549	22,921
Genesco Inc *	1,411	18,823
GMS Inc *	2,250	35,392
GNC Holdings Inc ‘A’ *	9,413	4,406
Golden Entertainment Inc *	807	5,334
Green Brick Partners Inc *	2,297	18,491
Group 1 Automotive Inc	1,758	77,809
Guess? Inc	4,635	31,379
H&E Equipment Services Inc	689	10,115
Haverty Furniture Cos Inc	1,760	20,926
Hawaiian Holdings Inc	4,536	47,356
Hibbett Sports Inc *	1,617	17,682
HNI Corp	907	22,847
Hooker Furniture Corp	1,079	16,843
Hudson Ltd ‘A’ *	3,787	19,011
Interface Inc	694	5,247

	Shares	Value
J Alexander’s Holdings Inc *	1,167	$4,470
J. Jill Inc *	2,066	1,141
Jack in the Box Inc	27,695	970,710
JC Penney Co Inc *	31,803	11,449
Johnson Outdoors Inc ‘A’	203	12,728
KB Home	6,931	125,451
Kimball International Inc ‘B’	525	6,253
Knoll Inc	315	3,251
Kontoor Brands Inc	3,372	64,641
Kura Sushi USA Inc ‘A’ *	174	2,081
La-Z-Boy Inc	2,580	53,019
LCI Industries	210	14,034
Lifetime Brands Inc	1,166	6,588
Lithia Motors Inc ‘A’	865	70,748
Lumber Liquidators Holdings Inc *	2,350	11,021
M/I Homes Inc *	6,612	109,296
MarineMax Inc *	1,993	20,767
Marriott Vacations Worldwide Corp	3,411	189,583
MDC Holdings Inc	5,079	117,833
Meritage Homes Corp *	3,619	132,130
Meritor Inc *	1,164	15,423
Mesa Air Group Inc *	1,425	4,688
Methode Electronics Inc	3,654	96,575
Miller Industries Inc	1,025	28,987
Mobile Mini Inc	2,952	77,431
Modine Manufacturing Co *	4,950	16,087
Monarch Casino & Resort Inc *	255	7,158
Motorcar Parts of America Inc *	1,869	23,512
Movado Group Inc *	1,586	18,747
Navistar International Corp *	4,965	81,873
Office Depot Inc	54,331	89,103
OneSpaWorld Holdings Ltd (Bahamas)	4,713	19,135
Oxford Industries Inc	1,030	37,348
Papa John’s International Inc	257	13,716
Party City Holdco Inc *	6,568	3,010
PC Connection Inc	1,117	46,032
Penn National Gaming Inc *	9,792	123,869
PetMed Express Inc	1,397	40,206
Potbelly Corp *	1,946	6,013
PriceSmart Inc	2,055	107,990
Purple Innovation Inc *	675	3,834
RCI Hospitality Holdings Inc	878	8,754
Reading International Inc ‘A’ *	1,833	7,130
Red Lion Hotels Corp *	2,239	3,269
Red Robin Gourmet Burgers Inc *	1,265	10,778
Regis Corp *	2,208	13,049
REV Group Inc	2,251	9,387
RH *	1,213	121,870
Rite Aid Corp *	5,519	82,785
Rocky Brands Inc	681	13,177
RTW RetailWinds Inc *	3,662	769
Rush Enterprises Inc ‘A’	2,724	86,950
Rush Enterprises Inc ‘B’	394	12,021
Sally Beauty Holdings Inc *	11,674	94,326
ScanSource Inc *	2,518	53,860
Shoe Carnival Inc	912	18,942
Signet Jewelers Ltd (NYSE) *	5,197	33,521
SkyWest Inc	4,920	128,855
Sleep Number Corp *	236	4,522
Sonic Automotive Inc ‘A’	2,424	32,191
Spartan Motors Inc	919	11,864
Spirit Airlines Inc *	1,509	19,451
Sportsman’s Warehouse Holdings Inc *	4,248	26,168
Standard Motor Products Inc	1,659	68,965
Steelcase Inc ‘A’	6,690	66,030
Superior Group of Cos Inc	837	7,081
Systemax Inc	266	4,716
Tailored Brands Inc *	724	1,260
Taylor Morrison Home Corp *	11,581	127,391
Telenav Inc *	1,741	7,521
Tenneco Inc ‘A’ *	5,076	18,274

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
The Buckle Inc	2,898	$39,732
The Cato Corp ‘A’	2,189	23,357
The Container Store Group Inc *	1,856	4,380
The Marcus Corp	2,276	28,040
The Michaels Cos Inc *	8,049	13,039
The St Joe Co *	3,336	55,978
Thor Industries Inc	20,422	861,400
Tilly’s Inc ‘A’	2,204	9,103
Titan International Inc	5,070	7,858
Titan Machinery Inc *	1,894	16,459
TRI Pointe Group Inc *	13,808	121,096
Triton International Ltd (Bermuda)	5,418	140,164
Tupperware Brands Corp *	4,949	8,017
Unifi Inc *	16,601	191,742
UniFirst Corp	1,518	229,355
Universal Electronics Inc *	121	4,643
Vera Bradley Inc *	2,016	8,306
Veritiv Corp *	1,286	10,108
Vince Holding Corp *	368	1,428
Vista Outdoor Inc *	5,765	50,732
Visteon Corp *	2,790	133,864
Wabash National Corp	5,199	37,537
Waitr Holdings Inc *	5,161	6,348
Weyco Group Inc	599	12,082
Wingstop Inc	230	18,331
Winmark Corp	146	18,603
Winnebago Industries Inc	946	26,308
Wolverine World Wide Inc	4,128	62,746
World Fuel Services Corp	6,432	161,958
Wyndham Hotels & Resorts Inc	44,980	1,417,320
Zumiez Inc *	1,994	34,536

		14,723,386

Consumer, Non-Cyclical - 8.0%

89bio Inc *	81	2,045
Aaron’s Inc	763	17,381
Abeona Therapeutics Inc *	3,938	8,270
ABM Industries Inc	6,632	161,556
Acacia Research Corp *	5,178	11,495
Acceleron Pharma Inc *	790	70,997
ACCO Brands Corp	9,609	48,525
AcelRx Pharmaceuticals Inc *	6,375	7,523
Aclaris Therapeutics Inc *	3,756	3,906
Acorda Therapeutics Inc *	5,498	5,127
Adamas Pharmaceuticals Inc *	2,762	7,982
ADMA Biologics Inc *	695	2,002
Adtalem Global Education Inc *	5,280	141,451
Aduro Biotech Inc *	770	2,110
Aeglea BioTherapeutics Inc *	2,731	12,726
Affimed NV * (Germany)	1,231	1,945
Akebia Therapeutics Inc *	11,995	90,922
Akero Therapeutics Inc *	184	3,901
Akorn Inc *	9,961	5,590
Aldeyra Therapeutics Inc *	773	1,909
Alico Inc	479	14,868
Alphatec Holdings Inc *	546	1,884
AMAG Pharmaceuticals Inc *	3,472	21,457
American Public Education Inc *	1,513	36,206
American Renal Associates Holdings Inc *	1,142	7,549
AnaptysBio Inc *	471	6,655
AngioDynamics Inc *	3,854	40,197
Anika Therapeutics Inc *	1,356	39,202
Applied Therapeutics Inc *	140	4,577
Aprea Therapeutics Inc * (Sweden)	145	5,040
Apyx Medical Corp *	3,031	10,881
Arcus Biosciences Inc *	3,328	46,193
Ardelyx Inc *	5,714	32,484
Arena Pharmaceuticals Inc *	1,037	43,554
Arlo Technologies Inc *	7,991	19,418
ASGN Inc *	639	22,569

	Shares	Value
Assembly Biosciences Inc *	2,483	$36,823
Assertio Therapeutics Inc *	5,997	3,898
Atreca Inc ‘A’ *	171	2,830
Avanos Medical Inc *	4,749	127,891
Avid Bioservices Inc *	616	3,148
B&G Foods Inc	5,718	103,439
BellRing Brands Inc ‘A’ *	1,631	27,809
Beyondspring Inc *	109	1,396
BG Staffing Inc	510	3,815
BioCryst Pharmaceuticals Inc *	2,951	5,902
Bridgebio Pharma Inc *	1,579	45,791
BrightView Holdings Inc *	3,114	34,441
Brookdale Senior Living Inc *	18,728	58,431
Cabaletta Bio Inc *	254	1,854
Cadiz Inc *	1,375	16,046
CAI International Inc *	1,641	23,204
Cal-Maine Foods Inc *	3,167	139,285
Calithera Biosciences Inc *	4,954	21,996
Cara Therapeutics Inc *	695	9,181
Cardtronics PLC ‘A’ *	725	15,167
CareDx Inc *	297	6,484
Carriage Services Inc	1,645	26,567
CASI Pharmaceuticals Inc *	607	1,238
Castle Biosciences Inc *	96	2,862
cbdMD Inc *	1,134	1,055
CBIZ Inc *	5,153	107,801
CEL-SCI Corp *	332	3,831
Cellular Biomedicine Group Inc *	334	5,284
Central Garden & Pet Co *	1,004	27,610
Central Garden & Pet Co ‘A’ *	4,028	102,996
Cerus Corp *	2,073	9,639
Chimerix Inc *	4,843	6,974
Coherus Biosciences Inc *	3,704	60,079
Collectors Universe Inc	104	1,630
Community Health Systems Inc *	8,820	29,459
Concert Pharmaceuticals Inc *	2,424	21,428
Constellation Pharmaceuticals Inc *	189	5,940
Cortexyme Inc *	58	2,645
CRA International Inc	561	18,743
Craft Brew Alliance Inc *	1,104	16,450
Cross Country Healthcare Inc *	3,061	20,631
Cyclerion Therapeutics Inc *	211	559
Cytokinetics Inc *	555	6,543
Darling Ingredients Inc *	16,436	315,078
Deluxe Corp	3,955	102,553
Dynavax Technologies Corp *	1,238	4,370
Edgewell Personal Care Co *	5,406	130,176
ElectroCore Inc *	1,538	1,461
elf Beauty Inc *	2,264	22,278
Eloxx Pharmaceuticals Inc *	325	637
Emerald Holding Inc *	2,333	6,042
Endo International PLC *	21,368	79,062
Ennis Inc	2,526	47,438
Enochian Biosciences Inc *	938	2,814
Envista Holdings Corp *	26,997	403,335
Enzo Biochem Inc *	4,657	11,782
Epizyme Inc *	2,143	33,238
Evelo Biosciences Inc *	1,346	5,054
Exagen Inc *	131	2,088
EyePoint Pharmaceuticals Inc *	2,583	2,635
Farmer Brothers Co *	1,072	7,461
FibroGen Inc *	857	29,781
Five Prime Therapeutics Inc *	3,516	7,981
Frequency Therapeutics Inc *	141	2,511
Fresh Del Monte Produce Inc	3,064	84,597
FTI Consulting Inc *	3,387	405,661
G1 Therapeutics Inc *	1,450	15,979
Geron Corp *	19,348	23,024
Glanbia PLC (Ireland)	90,485	984,985
Gossamer Bio Inc *	2,087	21,183
GP Strategies Corp *	1,274	8,294

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Green Dot Corp ‘A’ *	840	$21,328
Gritstone Oncology Inc *	2,098	12,210
Hanger Inc *	3,148	49,046
Harpoon Therapeutics Inc *	489	5,663
Heidrick & Struggles International Inc	1,683	37,867
Herc Holdings Inc *	2,221	45,442
Hertz Global Holdings Inc *	10,125	62,572
Hostess Brands Inc *	11,971	127,611
Huron Consulting Group Inc *	3,479	157,807
ICF International Inc	688	47,266
IGM Biosciences Inc *	104	5,840
ImmunoGen Inc *	7,963	27,154
Immunomedics Inc *	2,010	27,095
Information Services Group Inc *	3,529	9,070
Ingles Markets Inc ‘A’	1,414	51,130
Integer Holdings Corp *	14,735	926,242
Intellia Therapeutics Inc *	1,175	14,370
Intra-Cellular Therapies Inc *	2,681	41,207
Invacare Corp	3,425	25,448
Jounce Therapeutics Inc *	1,617	7,681
K12 Inc *	3,625	68,367
Kala Pharmaceuticals Inc *	1,301	11,436
Karuna Therapeutics Inc *	222	15,984
Kelly Services Inc ‘A’	3,278	41,598
Kezar Life Sciences Inc *	1,784	7,778
Kiniksa Pharmaceuticals Ltd ‘A’ *	104	1,610
Lancaster Colony Corp	520	75,213
Landec Corp *	2,617	22,742
Lannett Co Inc *	3,282	22,810
Laureate Education Inc ‘A’ *	11,265	118,395
LeMaitre Vascular Inc	279	6,953
Ligand Pharmaceuticals Inc *	1,450	105,444
Limoneira Co	1,209	15,838
Lineage Cell Therapeutics Inc *	11,318	9,372
LivaNova PLC *	1,044	47,241
LiveRamp Holdings Inc *	6,725	221,387
Livongo Health Inc *	721	20,570
Luminex Corp	4,244	116,837
MacroGenics Inc *	2,698	15,702
Magellan Health Inc *	985	47,388
Mallinckrodt PLC *	8,740	17,305
Maple Leaf Foods Inc (Canada)	33,907	614,870
Menlo Therapeutics Inc *	4,954	13,277
Meridian Bioscience Inc *	3,928	32,995
Mersana Therapeutics Inc *	3,765	21,950
Minerva Neurosciences Inc *	408	2,456
Molecular Templates Inc *	758	10,074
Morphic Holding Inc *	200	2,936
Myriad Genetics Inc *	6,318	90,411
NanoString Technologies Inc *	381	9,163
Nathan’s Famous Inc	175	10,675
National HealthCare Corp	1,267	90,882
Natural Grocers by Vitamin Cottage Inc	916	7,795
Nature’s Sunshine Products Inc *	816	6,634
Neon Therapeutics Inc *	1,718	4,536
NextCure Inc *	78	2,891
NGM Biopharmaceuticals Inc *	130	1,603
Novavax Inc *	1,938	26,318
OPKO Health Inc*	38,791	51,980
Option Care Health Inc *	2,915	27,605
OraSure Technologies Inc *	6,203	66,744
Orthofix Medical Inc *	491	13,753
Osmotica Pharmaceuticals PLC *	977	3,107
Owens & Minor Inc	6,179	56,538
Oyster Point Pharma Inc *	148	5,180
Pacific Biosciences of California Inc *	1,548	4,737
Patterson Cos Inc	8,404	128,497
PDL BioPharma Inc *	11,597	32,704
Personalis Inc *	224	1,808
Phathom Pharmaceuticals Inc *	247	6,378
Phibro Animal Health Corp ‘A’	167	4,036

	Shares	Value
PolarityTE Inc *	1,708	$1,845
Precigen Inc *	5,750	19,550
Prestige Consumer Healthcare Inc *	5,100	187,068
Prevail Therapeutics Inc *	179	2,182
Principia Biopharma Inc *	133	7,898
Progyny Inc *	722	15,299
Protagonist Therapeutics Inc *	690	4,871
Prothena Corp PLC * (Ireland)	4,151	44,416
Pyxus International Inc *	1,051	3,269
Quad/Graphics Inc	3,246	8,180
Quanex Building Products Corp	3,296	33,224
Reata Pharmaceuticals Inc ‘A’ *	1,316	189,951
Resources Connection Inc	2,089	22,916
resTORbio Inc *	1,702	1,753
Revance Therapeutics Inc *	888	13,142
Revlon Inc ‘A’ *	155	1,694
REVOLUTION Medicines Inc *	299	6,551
Rigel Pharmaceuticals Inc *	1,951	3,044
Rockwell Medical Inc *	301	617
Rosetta Stone Inc *	1,835	25,727
RR Donnelley & Sons Co	7,118	6,823
RTI Surgical Holdings Inc *	5,926	10,133
Sanderson Farms Inc	321	39,586
Sangamo Therapeutics Inc *	3,520	22,422
Satsuma Pharmaceuticals Inc *	154	3,314
SEACOR Marine Holdings Inc *	2,041	8,940
SeaSpine Holdings Corp *	1,791	14,632
Seneca Foods Corp ‘A’ *	637	25,340
Sientra Inc *	690	1,373
Solid Biosciences Inc *	2,012	4,809
SP Plus Corp *	2,293	47,580
SpartanNash Co	3,585	51,337
Spectrum Pharmaceuticals Inc *	1,011	2,356
Spero Therapeutics Inc *	1,398	11,296
SpringWorks Therapeutics Inc *	234	6,318
Stoke Therapeutics Inc *	236	5,404
Strongbridge Biopharma PLC *	4,431	8,375
Surgery Partners Inc *	2,323	15,169
Sutro Biopharma Inc *	1,073	10,945
Syneos Health Inc *	5,789	228,202
Synlogic Inc *	1,930	3,320
TCR2 Therapeutics Inc *	1,113	8,615
Team Inc *	3,014	19,591
Tejon Ranch Co *	2,085	29,315
Tenet Healthcare Corp *	717	10,325
Textainer Group Holdings Ltd * (China)	4,906	40,327
TG Therapeutics Inc *	1,005	9,889
The Andersons Inc	3,150	59,062
The Hackett Group Inc	260	3,307
The Simply Good Foods Co *	8,281	159,492
TherapeuticsMD Inc *	2,551	2,704
Tivity Health Inc *	5,046	31,739
Tootsie Roll Industries Inc	185	6,663
TransEnterix Inc *	526	185
TransMedics Group Inc *	235	2,839
Triple-S Management Corp ‘B’ *	2,334	32,909
TrueBlue Inc *	3,854	49,177
Turning Point Therapeutics Inc *	158	7,056
United Natural Foods Inc *	5,339	49,012
UNITY Biotechnology Inc *	955	5,539
Universal Corp	2,422	107,077
Utah Medical Products Inc	53	4,985
Varex Imaging Corp *	2,204	50,053
VBI Vaccines Inc *	1,983	1,884
Vector Group Ltd	662	6,236
Vectrus Inc *	1,137	47,083
Verrica Pharmaceuticals Inc *	920	10,056
Viela Bio Inc *	113	4,294
Viking Therapeutics Inc *	6,217	29,096
Village Super Market Inc ‘A’	823	20,229
Vir Biotechnology Inc *	167	5,723

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
WaVe Life Sciences Ltd *	580	$5,435
Weis Markets Inc	935	38,952
WW International Inc *	4,691	79,325
Xeris Pharmaceuticals Inc *	175	341

		11,014,328

Energy - 2.0%

Abraxas Petroleum Corp *	19,565	2,367
Advanced Emissions Solutions Inc	290	1,905
Amplify Energy Corp	1,445	818
Arch Coal Inc ‘A’	1,498	43,292
Archrock Inc	12,787	48,079
Berry Corp	6,246	15,053
Bonanza Creek Energy Inc *	1,881	21,161
Brigham Minerals Inc ‘A’	567	4,689
California Resources Corp *	4,873	4,873
Callon Petroleum Co *	38,915	21,322
Chaparral Energy Inc ‘A’ *	3,794	1,783
Clean Energy Fuels Corp *	13,499	24,028
CNX Resources Corp *	18,621	99,064
Comstock Resources Inc *	1,577	8,500
CONSOL Energy Inc *	2,566	9,469
Crescent Point Energy Corp (TSE) (Canada)	384,900	298,118
CVR Energy Inc	1,722	28,465
Delek US Holdings Inc	7,404	116,687
Denbury Resources Inc *	47,663	8,799
Diamond Offshore Drilling Inc *	6,478	11,855
Dril-Quip Inc *	3,616	110,288
Earthstone Energy Inc ‘A’ *	1,797	3,163
Era Group Inc *	1,935	10,314
Evolution Petroleum Corp	430	1,122
Exterran Corp *	2,883	13,838
Extraction Oil & Gas Inc *	6,954	2,935
Falcon Minerals Corp	3,341	7,183
Flotek Industries Inc *	5,318	4,733
Forum Energy Technologies Inc *	9,988	1,771
Frank’s International NV *	10,691	27,690
FTS International Inc *	2,171	484
FutureFuel Corp	2,561	28,862
Geospace Technologies Corp *	1,344	8,602
Goodrich Petroleum Corp *	288	1,227
Green Plains Inc *	3,461	16,786
Gulfport Energy Corp *	15,872	7,058
Hallador Energy Co	2,296	2,179
Helix Energy Solutions Group Inc *	14,167	23,234
HighPoint Resources Corp *	13,743	2,611
Hunting PLC (United Kingdom)	149,985	319,751
Independence Contract Drilling Inc *	285	399
KLX Energy Services Holdings Inc *	2,497	1,748
Laredo Petroleum Inc *	17,960	6,821
Liberty Oilfield Services Inc ‘A’	3,894	10,475
Magnolia Oil & Gas Corp ‘A’ *	10,045	40,180
Mammoth Energy Services Inc *	1,593	1,193
Matador Resources Co *	10,056	24,939
Matrix Service Co *	2,622	24,830
Montage Resources Corp *	2,154	4,846
MRC Global Inc *	7,170	30,544
Murphy USA Inc *	2,409	203,223
Nabors Industries Ltd	34,988	13,649
NACCO Industries Inc ‘A’	362	10,129
National Energy Services Reunited Corp *	2,464	12,517
Natural Gas Services Group Inc *	19,044	84,936
NCS Multistage Holdings Inc *	1,213	776
Newpark Resources Inc *	8,852	7,940
NexTier Oilfield Solutions Inc *	16,121	18,862
Nine Energy Service Inc *	1,974	1,596
Noble Corp PLC *	24,276	6,312
Northern Oil and Gas Inc *	30,009	19,899
NOW Inc *	10,855	56,012
Oasis Petroleum Inc *	31,758	11,115

	Shares	Value
Oceaneering International Inc *	9,909	$29,132
Oil States International Inc *	5,987	12,154
Pacific Drilling SA *	3,642	1,566
Panhandle Oil and Gas Inc ‘A’	1,543	5,694
Par Pacific Holdings Inc *	3,621	25,709
PDC Energy Inc *	10,014	62,187
Peabody Energy Corp	6,390	18,531
Penn Virginia Corp *	1,574	4,864
PrimeEnergy Resources Corp *	18	1,332
ProPetro Holding Corp *	3,228	8,070
QEP Resources Inc *	23,520	7,867
Ramaco Resources Inc *	981	2,345
Renewable Energy Group Inc *	3,669	75,325
REX American Resources Corp *	564	26,232
Ring Energy Inc *	4,215	2,776
RPC Inc	5,869	12,090
SandRidge Energy Inc *	2,524	2,269
Seadrill Ltd * (United Kingdom)	4,891	2,103
Select Energy Services Inc ‘A’ *	5,854	18,908
SilverBow Resources Inc *	413	1,020
SM Energy Co	11,165	13,621
Smart Sand Inc *	2,796	2,908
Southwestern Energy Co *	54,257	91,694
SunCoke Energy Inc	7,071	27,223
Sunnova Energy International Inc *	2,261	22,768
SunPower Corp *	7,315	37,087
Talos Energy Inc *	2,018	11,603
TerraForm Power Inc ‘A’	2,417	38,116
TETRA Technologies Inc *	11,543	3,694
Thermon Group Holdings Inc *	2,351	35,430
Trecora Resources *	2,114	12,578
Unit Corp *	6,552	1,703
US Silica Holdings Inc	7,175	12,915
US Well Services Inc *	478	143
W&T Offshore Inc *	9,448	16,062
Warrior Met Coal Inc	5,155	54,746
Whiting Petroleum Corp *	8,988	6,026

		2,665,590

Financial - 38.7%

1st Constitution Bancorp	883	11,700
1st Source Corp	1,390	45,078
Acadia Realty Trust REIT	8,534	105,736
ACNB Corp	805	24,150
AG Mortgage Investment Trust Inc REIT	3,266	8,949
Agree Realty Corp REIT	4,186	259,113
Alerus Financial Corp	137	2,263
Alexander & Baldwin Inc REIT	6,833	76,666
Allegiance Bancshares Inc	1,887	45,496
Altisource Portfolio Solutions SA *	583	4,472
Amalgamated Bank ‘A’	1,408	15,235
Ambac Financial Group Inc *	4,560	56,270
Amerant Bancorp Inc *	1,957	30,118
American Equity Investment Life Holding Co	9,033	169,820
American Finance Trust Inc REIT	10,100	63,125
American National Bankshares Inc	1,088	26,003
American Realty Investors Inc *	229	2,116
Ameris Bancorp	5,262	125,025
AMERISAFE Inc	1,912	123,267
Ames National Corp	862	17,628
Anworth Mortgage Asset Corp REIT	9,723	10,987
Apollo Commercial Real Estate Finance Inc REIT	15,458	114,698
Ares Commercial Real Estate Corp REIT	3,013	21,061
Argo Group International Holdings Ltd	3,272	121,260
Arlington Asset Investment Corp ‘A’ REIT	3,639	7,969
Armada Hoffler Properties Inc REIT	3,896	41,687
ARMOUR Residential REIT Inc	6,005	52,904
Arrow Financial Corp	1,298	36,175
Artisan Partners Asset Management Inc ‘A’	2,332	50,115

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

-	Shares	Value
Ashford Hospitality Trust Inc REIT	8,422	$6,226
Assetmark Financial Holdings Inc *	772	15,741
Associated Capital Group Inc ‘A’	190	5,814
Atlantic Capital Bancshares Inc *	2,015	23,918
Atlantic Union Bankshares Corp	30,814	674,827
Axos Financial Inc *	2,150	38,979
B. Riley Financial Inc	2,081	38,332
Banc of California Inc	4,499	35,992
BancFirst Corp	1,856	61,935
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	3,133	32,301
BancorpSouth Bank	9,937	188,008
Bank First Corp	34	1,904
Bank of Commerce Holdings	1,779	14,001
Bank of Marin Bancorp	1,296	38,880
Bank7 Corp	316	2,509
BankFinancial Corp	1,316	11,594
Bankwell Financial Group Inc	673	10,270
Banner Corp	3,509	115,937
Bar Harbor Bankshares	1,545	26,698
Baycom Corp *	679	8,182
BCB Bancorp Inc	1,480	15,762
Berkshire Hills Bancorp Inc	4,516	67,108
Blackstone Mortgage Trust Inc ‘A’ REIT	12,988	241,837
Blucora Inc *	1,413	17,027
Boston Private Financial Holdings Inc	8,443	60,367
Braemar Hotels & Resorts Inc REIT	2,712	4,610
Brandywine Realty Trust REIT	90,629	953,417
Bridge Bancorp Inc	1,626	34,406
Bridgewater Bancshares Inc *	2,335	22,766
Brightsphere Investment Group Inc	6,636	42,404
Brookline Bancorp Inc	7,815	88,153
BRP Group Inc ‘A’ *	997	10,518
BRT Apartments Corp REIT	1,084	11,111
Bryn Mawr Bank Corp	65,366	1,855,087
Business First Bancshares Inc	1,272	17,172
Byline Bancorp Inc	2,396	24,847
C&F Financial Corp	321	12,808
Cadence BanCorp	12,627	82,707
Calamos Asset Management Inc Escrow Receipt * Ω ±	4,509	-
Cambridge Bancorp	358	18,616
Camden National Corp	1,494	46,986
Capital Bancorp Inc *	817	10,229
Capital City Bank Group Inc	1,359	27,343
Capitol Federal Financial Inc	13,164	152,834
Capstar Financial Holdings Inc	1,503	14,865
Capstead Mortgage Corp REIT	9,106	38,245
CareTrust REIT Inc	2,460	36,383
Carolina Financial Corp	2,364	61,157
Carter Bank & Trust	2,280	20,930
CatchMark Timber Trust Inc ‘A’ REIT	4,971	35,891
Cathay General Bancorp	7,714	177,036
CBL & Associates Properties Inc REIT *	15,425	3,087
CBTX Inc	1,798	31,950
Cedar Realty Trust Inc REIT	8,496	7,928
CenterState Bank Corp	62,029	1,068,760
Central Pacific Financial Corp	2,513	39,957
Central Valley Community Bancorp	1,069	13,940
Century Bancorp Inc ‘A’	239	14,875
Chatham Lodging Trust REIT	4,593	27,282
Chemung Financial Corp	340	11,213
Cherry Hill Mortgage Investment Corp REIT	1,573	9,753
CIM Commercial Trust Corp REIT	1,188	13,175
Citizens & Northern Corp	1,214	24,280
Citizens Inc *	4,938	32,196
City Holding Co	1,431	95,204
City Office REIT Inc	5,369	38,818
Civista Bancshares Inc	1,542	23,068
CNB Financial Corp	1,382	26,078
CNO Financial Group Inc	96,013	1,189,601

	Shares	Value
Coastal Financial Corp *	384	$4,036
Codorus Valley Bancorp Inc	940	15,134
Colony Bankcorp Inc	745	9,313
Colony Credit Real Estate Inc REIT	8,176	32,213
Columbia Banking System Inc	76,643	2,054,032
Columbia Financial Inc *	5,252	75,629
Community Bank System Inc	5,090	299,292
Community Bankers Trust Corp	2,216	10,748
Community Healthcare Trust Inc REIT	801	30,662
Community Trust Bancorp Inc	1,527	48,543
ConnectOne Bancorp Inc	3,413	45,871
Consolidated-Tomoka Land Co	478	21,668
CoreCivic Inc REIT	11,880	132,700
CorEnergy Infrastructure Trust Inc REIT	1,325	24,354
CorePoint Lodging Inc REIT	3,964	15,539
Cowen Inc ‘A’	1,587	15,330
Crawford & Co ‘A’	271	1,951
CrossFirst Bankshares Inc *	4,427	37,187
Cushman & Wakefield PLC *	614	7,208
Customers Bancorp Inc *	2,795	30,549
CVB Financial Corp	13,355	267,768
Diamond Hill Investment Group Inc	29	2,617
DiamondRock Hospitality Co REIT *	20,156	102,392
Dime Community Bancshares Inc	3,061	41,966
Diversified Healthcare Trust REIT	23,675	85,940
Donegal Group Inc ‘A’	960	14,592
Dynex Capital Inc REIT	2,174	22,697
Eagle Bancorp Inc	3,073	92,835
Easterly Government Properties Inc REIT	5,765	142,050
Elevate Credit Inc *	830	863
Ellington Financial Inc	3,665	20,927
Employers Holdings Inc	3,139	127,161
Encore Capital Group Inc *	3,089	72,221
Enova International Inc *	1,104	15,997
Enstar Group Ltd * (Bermuda)	952	151,416
Enterprise Bancorp Inc	892	24,075
Enterprise Financial Services Corp	2,447	68,296
Equity Bancshares Inc ‘A’ *	1,503	25,927
Esquire Financial Holdings Inc *	410	6,171
ESSA Bancorp Inc	921	12,572
Essent Group Ltd	4,746	125,010
Essential Properties Realty Trust Inc REIT	8,199	107,079
Evans Bancorp Inc	474	11,523
Exantas Capital Corp REIT *	2,972	8,203
EZCORP Inc ‘A’ *	5,097	21,254
Farmers & Merchants Bancorp Inc	1,017	26,350
Farmers National Banc Corp	2,586	30,075
Farmland Partners Inc REIT	2,756	16,729
FB Financial Corp	903	17,807
FBL Financial Group Inc ‘A’	971	45,317
Federal Agricultural Mortgage Corp ‘C’	648	36,048
FedNat Holding Co	537	6,165
FGL Holdings	14,618	143,256
Fidelity D&D Bancorp Inc	205	10,459
Financial Institutions Inc	1,551	28,135
First BanCorp	21,452	114,125
First Bancorp Inc	1,033	22,726
First Bancorp NC	2,866	66,147
First Bank	1,677	11,638
First Busey Corp	5,262	90,033
First Business Financial Services Inc	772	11,966
First Capital Inc	302	18,090
First Choice Bancorp	1,039	15,595
First Commonwealth Financial Corp	9,798	89,554
First Community Bankshares Inc	1,721	40,099
First Defiance Financial Corp	3,452	50,882
First Financial Bancorp	9,771	145,686
First Financial Corp	1,196	40,329
First Financial Northwest Inc	788	7,912
First Foundation Inc	2,780	28,412
First Guaranty Bancshares Inc	587	8,470

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
First Horizon National Corp	154,597	$1,246,052
First Industrial Realty Trust Inc REIT	10,032	333,363
First Internet Bancorp	993	16,305
First Interstate BancSystem Inc ‘A’	3,791	109,332
First Merchants Corp	5,412	143,364
First Mid Bancshares Inc	1,436	34,091
First Midwest Bancorp Inc	10,656	141,032
First Northwest Bancorp	812	8,826
Flagstar Bancorp Inc	3,459	68,592
Flushing Financial Corp	2,680	35,805
FNCB Bancorp Inc	1,704	11,775
Franklin Financial Network Inc	1,328	27,078
Franklin Financial Services Corp	375	10,294
Franklin Street Properties Corp REIT	10,247	58,715
Front Yard Residential Corp REIT	4,963	59,308
FRP Holdings Inc *	690	29,670
FS Bancorp Inc	341	12,276
Fulton Financial Corp	16,052	184,437
FVCBankcorp Inc *	1,241	16,530
GAIN Capital Holdings Inc	1,960	10,937
GAMCO Investors Inc ‘A’	94	1,033
Genworth Financial Inc ‘A’ *	50,601	167,995
German American Bancorp Inc	19,952	547,682
Getty Realty Corp REIT	3,314	78,674
Glacier Bancorp Inc	24,909	847,031
Gladstone Commercial Corp REIT	2,334	33,516
Gladstone Land Corp REIT	1,924	22,799
Global Indemnity Ltd (Cayman)	685	17,468
Global Medical REIT Inc	3,831	38,770
Global Net Lease Inc REIT	9,023	120,638
Granite Point Mortgage Trust Inc REIT	5,491	27,839
Great Ajax Corp REIT *	1,760	11,194
Great Southern Bancorp Inc	1,096	44,278
Great Western Bancorp Inc	5,652	115,753
Greene County Bancorp Inc	79	1,845
Greenlight Capital Re Ltd ‘A’ *	2,868	17,065
Griffin Industrial Realty Inc	65	2,126
Guaranty Bancshares Inc	810	18,743
Hallmark Financial Services Inc *	1,514	6,117
Hancock Whitney Corp	8,703	169,883
Hanmi Financial Corp	2,719	29,501
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	5,908	120,582
Harborone Bancorp Inc *	1,382	10,406
Hawthorn Bancshares Inc	560	10,276
HBT Financial Inc	829	8,729
HCI Group Inc	614	24,714
Healthcare Realty Trust Inc REIT	19,452	543,294
Heartland Financial USA Inc	3,474	104,915
Heritage Commerce Corp	5,096	39,086
Heritage Financial Corp	3,659	73,180
Heritage Insurance Holdings Inc	2,325	24,901
Hersha Hospitality Trust REIT *	3,450	12,351
Highwoods Properties Inc REIT	39,723	1,406,989
Hilltop Holdings Inc	6,987	105,643
Hingham Institution for Savings	90	13,049
Home Bancorp Inc	751	18,339
Home BancShares Inc	15,576	186,756
HomeStreet Inc	2,196	48,817
HomeTrust Bancshares Inc	1,090	17,353
Hope Bancorp Inc	11,972	98,410
Horace Mann Educators Corp	77,859	2,848,861
Horizon Bancorp Inc	3,888	38,336
Houlihan Lokey Inc	25,218	1,314,362
Howard Bancorp Inc *	1,336	14,509
IBERIABANK Corp	5,210	188,394
Independence Holding Co	486	12,422
Independence Realty Trust Inc REIT	9,118	81,515
Independent Bank Corp	3,022	194,526
Independent Bank Corp MI	1,605	20,656
Independent Bank Group Inc	2,749	65,096

	Shares	Value
Industrial Logistics Properties Trust REIT	6,528	$114,501
International Bancshares Corp	5,559	149,426
INTL. FCStone Inc *	1,582	57,363
Invesco Mortgage Capital Inc REIT *	16,614	56,654
Investar Holding Corp	662	8,454
Investors Bancorp Inc	22,704	181,405
Investors Real Estate Trust REIT	1,162	63,910
Investors Title Co	116	14,848
iStar Inc REIT	1,755	18,621
James River Group Holdings Ltd	1,550	56,172
Jernigan Capital Inc REIT	2,338	25,624
Kearny Financial Corp	5,270	45,269
Kennedy-Wilson Holdings Inc	6,030	80,923
Kite Realty Group Trust REIT	8,256	78,184
KKR Real Estate Finance Trust Inc REIT	2,452	36,805
Ladder Capital Corp REIT	10,306	48,850
Lakeland Bancorp Inc	4,936	53,358
Lakeland Financial Corp	52,201	1,918,387
LCNB Corp	1,206	15,196
Legacy Housing Corp *	342	3,164
LendingClub Corp *	6,701	52,603
Level One Bancorp Inc	516	9,288
Lexington Realty Trust REIT	24,169	239,998
Live Oak Bancshares Inc	2,687	33,507
LTC Properties Inc REIT	2,003	61,893
Luther Burbank Corp	1,950	17,882
Macatawa Bank Corp	2,592	18,455
Mack-Cali Realty Corp REIT	8,642	131,618
Mackinac Financial Corp	918	9,593
MainStreet Bancshares Inc *	756	12,671
Malvern Bancorp Inc *	611	7,485
Marcus & Millichap Inc *	281	7,615
Marlin Business Services Corp	533	5,954
Maui Land & Pineapple Co Inc *	333	3,640
MBIA Inc *	6,861	48,988
McGrath RentCorp	21,642	1,133,608
Medallion Financial Corp *	2,069	3,848
Mercantile Bank Corp	1,603	33,936
Merchants Bancorp	893	13,556
Meridian Bancorp Inc	4,152	46,585
Meta Financial Group Inc	1,431	31,081
Metrocity Bankshares Inc	1,523	17,880
Metropolitan Bank Holding Corp *	727	19,578
Mid Penn Bancorp Inc	694	14,054
Midland States Bancorp Inc	1,944	34,001
MidWestOne Financial Group Inc	1,207	25,275
MMA Capital Holdings Inc *	426	10,535
Moelis & Co ‘A’	903	25,374
Monmouth Real Estate Investment Corp REIT	8,047	96,966
Mr Cooper Group Inc *	4,061	29,767
MutualFirst Financial Inc	592	16,694
MVB Financial Corp	992	12,648
National Bank Holdings Corp ‘A’	2,015	48,158
National Bankshares Inc	631	20,129
National General Holdings Corp	2,689	44,503
National Health Investors Inc REIT	2,416	119,640
National Western Life Group Inc ‘A’	223	38,356
NBT Bancorp Inc	4,265	138,143
Nelnet Inc ‘A’	1,778	80,739
New Senior Investment Group Inc REIT	4,737	12,127
New York Mortgage Trust Inc REIT	36,347	56,338
Newmark Group Inc ‘A’	1,740	7,395
NI Holdings Inc *	938	12,719
Nicolet Bankshares Inc *	928	50,650
Northeast Bank	730	8,512
Northfield Bancorp Inc	4,358	48,766
Northrim BanCorp Inc	655	17,685
Northwest Bancshares Inc	9,896	114,497
Norwood Financial Corp	591	15,780
Oak Valley Bancorp	663	10,436
OceanFirst Financial Corp	5,169	82,239

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Ocwen Financial Corp *	13,083	$6,542
Office Properties Income Trust REIT	4,766	129,873
OFG Bancorp	5,079	56,783
Ohio Valley Banc Corp	417	12,502
Old National Bancorp	16,904	222,964
Old Republic International Corp	122,811	1,872,868
Old Second Bancorp Inc	2,894	19,998
On Deck Capital Inc *	5,666	8,726
One Liberty Properties Inc REIT	1,556	21,675
OP Bancorp	1,273	9,497
Oportun Financial Corp *	363	3,830
Oppenheimer Holdings Inc ‘A’	892	17,626
Opus Bank	2,202	38,161
Orchid Island Capital Inc REIT	6,547	19,314
Origin Bancorp Inc	1,839	37,240
Orrstown Financial Services Inc	1,062	14,624
Pacific Mercantile Bancorp *	1,960	9,232
Pacific Premier Bancorp Inc	5,906	111,269
Park National Corp	1,327	103,028
Parke Bancorp Inc	1,022	13,787
PCB Bancorp	1,226	11,990
PCSB Financial Corp	1,359	19,012
PDL Community Bancorp *	812	8,339
Peapack Gladstone Financial Corp	1,856	33,315
Pebblebrook Hotel Trust REIT	13,024	141,831
Penns Woods Bancorp Inc	686	16,670
Pennsylvania REIT	4,096	3,734
PennyMac Financial Services Inc	1,616	35,730
PennyMac Mortgage Investment Trust REIT	9,907	105,212
People’s Utah Bancorp	1,484	28,745
Peoples Bancorp Inc	33,950	751,992
Peoples Bancorp of North Carolina Inc	564	11,483
Peoples Financial Services Corp	690	27,421
Physicians Realty Trust REIT	18,971	264,456
Piedmont Office Realty Trust Inc ‘A’ REIT	12,444	219,761
Pioneer Bancorp Inc *	1,134	11,771
Piper Sandler Cos	1,331	67,309
PJT Partners Inc ‘A’	937	40,656
PotlatchDeltic Corp REIT	6,633	208,210
PRA Group Inc *	4,511	125,045
Preferred Apartment Communities Inc ‘A’ REIT	4,562	32,755
Preferred Bank	965	32,636
Premier Financial Bancorp Inc	1,311	16,256
ProAssurance Corp	5,330	133,250
ProSight Global Inc *	574	5,597
Protective Insurance Corp ‘B’	882	12,128
Provident Bancorp Inc *	806	6,948
Provident Financial Holdings Inc	545	8,300
Provident Financial Services Inc	6,108	78,549
Prudential Bancorp Inc	907	13,424
QCR Holdings Inc	1,496	40,497
Radian Group Inc	20,233	262,017
Rafael Holdings Inc ‘B’ *	1,106	14,168
RBB Bancorp	1,661	22,789
RE/MAX Holdings Inc ‘A’	1,797	39,390
Ready Capital Corp REIT	3,734	26,959
Realogy Holdings Corp *	11,335	34,118
Red River Bancshares Inc	473	17,605
Redwood Trust Inc REIT	11,308	57,218
Regional Management Corp *	393	5,368
Reliant Bancorp Inc	977	11,011
Renasant Corp	5,553	121,278
Republic Bancorp Inc ‘A’	962	31,775
Republic First Bancorp Inc *	4,603	10,081
Retail Opportunity Investments Corp REIT	11,433	94,780
Retail Properties of America Inc ‘A’ REIT	109,556	566,405
Retail Value Inc REIT	1,415	17,334
Rexford Industrial Realty Inc REIT	11,416	468,170
Richmond Mutual Bancorporation Inc *	1,220	12,444
Riverview Bancorp Inc	2,123	10,636
RLJ Lodging Trust REIT	16,880	130,314

	Shares	Value
RPT Realty REIT	7,815	$47,124
S&T Bancorp Inc	3,798	103,761
Sabra Health Care REIT Inc	20,211	220,704
Safehold Inc REIT	1,199	75,813
Safety Insurance Group Inc	1,471	124,197
Sandy Spring Bancorp Inc	3,463	78,402
Saul Centers Inc REIT	120	3,929
SB One Bancorp	842	14,314
Sculptor Capital Management Inc	816	11,049
Seacoast Banking Corp of Florida *	4,229	77,433
Select Bancorp Inc *	1,685	12,857
Selective Insurance Group Inc	19,892	988,632
Seritage Growth Properties REIT *	3,086	28,113
ServisFirst Bancshares Inc	897	26,300
Shore Bancshares Inc	1,236	13,411
Sierra Bancorp	1,404	24,682
Silvergate Capital Corp ‘A’ *	281	2,681
Simmons First National Corp ‘A’	9,550	175,720
SmartFinancial Inc	1,321	20,092
South Plains Financial Inc	1,049	16,249
South State Corp	3,350	196,745
Southern First Bancshares Inc *	741	21,022
Southern Missouri Bancorp Inc	729	17,693
Southern National Bancorp of Virginia Inc	2,016	19,837
Southside Bancshares Inc	3,205	97,400
Spirit of Texas Bancshares Inc *	1,425	14,735
STAG Industrial Inc REIT	15,001	337,823
State Auto Financial Corp	1,611	44,770
Sterling Bancorp Inc	1,689	7,263
Stewart Information Services Corp	2,328	62,088
Stifel Financial Corp	6,661	274,966
Stock Yards Bancorp Inc	1,630	47,156
Stratus Properties Inc *	618	10,932
Summit Financial Group Inc	1,102	23,373
Summit Hotel Properties Inc REIT *	10,342	43,643
Sunstone Hotel Investors Inc REIT	25,684	223,708
TCF Financial Corp	6,487	146,995
Terreno Realty Corp REIT	5,953	308,068
Territorial Bancorp Inc	746	18,314
The Bancorp Inc *	5,075	30,805
The Bank of NT Butterfield & Son Ltd (Bermuda)	3,643	62,040
The Bank of Princeton	556	12,927
The Community Financial Corp	561	12,398
The First Bancshares Inc	1,700	32,419
The First of Long Island Corp	66,993	1,162,329
The Hanover Insurance Group Inc	20,330	1,841,491
Third Point Reinsurance Ltd * (Bermuda)	7,257	53,774
Timberland Bancorp Inc	734	13,425
Tiptree Inc	2,546	13,290
Tompkins Financial Corp	1,438	103,248
Towne Bank	6,647	120,244
TPG RE Finance Trust Inc REIT	4,988	27,384
Transcontinental Realty Investors Inc REIT *	98	2,010
TriCo Bancshares	2,655	79,172
TriState Capital Holdings Inc *	2,126	20,558
Triumph Bancorp Inc *	1,199	31,174
TrustCo Bank Corp NY	76,347	413,037
Trustmark Corp	6,418	149,539
UMB Financial Corp	4,437	205,788
UMH Properties Inc REIT	591	6,418
Union Bankshares Inc	298	6,705
United Bankshares Inc	9,766	225,399
United Community Banks Inc	7,209	131,997
United Fire Group Inc	1,904	62,089
United Insurance Holdings Corp	2,089	19,302
United Security Bancshares	1,337	8,557
Unity Bancorp Inc	706	8,260
Universal Health Realty Income Trust REIT	140	14,113
Universal Insurance Holdings Inc	1,970	35,302
Univest Financial Corp	2,808	45,827

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Urban Edge Properties REIT	11,552	$101,773
Urstadt Biddle Properties Inc ‘A’ REIT	2,995	42,229
Valley National Bancorp	39,069	285,594
Veritex Holdings Inc	3,566	49,817
Virtus Investment Partners Inc	575	43,763
Waddell & Reed Financial Inc ‘A’	6,783	77,191
Walker & Dunlop Inc	2,436	98,098
Washington Federal Inc	7,750	201,190
Washington Prime Group Inc REIT	18,565	14,947
Washington Real Estate Investment Trust REIT	8,204	195,829
Washington Trust Bancorp Inc	23,390	855,138
Waterstone Financial Inc	2,195	31,915
Watford Holdings Ltd * (Bermuda)	1,772	25,960
WesBanco Inc	6,534	154,856
West Bancorporation Inc	1,336	21,844
Westamerica Bancorporation	2,123	124,790
Western Asset Mortgage Capital Corp REIT	5,316	12,174
Western New England Bancorp Inc	2,376	16,062
Westwood Holdings Group Inc	830	15,197
Whitestone REIT	3,880	24,056
WisdomTree Investments Inc	8,719	20,315
World Acceptance Corp *	231	12,615
WSFS Financial Corp	5,126	127,740
Xenia Hotels & Resorts Inc REIT *	11,291	116,297

		53,003,964

Industrial - 21.5%

AAR Corp	3,345	59,407
Advanced Disposal Services Inc *	425	13,940
Advanced Energy Industries Inc *	17,374	842,465
Aegion Corp *	3,034	54,400
Aerojet Rocketdyne Holdings Inc *	2,183	91,315
Alamo Group Inc	133	11,808
Altra Industrial Motion Corp	6,488	113,475
American Outdoor Brands Corp *	5,414	44,936
American Superconductor Corp *	1,619	8,872
Apogee Enterprises Inc	377	7,849
Applied Optoelectronics Inc *	1,998	15,165
ArcBest Corp	2,542	44,536
Arcosa Inc	4,870	193,534
Ardmore Shipping Corp (Ireland)	2,703	14,191
Argan Inc	223	7,709
Armstrong Flooring Inc *	2,057	2,942
Astec Industries Inc	25,719	899,393
Atlas Air Worldwide Holdings Inc *	2,325	59,683
AZZ Inc	1,806	50,785
Barnes Group Inc	14,141	591,518
Bel Fuse Inc ‘B’	996	9,701
Belden Inc	3,907	140,965
Benchmark Electronics Inc	3,680	73,563
Bloom Energy Corp ‘A’ *	5,697	29,795
Boise Cascade Co	2,959	70,365
Brady Corp ‘A’	876	39,534
Briggs & Stratton Corp *	4,201	7,604
Builders FirstSource Inc *	777	9,503
Caesarstone Ltd	2,246	23,740
CECO Environmental Corp *	2,854	13,328
CIRCOR International Inc *	1,972	22,934
Coherent Inc *	9,894	1,052,821
Columbus McKinnon Corp	18,655	466,375
Comtech Telecommunications Corp	2,395	31,830
Concrete Pumping Holdings Inc *	1,775	5,077
Construction Partners Inc ‘A’ *	1,164	19,660
Cornerstone Building Brands Inc *	4,631	21,117
Costamare Inc (Monaco)	5,149	23,273
Covenant Transportation Group Inc ‘A’ *	1,264	10,959
Daseke Inc *	4,735	6,629
DHT Holdings Inc	10,743	82,399
Diamond S Shipping Inc *	2,683	31,686

	Shares	Value
Digimarc Corp *	52	$679
Dorian LPG Ltd *	2,166	18,866
Ducommun Inc *	894	22,216
DXP Enterprises Inc *	1,640	20,106
Dycom Industries Inc *	610	15,646
Eagle Bulk Shipping Inc *	4,559	8,434
Eagle Materials Inc	18,211	1,063,887
Echo Global Logistics Inc *	2,659	45,416
EMCOR Group Inc	1,384	84,867
Encore Wire Corp	8,770	368,252
Enerpac Tool Group Corp	2,816	46,605
EnerSys	1,498	74,181
EnPro Industries Inc	1,877	74,292
ESCO Technologies Inc	155	11,766
Fabrinet * (Thailand)	301	16,423
FARO Technologies Inc *	1,127	50,151
Federal Signal Corp	8,989	245,220
Fitbit Inc ‘A’ *	18,326	122,051
Fortune Brands Home & Security Inc	551	23,831
Franklin Electric Co Inc	249	11,735
GasLog Ltd (Monaco)	1,363	4,934
GATX Corp	3,503	219,148
Genco Shipping & Trading Ltd	1,566	10,054
Gencor Industries Inc *	771	8,096
General Finance Corp *	639	3,987
Gentex Corp	3,204	71,001
Gibraltar Industries Inc *	32,264	1,384,771
Golar LNG Ltd (Bermuda)	8,749	68,942
GoPro Inc ‘A’ *	1,168	3,060
Graham Corp	918	11,842
Granite Construction Inc	4,006	60,811
Great Lakes Dredge & Dock Corp *	676	5,611
Greif Inc ‘A’	2,600	80,834
Greif Inc ‘B’	594	23,796
Griffon Corp	3,638	46,021
Haynes International Inc	1,228	25,309
Heartland Express Inc	6,889	127,929
Heritage-Crystal Clean Inc *	437	7,097
Hillenbrand Inc	3,287	62,815
Hub Group Inc ‘A’ *	3,223	146,550
Hurco Cos Inc	608	17,693
Hyster-Yale Materials Handling Inc	1,011	40,531
Ichor Holdings Ltd *	1,766	33,837
IES Holdings Inc *	439	7,748
II-VI Inc *	66,287	1,889,179
Insteel Industries Inc	36,542	484,181
International Seaways Inc	2,520	60,203
JELD-WEN Holding Inc *	748	7,278
John Bean Technologies Corp	735	54,588
Kaman Corp	2,357	90,674
KBR Inc	14,194	293,532
KEMET Corp	5,703	137,784
Kennametal Inc	8,224	153,131
Kimball Electronics Inc *	2,273	24,821
Knowles Corp *	8,150	109,047
LB Foster Co ‘A’ *	913	11,285
Lindsay Corp	706	64,655
Louisiana-Pacific Corp	9,725	167,075
LSB Industries Inc *	2,645	5,555
Luxfer Holdings PLC (United Kingdom)	252	3,563
Lydall Inc *	1,700	10,982
Marten Transport Ltd	3,900	80,028
Masonite International Corp *	145	6,880
Materion Corp	1,186	41,522
Matson Inc	4,245	129,982
Matthews International Corp ‘A’	3,027	73,223
Mistras Group Inc *	1,473	6,275
Moog Inc ‘A’	414	20,919
Mueller Industries Inc	25,393	607,908
Mueller Water Products Inc ‘A’	167,438	1,341,178
National Presto Industries Inc	454	32,148

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
NL Industries Inc	761	$2,268
NN Inc *	4,204	7,273
Nordic American Tankers Ltd	13,960	63,239
Northwest Pipe Co *	956	21,271
NVE Corp	31	1,613
Olympic Steel Inc	921	9,532
Oshkosh Corp	27,114	1,744,244
Overseas Shipholding Group Inc ‘A’ *	6,378	14,478
PAM Transportation Services Inc *	70	2,153
Park Aerospace Corp	1,786	22,504
Park-Ohio Holdings Corp	862	16,326
Patrick Industries Inc	768	21,627
PGT Innovations Inc *	2,934	24,616
Plexus Corp *	31,494	1,718,313
Powell Industries Inc	906	23,257
Primoris Services Corp	1,394	22,165
Regal Beloit Corp	29,371	1,848,904
Rexnord Corp	86,803	1,967,824
Roadrunner Transportation Systems Inc *	430	1,097
Ryerson Holding Corp *	200	1,064
Safe Bulkers Inc * (Greece)	4,890	5,819
Saia Inc *	1,048	77,070
Sanmina Corp *	5,247	143,138
Scorpio Bulkers Inc	4,524	11,446
Scorpio Tankers Inc (Monaco)	4,416	84,434
SEACOR Holdings Inc *	1,729	46,614
Select Interior Concepts Inc ‘A’ *	1,851	3,832
SFL Corp Ltd (Norway)	8,127	76,963
SMART Global Holdings Inc *	1,365	33,169
SPX Corp *	829	27,059
SPX FLOW Inc *	38,241	1,086,809
Standex International Corp	1,233	60,442
Sterling Construction Co Inc *	2,071	19,674
Stoneridge Inc *	2,353	39,413
Sturm Ruger & Co Inc	145	7,382
Summit Materials Inc ‘A’ *	9,347	140,205
Synalloy Corp *	844	7,368
Tech Data Corp *	3,550	464,517
Teekay Corp * (Bermuda)	6,822	21,558
Teekay Tankers Ltd ‘A’ * (Bermuda)	2,385	53,042
Terex Corp	1,501	21,554
The Eastern Co	545	10,627
The Gorman-Rupp Co	1,395	43,538
The Greenbrier Cos Inc	23,345	414,140
The Manitowoc Co Inc *	3,496	29,716
Tidewater Inc *	3,990	28,249
TimkenSteel Corp *	4,083	13,188
Tredegar Corp	2,608	40,763
TriMas Corp *	4,469	103,234
Trinseo SA	3,927	71,118
Triumph Group Inc *	3,767	25,465
TTM Technologies Inc *	9,860	101,952
Tutor Perini Corp *	4,009	26,940
Twin Disc Inc *	1,063	7,420
UFP Technologies Inc *	607	23,121
Universal Forest Products Inc	49,536	1,842,244
US Xpress Enterprises Inc ‘A’ *	2,207	7,371
Vishay Intertechnology Inc	13,251	190,947
Vishay Precision Group Inc *	274	5,502
VSE Corp	814	13,341
Watts Water Technologies Inc ‘A’	1,216	102,934
Werner Enterprises Inc	4,524	164,040
Willis Lease Finance Corp *	270	7,182
WillScot Corp *	1,837	18,609
Worthington Industries Inc	2,966	77,857
YRC Worldwide Inc *	3,428	5,759
ZAGG Inc *	2,693	8,375

		29,374,326

	Shares	Value
Technology - 4.8%

1Life Healthcare Inc *	1,064	$19,312
3D Systems Corp *	11,577	89,259
Adesto Technologies Corp *	438	4,901
Allscripts Healthcare Solutions Inc *	16,311	114,829
Alpha & Omega Semiconductor Ltd *	2,047	13,121
Ambarella Inc *	1,943	94,352
American Software Inc ‘A’	1,328	18,871
Amkor Technology Inc *	9,787	76,241
Avaya Holdings Corp *	9,552	77,276
Axcelis Technologies Inc *	3,274	59,947
AXT Inc *	3,925	12,599
Bandwidth Inc ‘A’ *	278	18,707
Brooks Automation Inc	972	29,646
CEVA Inc *	218	5,435
Cirrus Logic Inc *	5,831	382,689
Cloudera Inc *	23,291	183,300
Cohu Inc	4,114	50,931
Computer Programs & Systems Inc	1,332	29,637
Conduent Inc *	17,318	42,429
CTS Corp	3,254	80,992
Cubic Corp	2,643	109,182
Daily Journal Corp *	116	26,483
Diebold Nixdorf Inc *	3,805	13,394
Digi International Inc *	2,918	27,838
Diodes Inc *	3,162	128,488
Donnelley Financial Solutions Inc *	3,090	16,284
DSP Group Inc *	1,467	19,658
Evolent Health Inc ‘A’ *	5,912	32,102
Exela Technologies Inc *	1,180	242
FormFactor Inc *	7,039	141,414
GSI Technology Inc *	1,608	11,192
GTY Technology Holding Inc *	4,153	18,772
Health Catalyst Inc *	146	3,818
Immersion Corp *	3,261	17,479
InnerWorkings Inc *	4,106	4,804
Insight Enterprises Inc *	2,222	93,613
Lumentum Holdings Inc *	7,496	552,455
MACOM Technology Solutions Holdings Inc ‘H’ *	4,627	87,589
ManTech International Corp ‘A’	2,703	196,427
MKS Instruments Inc	7,504	611,201
MTS Systems Corp	1,305	29,362
NetScout Systems Inc *	46,245	1,094,619
OneSpan Inc *	976	17,714
Onto Innovation Inc *	3,749	111,233
Pareteum Corp *	7,229	2,978
PDF Solutions Inc *	2,727	31,960
Perspecta Inc	13,032	237,704
Photronics Inc *	6,362	65,274
Phreesia Inc *	177	3,722
Ping Identity Holding Corp *	225	4,505
Pitney Bowes Inc	8,554	17,450
QAD Inc ‘A’	608	24,277
Rambus Inc *	11,131	123,554
Schrodinger Inc *	232	10,004
SecureWorks Corp ‘A’ *	780	8,978
Semtech Corp *	549	20,587
StarTek Inc *	1,633	6,140
Stratasys Ltd *	5,154	82,206
Sykes Enterprises Inc *	3,838	104,087
Synaptics Inc *	14,193	821,349
Synchronoss Technologies Inc *	4,010	12,230
TiVo Corp *	12,485	88,394
Ultra Clean Holdings Inc *	3,971	54,800
Unisys Corp *	1,609	19,871
Veeco Instruments Inc *	4,867	46,577
Verint Systems Inc *	391	16,813

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Xperi Corp	3,958	$55,056

		6,628,353

Utilities - 4.7%

ALLETE Inc	5,184	314,565
Ameresco Inc ‘A’ *	2,266	38,590
Artesian Resources Corp ‘A’	799	29,867
Atlantic Power Corp *	3,142	6,724
Avista Corp	6,655	282,771
Black Hills Corp	14,380	920,751
California Water Service Group	276	13,888
Charah Solutions Inc *	1,156	1,977
Clearway Energy Inc ‘A’	3,549	60,936
Clearway Energy Inc ‘C’	7,889	148,313
Consolidated Water Co Ltd (Cayman)	1,448	23,747
El Paso Electric Co	3,368	228,889
Genie Energy Ltd ‘B’	864	6,204
IDACORP Inc	6,976	612,423
MGE Energy Inc	2,229	145,933
Middlesex Water Co	252	15,150
New Jersey Resources Corp	8,906	302,537
Northwest Natural Holding Co	2,582	159,439
NorthWestern Corp	5,060	302,740
ONE Gas Inc	5,234	437,667
Ormat Technologies Inc	2,559	173,142
Otter Tail Corp	2,207	98,123
PICO Holdings Inc *	1,698	13,210
PNM Resources Inc	7,958	302,404
Portland General Electric Co	8,985	430,741
RGC Resources Inc	756	21,871
SJW Group	935	54,015
South Jersey Industries Inc	7,987	199,675
Southwest Gas Holdings Inc	4,822	335,418
Spire Inc	8,792	654,828
The York Water Co	114	4,954
Unitil Corp	1,442	75,446

		6,416,938

Total Common Stocks (Cost $188,625,845)		132,105,494

	Principal Amount

CORPORATE BONDS & NOTES - 0.3%

Industrial - 0.3%

Mueller Industries Inc 6.000% due 03/01/27	$482,000	439,122

Total Corporate Bonds & Notes (Cost $482,000)		439,122

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.7%

Repurchase Agreement - 3.4%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $4,680,705; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $4,781,008)	$4,680,705	$4,680,705

U.S. Government Agency Issue - 0.3%

Federal Home Loan Bank 0.000% due 04/01/20	325,000	325,000

Total Short-Term Investments (Cost $5,005,705)		5,005,705

TOTAL INVESTMENTS - 100.5% (Cost $194,113,624)		137,550,395

DERIVATIVES - 0.0%		54,049

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(734,209)

NET ASSETS - 100.0%		$136,870,235

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	06/20	25	$138,208	$143,450	$5,242
Russell 2000 E-Mini Index	06/20	33	1,844,733	1,893,540	48,807

Total Futures Contracts					$54,049

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$74	$-	$74	$-
	Common Stocks
	Basic Materials	6,075,923	6,075,923	-	-
	Communications	2,202,686	2,202,686	-	-
	Consumer, Cyclical	14,723,386	14,723,386	-	-
	Consumer, Non-Cyclical	11,014,328	11,014,328	-	-
	Energy	2,665,590	2,345,839	319,751	-
	Financial	53,003,964	53,003,964	-	-
	Industrial	29,374,326	29,374,326	-	-
	Technology	6,628,353	6,628,353	-	-
	Utilities	6,416,938	6,416,938	-	-

	Total Common Stocks	132,105,494	131,785,743	319,751	-

	Corporate Bonds & Notes	439,122	-	439,122	-
	Short-Term Investments	5,005,705	-	5,005,705	-
	Derivatives:
	Equity Contracts
	Futures	54,049	54,049	-	-

	Total	$137,604,444	$131,839,792	$5,764,652	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Corium International Inc - Contingent Value Rights *	10,570	$1,902
Oncternal Therapeutics Inc - Contingent Value Rights *	216	443

		2,345

Total Rights (Cost $2,345)		2,345

COMMON STOCKS - 98.4%

Basic Materials - 2.7%

AdvanSix Inc *	10,089	96,249
Allegheny Technologies Inc *	44,508	378,318
American Vanguard Corp	10,373	149,994
Amyris Inc *	19,556	50,063
Balchem Corp	11,312	1,116,721
Carpenter Technology Corp	16,652	324,714
Century Aluminum Co *	18,244	66,043
Clearwater Paper Corp *	5,335	116,356
Cleveland-Cliffs Inc	139,685	551,756
Codexis Inc *	18,651	208,145
Coeur Mining Inc *	83,993	269,618
Commercial Metals Co	41,584	656,611
Compass Minerals International Inc	11,982	460,948
Contura Energy Inc *	6,225	14,629
Covia Holdings Corp *	10,354	5,916
Energy Fuels Inc *	38,506	45,437
Ferro Corp *	28,849	270,027
GCP Applied Technologies Inc *	19,118	340,300
Gold Resource Corp	20,017	55,047
Hawkins Inc	3,288	117,053
HB Fuller Co	17,937	500,980
Hecla Mining Co	182,850	332,787
Ingevity Corp *	14,859	523,037
Innospec Inc	8,550	594,140
Intrepid Potash Inc *	32,420	25,936
Kaiser Aluminum Corp	5,537	383,603
Koppers Holdings Inc *	6,427	79,502
Kraton Corp *	10,345	83,795
Kronos Worldwide Inc	7,654	64,600
Livent Corp *	51,830	272,108
Marrone Bio Innovations Inc *	17,362	14,183
Minerals Technologies Inc	12,263	444,656
Neenah Inc	5,896	254,294
Novagold Resources Inc * (Canada)	81,312	600,083
Oil-Dri Corp of America	1,862	62,265
OMNOVA Solutions Inc *	15,444	156,602
Orion Engineered Carbons SA * (Luxembourg)	21,455	160,054
PH Glatfelter Co	15,356	187,650
PolyOne Corp	32,494	616,411
PQ Group Holdings Inc *	13,283	144,785
Quaker Chemical Corp	4,615	582,782
Rayonier Advanced Materials Inc *	16,208	17,180
Rogers Corp *	6,515	615,146
Schnitzer Steel Industries Inc ‘A’	9,389	122,433
Schweitzer-Mauduit International Inc	10,910	303,516
Sensient Technologies Corp	14,955	650,692
Stepan Co	7,192	636,204
Tronox Holdings PLC ‘A’	32,396	161,332
United States Lime & Minerals Inc	700	51,695
Uranium Energy Corp *	61,301	34,329
Valhi Inc	9,651	9,941
Verso Corp ‘A’ *	12,413	140,019

		14,120,685

	Shares	Value
Communications - 3.9%

1-800-Flowers.com Inc ‘A’ *	8,965	$118,607
8x8 Inc *	34,151	473,333
A10 Networks Inc *	19,128	118,785
Acacia Communications Inc *	13,360	897,525
ADTRAN Inc	16,010	122,957
Airgain Inc *	2,988	22,081
Anterix Inc *	3,840	175,373
ATN International Inc	3,933	230,906
Boingo Wireless Inc *	15,491	164,360
Boston Omaha Corp ‘A’ *	3,867	70,031
CalAmp Corp *	10,871	48,920
Calix Inc *	15,778	111,708
Cambium Networks Corp *	1,411	7,902
Cardlytics Inc*	5,059	176,863
Cargurus Inc *	26,474	501,418
Cars.com Inc *	23,856	102,581
Casa Systems Inc *	10,697	37,440
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	32,718	102,407
ChannelAdvisor Corp *	9,219	66,930
Cincinnati Bell Inc *	15,976	233,889
Clear Channel Outdoor Holdings Inc *	12,860	8,230
Clearfield Inc *	4,124	48,869
Cogent Communications Holdings Inc	14,914	1,222,501
comScore Inc *	15,926	44,911
Consolidated Communications Holdings Inc *	25,124	114,314
Cumulus Media Inc ‘A’ *	4,558	24,704
DASAN Zhone Solutions Inc *	1,743	7,303
DHI Group Inc *	16,492	35,623
Endurance International Group Holdings Inc *	23,151	44,681
Entercom Communications Corp ‘A’	40,552	69,344
Entravision Communications Corp ‘A’	21,915	44,487
ePlus Inc *	4,712	295,065
Eventbrite Inc ‘A’ *	13,197	96,338
EverQuote Inc ‘A’ *	3,106	81,533
Extreme Networks Inc *	38,318	118,403
Fluent Inc *	13,919	16,285
Frontier Communications Corp *	33,308	12,657
Gannett Co Inc	39,559	58,547
Gogo Inc *	17,814	37,766
Gray Television Inc *	32,103	344,786
Groupon Inc *	166,181	162,891
GTT Communications Inc *	10,964	87,164
Harmonic Inc *	31,527	181,596
HealthStream Inc *	9,119	218,400
Hemisphere Media Group Inc *	5,680	48,507
Houghton Mifflin Harcourt Co *	35,060	65,913
IDT Corp ‘B’ *	5,415	29,349
Infinera Corp *	62,896	333,349
Inseego Corp *	14,489	90,266
Intelsat SA *	21,964	33,605
InterDigital Inc	11,046	492,983
Iridium Communications Inc *	34,911	779,563
KVH Industries Inc *	5,163	48,687
Lands’ End Inc *	3,475	18,557
Leaf Group Ltd *	5,428	7,274
Lee Enterprises Inc *	17,055	16,765
Liberty Latin America Ltd ‘A’ * (Chile)	15,652	164,659
Liberty Latin America Ltd ‘C’ * (Chile)	40,854	419,162
Limelight Networks Inc *	40,796	232,537
Liquidity Services Inc *	9,249	35,886
LiveXLive Media Inc *	9,534	15,064
Loral Space & Communications Inc *	4,295	69,794
Marchex Inc ‘B’ *	10,899	15,804
Maxar Technologies Inc	21,041	224,718
MDC Partners Inc ‘A’ *	18,265	26,484

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Meredith Corp	14,202	$173,548
MSG Networks Inc ‘A’ *	15,202	155,060
National CineMedia Inc	21,080	68,721
NeoPhotonics Corp *	14,006	101,544
NETGEAR Inc *	10,622	242,606
NIC Inc	23,097	531,231
Ooma Inc *	7,294	87,017
ORBCOMM Inc *	24,013	58,592
Perficient Inc *	11,269	305,277
Plantronics Inc	12,542	126,173
Preformed Line Products Co	1,121	55,859
Q2 Holdings Inc *	15,336	905,744
QuinStreet Inc *	16,446	132,390
Quotient Technology Inc *	26,926	175,019
Ribbon Communications Inc *	20,475	62,039
RigNet Inc *	4,710	8,478
Saga Communications Inc ‘A’	1,362	37,469
Scholastic Corp	10,533	268,486
SharpSpring Inc *	4,168	25,258
Shenandoah Telecommunications Co	16,866	830,650
Shutterstock Inc	6,730	216,437
Sonim Technologies Inc *	1,177	824
Spok Holdings Inc	6,400	68,416
Stamps.com Inc *	5,812	756,025
Stitch Fix Inc ‘A’ *	14,601	185,433
TechTarget Inc *	8,103	167,003
TEGNA Inc	76,468	830,442
Telaria Inc *	15,924	95,544
TESSCO Technologies Inc	1,988	9,721
The EW Scripps Co ‘A’	19,425	146,464
The Meet Group Inc *	25,081	147,225
The RealReal Inc *	18,328	128,479
The Rubicon Project Inc *	17,425	96,709
Travelzoo *	1,549	6,088
Tribune Publishing Co	6,006	48,709
TrueCar Inc *	37,459	90,651
Tucows Inc ‘A’ *	3,331	160,754
Upwork Inc *	20,624	133,025
Value Line Inc	498	16,110
Viavi Solutions Inc *	81,027	908,313
VirnetX Holding Corp *	21,785	119,164
Vonage Holdings Corp *	80,015	578,508
WideOpenWest Inc *	9,016	42,916
Yelp Inc *	24,214	436,578
Zix Corp *	17,689	76,240

		20,146,279

Consumer, Cyclical - 9.7%

Abercrombie & Fitch Co ‘A’	21,848	198,598
Acushnet Holdings Corp	12,377	318,336
Adient PLC *	30,883	280,109
Allegiant Travel Co *	4,572	373,990
AMC Entertainment Holdings Inc ‘A’	16,966	53,613
America’s Car-Mart Inc *	2,097	118,166
American Axle & Manufacturing Holdings Inc *	39,566	142,833
American Eagle Outfitters Inc	55,556	441,670
Anixter International Inc *	10,720	941,966
Asbury Automotive Group Inc *	6,792	375,122
Ascena Retail Group Inc *	2,782	3,867
At Home Group Inc *	16,028	32,377
Barnes & Noble Education Inc *	11,278	15,338
Bassett Furniture Industries Inc	3,315	18,067
BBX Capital Corp	21,477	49,612
Beacon Roofing Supply Inc *	22,293	368,726
Beazer Homes USA Inc *	10,271	66,145
Bed Bath & Beyond Inc	43,215	181,935
Big Lots Inc	14,074	200,132
Biglari Holdings Inc ‘B’ *	331	17,013
BJ’s Restaurants Inc *	6,839	94,994
BJ’s Wholesale Club Holdings Inc *	39,219	998,908

	Shares	Value
Bloomin’ Brands Inc *	30,857	$220,319
Blue Bird Corp *	4,806	52,530
Bluegreen Vacations Corp	2,201	12,722
BlueLinx Holdings Inc *	2,939	14,548
BMC Stock Holdings Inc *	23,390	414,705
Boot Barn Holdings Inc *	10,141	131,123
Boyd Gaming Corp *	28,555	411,763
Brinker International Inc	13,441	161,426
Caleres Inc	13,400	69,680
Callaway Golf Co	32,985	337,107
Camping World Holdings Inc ‘A’	10,495	59,717
Cannae Holdings Inc *	25,997	870,640
Carrols Restaurant Group Inc *	11,127	20,251
Casper Sleep Inc *	2,732	11,720
Cavco Industries Inc *	3,020	437,719
Centric Brands Inc *	4,889	5,476
Century Casinos Inc *	9,365	22,570
Century Communities Inc *	10,012	145,274
Chico’s FAS Inc	40,637	52,422
Churchill Downs Inc	12,344	1,270,815
Chuy’s Holdings Inc *	5,369	54,066
Citi Trends Inc	4,304	38,306
Clarus Corp	7,469	73,196
Commercial Vehicle Group Inc *	9,007	13,601
Conn’s Inc *	6,271	26,213
Cooper Tire & Rubber Co	17,697	288,461
Cooper-Standard Holdings Inc *	5,433	55,797
Core-Mark Holding Co Inc	15,952	455,749
Cracker Barrel Old Country Store Inc	8,469	704,790
Crocs Inc *	24,323	413,248
Culp Inc	3,302	24,303
Daktronics Inc	11,840	58,371
Dana Inc	50,926	397,732
Dave & Buster’s Entertainment Inc	10,124	132,422
Deckers Outdoor Corp *	9,884	1,324,456
Del Taco Restaurants Inc *	9,590	32,894
Delta Apparel Inc *	1,922	20,008
Denny’s Corp *	19,315	148,339
Designer Brands Inc ‘A’	21,354	106,343
Dillard’s Inc ‘A’	3,484	128,734
Dine Brands Global Inc	5,501	157,769
Dorman Products Inc *	9,461	522,909
Douglas Dynamics Inc	7,863	279,215
Drive Shack Inc *	19,601	29,794
Duluth Holdings Inc ‘B’ *	3,485	13,975
El Pollo Loco Holdings Inc *	7,284	61,550
Eldorado Resorts Inc *	23,206	334,166
Eros International PLC * (India)	23,515	38,800
Escalade Inc	3,130	18,624
Ethan Allen Interiors Inc	8,130	83,089
Everi Holdings Inc *	28,639	94,509
EVI Industries Inc *	1,572	24,806
Express Inc *	22,751	33,899
Fiesta Restaurant Group Inc *	7,820	31,515
FirstCash Inc	14,505	1,040,589
Flexsteel Industries Inc	2,489	27,279
Forestar Group Inc *	5,695	58,943
Fossil Group Inc *	15,719	51,716
Foundation Building Materials Inc *	6,670	68,634
Fox Factory Holding Corp *	13,183	553,686
Freshpet Inc *	12,113	773,657
Funko Inc ‘A’ *	8,037	32,068
G-III Apparel Group Ltd *	14,834	114,222
Gaia Inc *	3,865	34,321
GameStop Corp ‘A’ *	27,737	97,079
Genesco Inc *	5,265	70,235
Gentherm Inc *	11,454	359,656
GMS Inc *	14,230	223,838
GNC Holdings Inc ‘A’ *	27,017	12,647
Golden Entertainment Inc *	5,870	38,801
Green Brick Partners Inc *	8,210	66,091

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Group 1 Automotive Inc	6,225	$275,518
Guess? Inc	16,817	113,851
H&E Equipment Services Inc	11,527	169,216
Hamilton Beach Brands Holding Co ‘A’	2,090	19,876
Haverty Furniture Cos Inc	5,947	70,710
Hawaiian Holdings Inc	15,565	162,499
Healthcare Services Group Inc	26,204	626,538
Herman Miller Inc	20,751	460,672
Hibbett Sports Inc *	5,849	63,959
HNI Corp	15,191	382,661
Hooker Furniture Corp	3,753	58,584
Hudson Ltd ‘A’ *	13,110	65,812
IMAX Corp *	18,595	168,285
Installed Building Products Inc *	7,981	318,202
Interface Inc	19,850	150,066
iRobot Corp *	9,827	401,924
J Alexander’s Holdings Inc *	4,280	16,392
J. Jill Inc *	5,953	3,288
Jack in the Box Inc	8,430	295,471
JC Penney Co Inc *	101,860	36,670
Johnson Outdoors Inc ‘A’	1,888	118,378
KB Home	30,508	552,195
Kimball International Inc ‘B’	12,554	149,518
Knoll Inc	17,264	178,164
Kontoor Brands Inc	15,590	298,860
Kura Sushi USA Inc ‘A’ *	1,094	13,084
La-Z-Boy Inc	15,862	325,964
LCI Industries	8,584	573,669
LGI Homes Inc *	7,010	316,501
Liberty Media Corp-Liberty Braves ‘A’ *	3,735	72,832
Liberty Media Corp-Liberty Braves ‘C’ *	12,885	245,588
Liberty TripAdvisor Holdings Inc ‘A’ *	24,237	43,627
Lifetime Brands Inc	4,323	24,425
Lindblad Expeditions Holdings Inc *	7,243	30,203
Lithia Motors Inc ‘A’	7,894	645,650
Lumber Liquidators Holdings Inc *	9,305	43,640
M/I Homes Inc *	9,534	157,597
Malibu Boats Inc ‘A’ *	7,266	209,188
Marine Products Corp	2,309	18,657
MarineMax Inc *	7,500	78,150
Marriott Vacations Worldwide Corp	14,656	814,580
MasterCraft Boat Holdings Inc *	6,135	44,786
MDC Holdings Inc	17,687	410,338
Meritage Homes Corp *	12,741	465,174
Meritor Inc *	26,270	348,077
Mesa Air Group Inc *	10,330	33,986
Methode Electronics Inc	12,852	339,678
Miller Industries Inc	4,007	113,318
Mobile Mini Inc	15,480	406,040
Modine Manufacturing Co *	18,449	59,959
Monarch Casino & Resort Inc *	4,156	116,659
Motorcar Parts of America Inc *	6,775	85,229
Movado Group Inc *	5,354	63,284
National Vision Holdings Inc *	27,575	535,506
Navistar International Corp *	17,473	288,130
Noodles & Co *	9,237	43,506
Office Depot Inc	191,592	314,211
OneSpaWorld Holdings Ltd (Bahamas)	14,811	60,133
OneWater Marine Inc ‘A’ *	2,190	16,754
OptimizeRx Corp *	5,051	45,762
Oxford Industries Inc	5,939	215,348
Papa John’s International Inc	7,828	417,780
Party City Holdco Inc *	17,960	8,231
PC Connection Inc	3,953	162,903
Penn National Gaming Inc *	38,682	489,327
PetIQ Inc *	6,955	161,565
PetMed Express Inc	6,909	198,841
Potbelly Corp *	7,347	22,702
PriceSmart Inc	7,902	415,250
Purple Innovation Inc *	3,590	20,391
RCI Hospitality Holdings Inc	2,749	27,408

	Shares	Value
Reading International Inc ‘A’ *	5,458	$21,232
Red Lion Hotels Corp *	7,691	11,229
Red Robin Gourmet Burgers Inc *	4,242	36,142
Red Rock Resorts Inc ‘A’	25,355	216,785
Regis Corp *	9,750	57,623
REV Group Inc	9,171	38,243
RH *	5,947	597,495
Rite Aid Corp *	19,457	291,855
Rocky Brands Inc	2,212	42,802
RTW RetailWinds Inc *	9,291	1,952
Rush Enterprises Inc ‘A’	9,576	305,666
Rush Enterprises Inc ‘B’	1,518	46,314
Ruth’s Hospitality Group Inc *	9,248	61,777
Sally Beauty Holdings Inc *	41,156	332,540
ScanSource Inc *	8,635	184,703
Scientific Games Corp ‘A’ *	20,288	196,794
SeaWorld Entertainment Inc *	16,916	186,414
Shake Shack Inc ‘A’ *	10,221	385,741
Shoe Carnival Inc	2,974	61,770
Signet Jewelers Ltd (NYSE) *	18,395	118,648
SiteOne Landscape Supply Inc *	14,370	1,057,919
Skyline Champion Corp *	17,686	277,316
SkyWest Inc	17,416	456,125
Sleep Number Corp *	9,859	188,898
Sonic Automotive Inc ‘A’	8,741	116,080
Sonos Inc *	28,254	239,594
Spartan Motors Inc	11,351	146,541
Spirit Airlines Inc *	24,337	313,704
Sportsman’s Warehouse Holdings Inc *	14,262	87,854
Standard Motor Products Inc	7,369	306,329
Steelcase Inc ‘A’	31,048	306,444
Steven Madden Ltd	29,605	687,724
Superior Group of Cos Inc	4,095	34,644
Systemax Inc	4,440	78,721
Tailored Brands Inc *	15,863	27,602
Target Hospitality Corp *	10,677	21,247
Taylor Morrison Home Corp *	45,986	505,846
Telenav Inc *	11,051	47,740
Tenneco Inc ‘A’ *	19,021	68,476
Texas Roadhouse Inc	23,263	960,762
The Buckle Inc	10,362	142,063
The Cato Corp ‘A’	7,380	78,745
The Cheesecake Factory Inc	14,669	250,547
The Children’s Place Inc *	4,981	97,428
The Container Store Group Inc *	4,474	10,559
The Lovesac Co *	2,835	16,528
The Marcus Corp	7,332	90,330
The Michaels Cos Inc *	27,719	44,905
The St Joe Co *	11,723	196,712
Tilly’s Inc ‘A’	6,938	28,654
Titan International Inc	16,778	26,006
Titan Machinery Inc *	6,027	52,375
TRI Pointe Group Inc *	48,585	426,090
Triton International Ltd (Bermuda)	19,040	492,565
Tupperware Brands Corp *	16,113	26,103
Twin River Worldwide Holdings Inc	6,434	83,706
Unifi Inc *	5,201	60,072
UniFirst Corp	5,328	805,008
Universal Electronics Inc *	4,750	182,257
Vera Bradley Inc *	6,262	25,799
Veritiv Corp *	4,500	35,370
Vince Holding Corp *	979	3,799
Vista Outdoor Inc *	20,490	180,312
Visteon Corp *	9,833	471,787
Wabash National Corp	18,992	137,122
Waitr Holdings Inc *	21,514	26,462
Weyco Group Inc	1,967	39,674
Wingstop Inc	10,299	820,830
Winmark Corp	820	104,484
Winnebago Industries Inc	10,980	305,354
Wolverine World Wide Inc	28,333	430,662

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
World Fuel Services Corp	22,714	$571,939
YETI Holdings Inc *	19,621	383,002
Zumiez Inc *	7,018	121,552

		50,454,187

Consumer, Non-Cyclical - 26.9%

22nd Century Group Inc *	38,028	28,521
89bio Inc *	963	24,316
Aaron’s Inc	23,778	541,663
Abeona Therapeutics Inc *	20,008	42,017
ABM Industries Inc	23,420	570,511
Acacia Research Corp *	14,527	32,250
ACADIA Pharmaceuticals Inc *	39,562	1,671,494
Accelerate Diagnostics Inc *	8,955	74,595
Acceleron Pharma Inc *	15,826	1,422,283
ACCO Brands Corp	34,093	172,170
Accuray Inc *	27,993	53,187
AcelRx Pharmaceuticals Inc *	25,358	29,922
Acer Therapeutics Inc *	3,087	6,143
Aclaris Therapeutics Inc *	9,192	9,560
Acorda Therapeutics Inc *	14,400	13,429
Adamas Pharmaceuticals Inc *	7,285	21,054
Addus HomeCare Corp *	4,372	295,547
ADMA Biologics Inc *	25,029	72,084
Adtalem Global Education Inc *	18,553	497,035
Aduro Biotech Inc *	21,225	58,156
Adverum Biotechnologies Inc *	22,238	217,265
Aeglea BioTherapeutics Inc *	8,448	39,368
Aerie Pharmaceuticals Inc *	14,958	201,933
Affimed NV * (Germany)	24,106	38,087
Agenus Inc *	38,343	93,940
AgeX Therapeutics Inc *	6,656	6,190
Aimmune Therapeutics Inc *	15,921	229,581
Akcea Therapeutics Inc *	4,233	60,532
Akebia Therapeutics Inc *	41,710	316,162
Akero Therapeutics Inc *	2,960	62,752
Akorn Inc *	29,711	16,674
Albireo Pharma Inc *	4,592	75,171
Aldeyra Therapeutics Inc *	6,901	17,045
Alector Inc *	12,146	293,083
Alico Inc	1,713	53,172
Allakos Inc *	6,858	305,112
Allogene Therapeutics Inc *	13,689	266,114
Alphatec Holdings Inc *	12,234	42,207
AMAG Pharmaceuticals Inc *	11,068	68,400
Amedisys Inc *	11,017	2,022,060
American Public Education Inc *	5,294	126,685
American Renal Associates Holdings Inc*	6,288	41,564
Amicus Therapeutics Inc *	90,042	831,988
AMN Healthcare Services Inc *	16,176	935,135
Amneal Pharmaceuticals Inc *	42,080	146,438
Amphastar Pharmaceuticals Inc *	12,586	186,776
AnaptysBio Inc *	8,746	123,581
Anavex Life Sciences Corp *	17,522	55,194
AngioDynamics Inc *	13,290	138,615
ANI Pharmaceuticals Inc *	3,233	131,712
Anika Therapeutics Inc *	4,800	138,768
Antares Pharma Inc *	57,863	136,557
Apellis Pharmaceuticals Inc *	20,105	538,613
Apollo Medical Holdings Inc *	2,988	38,605
Applied Therapeutics Inc *	2,851	93,199
Aprea Therapeutics Inc * (Sweden)	2,388	83,007
Apyx Medical Corp *	10,696	38,399
Arcus Biosciences Inc *	11,504	159,676
Arcutis Biotherapeutics Inc *	3,671	109,396
Ardelyx Inc *	21,988	125,002
Arena Pharmaceuticals Inc *	17,738	744,996
Arlo Technologies Inc *	29,088	70,684
Arrowhead Pharmaceuticals Inc *	35,161	1,011,582
Arvinas Inc *	7,452	300,316

	Shares	Value
ASGN Inc *	17,971	$634,736
Assembly Biosciences Inc *	10,021	148,611
Assertio Therapeutics Inc *	22,839	14,845
Atara Biotherapeutics Inc *	18,369	156,320
Athenex Inc *	24,101	186,542
Athersys Inc *	47,493	142,479
Atreca Inc ‘A’ *	6,052	100,161
AtriCure Inc *	13,352	448,494
Atrion Corp	501	325,650
Avalon GloboCare Corp *	6,489	10,058
Avanos Medical Inc *	16,660	448,654
Avid Bioservices Inc *	20,714	105,849
Avis Budget Group Inc *	20,535	285,436
Avrobio Inc *	8,261	128,541
Axcella Health Inc *	2,556	8,742
Axogen Inc *	12,013	124,935
Axonics Modulation Technologies Inc *	6,540	166,181
Axsome Therapeutics Inc *	9,490	558,297
B&G Foods Inc	22,357	404,438
Barrett Business Services Inc	2,662	105,522
Baudax Bio Inc *	2,497	6,193
Beam Therapeutics Inc *	4,309	77,562
BellRing Brands Inc ‘A’ *	13,979	238,342
Beyondspring Inc *	4,211	53,943
BG Staffing Inc	3,252	24,325
BioCryst Pharmaceuticals Inc *	54,977	109,954
BioDelivery Sciences International Inc *	29,484	111,744
Biohaven Pharmaceutical Holding Co Ltd *	15,054	512,288
BioLife Solutions Inc *	2,157	20,491
BioSig Technologies Inc *	5,042	21,126
BioSpecifics Technologies Corp *	2,094	118,458
BioTelemetry Inc *	11,785	453,840
Bioxcel Therapeutics Inc *	2,476	55,339
Black Diamond Therapeutics Inc *	4,250	106,037
Blueprint Medicines Corp *	18,835	1,101,471
Bridgebio Pharma Inc *	26,305	762,845
Bridgford Foods Corp *	535	12,342
BrightView Holdings Inc *	11,463	126,781
Brookdale Senior Living Inc *	66,394	207,149
Cabaletta Bio Inc *	2,136	15,593
Cadiz Inc *	4,617	53,880
CAI International Inc *	5,478	77,459
Cal-Maine Foods Inc *	11,139	489,893
Calavo Growers Inc	5,708	329,295
Calithera Biosciences Inc *	19,765	87,757
Calyxt Inc *	2,978	9,917
Cara Therapeutics Inc *	14,091	186,142
Cardiovascular Systems Inc *	12,149	427,766
Cardtronics PLC ‘A’ *	13,034	272,671
CareDx Inc *	14,512	316,797
Carriage Services Inc	5,797	93,622
CASI Pharmaceuticals Inc *	16,474	33,607
Cass Information Systems Inc	4,959	174,358
Castle Biosciences Inc *	3,314	98,790
Catalyst Pharmaceuticals Inc *	33,841	130,288
Catasys Inc *	2,282	34,755
cbdMD Inc *	2,983	2,774
CBIZ Inc *	17,993	376,414
CEL-SCI Corp *	11,532	133,079
Celcuity Inc *	2,049	13,318
Cellular Biomedicine Group Inc *	4,036	63,850
Celsius Holdings Inc *	10,634	44,769
Centogene NV * (Germany)	669	13,380
Central Garden & Pet Co *	3,621	99,577
Central Garden & Pet Co ‘A’ *	14,052	359,310
Cerecor Inc *	6,797	16,857
Cerus Corp *	55,401	257,615
Checkpoint Therapeutics Inc *	14,563	21,990
Chegg Inc *	41,567	1,487,267
ChemoCentryx Inc *	14,323	575,498
Chiasma Inc *	11,088	40,471

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Chimerix Inc *	15,307	$22,042
ChromaDex Corp *	15,760	51,378
Cimpress PLC * (Ireland)	6,534	347,609
Clovis Oncology Inc *	18,017	114,588
Coca-Cola Consolidated Inc	1,652	344,492
Coherus Biosciences Inc *	21,961	356,207
Collectors Universe Inc	3,145	49,282
Collegium Pharmaceutical Inc *	11,347	185,296
Community Health Systems Inc *	28,604	95,537
Concert Pharmaceuticals Inc *	9,566	84,563
Conformis Inc *	20,779	13,091
CONMED Corp	9,573	548,246
Constellation Pharmaceuticals Inc *	6,651	209,041
Corbus Pharmaceuticals Holdings Inc *	23,279	121,982
Corcept Therapeutics Inc *	33,625	399,801
CorMedix Inc *	7,630	27,392
Cortexyme Inc *	3,993	182,121
CorVel Corp *	3,108	169,417
CRA International Inc	2,564	85,663
Craft Brew Alliance Inc*	4,070	60,643
Crinetics Pharmaceuticals Inc *	3,606	53,008
Cross Country Healthcare Inc *	12,171	82,033
CryoLife Inc *	12,754	215,798
Cue Biopharma Inc *	7,435	105,503
Cutera Inc *	5,193	67,821
Cyclerion Therapeutics Inc *	7,689	20,376
Cymabay Therapeutics Inc *	22,551	33,375
Cytokinetics Inc *	19,593	231,001
CytomX Therapeutics Inc *	15,236	116,860
CytoSorbents Corp *	11,398	88,107
Darling Ingredients Inc *	57,759	1,107,240
Deciphera Pharmaceuticals Inc *	7,376	303,670
Deluxe Corp	14,942	387,446
Denali Therapeutics Inc *	18,353	321,361
Dicerna Pharmaceuticals Inc *	18,809	345,521
Dynavax Technologies Corp *	29,563	104,357
Eagle Pharmaceuticals Inc *	3,310	152,260
Edgewell Personal Care Co *	19,045	458,604
Editas Medicine Inc *	18,220	361,303
Eidos Therapeutics Inc *	3,960	194,000
Eiger BioPharmaceuticals Inc *	7,617	51,796
ElectroCore Inc *	3,798	3,608
elf Beauty Inc *	9,638	94,838
Eloxx Pharmaceuticals Inc *	7,109	13,934
Emerald Holding Inc *	8,173	21,168
Emergent BioSolutions Inc *	16,028	927,380
Enanta Pharmaceuticals Inc *	6,753	347,307
Endo International PLC *	79,616	294,579
Ennis Inc	9,180	172,400
Enochian Biosciences Inc *	4,514	13,542
Enzo Biochem Inc *	15,162	38,360
Epizyme Inc *	27,302	423,454
Esperion Therapeutics Inc *	8,914	281,058
Evelo Biosciences Inc *	4,460	16,747
EVERTEC Inc	21,261	483,263
Evo Payments Inc ‘A’ *	14,076	215,363
Evofem Biosciences Inc *	4,434	23,589
Evolus Inc *	6,056	25,132
Exagen Inc *	1,162	18,522
EyePoint Pharmaceuticals Inc *	19,522	19,912
Farmer Brothers Co *	3,434	23,901
Fate Therapeutics Inc *	21,332	473,784
FibroGen Inc *	27,681	961,915
Five Prime Therapeutics Inc *	10,919	24,786
Flexion Therapeutics Inc *	11,526	90,710
Forrester Research Inc *	3,887	113,617
Forty Seven Inc *	8,885	847,807
Franklin Covey Co *	3,688	57,312
Frequency Therapeutics Inc *	1,885	33,572
Fresh Del Monte Produce Inc	10,781	297,663
FTI Consulting Inc *	13,083	1,566,951

	Shares	Value
Fulcrum Therapeutics Inc *	4,419	$52,763
G1 Therapeutics Inc *	12,004	132,284
Galectin Therapeutics Inc *	16,168	31,689
Genesis Healthcare Inc *	30,613	25,794
GenMark Diagnostics Inc *	19,749	81,366
Geron Corp *	60,728	72,266
Glaukos Corp *	13,677	422,072
Global Blood Therapeutics Inc *	20,371	1,040,754
Globus Medical Inc ‘A’ *	26,699	1,135,508
GlycoMimetics Inc *	11,126	25,367
Gossamer Bio Inc *	15,158	153,854
GP Strategies Corp *	4,137	26,932
Green Dot Corp ‘A’ *	16,994	431,478
Greenlane Holdings Inc ‘A’ *	1,890	3,251
Gritstone Oncology Inc *	8,060	46,909
Haemonetics Corp *	17,749	1,768,865
Halozyme Therapeutics Inc *	47,518	854,849
Hanger Inc *	12,761	198,816
Harpoon Therapeutics Inc *	2,404	27,838
Harsco Corp *	27,837	194,024
HealthEquity Inc *	24,348	1,231,765
Heidrick & Struggles International Inc	6,659	149,827
Helen of Troy Ltd *	8,838	1,272,937
Herc Holdings Inc *	8,604	176,038
Heron Therapeutics Inc *	29,655	348,150
Hertz Global Holdings Inc *	35,924	222,010
Heska Corp *	2,467	136,425
HF Foods Group Inc *	7,689	64,511
HMS Holdings Corp *	30,865	779,959
Homology Medicines Inc *	8,788	136,566
Hookipa Pharma Inc *	3,267	26,953
Hostess Brands Inc *	41,813	445,727
Huron Consulting Group Inc *	7,908	358,707
ICF International Inc	6,384	438,581
IGM Biosciences Inc *	1,623	91,131
ImmunoGen Inc *	59,521	202,967
Immunomedics Inc *	67,018	903,403
Information Services Group Inc *	12,017	30,884
Ingles Markets Inc ‘A’	4,989	180,402
Innoviva Inc *	22,375	263,130
Inogen Inc *	6,452	333,310
Inovio Pharmaceuticals Inc *	33,451	248,875
Insmed Inc *	31,351	502,557
Insperity Inc	13,044	486,541
Inspire Medical Systems Inc *	4,737	285,546
Integer Holdings Corp *	11,424	718,113
Intellia Therapeutics Inc *	13,685	167,368
Inter Parfums Inc	6,180	286,443
Intercept Pharmaceuticals Inc *	8,869	558,392
Intersect ENT Inc *	10,913	129,319
Intra-Cellular Therapies Inc *	18,589	285,713
Invacare Corp	12,556	93,291
Invitae Corp *	30,487	416,757
Iovance Biotherapeutics Inc *	41,184	1,232,843
iRadimed Corp *	1,637	34,950
iRhythm Technologies Inc *	9,308	757,206
Ironwood Pharmaceuticals Inc *	54,942	554,365
J&J Snack Foods Corp	5,315	643,115
John B Sanfilippo & Son Inc	3,053	272,938
Jounce Therapeutics Inc *	5,013	23,812
K12 Inc *	13,851	261,230
Kadmon Holdings Inc *	56,613	237,208
Kala Pharmaceuticals Inc *	8,054	70,795
Kaleido Biosciences Inc *	3,724	22,903
KalVista Pharmaceuticals Inc *	3,803	29,093
Karuna Therapeutics Inc *	3,684	265,248
Karyopharm Therapeutics Inc *	20,959	402,622
Kelly Services Inc ‘A’	11,725	148,790
Kezar Life Sciences Inc *	11,221	48,924
Kforce Inc	7,253	185,459
Kindred Biosciences Inc *	12,034	48,136

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Kiniksa Pharmaceuticals Ltd ‘A’ *	4,547	$70,388
Kodiak Sciences Inc *	9,857	470,179
Korn Ferry	19,484	473,851
Krystal Biotech Inc *	3,685	159,339
Kura Oncology Inc *	11,559	115,012
La Jolla Pharmaceutical Co *	7,104	29,837
Lancaster Colony Corp	6,633	959,397
Landec Corp *	9,081	78,914
Lannett Co Inc *	11,505	79,960
Lantheus Holdings Inc *	13,692	174,710
Laureate Education Inc ‘A’ *	39,807	418,372
LeMaitre Vascular Inc	5,768	143,739
Lexicon Pharmaceuticals Inc *	14,171	27,633
LHC Group Inc *	10,571	1,482,054
Lifevantage Corp *	4,452	45,856
Ligand Pharmaceuticals Inc *	6,020	437,774
Limoneira Co	5,509	72,168
Lineage Cell Therapeutics Inc *	39,462	32,678
Liquidia Technologies Inc *	4,285	20,182
LivaNova PLC *	17,088	773,232
LiveRamp Holdings Inc *	23,672	779,282
Livongo Health Inc *	18,099	516,364
LogicBio Therapeutics Inc *	2,826	13,960
Luminex Corp	14,758	406,288
MacroGenics Inc *	17,657	102,764
Madrigal Pharmaceuticals Inc *	3,200	213,632
Magellan Health Inc *	7,709	370,880
Magenta Therapeutics Inc *	6,353	39,897
Mallinckrodt PLC *	28,025	55,489
MannKind Corp *	66,142	68,126
Marinus Pharmaceuticals Inc *	29,688	60,267
Marker Therapeutics Inc *	8,810	16,739
MediciNova Inc *	15,533	57,783
Medifast Inc	3,915	244,687
Medpace Holdings Inc *	9,700	711,786
MEI Pharma Inc *	36,728	59,132
MeiraGTx Holdings PLC *	5,612	75,425
Menlo Therapeutics Inc *	16,747	44,882
Meridian Bioscience Inc *	14,899	125,152
Merit Medical Systems Inc *	18,867	589,594
Mersana Therapeutics Inc *	13,499	78,699
MGP Ingredients Inc	4,649	125,012
Millendo Therapeutics Inc *	4,676	24,689
Minerva Neurosciences Inc *	11,344	68,291
Mirati Therapeutics Inc *	10,455	803,676
Mirum Pharmaceuticals Inc *	1,842	25,788
Misonix Inc *	3,356	31,614
Molecular Templates Inc *	7,145	94,957
Momenta Pharmaceuticals Inc *	39,869	1,084,437
Monro Inc	11,473	502,632
Morphic Holding Inc *	3,796	55,725
Mustang Bio Inc *	8,994	24,104
MyoKardia Inc *	15,662	734,235
Myriad Genetics Inc *	25,081	358,909
NanoString Technologies Inc *	11,989	288,335
Natera Inc *	21,923	654,621
Nathan’s Famous Inc	1,050	64,050
National Beverage Corp *	4,183	178,405
National HealthCare Corp	4,264	305,857
National Research Corp	4,215	191,698
Natural Grocers by Vitamin Cottage Inc	3,667	31,206
Nature’s Sunshine Products Inc *	3,630	29,512
Natus Medical Inc *	11,866	274,461
Neogen Corp *	18,188	1,218,414
NeoGenomics Inc *	33,471	924,134
Neon Therapeutics Inc *	4,700	12,408
Neuronetics Inc *	3,886	7,345
Nevro Corp *	10,515	1,051,290
New Age Beverages Corp *	23,603	32,808
NextCure Inc *	5,065	187,760
NGM Biopharmaceuticals Inc *	8,881	109,503

	Shares	Value
Novavax Inc *	11,415	$155,016
Novocure Ltd *	30,522	2,055,351
NuVasive Inc *	18,254	924,748
Ocular Therapeutix Inc *	15,396	76,210
Odonate Therapeutics Inc *	3,840	106,022
Omeros Corp *	18,030	241,061
Oncocyte Corp *	6,839	16,756
OPKO Health Inc *	136,242	182,564
Optinose Inc *	10,551	47,374
Option Care Health Inc *	11,207	106,130
OraSure Technologies Inc *	21,727	233,783
Organogenesis Holdings Inc *	3,250	10,497
Orthofix Medical Inc *	6,395	179,124
OrthoPediatrics Corp *	3,519	139,493
Osmotica Pharmaceuticals PLC *	3,307	10,516
Owens & Minor Inc	21,687	198,436
Oyster Point Pharma Inc *	1,844	64,540
Pacific Biosciences of California Inc *	50,634	154,940
Pacira BioSciences Inc *	14,409	483,134
Palatin Technologies Inc *	70,179	29,728
Paratek Pharmaceuticals Inc *	10,441	32,889
Patterson Cos Inc	29,426	449,924
PDL BioPharma Inc *	40,439	114,038
Pennant Group Inc/The *	9,146	129,507
Perdoceo Education Corp *	24,201	261,129
Performance Food Group Co *	40,341	997,229
Personalis Inc *	6,728	54,295
Pfenex Inc *	10,454	92,204
PhaseBio Pharmaceuticals Inc *	4,430	14,663
Phathom Pharmaceuticals Inc *	3,854	99,510
Phibro Animal Health Corp ‘A’	7,183	173,613
Pieris Pharmaceuticals Inc *	14,412	32,859
PolarityTE Inc *	5,162	5,575
Portola Pharmaceuticals Inc *	26,938	192,068
Precigen Inc *	23,009	78,231
Precision BioSciences Inc *	13,406	80,838
Prestige Consumer Healthcare Inc *	17,689	648,833
Prevail Therapeutics Inc *	4,934	60,145
PRGX Global Inc *	6,447	18,052
Principia Biopharma Inc *	6,469	384,129
Priority Technology Holdings Inc *	1,876	3,639
Progenics Pharmaceuticals Inc *	28,547	108,479
Progyny Inc *	4,221	89,443
Protagonist Therapeutics Inc *	6,527	46,081
Prothena Corp PLC * (Ireland)	13,597	145,488
PTC Therapeutics Inc *	21,249	947,918
Pulse Biosciences Inc *	3,288	23,542
Puma Biotechnology Inc *	10,420	87,945
Pyxus International Inc *	2,737	8,512
Quad/Graphics Inc	12,564	31,661
Quanex Building Products Corp	11,860	119,549
Quanterix Corp *	5,036	92,511
Quidel Corp *	12,563	1,228,787
R1 RCM Inc *	36,357	330,485
Ra Pharmaceuticals Inc *	12,240	587,642
Radius Health Inc *	15,938	207,194
RadNet Inc *	15,190	159,647
RAPT Therapeutics Inc *	510	10,848
Reata Pharmaceuticals Inc ‘A’ *	7,962	1,149,235
Recro Pharma Inc *	6,244	51,013
REGENXBIO Inc *	11,776	381,307
Rent-A-Center Inc	17,331	245,060
Repligen Corp *	18,360	1,772,474
Replimune Group Inc *	4,715	47,009
Resources Connection Inc	11,093	121,690
resTORbio Inc *	4,831	4,976
Retrophin Inc *	14,725	214,838
Revance Therapeutics Inc *	18,178	269,034
Revlon Inc ‘A’ *	2,081	22,745
REVOLUTION Medicines Inc *	4,986	109,243
Rhythm Pharmaceuticals Inc *	10,450	159,049

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Rigel Pharmaceuticals Inc *	61,744	$96,321
Rocket Pharmaceuticals Inc *	11,301	157,649
Rockwell Medical Inc *	23,962	49,122
Rosetta Stone Inc *	7,006	98,224
RR Donnelley & Sons Co	22,749	21,805
RTI Surgical Holdings Inc *	18,738	32,042
Rubius Therapeutics Inc *	11,528	51,300
Sanderson Farms Inc	7,002	863,487
Sangamo Therapeutics Inc *	40,534	258,202
Satsuma Pharmaceuticals Inc *	1,450	31,204
Savara Inc *	9,972	21,141
Scholar Rock Holding Corp *	6,211	75,215
SEACOR Marine Holdings Inc *	6,242	27,340
SeaSpine Holdings Corp *	7,694	62,860
Select Medical Holdings Corp *	38,695	580,425
Seneca Foods Corp ‘A’ *	2,511	99,888
Senseonics Holdings Inc *	49,045	31,070
Seres Therapeutics Inc *	11,835	42,251
Shockwave Medical Inc *	8,989	298,255
ShotSpotter Inc *	3,045	83,677
SI-BONE Inc *	6,802	81,284
Sientra Inc *	12,775	25,422
SIGA Technologies Inc *	19,383	92,651
Silk Road Medical Inc *	5,650	177,862
Solid Biosciences Inc *	5,341	12,765
Soliton Inc *	1,872	15,163
Sorrento Therapeutics Inc *	46,605	85,753
SP Plus Corp *	8,041	166,851
SpartanNash Co	12,905	184,800
Spectrum Pharmaceuticals Inc *	41,298	96,224
Spero Therapeutics Inc *	3,821	30,874
SpringWorks Therapeutics Inc *	3,822	103,194
STAAR Surgical Co *	15,625	504,062
Stemline Therapeutics Inc *	17,237	83,427
Stoke Therapeutics Inc *	5,989	137,148
Strategic Education Inc	7,478	1,045,125
Strongbridge Biopharma PLC *	11,527	21,786
Supernus Pharmaceuticals Inc *	17,411	313,224
Surgery Partners Inc *	7,932	51,796
Surmodics Inc *	4,636	154,472
Sutro Biopharma Inc *	3,495	35,649
Syndax Pharmaceuticals Inc *	7,930	86,992
Syneos Health Inc *	21,884	862,667
Synlogic Inc *	5,055	8,695
Syros Pharmaceuticals Inc *	12,783	75,803
Tactile Systems Technology Inc *	6,450	259,032
Tandem Diabetes Care Inc *	19,709	1,268,274
TCR2 Therapeutics Inc *	4,106	31,780
Team Inc *	9,925	64,512
Tejon Ranch Co *	7,201	101,246
Teladoc Health Inc *	25,371	3,932,759
Tenet Healthcare Corp *	36,295	522,648
Textainer Group Holdings Ltd * (China)	18,386	151,133
TG Therapeutics Inc *	30,294	298,093
The Andersons Inc	11,102	208,162
The Boston Beer Co Inc ‘A’ *	2,937	1,079,524
The Brink’s Co	17,552	913,582
The Chefs’ Warehouse Inc *	7,898	79,533
The Ensign Group Inc	17,788	669,007
The Hackett Group Inc	8,829	112,305
The Joint Corp *	4,229	45,885
The Providence Service Corp *	4,101	225,063
The Simply Good Foods Co *	28,979	558,136
TherapeuticsMD Inc *	81,371	86,253
Theravance Biopharma Inc *	17,263	398,948
Tivity Health Inc *	15,542	97,759
Tocagen Inc *	7,811	9,529
Tootsie Roll Industries Inc	5,903	212,272
TransEnterix Inc *	4,767	1,677
Translate Bio Inc *	12,338	123,010
TransMedics Group Inc *	5,287	63,867

	Shares	Value
Tricida Inc *	7,706	$169,532
TriNet Group Inc *	15,453	581,960
Triple-S Management Corp ‘B’ *	7,593	107,061
TrueBlue Inc *	13,292	169,606
Turning Point Brands Inc	2,827	59,678
Turning Point Therapeutics Inc *	9,730	434,542
Twist Bioscience Corp *	9,186	280,908
Tyme Technologies Inc *	21,148	23,263
Ultragenyx Pharmaceutical Inc *	19,239	854,789
United Natural Foods Inc *	18,808	172,657
UNITY Biotechnology Inc *	9,367	54,329
Universal Corp	8,566	378,703
UroGen Pharma Ltd *	6,721	119,903
US Physical Therapy Inc	4,417	304,773
USANA Health Sciences Inc *	4,432	255,992
Utah Medical Products Inc	1,197	112,578
Vanda Pharmaceuticals Inc *	18,374	190,355
Vapotherm Inc *	5,453	102,680
Varex Imaging Corp *	13,230	300,453
VBI Vaccines Inc *	50,201	47,691
Vector Group Ltd	38,970	367,097
Vectrus Inc *	4,079	168,911
Veracyte Inc *	16,586	403,206
Vericel Corp *	15,789	144,785
Verrica Pharmaceuticals Inc *	4,550	49,731
Viad Corp	7,189	152,622
Viela Bio Inc *	1,790	68,020
ViewRay Inc *	37,692	94,230
Viking Therapeutics Inc *	23,528	110,111
Village Super Market Inc ‘A’	2,704	66,464
Vir Biotechnology Inc *	2,552	87,457
Voyager Therapeutics Inc *	7,907	72,349
WaVe Life Sciences Ltd *	8,088	75,785
WD-40 Co	4,813	966,691
Weis Markets Inc	3,367	140,269
Willdan Group Inc *	3,677	78,577
Wright Medical Group NV *	44,350	1,270,627
WW International Inc *	16,429	277,814
X4 Pharmaceuticals Inc *	5,526	55,260
XBiotech Inc *	5,042	53,546
Xencor Inc *	16,632	496,964
Xeris Pharmaceuticals Inc *	14,588	28,447
Y-mAbs Therapeutics Inc *	8,360	218,196
Youngevity International Inc *	2,561	1,793
ZIOPHARM Oncology Inc *	65,611	160,747
Zogenix Inc *	15,081	372,953
Zynerba Pharmaceuticals Inc *	6,804	26,059
Zynex Inc *	5,903	65,346

		139,514,215

Diversified - 0.0%

Professional Holding Corp ‘A’ *	1,302	20,767

Energy - 1.9%

Abraxas Petroleum Corp *	48,866	5,913
Advanced Emissions Solutions Inc	4,969	32,646
Amplify Energy Corp	4,281	2,423
Arch Coal Inc ‘A’	5,376	155,366
Archrock Inc	50,337	189,267
Berry Corp	20,814	50,162
Bonanza Creek Energy Inc *	6,252	70,335
Brigham Minerals Inc ‘A’	10,781	89,159
California Resources Corp *	15,863	15,863
Callon Petroleum Co *	126,440	69,276
Chaparral Energy Inc ‘A’ *	10,038	4,718
Clean Energy Fuels Corp *	46,019	81,914
CNX Resources Corp *	65,936	350,780
Comstock Resources Inc *	4,928	26,562
CONSOL Energy Inc *	8,959	33,059

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
CVR Energy Inc	10,739	$177,516
Delek US Holdings Inc	26,301	414,504
Denbury Resources Inc *	187,616	34,634
Diamond Offshore Drilling Inc *	23,938	43,807
DMC Global Inc	5,050	116,201
Dril-Quip Inc *	12,793	390,187
Earthstone Energy Inc ‘A’ *	6,260	11,018
Enphase Energy Inc *	32,264	1,041,805
Era Group Inc *	6,396	34,091
Evolution Petroleum Corp	8,140	21,245
Exterran Corp *	10,576	50,765
Extraction Oil & Gas Inc *	27,812	11,737
Falcon Minerals Corp	12,264	26,368
Flotek Industries Inc *	18,177	16,178
Forum Energy Technologies Inc *	25,602	4,539
Frank’s International NV *	38,365	99,365
FTS International Inc *	10,288	2,294
FutureFuel Corp	9,168	103,323
Geospace Technologies Corp *	4,213	26,963
Goodrich Petroleum Corp *	2,746	11,698
Green Plains Inc *	12,430	60,286
Gulfport Energy Corp *	52,507	23,350
Hallador Energy Co	5,491	5,210
Helix Energy Solutions Group Inc *	46,645	76,498
HighPoint Resources Corp *	35,963	6,833
Independence Contract Drilling Inc *	910	1,274
KLX Energy Services Holdings Inc *	6,660	4,662
Laredo Petroleum Inc *	59,454	22,581
Liberty Oilfield Services Inc ‘A’	17,718	47,661
Magnolia Oil & Gas Corp ‘A’ *	39,416	157,664
Mammoth Energy Services Inc *	3,999	2,994
Matador Resources Co *	36,493	90,503
Matrix Service Co *	9,728	92,124
Montage Resources Corp *	7,003	15,757
MRC Global Inc *	26,583	113,244
Murphy USA Inc *	10,240	863,846
Nabors Industries Ltd	115,711	45,139
NACCO Industries Inc ‘A’	1,346	37,661
National Energy Services Reunited Corp *	9,103	46,243
Natural Gas Services Group Inc *	4,255	18,977
NCS Multistage Holdings Inc *	2,552	1,633
Newpark Resources Inc *	29,709	26,649
NextDecade Corp *	4,584	8,618
NexTier Oilfield Solutions Inc *	51,977	60,813
Nine Energy Service Inc *	5,484	4,433
Noble Corp PLC *	78,818	20,493
Northern Oil and Gas Inc *	115,538	76,613
NOW Inc *	39,039	201,441
Oasis Petroleum Inc *	104,784	36,674
Oceaneering International Inc *	36,727	107,977
Oil States International Inc *	19,731	40,054
Pacific Drilling SA *	9,659	4,153
Panhandle Oil and Gas Inc ‘A’	5,018	18,516
Par Pacific Holdings Inc *	12,764	90,624
PDC Energy Inc *	36,374	225,883
Peabody Energy Corp	22,586	65,499
Penn Virginia Corp *	4,571	14,124
Plug Power Inc *	104,718	370,702
PrimeEnergy Resources Corp *	166	12,284
ProPetro Holding Corp *	26,228	65,570
QEP Resources Inc *	78,338	26,204
Ramaco Resources Inc *	2,070	4,947
Renewable Energy Group Inc *	13,114	269,230
REX American Resources Corp *	2,020	93,950
Ring Energy Inc *	18,973	12,498
Rosehill Resources Inc *	3,543	1,453
RPC Inc	19,159	39,468
SandRidge Energy Inc *	10,283	9,245
Seadrill Ltd * (United Kingdom)	19,126	8,224
Select Energy Services Inc ‘A’ *	19,449	62,820
SilverBow Resources Inc *	2,120	5,236

	Shares	Value
SM Energy Co	36,745	$44,829
Smart Sand Inc *	7,861	8,175
Solaris Oilfield Infrastructure Inc ‘A’	11,940	62,685
Southwestern Energy Co *	192,821	325,867
SunCoke Energy Inc	25,338	97,551
Sunnova Energy International Inc *	11,097	111,747
SunPower Corp *	26,192	132,793
Sunrun Inc *	39,705	401,021
Talos Energy Inc *	6,533	37,565
Tellurian Inc *	30,988	28,010
TerraForm Power Inc ‘A’	28,174	444,304
TETRA Technologies Inc *	37,768	12,086
Thermon Group Holdings Inc *	11,423	172,145
TPI Composites Inc *	10,341	152,840
Trecora Resources *	6,611	39,335
Unit Corp *	16,690	4,339
US Silica Holdings Inc	23,933	43,079
US Well Services Inc *	5,848	1,754
Vivint Solar Inc *	16,132	70,497
W&T Offshore Inc *	30,546	51,928
Warrior Met Coal Inc	16,977	180,296
Whiting Petroleum Corp *	29,880	20,032

		9,977,094

Financial - 23.6%

1st Constitution Bancorp	3,089	40,929
1st Source Corp	5,619	182,224
Acadia Realty Trust REIT	30,299	375,405
ACNB Corp	2,925	87,750
AG Mortgage Investment Trust Inc REIT	10,371	28,417
Agree Realty Corp REIT	14,568	901,759
Alerus Financial Corp	1,065	17,594
Alexander & Baldwin Inc REIT	24,294	272,579
Alexander’s Inc REIT	752	207,514
Allegiance Bancshares Inc	6,301	151,917
Altisource Portfolio Solutions SA *	2,153	16,514
Altus Midstream Co ‘A’ *	16,212	12,159
Amalgamated Bank ‘A’	4,599	49,761
Ambac Financial Group Inc *	16,625	205,152
Amerant Bancorp Inc *	7,052	108,530
American Assets Trust Inc REIT	17,001	425,025
American Equity Investment Life Holding Co	29,029	545,745
American Finance Trust Inc REIT	38,206	238,787
American National Bankshares Inc	3,863	92,326
American Realty Investors Inc *	944	8,723
Ameris Bancorp	21,999	522,696
AMERISAFE Inc	6,069	391,268
Ames National Corp	3,393	69,387
Anworth Mortgage Asset Corp REIT	31,864	36,006
Apollo Commercial Real Estate Finance Inc REIT	54,041	400,984
Ares Commercial Real Estate Corp REIT	11,125	77,764
Ares Management Corp ‘A’	25,137	777,487
Argo Group International Holdings Ltd	11,637	431,267
Arlington Asset Investment Corp ‘A’ REIT	11,991	26,260
Armada Hoffler Properties Inc REIT	19,397	207,548
ARMOUR Residential REIT Inc	21,010	185,098
Arrow Financial Corp	4,746	132,271
Artisan Partners Asset Management Inc ‘A’	17,602	378,267
Ashford Hospitality Trust Inc REIT	27,987	20,688
Assetmark Financial Holdings Inc *	5,001	101,970
Associated Capital Group Inc ‘A’	796	24,358
Atlantic Capital Bancshares Inc *	8,289	98,390
Atlantic Union Bankshares Corp	28,195	617,470
Axos Financial Inc *	20,949	379,805
B. Riley Financial Inc	7,185	132,348
Banc of California Inc	16,353	130,824
BancFirst Corp	6,771	225,948
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	10,813	111,482

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
BancorpSouth Bank	35,325	$668,349
Bank First Corp	2,057	115,192
Bank of Commerce Holdings	6,697	52,705
Bank of Marin Bancorp	4,883	146,490
Bank7 Corp	1,181	9,377
BankFinancial Corp	5,669	49,944
Bankwell Financial Group Inc	2,214	33,786
Banner Corp	10,764	355,643
Bar Harbor Bankshares	5,675	98,064
Baycom Corp *	3,431	41,344
BCB Bancorp Inc	5,383	57,329
Benefytt Technologies Inc	3,690	82,619
Berkshire Hills Bancorp Inc	16,621	246,988
Blackstone Mortgage Trust Inc ‘A’ REIT	45,097	839,706
Blucora Inc *	17,379	209,417
Bluerock Residential Growth REIT Inc	7,392	41,173
Boston Private Financial Holdings Inc	26,537	189,740
Braemar Hotels & Resorts Inc REIT	9,676	16,449
Bridge Bancorp Inc	6,283	132,948
Bridgewater Bancshares Inc *	8,718	85,000
Brightsphere Investment Group Inc	23,608	150,855
Brookline Bancorp Inc	25,279	285,147
BRP Group Inc ‘A’ *	6,390	67,414
BRT Apartments Corp REIT	2,646	27,122
Bryn Mawr Bank Corp	7,546	214,155
Business First Bancshares Inc	4,078	55,053
Byline Bancorp Inc	8,617	89,358
C&F Financial Corp	1,185	47,281
Cadence BanCorp	41,246	270,161
Calamos Asset Management Inc Escrow Receipt * Ω ±	11,522	-
Cambridge Bancorp	1,751	91,052
Camden National Corp	5,633	177,158
Capital Bancorp Inc *	3,060	38,311
Capital City Bank Group Inc	5,199	104,604
Capitol Federal Financial Inc	46,587	540,875
Capstar Financial Holdings Inc	5,761	56,976
Capstead Mortgage Corp REIT	32,421	136,168
CareTrust REIT Inc	33,622	497,269
Carolina Financial Corp	8,318	215,187
Carter Bank & Trust	8,316	76,341
CatchMark Timber Trust Inc ‘A’ REIT	16,046	115,852
Cathay General Bancorp	28,446	652,836
CBL & Associates Properties Inc REIT *	55,755	11,157
CBTX Inc	6,735	119,681
Cedar Realty Trust Inc REIT	29,549	27,572
CenterState Bank Corp	42,695	735,635
Central Pacific Financial Corp	8,745	139,045
Central Valley Community Bancorp	4,574	59,645
Century Bancorp Inc ‘A’	1,040	64,730
Chatham Lodging Trust REIT	15,248	90,573
Chemung Financial Corp	1,486	49,008
Cherry Hill Mortgage Investment Corp REIT	5,224	32,389
CIM Commercial Trust Corp REIT	4,170	46,245
Citizens & Northern Corp	4,351	87,020
Citizens Inc *	16,774	109,366
City Holding Co	5,267	350,414
City Office REIT Inc	18,670	134,984
Civista Bancshares Inc	5,667	84,778
Clipper Realty Inc REIT	4,273	22,134
CNB Financial Corp	4,987	94,105
CNO Financial Group Inc	52,744	653,498
Coastal Financial Corp *	2,726	28,650
Codorus Valley Bancorp Inc	3,450	55,545
Cohen & Steers Inc	8,040	365,418
Colony Bankcorp Inc	2,944	36,800
Colony Credit Real Estate Inc REIT	29,549	116,423
Columbia Banking System Inc	23,989	642,905
Columbia Financial Inc *	18,655	268,632
Community Bank System Inc	16,426	965,849
Community Bankers Trust Corp	7,572	36,724

	Shares	Value
Community Healthcare Trust Inc REIT	6,757	$258,658
Community Trust Bancorp Inc	5,697	181,108
ConnectOne Bancorp Inc	12,169	163,551
Consolidated-Tomoka Land Co	1,626	73,707
CoreCivic Inc REIT	42,202	471,396
CorEnergy Infrastructure Trust Inc REIT	4,252	78,152
CorePoint Lodging Inc REIT	13,999	54,876
Cowen Inc ‘A’	9,374	90,553
Crawford & Co ‘A’	6,285	45,252
CrossFirst Bankshares Inc *	16,781	140,960
Curo Group Holdings Corp	5,628	29,828
Cushman & Wakefield PLC *	39,853	467,874
Customers Bancorp Inc *	9,368	102,392
CVB Financial Corp	46,910	940,545
Diamond Hill Investment Group Inc	1,150	103,776
DiamondRock Hospitality Co REIT *	70,755	359,435
Dime Community Bancshares Inc	10,647	145,970
Diversified Healthcare Trust REIT	84,043	305,076
Donegal Group Inc ‘A’	4,148	63,050
Dynex Capital Inc REIT	7,810	81,536
Eagle Bancorp Inc	10,839	327,446
Easterly Government Properties Inc REIT	26,205	645,691
EastGroup Properties Inc REIT	13,498	1,410,271
eHealth Inc *	8,016	1,128,813
Elevate Credit Inc *	7,079	7,362
Ellington Financial Inc	14,100	80,511
Employers Holdings Inc	10,202	413,283
Encore Capital Group Inc *	10,887	254,538
Enova International Inc *	11,002	159,419
Enstar Group Ltd * (Bermuda)	4,092	650,833
Enterprise Bancorp Inc	3,090	83,399
Enterprise Financial Services Corp	8,687	242,454
Equity Bancshares Inc ‘A’ *	5,541	95,582
Esquire Financial Holdings Inc *	2,195	33,035
ESSA Bancorp Inc	3,555	48,526
Essent Group Ltd	33,917	893,374
Essential Properties Realty Trust Inc REIT	32,232	420,950
Evans Bancorp Inc	1,625	39,504
Exantas Capital Corp REIT *	10,283	28,381
eXp World Holdings Inc *	7,293	61,699
EZCORP Inc ‘A’ *	16,772	69,939
Farmers & Merchants Bancorp Inc	3,492	90,478
Farmers National Banc Corp	9,556	111,136
Farmland Partners Inc REIT	9,836	59,705
FB Financial Corp	6,194	122,146
FBL Financial Group Inc ‘A’	3,550	165,678
Federal Agricultural Mortgage Corp ‘C’	3,174	176,570
Federated Hermes Inc ‘B’	33,920	646,176
FedNat Holding Co	3,760	43,165
FGL Holdings	51,424	503,955
Fidelity D&D Bancorp Inc	927	47,296
Financial Institutions Inc	5,823	105,629
First BanCorp	70,306	374,028
First Bancorp Inc	3,935	86,570
First Bancorp NC	10,932	252,311
First Bank	5,405	37,511
First Busey Corp	19,337	330,856
First Business Financial Services Inc	2,685	41,617
First Capital Inc	1,184	70,922
First Choice Bancorp	3,454	51,845
First Commonwealth Financial Corp	31,972	292,224
First Community Bankshares Inc	6,584	153,407
First Defiance Financial Corp	13,259	195,438
First Financial Bancorp	31,669	472,185
First Financial Bankshares Inc	45,790	1,229,004
First Financial Corp	4,817	162,429
First Financial Northwest Inc	3,305	33,182
First Foundation Inc	14,539	148,589
First Guaranty Bancshares Inc	1,599	23,074
First Industrial Realty Trust Inc REIT	44,285	1,471,591
First Internet Bancorp	3,069	50,393

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
First Interstate BancSystem Inc ‘A’	13,470	$388,475
First Merchants Corp	19,265	510,330
First Mid Bancshares Inc	5,636	133,799
First Midwest Bancorp Inc	33,281	440,474
First Northwest Bancorp	3,349	36,404
Flagstar Bancorp Inc	12,351	244,920
Flushing Financial Corp	9,922	132,558
FNCB Bancorp Inc	5,365	37,072
Focus Financial Partners Inc ‘A’ *	10,944	251,821
Four Corners Property Trust Inc REIT	24,672	461,613
Franklin Financial Network Inc	4,255	86,759
Franklin Financial Services Corp	1,691	46,418
Franklin Street Properties Corp REIT	36,450	208,858
Front Yard Residential Corp REIT	17,439	208,396
FRP Holdings Inc *	2,297	98,771
FS Bancorp Inc	1,372	49,392
Fulton Financial Corp	56,716	651,667
FVCBankcorp Inc *	4,533	60,380
GAIN Capital Holdings Inc	6,113	34,111
GAMCO Investors Inc ‘A’	2,017	22,167
Genworth Financial Inc ‘A’ *	178,274	591,870
German American Bancorp Inc	8,766	240,627
Getty Realty Corp REIT	11,723	278,304
Glacier Bancorp Inc	30,518	1,037,765
Gladstone Commercial Corp REIT	11,527	165,528
Gladstone Land Corp REIT	6,224	73,754
Global Indemnity Ltd (Cayman)	2,750	70,125
Global Medical REIT Inc	13,390	135,507
Global Net Lease Inc REIT	31,880	426,236
Goosehead Insurance Inc ‘A’ *	4,038	180,216
Granite Point Mortgage Trust Inc REIT	19,438	98,551
Great Ajax Corp REIT *	5,285	33,613
Great Southern Bancorp Inc	4,316	174,366
Great Western Bancorp Inc	17,975	368,128
Greene County Bancorp Inc	1,221	28,523
Greenhill & Co Inc	5,486	53,982
Greenlight Capital Re Ltd ‘A’ *	11,020	65,569
Griffin Industrial Realty Inc	345	11,282
Guaranty Bancshares Inc	3,177	73,516
GWG Holdings Inc *	1,007	10,231
Hallmark Financial Services Inc *	4,352	17,582
Hamilton Lane Inc ‘A’	7,736	427,878
Hancock Whitney Corp	31,335	611,659
Hanmi Financial Corp	9,728	105,549
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	22,289	454,918
Harborone Bancorp Inc *	9,853	74,193
Hawthorn Bancshares Inc	2,296	42,132
HBT Financial Inc	3,739	39,372
HCI Group Inc	2,235	89,959
Healthcare Realty Trust Inc REIT	46,517	1,299,220
Heartland Financial USA Inc	12,370	373,574
Heritage Commerce Corp	20,767	159,283
Heritage Financial Corp	11,716	234,320
Heritage Insurance Holdings Inc	9,672	103,587
Hersha Hospitality Trust REIT *	11,655	41,725
Hilltop Holdings Inc	24,723	373,812
Hingham Institution for Savings	473	68,580
Home Bancorp Inc	2,957	72,210
Home BancShares Inc	55,544	665,973
HomeStreet Inc	6,452	143,428
HomeTrust Bancshares Inc	5,790	92,177
Hope Bancorp Inc	39,509	324,764
Horace Mann Educators Corp	13,130	480,427
Horizon Bancorp Inc	13,853	136,591
Houlihan Lokey Inc	14,810	771,897
Howard Bancorp Inc *	5,066	55,017
I3 Verticals Inc ‘A’ *	4,855	92,682
IBERIABANK Corp	18,685	675,650
Independence Holding Co	1,761	45,011
Independence Realty Trust Inc REIT	31,901	285,195

	Shares	Value
Independent Bank Corp	10,876	$700,088
Independent Bank Corp MI	7,391	95,122
Independent Bank Group Inc	12,870	304,762
Industrial Logistics Properties Trust REIT	22,761	399,228
Innovative Industrial Properties Inc REIT	5,734	435,383
International Bancshares Corp	19,946	536,148
International Money Express Inc *	6,175	56,378
INTL. FCStone Inc *	5,631	204,180
Invesco Mortgage Capital Inc REIT *	58,547	199,645
Investar Holding Corp	3,665	46,802
Investors Bancorp Inc	80,531	643,443
Investors Real Estate Trust REIT	4,090	224,950
Investors Title Co	558	71,424
iStar Inc REIT	21,035	223,181
James River Group Holdings Ltd	10,402	376,968
Jernigan Capital Inc REIT	7,747	84,907
Kearny Financial Corp	27,918	239,816
Kennedy-Wilson Holdings Inc	43,082	578,160
Kinsale Capital Group Inc	7,216	754,288
Kite Realty Group Trust REIT	29,394	278,361
KKR Real Estate Finance Trust Inc REIT	8,267	124,088
Ladder Capital Corp REIT	36,392	172,498
Lakeland Bancorp Inc	18,002	194,602
Lakeland Financial Corp	8,790	323,032
LCNB Corp	4,687	59,056
Legacy Housing Corp *	2,289	21,173
LendingClub Corp *	23,782	186,689
Level One Bancorp Inc	1,786	32,148
Lexington Realty Trust REIT	84,863	842,690
Live Oak Bancshares Inc	9,778	121,932
LTC Properties Inc REIT	13,885	429,046
Luther Burbank Corp	6,893	63,209
Macatawa Bank Corp	9,923	70,652
Mack-Cali Realty Corp REIT	30,454	463,814
Mackinac Financial Corp	3,536	36,951
MainStreet Bancshares Inc *	2,790	46,760
Malvern Bancorp Inc *	2,902	35,549
Marcus & Millichap Inc *	8,077	218,887
Marlin Business Services Corp	2,910	32,505
Maui Land & Pineapple Co Inc *	2,368	25,882
MBIA Inc *	26,859	191,773
McGrath RentCorp	8,490	444,706
Medallion Financial Corp *	6,521	12,129
Mercantile Bank Corp	5,893	124,755
Merchants Bancorp	3,122	47,392
Meridian Bancorp Inc	17,275	193,825
Meta Financial Group Inc	11,574	251,387
Metrocity Bankshares Inc	6,057	71,109
Metropolitan Bank Holding Corp *	2,415	65,036
Mid Penn Bancorp Inc	2,254	45,643
Midland States Bancorp Inc	8,202	143,453
MidWestOne Financial Group Inc	4,468	93,560
MMA Capital Holdings Inc *	1,532	37,886
Moelis & Co ‘A’	16,774	471,349
Monmouth Real Estate Investment Corp REIT	32,859	395,951
Mr Cooper Group Inc *	27,261	199,823
MutualFirst Financial Inc	2,167	61,109
MVB Financial Corp	3,268	41,667
National Bank Holdings Corp ‘A’	9,720	232,308
National Bankshares Inc	2,257	71,998
National General Holdings Corp	24,170	400,013
National Health Investors Inc REIT	14,992	742,404
National Storage Affiliates Trust REIT	20,779	615,058
National Western Life Group Inc ‘A’	830	142,760
NBT Bancorp Inc	13,644	441,929
Nelnet Inc ‘A’	6,284	285,356
New Senior Investment Group Inc REIT	27,223	69,691
New York Mortgage Trust Inc REIT	133,134	206,358
Newmark Group Inc ‘A’	51,185	217,536
NexPoint Residential Trust Inc REIT	6,931	174,731
NI Holdings Inc *	3,768	51,094

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Nicolet Bankshares Inc *	3,270	$178,477
NMI Holdings Inc ‘A’ *	23,414	271,837
Northeast Bank	2,224	25,932
Northfield Bancorp Inc	15,470	173,109
Northrim BanCorp Inc	2,540	68,580
Northwest Bancshares Inc	35,261	407,970
Norwood Financial Corp	2,007	53,587
Oak Valley Bancorp	2,404	37,839
OceanFirst Financial Corp	19,591	311,693
Ocwen Financial Corp *	45,826	22,913
Office Properties Income Trust REIT	16,760	456,710
OFG Bancorp	16,571	185,264
Ohio Valley Banc Corp	1,413	42,362
Old National Bancorp	56,215	741,476
Old Second Bancorp Inc	11,720	80,985
On Deck Capital Inc *	21,691	33,404
One Liberty Properties Inc REIT	5,076	70,709
OP Bancorp	4,992	37,240
Oportun Financial Corp *	2,377	25,077
Oppenheimer Holdings Inc ‘A’	3,250	64,220
Opus Bank	8,232	142,661
Orchid Island Capital Inc REIT	24,803	73,169
Origin Bancorp Inc	7,253	146,873
Orrstown Financial Services Inc	4,019	55,342
Pacific Mercantile Bancorp *	7,536	35,495
Pacific Premier Bancorp Inc	19,392	365,345
Palomar Holdings Inc *	6,513	378,796
Park National Corp	4,706	365,374
Parke Bancorp Inc	4,028	54,338
Paysign Inc *	9,707	50,088
PCB Bancorp	4,653	45,506
PCSB Financial Corp	5,915	82,751
PDL Community Bancorp *	3,411	35,031
Peapack Gladstone Financial Corp	6,324	113,516
Pebblebrook Hotel Trust REIT	46,079	501,800
Penns Woods Bancorp Inc	2,664	64,735
Pennsylvania REIT	23,717	21,620
PennyMac Financial Services Inc	3,535	78,159
PennyMac Mortgage Investment Trust REIT	34,722	368,748
People’s Utah Bancorp	5,816	112,656
Peoples Bancorp Inc	7,002	155,094
Peoples Bancorp of North Carolina Inc	1,627	33,126
Peoples Financial Services Corp	2,469	98,118
Physicians Realty Trust REIT	66,465	926,522
Piedmont Office Realty Trust Inc ‘A’ REIT	44,064	778,170
Pioneer Bancorp Inc *	4,488	46,585
Piper Sandler Cos	4,747	240,056
PJT Partners Inc ‘A’	7,978	346,165
PotlatchDeltic Corp REIT	23,302	731,450
PRA Group Inc *	15,850	439,362
Preferred Apartment Communities Inc ‘A’ REIT	16,176	116,144
Preferred Bank	4,942	167,138
Premier Financial Bancorp Inc	5,185	64,294
ProAssurance Corp	16,820	420,500
ProSight Global Inc *	2,964	28,899
Protective Insurance Corp ‘B’	3,412	46,915
Provident Bancorp Inc *	3,088	26,619
Provident Financial Holdings Inc	2,438	37,131
Provident Financial Services Inc	21,444	275,770
Prudential Bancorp Inc	2,801	41,455
PS Business Parks Inc REIT	7,033	953,112
Pzena Investment Management Inc ‘A’	5,339	23,812
QCR Holdings Inc	5,438	147,207
QTS Realty Trust Inc ‘A’ REIT	20,218	1,172,846
Radian Group Inc	71,374	924,293
Rafael Holdings Inc ‘B’ *	3,399	43,541
RBB Bancorp	6,020	82,594
RE/MAX Holdings Inc ‘A’	6,058	132,791
Ready Capital Corp REIT	12,489	90,171
Realogy Holdings Corp *	41,102	123,717
Red River Bancshares Inc	1,835	68,299

	Shares	Value
Redfin Corp *	31,519	$486,023
Redwood Trust Inc REIT	39,250	198,605
Regional Management Corp *	3,141	42,906
Reliant Bancorp Inc	4,084	46,027
Renasant Corp	20,017	437,171
Republic Bancorp Inc ‘A’	3,517	116,167
Republic First Bancorp Inc *	17,936	39,280
Retail Opportunity Investments Corp REIT	40,338	334,402
Retail Value Inc REIT	4,997	61,213
Rexford Industrial Realty Inc REIT	39,853	1,634,372
Richmond Mutual Bancorporation Inc *	4,274	43,595
Riverview Bancorp Inc	8,620	43,186
RLI Corp	14,061	1,236,384
RLJ Lodging Trust REIT	59,865	462,158
RPT Realty REIT	27,695	167,001
Ryman Hospitality Properties Inc REIT	17,269	619,094
S&T Bancorp Inc	13,349	364,695
Sabra Health Care REIT Inc	71,061	775,986
Safeguard Scientifics Inc	6,837	37,945
Safehold Inc REIT	4,447	281,184
Safety Insurance Group Inc	5,188	438,023
Sandy Spring Bancorp Inc	12,444	281,732
Saul Centers Inc REIT	4,200	137,508
SB One Bancorp	2,823	47,991
Sculptor Capital Management Inc	6,240	84,490
Seacoast Banking Corp of Florida *	16,520	302,481
Select Bancorp Inc *	5,514	42,072
Selective Insurance Group Inc	20,626	1,025,112
Seritage Growth Properties REIT *	12,332	112,345
ServisFirst Bancshares Inc	16,880	494,922
Shore Bancshares Inc	4,523	49,075
Siebert Financial Corp *	3,512	25,357
Sierra Bancorp	5,318	93,490
Silvercrest Asset Management Group Inc ‘A’	3,407	32,230
Silvergate Capital Corp ‘A’ *	1,290	12,307
Simmons First National Corp ‘A’	33,492	616,253
SmartFinancial Inc	4,953	75,335
South Plains Financial Inc	3,918	60,690
South State Corp	11,835	695,070
Southern First Bancshares Inc *	2,678	75,975
Southern Missouri Bancorp Inc	2,884	69,995
Southern National Bancorp of Virginia Inc	7,302	71,852
Southside Bancshares Inc	11,264	342,313
Spirit of Texas Bancshares Inc *	4,973	51,421
STAG Industrial Inc REIT	52,551	1,183,449
State Auto Financial Corp	6,167	171,381
Sterling Bancorp Inc	6,045	25,994
Stewart Information Services Corp	7,499	199,998
Stifel Financial Corp	23,467	968,718
Stock Yards Bancorp Inc	7,381	213,532
Stratus Properties Inc *	1,817	32,143
Summit Financial Group Inc	4,367	92,624
Summit Hotel Properties Inc REIT *	37,619	158,752
Sunstone Hotel Investors Inc REIT	79,279	690,520
Tanger Factory Outlet Centers Inc REIT	32,268	161,340
Terreno Realty Corp REIT	23,164	1,198,737
Territorial Bancorp Inc	3,027	74,313
The Bancorp Inc *	18,183	110,371
The Bank of NT Butterfield & Son Ltd (Bermuda)	19,007	323,689
The Bank of Princeton	1,835	42,664
The Community Financial Corp	1,393	30,785
The First Bancshares Inc	5,961	113,676
The First of Long Island Corp	8,740	151,639
The GEO Group Inc REIT	41,906	509,577
The RMR Group Inc ‘A’	5,543	149,495
Third Point Reinsurance Ltd * (Bermuda)	26,534	196,617
Timberland Bancorp Inc	2,761	50,499
Tiptree Inc	8,409	43,895
Tompkins Financial Corp	5,092	365,606
Towne Bank	24,042	434,920

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
TPG RE Finance Trust Inc REIT	17,751	$97,453
Transcontinental Realty Investors Inc REIT *	488	10,009
TriCo Bancshares	9,665	288,210
TriState Capital Holdings Inc *	9,759	94,370
Triumph Bancorp Inc *	8,091	210,366
Trupanion Inc *	10,165	264,595
TrustCo Bank Corp NY	30,987	167,640
Trustmark Corp	22,601	526,603
UMB Financial Corp	15,766	731,227
UMH Properties Inc REIT	12,763	138,606
Union Bankshares Inc	1,357	30,532
United Bankshares Inc	34,599	798,545
United Community Banks Inc	24,539	449,309
United Fire Group Inc	7,581	247,216
United Insurance Holdings Corp	7,819	72,248
United Security Bancshares	4,531	28,998
Uniti Group Inc REIT	65,176	393,011
Unity Bancorp Inc	2,662	31,145
Universal Health Realty Income Trust REIT	4,531	456,770
Universal Insurance Holdings Inc	10,269	184,020
Univest Financial Corp	10,691	174,477
Urban Edge Properties REIT	40,756	359,060
Urstadt Biddle Properties Inc ‘A’ REIT	9,991	140,873
Valley National Bancorp	138,749	1,014,255
Velocity Financial Inc *	2,577	19,405
Veritex Holdings Inc	17,201	240,298
Virtus Investment Partners Inc	2,311	175,890
Waddell & Reed Financial Inc ‘A’	23,819	271,060
Walker & Dunlop Inc	9,850	396,659
Washington Federal Inc	27,328	709,435
Washington Prime Group Inc REIT	68,447	55,107
Washington Real Estate Investment Trust REIT	28,882	689,413
Washington Trust Bancorp Inc	5,521	201,848
Waterstone Financial Inc	8,542	124,201
Watford Holdings Ltd * (Bermuda)	6,533	95,708
WesBanco Inc	23,591	559,107
West Bancorporation Inc	6,104	99,800
Westamerica Bancorporation	8,538	501,864
Western Asset Mortgage Capital Corp REIT	18,348	42,017
Western New England Bancorp Inc	8,468	57,244
Westwood Holdings Group Inc	2,746	50,279
Whitestone REIT	13,688	84,866
WisdomTree Investments Inc	48,657	113,371
World Acceptance Corp *	2,051	112,005
WSFS Financial Corp	18,221	454,067
Xenia Hotels & Resorts Inc REIT *	40,246	414,534

		122,040,569

Industrial - 14.8%

AAON Inc	14,414	696,484
AAR Corp	11,883	211,042
Advanced Disposal Services Inc *	25,487	835,974
Advanced Drainage Systems Inc	15,269	449,519
Advanced Energy Industries Inc *	13,335	646,614
Aegion Corp *	10,758	192,891
Aerojet Rocketdyne Holdings Inc *	25,691	1,074,655
AeroVironment Inc *	7,499	457,139
Air Transport Services Group Inc *	20,533	375,343
Akoustis Technologies Inc *	10,661	57,250
Alamo Group Inc	3,395	301,408
Alarm.com Holdings Inc *	12,981	505,091
Albany International Corp ‘A’	10,774	509,933
Allied Motion Technologies Inc	2,358	55,885
Altra Industrial Motion Corp	22,702	397,058
American Outdoor Brands Corp *	19,091	158,455
American Superconductor Corp *	6,786	37,187
American Woodmark Corp *	5,966	271,871
Apogee Enterprises Inc	9,314	193,917
Applied Industrial Technologies Inc	13,466	615,666

	Shares	Value
Applied Optoelectronics Inc *	6,179	$46,899
ArcBest Corp	9,000	157,680
Arcosa Inc	17,124	680,508
Ardmore Shipping Corp (Ireland)	12,622	66,266
Argan Inc	5,179	179,038
Armstrong Flooring Inc *	6,600	9,438
Astec Industries Inc	7,904	276,403
Astronics Corp *	7,939	72,880
Atkore International Group Inc *	16,692	351,700
Atlas Air Worldwide Holdings Inc *	8,255	211,906
Axon Enterprise Inc *	20,517	1,451,988
AZZ Inc	9,128	256,679
Badger Meter Inc	10,019	537,018
Barnes Group Inc	16,599	694,336
Bel Fuse Inc ‘B’	2,855	27,808
Belden Inc	13,807	498,157
Benchmark Electronics Inc	13,150	262,869
Bloom Energy Corp ‘A’ *	17,981	94,041
Boise Cascade Co	13,713	326,095
Brady Corp ‘A’	17,012	767,752
Briggs & Stratton Corp *	13,775	24,933
Builders FirstSource Inc *	40,110	490,545
Cactus Inc ‘A’	16,983	197,003
Caesarstone Ltd	8,122	85,850
Casella Waste Systems Inc ‘A’ *	16,068	627,616
CECO Environmental Corp *	9,332	43,580
Chart Industries Inc *	12,705	368,191
Chase Corp	2,570	211,485
CIRCOR International Inc *	6,390	74,316
Coda Octopus Group Inc *	1,494	8,381
Columbus McKinnon Corp	8,096	202,400
Comfort Systems USA Inc	12,804	467,986
Comtech Telecommunications Corp	8,429	112,021
Concrete Pumping Holdings Inc *	9,456	27,044
Construction Partners Inc ‘A’ *	6,547	110,579
Cornerstone Building Brands Inc *	15,703	71,606
Costamare Inc (Monaco)	18,538	83,792
Covanta Holding Corp	41,545	355,210
Covenant Transportation Group Inc ‘A’ *	4,815	41,746
CryoPort Inc *	11,133	190,040
CSW Industrials Inc	5,219	338,452
Daseke Inc *	13,325	18,655
DHT Holdings Inc	38,941	298,677
Diamond S Shipping Inc *	9,657	114,049
Digimarc Corp *	4,532	59,143
Dorian LPG Ltd *	9,775	85,140
Ducommun Inc *	3,903	96,990
DXP Enterprises Inc *	5,328	65,321
Dycom Industries Inc *	10,733	275,301
Eagle Bulk Shipping Inc *	16,082	29,752
Echo Global Logistics Inc *	9,521	162,619
EMCOR Group Inc	19,615	1,202,792
Encore Wire Corp	7,127	299,263
Energous Corp *	7,660	5,691
Energy Recovery Inc *	13,220	98,357
Enerpac Tool Group Corp	19,392	320,938
EnerSys	15,026	744,088
EnPro Industries Inc	7,276	287,984
ESCO Technologies Inc	8,921	677,193
Evoqua Water Technologies Corp *	26,736	299,711
Exponent Inc	18,153	1,305,382
Fabrinet * (Thailand)	12,812	699,023
FARO Technologies Inc *	6,098	271,361
Federal Signal Corp	20,929	570,943
Fitbit Inc ‘A’ *	81,456	542,497
Fluidigm Corp *	22,606	57,419
Forterra Inc *	6,093	36,436
Forward Air Corp	9,922	502,549
Franklin Electric Co Inc	16,237	765,250
GasLog Ltd (Monaco)	15,353	55,578
GATX Corp	12,295	769,175

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Genco Shipping & Trading Ltd	4,843	$31,092
Gencor Industries Inc *	3,028	31,794
Generac Holdings Inc *	21,482	2,001,478
General Finance Corp *	3,045	19,001
Gibraltar Industries Inc *	11,357	487,442
Golar LNG Ltd (Bermuda)	33,508	264,043
GoPro Inc ‘A’ *	45,700	119,734
Graham Corp	3,212	41,435
Granite Construction Inc	16,601	252,003
Great Lakes Dredge & Dock Corp *	21,390	177,537
Greif Inc ‘A’	9,118	283,479
Greif Inc ‘B’	2,103	84,246
Griffon Corp	12,802	161,945
Haynes International Inc	4,126	85,037
Heartland Express Inc	16,185	300,555
Helios Technologies Inc	10,289	390,159
Heritage-Crystal Clean Inc *	5,110	82,986
Hillenbrand Inc	26,021	497,261
Hub Group Inc ‘A’ *	11,378	517,358
Hurco Cos Inc	2,351	68,414
Hyster-Yale Materials Handling Inc	3,573	143,242
Ichor Holdings Ltd *	8,056	154,353
IES Holdings Inc *	2,931	51,732
II-VI Inc *	31,758	905,103
Insteel Industries Inc	6,598	87,424
International Seaways Inc	8,907	212,788
IntriCon Corp *	2,859	33,650
Iteris Inc *	12,150	38,880
Itron Inc *	12,060	673,310
JELD-WEN Holding Inc *	23,832	231,885
John Bean Technologies Corp	10,960	813,999
Kadant Inc	3,833	286,133
Kaman Corp	9,715	373,736
KBR Inc	49,894	1,031,808
KEMET Corp	20,023	483,756
Kennametal Inc	28,993	539,850
Kimball Electronics Inc *	8,862	96,773
Knowles Corp*	28,709	384,126
Kratos Defense & Security Solutions Inc *	31,758	439,531
Lawson Products Inc *	1,438	38,423
LB Foster Co ‘A’ *	3,423	42,308
Lindsay Corp	3,792	347,271
Louisiana-Pacific Corp	39,696	681,977
LSB Industries Inc *	6,186	12,991
Luxfer Holdings PLC (United Kingdom)	9,665	136,663
Lydall Inc *	5,602	36,189
Marten Transport Ltd	13,761	282,376
Masonite International Corp *	8,674	411,581
MasTec Inc *	21,140	691,912
Materion Corp	7,159	250,637
Matson Inc	14,938	457,402
Matthews International Corp ‘A’	10,778	260,720
Mayville Engineering Co Inc *	2,023	12,401
Mercury Systems Inc *	19,062	1,359,883
Mesa Laboratories Inc	1,397	315,848
Mistras Group Inc *	5,593	23,826
Moog Inc ‘A’	10,960	553,809
MSA Safety Inc	12,404	1,255,285
Mueller Industries Inc	19,514	467,165
Mueller Water Products Inc ‘A’	54,937	440,045
Myers Industries Inc	11,892	127,839
MYR Group Inc *	5,364	140,483
Napco Security Technologies Inc *	4,168	63,229
National Presto Industries Inc	1,786	126,467
NL Industries Inc	2,103	6,267
nLight Inc *	11,691	122,639
NN Inc *	13,940	24,116
Nordic American Tankers Ltd	49,353	223,569
Northwest Pipe Co *	3,331	74,115
Novanta Inc *	11,814	943,702
NV5 Global Inc*	3,646	150,543

	Shares	Value
NVE Corp	1,745	$90,792
Olympic Steel Inc	2,927	30,294
Omega Flex Inc	1,022	86,257
OSI Systems Inc *	5,936	409,109
Overseas Shipholding Group Inc ‘A’ *	23,426	53,177
PAM Transportation Services Inc *	685	21,064
Park Aerospace Corp	6,184	77,918
Park-Ohio Holdings Corp	2,776	52,577
Patrick Industries Inc	7,987	224,914
PGT Innovations Inc *	19,859	166,617
Plexus Corp *	10,162	554,439
Powell Industries Inc	2,969	76,214
Primoris Services Corp	15,563	247,452
Proto Labs Inc *	9,488	722,321
Pure Cycle Corp *	6,836	76,221
Radiant Logistics Inc *	12,971	50,198
Raven Industries Inc	12,656	268,687
RBC Bearings Inc *	8,522	961,196
Rexnord Corp	37,376	847,314
Roadrunner Transportation Systems Inc *	1,420	3,621
Ryerson Holding Corp *	4,645	24,711
Safe Bulkers Inc * (Greece)	16,949	20,169
Saia Inc *	9,126	671,126
Sanmina Corp *	24,105	657,584
Scorpio Bulkers Inc	18,777	47,506
Scorpio Tankers Inc (Monaco)	15,586	298,004
SEACOR Holdings Inc *	6,169	166,316
Select Interior Concepts Inc ‘A’ *	6,886	14,254
SFL Corp Ltd (Norway)	28,867	273,370
Simpson Manufacturing Co Inc	15,725	974,636
SMART Global Holdings Inc *	4,804	116,737
SPX Corp *	15,408	502,917
SPX FLOW Inc *	14,858	422,264
Standex International Corp	4,361	213,776
Sterling Construction Co Inc *	9,177	87,182
Stoneridge Inc *	9,235	154,686
Sturm Ruger & Co Inc	5,897	300,216
Summit Materials Inc ‘A’ *	40,125	601,875
Synalloy Corp *	2,651	23,143
Tech Data Corp *	12,489	1,634,186
Teekay Corp * (Bermuda)	22,751	71,893
Teekay Tankers Ltd ‘A’ * (Bermuda)	8,404	186,905
Tennant Co	6,307	365,491
Terex Corp	22,679	325,670
Tetra Tech Inc	19,174	1,354,068
The Eastern Co	1,965	38,318
The Gorman-Rupp Co	6,207	193,720
The Greenbrier Cos Inc	11,511	204,205
The Manitowoc Co Inc *	12,666	107,661
Tidewater Inc *	15,542	110,037
TimkenSteel Corp *	13,184	42,584
TopBuild Corp *	11,775	843,561
Transcat Inc *	2,471	65,482
Tredegar Corp	9,154	143,077
Trex Co Inc *	20,651	1,654,971
TriMas Corp *	15,727	363,294
Trinseo SA	13,898	251,693
Triumph Group Inc *	16,255	109,884
TTM Technologies Inc *	34,856	360,411
Tutor Perini Corp *	14,932	100,343
Twin Disc Inc *	2,952	20,605
UFP Technologies Inc *	2,401	91,454
Universal Forest Products Inc	20,928	778,312
Universal Logistics Holdings Inc	2,688	35,213
US Concrete Inc *	5,306	96,251
US Ecology Inc *	8,564	260,346
US Xpress Enterprises Inc ‘A’ *	6,549	21,874
Vicor Corp *	6,265	279,043
Vishay Intertechnology Inc	46,790	674,244
Vishay Precision Group Inc *	3,779	75,882
VSE Corp	2,945	48,269

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Watts Water Technologies Inc ‘A’	9,653	$817,126
Welbilt Inc *	45,748	234,687
Werner Enterprises Inc	15,926	577,477
Willis Lease Finance Corp *	973	25,882
WillScot Corp *	18,250	184,873
Worthington Industries Inc	13,630	357,788
Wrap Technologies Inc *	2,402	10,233
YRC Worldwide Inc *	11,164	18,756
ZAGG Inc *	8,387	26,084

		76,576,362

Technology - 10.6%

1Life Healthcare Inc *	6,827	123,910
3D Systems Corp *	40,641	313,342
ACI Worldwide Inc *	40,471	977,375
Adesto Technologies Corp *	9,668	108,185
Agilysys Inc *	7,428	124,048
Allscripts Healthcare Solutions Inc*	56,929	400,780
Alpha & Omega Semiconductor Ltd *	6,393	40,979
Altair Engineering Inc ‘A’ *	14,066	372,749
Ambarella Inc *	11,388	553,001
American Software Inc ‘A’	10,436	148,296
Amkor Technology Inc *	34,713	270,414
Appfolio Inc ‘A’ *	5,518	612,222
Appian Corp *	11,997	482,639
AstroNova Inc	2,177	16,894
Avaya Holdings Corp *	36,357	294,128
Avid Technology Inc *	9,332	62,804
Axcelis Technologies Inc *	11,108	203,387
AXT Inc *	11,327	36,360
Bandwidth Inc ‘A’ *	5,665	381,198
Benefitfocus Inc *	9,713	86,543
Blackbaud Inc	17,192	955,016
Blackline Inc *	15,198	799,567
Bottomline Technologies DE Inc *	15,231	558,216
Box Inc ‘A’ *	51,583	724,225
Brightcove Inc *	13,883	96,765
Brooks Automation Inc	25,446	776,103
Cabot Microelectronics Corp	10,178	1,161,717
Castlight Health Inc ‘B’ *	32,897	23,788
CEVA Inc *	7,640	190,465
Cirrus Logic Inc *	20,481	1,344,168
Cloudera Inc *	87,142	685,808
Cohu Inc	14,214	175,969
CommVault Systems Inc *	14,778	598,213
Computer Programs & Systems Inc	4,693	104,419
Conduent Inc *	63,334	155,168
Cornerstone OnDemand Inc *	20,048	636,524
CSG Systems International Inc	11,551	483,409
CTS Corp	11,350	282,501
Cubic Corp	11,010	454,823
Daily Journal Corp *	386	88,124
Diebold Nixdorf Inc *	27,452	96,631
Digi International Inc *	9,449	90,143
Digital Turbine Inc *	27,687	119,331
Diodes Inc *	14,623	594,206
Domo Inc ‘B’ *	6,675	66,350
Donnelley Financial Solutions Inc *	10,503	55,351
DSP Group Inc *	7,735	103,649
Ebix Inc	7,719	117,174
eGain Corp *	7,417	54,367
Envestnet Inc *	16,969	912,593
Everbridge Inc *	11,679	1,242,178
Evolent Health Inc ‘A’ *	26,239	142,478
Exela Technologies Inc *	15,284	3,133
ExlService Holdings Inc *	11,778	612,809
Five9 Inc *	21,016	1,606,883
ForeScout Technologies Inc *	15,257	481,969
FormFactor Inc *	26,499	532,365
Glu Mobile Inc *	40,894	257,223

	Shares	Value
GSI Technology Inc *	4,773	$33,220
GTY Technology Holding Inc *	14,669	66,304
Health Catalyst Inc *	6,709	175,440
Ideanomics Inc *	43,684	58,537
Immersion Corp *	10,184	54,586
Impinj Inc *	5,934	99,157
InnerWorkings Inc *	13,270	15,526
Inovalon Holdings Inc ‘A’ *	25,629	426,979
Inphi Corp *	15,800	1,250,886
Insight Enterprises Inc *	12,344	520,053
Inspired Entertainment Inc *	2,718	9,187
Intelligent Systems Corp *	2,518	85,587
j2 Global Inc *	16,396	1,227,241
Lattice Semiconductor Corp *	44,324	789,854
LivePerson Inc *	21,846	496,996
Lumentum Holdings Inc *	26,314	1,939,342
MACOM Technology Solutions Holdings Inc ‘H’ *	16,212	306,893
Majesco *	2,075	11,330
ManTech International Corp ‘A’	9,423	684,769
MAXIMUS Inc	22,346	1,300,537
MaxLinear Inc *	23,499	274,233
MicroStrategy Inc ‘A’ *	2,868	338,711
Mitek Systems Inc *	11,561	91,101
MobileIron Inc *	35,296	134,125
Model N Inc *	11,725	260,412
MTS Systems Corp	6,849	154,103
NetScout Systems Inc *	25,001	591,774
NextGen Healthcare Inc *	19,433	202,881
Omnicell Inc *	14,544	953,796
OneSpan Inc *	11,613	210,776
Onto Innovation Inc *	16,888	501,067
PAR Technology Corp *	3,692	47,479
Pareteum Corp *	35,067	14,448
Parsons Corp *	6,909	220,812
PDF Solutions Inc *	10,195	119,485
Perspecta Inc	49,197	897,353
Photronics Inc *	21,014	215,604
Phreesia Inc *	9,575	201,362
Phunware Inc *	9,031	6,096
Ping Identity Holding Corp *	5,021	100,520
Pitney Bowes Inc	60,192	122,792
PlayAGS Inc *	8,680	23,002
Power Integrations Inc	9,938	877,824
Progress Software Corp	15,818	506,176
PROS Holdings Inc *	11,765	365,068
QAD Inc ‘A’	4,044	161,477
Qualys Inc *	11,824	1,028,570
Rambus Inc *	38,835	431,068
Rapid7 Inc *	17,333	751,039
Rimini Street Inc *	6,302	25,775
SailPoint Technologies Holding Inc *	30,230	460,101
Schrodinger Inc *	4,900	211,288
Science Applications International Corp	20,368	1,520,064
SecureWorks Corp ‘A’ *	3,091	35,577
Semtech Corp *	23,169	868,837
Silicon Laboratories Inc *	15,108	1,290,374
Simulations Plus Inc	4,146	144,778
SiTime Corp *	1,726	37,575
Sprout Social Inc ‘A’ *	3,380	53,945
SPS Commerce Inc *	12,292	571,701
StarTek Inc *	5,184	19,492
Stratasys Ltd *	18,135	289,253
SVMK Inc *	30,608	413,514
Sykes Enterprises Inc *	13,448	364,710
Synaptics Inc *	12,059	697,854
Synchronoss Technologies Inc *	14,785	45,094
Tabula Rasa HealthCare Inc *	6,854	358,396
Tenable Holdings Inc *	13,412	293,186
TiVo Corp *	44,008	311,577
TTEC Holdings Inc	6,079	223,221

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Ultra Clean Holdings Inc *	13,873	$191,447
Unisys Corp *	16,135	199,267
Upland Software Inc *	8,015	214,962
Varonis Systems Inc *	10,564	672,610
Veeco Instruments Inc *	16,982	162,518
Verint Systems Inc *	23,380	1,005,340
Verra Mobility Corp *	44,888	320,500
Virtusa Corp *	10,144	288,090
Vocera Communications Inc *	11,021	234,086
Workiva Inc *	12,928	417,962
Xperi Corp	17,411	242,187
Yext Inc *	34,064	347,112
Zuora Inc ‘A’ *	31,327	252,182

		55,133,228

Utilities - 4.3%

ALLETE Inc	18,296	1,110,201
Ameresco Inc ‘A’ *	7,923	134,929
American States Water Co	12,881	1,052,893
Artesian Resources Corp ‘A’	2,801	104,701
Atlantic Power Corp *	33,255	71,166
Avista Corp	23,393	993,969
Black Hills Corp	21,499	1,376,581
California Water Service Group	16,885	849,653
Charah Solutions Inc *	2,646	4,525
Chesapeake Utilities Corp	5,595	479,548
Clearway Energy Inc ‘A’	11,826	203,052
Clearway Energy Inc ‘C’	28,303	532,096
Consolidated Water Co Ltd (Cayman)	5,100	83,640
El Paso Electric Co	14,264	969,381
Genie Energy Ltd ‘B’	4,660	33,459
Global Water Resources Inc	4,109	41,871
MGE Energy Inc	12,259	802,597
Middlesex Water Co	5,937	356,932
New Jersey Resources Corp	33,584	1,140,849
Northwest Natural Holding Co	10,630	656,403
NorthWestern Corp	17,833	1,066,948
ONE Gas Inc	18,386	1,537,437
Ormat Technologies Inc	13,946	943,586
Otter Tail Corp	13,820	614,437
PICO Holdings Inc *	6,704	52,157
PNM Resources Inc	27,995	1,063,810
Portland General Electric Co	31,569	1,513,418
RGC Resources Inc	2,592	74,987
SJW Group	9,228	533,102
South Jersey Industries Inc	32,554	813,850
Southwest Gas Holdings Inc	19,120	1,329,987
Spark Energy Inc ‘A’	3,905	24,484
Spire Inc	17,462	1,300,570
The York Water Co	4,577	198,916
Unitil Corp	5,022	262,751

		22,328,886

Total Common Stocks (Cost $605,757,428)		510,312,272

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $6,399,419; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $6,532,367)	$6,399,419	$6,399,419

Total Short-Term Investment (Cost $6,399,419)		6,399,419

TOTAL INVESTMENTS - 99.6% (Cost $612,159,192)		516,714,036

DERIVATIVES - 0.1%		371,770

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,573,977

NET ASSETS - 100.0%		$518,659,783

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	06/20	150	$8,235,230	$8,607,000	$371,770

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$2,345	$-	$2,345	$-
	Common Stocks	510,312,272	510,312,272	-	-
	Short-Term Investment	6,399,419	-	6,399,419	-
	Derivatives:
	Equity Contracts
	Futures	371,770	371,770	-	-

	Total	$517,085,806	$510,684,042	$6,401,764	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%

Basic Materials - 1.5%

Carpenter Technology Corp	91,002	$1,774,539
Orion Engineered Carbons SA * (Luxembourg)	196,673	1,467,181

		3,241,720

Communications - 4.2%

A10 Networks Inc *	447,502	2,778,987
Casa Systems Inc *	642,956	2,250,346
Criteo SA ADR * (France)	206,921	1,645,022
Extreme Networks Inc *	411,664	1,272,042
Houghton Mifflin Harcourt Co *	450,328	846,617

		8,793,014

Consumer, Cyclical - 11.9%

BMC Stock Holdings Inc *	29,003	514,223
Callaway Golf Co	209,393	2,139,997
Citi Trends Inc	135,626	1,207,071
Cooper-Standard Holdings Inc *	18,296	187,900
Dana Inc	197,861	1,545,294
El Pollo Loco Holdings Inc *	287,604	2,430,254
Knoll Inc	101,286	1,045,272
Malibu Boats Inc ‘A’ *	46,868	1,349,330
Papa John’s International Inc	75,651	4,037,494
Regis Corp *	229,333	1,355,358
REV Group Inc	120,382	501,993
Ruth’s Hospitality Group Inc *	104,105	695,421
Signet Jewelers Ltd (NYSE) *	79,331	511,685
Skechers U.S.A. Inc ‘A’ *	51,808	1,229,922
SkyWest Inc	70,096	1,835,814
Spartan Motors Inc	158,310	2,043,782
Taylor Morrison Home Corp *	190,398	2,094,378

		24,725,188

Consumer, Non-Cyclical - 9.7%

Fresh Del Monte Produce Inc	91,008	2,512,731
ICON PLC * (Ireland)	21,298	2,896,528
Molina Healthcare Inc *	25,073	3,502,949
Nomad Foods Ltd * (United Kingdom)	239,125	4,438,160
Primo Water Corp	275,272	2,493,964
The Hain Celestial Group Inc *	149,462	3,881,528
Viad Corp	20,632	438,017

		20,163,877

Energy - 2.4%

Dril-Quip Inc *	76,695	2,339,197
Helix Energy Solutions Group Inc *	303,321	497,446
MRC Global Inc *	198,955	847,548
Oil States International Inc *	203,292	412,683
Patterson-UTI Energy Inc	207,213	486,951
RPC Inc	208,831	430,192

		5,014,017

Financial - 36.4%

1st Source Corp	59,273	1,922,223
Armada Hoffler Properties Inc REIT	146,833	1,571,113
Associated Banc-Corp	188,503	2,410,953
Bank of Marin Bancorp	44,838	1,345,140
BankUnited Inc	128,553	2,403,941
Carter Bank & Trust	174,520	1,602,094
City Office REIT Inc	272,836	1,972,604
Cousins Properties Inc REIT	106,741	3,124,309
Easterly Government Properties Inc REIT	120,566	2,970,746
Empire State Realty Trust Inc ‘A’ REIT	55,480	497,101

	Shares	Value
Essent Group Ltd	78,527	$2,068,401
First American Financial Corp	52,193	2,213,505
Harborone Bancorp Inc *	283,703	2,136,284
Heritage Financial Corp	147,496	2,949,920
IBERIABANK Corp	61,077	2,208,544
Independence Realty Trust Inc REIT	310,793	2,778,489
Independent Bank Group Inc	72,604	1,719,263
Kemper Corp	49,883	3,709,799
National Storage Affiliates Trust REIT	133,363	3,947,545
Opus Bank	116,592	2,020,539
Physicians Realty Trust REIT	157,810	2,199,871
RLJ Lodging Trust REIT	183,320	1,415,230
Sandy Spring Bancorp Inc	99,899	2,261,713
Selective Insurance Group Inc	45,321	2,252,454
STAG Industrial Inc REIT	158,578	3,571,177
State Auto Financial Corp	57,369	1,594,285
Sterling Bancorp	156,248	1,632,792
Synovus Financial Corp	103,783	1,822,429
Texas Capital Bancshares Inc *	61,969	1,373,853
TriCo Bancshares	83,947	2,503,300
Umpqua Holdings Corp	243,334	2,652,341
Webster Financial Corp	84,809	1,942,126
WSFS Financial Corp	104,767	2,610,794
Zions Bancorp NA	82,262	2,201,331

		75,606,209

Industrial - 14.6%

AAR Corp	90,779	1,612,235
Belden Inc	84,391	3,044,827
Cactus Inc ‘A’	24,822	287,935
Covenant Transportation Group Inc ‘A’ *	77,739	673,997
EnerSys	48,478	2,400,631
Graphic Packaging Holding Co	115,340	1,407,148
Hub Group Inc ‘A’ *	67,890	3,086,958
KEMET Corp	51,320	1,239,891
Kennametal Inc	136,801	2,547,235
Masonite International Corp *	55,099	2,614,448
Primoris Services Corp	141,843	2,255,304
Regal Beloit Corp	37,357	2,351,623
Terex Corp	96,306	1,382,954
Trinseo SA	64,780	1,173,166
TTM Technologies Inc *	237,633	2,457,125
Tutor Perini Corp *	149,757	1,006,367
Vishay Intertechnology Inc	54,539	785,907

		30,327,751

Technology - 13.0%

CommVault Systems Inc *	94,805	3,837,706
CSG Systems International Inc	12,922	540,786
Kulicke & Soffa Industries Inc (Singapore)	174,098	3,633,425
MagnaChip Semiconductor Corp * (South Korea)	231,507	2,558,152
MaxLinear Inc *	186,675	2,178,497
NCR Corp *	124,613	2,205,650
NetScout Systems Inc *	152,977	3,620,966
Onto Innovation Inc *	18,947	562,158
Unisys Corp *	239,132	2,953,280
Verint Systems Inc *	72,927	3,135,861
WNS Holdings Ltd ADR * (India)	42,141	1,811,220

		27,037,701

Utilities - 2.9%

Black Hills Corp	44,418	2,844,085
PNM Resources Inc	75,403	2,865,314

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Portland General Electric Co	6,750	$323,595

		6,032,994

Total Common Stocks (Cost $299,969,109)		200,942,471

	Principal Amount

SHORT-TERM INVESTMENT - 3.6%

Repurchase Agreement - 3.6%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $7,488,135; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $7,639,548)	$7,488,135	7,488,135

Total Short-Term Investment (Cost $7,488,135)		7,488,135

TOTAL INVESTMENTS - 100.2% (Cost $307,457,244)		208,430,606

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(491,193)

NET ASSETS - 100.0%		$207,939,413

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$200,942,471	$200,942,471	$-	$-
	Short-Term Investment	7,488,135	-	7,488,135	-

	Total	$208,430,606	$200,942,471	$7,488,135	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

Media General Inc - Contingent Value Rights * ~ Ω ±	337,364	$-

Total Rights (Cost $0)		-

COMMON STOCKS - 95.7%

Basic Materials - 0.1%
AdvanSix Inc *	102,730	980,044

Communications - 7.5%

Booking Holdings Inc *	5,984	8,050,395
Charter Communications Inc ‘A’ *	20,846	9,095,318
Cisco Systems Inc	208,536	8,197,550
CommScope Holding Co Inc *	526,950	4,800,514
Discovery Inc ‘C’ *	198,757	3,486,198
DISH Network Corp ‘A’ *	235,836	4,714,362
Entercom Communications Corp ‘A’	667,070	1,140,690
Nexstar Media Group Inc ‘A’	84,131	4,856,883
Verizon Communications Inc	314,176	16,880,676
ViacomCBS Inc ‘B’	221,131	3,098,045

		64,320,631

Consumer, Cyclical - 6.8%

AutoZone Inc *	11,871	10,042,866
Best Buy Co Inc	84,301	4,805,157
Brinker International Inc	139,067	1,670,195
Columbia Sportswear Co	65,608	4,577,470
Delta Air Lines Inc *	273,852	7,812,998
Kohl’s Corp	188,923	2,756,387
Newell Brands Inc	264,180	3,508,310
Nordstrom Inc *	187,728	2,879,748
Southwest Airlines Co	106,233	3,782,957
The Gap Inc	264,247	1,860,299
The Home Depot Inc	30,912	5,771,579
Walgreens Boots Alliance Inc	203,210	9,296,857

		58,764,823

Consumer, Non-Cyclical - 16.0%

AbbVie Inc	116,601	8,883,830
Allergan PLC	52,244	9,252,412
AmerisourceBergen Corp	74,867	6,625,730
Bristol-Myers Squibb Co	291,182	16,230,485
Coty Inc ‘A’	474,432	2,448,069
HCA Healthcare Inc	45,637	4,100,484
Johnson & Johnson	132,995	17,439,634
Keurig Dr Pepper Inc	167,075	4,054,910
Medtronic PLC	84,911	7,657,274
Merck & Co Inc	165,217	12,711,796
Pfizer Inc	492,634	16,079,574
Post Holdings Inc *	93,375	7,747,324
The Procter & Gamble Co	128,799	14,167,890
UnitedHealth Group Inc	40,150	10,012,607

		137,412,019

Energy - 7.9%

Cabot Oil & Gas Corp	279,134	4,798,313
Chevron Corp	184,959	13,402,129
ConocoPhillips	319,738	9,847,930
Diamondback Energy Inc	117,820	3,086,884

	Shares	Value
EQT Corp *	472,951	$3,343,764
Equitrans Midstream Corp	505,694	2,543,641
Kinder Morgan Inc	512,419	7,132,872
Marathon Petroleum Corp	225,119	5,317,311
Murphy USA Inc *	56,449	4,762,038
PBF Energy Inc ‘A’ *	201,645	1,427,647
Phillips 66	103,507	5,553,150
The Williams Cos Inc	503,824	7,129,110

		68,344,789

Financial - 36.3%

Alleghany Corp	7,350	4,059,773
American Express Co	101,265	8,669,297
American Homes 4 Rent ‘A’ REIT	229,561	5,325,815
American International Group Inc	202,037	4,899,397
Bank of America Corp	1,423,812	30,227,529
Berkshire Hathaway Inc ‘B’ *	91,808	16,785,257
Brixmor Property Group Inc REIT	365,631	3,473,495
Capital One Financial Corp	243,935	12,299,203
CBRE Group Inc ‘A’ *	199,110	7,508,438
Chubb Ltd	64,780	7,235,278
Citigroup Inc	217,676	9,168,513
Citizens Financial Group Inc	355,993	6,696,228
EastGroup Properties Inc REIT	27,308	2,853,140
Fairfax Financial Holdings Ltd (Canada)	14,185	4,354,228
Federal Realty Investment Trust REIT	56,235	4,195,693
Fifth Third Bancorp	224,177	3,329,028
First Republic Bank	59,143	4,866,286
Invesco Ltd	201,568	1,830,237
Kimco Realty Corp REIT	313,122	3,027,890
Loews Corp	465,724	16,221,167
M&T Bank Corp	83,632	8,650,058
Marsh & McLennan Cos Inc	65,156	5,633,388
Mid-America Apartment Communities Inc REIT	71,748	7,392,196
Morgan Stanley	350,314	11,910,676
Northern Trust Corp	79,861	6,026,311
Outfront Media Inc REIT	301,670	4,066,512
Prudential Financial Inc	41,737	2,176,167
Public Storage REIT	60,034	11,923,353
Rayonier Inc REIT	268,811	6,330,499
T Rowe Price Group Inc	112,293	10,965,411
The Charles Schwab Corp	292,056	9,818,923
The Hartford Financial Services Group Inc	169,130	5,960,141
The PNC Financial Services Group Inc	171,327	16,399,420
The Travelers Cos Inc	134,913	13,403,607
Truist Financial Corp	297,580	9,177,367
US Bancorp	236,314	8,141,017
Wells Fargo & Co	488,637	14,023,882
Weyerhaeuser Co REIT	180,158	3,053,678

		312,078,498

Industrial - 11.2%

Arrow Electronics Inc *	82,326	4,270,250
Ball Corp	146,905	9,498,877
Carlisle Cos Inc	43,064	5,395,058
Dover Corp	102,097	8,570,022
Energizer Holdings Inc	183,738	5,558,075
General Dynamics Corp	29,211	3,864,907
Graphic Packaging Holding Co	490,795	5,987,699
Honeywell International Inc	69,700	9,325,163
Illinois Tool Works Inc	50,321	7,151,621
ITT Inc	19,500	884,520
Martin Marietta Materials Inc	54,084	10,234,315
Packaging Corp of America	85,049	7,384,805
The Middleby Corp *	61,672	3,507,903
United Technologies Corp	96,895	9,140,105
Westrock Co	195,856	5,534,891

		96,308,211

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Technology - 3.2%

Analog Devices Inc	87,212	$7,818,556
Hewlett Packard Enterprise Co	181,461	1,761,986
Microsoft Corp	44,350	6,994,439
QUALCOMM Inc	28,953	1,958,670
Texas Instruments Inc	92,991	9,292,591

		27,826,242

Utilities - 6.7%

American Electric Power Co Inc	184,628	14,766,547
Duke Energy Corp	75,424	6,100,293
Edison International	90,648	4,966,604
Entergy Corp	52,414	4,925,344
NextEra Energy Inc	59,427	14,299,325
Xcel Energy Inc	214,866	12,956,420

		58,014,533

Total Common Stocks (Cost $906,992,269)		824,049,790

	Principal Amount

SHORT-TERM INVESTMENT - 4.0%

Repurchase Agreement - 4.0%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $34,507,158; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $35,198,284)	$34,507,158	34,507,158

Total Short-Term Investment (Cost $34,507,158)		34,507,158

TOTAL INVESTMENTS - 99.7% (Cost $941,499,427)		858,556,948

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,401,685

NET ASSETS - 100.0%		$860,958,633

Note to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$824,049,790	$824,049,790	$-	$-
	Short-Term Investment	34,507,158	-	34,507,158	-

	Total	$858,556,948	$824,049,790	$34,507,158	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 2.1%

Brazil - 2.1%

Itau Unibanco Holding SA ADR	2,492,693	$11,192,192
Lojas Americanas SA	3,832,629	13,276,750

		24,468,942

India - 0.0%

Zee Entertainment Enterprises Ltd (India) 6.000% due 03/05/22 *	6,640,063	258,927

Total Preferred Stocks (Cost $34,561,879)		24,727,869

COMMON STOCKS - 93.2%

Argentina - 0.1%

MercadoLibre Inc *	2,070	1,011,361

Brazil - 4.8%
Ambev SA	2,852,551	6,543,832
Ambev SA ADR	607,393	1,397,004
Atacadao SA	2,699,800	10,718,977
B3 SA - Brasil Bolsa Balcao	1,322,012	9,133,818
Pagseguro Digital Ltd ‘A’ *	532,922	10,301,382
StoneCo Ltd ‘A’ *	181,633	3,954,150
Vale SA ADR	1,735,914	14,390,727

		56,439,890

Chile - 0.7%

SACI Falabella	3,561,217	7,827,091

China - 31.8%

Alibaba Group Holding Ltd ADR *	322,606	62,740,415
Baozun Inc ADR *	206,852	5,779,445
Budweiser Brewing Co APAC Ltd * ~	7,793,200	20,041,986
China International Capital Corp Ltd ‘H’ * ~	3,355,200	5,369,955
Hansoh Pharmaceutical Group Co Ltd * ~	1,056,000	3,528,592
Huazhu Group Ltd ADR	1,107,823	31,827,755
Innovent Biologics Inc * ~	1,609,000	6,713,803
Jiangsu Hengrui Medicine Co Ltd ‘A’	2,862,026	36,737,929
Meituan Dianping ‘B’ *	1,305,600	15,564,378
OneConnect Financial Technology Co Ltd ADR *	502,209	5,097,421
Ping An Insurance Group Co of China Ltd ‘A’	1,882,437	18,217,854
Shanghai Junshi Biosciences Co Ltd ‘H’ * ~	248,800	921,609
Tencent Holdings Ltd	1,704,425	84,245,627
Wuxi Biologics Cayman Inc * ~	488,000	6,230,212
Yum China Holdings Inc	902,556	38,475,962
ZTO Express Cayman Inc ADR *	1,228,928	32,542,013

		374,034,956

Colombia - 0.4%

Grupo Aval Acciones y Valores SA ADR	981,176	4,297,551

Egypt - 0.5%

Commercial International Bank Egypt SAE	1,708,573	6,336,413

France - 6.4%

Kering SA	144,178	75,176,213

	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	1,122	$411,495

		75,587,708

Hong Kong - 5.9%

AIA Group Ltd	6,233,618	55,819,765
Hutchison China MediTech Ltd ADR *	113,080	2,018,478
Jardine Strategic Holdings Ltd (XSES)	500,351	11,182,170

		69,020,413

India - 9.6%

Housing Development Finance Corp Ltd	2,055,379	44,364,013
Kotak Mahindra Bank Ltd	2,045,916	34,921,347
Oberoi Realty Ltd	778,924	3,418,721
Tata Consultancy Services Ltd	1,040,127	25,022,389
Zee Entertainment Enterprises Ltd	3,152,389	5,130,192

		112,856,662

Indonesia - 1.0%

P.T. Bank Central Asia Tbk	4,182,400	7,047,003
P.T. Indocement Tunggal Prakarsa Tbk	3,668,381	2,793,806
P.T. Semen Indonesia Persero Tbk	3,478,700	1,615,950

		11,456,759

Italy - 2.0%

Brunello Cucinelli SPA	1,386	41,969
Moncler SPA	309,186	11,235,409
PRADA SPA	4,345,800	12,585,471

		23,862,849

Mexico - 6.4%

Alsea SAB de CV *	2,573,785	1,646,962
America Movil SAB de CV ‘L’ ADR	668,983	7,880,620
Fomento Economico Mexicano SAB de CV	4,652,709	28,089,829
Fomento Economico Mexicano SAB de CV ADR	116,568	7,053,530
Grupo Aeroportuario del Sureste SAB de CV ‘B’	461,052	4,341,051
Grupo Financiero Banorte SAB de CV ‘O’	1,795,579	4,919,913
Grupo Financiero Inbursa SAB de CV ‘O’	7,255,687	5,211,799
Grupo Mexico SAB de CV ‘B’	8,850,671	16,319,037

		75,462,741

Peru - 1.7%

Credicorp Ltd	139,570	19,968,280

Philippines - 2.3%

Ayala Land Inc	14,563,000	8,593,696
SM Investments Corp	974,594	15,590,704
SM Prime Holdings Inc	4,630,687	2,571,624

		26,756,024

Russia - 8.1%

LUKOIL PJSC ADR (OTC)	386	22,836
LUKOIL PJSC ADR (SEAQ)	92,511	5,451,831
MMC Norilsk Nickel PJSC	11,910	2,886,723
MMC Norilsk Nickel PJSC ADR	161,793	4,007,354
Novatek PJSC GDR (LI)	342,821	39,123,355
Polyus PJSC GDR ~	48,831	3,324,043
Sberbank of Russia PJSC	9,825,465	22,812,352
Yandex NV ‘A’ *	519,387	17,685,127

		95,313,621

South Africa - 1.5%

FirstRand Ltd	7,631,170	17,125,339

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
South Korea - 2.2%

Amorepacific Corp	43,470	$5,961,351
AMOREPACIFIC Group	57,818	2,609,906
Samsung Biologics Co Ltd * ~	45,492	17,830,613

		26,401,870

Switzerland - 0.1%

Glencore PLC	756,772	1,145,410

Taiwan - 6.2%

Taiwan Semiconductor Manufacturing Co Ltd	8,134,376	73,228,182

Turkey - 1.5%

Akbank T.A.S. *	7,967,511	6,690,222
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,373,387	3,558,502
BIM Birlesik Magazalar AS	497,949	3,776,077
Turkiye Garanti Bankasi AS *	3,402,154	4,172,526

		18,197,327

Total Common Stocks (Cost $1,117,708,759)		1,096,330,447

	Principal Amount

SHORT-TERM INVESTMENT - 4.5%

Repurchase Agreement - 4.5%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $53,529,886; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $54,604,144)	$53,529,886	53,529,886

Total Short-Term Investment (Cost $53,529,886)		53,529,886

TOTAL INVESTMENTS - 99.8% (Cost $1,205,800,524)		1,174,588,202

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,729,727

NET ASSETS - 100.0%		$1,177,317,929

Notes to Schedule of Investments

(a)	As of March 31, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	25.7%
Consumer, Cyclical	18.6%
Communications	17.0%
Consumer, Non-Cyclical	14.3%
Technology	8.8%
Short-Term Investment	4.5%
Energy	3.8%
Basic Materials	3.6%
Industrial	3.5%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$24,727,869	$24,727,869	$-	$-
	Common Stocks
	Argentina	1,011,361	1,011,361	-	-
	Brazil	56,439,890	56,439,890	-	-
	Chile	7,827,091	-	7,827,091	-
	China	374,034,956	176,463,011	197,571,945	-
	Colombia	4,297,551	4,297,551	-	-
	Egypt	6,336,413	-	6,336,413	-
	France	75,587,708	-	75,587,708	-
	Hong Kong	69,020,413	2,018,478	67,001,935	-
	India	112,856,662	-	112,856,662	-
	Indonesia	11,456,759	-	11,456,759	-
	Italy	23,862,849	-	23,862,849	-
	Mexico	75,462,741	75,462,741	-	-
	Peru	19,968,280	19,968,280	-	-
	Philippines	26,756,024	-	26,756,024	-
	Russia	95,313,621	32,828,585	62,485,036	-
	South Africa	17,125,339	-	17,125,339	-
	South Korea	26,401,870	-	26,401,870	-
	Switzerland	1,145,410	-	1,145,410	-
	Taiwan	73,228,182	-	73,228,182	-
	Turkey	18,197,327	3,776,077	14,421,250	-

	Total Common Stocks	1,096,330,447	372,265,974	724,064,473	-

	Short-Term Investment	53,529,886	-	53,529,886	-

	Total	$1,174,588,202	$396,993,843	$777,594,359	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INTERNATIONAL EQUITY INCOME PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Germany - 0.5%

Bayerische Motoren Werke AG	4,242	$179,883
Porsche Automobil Holding SE	10,580	442,248
Volkswagen AG	12,998	1,497,325

		2,119,456

Total Preferred Stocks (Cost $3,477,789)		2,119,456

COMMON STOCKS - 98.9%

Australia - 7.8%

AGL Energy Ltd	38,017	397,861
Alumina Ltd	276,240	247,565
APA Group >>	67,109	425,857
Aurizon Holdings Ltd	229,126	593,796
AusNet Services	142,084	149,189
Australia & New Zealand Banking Group Ltd	123,811	1,298,455
Bendigo & Adelaide Bank Ltd	20,527	78,862
BHP Group Ltd	310,340	5,629,973
BHP Group PLC	194,133	3,012,876
Boral Ltd	135,960	170,770
CIMIC Group Ltd	9,935	140,712
Commonwealth Bank of Australia	78,516	2,962,410
Crown Resorts Ltd	47,393	219,938
Harvey Norman Holdings Ltd	81,739	150,086
Insurance Australia Group Ltd	95,026	358,538
Macquarie Group Ltd	9,288	494,660
Medibank Pvt Ltd	122,102	200,798
Mirvac Group REIT	225,325	286,274
National Australia Bank Ltd	126,619	1,298,842
Qantas Airways Ltd	78,548	152,823
Rio Tinto Ltd	42,876	2,208,949
Rio Tinto PLC	109,933	5,039,576
Scentre Group REIT	310,726	297,621
South32 Ltd	553,247	610,734
Stockland REIT	140,659	216,293
Suncorp Group Ltd	54,563	303,003
Sydney Airport >>	127,677	441,137
Tabcorp Holdings Ltd	228,151	353,086
The GPT Group REIT	113,764	252,744
Vicinity Centres REIT	190,832	119,373
Westpac Banking Corp	152,327	1,564,520
Woodside Petroleum Ltd	105,341	1,168,913

		30,846,234

Austria - 0.3%

ANDRITZ AG	7,551	236,571
Erste Group Bank AG	11,401	208,726
OMV AG	9,081	248,518
Raiffeisen Bank International AG	5,468	78,653
voestalpine AG	11,180	225,574

		998,042

Belgium - 0.8%

Ageas	8,096	337,377
Anheuser-Busch InBev SA/NV	30,665	1,354,468
Groupe Bruxelles Lambert SA	2,386	187,733
KBC Group NV	11,316	513,465
Proximus SADP	8,950	205,532
Solvay SA	9,002	648,751

		3,247,326

	Shares	Value
Chile - 0.1%

Antofagasta PLC	28,946	$276,447

China - 0.1%

BOC Hong Kong Holdings Ltd	145,561	399,568

Colombia - 0.0%

Millicom International Cellular SA SDR	6,254	173,758

Denmark - 2.3%

AP Moller - Maersk AS ‘A’	276	226,685
AP Moller - Maersk AS ‘B’	482	427,228
Carlsberg AS ‘B’	7,767	874,407
Chr Hansen Holding AS	7,442	549,165
Danske Bank AS	21,813	242,765
H Lundbeck AS	5,092	149,513
ISS AS	13,188	180,419
Novo Nordisk AS ‘B’	103,113	6,157,500
Pandora AS	9,762	313,664
Tryg AS	3,948	96,093

		9,217,439

Finland - 1.4%

Fortum OYJ	22,062	320,937
Kone OYJ ‘B’	23,504	1,316,240
Nokian Renkaat OYJ	12,970	309,698
Nordea Bank Abp	158,875	893,737
Sampo OYJ ‘A’	17,147	494,670
Stora Enso OYJ ‘R’	54,086	540,797
UPM-Kymmene OYJ	48,548	1,323,754
Wartsila OYJ Abp	41,199	300,853

		5,500,686

France - 9.0%

Amundi SA ~	1,795	103,858
Atos SE	9,439	628,875
AXA SA	75,691	1,281,595
BNP Paribas SA	43,991	1,284,327
Bouygues SA	21,948	636,956
Casino Guichard Perrachon SA *	5,352	204,821
Cie de Saint-Gobain	47,892	1,149,189
Cie Generale des Etablissements Michelin SCA	17,104	1,498,050
CNP Assurances	6,655	64,438
Covivio REIT	2,342	131,528
Credit Agricole SA	44,132	312,273
Danone SA	56,253	3,600,090
Engie SA	90,624	928,030
Eutelsat Communications SA	16,176	168,152
Gecina SA REIT	2,180	286,865
ICADE REIT	1,744	136,884
Ingenico Group SA	5,728	598,744
Klepierre SA REIT	10,180	194,047
Natixis SA	41,774	133,018
Orange SA	97,554	1,181,131
Peugeot SA	61,614	802,170
Publicis Groupe SA	18,316	523,451
Renault SA	19,806	376,407
Sanofi	84,259	7,294,705
SCOR SE	6,039	132,865
Societe Generale SA	30,410	498,181
Sodexo SA	7,616	511,454
Suez	16,623	168,879
TOTAL SA	149,598	5,636,669
Unibail-Rodamco-Westfield REIT	6,945	398,132
Valeo SA	25,104	408,587

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INTERNATIONAL EQUITY INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Veolia Environnement SA	25,814	$545,214
Vinci SA	44,191	3,610,813

		35,430,398

Germany - 7.7%

Allianz SE	11,340	1,931,173
Aroundtown SA	42,726	213,863
BASF SE	63,883	2,986,014
Bayer AG	64,926	3,720,159
Bayerische Motoren Werke AG	24,129	1,231,766
Continental AG	7,947	566,607
Covestro AG ~	12,735	386,484
Daimler AG	64,414	1,923,670
Deutsche Lufthansa AG	18,967	177,401
Deutsche Post AG	72,426	1,941,639
Deutsche Telekom AG	117,545	1,518,143
E.ON SE	77,130	791,174
Evonik Industries AG	14,529	303,412
Fraport AG Frankfurt Airport Services Worldwide	2,695	108,487
GEA Group AG	10,482	216,534
Hannover Rueck SE	1,698	239,767
HeidelbergCement AG	10,512	449,105
HOCHTIEF AG	1,551	101,838
METRO AG	11,923	101,550
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,758	755,622
SAP SE	43,690	4,877,897
Siemens AG	51,268	4,292,926
Telefonica Deutschland Holding AG	38,649	94,887
TUI AG	43,853	191,947
Uniper SE	7,337	180,220
Volkswagen AG	2,351	308,446
Vonovia SE	17,659	878,420

		30,489,151

Hong Kong - 2.0%

ASM Pacific Technology Ltd	31,276	290,001
CK Asset Holdings Ltd	136,284	739,434
CK Infrastructure Holdings Ltd	37,631	199,214
CLP Holdings Ltd	86,691	794,090
Dairy Farm International Holdings Ltd	38,100	175,240
Hang Lung Properties Ltd	108,143	218,075
Hang Seng Bank Ltd	31,404	535,038
Henderson Land Development Co Ltd	83,730	316,908
HK Electric Investments & HK Electric Investments Ltd >>	161,289	154,849
HKT Trust & HKT Ltd >>	191,713	260,739
Hongkong Land Holdings Ltd	61,100	228,597
Kerry Properties Ltd	36,821	96,287
Link REIT REIT	110,978	935,375
New World Development Co Ltd	331,690	353,673
NWS Holdings Ltd	148,711	151,549
PCCW Ltd	248,418	136,224
Power Assets Holdings Ltd	73,567	436,417
Sino Land Co Ltd	165,358	208,113
Sun Hung Kai Properties Ltd	84,819	1,108,926
Swire Pacific Ltd ‘A’	25,314	161,142
Swire Properties Ltd	56,341	157,402
Wharf Real Estate Investment Co Ltd	60,635	247,326
Yue Yuen Industrial Holdings Ltd	78,206	119,507

		8,024,126

Ireland - 0.4%

AIB Group PLC *	12,740	14,126
Bank of Ireland Group PLC	20,820	38,810
CRH PLC	36,716	992,909
Flutter Entertainment PLC *	3,735	335,975

	Shares	Value
Smurfit Kappa Group PLC	11,018	$312,120

		1,693,940

Israel - 0.4%

Azrieli Group Ltd	2,853	163,122
Bank Hapoalim BM	19,641	117,686
Bank Leumi Le-Israel BM	75,804	417,980
Isracard Ltd	971	2,606
Israel Chemicals Ltd	175,858	560,085
Israel Discount Bank Ltd ‘A’	30,608	89,249
Mizrahi Tefahot Bank Ltd	2,079	38,266

		1,388,994

Italy - 1.7%

Assicurazioni Generali SPA	30,455	412,506
Atlantia SPA	36,709	456,016
Enel SPA	279,567	1,928,409
Eni SPA	178,257	1,771,423
Intesa Sanpaolo SPA	399,407	646,264
Mediobanca Banca di Credito Finanziario SPA	17,417	94,978
Pirelli & C SPA ~	25,840	91,169
Poste Italiane SPA ~	13,380	112,617
Snam SPA	152,849	698,565
Telecom Italia SPA	216,661	84,649
Terna Rete Elettrica Nazionale SPA	52,294	328,713

		6,625,309

Japan - 27.5%

ABC-Mart Inc	3,000	150,145
AEON Financial Service Co Ltd	3,700	39,531
Aeon Mall Co Ltd	4,100	51,748
AGC Inc	16,600	404,500
Air Water Inc	16,800	230,073
Aisin Seiki Co Ltd	15,200	372,266
Alfresa Holdings Corp	17,100	318,257
Alps Alpine Co Ltd	19,900	191,749
Amada Holdings Co Ltd	31,600	247,678
ANA Holdings Inc	10,300	250,947
Aozora Bank Ltd	4,900	93,513
Asahi Kasei Corp	116,600	816,995
Astellas Pharma Inc	175,400	2,702,451
Bridgestone Corp	53,700	1,643,789
Brother Industries Ltd	20,700	313,532
Canon Inc	92,200	2,003,591
Casio Computer Co Ltd	19,700	275,628
Chubu Electric Power Co Inc	30,500	430,452
Concordia Financial Group Ltd	45,200	131,560
Credit Saison Co Ltd	4,200	48,727
Dai Nippon Printing Co Ltd	22,700	482,400
Dai-ichi Life Holdings Inc	38,200	453,630
Daicel Corp	26,100	189,879
Daito Trust Construction Co Ltd	3,300	306,449
Daiwa House Industry Co Ltd	25,900	639,919
Daiwa House REIT Investment Corp REIT	86	210,780
Daiwa Securities Group Inc	38,900	150,321
Denso Corp	40,500	1,294,155
Dentsu Group Inc	9,800	189,355
Electric Power Development Co Ltd	7,800	156,326
FUJIFILM Holdings Corp	33,600	1,655,793
Fujitsu Ltd	18,600	1,675,278
Fukuoka Financial Group Inc	6,400	84,425
Hino Motors Ltd	24,600	131,196
Hirose Electric Co Ltd	2,900	298,969
Hitachi Construction Machinery Co Ltd	10,400	208,582
Hitachi High-Technologies Corp	6,400	472,781
Hitachi Ltd	90,100	2,588,248
Honda Motor Co Ltd	152,300	3,407,930
Hulic Co Ltd	14,100	142,693
Idemitsu Kosan Co Ltd	18,000	410,826

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INTERNATIONAL EQUITY INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
IHI Corp	13,900	$161,875
Iida Group Holdings Co Ltd	13,500	186,585
Inpex Corp	93,900	526,785
Isuzu Motors Ltd	51,900	343,468
ITOCHU Corp	126,900	2,626,146
J Front Retailing Co Ltd	24,100	198,906
Japan Airlines Co Ltd	11,000	202,152
Japan Exchange Group Inc	12,500	219,361
Japan Post Bank Co Ltd	16,700	154,226
Japan Post Holdings Co Ltd	55,100	431,026
Japan Post Insurance Co Ltd	7,100	87,721
Japan Prime Realty Investment Corp REIT	35	105,745
Japan Real Estate Investment Corp REIT	59	346,819
Japan Retail Fund Investment Corp REIT	130	147,780
Japan Tobacco Inc	110,700	2,047,583
JSR Corp	17,500	319,855
JTEKT Corp	20,800	140,483
JXTG Holdings Inc	295,400	1,006,542
Kajima Corp	41,900	428,282
Kawasaki Heavy Industries Ltd	13,300	191,359
KDDI Corp	81,600	2,410,348
Kirin Holdings Co Ltd	74,700	1,475,343
Komatsu Ltd	85,400	1,382,064
Konica Minolta Inc	42,300	170,421
Kuraray Co Ltd	29,800	299,830
Kyocera Corp	30,100	1,776,224
Kyushu Electric Power Co Inc	19,200	153,989
Kyushu Railway Co	15,100	433,754
Lawson Inc	5,900	323,850
LIXIL Group Corp	26,000	320,351
Marubeni Corp	144,900	719,148
Marui Group Co Ltd	17,300	289,407
Maruichi Steel Tube Ltd	5,500	131,725
Mazda Motor Corp	52,900	279,357
Mebuki Financial Group Inc	39,400	79,916
Mitsubishi Chemical Holdings Corp	118,600	704,251
Mitsubishi Corp	127,400	2,694,795
Mitsubishi Electric Corp	171,500	2,095,080
Mitsubishi Gas Chemical Co Inc	16,600	179,128
Mitsubishi Heavy Industries Ltd	29,700	748,497
Mitsubishi Materials Corp	10,800	220,785
Mitsubishi Motors Corp	61,400	172,998
Mitsubishi UFJ Financial Group Inc	434,900	1,627,201
Mitsubishi UFJ Lease & Finance Co Ltd	9,600	46,990
Mitsui & Co Ltd	159,700	2,217,227
Mitsui Chemicals Inc	17,000	319,976
Mitsui OSK Lines Ltd	10,500	168,295
Mizuho Financial Group Inc	842,600	966,698
MS&AD Insurance Group Holdings Inc	16,700	465,949
Murata Manufacturing Co Ltd	52,700	2,619,966
Nabtesco Corp	10,800	247,047
NEC Corp	22,370	814,563
NGK Insulators Ltd	24,400	317,561
NGK Spark Plug Co Ltd	14,600	204,653
Nikon Corp	31,600	290,033
Nippon Building Fund Inc REIT	59	396,890
Nippon Express Co Ltd	7,200	351,208
Nippon Prologis REIT Inc REIT	91	228,964
Nippon Telegraph & Telephone Corp	61,000	1,458,914
Nippon Yusen KK	13,900	164,182
Nitto Denko Corp	14,800	657,401
Nomura Holdings Inc	75,400	318,196
Nomura Real Estate Holdings Inc	6,500	105,175
Nomura Real Estate Master Fund Inc REIT *	200	254,384
Nomura Research Institute Ltd	32,900	694,938
NSK Ltd	35,500	225,964
NTT DOCOMO Inc	62,200	1,945,185
Obayashi Corp	60,700	515,072
Oji Holdings Corp	79,900	424,762
Omron Corp	17,700	915,137
ORIX Corp	30,700	366,271

	Shares	Value
Orix JREIT Inc REIT	109	$143,363
Osaka Gas Co Ltd	17,500	328,609
Panasonic Corp	206,900	1,566,317
Park24 Co Ltd	10,500	154,787
Pola Orbis Holdings Inc	8,300	152,591
Resona Holdings Inc	75,900	227,571
Ricoh Co Ltd	60,700	443,188
Rohm Co Ltd	8,400	455,970
Sankyo Co Ltd	5,600	162,403
SBI Holdings Inc	5,900	85,965
Sega Sammy Holdings Inc	17,200	208,675
Seiko Epson Corp	26,400	284,142
Sekisui Chemical Co Ltd	34,000	447,919
Sekisui House Ltd	57,000	940,046
Seven & i Holdings Co Ltd	70,600	2,331,556
Seven Bank Ltd	20,500	52,907
Shimamura Co Ltd	2,100	126,911
Softbank Corp	75,500	961,770
Sompo Holdings Inc	11,900	366,804
Sony Financial Holdings Inc	7,200	120,900
Subaru Corp	56,900	1,087,648
Sumitomo Chemical Co Ltd	138,000	407,715
Sumitomo Corp	111,400	1,270,432
Sumitomo Electric Industries Ltd	68,800	718,821
Sumitomo Heavy Industries Ltd	10,200	182,493
Sumitomo Mitsui Financial Group Inc	46,500	1,129,642
Sumitomo Mitsui Trust Holdings Inc	11,600	333,270
Sumitomo Rubber Industries Ltd	18,000	169,070
T&D Holdings Inc	22,600	183,210
Taisei Corp	18,700	570,314
Takeda Pharmaceutical Co Ltd	136,700	4,162,254
TDK Corp	11,800	907,292
Teijin Ltd	16,900	285,863
The Chiba Bank Ltd	22,800	99,252
The Chugoku Electric Power Co Inc	16,300	227,421
The Kansai Electric Power Co Inc	32,300	359,528
The Shizuoka Bank Ltd	23,400	142,078
The Yokohama Rubber Co Ltd	11,600	143,806
Tohoku Electric Power Co Inc	21,300	204,754
Tokio Marine Holdings Inc	22,600	1,034,052
Tokyo Century Corp	900	28,162
Tokyo Electron Ltd	14,100	2,627,865
Tokyo Gas Co Ltd	17,500	412,357
Tokyu Fudosan Holdings Corp	30,200	145,053
Tosoh Corp	24,300	274,617
Toyoda Gosei Co Ltd	6,300	107,218
Toyota Industries Corp	13,400	638,909
Toyota Motor Corp	111,400	6,713,509
Toyota Tsusho Corp	19,600	457,844
Trend Micro Inc	11,700	577,772
United Urban Investment Corp REIT	123	123,057
USS Co Ltd	20,300	278,363
Yamada Denki Co Ltd	57,800	230,219
Yamaha Motor Co Ltd	26,900	323,471
Yokogawa Electric Corp	22,500	269,162

		108,518,716

Luxembourg - 0.1%

SES SA	43,701	256,369
Tenaris SA	32,473	195,904

		452,273

Macau - 0.2%

Sands China Ltd	255,001	927,717

Netherlands - 3.5%

ABN AMRO Bank NV CVA ~	13,070	106,060
Aegon NV	55,671	139,033
Akzo Nobel NV	15,111	993,830

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INTERNATIONAL EQUITY INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
ING Groep NV	118,674	$608,096
Koninklijke Ahold Delhaize NV	91,188	2,124,365
Koninklijke KPN NV	133,358	318,913
Koninklijke Vopak NV	4,669	245,170
NN Group NV	9,492	257,952
Randstad NV	9,972	351,931
Royal Dutch Shell PLC ‘A’	254,686	4,424,832
Royal Dutch Shell PLC ‘B’	255,281	4,282,099

		13,852,281

New Zealand - 0.0%

Auckland International Airport Ltd	7,359	21,928
Meridian Energy Ltd	14,892	35,541
Spark New Zealand Ltd	29,504	71,806

		129,275

Norway - 0.6%

DNB ASA	33,218	370,080
Equinor ASA	80,440	1,002,775
Mowi ASA	37,749	570,744
Telenor ASA	33,773	493,616

		2,437,215

Portugal - 0.4%

EDP - Energias de Portugal SA	227,606	915,745
Galp Energia SGPS SA	43,379	496,090

		1,411,835

Singapore - 2.0%

CapitaLand Commercial Trust REIT	399,900	429,116
CapitaLand Mall Trust REIT	383,700	481,109
ComfortDelGro Corp Ltd	416,400	443,396
DBS Group Holdings Ltd	135,900	1,773,244
Keppel Corp Ltd	112,100	416,936
Oversea-Chinese Banking Corp Ltd	195,300	1,183,309
Singapore Press Holdings Ltd	257,200	332,562
Singapore Telecommunications Ltd	1,071,400	1,910,009
Suntec REIT REIT	288,200	252,039
Venture Corp Ltd	54,200	516,314

		7,738,034

South Africa - 0.4%

Anglo American PLC	97,059	1,700,825

Spain - 2.2%

ACS Actividades de Construccion y Servicios SA	22,677	450,350
Aena SME SA ~	4,551	493,758
Banco Bilbao Vizcaya Argentaria SA	238,576	738,763
Banco Santander SA	592,754	1,410,055
Bankia SA	44,903	48,965
Bankinter SA	21,990	79,772
Enagas SA	22,691	447,629
Endesa SA	15,018	317,786
Industria de Diseno Textil SA	68,597	1,777,596
Mapfre SA	46,121	78,240
Naturgy Energy Group SA	14,862	260,736
Red Electrica Corp SA	20,741	372,705
Repsol SA	122,672	1,094,387
Telefonica SA	222,231	1,011,393

		8,582,135

Sweden - 2.7%

Boliden AB	35,562	637,977
Electrolux AB ‘B’	33,867	418,381
Electrolux Professional AB ‘B’ *	30,904	89,033
Hennes & Mauritz AB ‘B’	120,444	1,541,297

	Shares	Value
Husqvarna AB ‘B’	54,246	$269,858
ICA Gruppen AB	11,308	472,283
Kinnevik AB ‘B’	8,813	143,735
Lundin Petroleum AB	23,957	452,226
Securitas AB ‘B’	40,021	429,923
Skandinaviska Enskilda Banken AB ‘A’	84,162	563,638
Skanska AB ‘B’ *	44,158	664,541
SKF AB ‘B’	49,643	676,493
Svenska Handelsbanken AB ‘A’ *	76,729	632,792
Swedbank AB ‘A’	45,515	501,995
Tele2 AB ‘B’	32,817	437,222
Telia Co AB	185,876	665,321
Volvo AB ‘B’	189,467	2,251,991

		10,848,706

Switzerland - 11.3%

ABB Ltd	231,246	4,019,295
Adecco Group AG	20,957	825,844
Baloise Holding AG	2,509	327,103
Cie Financiere Richemont SA	65,804	3,517,476
Dufry AG	5,989	183,804
EMS-Chemie Holding AG	1,054	657,351
Glencore PLC	1,034,038	1,565,066
Julius Baer Group Ltd	7,383	247,312
Kuehne + Nagel International AG	6,887	938,151
LafargeHolcim Ltd (XVTX)	62,987	2,298,616
Novartis AG	111,572	9,204,554
Pargesa Holding SA	1,191	78,634
Roche Holding AG	34,882	11,222,999
SGS SA	743	1,713,710
Swiss Life Holding AG	1,668	559,858
Swiss Prime Site AG	4,917	478,574
Swiss Re AG	14,917	1,148,593
Swisscom AG	1,642	879,259
The Swatch Group AG	3,859	757,902
The Swatch Group AG - Registered	6,251	242,006
UBS Group AG (XVTX)	126,070	1,155,571
Zurich Insurance Group AG	7,052	2,477,414

		44,499,092

United Kingdom - 13.9%

3i Group PLC	18,794	182,107
Admiral Group PLC	7,917	218,035
AstraZeneca PLC	62,829	5,597,995
Aviva PLC	142,293	467,824
Barclays PLC	629,685	715,594
Barratt Developments PLC	100,987	545,866
BP PLC	1,120,831	4,596,465
British American Tobacco PLC	194,129	6,613,056
BT Group PLC	408,741	594,540
Centrica PLC	267,330	125,963
CK Hutchison Holdings Ltd	254,368	1,695,402
Coca-Cola European Partners PLC	17,771	666,946
Direct Line Insurance Group PLC	56,119	204,874
G4S PLC	162,107	184,381
GlaxoSmithKline PLC	363,875	6,827,810
HSBC Holdings PLC	737,584	4,140,626
Imperial Brands PLC	91,727	1,692,854
ITV PLC	333,545	273,718
J Sainsbury PLC	158,674	410,555
Kingfisher PLC	193,263	339,468
Land Securities Group PLC REIT	36,146	249,260
Legal & General Group PLC	217,260	513,320
Lloyds Banking Group PLC	2,506,595	979,956
Marks & Spencer Group PLC	186,441	226,010
National Grid PLC	166,463	1,944,998
Persimmon PLC	29,660	701,122
Reckitt Benckiser Group PLC	49,135	3,742,887
Smiths Group PLC	28,943	436,379
SSE PLC	48,417	778,015

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INTERNATIONAL EQUITY INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
St James’s Place PLC	11,730	$109,534
Standard Life Aberdeen PLC	70,647	194,972
Taylor Wimpey PLC	305,468	439,556
The British Land Co PLC REIT *	48,445	202,025
Unilever NV	99,656	4,898,215
United Utilities Group PLC	32,582	364,720
Vodafone Group PLC	1,353,410	1,872,367
Wm Morrison Supermarkets PLC	172,766	377,434
WPP PLC	113,899	774,391

		54,899,240

United States - 0.1%

Carnival PLC *	15,897	189,744

Total Common Stocks (Cost $510,874,875)		390,498,506

TOTAL INVESTMENTS - 99.4% (Cost $514,352,664)		392,617,962

OTHER ASSETS & LIABILITIES, NET - 0.6%		2,382,639

NET ASSETS - 100.0%		$395,000,601

Notes to Schedule of Investments

(a)	As of March 31, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.3%
Financial	16.7%
Consumer, Cyclical	15.4%
Industrial	12.7%
Basic Materials	8.9%
Energy	7.0%
Communications	5.5%
Technology	4.4%
Utilities	4.0%
Others (each less than 3.0%)	0.5%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INTERNATIONAL EQUITY INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$2,119,456	$-	$2,119,456	$-
	Common Stocks
	Australia	30,846,234	-	30,846,234	-
	Austria	998,042	-	998,042	-
	Belgium	3,247,326	-	3,247,326	-
	Chile	276,447	-	276,447	-
	China	399,568	-	399,568	-
	Colombia	173,758	-	173,758	-
	Denmark	9,217,439	-	9,217,439	-
	Finland	5,500,686	-	5,500,686	-
	France	35,430,398	-	35,430,398	-
	Germany	30,489,151	-	30,489,151	-
	Hong Kong	8,024,126	-	8,024,126	-
	Ireland	1,693,940	-	1,693,940	-
	Israel	1,388,994	2,606	1,386,388	-
	Italy	6,625,309	-	6,625,309	-
	Japan	108,518,716	-	108,518,716	-
	Luxembourg	452,273	-	452,273	-
	Macau	927,717	-	927,717	-
	Netherlands	13,852,281	-	13,852,281	-
	New Zealand	129,275	-	129,275	-
	Norway	2,437,215	-	2,437,215	-
	Portugal	1,411,835	-	1,411,835	-
	Singapore	7,738,034	-	7,738,034	-
	South Africa	1,700,825	-	1,700,825	-
	Spain	8,582,135	-	8,582,135	-
	Sweden	10,848,706	89,033	10,759,673	-
	Switzerland	44,499,092	-	44,499,092	-
	United Kingdom	54,899,240	666,946	54,232,294	-
	United States	189,744	-	189,744	-

	Total Common Stocks	390,498,506	758,585	389,739,921	-

	Total	$392,617,962	$758,585	$391,859,377	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Australia - 0.9%

Rio Tinto PLC	238,029	$10,911,784

Belgium - 1.2%

KBC Group NV	317,577	14,410,105

Brazil - 0.3%

Ambev SA ADR	1,746,849	4,017,753

Canada - 2.9%

Canadian National Railway Co	314,164	24,388,551
Suncor Energy Inc	624,573	9,967,960

		34,356,511

China - 1.5%

Tencent Holdings Ltd	115,200	5,694,059
Yum China Holdings Inc	296,895	12,656,634

		18,350,693

Denmark - 3.0%

Carlsberg AS ‘B’	79,727	8,975,645
Novo Nordisk AS ‘B’	446,511	26,663,868

		35,639,513

France - 16.7%

Air Liquide SA	287,971	36,758,751
Capgemini SE	107,314	8,967,402
Danone SA	243,201	15,564,421
Dassault Systemes SE	46,733	6,822,598
Engie SA	1,076,010	11,018,821
EssilorLuxottica SA	120,785	12,788,071
Hermes International	4,750	3,231,950
L’Oreal SA	57,139	14,788,179
Legrand SA	171,749	10,954,476
LVMH Moet Hennessy Louis Vuitton SE	60,571	22,214,479
Pernod Ricard SA	145,959	20,716,854
Schneider Electric SE	421,378	35,616,069

		199,442,071

Germany - 9.3%

Bayer AG	375,214	21,499,177
Beiersdorf AG	244,485	24,617,369
Deutsche Boerse AG	92,413	12,696,059
Merck KGaA	139,212	14,055,128
MTU Aero Engines AG	38,811	5,611,943
SAP SE	285,815	31,910,647

		110,390,323

Hong Kong - 3.0%

AIA Group Ltd	3,990,751	35,735,713

India - 2.2%

Housing Development Finance Corp Ltd	462,940	9,992,257
Tata Consultancy Services Ltd	679,671	16,350,881

		26,343,138

Ireland - 0.8%

Ryanair Holdings PLC ADR *	177,454	9,421,033

	Shares	Value
Israel - 1.4%

Check Point Software Technologies Ltd *	162,688	$16,356,651

Italy - 1.5%

Eni SPA	806,720	8,016,751
Intesa Sanpaolo SPA	6,409,337	10,370,688

		18,387,439

Japan - 16.1%

Daikin Industries Ltd	175,700	21,209,449
Denso Corp	152,500	4,873,053
FANUC Corp	20,600	2,752,691
Hitachi Ltd	528,300	15,176,153
Hoya Corp	393,200	33,434,397
Japan Tobacco Inc	650,800	12,037,644
Koito Manufacturing Co Ltd	153,900	5,173,990
Kubota Corp	1,139,400	14,492,072
Kyocera Corp	308,200	18,187,114
Olympus Corp	1,757,400	25,333,427
Shin-Etsu Chemical Co Ltd	65,600	6,447,640
SMC Corp	10,000	4,192,436
Terumo Corp	811,800	27,813,376

		191,123,442

Netherlands - 2.6%

Akzo Nobel NV	239,676	15,763,160
ING Groep NV	1,243,020	6,369,350
Randstad NV	249,640	8,810,272

		30,942,782

Portugal - 0.5%

Galp Energia SGPS SA	553,767	6,332,975

Singapore - 1.0%

DBS Group Holdings Ltd	869,514	11,345,549

Spain - 1.6%

Amadeus IT Group SA	401,997	18,921,533

Sweden - 1.0%

Essity AB ‘B’	400,562	12,270,641

Switzerland - 15.8%

Alcon Inc *	57,246	2,932,754
Cie Financiere Richemont SA	169,519	9,061,439
Julius Baer Group Ltd	219,362	7,348,071
Nestle SA	525,837	53,828,769
Novartis AG	286,230	23,613,626
Roche Holding AG	146,381	47,096,895
Sika AG	54,152	8,892,448
UBS Group AG (XVTX)	1,815,370	16,639,883
Zurich Insurance Group AG	54,574	19,172,205

		188,586,090

Taiwan - 1.4%

Taiwan Semiconductor Manufacturing Co Ltd ADR	344,675	16,472,018

United Kingdom - 12.3%

Barclays PLC	3,848,982	4,374,108
Compass Group PLC	1,010,709	15,746,950
Diageo PLC	629,183	19,951,096
Experian PLC	870,464	24,191,353

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Linde PLC	71,654	$12,427,519
Reckitt Benckiser Group PLC	225,679	17,191,229
RELX PLC	1,042,430	22,274,668
Rolls-Royce Holdings PLC *	1,800,976	7,611,730
Smiths Group PLC	444,232	6,697,764
Tesco PLC	3,565,808	10,069,937
WPP PLC	821,983	5,588,604

		146,124,958

United States - 1.3%

Amcor PLC	559,295	4,477,734
QIAGEN NV *	259,016	10,458,327

		14,936,061

Total Common Stocks (Cost $1,235,976,735)		1,170,818,776

	Principal Amount
SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $15,392,198; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $15,701,837)	$15,392,198	15,392,198

Total Short-Term Investment (Cost $15,392,198)		15,392,198

TOTAL INVESTMENTS - 99.6% (Cost $1,251,368,933)		1,186,210,974

OTHER ASSETS & LIABILITIES, NET - 0.4%		4,787,951

NET ASSETS - 100.0%		$1,190,998,925

Notes to Schedule of Investments

(a)	As of March 31, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	42.0%
Industrial	18.0%
Financial	12.5%
Technology	8.1%
Consumer, Cyclical	6.9%
Basic Materials	6.9%
Others (each less than 3.0%)	5.2%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$10,911,784	$-	$10,911,784	$-
	Belgium	14,410,105	-	14,410,105	-
	Brazil	4,017,753	4,017,753	-	-
	Canada	34,356,511	34,356,511	-	-
	China	18,350,693	12,656,634	5,694,059	-
	Denmark	35,639,513	-	35,639,513	-
	France	199,442,071	-	199,442,071	-
	Germany	110,390,323	-	110,390,323	-
	Hong Kong	35,735,713	-	35,735,713	-
	India	26,343,138	-	26,343,138	-
	Ireland	9,421,033	9,421,033	-	-
	Israel	16,356,651	16,356,651	-	-
	Italy	18,387,439	-	18,387,439	-
	Japan	191,123,442	-	191,123,442	-
	Netherlands	30,942,782	-	30,942,782	-
	Portugal	6,332,975	-	6,332,975	-
	Singapore	11,345,549	-	11,345,549	-
	Spain	18,921,533	-	18,921,533	-
	Sweden	12,270,641	-	12,270,641	-
	Switzerland	188,586,090	-	188,586,090	-
	Taiwan	16,472,018	16,472,018	-	-
	United Kingdom	146,124,958	-	146,124,958	-
	United States	14,936,061	10,458,327	4,477,734	-

	Total Common Stocks	1,170,818,776	103,738,927	1,067,079,849	-

	Short-Term Investment	15,392,198	-	15,392,198	-

	Total	$1,186,210,974	$103,738,927	$1,082,472,047	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Australia - 2.6%

Accent Group Ltd	700,000	$338,347
Appen Ltd	42,891	512,163
Asaleo Care Ltd	700,000	434,876
Charter Hall Long Wale REIT	200,000	541,033
Charter Hall Retail REIT	239,202	456,837
Coronado Global Resources Inc ~	300,000	210,734
Growthpoint Properties Australia Ltd REIT	250,000	386,703
IPH Ltd	135,000	592,697
Karoon Energy Ltd *	900,000	242,269
McMillan Shakespeare Ltd	150,000	644,666
Select Harvests Ltd	150,000	641,870
Shopping Centres Australasia Property Group REIT	468,279	649,461

		5,651,656

Austria - 1.0%

ams AG *	15,000	146,617
AT&S Austria Technologie & Systemtechnik AG	35,000	506,970
BAWAG Group AG ~	18,897	527,136
S IMMO AG	32,000	621,153
Wienerberger AG	29,215	456,418

		2,258,294

Belgium - 1.4%

AGFA-Gevaert NV *	151,230	562,284
Bekaert SA	28,000	466,637
D’ieteren SA	19,007	942,770
KBC Ancora	18,000	499,776
Orange Belgium SA	37,000	650,523

		3,121,990

Brazil - 0.5%

Yamana Gold Inc	350,000	972,429

Canada - 8.6%

Alaris Royalty Corp	55,300	324,185
Artis REIT	76,700	434,922
B2Gold Corp	341,700	1,034,351
Boardwalk REIT	23,700	385,822
Canaccord Genuity Group Inc	167,100	514,136
Canadian Solar Inc *	36,000	572,760
Capstone Mining Corp *	1,328,700	420,146
CI Financial Corp	50,000	496,341
Cogeco Inc	9,200	567,964
Corus Entertainment Inc ‘B’	184,800	329,601
Crescent Point Energy Corp (TSE)	192,500	149,098
CRH Medical Corp *	110,000	146,948
CT REIT	60,800	505,479
Dundee Precious Metals Inc	168,400	531,298
Empire Co Ltd ‘A’	43,900	858,784
Finning International Inc	35,000	375,542
Genworth MI Canada Inc	20,000	444,397
High Liner Foods Inc	65,000	296,987
Hudbay Minerals Inc	141,100	266,699
Interfor Corp *	60,000	266,894
Knight Therapeutics Inc *	141,300	622,511
Martinrea International Inc	92,900	449,548
Medical Facilities Corp	253,600	628,909
New Gold Inc *	708,200	367,360
Northland Power Inc	50,000	998,010
Northview Apartment REIT	30,000	697,932
Parex Resources Inc *	69,500	587,686

	Shares	Value
Points International Ltd *	58,200	$478,986
Polaris Infrastructure Inc	90,800	720,696
Precision Drilling Corp (TSE) *	248,200	77,601
Real Matters Inc *	95,500	950,046
Ritchie Bros Auctioneers Inc	27,000	924,750
Seven Generations Energy Ltd ‘A’ *	115,500	127,212
Superior Plus Corp	87,400	512,985
TFI International Inc	30,000	661,906
Torex Gold Resources Inc *	66,800	646,972
Westshore Terminals Investment Corp	28,267	262,725

		18,638,189

China - 1.5%

China Overseas Grand Oceans Group Ltd	1,200,000	693,251
Gemdale Properties & Investment Corp Ltd	9,999,646	1,640,687
Greenland Hong Kong Holdings Ltd	2,300,000	869,794

		3,203,732

Denmark - 2.0%

NKT AS *	28,320	498,274
Pandora AS	26,000	835,409
Royal Unibrew AS	13,925	1,000,960
Scandinavian Tobacco Group AS ‘A’ ~	60,000	602,468
SimCorp AS	10,292	858,128
Spar Nord Bank AS	96,488	582,488

		4,377,727

Egypt - 0.3%

Centamin PLC	450,015	668,143

Finland - 0.9%

Outokumpu OYJ	228,830	554,693
Uponor Oyj	66,176	595,902
Valmet OYJ	40,408	784,447

		1,935,042

France - 3.5%

Atos SE	18,609	1,239,828
CGG SA *	381,163	333,387
Criteo SA ADR *	40,000	318,000
Eiffage SA	13,772	977,585
Elior Group SA ~	55,000	360,011
Eutelsat Communications SA	34,028	353,727
Kaufman & Broad SA	24,864	763,832
Klepierre SA REIT	30,000	571,847
Metropole Television SA	42,000	464,837
Rexel SA	69,000	508,072
SCOR SE	30,000	660,037
SPIE SA	50,000	502,937
Virbac SA *	2,500	439,201

		7,493,301

Georgia - 0.1%

Bank of Georgia Group PLC	26,000	295,119

Germany - 5.9%

Affimed NV *	255,400	403,532
Brenntag AG	27,000	980,967
Cewe Stiftung & Co KGAA	5,000	439,915
CTS Eventim AG & Co KGaA	19,478	891,272
Deutsche Pfandbriefbank AG ~	68,346	515,952
DIC Asset AG	49,644	516,848
GEA Group AG	35,000	723,021
Grand City Properties SA	34,695	726,285
HelloFresh SE *	31,879	1,041,018
JOST Werke AG ~	21,000	506,341

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
KION Group AG	16,000	$688,606
LANXESS AG	18,000	716,472
LEG Immobilien AG	15,257	1,710,878
Norma Group SE	19,000	353,165
Software AG	15,597	464,847
Stroeer SE & Co KGaA	10,200	524,126
TAG Immobilien AG	53,358	1,049,364
Talanx AG	17,641	593,548

		12,846,157

Hong Kong - 1.7%

Cowell e Holdings Inc	1,500,000	347,836
Dah Sing Financial Holdings Ltd	105,200	297,121
Hutchison Port Holdings Trust	2,500,000	257,135
Hysan Development Co Ltd	128,000	413,363
K Wah International Holdings Ltd	1,338,000	574,890
Shun Tak Holdings Ltd	1,500,000	507,128
Stella International Holdings Ltd	255,000	267,838
Valuetronics Holdings Ltd	1,000,000	358,448
VTech Holdings Ltd	90,000	648,087

		3,671,846

Ireland - 0.7%

Greencore Group PLC	336,727	687,623
ICON PLC *	6,197	842,792

		1,530,415

Israel - 1.3%

AudioCodes Ltd	39,079	933,597
Bezeq The Israeli Telecommunication Corp Ltd *	800,000	581,096
Gazit-Globe Ltd	68,032	519,384
Plus500 Ltd	61,988	819,957

		2,854,034

Italy - 2.5%

ACEA SPA	32,144	510,184
Avio SPA	43,267	536,128
Banca Farmafactoring SPA ~	126,270	648,978
Banca IFIS SPA	53,387	513,139
Banca Sistema SPA ~	132,376	155,815
Cerved Group SPA *	90,000	533,506
doValue SPA ~	42,506	260,401
Enav SPA ~	130,000	573,199
Esprinet SPA	156,178	552,598
Piaggio & C SPA	350,000	618,399
Sesa SPA	13,772	592,361

		5,494,708

Japan - 25.7%

Ai Holdings Corp	35,000	430,939
Altech Corp	39,000	525,687
Aoyama Trading Co Ltd	42,000	359,321
Asahi Diamond Industrial Co Ltd	98,000	420,347
ASKUL Corp	20,000	589,309
Avex Inc	39,900	314,831
Capcom Co Ltd	32,000	1,003,357
Cawachi Ltd	37,000	811,984
Cybernet Systems Co Ltd	97,600	503,287
Denka Co Ltd	31,500	659,035
Dexerials Corp	85,000	544,539
DMG Mori Co Ltd	60,500	501,747
Eagle Industry Co Ltd	60,000	372,933
Enigmo Inc	74,900	571,470
EPS Holdings Inc	50,000	520,193
Exedy Corp	30,000	441,536
FCC Co Ltd	34,900	506,707
Financial Products Group Co Ltd	71,600	361,506

	Shares	Value
Foster Electric Co Ltd	64,700	$661,320
Fuji Media Holdings Inc	49,000	486,695
FULLCAST Holdings Co Ltd	30,000	343,100
Furukawa Co Ltd	51,000	497,812
Furyu Corp	68,100	517,947
Fuyo General Lease Co Ltd	15,000	759,392
Glory Ltd	25,200	579,009
Gunze Ltd	14,800	496,048
Ichikoh Industries Ltd	83,300	367,812
Invincible Investment Corp REIT	1,400	315,841
Itfor Inc	128,100	667,373
Itochu Enex Co Ltd	53,100	412,637
Japan Aviation Electronics Industry Ltd	46,500	556,440
Kaken Pharmaceutical Co Ltd	13,800	643,302
Kamigumi Co Ltd	31,000	523,266
Kandenko Co Ltd	80,000	635,796
Kenedix Inc	165,000	626,217
Kinden Corp	40,000	588,577
Kintetsu World Express Inc	67,000	978,831
Kissei Pharmaceutical Co Ltd	22,000	564,025
Kito Corp	42,600	391,314
Kozo Keikaku Engineering Inc	22,200	518,640
Kyoei Steel Ltd	37,800	434,205
KYORIN Holdings Inc	25,500	520,722
Kyudenko Corp	25,700	692,428
Look Holdings Inc	51,941	364,573
Marvelous Inc	48,000	237,709
Meitec Corp	18,400	729,682
Mitsui E&S Holdings Co Ltd *	69,000	331,394
Mitsui Matsushima Holdings Co Ltd	48,300	391,832
Mochida Pharmaceutical Co Ltd	20,000	772,452
Morinaga & Co Ltd	20,900	855,574
Nagase & Co Ltd	44,900	527,709
NichiiGakkan Co Ltd	63,759	607,731
Nippon Carbon Co Ltd	15,000	444,202
Nippon Electric Glass Co Ltd	24,700	328,930
Nishio Rent All Co Ltd	24,000	501,498
Noevir Holdings Co Ltd	15,000	762,838
NS Solutions Corp	19,600	476,071
Obara Group Inc	20,000	425,185
Optorun Co Ltd	26,400	621,577
OSJB Holdings Corp	265,200	585,722
PAL GROUP Holdings Co Ltd	40,000	485,868
Press Kogyo Co Ltd	160,000	356,295
Prima Meat Packers Ltd	28,000	633,897
Relia Inc	78,000	755,223
Rengo Co Ltd	93,700	728,344
Restar Holdings Corp	18,900	261,395
Roland DG Corp	40,000	430,721
Ryobi Ltd	30,300	369,447
Ryosan Co Ltd	27,300	600,568
Sangetsu Corp	40,000	592,048
Sanki Engineering Co Ltd	50,300	563,133
Sankyu Inc	17,800	663,230
Sanwa Holdings Corp	81,000	629,047
Sawai Pharmaceutical Co Ltd	14,400	771,564
Seikagaku Corp	55,000	570,854
Seven Bank Ltd	360,900	931,419
Shindengen Electric Manufacturing Co Ltd	13,700	292,861
Shinoken Group Co Ltd	78,400	544,625
Ship Healthcare Holdings Inc	25,700	1,048,987
Starts Corp Inc	29,100	539,237
Starts Proceed Investment Corp REIT	321	533,635
Sumitomo Mitsui Construction Co Ltd	111,800	491,579
Sumitomo Osaka Cement Co Ltd	18,800	559,767
Sumitomo Seika Chemicals Co Ltd	20,000	489,937
T-Gaia Corp	23,700	448,119
Takara Leben Co Ltd	152,800	491,546
Tama Home Co Ltd	53,000	596,305
Tamron Co Ltd	35,100	588,385
The Musashino Bank Ltd	25,400	321,944

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
The Okinawa Electric Power Co Inc	55,050	$1,007,684
Toho Zinc Co Ltd *	18,600	205,759
Tokai Rika Co Ltd	36,300	448,767
Tokyo Electron Device Ltd	25,300	523,988
Tokyu Construction Co Ltd	47,300	248,423
Tosei Corp	64,700	555,915
Towa Pharmaceutical Co Ltd	32,000	668,886
Toyo Corp	68,500	614,166
Ube Industries Ltd	25,100	382,893
Warabeya Nichiyo Holdings Co Ltd	35,500	575,017
Yamaguchi Financial Group Inc	122,200	689,016
Yamaichi Electronics Co Ltd	66,000	835,083
Yurtec Corp	85,000	481,643

		55,709,376

Jordan - 0.4%

Hikma Pharmaceuticals PLC	36,367	914,500

Luxembourg - 0.3%

APERAM SA	30,637	647,939

Netherlands - 2.7%

ASM International NV	10,767	1,095,454
ASR Nederland NV	46,487	1,168,838
BE Semiconductor Industries NV	26,128	800,217
Heijmans NV *	39,328	236,826
Intertrust NV ~	25,373	319,385
NSI NV REIT	18,000	723,342
SBM Offshore NV	59,625	788,270
Signify NV ~	33,964	658,230

		5,790,562

New Zealand - 0.1%

Air New Zealand Ltd	550,000	275,631

Norway - 0.8%

Europris ASA ~	183,267	531,626
Grieg Seafood ASA	55,000	508,198
SpareBank 1 SMN	92,123	586,467

		1,626,291

Singapore - 1.2%

AEM Holdings Ltd	396,800	463,978
CapitaLand Retail China Trust REIT	600,000	509,611
First Real Estate Investment Trust REIT	800,000	380,341
Hi-P International Ltd	700,000	419,580
SPH REIT	850,000	458,807
UMS Holdings Ltd	941,900	408,573

		2,640,890

South Korea - 5.1%

Binggrae Co Ltd	12,000	475,769
Cheil Worldwide Inc	44,787	580,382
Daesang Corp	26,222	362,524
Dong-A ST Co Ltd	9,000	592,118
Doosan Bobcat Inc	18,746	274,850
DY POWER Corp	50,000	238,977
F&F Co Ltd	7,482	561,972
Huchems Fine Chemical Corp	33,363	402,634
Hyundai Department Store Co Ltd	6,677	321,069
Hyundai Mipo Dockyard Co Ltd	17,441	384,272
Hyundai Wia Corp	16,529	359,071
InBody Co Ltd	28,988	371,323
INTOPS Co Ltd	42,000	338,999
JW Life Science Corp	30,788	358,754
Korea Petrochemical Ind Co Ltd	4,081	290,308

	Shares	Value
Korean Reinsurance Co	90,000	$536,991
Kumho Petrochemical Co Ltd	10,034	529,707
LG Hausys Ltd	13,514	388,464
Lotte Chilsung Beverage Co Ltd	4,471	311,419
LOTTE Fine Chemical Co Ltd	17,952	453,704
MagnaChip Semiconductor Corp *	50,000	552,500
Moorim P&P Co Ltd	116,587	277,677
Seegene Inc	8,500	775,742
SK Discovery Co Ltd	25,102	433,438
Tovis Co Ltd	80,000	448,140
Value Added Technology Co Ltd	30,000	527,290

		11,148,094

Spain - 4.0%

Acerinox SA	80,882	544,407
Atlantica Yield PLC	43,731	975,201
Bankinter SA	137,823	499,971
Cia de Distribucion Integral Logista Holdings SA	35,000	561,843
Enagas SA	56,870	1,121,885
Ence Energia y Celulosa SA	117,136	319,862
Ercros SA	84,792	210,991
Faes Farma SA	175,000	673,594
Lar Espana Real Estate Socimi SA REIT	60,000	266,350
Mediaset Espana Comunicacion SA	120,000	438,168
Merlin Properties Socimi SA REIT	80,000	603,731
Sacyr SA	284,402	430,545
Talgo SA * ~	71,185	321,054
Tecnicas Reunidas SA *	25,910	328,194
Vidrala SA	5,624	500,946
Viscofan SA	16,000	876,054

		8,672,796

Sweden - 3.8%

Betsson AB *	103,414	406,296
Bilia AB ‘A’	60,000	369,992
Bravida Holding AB ~	100,000	701,200
Evolution Gaming Group AB ~	39,542	1,340,666
Inwido AB *	89,483	508,292
JM AB	32,399	558,349
Lindab International AB	60,000	458,775
Nyfosa AB *	73,751	369,414
Orexo AB *	75,000	414,589
Resurs Holding AB ~	120,000	407,334
Sectra AB ‘B’ *	13,000	484,037
Sweco AB ‘B’	30,000	851,829
Tethys Oil AB	70,000	332,001
Wihlborgs Fastigheter AB	73,057	1,010,446

		8,213,220

Switzerland - 7.1%

AC Immune SA *	60,000	414,600
Adecco Group AG	27,000	1,063,978
ALSO Holding AG	3,586	563,630
Baloise Holding AG	8,379	1,092,386
BKW AG	11,688	951,771
Cembra Money Bank AG	11,323	1,032,462
CRISPR Therapeutics AG *	15,000	636,150
Forbo Holding AG	541	658,193
Galenica AG ~	16,776	1,144,670
Huber & Suhner AG	8,000	495,863
Interroll Holding AG	350	579,031
Julius Baer Group Ltd	20,000	669,949
Landis&Gyr Group AG	10,335	707,143
Logitech International SA	27,327	1,170,345
PSP Swiss Property AG	11,608	1,451,570
Siegfried Holding AG	2,548	1,025,426
Sonova Holding AG	7,000	1,248,201

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Sulzer AG	7,500	$466,898

		15,372,266

United Kingdom - 10.8%

Aggreko PLC	68,575	409,840
Auto Trader Group PLC ~	168,237	909,118
Bellway PLC	42,262	1,119,604
boohoo Group PLC *	200,000	470,453
Derwent London PLC REIT	24,599	993,686
Dialog Semiconductor PLC *	31,602	821,430
Drax Group PLC	216,457	409,362
Empiric Student Property PLC REIT *	400,000	325,427
Fevertree Drinks PLC	31,623	471,596
Great Portland Estates PLC REIT	95,480	804,432
Gulf Keystone Petroleum Ltd	800,000	670,734
Howden Joinery Group PLC	170,000	1,069,416
IG Group Holdings PLC	101,214	868,456
IMI PLC	85,000	784,685
Inchcape PLC	121,257	647,129
Intermediate Capital Group PLC	78,231	863,448
Jupiter Fund Management PLC	180,000	441,337
Keller Group PLC	149,796	983,019
Man Group PLC	467,071	714,780
Mitchells & Butlers PLC *	300,000	670,905
Paragon Banking Group PLC	185,000	756,669
Pets at Home Group PLC	220,000	698,524
QinetiQ Group PLC	185,000	734,622
Quilter PLC ~	500,000	724,522
Reach PLC	386,654	490,737
Redrow PLC	141,301	626,369
Rightmove PLC	163,484	985,965
Rotork PLC	230,000	608,533
Spirent Communications PLC	313,621	795,475
Stagecoach Group PLC	350,000	299,714
Tate & Lyle PLC	139,478	1,134,771
Team17 Group PLC *	90,000	641,669
Vistry Group PLC	62,235	443,602

		23,390,029

United States - 1.4%

Argonaut Gold Inc *	432,300	331,759
Caesarstone Ltd	45,000	475,650
CyberArk Software Ltd *	9,500	812,820
IMAX Corp *	38,500	348,425
Inmode Ltd *	29,400	632,100
Oxford Immunotec Global PLC *	40,000	370,400

		2,971,154

Total Common Stocks (Cost $270,303,333)		212,385,530

	Principal Amount
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $2,391,711; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $2,440,830)	$2,391,711	2,391,711

Value
Total Short-Term Investment (Cost $2,391,711)	$2,391,711

TOTAL INVESTMENTS - 99.0% (Cost $272,695,044)	214,777,241

OTHER ASSETS & LIABILITIES, NET - 1.0%	2,130,134

NET ASSETS - 100.0%	$216,907,375

Notes to Schedule of Investments

(a)	As of March 31, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	22.3%
Industrial	19.2%
Consumer, Non-Cyclical	17.7%
Consumer, Cyclical	12.8%
Technology	7.1%
Basic Materials	6.8%
Communications	6.3%
Others (each less than 3.0%)	6.8%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$5,651,656	$434,876	$5,216,780	$-
	Austria	2,258,294	621,153	1,637,141	-
	Belgium	3,121,990	-	3,121,990	-
	Brazil	972,429	972,429	-	-
	Canada	18,638,189	18,638,189	-	-
	China	3,203,732	-	3,203,732	-
	Denmark	4,377,727	-	4,377,727	-
	Egypt	668,143	-	668,143	-
	Finland	1,935,042	-	1,935,042	-
	France	7,493,301	318,000	7,175,301	-
	Georgia	295,119	-	295,119	-
	Germany	12,846,157	403,532	12,442,625	-
	Hong Kong	3,671,846	-	3,671,846	-
	Ireland	1,530,415	842,792	687,623	-
	Israel	2,854,034	933,597	1,920,437	-
	Italy	5,494,708	260,401	5,234,307	-
	Japan	55,709,376	-	55,709,376	-
	Jordan	914,500	-	914,500	-
	Luxembourg	647,939	-	647,939	-
	Netherlands	5,790,562	236,826	5,553,736	-
	New Zealand	275,631	-	275,631	-
	Norway	1,626,291	-	1,626,291	-
	Singapore	2,640,890	-	2,640,890	-
	South Korea	11,148,094	1,328,242	9,819,852	-
	Spain	8,672,796	1,241,551	7,431,245	-
	Sweden	8,213,220	-	8,213,220	-
	Switzerland	15,372,266	1,708,943	13,663,323	-
	United Kingdom	23,390,029	1,312,403	22,077,626	-
	United States	2,971,154	2,971,154	-	-

	Total Common Stocks	212,385,530	32,224,088	180,161,442	-

	Short-Term Investment	2,391,711	-	2,391,711	-

	Total	$214,777,241	$32,224,088	$182,553,153	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%

Argentina - 0.2%

YPF SA ADR	444,479	$1,853,477

Austria - 0.5%

Erste Group Bank AG	207,612	3,800,898

Belgium - 1.1%

Ageas	208,175	8,675,064

Canada - 3.1%

ARC Resources Ltd	430,121	1,237,824
Barrick Gold Corp (TSE)	760,728	13,978,843
Cameco Corp (NYSE)	290,927	2,222,682
Kinross Gold Corp *	1,254,436	4,992,656
Tourmaline Oil Corp	230,755	1,416,701

		23,848,706

China - 5.2%

China Mobile Ltd	1,653,642	12,392,857
China Telecom Corp Ltd ‘H’	30,371,688	9,202,150
China Unicom Hong Kong Ltd	16,216,645	9,458,362
Dongfeng Motor Group Co Ltd ‘H’	14,595,429	9,503,230

		40,556,599

Denmark - 1.3%

AP Moller - Maersk AS ‘B’ ‘B’	10,897	9,658,712
The Drilling Co of 1972 A/S *	16,518	314,692

		9,973,404

Finland - 1.3%

Nokia OYJ (OMXH)	3,218,213	9,911,634

France - 9.9%

BNP Paribas SA	340,536	9,942,022
Cie de Saint-Gobain	647,684	15,541,453
Engie SA	873,475	8,944,773
Renault SA	233,748	4,442,307
Rexel SA	1,071,383	7,888,980
Societe Generale SA	489,909	8,025,757
TOTAL SA	603,174	22,726,857

		77,512,149

Germany - 2.5%

CECONOMY AG *	699,863	1,519,369
Daimler AG	335,241	10,011,691
Deutsche Lufthansa AG	538,871	5,040,134
METRO AG	226,262	1,927,114
Salzgitter AG	82,167	966,684

		19,464,992

Hong Kong - 0.8%

CK Asset Holdings Ltd	1,211,480	6,573,112

India - 1.0%

Canara Bank *	1,800,766	2,151,743
NTPC Ltd	679,643	755,932
Oil & Natural Gas Corp Ltd	3,035,792	2,718,069

	Shares	Value
Zee Entertainment Enterprises Ltd	1,460,818	$2,377,332

		8,003,076

Ireland - 0.9%

AIB Group PLC *	2,978,403	3,302,532
Bank of Ireland Group PLC	2,135,508	3,980,731

		7,283,263

Italy - 4.9%

Assicurazioni Generali SPA	443,600	6,008,468
BPER Banca	823,707	2,506,495
Eni SPA	1,606,078	15,960,343
Saipem SPA	1,808,968	4,361,246
UniCredit SPA	1,234,303	9,549,285

		38,385,837

Japan - 29.2%

Benesse Holdings Inc	78,739	2,003,762
Canon Inc	215,705	4,687,469
Chiyoda Corp *	412,813	802,410
Citizen Watch Co Ltd	975,426	3,441,523
Dai-ichi Life Holdings Inc	723,127	8,587,227
DeNA Co Ltd	382,708	4,191,960
Eisai Co Ltd	66,876	4,891,805
Fuji Media Holdings Inc	217,436	2,159,696
Fujitsu Ltd	63,745	5,741,429
Gree Inc	883,716	3,406,358
Honda Motor Co Ltd	904,887	20,248,141
Inpex Corp	1,372,107	7,697,601
JGC Holdings Corp	749,668	5,983,862
JSR Corp	576,115	10,529,916
Mitsubishi Estate Co Ltd	516,376	7,626,431
Mitsubishi Heavy Industries Ltd	261,860	6,599,375
Mitsubishi Motors Corp	1,442,339	4,063,863
Mitsubishi UFJ Financial Group Inc	4,033,965	15,093,293
Nikon Corp	656,709	6,027,445
Nippon Television Holdings Inc	410,670	4,576,205
Nissan Motor Co Ltd	1,697,901	5,680,683
Nitto Denko Corp	154,284	6,853,139
Nomura Holdings Inc	1,864,818	7,869,720
Resona Holdings Inc	2,839,850	8,514,740
Shimamura Co Ltd	143,337	8,662,400
Sumitomo Mitsui Financial Group Inc	533,542	12,961,540
Sumitomo Mitsui Trust Holdings Inc	351,724	10,105,089
T&D Holdings Inc	1,580,526	12,812,742
Takeda Pharmaceutical Co Ltd	477,735	14,546,118
THK Co Ltd	248,171	5,000,311
Z Holdings Corp	2,174,378	6,932,256

		228,298,509

Luxembourg - 0.5%

RTL Group SA	105,919	3,547,010

Malaysia - 0.5%

CIMB Group Holdings Bhd	4,414,857	3,673,801

Netherlands - 4.9%

ABN AMRO Bank NV CVA ~	991,531	8,046,037
ING Groep NV	1,884,217	9,654,903
PostNL NV	1,877,388	2,375,575
Royal Dutch Shell PLC ‘B’	1,079,358	18,105,217

		38,181,732

Norway - 1.9%

Equinor ASA	656,140	8,179,526

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Norsk Hydro ASA	3,278,854	$7,069,737

		15,249,263

Russia - 2.1%

Gazprom PJSC ADR (OTC)	22,278	101,588
Gazprom PJSC ADR (SEAQ)	1,398,406	6,341,405
LUKOIL PJSC ADR (OTC)	209	12,364
LUKOIL PJSC ADR (SEAQ)	37,427	2,205,637
Sberbank of Russia PJSC ADR (SEAQ)	452,638	4,263,770
VEON Ltd ADR	2,190,353	3,307,433

		16,232,197

South Africa - 2.0%

Anglo American PLC	413,760	7,250,571
Gold Fields Ltd ADR	759,694	3,608,546
Impala Platinum Holdings Ltd	511,011	2,129,187
MTN Group Ltd	856,581	2,296,799

		15,285,103

South Korea - 3.4%

KB Financial Group Inc	355,663	10,002,672
KT Corp ADR	1,042,330	8,109,327
Shinhan Financial Group Co Ltd	360,399	8,431,248

		26,543,247

Spain - 1.2%

CaixaBank SA (SIBE)	4,997,319	9,248,061

Switzerland - 6.6%

Adecco Group AG	315,462	12,431,286
Julius Baer Group Ltd	287,693	9,636,986
LafargeHolcim Ltd (XVTX)	381,592	13,925,629
UBS Group AG (XVTX)	1,722,214	15,786,005

		51,779,906

Taiwan - 1.0%

Innolux Corp	17,745,161	3,058,465
Shin Kong Financial Holding Co Ltd	17,699,836	4,439,250

		7,497,715

Thailand - 0.9%

Kasikornbank PCL NVDR	2,447,604	6,807,382

United Kingdom - 9.7%

Babcock International Group PLC	1,151,529	5,434,644
BP PLC	3,720,863	15,259,052
BT Group PLC	4,874,437	7,090,186
Centrica PLC	6,716,931	3,164,956
HSBC Holdings PLC	14,941	83,875
J Sainsbury PLC	4,630,493	11,980,980
Kingfisher PLC	3,770,270	6,622,512
Land Securities Group PLC REIT	560,012	3,861,795
Marks & Spencer Group PLC	2,537,745	3,076,344
Standard Chartered PLC	2,061,050	11,395,119
The British Land Co PLC REIT *	836,199	3,487,106
WPP PLC	638,710	4,342,544

		75,799,113

United States - 0.1%

Ovintiv Inc	411,989	1,130,020

Total Common Stocks (Cost $1,148,827,149)		755,115,270

	Shares	Value
EXCHANGE-TRADED FUND - 0.4%

iShares Core MSCI EAFE	62,206	$3,103,457

Total Exchange-Traded Fund (Cost $2,898,722)		3,103,457

	Principal Amount
SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $10,729,723; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $10,945,992)	$10,729,723	10,729,723

Total Short-Term Investment (Cost $10,729,723)		10,729,723

TOTAL INVESTMENTS - 98.5% (Cost $1,162,455,594)		768,948,450

OTHER ASSETS & LIABILITIES, NET - 1.5%		11,852,000

NET ASSETS - 100.0%		$780,800,450

Notes to Schedule of Investments

(a)	As of March 31, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	32.9%
Energy	14.0%
Consumer, Cyclical	11.6%
Communications	11.0%
Industrial	9.8%
Consumer, Non-Cyclical	6.8%
Basic Materials	6.3%
Others (each less than 3.0%)	6.1%

98.5%
Other Assets & Liabilities, Net	1.5%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Argentina	$1,853,477	$1,853,477	$-	$-
	Austria	3,800,898	-	3,800,898	-
	Belgium	8,675,064	-	8,675,064	-
	Canada	23,848,706	23,848,706	-	-
	China	40,556,599	-	40,556,599	-
	Denmark	9,973,404	-	9,973,404	-
	Finland	9,911,634	-	9,911,634	-
	France	77,512,149	-	77,512,149	-
	Germany	19,464,992	-	19,464,992	-
	Hong Kong	6,573,112	-	6,573,112	-
	India	8,003,076	-	8,003,076	-
	Ireland	7,283,263	-	7,283,263	-
	Italy	38,385,837	-	38,385,837	-
	Japan	228,298,509	-	228,298,509	-
	Luxembourg	3,547,010	-	3,547,010	-
	Malaysia	3,673,801	-	3,673,801	-
	Netherlands	38,181,732	-	38,181,732	-
	Norway	15,249,263	-	15,249,263	-
	Russia	16,232,197	3,421,385	12,810,812	-
	South Africa	15,285,103	3,608,546	11,676,557	-
	South Korea	26,543,247	8,109,327	18,433,920	-
	Spain	9,248,061	-	9,248,061	-
	Switzerland	51,779,906	-	51,779,906	-
	Taiwan	7,497,715	-	7,497,715	-
	Thailand	6,807,382	-	6,807,382	-
	United Kingdom	75,799,113	-	75,799,113	-
	United States	1,130,020	1,130,020	-	-

	Total Common Stocks	755,115,270	41,971,461	713,143,809	-

	Exchange-Traded Fund	3,103,457	3,103,457	-	-
	Short-Term Investment	10,729,723	-	10,729,723	-

	Total	$768,948,450	$45,074,918	$723,873,532	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Consumer, Non-Cyclical - 98.5%

10X Genomics Inc ‘A’ *	4,269	$266,044
Abbott Laboratories	193,884	15,299,386
ABIOMED Inc *	9,346	1,356,665
ACADIA Pharmaceuticals Inc *	9,185	388,066
Acceleron Pharma Inc *	33,318	2,994,289
Agios Pharmaceuticals Inc *	21,560	764,949
Alcon Inc * (Switzerland)	100,917	5,128,602
Alector Inc *	19,049	459,652
Alexion Pharmaceuticals Inc *	20,006	1,796,339
Allakos Inc *	26,778	1,191,353
Allogene Therapeutics Inc *	6,946	135,030
Alnylam Pharmaceuticals Inc *	27,471	2,990,218
Amedisys Inc *	15,815	2,902,685
AmerisourceBergen Corp	12,100	1,070,850
Amgen Inc	53,148	10,774,694
Anthem Inc	38,976	8,849,111
Apellis Pharmaceuticals Inc *	20,363	545,525
Arcutis Biotherapeutics Inc *	10,079	300,354
Arena Pharmaceuticals Inc *	27,483	1,154,286
AstraZeneca PLC (United Kingdom)	35,682	3,179,227
Atreca Inc ‘A’ *	17,722	293,299
Avantor Inc *	123,296	1,539,967
Baxter International Inc	108,836	8,836,395
Becton Dickinson and Co	15,748	3,618,418
Biogen Inc *	13,233	4,186,657
BioMarin Pharmaceutical Inc *	50,518	4,268,771
Blueprint Medicines Corp *	8,719	509,887
Boston Scientific Corp *	240,904	7,860,697
Bristol-Myers Squibb Co	142,284	7,930,910
Centene Corp *	67,217	3,993,362
ChemoCentryx Inc *	6,678	268,322
Cigna Corp	46,176	8,181,464
ConvaTec Group PLC ~ (United Kingdom)	1,032,787	2,374,632
Corbus Pharmaceuticals Holdings Inc *	34,158	178,988
Dicerna Pharmaceuticals Inc *	12,811	235,338
Edwards Lifesciences Corp *	45,966	8,670,107
Eidos Therapeutics Inc *	8,547	418,718
Eisai Co Ltd (Japan)	27,000	1,974,979
Eli Lilly & Co	64,578	8,958,260
Encompass Health Corp	33,267	2,130,086
Envista Holdings Corp *	32,522	485,879
Galapagos NV ADR * (Belgium)	6,247	1,223,912
Genfit ADR * (France)	6,485	93,449
Genmab AS * (Denmark)	12,739	2,558,865
Genmab AS ADR * (Denmark)	35,375	749,596
Gilead Sciences Inc	66,655	4,983,128
GlaxoSmithKline PLC (United Kingdom)	85,961	1,612,986
Halozyme Therapeutics Inc *	27,251	490,245
Hansoh Pharmaceutical Group Co Ltd * ~ (China)	748,000	2,499,419
HCA Healthcare Inc	35,282	3,170,088
Hua Medicine * ~ (China)	340,000	133,759
Humana Inc	30,085	9,447,292
Illumina Inc *	12,564	3,431,480
Immunomedics Inc *	16,261	219,198
Immunovant Inc *	30,008	467,075
Incyte Corp *	23,465	1,718,342
Intuitive Surgical Inc *	15,069	7,462,319
IQVIA Holdings Inc *	22,424	2,418,653
Johnson & Johnson	62,120	8,145,796
Kodiak Sciences Inc *	4,040	192,708
LHC Group Inc *	17,148	2,404,150
Masimo Corp *	26,646	4,719,540
Medtronic PLC	125,590	11,325,706
Merck & Co Inc	121,814	9,372,369

	Shares	Value
Merck KGaA (Germany)	22,211	$2,242,468
Mirati Therapeutics Inc*	9,224	709,049
Molecular Templates Inc*	19,204	255,221
MyoKardia Inc *	12,290	576,155
Nektar Therapeutics *	21,272	379,705
Neurocrine Biosciences Inc *	31,543	2,730,047
Nevro Corp *	14,003	1,400,020
NextCure Inc *	9,539	353,611
Passage Bio Inc *	7,332	115,479
Pfizer Inc	242,285	7,908,182
PPD Inc *	69,494	1,237,688
Principia Biopharma Inc *	4,357	258,719
Quest Diagnostics Inc	11,074	889,242
Ra Pharmaceuticals Inc *	45,095	2,165,011
RAPT Therapeutics Inc *	7,465	158,781
Reata Pharmaceuticals Inc ‘A’ *	3,767	543,729
Regeneron Pharmaceuticals Inc *	7,194	3,512,758
ResMed Inc	22,077	3,251,721
Roche Holding AG (Switzerland)	10,632	3,420,759
Sanofi (France)	60,115	5,204,444
Sanofi ADR (France)	47,044	2,056,764
Sarepta Therapeutics Inc *	7,608	744,215
Seattle Genetics Inc *	55,040	6,350,515
SI-BONE Inc *	4,175	49,891
Silk Road Medical Inc *	8,244	259,521
Stryker Corp	53,351	8,882,408
Syndax Pharmaceuticals Inc *	19,770	216,877
Teladoc Health Inc *	35,855	5,557,884
Teleflex Inc	16,635	4,871,726
Thermo Fisher Scientific Inc	18,121	5,139,116
Tricida Inc *	11,755	258,610
UnitedHealth Group Inc	123,209	30,725,860
Urovant Sciences Ltd * (United Kingdom)	7,191	66,301
Varian Medical Systems Inc *	37,720	3,872,335
Vertex Pharmaceuticals Inc *	36,066	8,581,905
WuXi AppTec Co Ltd ‘H’ ~ (China)	146,580	1,781,808
Wuxi Biologics Cayman Inc * ~ (China)	104,000	1,327,750
Zimmer Biomet Holdings Inc	20,947	2,117,323
Zoetis Inc	78,999	9,297,392

		346,773,526

Industrial - 0.5%

Agilent Technologies Inc	24,781	1,774,815

Technology - 0.2%

Cerner Corp	8,468	533,399

Total Common Stocks (Cost $285,030,531)		349,081,740

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $3,898,325; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $3,980,818)	$3,898,325	$3,898,325

Total Short-Term Investment (Cost $3,898,325)		3,898,325

TOTAL INVESTMENTS - 100.3% (Cost $288,928,856)		352,980,065

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,057,300)

NET ASSETS - 100.0%		$351,922,765

Notes to Schedule of Investments

(a)	As of March 31, 2020, the Fund’s composition by health care sector as a percentage of net assets was as follows:

Medical-Drugs	22.7%
Medical-Biomedical/Gene	19.2%
Medical-HMO	15.1%
Medical Products	14.0%
Medical Instruments	11.6%
Medical Labs & Testing Service	3.8%
Others (each less than 3.0%)	12.8%

	99.2%
Short-Term Investment	1.1%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer, Non-Cyclical	$346,773,526	$318,596,189	$28,177,337	$-
	Industrial	1,774,815	1,774,815	-	-
	Technology	533,399	533,399	-	-

	Total Common Stocks	349,081,740	320,904,403	28,177,337	-

	Short-Term Investment	3,898,325	-	3,898,325	-

	Total	$352,980,065	$320,904,403	$32,075,662	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Consumer, Cyclical - 0.6%

Hilton Worldwide Holdings Inc	39,277	$2,680,262

Financial - 97.1%

Alexandria Real Estate Equities Inc REIT	139,449	19,112,880
American Homes 4 Rent ‘A’ REIT	741,544	17,203,821
American Tower Corp REIT	55,637	12,114,957
Americold Realty Trust REIT	173,644	5,910,842
Apartment Investment & Management Co ‘A’ REIT	264,696	9,304,064
AvalonBay Communities Inc REIT	172,488	25,385,059
Boston Properties Inc REIT	72,587	6,694,699
Brandywine Realty Trust REIT	250,404	2,634,250
CoreSite Realty Corp REIT	58,483	6,778,180
Cousins Properties Inc REIT	293,936	8,603,507
CubeSmart REIT	274,349	7,349,810
Digital Realty Trust Inc REIT	56,894	7,903,146
Duke Realty Corp REIT	229,746	7,439,175
EPR Properties REIT	59,203	1,433,897
Equinix Inc REIT	67,635	42,242,792
Equity LifeStyle Properties Inc REIT	155,425	8,933,829
Equity Residential REIT	59,865	3,694,269
Essential Properties Realty Trust Inc REIT	469,014	6,125,323
Essex Property Trust Inc REIT	80,648	17,761,916
Extra Space Storage Inc REIT	122,355	11,716,715
First Industrial Realty Trust Inc REIT	132,950	4,417,928
Healthcare Realty Trust Inc REIT	166,763	4,657,691
Healthcare Trust of America Inc ‘A’ REIT	608,811	14,781,931
Healthpeak Properties Inc REIT	327,600	7,813,260
Invitation Homes Inc REIT	966,280	20,649,404
Kilroy Realty Corp REIT	106,705	6,797,108
Park Hotels & Resorts Inc REIT	267,995	2,119,840
Prologis Inc REIT	499,831	40,171,417
Public Storage REIT	25,396	5,043,900
Regency Centers Corp REIT	225,984	8,684,565
Sabra Health Care REIT Inc	276,161	3,015,678
Simon Property Group Inc REIT	92,298	5,063,468
STORE Capital Corp REIT	526,618	9,542,318
Sun Communities Inc REIT	117,108	14,620,934
Sunstone Hotel Investors Inc REIT	230,788	2,010,163
Terreno Realty Corp REIT	190,448	9,855,684
VICI Properties Inc REIT	345,125	5,742,880
Welltower Inc REIT	189,089	8,656,494
Weyerhaeuser Co REIT	109,577	1,857,330

		403,845,124

Total Common Stocks (Cost $451,843,043)		406,525,386

	Principal Amount

SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $7,845,726; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $8,006,930)	$7,845,726	7,845,726

Value

Total Short-Term Investment (Cost $7,845,726)	$7,845,726

TOTAL INVESTMENTS - 99.6% (Cost $459,688,769)	414,371,112

OTHER ASSETS & LIABILITIES, NET - 0.4%	1,537,402

NET ASSETS - 100.0%	$415,908,514

Notes to Schedule of Investments

(a)	As of March 31, 2020, the Fund’s composition by real estate sector as a percentage of net assets was as follow:

REITS-Apartments	22.6%
REITS-Diversified	20.6%
REITS-Warehouse/Industrial	14.5%
REITS-Office Property	10.5%
REITS-Health Care	9.3%
REITS-Storage	5.8%
REITS-Manufactured Homes	5.7%
REITS-Single Tenant	3.8%
Others (each less than 3.0%)	4.9%

97.7%
Short-Term Investment	1.9%
Other Assets & Liabilities, Net	0.4%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
	Common Stocks	$406,525,386	$406,525,386	$-	$-
	Short-Term Investment	7,845,726	-	7,845,726	-

	Total	$414,371,112	$406,525,386	$7,845,726	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%

Communications - 29.0%

Alibaba Group Holding Ltd ADR * (China)	8,271	$1,608,544
Alphabet Inc ‘A’ *	8,751	10,168,224
Amazon.com Inc *	9,824	19,154,049
Charter Communications Inc ‘A’ *	3,591	1,566,789
Chewy Inc ‘A’ *	36,999	1,387,093
Facebook Inc ‘A’ *	56,346	9,398,513
GoDaddy Inc ‘A’ *	2,801	159,965
Q2 Holdings Inc *	12,832	757,858
Shopify Inc ‘A’ * (Canada)	564	235,149
Tencent Holdings Ltd (China)	26,900	1,329,602
Wix.com Ltd * (Israel)	9,897	997,816
Wolters Kluwer NV (Netherlands)	15,180	1,074,502
Zendesk Inc *	13,167	842,820

		48,680,924

Consumer, Non-Cyclical - 10.6%

Bio-Techne Corp	6,162	1,168,439
Clarivate Analytics PLC * (United Kingdom)	61,436	1,274,797
Equifax Inc	7,864	939,355
Global Payments Inc	35,779	5,160,405
Guardant Health Inc *	5,972	415,651
IHS Markit Ltd	18,805	1,128,300
Illumina Inc *	3,372	920,961
PayPal Holdings Inc *	36,022	3,448,746
Square Inc ‘A’ *	25,680	1,345,118
TransUnion	15,474	1,024,069
Verisk Analytics Inc	7,461	1,039,914

		17,865,755

Financial - 10.2%

Mastercard Inc ‘A’	28,710	6,935,187
Nasdaq Inc	12,566	1,193,142
Tradeweb Markets Inc ‘A’	20,993	882,546
Visa Inc ‘A’	49,882	8,036,988

		17,047,863

Industrial - 1.6%

L3Harris Technologies Inc	9,506	1,712,221
Northrop Grumman Corp	3,190	965,134

		2,677,355

Technology - 43.9%

Activision Blizzard Inc *	41,602	2,474,487
Adobe Inc *	21,718	6,911,536
Apple Inc	19,710	5,012,056
Applied Materials Inc	21,693	993,973
Autodesk Inc *	8,305	1,296,411
Black Knight Inc *	16,895	980,924
Blue Prism Group Plc * (United Kingdom)	56,763	787,997
CACI International Inc ‘A’ *	3,161	667,445
Constellation Software Inc (Canada)	1,786	1,623,200
DocuSign Inc *	13,933	1,287,409
Electronic Arts Inc *	29,220	2,926,967
Endava PLC ADR * (United Kingdom)	38,308	1,346,909
EPAM Systems Inc *	7,025	1,304,262
Everbridge Inc *	2,876	305,891
Fidelity National Information Services Inc	33,618	4,089,294
Fiserv Inc *	57,483	5,460,310
HubSpot Inc *	11,677	1,555,260
Marvell Technology Group Ltd	58,481	1,323,425
Microchip Technology Inc	7,416	502,805
Microsoft Corp	96,763	15,260,493
NetEase Inc ADR (China)	838	268,965

	Shares	Value
NVIDIA Corp	10,240	$2,699,264
NXP Semiconductors NV (Netherlands)	8,166	677,206
OneConnect Financial Technology Co Ltd ADR * (China)	34,923	354,468
PAE Inc *	64,937	421,441
Rakus Co Ltd (Japan)	70,800	1,049,000
RingCentral Inc ‘A’ *	10,870	2,303,462
salesforce.com Inc *	37,958	5,465,193
ServiceNow Inc *	9,968	2,856,629
Silicon Laboratories Inc *	5,069	432,943
The Descartes Systems Group Inc * (Canada)	24,688	849,248
Workday Inc ‘A’ *	1,664	216,686

		73,705,559

Total Common Stocks (Cost $118,651,032)		159,977,456

	Principal Amount

SHORT-TERM INVESTMENT - 4.7%

Repurchase Agreement - 4.7%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $7,810,659; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $7,971,702)	$7,810,659	7,810,659

Total Short-Term Investment (Cost $7,810,659)		7,810,659

TOTAL INVESTMENTS - 100.0% (Cost $126,461,691)		167,788,115

OTHER ASSETS & LIABILITIES, NET - 0.0%		32,988

NET ASSETS - 100.0%		$167,821,103

Notes to Schedule of Investments

(a)	As of March 31, 2020, the Fund’s composition by technology sector as a percentage of net assets was as follows:

Applications Software	16.0%
E-Commerce/Products	13.2%
Finance-Credit Card	8.9%
Commercial Services-Finance	8.5%
Data Processing/Management	6.5%
Web Portals/ISP	6.0%
Internet Content-Entertainment	5.6%
Electronic Forms	4.1%
Entertainment Software	3.4%
Others (each less than 3.0%)	23.1%

95.3%
Short-Term Investment	4.7%
Other Assets & Liabilities, Net	0.0%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
	Common Stocks
	Communications	$48,680,924	$47,351,322	$1,329,602	$-
	Consumer, Non-Cyclical	17,865,755	17,865,755	-	-
	Financial	17,047,863	17,047,863	-	-
	Industrial	2,677,355	2,677,355	-	-
	Technology	73,705,559	71,868,562	1,836,997	-

	Total Common Stocks	159,977,456	156,810,857	3,166,599	-

	Short-Term Investment	7,810,659	-	7,810,659	-

	Total	$167,788,115	$156,810,857	$10,977,258	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount		Value
CORPORATE BONDS & NOTES - 4.8%

Communications - 0.7%

AT&T Inc
2.594% (USD LIBOR + 0.890%) due 02/15/23 §		$290,000	$273,809
2.781% (USD LIBOR + 0.950%) due 07/15/21 §		2,000,000	1,954,360

			2,228,169

Consumer, Cyclical - 1.1%

Daimler Finance North America LLC (Germany) 2.592% (USD LIBOR + 0.900%) due 02/15/22 § ~		3,840,000	3,560,155

Energy - 2.7%

MPLX LP 1.899% (USD LIBOR + 0.900%) due 09/09/21 §		6,720,000	6,351,649
Phillips 66 2.581% (USD LIBOR + 0.750%) due 04/15/20 § ~		1,940,000	1,938,304

			8,289,953

Industrial - 0.3%

General Electric Co 2.631% (USD LIBOR + 0.800%) due 04/15/20 §		980,000	977,129

Total Corporate Bonds & Notes (Cost $15,809,489)			15,055,406

ASSET-BACKED SECURITIES - 1.9%

Golden Credit Card Trust (Canada) 1.055% (USD LIBOR + 0.350%) due 10/15/23 § ~		2,200,000	2,150,108
Navient Student Loan Trust 1.447% (USD LIBOR + 0.500%) due 01/25/68 § ~		3,859,304	3,798,325

Total Asset-Backed Securities (Cost $6,059,305)			5,948,433

FOREIGN GOVERNMENT BONDS & NOTES - 22.1%

Bundesrepublik Deutschland Bundesanleihe (Germany)
2.250% due 09/04/20 ~	EUR	5,900,000	6,588,979
2.500% due 01/04/21 ~		8,950,000	10,114,200
Canadian Government (Canada)
0.750% due 09/01/20	CAD	11,100,000	7,901,799
2.250% due 02/01/21		13,100,000	9,454,285
French Republic Government OAT (France)
(0.487%) due 05/25/20 ~	EUR	10,600,000	11,699,338
(0.513%) due 02/25/21 ~		3,890,000	4,310,331
United Kingdom Gilt (United Kingdom) 3.750% due 09/07/20 ~	GBP	14,750,000	18,611,688

Total Foreign Government Bonds & Notes (Cost $70,978,799)			68,680,620

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 76.4%

Repurchase Agreement - 54.5%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $169,041,749; collateralized by U.S. Treasury Notes: 0.500%-1.375% due 10/15/22-03/15/23 and value $172,426,351)	$169,041,749	$169,041,749

U.S. Treasury Bills - 21.9%

1.457% due 12/03/20 ‡	8,100,000	8,094,949
1.492% due 11/05/20 ‡	8,000,000	7,995,265
1.528% due 06/18/20 ‡	8,000,000	7,998,197
1.531% due 06/18/20	16,990,000	16,986,172
1.539% due 07/30/20 ‡	5,700,000	5,698,000
1.749% due 06/18/20	21,100,000	21,095,246

		67,867,829

Total Short-Term Investments (Cost $236,595,095)		236,909,578

TOTAL INVESTMENTS - 105.2% (Cost $329,442,688)		326,594,037

DERIVATIVES - (10.7%)		(33,240,122)

OTHER ASSETS & LIABILITIES, NET - 5.5%		17,067,397

NET ASSETS - 100.0%		$310,421,312

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of March 31, 2020 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	3,300,000	USD	1,965,629	04/20	BRC	$64,493	$-
AUD	310,531,213	USD	212,058,600	04/20	CIT	-	(21,030,120)
AUD	97,402,268	USD	65,356,648	04/20	GSC	-	(5,438,008)
AUD	52,315,000	USD	30,578,327	04/20	GSC	1,605,252	-
AUD	19,031,139	USD	13,142,429	04/20	RBC	-	(1,435,105)
AUD	21,847,675	USD	13,741,641	04/20	SCB	-	(301,677)
BRL	14,080,000	USD	2,823,907	04/20	BRC	-	(118,748)
BRL	307,845,163	USD	73,610,854	04/20	GSC	-	(14,442,745)
BRL	274,370,000	USD	56,020,173	04/20	MSC	-	(3,306,080)
CAD	12,650,000	USD	8,724,740	04/20	BRC	267,132	-
CAD	12,675,000	USD	9,085,500	04/20	CIB	-	(75,858)
CAD	42,245,000	USD	29,292,967	04/20	CIB	735,620	-
CAD	13,441,386	USD	10,282,972	04/20	CIT	-	(729,329)
CAD	69,351,554	USD	51,951,794	04/20	GSC	-	(2,659,259)
CAD	179,725,000	USD	125,248,616	04/20	GSC	2,503,493	-
CAD	2,220,000	USD	1,559,944	04/20	MSC	18,076	-
CAD	1,035,817	USD	792,102	04/20	RBC	-	(55,881)
CAD	47,695,592	USD	32,909,399	04/20	RBC	990,875	-
CAD	47,486,354	USD	35,464,145	04/20	SCB	-	(1,712,590)
CHF	10,360,000	USD	10,569,811	04/20	BRC	207,939	-
CHF	13,890,000	USD	14,579,751	04/20	CIB	-	(129,660)
CHF	20,628,507	USD	21,573,942	04/20	CIT	-	(120,534)
CHF	89,330,851	USD	92,051,007	04/20	CIT	852,040	-
CHF	39,438,427	USD	41,501,193	04/20	GSC	-	(485,688)
CHF	200,565,691	USD	204,702,113	04/20	GSC	3,924,352	-
CHF	1,525,000	USD	1,595,884	04/20	MSC	-	(9,391)
CHF	2,000,000	USD	2,075,551	04/20	MSC	5,096	-
CHF	49,379,197	USD	52,678,504	04/20	SCB	-	(1,324,713)
CHF	48,796,632	USD	50,368,508	04/20	SCB	379,422	-
CLP	1,077,584,805	USD	1,396,649	04/20	CIT	-	(136,972)
CLP	50,766,900,000	USD	59,584,203	04/20	MSC	-	(228,371)
CLP	11,128,631,421	USD	14,338,248	04/20	RBC	-	(1,329,079)
COP	21,394,983,000	USD	5,260,630	04/20	GSC	-	(2,483)
COP	441,625,312,000	USD	108,989,465	04/20	SSB	-	(453,236)
CZK	606,580,723	USD	26,896,981	04/20	CIT	-	(2,491,493)
CZK	96,879,515	USD	4,279,773	04/20	SSB	-	(381,872)
EUR	2,371,537	USD	2,620,097	04/20	CIT	-	(2,603)
EUR	16,795,579	USD	18,400,120	04/20	CIT	137,361	-
EUR	134,066,080	USD	149,987,946	04/20	GSC	-	(2,017,615)
EUR	52,574,841	USD	57,392,153	04/20	GSC	635,326	-
EUR	44,555,000	USD	47,696,128	04/20	MSC	1,491,950	-
EUR	2,142,835	USD	2,318,314	04/20	RBC	46,759	-
EUR	42,605,719	USD	47,582,909	04/20	SCB	-	(558,469)
EUR	42,129,817	USD	45,766,510	04/20	SCB	732,671	-
EUR	82,549,871	USD	92,169,914	04/20	SSB	-	(1,058,637)
EUR	25,743,095	USD	27,900,341	04/20	SSB	512,620	-
GBP	75,370,172	USD	98,338,785	04/20	CIT	-	(4,683,407)
GBP	7,289,234	USD	8,620,220	04/20	CIT	437,421	-
GBP	32,712,843	USD	42,411,841	04/20	GSC	-	(1,762,688)
GBP	24,170,000	USD	28,332,992	04/20	MSC	1,705,188	-
GBP	7,765,887	USD	10,120,815	04/20	RBC	-	(470,882)
GBP	26,186,033	USD	34,047,009	04/20	SCB	-	(1,508,105)
GBP	7,607,878	USD	9,389,643	04/20	SCB	63,947	-
GBP	38,024,934	USD	49,621,398	04/20	SSB	-	(2,371,413)
HUF	6,850,463,781	USD	23,049,237	04/20	GSC	-	(2,095,527)
HUF	10,783,650,000	USD	32,951,177	04/20	GSC	37,914	-
JPY	3,001,639,383	USD	28,335,695	04/20	CIT	-	(395,877)
JPY	29,733,074,476	USD	271,869,962	04/20	CIT	4,891,026	-
JPY	6,054,258,960	USD	58,480,000	04/20	GSC	-	(2,108,617)
JPY	1,349,600,000	USD	12,154,726	04/20	GSC	411,439	-
JPY	288,500,000	USD	2,672,680	04/20	JPM	13,552	-
JPY	217,200,000	USD	1,969,354	04/20	MSC	53,002	-
JPY	584,392,833	USD	5,421,280	04/20	RBC	18,357	-
JPY	1,455,634,461	USD	13,649,986	04/20	SCB	-	(100,670)
JPY	1,777,005,697	USD	16,223,117	04/20	SCB	317,582	-
JPY	18,978,400,000	USD	183,045,451	04/20	SSB	-	(6,337,012)
JPY	10,736,693,529	USD	98,116,511	04/20	SSB	1,822,630	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
KRW	34,231,763,300	USD	29,666,144	04/20	CIT	$-	($1,552,929)
KRW	17,005,380,686	USD	14,175,876	04/20	SCB	-	(210,019)
MXN	2,442,800,000	USD	109,163,222	04/20	BRC	-	(6,572,044)
MXN	85,820,000	USD	3,539,042	04/20	BRC	65,172	-
MXN	99,243,448	USD	3,976,976	04/20	CIT	194,577	-
MXN	678,346,162	USD	35,664,073	04/20	GSC	-	(7,150,785)
MXN	149,590,000	USD	6,152,298	04/20	JPM	130,089	-
MXN	133,817,221	USD	5,514,188	04/20	RBC	110,623	-
MXN	247,724,690	USD	11,240,542	04/20	SCB	-	(827,798)
MXN	533,027,738	USD	27,927,097	04/20	SSB	-	(5,522,057)
MYR	130,132,000	USD	30,480,875	04/20	BRC	-	(275,221)
MYR	6,286,000	USD	1,448,387	04/20	GSC	10,691	-
NOK	2,262,400,000	USD	226,886,627	04/20	BRC	-	(9,237,541)
NOK	1,348,815,397	USD	150,612,368	04/20	CIT	-	(20,858,168)
NOK	19,126,137	USD	1,723,397	04/20	CIT	116,511	-
NOK	402,815,639	USD	44,600,126	04/20	GSC	-	(5,849,812)
NOK	115,750,000	USD	10,762,806	04/20	JPM	372,662	-
NOK	126,070,000	USD	11,117,558	04/20	MSC	1,010,722	-
NOK	161,239,211	USD	18,146,738	04/20	RBC	-	(2,635,746)
NOK	13,536,680	USD	1,190,844	04/20	SCB	111,366	-
NZD	22,318,073	USD	14,437,338	04/20	CIT	-	(1,122,527)
NZD	12,636,199	USD	7,389,630	04/20	CIT	149,041	-
NZD	63,145,540	USD	39,945,776	04/20	GSC	-	(2,273,576)
NZD	123,255,888	USD	70,973,743	04/20	GSC	2,558,100	-
NZD	34,913,476	USD	21,792,179	04/20	SCB	-	(963,037)
NZD	17,170,000	USD	9,994,657	04/20	SCB	248,848	-
NZD	22,135,288	USD	13,570,038	04/20	SSB	-	(364,276)
NZD	20,740,516	USD	11,917,363	04/20	SSB	456,186	-
PLN	25,960,834	USD	6,847,981	04/20	CIT	-	(573,148)
SEK	1,769,939,889	USD	187,857,689	04/20	GSC	-	(8,857,668)
SEK	54,680,000	USD	5,415,450	04/20	JPM	115,288	-
SEK	1,135,530,000	USD	117,920,786	04/20	MSC	-	(3,064,925)
SEK	48,182,344	USD	5,113,406	04/20	SCB	-	(240,562)
SEK	228,877,857	USD	23,887,018	04/20	SSB	-	(739,824)
THB	134,210,000	USD	4,090,895	04/20	GSC	-	(1,035)
THB	2,320,250,000	USD	71,577,327	04/20	MSC	-	(870,991)
TRY	35,147,911	USD	5,850,185	04/20	GSC	-	(568,892)
TRY	54,045,272	USD	8,189,298	04/20	RBC	-	(68,505)
TRY	34,358,850	USD	5,718,945	04/20	SSB	-	(556,216)
USD	2,414,717	AUD	4,045,000	04/20	BRC	-	(73,720)
USD	5,935,999	AUD	10,129,864	04/20	CIT	-	(295,557)
USD	14,470,668	AUD	21,440,568	04/20	CIT	1,281,143	-
USD	26,804,931	AUD	46,009,150	04/20	GSC	-	(1,498,369)
USD	139,465,539	AUD	202,144,041	04/20	GSC	15,113,244	-
USD	31,129,834	AUD	51,147,368	04/20	SCB	-	(334,327)
USD	6,553,319	AUD	9,470,114	04/20	SCB	727,620	-
USD	27,381,465	AUD	47,619,194	04/20	SSB	-	(1,912,280)
USD	68,889,514	AUD	106,389,486	04/20	SSB	3,440,281	-
USD	2,499,261	BRL	12,690,000	04/20	BRC	61,160	-
USD	43,729,799	BRL	217,824,378	04/20	GSC	1,875,327	-
USD	38,131,709	BRL	180,827,765	04/20	SCB	3,376,456	-
USD	7,784,084	BRL	40,212,580	04/20	SSB	55,191	-
USD	10,640,138	CAD	15,140,000	04/20	BRC	-	(121,676)
USD	58,480,000	CAD	80,760,295	04/20	CIB	1,073,974	-
USD	13,737,185	CAD	18,249,850	04/20	CIT	765,862	-
USD	35,504,869	CAD	46,614,274	04/20	GSC	2,373,156	-
USD	1,380,007	CAD	1,945,000	04/20	JPM	-	(2,538)
USD	224,528,698	CAD	309,780,000	04/20	JPM	4,330,905	-
USD	5,965,206	CAD	7,793,840	04/20	SCB	425,631	-
USD	104,535,811	CAD	137,704,376	04/20	SSB	6,660,602	-
USD	11,955,734	CHF	11,670,000	04/20	BRC	-	(184,839)
USD	178,860,950	CHF	167,580,000	04/20	CIB	4,523,564	-
USD	150,752,014	CHF	144,568,871	04/20	CIT	402,067	-
USD	85,972,998	CHF	82,815,149	04/20	GSC	-	(153,795)
USD	58,480,000	CHF	54,825,000	04/20	GSC	1,444,272	-
USD	3,507,112	CHF	3,365,000	04/20	JPM	6,424	-
USD	1,655,511	CHF	1,620,000	04/20	MSC	-	(29,813)
USD	7,876,198	CHF	7,528,708	04/20	RBC	46,430	-
USD	31,477,596	CHF	30,300,963	04/20	SCB	-	(35,054)
USD	81,442,069	CHF	78,319,580	04/20	SSB	-	(9,385)
USD	38,004,267	CLP	32,250,716,559	04/20	GSC	297,473	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	7,702,307	CLP	6,674,048,585	04/20	RBC	$-	($99,535)
USD	4,532,786	COP	18,697,741,000	04/20	GSC	-	(62,472)
USD	62,454,545	COP	254,000,137,000	04/20	MSC	30,095	-
USD	30,997,748	CZK	703,464,398	04/20	GSC	2,694,191	-
USD	52,923,035	EUR	48,905,000	04/20	CIB	-	(1,067,381)
USD	56,140,570	EUR	51,330,271	04/20	CIT	-	(513,261)
USD	155,783,398	EUR	139,146,205	04/20	CIT	2,206,072	-
USD	84,986,630	EUR	78,251,773	04/20	GSC	-	(1,380,786)
USD	95,044,208	EUR	84,776,267	04/20	GSC	1,475,632	-
USD	28,581,098	EUR	25,395,000	04/20	MSC	545,383	-
USD	19,513,525	EUR	17,478,754	04/20	RBC	222,017	-
USD	27,609,035	EUR	25,138,328	04/20	SCB	-	(136,437)
USD	34,851,863	EUR	30,999,246	04/20	SCB	637,626	-
USD	8,219,956	GBP	6,735,799	04/20	CIT	-	(149,983)
USD	42,875,780	GBP	32,870,932	04/20	CIT	2,030,185	-
USD	9,117,254	GBP	7,753,064	04/20	GSC	-	(516,745)
USD	167,950,376	GBP	128,699,490	04/20	GSC	8,027,704	-
USD	49,873,072	GBP	39,110,000	04/20	MSC	1,267,643	-
USD	8,878,752	GBP	7,552,849	04/20	SCB	-	(506,458)
USD	58,113,510	HUF	17,417,200,000	04/20	CIB	4,831,217	-
USD	16,808,837	HUF	5,002,814,051	04/20	CIT	1,506,586	-
USD	2,962,860	HUF	962,100,000	04/20	GSC	19,626	-
USD	6,208,680	HUF	1,847,827,324	04/20	SSB	556,677	-
USD	145,035,384	JPY	15,844,677,023	04/20	CIT	-	(2,449,819)
USD	31,005,581	JPY	3,285,202,151	04/20	CIT	426,308	-
USD	207,171,077	JPY	22,869,172,040	04/20	GSC	-	(5,737,670)
USD	45,676,214	JPY	4,819,056,134	04/20	GSC	814,389	-
USD	2,815,964	JPY	304,200,000	04/20	MSC	-	(16,451)
USD	16,219,878	JPY	1,772,954,327	04/20	RBC	-	(283,111)
USD	51,287,463	JPY	5,626,930,450	04/20	SCB	-	(1,089,052)
USD	44,258,243	JPY	4,615,393,707	04/20	SCB	1,297,300	-
USD	9,484,109	JPY	1,053,400,000	04/20	SSB	-	(324,129)
USD	37,614,351	KRW	43,989,085,742	04/20	GSC	1,487,827	-
USD	6,297,128	KRW	7,262,729,033	04/20	SSB	332,531	-
USD	40,842,791	MXN	774,754,539	04/20	CIT	8,277,118	-
USD	62,326,727	MXN	1,509,660,000	04/20	GSC	-	(1,075,025)
USD	28,458,532	MXN	535,747,505	04/20	GSC	5,939,170	-
USD	13,483,960	MXN	257,240,421	04/20	RBC	2,671,236	-
USD	6,542,876	MXN	124,753,989	04/20	SCB	1,299,025	-
USD	17,746,517	MYR	78,972,000	04/20	MSC	-	(584,108)
USD	1,371,525	MYR	6,093,000	04/20	SSB	-	(42,755)
USD	37,417,010	NOK	420,594,618	04/20	CIT	-	(3,043,618)
USD	119,493,680	NOK	1,395,540,000	04/20	GSC	-	(14,760,858)
USD	14,225,059	NOK	127,882,215	04/20	GSC	1,922,965	-
USD	1,699,066	NOK	17,770,000	04/20	MSC	-	(10,457)
USD	48,056,433	NOK	454,787,737	04/20	SCB	4,306,475	-
USD	22,551,287	NOK	261,305,000	04/20	SSB	-	(2,586,476)
USD	72,578,247	NOK	671,216,235	04/20	SSB	8,008,163	-
USD	100,443,994	NZD	153,126,707	04/20	CIT	9,089,640	-
USD	24,600,903	NZD	37,524,832	04/20	GSC	2,213,843	-
USD	3,839,603	NZD	6,575,000	04/20	JPM	-	(82,855)
USD	87,555,623	NZD	140,550,000	04/20	MSC	3,707,484	-
USD	8,836,357	NZD	13,349,786	04/20	RBC	871,965	-
USD	26,369,120	NZD	40,734,815	04/20	SCB	2,067,006	-
USD	22,569,917	NZD	34,113,627	04/20	SSB	2,217,959	-
USD	6,851,780	PLN	25,956,939	04/20	GSC	577,888	-
USD	72,640,755	SEK	687,747,582	04/20	CIT	3,086,512	-
USD	65,173,873	SEK	672,735,925	04/20	GSC	-	(2,871,170)
USD	52,131,077	SEK	495,534,484	04/20	GSC	2,015,995	-
USD	2,946,691	SEK	28,760,000	04/20	MSC	37,693	-
USD	10,331,348	SEK	106,813,022	04/20	RBC	-	(471,015)
USD	2,434,172	SEK	22,979,464	04/20	RBC	110,181	-
USD	10,013,455	SEK	104,215,130	04/20	SCB	-	(526,174)
USD	40,076,796	SEK	380,409,260	04/20	SCB	1,604,718	-
USD	9,823,908	SEK	100,690,000	04/20	SSB	-	(359,899)
USD	5,840,795	THB	191,140,000	04/20	GSC	16,074	-
USD	121,087,869	THB	3,832,440,000	04/20	MSC	4,299,683	-
USD	25,774,565	TRY	157,221,737	04/20	RBC	2,150,571	-
USD	34,308,821	ZAR	500,459,345	04/20	GSC	6,411,962	-
USD	5,705,857	ZAR	83,278,121	04/20	SSB	1,063,726	-
ZAR	174,514,797	USD	11,985,906	04/20	CIT	-	(2,258,013)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ZAR	196,011,118	USD	12,995,069	04/20	GSC	$-	($2,068,916)
ZAR	213,280,067	USD	13,764,444	04/20	RBC	-	(1,875,678)

Total Forward Foreign Currency Contracts						$183,189,254	($216,429,376)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$15,055,406	$-	$15,055,406	$-
	Asset-Backed Securities	5,948,433	-	5,948,433	-
	Foreign Government Bonds & Notes	68,680,620	-	68,680,620	-
	Short-Term Investments	236,909,578	-	236,909,578	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	183,189,254	-	183,189,254	-

	Total Assets	509,783,291	-	509,783,291	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(216,429,376)	-	(216,429,376)	-

	Total Liabilities	(216,429,376)	-	(216,429,376)	-

	Total	$293,353,915	$-	$293,353,915	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	4,367,995	$47,347,066
PD Aggregate Bond Index Portfolio ‘P’ *	13,081,031	178,998,571
PD High Yield Bond Market Portfolio ‘P’ *	5,069,126	75,113,040
PD Large-Cap Growth Index Portfolio ‘P’ *	1,803,894	72,348,423
PD Large-Cap Value Index Portfolio ‘P’ *	2,814,726	69,536,164
PD Small-Cap Growth Index Portfolio ‘P’ *	214,703	5,451,001
PD Small-Cap Value Index Portfolio ‘P’ *	306,000	5,374,745
PD Emerging Markets Portfolio ‘P’ *	1,342,742	18,146,398
PD International Large-Cap Portfolio ‘P’ *	2,829,528	42,957,513

Total Affiliated Mutual Funds (Cost $466,555,109)		515,272,921

TOTAL INVESTMENTS - 100.0% (Cost $466,555,109)		515,272,921

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(127,128)

NET ASSETS - 100.0%		$515,145,793

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$515,272,921	$515,272,921	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	10,459,323	$113,374,276
PD Aggregate Bond Index Portfolio ‘P’ *	36,061,553	493,460,089
PD High Yield Bond Market Portfolio ‘P’ *	15,137,653	224,305,954
PD Large-Cap Growth Index Portfolio ‘P’ *	11,104,315	445,358,643
PD Large-Cap Value Index Portfolio ‘P’ *	17,992,612	444,497,018
PD Small-Cap Growth Index Portfolio ‘P’ *	1,338,865	33,991,807
PD Small-Cap Value Index Portfolio ‘P’ *	1,907,100	33,497,333
PD Emerging Markets Portfolio ‘P’ *	7,908,912	106,884,434
PD International Large-Cap Portfolio ‘P’ *	17,611,864	267,380,954

Total Affiliated Mutual Funds (Cost $1,868,304,938)		2,162,750,508

TOTAL INVESTMENTS - 100.0% (Cost $1,868,304,938)		2,162,750,508

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(497,828)

NET ASSETS - 100.0%		$2,162,252,680

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,162,750,508	$2,162,750,508	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PACIFIC DYANAMIX - GROWTH PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	1,034,344	$11,211,813
PD Aggregate Bond Index Portfolio ‘P’ *	6,540,118	89,493,852
PD High Yield Bond Market Portfolio ‘P’ *	3,333,974	49,401,999
PD Large-Cap Growth Index Portfolio ‘P’ *	4,960,144	198,935,561
PD Large-Cap Value Index Portfolio ‘P’ *	8,025,474	198,264,667
PD Small-Cap Growth Index Portfolio ‘P’ *	598,610	15,197,818
PD Small-Cap Value Index Portfolio ‘P’ *	854,585	15,010,403
PD Emerging Markets Portfolio ‘P’ *	3,317,068	44,828,284
PD International Large-Cap Portfolio ‘P’ *	8,385,992	127,315,008

Total Affiliated Mutual Funds (Cost $678,738,546)		749,659,405

TOTAL INVESTMENTS - 100.0% (Cost $678,738,546)		749,659,405

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(170,739)

NET ASSETS - 100.0%		$749,488,666

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PACIFIC DYANAMIX - GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$749,659,405	$749,659,405	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	5,182,545	$59,376,659
Diversified Bond Portfolio ‘P’ *	29,345,048	428,777,666
Floating Rate Income Portfolio ‘P’ *	2,043,514	24,074,441
High Yield Bond Portfolio ‘P’ *	11,433,126	95,940,623
Inflation Managed Portfolio ‘P’ *	2,634,499	33,666,799
Inflation Strategy Portfolio ‘P’ *	997,952	11,107,987
Managed Bond Portfolio ‘P’ *	18,117,883	280,121,599
Short Duration Bond Portfolio ‘P’ *	21,177,347	224,757,598
Emerging Markets Debt Portfolio ‘P’ *	8,240,163	84,799,201
Comstock Portfolio ‘P’ *	978,237	13,191,554
Dividend Growth Portfolio ‘P’ *	1,315,834	30,327,895
Equity Index Portfolio ‘P’ *	262,549	17,160,145
Growth Portfolio ‘P’ *	765,843	29,030,425
Large-Cap Growth Portfolio ‘P’ *	1,426,000	21,965,484
Large-Cap Value Portfolio ‘P’ *	1,397,319	30,097,236
Main Street Core Portfolio ‘P’ *	312,161	13,069,689
Mid-Cap Equity Portfolio ‘P’ *	453,535	9,654,808
Mid-Cap Growth Portfolio ‘P’ *	691,003	11,366,049
Mid-Cap Value Portfolio ‘P’ *	953,103	20,092,087
Value Advantage Portfolio ‘P’ *	1,802,822	24,594,557
Emerging Markets Portfolio ‘P’ *	1,433,338	23,389,399
International Equity Income Portfolio ‘P’ *	987,829	7,326,003
International Large-Cap Portfolio ‘P’ *	1,478,602	13,704,814
International Value Portfolio ‘P’ *	1,211,929	11,312,701
Currency Strategies Portfolio ‘P’ *	2,901,478	30,532,712

Total Affiliated Mutual Funds (Cost $1,457,181,445)		1,549,438,131

TOTAL INVESTMENTS - 100.0% (Cost $1,457,181,445)		1,549,438,131

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(288,919)

NET ASSETS - 100.0%		$1,549,149,212

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,549,438,131	$1,549,438,131	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	5,343,758	$61,223,692
Diversified Bond Portfolio ‘P’ *	30,409,108	444,325,271
Floating Rate Income Portfolio ‘P’ *	2,665,021	31,396,351
High Yield Bond Portfolio ‘P’ *	18,846,084	158,146,157
Inflation Managed Portfolio ‘P’ *	3,549,255	45,356,666
Inflation Strategy Portfolio ‘P’ *	1,344,314	14,963,272
Managed Bond Portfolio ‘P’ *	18,599,305	287,564,891
Short Duration Bond Portfolio ‘P’ *	13,992,816	148,507,348
Emerging Markets Debt Portfolio ‘P’ *	9,836,465	101,226,685
Comstock Portfolio ‘P’ *	2,426,643	32,723,363
Developing Growth Portfolio ‘P’ *	266,972	5,533,465
Dividend Growth Portfolio ‘P’ *	3,140,151	72,375,489
Equity Index Portfolio ‘P’ *	630,639	41,218,471
Growth Portfolio ‘P’ *	1,821,192	69,034,998
Large-Cap Growth Portfolio ‘P’ *	3,458,563	53,274,203
Large-Cap Value Portfolio ‘P’ *	3,332,831	71,786,787
Main Street Core Portfolio ‘P’ *	750,949	31,441,013
Mid-Cap Equity Portfolio ‘P’ *	1,014,323	21,592,787
Mid-Cap Growth Portfolio ‘P’ *	1,334,012	21,942,669
Mid-Cap Value Portfolio ‘P’ *	2,101,008	44,290,745
Small-Cap Index Portfolio ‘P’ *	602,460	10,960,664
Small-Cap Value Portfolio ‘P’ *	329,252	5,484,744
Value Advantage Portfolio ‘P’ *	4,404,097	60,081,796
Emerging Markets Portfolio ‘P’ *	3,811,487	62,196,339
International Equity Income Portfolio ‘P’ *	4,109,141	30,474,498
International Large-Cap Portfolio ‘P’ *	5,917,236	54,845,455
International Small-Cap Portfolio ‘P’ *	1,063,350	10,999,997
International Value Portfolio ‘P’ *	4,745,876	44,300,171
Real Estate Portfolio ‘P’ *	474,859	11,273,551
Currency Strategies Portfolio ‘P’ *	3,902,062	41,062,011

Total Affiliated Mutual Funds (Cost $1,967,920,989)		2,089,603,549

TOTAL INVESTMENTS - 100.0% (Cost $1,967,920,989)		2,089,603,549

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(422,503)

NET ASSETS - 100.0%		$2,089,181,046

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,089,603,549	$2,089,603,549	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	18,204,048	$208,564,633
Diversified Bond Portfolio ‘P’ *	104,066,311	1,520,573,750
Floating Rate Income Portfolio ‘P’ *	7,009,179	82,574,465
High Yield Bond Portfolio ‘P’ *	44,626,607	374,482,388
Inflation Managed Portfolio ‘P’ *	4,657,798	59,522,962
Inflation Strategy Portfolio ‘P’ *	1,763,871	19,633,272
Managed Bond Portfolio ‘P’ *	63,975,596	989,130,273
Short Duration Bond Portfolio ‘P’ *	33,089,417	351,181,754
Emerging Markets Debt Portfolio ‘P’ *	31,044,174	319,474,417
Comstock Portfolio ‘P’ *	13,153,901	177,380,802
Developing Growth Portfolio ‘P’ *	847,712	17,570,357
Dividend Growth Portfolio ‘P’ *	18,955,429	436,892,567
Equity Index Portfolio ‘P’ *	3,817,725	249,525,835
Growth Portfolio ‘P’ *	12,737,634	482,839,042
Large-Cap Growth Portfolio ‘P’ *	23,790,849	366,463,912
Large-Cap Value Portfolio ‘P’ *	17,944,554	386,512,789
Main Street Core Portfolio ‘P’ *	4,516,295	189,089,997
Mid-Cap Equity Portfolio ‘P’ *	5,238,512	111,516,808
Mid-Cap Growth Portfolio ‘P’ *	9,797,159	161,149,815
Mid-Cap Value Portfolio ‘P’ *	9,823,228	207,080,614
Small-Cap Equity Portfolio ‘P’ *	1,560,844	30,492,162
Small-Cap Index Portfolio ‘P’ *	2,867,850	52,175,288
Small-Cap Value Portfolio ‘P’ *	1,828,865	30,465,565
Value Advantage Portfolio ‘P’ *	23,710,867	323,469,624
Emerging Markets Portfolio ‘P’ *	20,071,007	327,521,308
International Equity Income Portfolio ‘P’ *	18,639,556	138,235,958
International Large-Cap Portfolio ‘P’ *	27,619,323	255,996,963
International Small-Cap Portfolio ‘P’ *	4,225,368	43,709,987
International Value Portfolio ‘P’ *	22,071,207	206,022,737
Real Estate Portfolio ‘P’ *	3,789,306	89,961,321
Currency Strategies Portfolio ‘P’ *	11,529,877	121,330,716

Total Affiliated Mutual Funds (Cost $7,938,318,495)		8,330,542,081

TOTAL INVESTMENTS - 100.0% (Cost $7,938,318,495)		8,330,542,081

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,630,681)

NET ASSETS - 100.0%		$8,328,911,400

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$8,330,542,081	$8,330,542,081	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	9,302,715	$106,581,641
Diversified Bond Portfolio ‘P’ *	53,261,986	778,242,029
Floating Rate Income Portfolio ‘P’ *	5,706,723	67,230,355
High Yield Bond Portfolio ‘P’ *	24,222,683	203,263,675
Managed Bond Portfolio ‘P’ *	32,583,194	503,770,586
Short Duration Bond Portfolio ‘P’ *	14,970,843	158,887,258
Emerging Markets Debt Portfolio ‘P’ *	18,956,625	195,081,904
Comstock Portfolio ‘P’ *	13,889,585	187,301,530
Developing Growth Portfolio ‘P’ *	1,909,148	39,570,529
Dividend Growth Portfolio ‘P’ *	20,172,744	464,949,725
Equity Index Portfolio ‘P’ *	4,084,622	266,970,201
Growth Portfolio ‘P’ *	14,079,679	533,711,280
Large-Cap Growth Portfolio ‘P’ *	26,062,399	401,453,883
Large-Cap Value Portfolio ‘P’ *	18,826,824	405,516,255
Main Street Core Portfolio ‘P’ *	4,775,563	199,945,141
Mid-Cap Equity Portfolio ‘P’ *	6,257,914	133,217,708
Mid-Cap Growth Portfolio ‘P’ *	11,045,385	181,681,415
Mid-Cap Value Portfolio ‘P’ *	12,134,154	255,796,564
Small-Cap Equity Portfolio ‘P’ *	2,003,363	39,137,076
Small-Cap Index Portfolio ‘P’ *	3,514,451	63,939,027
Small-Cap Value Portfolio ‘P’ *	2,134,337	35,554,180
Value Advantage Portfolio ‘P’ *	24,701,724	336,987,143
Emerging Markets Portfolio ‘P’ *	20,444,285	333,612,498
International Equity Income Portfolio ‘P’ *	22,846,223	169,433,736
International Large-Cap Portfolio ‘P’ *	33,833,053	313,590,545
International Small-Cap Portfolio ‘P’ *	6,905,683	71,436,940
International Value Portfolio ‘P’*	27,075,212	252,732,400
Real Estate Portfolio ‘P’ *	3,097,864	73,545,918
Currency Strategies Portfolio ‘P’ *	9,393,593	98,850,259

Total Affiliated Mutual Funds (Cost $6,678,668,196)		6,871,991,401

TOTAL INVESTMENTS - 100.0% (Cost $6,678,668,196)		6,871,991,401

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,371,739)

NET ASSETS - 100.0%		$6,870,619,662

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$6,871,991,401	$6,871,991,401	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	891,542	$10,214,440
Diversified Bond Portfolio ‘P’ *	5,308,553	77,566,377
Floating Rate Income Portfolio ‘P’ *	625,089	7,364,119
High Yield Bond Portfolio ‘P’ *	5,305,911	44,524,336
Managed Bond Portfolio ‘P’ *	3,223,766	49,842,825
Short Duration Bond Portfolio ‘P’ *	1,311,758	13,921,834
Emerging Markets Debt Portfolio ‘P’ *	4,152,832	42,736,636
Comstock Portfolio ‘P’ *	3,276,472	44,183,343
Developing Growth Portfolio ‘P’ *	723,212	14,989,869
Dividend Growth Portfolio ‘P’ *	4,756,397	109,627,396
Equity Index Portfolio ‘P’ *	966,686	63,182,410
Growth Portfolio ‘P’ *	3,309,197	125,440,058
Large-Cap Growth Portfolio ‘P’ *	6,166,412	94,984,734
Large-Cap Value Portfolio ‘P’ *	4,446,220	95,768,383
Main Street Core Portfolio ‘P’ *	1,120,897	46,930,167
Mid-Cap Equity Portfolio ‘P’ *	1,877,433	39,966,565
Mid-Cap Growth Portfolio ‘P’ *	3,514,339	57,806,056
Mid-Cap Value Portfolio ‘P’ *	3,522,429	74,255,308
Small-Cap Equity Portfolio ‘P’ *	599,359	11,708,890
Small-Cap Index Portfolio ‘P’ *	942,129	17,140,308
Small-Cap Value Portfolio ‘P’ *	655,557	10,920,387
Value Advantage Portfolio ‘P’ *	5,808,531	79,241,439
Emerging Markets Portfolio ‘P’ *	6,271,153	102,333,486
International Equity Income Portfolio ‘P’ *	6,678,550	49,529,921
International Large-Cap Portfolio ‘P’ *	9,810,774	90,933,735
International Small-Cap Portfolio ‘P’ *	2,271,494	23,497,834
International Value Portfolio ‘P’ *	7,996,542	74,643,373
Real Estate Portfolio ‘P’ *	1,358,053	32,241,327
Currency Strategies Portfolio ‘P’ *	1,371,907	14,436,797

Total Affiliated Mutual Funds (Cost $1,509,904,203)		1,519,932,353

TOTAL INVESTMENTS - 100.0% (Cost $1,509,904,203)		1,519,932,353

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(319,204)

NET ASSETS - 100.0%		$1,519,613,149

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,519,932,353	$1,519,932,353	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.0%

DFA Intermediate Government Fixed Income Portfolio ‘I’	2,394,104	$33,062,574
DFA Intermediate Term Extended Quality Portfolio ‘I’	4,304,615	46,791,166
DFA Large Cap International Portfolio ‘I’	1,819,830	32,392,974
DFA Short-Term Extended Quality Portfolio ‘I’	1,078,923	11,533,690
DFA US Core Equity 1 Portfolio ‘I’	2,727,308	53,209,783
DFA US Large Cap Growth Portfolio ‘I’	337,288	6,479,299
DFA US Large Company Portfolio ‘I’	1,303,031	25,813,039
DFA VA International Small Portfolio ‘I’	363,161	3,170,400
DFA VA US Targeted Value Portfolio ‘I’	665,319	7,212,056

Total Mutual Funds (Cost $237,660,702)		219,664,981

TOTAL INVESTMENTS - 100.0% (Cost $237,660,702)		219,664,981

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(69,953)

NET ASSETS - 100.0%		$219,595,028

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$219,664,981	$219,664,981	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.6%

Basic Materials - 1.6%

BHP Billiton Finance USA Ltd (Australia) 3.250% due 11/21/21	$350,000	$346,919
Celanese US Holdings LLC 4.625% due 11/15/22	300,000	292,361
Eastman Chemical Co 3.600% due 08/15/22	250,000	253,703
Ecolab Inc
2.375% due 08/10/22	200,000	203,970
4.350% due 12/08/21	200,000	206,106
Huntsman International LLC 5.125% due 11/15/22	200,000	205,368
LyondellBasell Industries NV 6.000% due 11/15/21	200,000	207,272
Nucor Corp 4.125% due 09/15/22	200,000	200,606
Praxair Inc 2.200% due 08/15/22	450,000	452,553
Sasol Financing International Ltd (South Africa) 4.500% due 11/14/22	250,000	113,125
The Mosaic Co 3.250% due 11/15/22	250,000	245,265

		2,727,248

Communications - 5.0%

Alibaba Group Holding Ltd (China) 3.125% due 11/28/21	300,000	304,085
Alphabet Inc 3.625% due 05/19/21	200,000	205,889
Amazon.com Inc 2.400% due 02/22/23	300,000	312,425
3.300% due 12/05/21	200,000	207,021
America Movil SAB de CV (Mexico) 3.125% due 07/16/22	350,000	354,516
AT&T Inc
3.000% due 06/30/22	350,000	353,387
3.200% due 03/01/22	250,000	253,810
3.600% due 02/17/23	250,000	257,694
3.875% due 08/15/21	500,000	512,298
4.450% due 05/15/21	250,000	255,828
Baidu Inc (China)
2.875% due 07/06/22	250,000	250,132
3.500% due 11/28/22	200,000	203,661
Charter Communications Operating LLC 4.464% due 07/23/22	200,000	206,834
Cisco Systems Inc 1.850% due 09/20/21	250,000	251,922
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	200,000	236,329
Comcast Corp
2.850% due 01/15/23	500,000	514,787
3.125% due 07/15/22	250,000	258,093
Discovery Communications LLC 4.375% due 06/15/21	300,000	306,863
eBay Inc 2.875% due 08/01/21	350,000	347,025
FOX Corp 3.666% due 01/25/22	275,000	281,072
JD.com Inc (China) 3.125% due 04/29/21	200,000	200,390
Omnicom Group Inc 3.625% due 05/01/22	300,000	305,233

	Principal Amount	Value
Orange SA (France) 4.125% due 09/14/21	$350,000	$358,260
The Interpublic Group of Cos Inc 3.750% due 10/01/21	125,000	126,284
TWDC Enterprises 18 Corp
2.350% due 12/01/22	200,000	203,474
2.450% due 03/04/22	300,000	303,765
Verizon Communications Inc
2.946% due 03/15/22	350,000	357,296
3.125% due 03/16/22	300,000	308,784
ViacomCBS Inc 3.875% due 12/15/21	300,000	302,694
Vodafone Group PLC (United Kingdom) 2.500% due 09/26/22	200,000	202,437

		8,542,288

Consumer, Cyclical - 5.9%

American Honda Finance Corp
1.700% due 09/09/21	250,000	246,100
1.950% due 05/20/22	125,000	123,249
2.200% due 06/27/22	300,000	294,978
2.600% due 11/16/22	200,000	198,075
3.375% due 12/10/21	375,000	377,648
Costco Wholesale Corp 2.150% due 05/18/21	400,000	403,443
Delta Air Lines Inc
3.400% due 04/19/21	245,000	223,243
3.625% due 03/15/22	300,000	281,003
DR Horton Inc 2.550% due 12/01/20	200,000	197,249
General Motors Financial Co Inc
3.200% due 07/06/21	250,000	238,915
3.250% due 01/05/23	200,000	185,245
3.450% due 01/14/22	400,000	374,280
3.550% due 04/09/21	220,000	210,858
3.550% due 07/08/22	250,000	231,261
4.200% due 03/01/21	300,000	288,808
4.200% due 11/06/21	510,000	485,252
Hasbro Inc 2.600% due 11/19/22	200,000	197,574
Lowe’s Cos Inc 3.120% due 04/15/22	400,000	397,168
Marriott International Inc
2.125% due 10/03/22	350,000	315,333
2.300% due 01/15/22	250,000	234,758
NVR Inc 3.950% due 09/15/22	100,000	100,141
O’Reilly Automotive Inc 3.800% due 09/01/22	250,000	251,718
PACCAR Financial Corp
2.650% due 05/10/22	150,000	150,110
2.800% due 03/01/21	65,000	65,384
3.100% due 05/10/21	200,000	201,019
3.150% due 08/09/21	100,000	98,919
QVC Inc 5.125% due 07/02/22	200,000	167,971
Royal Caribbean Cruises Ltd 5.250% due 11/15/22	250,000	181,382
Starbucks Corp 2.200% due 11/22/20	225,000	225,393
Target Corp 2.900% due 01/15/22	250,000	252,620
The Home Depot Inc
2.625% due 06/01/22	250,000	254,496
3.250% due 03/01/22	350,000	362,327
Toyota Motor Corp (Japan) 2.157% due 07/02/22	55,000	54,732
Toyota Motor Credit Corp
1.800% due 10/07/21	350,000	346,794
2.650% due 04/12/22	500,000	504,973

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
2.900% due 03/30/23 #	$30,000	$30,210
2.950% due 04/13/21	450,000	451,843
3.400% due 09/15/21	350,000	356,209
Walmart Inc
2.350% due 12/15/22	200,000	206,507
3.125% due 06/23/21	200,000	204,211
Whirlpool Corp 4.700% due 06/01/22	200,000	210,169

		10,181,568

Consumer, Non-Cyclical - 15.5%

AbbVie Inc
2.300% due 05/14/21	450,000	448,782
2.300% due 11/21/22 ~	735,000	735,352
3.375% due 11/14/21	305,000	311,140
Aetna Inc 2.750% due 11/15/22	250,000	251,817
Allergan Finance LLC 3.250% due 10/01/22	100,000	100,374
Allergan Funding SCS 3.450% due 03/15/22	900,000	935,044
Altria Group Inc
3.490% due 02/14/22	550,000	556,471
4.750% due 05/05/21	400,000	404,978
Amgen Inc
2.650% due 05/11/22	300,000	303,717
3.875% due 11/15/21	290,000	290,703
Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	200,000	206,062
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	293,000	294,278
Anthem Inc
2.950% due 12/01/22	450,000	460,080
3.125% due 05/15/22	350,000	356,287
Archer-Daniels-Midland Co 3.375% due 03/15/22	300,000	306,875
AstraZeneca PLC (United Kingdom) 2.375% due 06/12/22	200,000	201,647
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	500,000	493,059
Becton Dickinson & Co
2.894% due 06/06/22	300,000	300,490
3.125% due 11/08/21	200,000	200,806
Biogen Inc 3.625% due 09/15/22	300,000	308,436
Boston Scientific Corp 3.375% due 05/15/22	100,000	103,252
Bristol-Myers Squibb Co
2.000% due 08/01/22	200,000	201,800
2.550% due 05/14/21 ~	175,000	177,104
2.600% due 05/16/22 ~	350,000	357,425
2.750% due 02/15/23 ~	500,000	517,522
Bunge Ltd Finance Corp 3.000% due 09/25/22	250,000	247,393
Cardinal Health Inc 2.616% due 06/15/22	350,000	351,797
Church & Dwight Co Inc 2.450% due 08/01/22	200,000	197,522
Cigna Corp
3.050% due 11/30/22 ~	100,000	102,651
3.400% due 09/17/21	600,000	609,437
3.900% due 02/15/22 ~	300,000	306,888
Conagra Brands Inc 3.200% due 01/25/23	250,000	247,099
Constellation Brands Inc
2.650% due 11/07/22	200,000	191,389
2.700% due 05/09/22	250,000	244,989

	Principal Amount	Value
CVS Health Corp
2.125% due 06/01/21	$614,000	$612,751
3.500% due 07/20/22	150,000	154,034
3.700% due 03/09/23	1,250,000	1,301,235
DH Europe Finance II Sarl 2.050% due 11/15/22	150,000	147,307
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	200,000	201,755
Eli Lilly & Co 2.350% due 05/15/22	300,000	306,094
General Mills Inc 2.600% due 10/12/22	200,000	202,322
Gilead Sciences Inc 4.400% due 12/01/21	500,000	516,658
GlaxoSmithKline Capital PLC (United Kingdom)
2.850% due 05/08/22	100,000	102,831
2.875% due 06/01/22	250,000	256,011
3.125% due 05/14/21	280,000	283,896
Global Payments Inc 3.800% due 04/01/21	200,000	201,316
Humana Inc 2.900% due 12/15/22	450,000	448,251
Johnson & Johnson 2.250% due 03/03/22	400,000	414,783
Kellogg Co 4.000% due 12/15/20	33,000	32,429
Laboratory Corp of America Holdings 3.200% due 02/01/22	350,000	353,118
McCormick & Co Inc 2.700% due 08/15/22	200,000	200,761
McKesson Corp 3.650% due 11/30/20	150,000	151,101
Medtronic Inc 3.150% due 03/15/22	215,000	223,070
Merck & Co Inc 2.400% due 09/15/22	200,000	203,377
Molson Coors Beverage Co 2.100% due 07/15/21	300,000	293,395
Moody’s Corp 3.250% due 06/07/21	250,000	250,192
Novartis Capital Corp (Switzerland)
2.400% due 05/17/22	300,000	309,232
2.400% due 09/21/22	300,000	308,491
PepsiCo Inc
2.000% due 04/15/21	300,000	300,719
2.750% due 03/01/23	500,000	520,482
3.100% due 07/17/22	250,000	260,319
Pfizer Inc
1.950% due 06/03/21	300,000	302,234
2.800% due 03/11/22	135,000	137,948
3.000% due 09/15/21	350,000	359,262
Philip Morris International Inc
2.375% due 08/17/22	200,000	203,944
2.500% due 11/02/22	200,000	201,031
2.625% due 02/18/22	500,000	507,518
Quest Diagnostics Inc 4.700% due 04/01/21	150,000	151,778
Reynolds American Inc (United Kingdom) 4.000% due 06/12/22	200,000	202,714
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/21	800,000	797,637
Sysco Corp 2.600% due 10/01/20	200,000	198,127
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21	200,000	202,719
The Coca-Cola Co 1.550% due 09/01/21	150,000	150,236
The Estee Lauder Cos Inc 1.700% due 05/10/21	250,000	249,950
The Hershey Co 3.100% due 05/15/21	55,000	54,924

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
The JM Smucker Co 3.500% due 10/15/21	$200,000	$203,637
The Kroger Co
2.950% due 11/01/21	300,000	303,378
3.400% due 04/15/22	200,000	204,842
The Procter & Gamble Co
1.700% due 11/03/21	250,000	252,507
2.150% due 08/11/22	200,000	204,343
2.300% due 02/06/22	250,000	255,864
Tyson Foods Inc 2.250% due 08/23/21	200,000	201,256
Unilever Capital Corp (United Kingdom) 2.200% due 05/05/22	200,000	197,296
UnitedHealth Group Inc
2.750% due 02/15/23	350,000	359,700
2.875% due 12/15/21	250,000	255,418
3.150% due 06/15/21	200,000	203,325
Verisk Analytics Inc 5.800% due 05/01/21	200,000	202,299
Zoetis Inc 3.250% due 08/20/21	240,000	243,438

		26,685,921

Energy - 6.4%

Baker Hughes a GE Co LLC 2.773% due 12/15/22	235,000	223,969
BP Capital Markets America Inc 3.245% due 05/06/22	300,000	304,881
BP Capital Markets PLC (United Kingdom)
2.500% due 11/06/22	300,000	297,451
3.062% due 03/17/22	300,000	302,846
Canadian Natural Resources Ltd (Canada) 2.950% due 01/15/23	400,000	346,959
Chevron Corp 2.498% due 03/03/22	500,000	507,769
Enbridge Inc (Canada) 2.900% due 07/15/22	250,000	229,874
Energy Transfer Operating LP
3.600% due 02/01/23	300,000	267,049
4.650% due 06/01/21	400,000	389,807
5.200% due 02/01/22	400,000	376,701
Enterprise Products Operating LLC
2.850% due 04/15/21	200,000	197,706
4.875% due 08/16/77	150,000	103,282
Exxon Mobil Corp
1.902% due 08/16/22	650,000	659,022
2.397% due 03/06/22	250,000	254,517
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	500,000	496,040
5.300% due 09/15/20	200,000	199,409
Kinder Morgan Inc 3.150% due 01/15/23	350,000	347,065
Marathon Oil Corp 2.800% due 11/01/22	250,000	191,599
Marathon Petroleum Corp 3.400% due 12/15/20	400,000	396,461
MPLX LP 3.500% due 12/01/22 ~	200,000	191,692
National Oilwell Varco Inc 2.600% due 12/01/22	150,000	135,545
ONEOK Inc 4.250% due 02/01/22	200,000	194,279
Ovintiv Inc 3.900% due 11/15/21	200,000	137,242
Phillips 66 4.300% due 04/01/22	481,000	483,106
Pioneer Natural Resources Co 3.450% due 01/15/21	200,000	192,975
Plains All American Pipeline LP 5.000% due 02/01/21	200,000	195,172

	Principal Amount	Value
Sabine Pass Liquefaction LLC 6.250% due 03/15/22	$300,000	$291,194
Shell International Finance BV (Netherlands)
1.750% due 09/12/21	450,000	448,138
1.875% due 05/10/21	200,000	199,116
2.250% due 01/06/23	250,000	251,045
2.375% due 08/21/22	200,000	201,334
Sunoco Logistics Partners Operations LP 4.650% due 02/15/22	200,000	184,153
The Williams Cos Inc
3.600% due 03/15/22	500,000	485,029
7.875% due 09/01/21	250,000	236,199
Total Capital International SA (France)
2.218% due 07/12/21	155,000	155,489
2.700% due 01/25/23	250,000	253,170
2.750% due 06/19/21	300,000	302,277
TransCanada PipeLines Ltd (Canada) 3.800% due 10/01/20	400,000	398,003

		11,027,565

Financial - 43.6%

AerCap Ireland Capital DAC (Ireland)
3.300% due 01/23/23	300,000	249,318
3.950% due 02/01/22	350,000	305,122
4.450% due 12/16/21	300,000	267,618
5.000% due 10/01/21	500,000	448,859
Air Lease Corp
2.625% due 07/01/22	200,000	171,712
3.500% due 01/15/22	350,000	319,206
3.875% due 04/01/21	250,000	228,803
Aircastle Ltd
5.125% due 03/15/21	130,000	129,081
7.625% due 04/15/20	80,000	79,981
Ally Financial Inc 4.125% due 02/13/22	400,000	394,928
American Express Co
2.500% due 08/01/22	350,000	356,515
2.650% due 12/02/22	400,000	405,146
2.750% due 05/20/22	700,000	715,201
3.400% due 02/27/23	350,000	363,059
3.700% due 11/05/21	130,000	134,167
American International Group Inc 4.875% due 06/01/22	350,000	362,142
American Tower Corp REIT
2.250% due 01/15/22	250,000	244,216
3.450% due 09/15/21	250,000	251,465
Ameriprise Financial Inc 3.000% due 03/22/22	35,000	35,457
Aon Corp 5.000% due 09/30/20	200,000	202,030
Ares Capital Corp 3.625% due 01/19/22	200,000	186,423
Australia & New Zealand Banking Group Ltd (Australia)
2.300% due 06/01/21	250,000	251,294
2.550% due 11/23/21	250,000	250,870
3.300% due 05/17/21	250,000	252,378
Banco Santander SA (Spain)
3.125% due 02/23/23	200,000	198,545
3.500% due 04/11/22	200,000	197,978
Bank of America Corp
2.816% due 07/21/23	250,000	251,297
3.004% due 12/20/23	500,000	510,074
3.124% due 01/20/23	900,000	916,448
3.300% due 01/11/23	900,000	933,413
3.499% due 05/17/22	650,000	657,928
3.550% due 03/05/24	750,000	777,448
Bank of America NA 3.335% due 01/25/23	250,000	250,027
Bank of Montreal (Canada)
2.050% due 11/01/22	490,000	490,786

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
2.350% due 09/11/22	$200,000	$202,583
2.900% due 03/26/22	500,000	506,681
3.100% due 04/13/21	100,000	101,139
Barclays PLC (United Kingdom)
3.200% due 08/10/21	600,000	594,441
3.684% due 01/10/23	250,000	250,852
BBVA USA 3.500% due 06/11/21	250,000	248,746
Berkshire Hathaway Inc
3.000% due 02/11/23	300,000	315,001
3.400% due 01/31/22	200,000	209,993
3.750% due 08/15/21	200,000	206,826
BlackRock Inc
3.375% due 06/01/22	200,000	206,567
4.250% due 05/24/21	200,000	204,701
Boston Properties LP REIT 3.850% due 02/01/23	400,000	404,678
BPCE SA (France) 2.750% due 12/02/21	300,000	298,151
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	200,000	192,313
Canadian Imperial Bank of Commerce (Canada) 2.606% due 07/22/23	250,000	252,413
Capital One Bank USA NA
2.014% due 01/27/23	250,000	244,351
3.375% due 02/15/23	450,000	440,853
Capital One Financial Corp
3.050% due 03/09/22	300,000	299,793
3.450% due 04/30/21	100,000	100,192
Capital One NA
2.250% due 09/13/21	300,000	294,345
2.950% due 07/23/21	400,000	401,406
Chubb INA Holdings Inc 2.875% due 11/03/22	300,000	304,834
Citibank NA
2.844% due 05/20/22	350,000	350,717
3.400% due 07/23/21	750,000	762,005
Citigroup Inc
2.312% due 11/04/22	200,000	198,989
2.350% due 08/02/21	150,000	149,971
2.700% due 10/27/22	400,000	403,150
2.750% due 04/25/22	800,000	804,772
2.876% due 07/24/23	650,000	655,972
2.900% due 12/08/21	500,000	504,936
Citizens Bank NA
2.550% due 05/13/21	350,000	349,723
3.250% due 02/14/22	250,000	253,475
CME Group Inc 3.000% due 09/15/22	250,000	253,985
Cooperatieve Rabobank UA (Netherlands)
2.750% due 01/10/22	600,000	604,166
3.875% due 02/08/22	250,000	258,130
3.950% due 11/09/22	250,000	251,797
Credit Suisse AG (Switzerland) 2.100% due 11/12/21	250,000	249,063
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.450% due 04/16/21	300,000	301,990
3.800% due 09/15/22	750,000	763,494
Crown Castle International Corp REIT 4.875% due 04/15/22	300,000	315,193
Deutsche Bank AG (Germany)
3.300% due 11/16/22	350,000	328,281
3.375% due 05/12/21	166,000	157,303
4.250% due 10/14/21	750,000	714,003
E*TRADE Financial Corp 2.950% due 08/24/22	200,000	197,340
Fifth Third Bank
1.800% due 01/30/23	300,000	296,044
2.250% due 06/14/21	200,000	199,090
3.350% due 07/26/21	200,000	201,655

	Principal Amount	Value
First Republic Bank 1.912% (SOFR + 0.620%) due 02/12/24	$250,000	$240,265
FNB Corp 2.200% due 02/24/23	35,000	34,402
HSBC Holdings PLC (United Kingdom)
2.950% due 05/25/21	500,000	503,324
3.033% due 11/22/23	300,000	298,200
3.262% due 03/13/23	800,000	801,916
3.400% due 03/08/21	550,000	553,203
4.000% due 03/30/22	500,000	514,042
Huntington Bancshares Inc 3.150% due 03/14/21	250,000	250,715
ING Groep NV (Netherlands) 3.150% due 03/29/22	350,000	351,848
Jefferies Group LLC 6.875% due 04/15/21	250,000	251,789
JPMorgan Chase & Co
2.295% due 08/15/21	450,000	449,497
2.776% due 04/25/23	300,000	304,070
3.200% due 01/25/23	200,000	206,031
3.207% due 04/01/23	890,000	907,804
3.250% due 09/23/22	500,000	515,840
3.514% due 06/18/22	650,000	660,306
4.500% due 01/24/22	850,000	888,357
4.625% due 05/10/21	500,000	513,943
KeyBank NA
1.250% due 03/10/23	250,000	245,151
2.400% due 06/09/22	250,000	250,984
3.350% due 06/15/21	250,000	254,504
KeyCorp 5.100% due 03/24/21	200,000	203,785
Kimco Realty Corp REIT 3.400% due 11/01/22	250,000	247,636
Lloyds Bank PLC (United Kingdom) 2.250% due 08/14/22	500,000	498,748
Lloyds Banking Group PLC (United Kingdom)
2.907% due 11/07/23	350,000	350,032
3.000% due 01/11/22	300,000	299,380
3.100% due 07/06/21	300,000	299,906
Manufacturers & Traders Trust Co 2.500% due 05/18/22	250,000	242,134
Marsh & McLennan Cos Inc 2.750% due 01/30/22	350,000	354,603
Mitsubishi UFJ Financial Group Inc (Japan)
2.190% due 09/13/21	300,000	296,150
2.623% due 07/18/22	450,000	449,913
2.665% due 07/25/22	500,000	501,408
3.218% due 03/07/22	200,000	202,924
3.535% due 07/26/21	115,000	116,705
Mizuho Financial Group Inc (Japan)
2.273% due 09/13/21	300,000	296,753
2.721% due 07/16/23	200,000	201,407
Morgan Stanley
2.625% due 11/17/21	450,000	450,969
2.750% due 05/19/22	500,000	505,715
3.125% due 01/23/23	350,000	358,447
3.750% due 02/25/23	500,000	521,725
4.875% due 11/01/22	350,000	367,955
5.500% due 07/28/21	750,000	779,203
MUFG Union Bank NA
2.100% due 12/09/22	250,000	247,123
3.150% due 04/01/22	250,000	250,166
National Australia Bank Ltd (Australia)
1.875% due 07/12/21	400,000	403,326
1.875% due 12/13/22	250,000	248,795
3.375% due 09/20/21	300,000	304,899
3.700% due 11/04/21	250,000	254,300
National Bank of Canada (Canada) 2.100% due 02/01/23	250,000	249,297

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Northern Trust Corp 3.450% due 11/04/20	$250,000	$250,622
ORIX Corp (Japan) 2.900% due 07/18/22	200,000	205,676
People’s United Financial Inc 3.650% due 12/06/22	200,000	205,527
PNC Bank NA
2.028% due 12/09/22	250,000	250,787
2.450% due 07/28/22	250,000	249,244
2.700% due 11/01/22	1,000,000	1,013,956
Prudential Financial Inc
5.375% due 06/21/20	100,000	100,763
5.875% due 09/15/42	200,000	194,340
Public Storage REIT 2.370% due 09/15/22	200,000	197,835
Realty Income Corp REIT 3.250% due 10/15/22	250,000	251,268
Regions Financial Corp 2.750% due 08/14/22	350,000	346,520
Royal Bank of Canada (Canada)
1.950% due 01/17/23	150,000	148,663
2.800% due 04/29/22	200,000	202,650
3.200% due 04/30/21	250,000	253,031
Royal Bank of Scotland Group PLC (United Kingdom) 3.498% due 05/15/23	400,000	395,277
Santander Holdings USA Inc
3.700% due 03/28/22	500,000	495,339
4.450% due 12/03/21	60,000	61,252
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	350,000	344,685
Santander UK PLC (United Kingdom)
2.100% due 01/13/23	700,000	679,756
3.750% due 11/15/21	200,000	194,799
Service Properties Trust REIT 5.000% due 08/15/22	200,000	143,252
Simon Property Group LP REIT 2.625% due 06/15/22	100,000	98,548
Skandinaviska Enskilda Banken AB (Sweden) 2.625% due 03/15/21	500,000	500,236
SL Green Operating Partnership LP REIT 3.250% due 10/15/22	250,000	249,077
Sumitomo Mitsui Financial Group Inc (Japan)
2.846% due 01/11/22	500,000	504,908
2.934% due 03/09/21	350,000	350,615
3.102% due 01/17/23	1,000,000	1,002,548
Svenska Handelsbanken AB (Sweden)
1.875% due 09/07/21	250,000	244,704
3.350% due 05/24/21	250,000	253,052
Synchrony Bank 3.650% due 05/24/21	250,000	246,975
Synchrony Financial
2.850% due 07/25/22	295,000	281,396
3.750% due 08/15/21	250,000	251,273
TD Ameritrade Holding Corp 2.950% due 04/01/22	250,000	250,263
The Bank of New York Mellon Corp
1.850% due 01/27/23	480,000	482,637
1.950% due 08/23/22	210,000	211,407
2.500% due 04/15/21	200,000	199,944
3.550% due 09/23/21	350,000	357,514
The Bank of Nova Scotia (Canada)
1.950% due 02/01/23	500,000	497,734
2.000% due 11/15/22	500,000	502,628
2.800% due 07/21/21	250,000	252,949
3.125% due 04/20/21	100,000	101,083
The Charles Schwab Corp
2.650% due 01/25/23	250,000	253,934
3.250% due 05/21/21	135,000	136,037

	Principal Amount	Value
The Goldman Sachs Group Inc
2.350% due 11/15/21	$550,000	$549,661
2.625% due 04/25/21	300,000	300,309
2.876% due 10/31/22	150,000	150,892
2.905% due 07/24/23	1,100,000	1,106,720
2.908% due 06/05/23	250,000	250,893
3.000% due 04/26/22	600,000	604,579
3.625% due 01/22/23	500,000	516,849
5.250% due 07/27/21	800,000	832,288
The Huntington National Bank 3.250% due 05/14/21	250,000	252,002
The Toronto-Dominion Bank (Canada) 1.900% due 12/01/22	500,000	500,330
The Western Union Co 3.600% due 03/15/22	300,000	304,114
Truist Bank
1.250% due 03/09/23	500,000	485,140
3.502% due 08/02/22	100,000	101,191
Truist Financial Corp
2.050% due 05/10/21	550,000	549,307
2.700% due 01/27/22	500,000	503,112
2.750% due 04/01/22	200,000	201,427
3.050% due 06/20/22	350,000	357,683
US Bank NA
1.800% due 01/21/22	250,000	249,814
1.950% due 01/09/23	250,000	250,781
2.650% due 05/23/22	250,000	254,103
3.150% due 04/26/21	250,000	252,151
3.450% due 11/16/21	300,000	305,979
Visa Inc
2.150% due 09/15/22	200,000	204,831
2.800% due 12/14/22	100,000	104,140
Wells Fargo & Co
2.500% due 03/04/21	700,000	700,728
2.625% due 07/22/22	350,000	354,562
3.069% due 01/24/23	150,000	152,600
3.450% due 02/13/23	150,000	154,433
3.500% due 03/08/22	1,000,000	1,020,068
4.600% due 04/01/21	200,000	204,412
Wells Fargo Bank NA
2.082% due 09/09/22	1,200,000	1,195,249
2.897% due 05/27/22	330,000	331,885
Westpac Banking Corp (Australia)
2.000% due 08/19/21	500,000	498,839
2.000% due 01/13/23	560,000	554,243
2.500% due 06/28/22	250,000	250,383
2.800% due 01/11/22	300,000	303,055
Willis Towers Watson PLC 5.750% due 03/15/21	200,000	205,010
Zions Bancorp NA 3.350% due 03/04/22	250,000	245,324

		74,868,424

Industrial - 6.9%

3M Co
2.750% due 03/01/22	100,000	100,759
3.000% due 09/14/21	445,000	455,657
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	300,000	302,598
Burlington Northern Santa Fe LLC 3.050% due 09/01/22	200,000	204,083
Caterpillar Financial Services Corp
1.900% due 09/06/22	395,000	393,874
1.950% due 11/18/22	250,000	249,776
2.650% due 05/17/21	135,000	136,730
3.150% due 09/07/21	110,000	112,025
Caterpillar Inc 3.900% due 05/27/21	200,000	204,772
CNH Industrial Capital LLC 4.875% due 04/01/21	400,000	391,227

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Deere & Co 2.600% due 06/08/22	$500,000	$505,837
Eaton Corp 2.750% due 11/02/22	350,000	354,191
Emerson Electric Co 2.625% due 12/01/21	300,000	306,712
FedEx Corp
2.625% due 08/01/22	200,000	198,515
3.400% due 01/14/22	140,000	140,887
Fortive Corp 2.350% due 06/15/21	200,000	194,489
General Dynamics Corp 3.000% due 05/11/21	300,000	303,240
General Electric Co
3.100% due 01/09/23	300,000	305,090
2.700% due 10/09/22	950,000	935,649
4.650% due 10/17/21	300,000	306,085
Honeywell International Inc 2.150% due 08/08/22	95,000	95,602
Jabil Inc 4.700% due 09/15/22	200,000	199,629
John Deere Capital Corp
1.950% due 06/13/22	105,000	104,938
2.150% due 09/08/22	100,000	98,209
2.300% due 06/07/21	200,000	200,922
2.950% due 04/01/22	90,000	91,979
3.125% due 09/10/21	135,000	137,217
3.900% due 07/12/21	300,000	305,980
Lockheed Martin Corp 3.350% due 09/15/21	250,000	256,188
Masco Corp 5.950% due 03/15/22	200,000	203,778
Norfolk Southern Corp 3.000% due 04/01/22	200,000	199,248
Northrop Grumman Corp 3.500% due 03/15/21	250,000	252,221
Parker-Hannifin Corp 3.500% due 09/15/22	200,000	202,643
Raytheon Co 2.500% due 12/15/22	250,000	256,101
Republic Services Inc 3.550% due 06/01/22	400,000	410,661
Rockwell Collins Inc 2.800% due 03/15/22	300,000	303,320
Ryder System Inc
2.800% due 03/01/22	300,000	296,328
2.875% due 06/01/22	60,000	60,221
3.500% due 06/01/21	50,000	50,003
Stanley Black & Decker Inc 2.900% due 11/01/22	250,000	250,327
Tech Data Corp 3.700% due 02/15/22	300,000	297,197
The Boeing Co
2.300% due 08/01/21	280,000	270,853
2.700% due 05/01/22	85,000	81,235
8.750% due 08/15/21	200,000	204,711
Union Pacific Corp
2.950% due 03/01/22	55,000	55,683
3.200% due 06/08/21	135,000	136,341
4.163% due 07/15/22	200,000	205,849
United Parcel Service Inc 2.050% due 04/01/21	300,000	299,737
Waste Management Inc 4.600% due 03/01/21	300,000	298,511

		11,927,828

Technology - 7.9%

Activision Blizzard Inc 2.300% due 09/15/21	200,000	201,532

	Principal Amount	Value
Adobe Inc 1.700% due 02/01/23	$95,000	$96,255
Analog Devices Inc 2.500% due 12/05/21	150,000	151,555
Apple Inc
1.550% due 08/04/21	200,000	201,384
2.100% due 09/12/22	250,000	255,281
2.150% due 02/09/22	300,000	306,896
2.300% due 05/11/22	500,000	512,936
2.700% due 05/13/22	300,000	313,402
2.850% due 05/06/21	300,000	304,309
2.850% due 02/23/23	350,000	365,626
Applied Materials Inc 2.625% due 10/01/20	200,000	200,466
Broadcom Corp
2.650% due 01/15/23	250,000	244,467
3.000% due 01/15/22	750,000	743,694
Broadcom Inc 3.125% due 04/15/21 ~	450,000	444,618
Dell International LLC 4.420% due 06/15/21 ~	1,050,000	1,061,617
Fiserv Inc 2.700% due 06/01/20	250,000	249,229
Hewlett Packard Enterprise Co 3.500% due 10/05/21	125,000	125,710
HP Inc
4.050% due 09/15/22	300,000	313,902
4.375% due 09/15/21	250,000	254,414
Intel Corp
1.700% due 05/19/21	100,000	100,032
3.100% due 07/29/22	200,000	207,840
3.300% due 10/01/21	400,000	417,850
International Business Machines Corp
1.875% due 08/01/22	300,000	302,727
2.500% due 01/27/22	300,000	307,521
2.850% due 05/13/22	500,000	514,010
2.875% due 11/09/22	150,000	155,385
Lam Research Corp 2.800% due 06/15/21	200,000	201,858
Microchip Technology Inc 3.922% due 06/01/21	300,000	292,522
Microsoft Corp
1.550% due 08/08/21	900,000	906,807
2.400% due 02/06/22	250,000	257,112
2.650% due 11/03/22	100,000	104,997
NVIDIA Corp 2.200% due 09/16/21	200,000	201,856
Oracle Corp
1.900% due 09/15/21	1,100,000	1,104,684
2.500% due 05/15/22	400,000	406,941
2.500% due 10/15/22	300,000	307,220
2.625% due 02/15/23	250,000	256,631
QUALCOMM Inc 2.600% due 01/30/23	350,000	358,873
Seagate HDD Cayman 4.250% due 03/01/22	88,000	88,242
Texas Instruments Inc 1.850% due 05/15/22	250,000	255,034
VMware Inc 2.950% due 08/21/22	350,000	351,304
Xilinx Inc 3.000% due 03/15/21	200,000	199,998

		13,646,737

Utilities - 5.8%

American Electric Power Co Inc 3.650% due 12/01/21	200,000	202,586
Berkshire Hathaway Energy Co 2.800% due 01/15/23	300,000	289,107

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
CenterPoint Energy Inc 2.500% due 09/01/22	$200,000	$196,556
Consolidated Edison Inc 2.000% due 05/15/21	200,000	197,642
Consumers Energy Co 2.850% due 05/15/22	200,000	202,558
Dominion Energy Inc
2.000% due 08/15/21	400,000	397,951
2.715% due 08/15/21	420,000	414,637
DTE Energy Co
2.250% due 11/01/22	100,000	99,107
2.600% due 06/15/22	105,000	104,665
Duke Energy Carolinas LLC 3.350% due 05/15/22	250,000	257,561
Duke Energy Corp 3.550% due 09/15/21	250,000	253,532
Duke Energy Florida LLC 3.100% due 08/15/21	500,000	504,093
Edison International
2.125% due 04/15/20	100,000	99,876
3.125% due 11/15/22	35,000	34,440
Emera US Finance LP (Canada) 2.700% due 06/15/21	200,000	202,353
Eversource Energy 2.500% due 03/15/21	200,000	200,790
Exelon Generation Co LLC 3.400% due 03/15/22	600,000	607,217
FirstEnergy Corp 2.850% due 07/15/22	200,000	195,286
ITC Holdings Corp 2.700% due 11/15/22	200,000	198,865
National Rural Utilities Cooperative Finance Corp
1.750% due 01/21/22	45,000	45,087
2.400% due 04/25/22	200,000	195,764
3.050% due 02/15/22	350,000	348,623
NextEra Energy Capital Holdings Inc
2.403% due 09/01/21	500,000	499,520
2.900% due 04/01/22	100,000	101,005
4.500% due 06/01/21	400,000	408,154
NiSource Inc 2.650% due 11/17/22	200,000	202,023
NV Energy Inc 6.250% due 11/15/20	54,000	55,565
Oncor Electric Delivery Co LLC 4.100% due 06/01/22	250,000	254,861
PECO Energy Co 1.700% due 09/15/21	300,000	296,904
PPL Capital Funding Inc 4.200% due 06/15/22	200,000	201,232
Public Service Enterprise Group Inc
2.000% due 11/15/21	100,000	98,114
2.650% due 11/15/22	250,000	248,510
Puget Energy Inc 6.500% due 12/15/20	250,000	255,390
Southern California Edison Co
2.900% due 03/01/21	100,000	99,749
3.875% due 06/01/21	250,000	247,858
Southern Power Co 2.500% due 12/15/21	300,000	295,739
The Connecticut Light & Power Co 2.500% due 01/15/23	350,000	362,014
The Southern Co 2.350% due 07/01/21	250,000	250,821
WEC Energy Group Inc
3.100% due 03/08/22	70,000	70,877
3.375% due 06/15/21	300,000	301,318

	Principal Amount	Value
Xcel Energy Inc 2.400% due 03/15/21	$400,000	$399,848

		9,897,798

Total Corporate Bonds & Notes (Cost $170,893,196)		169,505,377

	Shares

SHORT-TERM INVESTMENT - 1.9%

Money Market Fund - 1.9%

BlackRock Liquidity Funds T-Fund Portfolio Institutional 0.210%	3,207,874	3,207,874

Total Short-Term Investment (Cost $3,207,874)		3,207,874

TOTAL INVESTMENTS - 100.5% (Cost $174,101,070)		172,713,251

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(779,135)

NET ASSETS - 100.0%		$171,934,116

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$169,505,377	$-	$169,505,377	$-
	Short-Term Investment	3,207,874	3,207,874	-	-

	Total	$172,713,251	$3,207,874	$169,505,377	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 25.9%

Basic Materials - 0.6%

Air Products & Chemicals Inc 3.350% due 07/31/24	$100,000	$104,118
Albemarle Corp 5.450% due 12/01/44	50,000	58,376
ArcelorMittal SA (Luxembourg)
6.125% due 06/01/25	30,000	29,754
7.000% due 10/15/39	42,000	41,867
Celanese US Holdings LLC
4.625% due 11/15/22	30,000	29,236
5.875% due 06/15/21	30,000	29,693
DuPont de Nemours Inc
4.493% due 11/15/25	100,000	107,729
4.725% due 11/15/28	150,000	164,879
5.319% due 11/15/38	65,000	73,300
5.419% due 11/15/48	75,000	82,932
Eastman Chemical Co
3.800% due 03/15/25	100,000	101,357
4.650% due 10/15/44	50,000	53,967
4.800% due 09/01/42	100,000	115,761
Ecolab Inc
2.375% due 08/10/22	200,000	203,970
4.350% due 12/08/21	82,000	84,503
Fibria Overseas Finance Ltd (Brazil)
4.000% due 01/14/25	50,000	46,687
5.500% due 01/17/27	50,000	48,537
FMC Corp 4.100% due 02/01/24	50,000	52,183
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	153,211
Huntsman International LLC 4.500% due 05/01/29	45,000	38,476
International Paper Co
4.350% due 08/15/48	100,000	97,293
6.000% due 11/15/41	200,000	258,407
7.500% due 08/15/21	27,000	26,960
Kinross Gold Corp (Canada) 5.950% due 03/15/24	100,000	101,875
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	69,986
Methanex Corp (Canada) 5.250% due 12/15/29	50,000	37,674
Newmont Corp
2.250% due 10/01/30	65,000	60,274
5.875% due 04/01/35	100,000	144,935
Nucor Corp
4.000% due 08/01/23	25,000	24,960
4.125% due 09/15/22	50,000	50,151
5.200% due 08/01/43	25,000	28,960
Nutrien Ltd (Canada)
4.200% due 04/01/29	55,000	58,381
5.250% due 01/15/45	145,000	160,280
PPG Industries Inc 2.800% due 08/15/29	50,000	49,770
Praxair Inc 2.200% due 08/15/22	100,000	100,567
Rio Tinto Finance USA Ltd (Australia) 7.125% due 07/15/28	50,000	65,728
Rio Tinto Finance USA PLC (Australia) 4.750% due 03/22/42	200,000	243,550
RPM International Inc 5.250% due 06/01/45	50,000	58,348
Southern Copper Corp (Peru)
5.250% due 11/08/42	150,000	155,534
7.500% due 07/27/35	50,000	59,275

	Principal Amount	Value
The Dow Chemical Co
4.250% due 10/01/34	$200,000	$197,615
4.800% due 05/15/49	65,000	67,988
The Mosaic Co 5.450% due 11/15/33	163,000	158,464
The Sherwin-Williams Co
3.125% due 06/01/24	25,000	24,916
3.450% due 06/01/27	60,000	61,636
3.950% due 01/15/26	150,000	158,253
4.000% due 12/15/42	50,000	52,609
4.500% due 06/01/47	29,000	31,661
Vale Overseas Ltd (Brazil)
6.875% due 11/21/36	150,000	168,122
8.250% due 01/17/34	100,000	122,354
Westlake Chemical Corp 4.375% due 11/15/47	100,000	81,507

		4,598,569

Communications - 2.4%

Alibaba Group Holding Ltd (China) 3.600% due 11/28/24	200,000	211,468
Alphabet Inc 1.998% due 08/15/26	200,000	211,690
Amazon.com Inc
2.400% due 02/22/23	200,000	208,284
3.300% due 12/05/21	100,000	103,511
3.875% due 08/22/37	195,000	234,611
4.050% due 08/22/47	70,000	89,753
4.250% due 08/22/57	100,000	138,853
5.200% due 12/03/25	50,000	59,961
America Movil SAB de CV (Mexico) 6.375% due 03/01/35	125,000	168,600
AT&T Inc
2.950% due 07/15/26	40,000	39,438
3.200% due 03/01/22	35,000	35,533
3.800% due 03/01/24	50,000	52,678
3.950% due 01/15/25	45,000	47,492
4.125% due 02/17/26	300,000	320,729
4.250% due 03/01/27	100,000	107,127
4.300% due 12/15/42	393,000	417,242
4.350% due 03/01/29	150,000	161,635
4.350% due 06/15/45	177,000	188,018
4.500% due 05/15/35	90,000	98,495
4.550% due 03/09/49	100,000	108,150
4.850% due 03/01/39	70,000	79,449
5.150% due 03/15/42	200,000	230,352
5.150% due 11/15/46	100,000	118,138
5.350% due 09/01/40	161,000	188,024
5.450% due 03/01/47	50,000	60,263
5.700% due 03/01/57	50,000	63,113
6.000% due 08/15/40	50,000	61,414
6.100% due 07/15/40	50,000	63,082
6.200% due 03/15/40	50,000	62,024
6.375% due 03/01/41	50,000	63,155
Baidu Inc (China) 2.875% due 07/06/22	300,000	300,158
Bell Canada Inc (Canada) 4.464% due 04/01/48	65,000	69,693
Booking Holdings Inc 3.600% due 06/01/26	50,000	50,150
British Telecommunications PLC (United Kingdom)
5.125% due 12/04/28	200,000	223,667
9.625% due 12/15/30	50,000	77,119
Charter Communications Operating LLC
3.750% due 02/15/28	100,000	100,784
4.200% due 03/15/28	200,000	205,764
4.464% due 07/23/22	100,000	103,417
4.500% due 02/01/24	100,000	103,245
4.908% due 07/23/25	150,000	161,883
5.125% due 07/01/49	100,000	106,864

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
5.375% due 05/01/47	$50,000	$54,266
6.384% due 10/23/35	70,000	83,454
6.484% due 10/23/45	165,000	202,551
6.834% due 10/23/55	50,000	59,442
Cisco Systems Inc
1.850% due 09/20/21	100,000	100,769
2.600% due 02/28/23	50,000	51,604
2.950% due 02/28/26	50,000	54,808
3.000% due 06/15/22	60,000	62,573
Comcast Corp
2.350% due 01/15/27	40,000	39,949
3.000% due 02/01/24	100,000	105,204
3.100% due 04/01/25	100,000	105,806
3.300% due 02/01/27	100,000	106,275
3.400% due 07/15/46	55,000	59,828
3.700% due 04/15/24	85,000	91,400
3.950% due 10/15/25	100,000	110,314
3.999% due 11/01/49	211,000	250,383
4.000% due 08/15/47	100,000	117,366
4.049% due 11/01/52	97,000	116,162
4.150% due 10/15/28	95,000	108,383
4.250% due 10/15/30	420,000	493,473
4.400% due 08/15/35	77,000	93,584
4.600% due 10/15/38	85,000	106,243
4.600% due 08/15/45	77,000	98,638
4.700% due 10/15/48	75,000	97,381
4.750% due 03/01/44	300,000	380,919
4.950% due 10/15/58	80,000	110,929
Corning Inc
4.375% due 11/15/57	100,000	104,447
4.700% due 03/15/37	50,000	51,690
5.350% due 11/15/48	100,000	118,142
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	252,789
Discovery Communications LLC
3.450% due 03/15/25	100,000	97,006
3.500% due 06/15/22	150,000	152,783
3.800% due 03/13/24	100,000	99,579
3.950% due 03/20/28	60,000	58,493
4.950% due 05/15/42	100,000	98,974
5.200% due 09/20/47	30,000	30,796
eBay Inc
1.900% due 03/11/25	50,000	47,273
2.700% due 03/11/30	100,000	91,118
2.750% due 01/30/23	50,000	49,100
3.600% due 06/05/27	50,000	51,606
Expedia Group Inc
3.800% due 02/15/28	50,000	43,359
4.500% due 08/15/24	200,000	183,953
FOX Corp 5.576% due 01/25/49	200,000	240,420
JD.com Inc (China) 4.125% due 01/14/50	200,000	205,223
Juniper Networks Inc 3.750% due 08/15/29	100,000	97,571
Motorola Solutions Inc
3.500% due 03/01/23	150,000	145,426
4.600% due 02/23/28	100,000	102,229
NBCUniversal Media LLC 2.875% due 01/15/23	75,000	77,276
Omnicom Group Inc
3.600% due 04/15/26	50,000	50,014
3.625% due 05/01/22	100,000	101,744
Orange SA (France)
5.375% due 01/13/42	150,000	192,822
9.000% due 03/01/31	50,000	76,024
Rogers Communications Inc (Canada)
4.300% due 02/15/48	85,000	93,263
4.350% due 05/01/49	75,000	85,390
4.500% due 03/15/43	25,000	28,611

	Principal Amount	Value
5.000% due 03/15/44	$100,000	$120,567
Telefonica Emisiones SA (Spain)
5.213% due 03/08/47	150,000	169,087
7.045% due 06/20/36	150,000	179,338
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	362,339
TELUS Corp (Canada) 4.600% due 11/16/48	100,000	112,884
The Walt Disney Co
1.650% due 09/01/22	20,000	20,153
1.750% due 08/30/24	50,000	50,390
2.000% due 09/01/29	35,000	34,231
2.750% due 09/01/49	45,000	44,660
3.375% due 11/15/26	200,000	212,463
4.700% due 03/23/50	200,000	261,324
5.400% due 10/01/43	100,000	133,915
6.400% due 12/15/35	39,000	54,777
6.650% due 11/15/37	150,000	216,967
Thomson Reuters Corp (Canada)
5.650% due 11/23/43	150,000	169,082
5.850% due 04/15/40	25,000	29,693
Time Warner Cable LLC
5.875% due 11/15/40	150,000	158,726
6.550% due 05/01/37	100,000	112,641
6.750% due 06/15/39	50,000	56,895
7.300% due 07/01/38	150,000	184,756
TWDC Enterprises 18 Corp
2.350% due 12/01/22	100,000	101,737
2.750% due 08/16/21	50,000	50,610
Verizon Communications Inc
3.150% due 03/22/30	200,000	215,528
3.376% due 02/15/25	200,000	214,921
4.000% due 03/22/50	250,000	296,702
4.125% due 03/16/27	300,000	334,546
4.272% due 01/15/36	57,000	66,828
4.522% due 09/15/48	309,000	391,762
5.150% due 09/15/23	150,000	166,999
5.250% due 03/16/37	483,000	619,672
5.500% due 03/16/47	75,000	103,227
ViacomCBS Inc
2.500% due 02/15/23	100,000	98,393
2.900% due 01/15/27	50,000	48,402
3.375% due 02/15/28	55,000	48,971
3.875% due 04/01/24	100,000	99,841
4.375% due 03/15/43	70,000	62,406
5.900% due 10/15/40	50,000	50,685
6.875% due 04/30/36	100,000	113,074
7.875% due 07/30/30	100,000	123,503
Vodafone Group PLC (United Kingdom)
3.750% due 01/16/24	45,000	46,945
5.000% due 05/30/38	40,000	44,670
5.125% due 06/19/59	100,000	115,071
5.250% due 05/30/48	75,000	90,867
6.150% due 02/27/37	150,000	174,605
7.875% due 02/15/30	50,000	68,094
WPP Finance 2010 (United Kingdom) 3.625% due 09/07/22	100,000	99,568

		18,316,366

Consumer, Cyclical - 1.4%

American Airlines Pass-Through Trust ‘A’ 4.950% due 07/15/24	94,363	96,244
American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	128,175	139,720
American Honda Finance Corp
1.700% due 09/09/21	100,000	98,440
2.900% due 02/16/24	250,000	251,904
3.375% due 12/10/21	25,000	25,177
3.625% due 10/10/23	25,000	25,645

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Aptiv Corp 4.150% due 03/15/24	$40,000	$39,185
Aptiv PLC
4.250% due 01/15/26	50,000	51,038
4.400% due 10/01/46	100,000	77,367
AutoNation Inc 4.500% due 10/01/25	100,000	97,529
AutoZone Inc 3.750% due 06/01/27	100,000	100,533
Best Buy Co Inc 4.450% due 10/01/28	50,000	51,420
Choice Hotels International Inc 3.700% due 12/01/29	25,000	20,188
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	20,982	20,326
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	66,675
Darden Restaurants Inc 3.850% due 05/01/27	130,000	119,503
Delta Air Lines Inc 3.625% due 03/15/22	100,000	93,668
Delta Air Lines Pass Through Trust “AA”
2.000% due 12/10/29	50,000	45,787
3.204% due 10/25/25	25,000	24,436
Dollar General Corp
3.250% due 04/15/23	50,000	50,906
3.875% due 04/15/27	50,000	51,441
4.150% due 11/01/25	25,000	26,770
Dollar Tree Inc
3.700% due 05/15/23	45,000	45,775
4.200% due 05/15/28	45,000	45,029
Ford Motor Co
5.291% due 12/08/46	100,000	57,430
7.450% due 07/16/31	135,000	97,875
General Motors Co
4.200% due 10/01/27	50,000	40,891
5.400% due 04/01/48	50,000	36,605
6.250% due 10/02/43	100,000	79,718
6.750% due 04/01/46	25,000	20,065
General Motors Financial Co Inc
3.500% due 11/07/24	100,000	88,163
3.550% due 07/08/22	350,000	323,766
3.700% due 05/09/23	200,000	180,115
3.950% due 04/13/24	100,000	90,797
4.000% due 10/06/26	50,000	42,589
4.150% due 06/19/23	250,000	227,681
4.200% due 11/06/21	100,000	95,147
Hasbro Inc
3.150% due 05/15/21	50,000	49,072
3.500% due 09/15/27	30,000	27,679
3.900% due 11/19/29	100,000	90,597
Hyatt Hotels Corp 4.850% due 03/15/26	25,000	24,764
Kohl’s Corp
3.250% due 02/01/23	100,000	84,893
4.250% due 07/17/25	50,000	43,266
5.550% due 07/17/45	50,000	34,030
Las Vegas Sands Corp
2.900% due 06/25/25	30,000	26,912
3.200% due 08/08/24	45,000	40,599
3.500% due 08/18/26	30,000	27,508
3.900% due 08/08/29	40,000	34,800
Leggett & Platt Inc 3.800% due 11/15/24	50,000	54,901
Lowe’s Cos Inc
3.120% due 04/15/22	100,000	99,292
3.650% due 04/05/29	35,000	36,123
3.700% due 04/15/46	250,000	232,776
3.875% due 09/15/23	100,000	101,877
4.550% due 04/05/49	15,000	16,668

	Principal Amount	Value
Magna International Inc (Canada) 4.150% due 10/01/25	$25,000	$27,446
Marriott International Inc
2.875% due 03/01/21	50,000	46,817
3.125% due 06/15/26	200,000	184,075
McDonald’s Corp
3.350% due 04/01/23	25,000	25,858
3.375% due 05/26/25	100,000	104,405
3.500% due 03/01/27	50,000	52,171
3.600% due 07/01/30	100,000	104,950
3.700% due 02/15/42	200,000	208,850
3.800% due 04/01/28	25,000	26,548
4.200% due 04/01/50	150,000	166,189
4.450% due 09/01/48	10,000	11,172
4.875% due 07/15/40	10,000	10,529
NIKE Inc
2.250% due 05/01/23	27,000	27,330
3.375% due 11/01/46	200,000	208,600
3.625% due 05/01/43	25,000	27,440
Nordstrom Inc 4.000% due 10/15/21	250,000	242,065
O’Reilly Automotive Inc
3.800% due 09/01/22	100,000	100,687
4.350% due 06/01/28	100,000	103,916
PACCAR Financial Corp
2.300% due 08/10/22	100,000	99,288
3.400% due 08/09/23	25,000	25,315
QVC Inc
4.750% due 02/15/27	25,000	22,225
5.450% due 08/15/34	100,000	73,548
Ralph Lauren Corp 3.750% due 09/15/25	50,000	52,128
Starbucks Corp
2.450% due 06/15/26	50,000	50,206
3.500% due 03/01/28	100,000	102,359
3.550% due 08/15/29	100,000	105,152
3.750% due 12/01/47	35,000	33,912
4.300% due 06/15/45	35,000	37,320
4.450% due 08/15/49	100,000	114,771
Tapestry Inc 4.125% due 07/15/27	100,000	85,449
Target Corp
2.900% due 01/15/22	100,000	101,048
3.375% due 04/15/29	100,000	108,321
3.625% due 04/15/46	25,000	28,075
The Home Depot Inc
2.000% due 04/01/21	50,000	50,082
2.125% due 09/15/26	100,000	100,871
2.700% due 04/01/23	100,000	103,241
3.000% due 04/01/26	25,000	26,437
3.250% due 03/01/22	45,000	46,585
3.350% due 09/15/25	45,000	48,508
3.500% due 09/15/56	55,000	56,026
3.900% due 12/06/28	40,000	44,506
4.200% due 04/01/43	300,000	350,169
4.400% due 04/01/21	100,000	101,817
4.500% due 12/06/48	100,000	123,314
5.875% due 12/16/36	75,000	102,145
Toyota Motor Credit Corp
1.900% due 04/08/21	100,000	99,573
2.150% due 02/13/30	100,000	93,218
2.625% due 01/10/23	100,000	100,203
2.650% due 04/12/22	250,000	252,487
3.200% due 01/11/27	100,000	102,443
3.350% due 01/08/24	100,000	102,492
United Airlines Pass-Through Trust ‘A’ 4.000% due 10/11/27	80,356	79,646
United Airlines Pass-Through Trust ‘AA’
2.875% due 04/07/30	134,141	124,882
3.100% due 01/07/30	43,404	40,414

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Walgreen Co 3.100% due 09/15/22	$75,000	$75,229
Walgreens Boots Alliance Inc
3.450% due 06/01/26	30,000	29,783
4.650% due 06/01/46	20,000	19,255
4.800% due 11/18/44	165,000	162,899
Walmart Inc
2.650% due 12/15/24	100,000	105,713
2.850% due 07/08/24	90,000	95,095
2.950% due 09/24/49	100,000	110,304
3.050% due 07/08/26	65,000	70,304
3.250% due 07/08/29	80,000	88,178
3.300% due 04/22/24	300,000	322,761
3.400% due 06/26/23	50,000	53,273
3.700% due 06/26/28	100,000	112,659
3.950% due 06/28/38	25,000	29,606
4.050% due 06/29/48	65,000	83,964
Whirlpool Corp 4.750% due 02/26/29	60,000	62,070
WW Grainger Inc
1.850% due 02/15/25	25,000	25,079
3.750% due 05/15/46	50,000	45,197
4.600% due 06/15/45	20,000	23,988

		10,453,886

Consumer, Non-Cyclical - 4.6%

Abbott Laboratories
2.950% due 03/15/25	100,000	104,133
3.400% due 11/30/23	70,000	73,676
3.750% due 11/30/26	227,000	253,995
4.750% due 11/30/36	100,000	126,997
4.900% due 11/30/46	100,000	137,217
6.150% due 11/30/37	25,000	35,939
AbbVie Inc
2.150% due 11/19/21 ~	115,000	114,622
2.300% due 11/21/22 ~	75,000	75,036
2.600% due 11/21/24 ~	80,000	81,438
2.850% due 05/14/23	50,000	50,748
2.950% due 11/21/26 ~	105,000	107,231
3.200% due 11/06/22	70,000	71,600
3.200% due 05/14/26	100,000	103,827
3.200% due 11/21/29 ~	175,000	179,616
3.600% due 05/14/25	175,000	184,705
4.050% due 11/21/39 ~	70,000	73,756
4.300% due 05/14/36	50,000	54,813
4.400% due 11/06/42	125,000	139,521
4.500% due 05/14/35	160,000	184,673
4.700% due 05/14/45	50,000	56,427
Adventist Health System 3.630% due 03/01/49	15,000	15,597
Advocate Health & Hospitals Corp 3.387% due 10/15/49	50,000	52,177
Aetna Inc
2.750% due 11/15/22	125,000	125,909
2.800% due 06/15/23	25,000	25,187
3.500% due 11/15/24	100,000	101,893
3.875% due 08/15/47	30,000	30,857
4.125% due 11/15/42	100,000	101,954
Allergan Finance LLC
3.250% due 10/01/22	100,000	100,374
4.625% due 10/01/42	100,000	126,243
Allergan Funding SCS
3.800% due 03/15/25	70,000	71,804
4.750% due 03/15/45	330,000	357,698
Allergan Inc 2.800% due 03/15/23	25,000	24,889
Altria Group Inc
3.800% due 02/14/24	40,000	40,627
4.400% due 02/14/26	25,000	25,941
4.500% due 05/02/43	100,000	95,232

	Principal Amount	Value
5.800% due 02/14/39	$65,000	$71,472
5.950% due 02/14/49	75,000	87,646
6.200% due 02/14/59	30,000	33,170
AmerisourceBergen Corp
3.400% due 05/15/24	100,000	102,289
3.450% due 12/15/27	50,000	50,339
Amgen Inc
1.900% due 02/21/25	35,000	35,346
2.200% due 02/21/27	35,000	34,986
2.450% due 02/21/30	50,000	49,937
3.150% due 02/21/40	50,000	49,829
3.200% due 11/02/27	50,000	54,213
3.375% due 02/21/50	50,000	52,874
3.625% due 05/22/24	100,000	105,349
4.400% due 05/01/45	100,000	117,323
5.150% due 11/15/41	174,000	182,919
6.400% due 02/01/39	225,000	312,246
Anheuser-Busch Cos LLC (Belgium) 4.700% due 02/01/36	275,000	288,216
Anheuser-Busch InBev Finance Inc (Belgium) 4.625% due 02/01/44	300,000	316,335
Anheuser-Busch InBev Worldwide Inc (Belgium)
3.750% due 07/15/42	100,000	95,204
4.000% due 04/13/28	80,000	84,639
4.150% due 01/23/25	60,000	64,832
4.375% due 04/15/38	35,000	35,397
4.439% due 10/06/48	200,000	205,286
4.600% due 04/15/48	50,000	53,220
4.750% due 01/23/29	55,000	60,596
4.750% due 04/15/58	100,000	103,167
4.900% due 01/23/31	65,000	72,358
5.450% due 01/23/39	65,000	75,900
5.550% due 01/23/49	100,000	118,138
5.800% due 01/23/59	45,000	55,311
Anthem Inc
2.950% due 12/01/22	50,000	51,120
3.300% due 01/15/23	75,000	76,127
3.350% due 12/01/24	400,000	408,095
3.650% due 12/01/27	30,000	31,050
4.375% due 12/01/47	30,000	32,451
4.625% due 05/15/42	100,000	111,705
4.650% due 01/15/43	50,000	56,643
Archer-Daniels-Midland Co
3.750% due 09/15/47	100,000	112,930
4.016% due 04/16/43	50,000	55,609
4.479% due 03/01/21	100,000	101,647
Ascension Health 3.945% due 11/15/46	70,000	81,645
AstraZeneca PLC (United Kingdom)
2.375% due 06/12/22	100,000	100,823
3.125% due 06/12/27	100,000	100,372
3.375% due 11/16/25	100,000	105,450
4.000% due 09/18/42	25,000	28,277
4.375% due 11/16/45	25,000	31,101
6.450% due 09/15/37	100,000	143,747
Automatic Data Processing Inc 3.375% due 09/15/25	25,000	26,765
Avery Dennison Corp 2.650% due 04/30/30	30,000	28,105
BAT Capital Corp (United Kingdom)
2.764% due 08/15/22	150,000	147,918
2.789% due 09/06/24	35,000	34,521
3.215% due 09/06/26	50,000	47,653
3.222% due 08/15/24	100,000	100,637
3.462% due 09/06/29	50,000	46,577
3.557% due 08/15/27	100,000	94,394
4.390% due 08/15/37	70,000	65,125
4.758% due 09/06/49	50,000	47,362
Baxalta Inc
4.000% due 06/23/25	15,000	16,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
5.250% due 06/23/45	$9,000	$11,340
Becton Dickinson & Co
3.125% due 11/08/21	100,000	100,403
3.363% due 06/06/24	50,000	50,202
3.734% due 12/15/24	129,000	132,501
4.669% due 06/06/47	50,000	54,159
Bestfoods 7.250% due 12/15/26	200,000	255,973
Boston Scientific Corp
3.375% due 05/15/22	300,000	309,756
4.000% due 03/01/29	70,000	74,249
4.550% due 03/01/39	50,000	55,142
4.700% due 03/01/49	70,000	80,373
Bristol-Myers Squibb Co
2.550% due 05/14/21 ~	50,000	50,601
2.600% due 05/16/22 ~	50,000	51,061
2.900% due 07/26/24 ~	85,000	90,262
3.200% due 06/15/26 ~	50,000	53,520
3.250% due 08/15/22 ~	100,000	103,937
3.250% due 02/20/23 ~	50,000	52,563
3.250% due 02/27/27	100,000	105,727
3.250% due 08/01/42	100,000	103,577
3.400% due 07/26/29 ~	80,000	88,120
3.450% due 11/15/27 ~	50,000	53,385
3.900% due 02/20/28 ~	100,000	111,566
4.000% due 08/15/23 ~	100,000	104,939
4.125% due 06/15/39 ~	35,000	42,405
4.250% due 10/26/49 ~	65,000	81,827
4.350% due 11/15/47 ~	50,000	63,075
Brown-Forman Corp 4.500% due 07/15/45	40,000	46,383
Bunge Ltd Finance Corp
3.000% due 09/25/22	55,000	54,427
3.250% due 08/15/26	20,000	20,031
3.750% due 09/25/27	30,000	27,468
California Institute of Technology 3.650% due 09/01/19	20,000	20,854
Campbell Soup Co
2.500% due 08/02/22	100,000	99,722
3.650% due 03/15/23	15,000	15,297
4.150% due 03/15/28	100,000	108,146
4.800% due 03/15/48	20,000	24,182
Cardinal Health Inc
2.616% due 06/15/22	50,000	50,257
3.079% due 06/15/24	50,000	49,613
3.410% due 06/15/27	100,000	101,778
3.750% due 09/15/25	50,000	51,548
4.368% due 06/15/47	50,000	50,474
4.900% due 09/15/45	50,000	52,828
Church & Dwight Co Inc 2.450% due 08/01/22	100,000	98,761
Cigna Corp
2.400% due 03/15/30	120,000	114,259
3.050% due 10/15/27 ~	30,000	29,913
3.200% due 03/15/40	85,000	78,692
3.400% due 09/17/21	40,000	40,629
3.400% due 03/15/50	65,000	62,773
3.750% due 07/15/23	74,000	76,305
3.875% due 10/15/47 ~	50,000	50,692
4.125% due 11/15/25	45,000	48,267
4.375% due 10/15/28	80,000	86,262
4.800% due 08/15/38	60,000	67,807
4.900% due 12/15/48	55,000	66,807
Cintas Corp No
2 2.900% due 04/01/22	50,000	50,037
3.700% due 04/01/27	50,000	51,364
Colgate-Palmolive Co 3.700% due 08/01/47	100,000	114,983
CommonSpirit Health 4.350% due 11/01/42	150,000	147,720
Conagra Brands Inc

	Principal Amount	Value
3.200% due 01/25/23	$79,000	$78,083
3.800% due 10/22/21	40,000	40,345
4.300% due 05/01/24	15,000	15,603
4.600% due 11/01/25	35,000	37,119
4.850% due 11/01/28	45,000	48,326
5.300% due 11/01/38	50,000	54,580
5.400% due 11/01/48	40,000	45,229
Constellation Brands Inc
2.700% due 05/09/22	200,000	195,992
3.500% due 05/09/27	15,000	14,117
3.750% due 05/01/21	20,000	20,029
4.250% due 05/01/23	85,000	85,879
4.400% due 11/15/25	35,000	35,368
4.650% due 11/15/28	30,000	30,078
5.250% due 11/15/48	30,000	31,901
CVS Health Corp
2.625% due 08/15/24	30,000	30,151
2.875% due 06/01/26	100,000	100,960
3.000% due 08/15/26	35,000	34,944
3.250% due 08/15/29	65,000	63,689
3.750% due 04/01/30	100,000	103,680
3.875% due 07/20/25	200,000	207,027
4.100% due 03/25/25	150,000	158,138
4.250% due 04/01/50	200,000	208,812
4.300% due 03/25/28	185,000	196,859
4.780% due 03/25/38	95,000	104,714
5.125% due 07/20/45	105,000	120,931
5.300% due 12/05/43	200,000	237,027
Danaher Corp
3.350% due 09/15/25	30,000	31,424
4.375% due 09/15/45	30,000	32,668
Diageo Capital PLC (United Kingdom) 3.875% due 04/29/43	100,000	102,921
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	150,000	151,316
Dignity Health 5.267% due 11/01/64	100,000	117,643
Eli Lilly & Co
3.375% due 03/15/29	65,000	70,280
3.950% due 03/15/49	100,000	126,256
4.150% due 03/15/59	50,000	59,352
Equifax Inc
2.300% due 06/01/21	50,000	48,642
2.600% due 12/01/24	25,000	23,679
General Mills Inc
3.200% due 04/16/21	15,000	15,146
3.200% due 02/10/27	100,000	105,549
3.700% due 10/17/23	40,000	40,785
4.200% due 04/17/28	50,000	55,343
4.550% due 04/17/38	15,000	15,974
4.700% due 04/17/48	20,000	23,586
5.400% due 06/15/40	45,000	55,477
Gilead Sciences Inc
1.950% due 03/01/22	230,000	227,059
2.950% due 03/01/27	100,000	103,737
3.650% due 03/01/26	100,000	109,214
4.150% due 03/01/47	75,000	92,147
4.400% due 12/01/21	100,000	103,332
4.600% due 09/01/35	45,000	57,911
4.750% due 03/01/46	50,000	64,197
GlaxoSmithKline Capital Inc (United Kingdom)
3.625% due 05/15/25	85,000	91,780
6.375% due 05/15/38	100,000	148,520
GlaxoSmithKline Capital PLC (United Kingdom)
2.850% due 05/08/22	200,000	205,661
3.125% due 05/14/21	105,000	106,461
Global Payments Inc 4.000% due 06/01/23	300,000	313,184
Hackensack Meridian Health Inc 4.500% due 07/01/57	100,000	122,255
HCA Inc

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
4.125% due 06/15/29	$35,000	$35,368
4.500% due 02/15/27	60,000	61,914
4.750% due 05/01/23	60,000	61,544
5.125% due 06/15/39	50,000	51,924
5.250% due 04/15/25	70,000	73,573
5.250% due 06/15/26	75,000	78,847
5.250% due 06/15/49	100,000	107,480
5.500% due 06/15/47	75,000	82,211
Humana Inc
3.850% due 10/01/24	100,000	101,890
4.625% due 12/01/42	100,000	110,350
IHS Markit Ltd 4.250% due 05/01/29	85,000	90,207
Ingredion Inc 3.200% due 10/01/26	100,000	107,453
Johnson & Johnson
2.050% due 03/01/23	50,000	51,187
2.450% due 12/05/21	150,000	153,707
2.450% due 03/01/26	50,000	53,567
3.400% due 01/15/38	50,000	58,084
3.500% due 01/15/48	65,000	80,648
3.550% due 03/01/36	25,000	28,794
3.625% due 03/03/37	132,000	151,894
3.700% due 03/01/46	25,000	30,933
3.750% due 03/03/47	50,000	62,545
4.850% due 05/15/41	50,000	69,317
5.950% due 08/15/37	100,000	152,543
Kaiser Foundation Hospitals
3.150% due 05/01/27	225,000	232,041
4.150% due 05/01/47	20,000	23,346
Kellogg Co
3.400% due 11/15/27	100,000	103,500
4.300% due 05/15/28	100,000	108,381
Keurig Dr Pepper Inc
2.550% due 09/15/26	50,000	46,852
3.130% due 12/15/23	50,000	50,850
3.430% due 06/15/27	35,000	35,771
4.420% due 12/15/46	250,000	281,356
Kimberly-Clark Corp
3.050% due 08/15/25	50,000	53,640
3.950% due 11/01/28	10,000	11,466
6.625% due 08/01/37	100,000	146,608
Laboratory Corp of America Holdings
3.600% due 09/01/27	100,000	104,256
4.700% due 02/01/45	50,000	57,102
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	164,582
McCormick & Co Inc 3.400% due 08/15/27	50,000	51,446
McKesson Corp 3.796% due 03/15/24	300,000	311,818
Mead Johnson Nutrition Co (United Kingdom) 4.600% due 06/01/44	200,000	238,688
Medtronic Inc
2.750% due 04/01/23	50,000	51,456
3.500% due 03/15/25	170,000	183,444
4.625% due 03/15/45	65,000	86,319
Merck & Co Inc
2.400% due 09/15/22	100,000	101,688
3.400% due 03/07/29	200,000	221,878
3.600% due 09/15/42	300,000	336,896
4.150% due 05/18/43	100,000	121,784
Molson Coors Beverage Co
2.100% due 07/15/21	35,000	34,229
4.200% due 07/15/46	40,000	35,991
5.000% due 05/01/42	100,000	97,499
Mondelez International Inc
3.625% due 02/13/26	100,000	105,300
4.125% due 05/07/28	100,000	105,301
Moody’s Corp

	Principal Amount	Value
2.750% due 12/15/21	$50,000	$49,666
3.250% due 06/07/21	75,000	75,058
4.875% due 02/15/24	50,000	54,177
4.875% due 12/17/48	50,000	55,652
Mount Sinai Hospitals Group Inc 3.981% due 07/01/48	50,000	52,787
Mylan NV
3.150% due 06/15/21	100,000	99,113
3.950% due 06/15/26	100,000	100,091
Northwell Healthcare Inc 3.809% due 11/01/49	100,000	100,290
Northwestern University 3.662% due 12/01/57	25,000	26,177
Novartis Capital Corp (Switzerland)
2.400% due 05/17/22	50,000	51,539
2.400% due 09/21/22	75,000	77,123
3.000% due 11/20/25	100,000	106,285
3.100% due 05/17/27	30,000	32,359
3.400% due 05/06/24	150,000	161,546
4.000% due 11/20/45	100,000	127,643
NYU Langone Hospitals 4.368% due 07/01/47	25,000	26,828
Partners Healthcare System Inc 3.342% due 07/01/60	30,000	29,626
PepsiCo Inc
2.000% due 04/15/21	100,000	100,240
2.250% due 05/02/22	50,000	50,969
2.375% due 10/06/26	55,000	57,359
2.750% due 03/01/23	100,000	104,242
2.750% due 04/30/25	100,000	104,231
3.100% due 07/17/22	50,000	52,064
3.450% due 10/06/46	60,000	67,805
3.500% due 07/17/25	50,000	53,591
3.600% due 03/01/24	71,000	76,994
3.625% due 03/19/50	250,000	297,526
4.000% due 05/02/47	35,000	42,199
4.600% due 07/17/45	35,000	42,277
Pfizer Inc
2.200% due 12/15/21	50,000	50,232
3.000% due 09/15/21	40,000	41,058
3.000% due 12/15/26	100,000	107,907
3.200% due 09/15/23	50,000	52,817
3.400% due 05/15/24	150,000	156,869
3.600% due 09/15/28	100,000	112,027
3.900% due 03/15/39	25,000	28,375
4.100% due 09/15/38	50,000	59,207
4.200% due 09/15/48	35,000	43,580
Philip Morris International Inc
2.125% due 05/10/23	25,000	24,899
2.625% due 02/18/22	25,000	25,376
3.250% due 11/10/24	125,000	132,124
3.375% due 08/11/25	50,000	52,145
4.250% due 11/10/44	30,000	33,378
4.500% due 03/20/42	200,000	235,396
6.375% due 05/16/38	100,000	136,578
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	131,059
Princeton University 5.700% due 03/01/39	50,000	70,290
Providence St Joseph Health Obligated Group 3.930% due 10/01/48	35,000	38,858
Quest Diagnostics Inc 2.950% due 06/30/30	55,000	54,963
RELX Capital Inc (United Kingdom)
3.500% due 03/16/23	60,000	62,544
4.000% due 03/18/29	100,000	103,542
Reynolds American Inc (United Kingdom) 6.150% due 09/15/43	300,000	327,186
RWJ Barnabas Health Inc 3.477% due 07/01/49	25,000	25,435

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
S&P Global Inc
4.000% due 06/15/25	$50,000	$52,556
4.400% due 02/15/26	100,000	111,194
Sanofi (France) 3.375% due 06/19/23	100,000	105,623
Shire Acquisitions Investments Ireland DAC 3.200% due 09/23/26	250,000	256,257
SSM Health Care Corp 3.688% due 06/01/23	50,000	50,844
Stryker Corp 4.100% due 04/01/43	100,000	109,288
Sysco Corp
2.500% due 07/15/21	35,000	35,052
2.600% due 06/12/22	100,000	96,299
3.250% due 07/15/27	50,000	45,708
3.550% due 03/15/25	50,000	48,788
3.750% due 10/01/25	25,000	24,970
4.450% due 03/15/48	50,000	42,746
4.500% due 04/01/46	25,000	24,137
4.850% due 10/01/45	15,000	14,179
Takeda Pharmaceutical Co Ltd (Japan)
4.400% due 11/26/23	100,000	105,440
5.000% due 11/26/28	100,000	114,345
The Clorox Co 3.800% due 11/15/21	100,000	98,601
The Coca-Cola Co
2.125% due 09/06/29	100,000	100,293
2.500% due 04/01/23	200,000	208,957
2.550% due 06/01/26	100,000	105,113
2.875% due 10/27/25	50,000	53,619
3.300% due 09/01/21	100,000	102,740
The Estee Lauder Cos Inc
1.700% due 05/10/21	30,000	29,994
2.000% due 12/01/24	10,000	9,981
2.375% due 12/01/29	10,000	9,726
3.125% due 12/01/49	15,000	14,638
3.150% due 03/15/27	50,000	51,351
4.150% due 03/15/47	30,000	32,476
The George Washington University 4.300% due 09/15/44	50,000	55,539
The Georgetown University 2.943% due 04/01/50	25,000	24,249
The Hershey Co
2.300% due 08/15/26	50,000	50,679
3.375% due 05/15/23	50,000	51,611
The JM Smucker Co
2.375% due 03/15/30	65,000	60,303
3.550% due 03/15/50	50,000	46,213
The Johns Hopkins Health System Corp 3.837% due 05/15/46	50,000	58,501
The Kroger Co
2.800% due 08/01/22	100,000	101,520
3.500% due 02/01/26	50,000	52,915
3.950% due 01/15/50	100,000	104,842
4.650% due 01/15/48	100,000	113,612
5.150% due 08/01/43	25,000	29,625
The Leland Stanford Junior University 3.647% due 05/01/48	125,000	142,094
The New York and Presbyterian Hospital 3.954% due 08/01/19	35,000	35,318
The Procter & Gamble Co
2.300% due 02/06/22	100,000	102,346
3.000% due 03/25/30	100,000	111,149
3.600% due 03/25/50	200,000	246,701
The Toledo Hospital
5.750% due 11/15/38	50,000	58,198
6.015% due 11/15/48	50,000	54,967
The University of Chicago 2.761% due 04/01/45	10,000	9,474
Thermo Fisher Scientific Inc
2.950% due 09/19/26	30,000	30,433

	Principal Amount	Value
3.000% due 04/15/23	$70,000	$71,889
3.650% due 12/15/25	100,000	103,877
4.150% due 02/01/24	100,000	107,426
5.300% due 02/01/44	100,000	123,659
Tyson Foods Inc
2.250% due 08/23/21	15,000	15,094
4.000% due 03/01/26	15,000	15,900
4.350% due 03/01/29	20,000	21,987
4.500% due 06/15/22	300,000	310,373
5.100% due 09/28/48	10,000	12,458
Unilever Capital Corp (United Kingdom)
2.200% due 05/05/22	100,000	98,648
5.900% due 11/15/32	50,000	65,609
UnitedHealth Group Inc
2.375% due 08/15/24	70,000	71,900
2.875% due 08/15/29	75,000	79,236
3.150% due 06/15/21	50,000	50,831
3.500% due 06/15/23	50,000	52,740
3.500% due 02/15/24	20,000	21,320
3.500% due 08/15/39	60,000	64,845
3.700% due 12/15/25	20,000	21,678
3.700% due 08/15/49	65,000	72,664
3.750% due 07/15/25	75,000	81,514
3.850% due 06/15/28	100,000	111,736
3.875% due 12/15/28	25,000	28,226
3.875% due 08/15/59	100,000	109,497
4.250% due 06/15/48	50,000	59,471
4.450% due 12/15/48	25,000	31,520
4.750% due 07/15/45	50,000	64,007
6.875% due 02/15/38	250,000	369,201
University of Notre Dame du Lac 3.394% due 02/15/48	50,000	50,363
University of Southern California
2.805% due 10/01/50	50,000	50,740
3.028% due 10/01/39	50,000	48,427
Verisk Analytics Inc 4.125% due 09/12/22	100,000	99,297
Wyeth LLC
5.950% due 04/01/37	50,000	71,134
6.500% due 02/01/34	100,000	144,863
Zimmer Biomet Holdings Inc
3.375% due 11/30/21	100,000	100,389
3.550% due 04/01/25	170,000	171,440
Zoetis Inc 3.250% due 02/01/23	300,000	307,048

		34,735,741

Energy - 2.1%

Apache Corp
4.375% due 10/15/28	100,000	53,565
4.750% due 04/15/43	50,000	22,223
5.100% due 09/01/40	100,000	44,352
5.250% due 02/01/42	25,000	11,333
5.350% due 07/01/49	100,000	50,498
Baker Hughes a GE Co LLC
2.773% due 12/15/22	50,000	47,653
3.337% due 12/15/27	100,000	91,916
4.080% due 12/15/47	50,000	41,270
5.125% due 09/15/40	50,000	45,045
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	81,137
BP Capital Markets America Inc
2.112% due 09/16/21	200,000	197,715
2.750% due 05/10/23	250,000	251,123
3.000% due 02/24/50	150,000	140,667
3.119% due 05/04/26	25,000	25,339
3.224% due 04/14/24	100,000	102,468
3.588% due 04/14/27	100,000	106,105
3.790% due 02/06/24	55,000	57,092
4.234% due 11/06/28	100,000	108,762

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Burlington Resources LLC 7.400% due 12/01/31	$100,000	$130,062
Canadian Natural Resources Ltd (Canada)
2.950% due 01/15/23	50,000	43,370
3.800% due 04/15/24	43,000	36,843
3.850% due 06/01/27	50,000	39,673
4.950% due 06/01/47	25,000	18,011
6.750% due 02/01/39	90,000	69,399
Cenovus Energy Inc (Canada)
4.250% due 04/15/27	40,000	19,649
5.250% due 06/15/37	35,000	15,739
5.400% due 06/15/47	30,000	13,691
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/29 ~	60,000	45,127
Chevron Corp
2.100% due 05/16/21	100,000	100,507
2.566% due 05/16/23	100,000	102,382
2.954% due 05/16/26	100,000	105,368
3.326% due 11/17/25	50,000	53,201
CNOOC Finance Ltd (China) 3.000% due 05/09/23	200,000	204,240
Concho Resources Inc
4.300% due 08/15/28	150,000	137,424
4.375% due 01/15/25	50,000	42,735
4.850% due 08/15/48	50,000	40,764
ConocoPhillips Co 4.950% due 03/15/26	50,000	53,624
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	123,414
Continental Resources Inc 4.375% due 01/15/28	50,000	23,327
Devon Energy Corp
5.000% due 06/15/45	105,000	67,409
5.850% due 12/15/25	50,000	39,866
Diamondback Energy Inc
2.875% due 12/01/24	65,000	45,549
3.500% due 12/01/29	100,000	70,927
Ecopetrol SA (Colombia)
5.375% due 06/26/26	85,000	83,346
5.875% due 09/18/23	50,000	49,313
5.875% due 05/28/45	200,000	179,263
Enable Midstream Partners LP 4.400% due 03/15/27	200,000	97,177
Enbridge Energy Partners LP 7.500% due 04/15/38	50,000	60,906
Enbridge Inc (Canada)
2.500% due 01/15/25	50,000	46,588
2.900% due 07/15/22	100,000	91,950
3.700% due 07/15/27	100,000	99,398
4.500% due 06/10/44	150,000	139,319
Energy Transfer Operating LP
2.900% due 05/15/25	40,000	33,893
3.750% due 05/15/30	310,000	244,266
4.050% due 03/15/25	100,000	87,593
4.200% due 04/15/27	100,000	81,184
4.900% due 02/01/24	100,000	89,662
5.250% due 04/15/29	25,000	21,213
5.300% due 04/15/47	100,000	76,447
5.950% due 10/01/43	100,000	86,992
6.125% due 12/15/45	200,000	166,749
6.500% due 02/01/42	100,000	90,501
Enterprise Products Operating LLC
3.125% due 07/31/29	100,000	92,674
3.500% due 02/01/22	25,000	24,681
4.150% due 10/16/28	50,000	50,835
4.250% due 02/15/48	25,000	23,460
4.800% due 02/01/49	50,000	50,250
5.375% due 02/15/78	50,000	35,087
6.125% due 10/15/39	115,000	118,320
6.875% due 03/01/33	150,000	173,131
Equinor ASA (Norway)

	Principal Amount	Value
2.450% due 01/17/23	$100,000	$101,817
3.950% due 05/15/43	300,000	311,994
Exxon Mobil Corp
1.902% due 08/16/22	20,000	20,278
2.019% due 08/16/24	50,000	50,040
2.222% due 03/01/21	40,000	40,475
2.440% due 08/16/29	50,000	51,262
2.995% due 08/16/39	50,000	50,321
3.043% due 03/01/26	150,000	158,876
3.176% due 03/15/24	200,000	210,722
4.114% due 03/01/46	65,000	77,581
4.327% due 03/19/50	300,000	368,094
Halliburton Co
3.250% due 11/15/21	100,000	95,432
3.800% due 11/15/25	15,000	13,339
4.850% due 11/15/35	50,000	38,928
5.000% due 11/15/45	42,000	33,024
7.450% due 09/15/39	25,000	24,322
Hess Corp
4.300% due 04/01/27	50,000	37,067
5.600% due 02/15/41	50,000	34,298
5.800% due 04/01/47	50,000	32,927
7.125% due 03/15/33	50,000	40,286
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	90,615
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	100,000	99,208
4.150% due 02/01/24	100,000	99,962
Kinder Morgan Inc
5.300% due 12/01/34	70,000	67,713
5.550% due 06/01/45	350,000	360,785
Magellan Midstream Partners LP
4.200% due 10/03/47	50,000	44,268
4.250% due 09/15/46	70,000	58,571
5.000% due 03/01/26	50,000	49,538
Marathon Oil Corp
2.800% due 11/01/22	100,000	76,640
3.850% due 06/01/25	50,000	36,094
4.400% due 07/15/27	100,000	66,897
5.200% due 06/01/45	50,000	31,793
Marathon Petroleum Corp
3.800% due 04/01/28	30,000	27,097
4.500% due 04/01/48	25,000	19,249
4.750% due 12/15/23	150,000	142,286
5.125% due 12/15/26	50,000	49,624
6.500% due 03/01/41	100,000	93,112
MPLX LP
3.375% due 03/15/23	25,000	23,141
4.250% due 12/01/27 ~	250,000	216,759
4.500% due 04/15/38	30,000	23,540
4.700% due 04/15/48	45,000	35,004
4.875% due 12/01/24	250,000	219,262
4.900% due 04/15/58	15,000	10,149
National Oilwell Varco Inc
2.600% due 12/01/22	29,000	26,205
3.950% due 12/01/42	100,000	62,979
Nexen Inc (China) 7.500% due 07/30/39	300,000	470,409
Noble Energy Inc
3.850% due 01/15/28	50,000	35,475
5.050% due 11/15/44	150,000	93,009
Occidental Petroleum Corp
4.100% due 02/15/47	50,000	21,435
4.300% due 08/15/39	20,000	8,535
6.200% due 03/15/40	100,000	45,695
6.600% due 03/15/46	200,000	94,466
ONEOK Inc
2.200% due 09/15/25	25,000	19,364
3.100% due 03/15/30	25,000	18,911
4.000% due 07/13/27	130,000	107,237
4.350% due 03/15/29	100,000	81,707

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
4.500% due 03/15/50	$25,000	$19,026
4.550% due 07/15/28	50,000	42,156
4.950% due 07/13/47	50,000	39,711
5.200% due 07/15/48	25,000	19,702
ONEOK Partners LP 3.375% due 10/01/22	100,000	93,103
Patterson-UTI Energy Inc 5.150% due 11/15/29	50,000	18,770
Petroleos Mexicanos (Mexico)
4.250% due 01/15/25	200,000	149,789
4.500% due 01/23/26	250,000	184,248
5.350% due 02/12/28	55,000	38,420
5.625% due 01/23/46	150,000	94,621
5.950% due 01/28/31 ~	135,000	93,501
6.350% due 02/12/48	30,000	19,059
6.500% due 03/13/27	300,000	224,593
6.500% due 01/23/29	75,000	54,828
6.500% due 06/02/41	400,000	258,470
6.625% due 06/15/35	200,000	136,551
6.875% due 08/04/26	100,000	76,854
6.950% due 01/28/60 ~	135,000	91,591
Phillips 66
4.300% due 04/01/22	100,000	100,438
4.650% due 11/15/34	200,000	186,860
Phillips 66 Partners LP
2.450% due 12/15/24	50,000	44,075
3.550% due 10/01/26	50,000	45,232
4.900% due 10/01/46	25,000	21,174
Pioneer Natural Resources Co
3.950% due 07/15/22	100,000	96,432
4.450% due 01/15/26	50,000	49,594
Plains All American Pipeline LP
4.500% due 12/15/26	150,000	121,477
4.650% due 10/15/25	100,000	81,090
4.700% due 06/15/44	50,000	33,087
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	165,000	151,730
Schlumberger Investment SA 3.650% due 12/01/23	42,000	41,792
Shell International Finance BV (Netherlands)
1.750% due 09/12/21	50,000	49,793
1.875% due 05/10/21	100,000	99,558
2.375% due 08/21/22	100,000	100,667
2.500% due 09/12/26	50,000	50,954
2.875% due 05/10/26	100,000	103,287
3.250% due 05/11/25	100,000	105,118
3.625% due 08/21/42	100,000	104,012
3.750% due 09/12/46	50,000	53,772
4.000% due 05/10/46	100,000	112,547
4.125% due 05/11/35	263,000	302,497
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	100,173
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	18,462
Suncor Energy Inc (Canada)
6.800% due 05/15/38	200,000	211,995
4.000% due 11/15/47	70,000	64,092
Sunoco Logistics Partners Operations LP
3.450% due 01/15/23	100,000	86,257
3.900% due 07/15/26	100,000	84,428
TC PipeLines LP 3.900% due 05/25/27	20,000	19,032
The Williams Cos Inc
3.600% due 03/15/22	100,000	97,006
3.700% due 01/15/23	25,000	23,142
3.750% due 06/15/27	50,000	45,940
4.550% due 06/24/24	85,000	77,601
5.100% due 09/15/45	100,000	95,389
5.750% due 06/24/44	35,000	36,734
6.300% due 04/15/40	20,000	20,268
Total Capital International SA (France)

	Principal Amount	Value
2.218% due 07/12/21	$30,000	$30,095
2.434% due 01/10/25	50,000	50,284
2.829% due 01/10/30	50,000	50,738
3.461% due 07/12/49	50,000	51,278
3.700% due 01/15/24	200,000	209,523
Total Capital SA (France) 3.883% due 10/11/28	25,000	27,148
TransCanada PipeLines Ltd (Canada)
2.500% due 08/01/22	100,000	97,647
3.750% due 10/16/23	100,000	104,182
4.250% due 05/15/28	50,000	51,177
5.100% due 03/15/49	50,000	56,355
7.625% due 01/15/39	50,000	64,921
Transcontinental Gas Pipe Line Co LLC
4.000% due 03/15/28	50,000	45,065
4.450% due 08/01/42	150,000	147,712
Valero Energy Corp
3.400% due 09/15/26	100,000	89,933
6.625% due 06/15/37	150,000	155,225
Valero Energy Partners LP 4.375% due 12/15/26	65,000	54,686

		16,309,246

Financial - 9.2%

AerCap Ireland Capital DAC (Ireland)
3.875% due 01/23/28	150,000	114,631
3.950% due 02/01/22	175,000	152,561
4.500% due 05/15/21	150,000	137,637
Affiliated Managers Group Inc 3.500% due 08/01/25	50,000	52,653
Aflac Inc 3.625% due 06/15/23	200,000	199,888
African Development Bank (Multi-National)
1.625% due 09/16/22	85,000	87,092
3.000% due 12/06/21	120,000	124,729
Air Lease Corp
2.300% due 02/01/25	100,000	76,518
2.625% due 07/01/22	50,000	42,928
2.750% due 01/15/23	100,000	84,853
3.000% due 02/01/30	100,000	72,738
3.250% due 03/01/25	100,000	78,710
3.875% due 07/03/23	150,000	135,890
Aircastle Ltd
4.125% due 05/01/24	30,000	26,622
5.000% due 04/01/23	30,000	29,323
5.125% due 03/15/21	30,000	29,788
5.500% due 02/15/22	30,000	27,333
Alexandria Real Estate Equities Inc REIT
2.750% due 12/15/29	50,000	43,968
3.375% due 08/15/31	60,000	58,471
3.950% due 01/15/27	25,000	25,094
4.000% due 02/01/50	100,000	90,963
4.500% due 07/30/29	20,000	20,982
Alleghany Corp 4.950% due 06/27/22	100,000	105,308
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	104,007
American Express Co
2.500% due 07/30/24	35,000	35,499
2.650% due 12/02/22	150,000	151,930
3.000% due 10/30/24	50,000	51,681
3.375% due 05/17/21	100,000	101,188
3.700% due 08/03/23	100,000	105,254
4.050% due 12/03/42	125,000	149,618
American Express Credit Corp 3.300% due 05/03/27	65,000	68,647
American Financial Group Inc 4.500% due 06/15/47	50,000	50,113
American International Group Inc

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
3.750% due 07/10/25	$35,000	$35,103
3.875% due 01/15/35	100,000	98,411
4.200% due 04/01/28	100,000	105,149
4.375% due 01/15/55	100,000	97,804
4.500% due 07/16/44	100,000	102,665
4.700% due 07/10/35	50,000	52,115
4.800% due 07/10/45	50,000	53,420
American Tower Corp REIT
2.900% due 01/15/30	50,000	48,965
2.950% due 01/15/25	100,000	100,081
3.375% due 10/15/26	100,000	100,250
3.600% due 01/15/28	100,000	100,173
4.700% due 03/15/22	200,000	203,231
Ameriprise Financial Inc 4.000% due 10/15/23	100,000	106,379
Aon Corp 4.500% due 12/15/28	200,000	222,806
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	247,495
Ares Capital Corp
3.250% due 07/15/25	50,000	39,829
3.500% due 02/10/23	50,000	44,415
3.625% due 01/19/22	50,000	46,606
Asian Development Bank (Multi-National)
1.500% due 10/18/24	150,000	155,910
1.750% due 06/08/21	100,000	101,290
1.750% due 08/14/26	250,000	264,946
2.000% due 02/16/22	400,000	411,305
2.625% due 01/12/27	200,000	223,882
2.750% due 01/19/28	100,000	113,724
3.125% due 09/26/28	200,000	235,065
Assurant Inc 4.900% due 03/27/28	100,000	113,431
Australia & New Zealand Banking Group Ltd (Australia) 2.625% due 05/19/22	250,000	253,833
AvalonBay Communities Inc REIT
2.950% due 09/15/22	35,000	33,580
3.350% due 05/15/27	25,000	25,193
4.150% due 07/01/47	50,000	53,176
AXA SA (France) 8.600% due 12/15/30	75,000	99,908
Banco Santander SA (Spain)
2.706% due 06/27/24	200,000	198,464
3.500% due 04/11/22	300,000	296,967
Bank of America Corp
2.015% due 02/13/26	100,000	98,088
2.456% due 10/22/25	50,000	50,510
2.496% due 02/13/31	100,000	96,316
2.503% due 10/21/22	150,000	150,464
2.625% due 04/19/21	150,000	151,025
2.816% due 07/21/23	200,000	201,037
2.884% due 10/22/30	50,000	50,033
3.004% due 12/20/23	200,000	204,029
3.248% due 10/21/27	150,000	156,983
3.366% due 01/23/26	100,000	104,184
3.419% due 12/20/28	169,000	174,851
3.458% due 03/15/25	150,000	154,933
3.500% due 04/19/26	150,000	160,056
3.550% due 03/05/24	100,000	103,804
3.593% due 07/21/28	100,000	102,545
3.824% due 01/20/28	300,000	311,813
3.875% due 08/01/25	100,000	107,426
3.946% due 01/23/49	100,000	106,713
3.950% due 04/21/25	200,000	210,707
3.970% due 03/05/29	100,000	108,150
4.078% due 04/23/40	200,000	225,085
4.183% due 11/25/27	100,000	103,599
4.450% due 03/03/26	85,000	92,117
4.750% due 04/21/45	85,000	97,567
6.110% due 01/29/37	250,000	326,680

	Principal Amount	Value
7.750% due 05/14/38	$200,000	$298,720
Bank of Montreal (Canada)
1.900% due 08/27/21	100,000	100,318
2.050% due 11/01/22	60,000	60,096
2.350% due 09/11/22	150,000	151,937
3.300% due 02/05/24	100,000	104,629
Barclays PLC (United Kingdom)
4.337% due 01/10/28	300,000	305,829
4.375% due 01/12/26	200,000	204,125
4.610% due 02/15/23	190,000	193,485
4.950% due 01/10/47	200,000	219,841
BBVA USA 3.500% due 06/11/21	250,000	248,746
Berkshire Hathaway Finance Corp
4.300% due 05/15/43	200,000	239,318
5.750% due 01/15/40	25,000	34,258
Berkshire Hathaway Inc
2.200% due 03/15/21	35,000	35,254
3.000% due 02/11/23	50,000	52,500
3.400% due 01/31/22	100,000	104,997
BlackRock Inc
2.400% due 04/30/30	45,000	45,072
3.200% due 03/15/27	56,000	59,886
3.250% due 04/30/29	60,000	63,515
Brandywine Operating Partnership LP REIT 4.550% due 10/01/29	50,000	51,901
Brighthouse Financial Inc
3.700% due 06/22/27	100,000	86,985
4.700% due 06/22/47	50,000	40,315
Brixmor Operating Partnership LP REIT
3.250% due 09/15/23	100,000	95,335
4.125% due 06/15/26	50,000	52,289
Brookfield Finance Inc (Canada) 4.000% due 04/01/24	50,000	50,624
4.700% due 09/20/47	50,000	47,180
4.850% due 03/29/29	100,000	106,425
Brown & Brown Inc 4.500% due 03/15/29	50,000	54,002
Camden Property Trust REIT
3.150% due 07/01/29	30,000	29,639
4.100% due 10/15/28	20,000	21,026
Canadian Imperial Bank of Commerce (Canada) 2.606% due 07/22/23	50,000	50,483
3.100% due 04/02/24	150,000	155,337
Capital One Bank USA NA 2.014% due 01/27/23	250,000	244,351
Capital One Financial Corp 3.200% due 02/05/25	200,000	196,526
3.300% due 10/30/24	100,000	98,683
3.750% due 07/28/26	250,000	236,556
3.750% due 03/09/27	50,000	49,064
3.800% due 01/31/28	200,000	198,131
CBRE Services Inc 4.875% due 03/01/26	100,000	106,642
CC Holdings GS V LLC REIT 3.849% due 04/15/23	100,000	100,567
Chubb INA Holdings Inc
2.700% due 03/13/23	25,000	25,697
3.150% due 03/15/25	100,000	104,462
4.150% due 03/13/43	25,000	27,438
Citigroup Inc
2.312% due 11/04/22	50,000	49,747
2.350% due 08/02/21	150,000	149,971
2.666% due 01/29/31	150,000	146,106
2.700% due 10/27/22	100,000	100,788
2.876% due 07/24/23	200,000	201,837
2.976% due 11/05/30	100,000	99,287
3.142% due 01/24/23	375,000	380,012
3.400% due 05/01/26	100,000	107,356
3.520% due 10/27/28	100,000	100,329
3.668% due 07/24/28	100,000	103,819

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
3.750% due 06/16/24	$100,000	$101,462
3.875% due 03/26/25	100,000	104,997
3.878% due 01/24/39	100,000	99,369
3.887% due 01/10/28	100,000	103,151
4.000% due 08/05/24	50,000	51,914
4.125% due 07/25/28	100,000	102,840
4.300% due 11/20/26	100,000	105,983
4.500% due 01/14/22	60,000	62,458
4.750% due 05/18/46	50,000	57,524
5.300% due 05/06/44	400,000	487,544
6.125% due 08/25/36	100,000	120,454
Citizens Financial Group Inc 2.375% due 07/28/21	300,000	302,530
CME Group Inc
3.000% due 09/15/22	50,000	50,797
3.000% due 03/15/25	50,000	51,690
3.750% due 06/15/28	100,000	111,834
4.150% due 06/15/48	50,000	63,864
CNA Financial Corp
3.450% due 08/15/27	100,000	92,829
4.500% due 03/01/26	50,000	52,230
Comerica Bank 4.000% due 07/27/25	250,000	253,071
Cooperatieve Rabobank UA (Netherlands)
3.375% due 05/21/25	250,000	265,964
5.250% due 05/24/41	200,000	276,483
Corp Andina de Fomento (Multi-National) 2.750% due 01/06/23	200,000	208,285
Corporate Office Properties LP REIT 3.700% due 06/15/21	50,000	50,695
Council Of Europe Development Bank (Multi-National) 2.625% due 02/13/23	60,000	63,488
Credit Suisse AG (Switzerland) 2.100% due 11/12/21	250,000	249,063
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25	250,000	253,066
3.800% due 09/15/22	250,000	254,498
Crown Castle International Corp REIT
2.250% due 09/01/21	55,000	54,271
3.150% due 07/15/23	30,000	30,164
3.200% due 09/01/24	35,000	34,961
3.650% due 09/01/27	35,000	34,950
3.700% due 06/15/26	35,000	35,510
3.800% due 02/15/28	50,000	50,200
4.000% due 03/01/27	40,000	41,321
4.300% due 02/15/29	60,000	62,351
4.450% due 02/15/26	35,000	36,622
4.750% due 05/15/47	25,000	27,424
CubeSmart LP REIT 3.125% due 09/01/26	50,000	49,740
CyrusOne LP REIT 3.450% due 11/15/29	60,000	53,296
Deutsche Bank AG (Germany) 3.700% due 05/30/24	285,000	267,708
Digital Realty Trust LP REIT
3.700% due 08/15/27	50,000	48,427
4.450% due 07/15/28	100,000	106,719
Discover Bank
3.350% due 02/06/23	250,000	251,367
3.450% due 07/27/26	250,000	245,002
Duke Realty LP REIT
2.875% due 11/15/29	40,000	38,563
3.375% due 12/15/27	60,000	61,502
E*TRADE Financial Corp
3.800% due 08/24/27	15,000	15,179
4.500% due 06/20/28	50,000	52,066
Enstar Group Ltd (Bermuda) 4.950% due 06/01/29	25,000	23,697
EPR Properties REIT 4.750% due 12/15/26	100,000	91,102

	Principal Amount	Value
Equinix Inc REIT
2.625% due 11/18/24	$65,000	$61,103
5.375% due 05/15/27	50,000	50,167
5.875% due 01/15/26	65,000	66,685
ERP Operating LP REIT
2.850% due 11/01/26	70,000	70,982
3.500% due 03/01/28	100,000	101,869
4.500% due 06/01/45	75,000	76,569
4.625% due 12/15/21	60,000	61,361
Essex Portfolio LP REIT
2.650% due 03/15/32	30,000	26,775
3.375% due 04/15/26	50,000	50,581
3.875% due 05/01/24	50,000	50,208
4.000% due 03/01/29	25,000	25,672
European Bank for Reconstruction & Development (Multi-National)
1.875% due 02/23/22	200,000	205,126
2.125% due 03/07/22	200,000	205,731
European Investment Bank (Multi-National)
1.375% due 09/15/21	150,000	151,824
1.375% due 05/15/23	125,000	128,049
1.625% due 03/14/25	230,000	240,692
1.625% due 10/09/29	195,000	204,110
2.250% due 03/15/22	200,000	206,619
2.250% due 06/24/24	250,000	267,472
2.375% due 05/13/21	300,000	306,242
2.375% due 06/15/22	400,000	416,359
2.875% due 08/15/23	450,000	485,119
3.125% due 12/14/23	200,000	218,339
Federal Realty Investment Trust REIT 4.500% due 12/01/44	50,000	55,155
Fidelity National Financial Inc 4.500% due 08/15/28	50,000	57,517
Fifth Third Bancorp 8.250% due 03/01/38	25,000	33,093
Fifth Third Bank 2.875% due 10/01/21	300,000	302,843
Franklin Resources Inc 2.800% due 09/15/22	25,000	24,586
FS KKR Capital Corp 4.125% due 02/01/25	50,000	40,743
GE Capital International Funding Co Unlimited Co 4.418% due 11/15/35	413,000	447,980
Globe Life Inc 4.550% due 09/15/28	50,000	51,897
GLP Capital LP REIT
5.250% due 06/01/25	25,000	23,312
5.375% due 11/01/23	25,000	23,004
5.375% due 04/15/26	50,000	44,598
5.750% due 06/01/28	25,000	22,267
Healthcare Realty Trust REIT 2.400% due 03/15/30	25,000	22,283
Healthcare Trust of America Holdings LP REIT 3.100% due 02/15/30	50,000	44,827
Healthpeak Properties Inc REIT
3.400% due 02/01/25	100,000	100,310
3.000% due 01/15/30	100,000	94,066
4.250% due 11/15/23	44,000	41,654
Highwoods Realty LP REIT
4.125% due 03/15/28	20,000	21,555
4.200% due 04/15/29	50,000	51,290
Host Hotels & Resorts LP REIT
3.375% due 12/15/29	25,000	21,132
3.750% due 10/15/23	100,000	87,928
HSBC Holdings PLC (United Kingdom)
3.803% due 03/11/25	200,000	208,523
3.900% due 05/25/26	200,000	203,921
3.973% due 05/22/30	290,000	298,406
4.000% due 03/30/22	100,000	102,808
4.250% due 08/18/25	200,000	208,912

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
4.375% due 11/23/26	$200,000	$212,851
4.875% due 01/14/22	100,000	101,703
6.800% due 06/01/38	150,000	183,389
HSBC USA Inc 3.500% due 06/23/24	250,000	251,920
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	50,000	51,422
Huntington Bancshares Inc 2.625% due 08/06/24	300,000	304,492
Industrial & Commercial Bank of China Ltd (China) 2.452% due 10/20/21	250,000	255,828
ING Groep NV (Netherlands) 4.550% due 10/02/28	200,000	212,980
Inter-American Development Bank (Multi-National)
1.750% due 04/14/22	300,000	307,314
1.750% due 03/14/25	300,000	315,279
1.875% due 07/23/21	100,000	101,757
2.000% due 06/02/26	150,000	163,397
2.000% due 07/23/26	100,000	107,478
2.125% due 01/18/22	200,000	205,672
2.500% due 01/18/23	200,000	210,560
2.625% due 04/19/21	95,000	97,054
2.625% due 01/16/24	150,000	161,321
3.200% due 08/07/42	100,000	128,002
Intercontinental Exchange Inc
2.350% due 09/15/22	100,000	100,982
3.100% due 09/15/27	100,000	101,667
4.000% due 10/15/23	100,000	107,378
International Bank for Reconstruction & Development (Multi-National)
1.625% due 03/09/21	200,000	202,614
1.625% due 02/10/22	300,000	306,190
1.625% due 01/15/25	150,000	156,878
1.750% due 10/23/29	100,000	106,378
1.875% due 06/19/23	300,000	311,663
2.125% due 07/01/22	500,000	516,459
2.125% due 02/13/23	100,000	104,182
2.500% due 03/19/24	200,000	215,088
2.750% due 07/23/21	200,000	205,750
3.000% due 09/27/23	250,000	269,961
3.125% due 11/20/25	50,000	56,493
7.625% due 01/19/23	100,000	119,644
International Finance Corp (Multi-National)
1.125% due 07/20/21	150,000	151,154
1.375% due 10/16/24	90,000	92,961
2.875% due 07/31/23	130,000	139,994
Invesco Finance PLC 5.375% due 11/30/43	200,000	268,768
Jefferies Group LLC 5.125% due 01/20/23	150,000	152,907
JPMorgan Chase & Co
2.301% due 10/15/25	115,000	115,209
2.400% due 06/07/21	50,000	50,256
2.739% due 10/15/30	75,000	75,472
2.776% due 04/25/23	175,000	177,374
3.200% due 06/15/26	100,000	104,077
3.207% due 04/01/23	115,000	117,300
3.250% due 09/23/22	400,000	412,672
3.509% due 01/23/29	185,000	191,031
3.540% due 05/01/28	100,000	105,676
3.559% due 04/23/24	75,000	78,016
3.625% due 05/13/24	200,000	208,978
3.702% due 05/06/30	150,000	161,419
3.882% due 07/24/38	150,000	168,157
3.964% due 11/15/48	100,000	116,380
4.023% due 12/05/24	200,000	212,223
4.032% due 07/24/48	150,000	174,584
4.350% due 08/15/21	200,000	206,636
4.452% due 12/05/29	150,000	168,634
5.500% due 10/15/40	100,000	137,466
5.600% due 07/15/41	100,000	142,414
6.400% due 05/15/38	300,000	437,681

	Principal Amount	Value
KeyCorp
4.150% due 10/29/25	$30,000	$31,572
5.100% due 03/24/21	100,000	101,893
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	101,904
Kimco Realty Corp REIT
3.125% due 06/01/23	100,000	96,033
3.700% due 10/01/49	25,000	20,483
4.125% due 12/01/46	50,000	43,758
Kreditanstalt fuer Wiederaufbau (Germany)
1.625% due 02/15/23	250,000	257,333
1.750% due 09/15/21	200,000	203,645
1.750% due 08/22/22	200,000	205,737
1.750% due 09/14/29	100,000	106,727
2.000% due 10/04/22	250,000	259,394
2.125% due 01/17/23	650,000	678,738
2.375% due 08/25/21	250,000	256,213
3.125% due 12/15/21	200,000	208,807
Landwirtschaftliche Rentenbank (Germany)
1.750% due 09/24/21	120,000	122,235
1.750% due 07/27/26	100,000	106,338
3.125% due 11/14/23	200,000	218,225
Lazard Group LLC
3.625% due 03/01/27	50,000	50,277
4.375% due 03/11/29	50,000	50,700
Legg Mason Inc 4.750% due 03/15/26	50,000	50,199
Life Storage LP REIT 4.000% due 06/15/29	100,000	101,870
Lincoln National Corp
3.625% due 12/12/26	150,000	157,040
3.800% due 03/01/28	35,000	34,932
4.000% due 09/01/23	15,000	15,029
4.350% due 03/01/48	25,000	23,013
Lloyds Bank PLC (United Kingdom) 2.250% due 08/14/22	200,000	199,499
Lloyds Banking Group PLC (United Kingdom)
4.050% due 08/16/23	200,000	208,402
4.582% due 12/10/25	200,000	206,220
Loews Corp 2.625% due 05/15/23	150,000	150,096
Manufacturers & Traders Trust Co 2.500% due 05/18/22	250,000	242,134
Manulife Financial Corp (Canada)
4.150% due 03/04/26	50,000	51,370
5.375% due 03/04/46	50,000	60,017
Markel Corp
3.500% due 11/01/27	50,000	45,707
5.000% due 05/20/49	30,000	32,709
Marsh & McLennan Cos Inc
3.500% due 03/10/25	75,000	77,864
3.750% due 03/14/26	100,000	106,470
4.200% due 03/01/48	100,000	111,344
4.375% due 03/15/29	70,000	77,929
Mastercard Inc
2.000% due 11/21/21	50,000	50,326
2.950% due 11/21/26	50,000	53,351
2.950% due 06/01/29	50,000	53,401
3.650% due 06/01/49	50,000	58,553
3.800% due 11/21/46	50,000	57,859
3.950% due 02/26/48	15,000	17,382
MetLife Inc
5.700% due 06/15/35	100,000	114,818
5.875% due 02/06/41	200,000	256,455
6.375% due 06/15/34	100,000	130,220
Mid-America Apartments LP REIT
3.600% due 06/01/27	100,000	100,852
3.950% due 03/15/29	25,000	25,555
Mitsubishi UFJ Financial Group Inc (Japan) 2.190% due 09/13/21	200,000	197,434

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
2.665% due 07/25/22	$100,000	$100,282
2.998% due 02/22/22	100,000	102,033
3.455% due 03/02/23	50,000	51,258
3.677% due 02/22/27	100,000	104,590
3.761% due 07/26/23	150,000	155,312
3.777% due 03/02/25	50,000	52,865
3.850% due 03/01/26	200,000	204,449
3.961% due 03/02/28	50,000	52,106
4.050% due 09/11/28	150,000	167,553
Mizuho Financial Group Inc (Japan)
2.601% due 09/11/22	200,000	200,248
3.663% due 02/28/27	200,000	201,500
3.922% due 09/11/24	200,000	211,272
Morgan Stanley
2.625% due 11/17/21	120,000	120,258
2.699% due 01/22/31	95,000	93,322
2.720% due 07/22/25	65,000	65,911
2.750% due 05/19/22	85,000	85,972
3.125% due 07/27/26	70,000	72,524
3.591% due 07/22/28	100,000	105,010
3.622% due 04/01/31	200,000	208,584
3.625% due 01/20/27	300,000	317,881
3.737% due 04/24/24	90,000	92,799
4.300% due 01/27/45	100,000	121,544
4.350% due 09/08/26	90,000	97,204
4.431% due 01/23/30	95,000	105,780
4.457% due 04/22/39	150,000	171,039
4.875% due 11/01/22	100,000	105,130
5.500% due 07/28/21	250,000	259,734
7.250% due 04/01/32	100,000	143,385
National Australia Bank Ltd (Australia)
1.875% due 07/12/21	250,000	252,079
3.000% due 01/20/23	200,000	204,190
National Retail Properties Inc REIT
3.300% due 04/15/23	100,000	100,924
4.300% due 10/15/28	35,000	35,730
Northern Trust Corp
3.375% due 08/23/21	50,000	51,083
3.375% due 05/08/32	63,000	61,151
3.650% due 08/03/28	50,000	49,994
Oesterreichische Kontrollbank AG (Austria) 1.625% due 09/17/22	40,000	41,014
Office Properties Income Trust REIT
4.000% due 07/15/22	100,000	97,906
4.250% due 05/15/24	50,000	48,466
Omega Healthcare Investors Inc REIT
4.500% due 01/15/25	25,000	24,271
4.750% due 01/15/28	50,000	53,675
4.950% due 04/01/24	100,000	99,018
ORIX Corp (Japan)
2.900% due 07/18/22	30,000	30,851
3.700% due 07/18/27	50,000	52,946
4.050% due 01/16/24	25,000	26,061
Owl Rock Capital Corp
3.750% due 07/22/25	100,000	83,255
4.000% due 03/30/25	25,000	19,317
PNC Bank NA
2.950% due 02/23/25	300,000	311,116
4.050% due 07/26/28	350,000	380,729
Principal Financial Group Inc
3.700% due 05/15/29	25,000	25,881
4.625% due 09/15/42	100,000	102,920
Private Export Funding Corp
2.450% due 07/15/24	100,000	105,956
4.300% due 12/15/21	25,000	26,545
Prologis LP REIT
2.125% due 04/15/27	25,000	23,860
2.250% due 04/15/30	30,000	27,556
3.000% due 04/15/50	25,000	21,786
4.375% due 02/01/29	15,000	16,898

	Principal Amount	Value
Prudential Financial Inc
1.500% due 03/10/26	$20,000	$18,851
2.100% due 03/10/30	15,000	13,881
3.000% due 03/10/40	25,000	22,947
3.700% due 03/13/51	150,000	141,195
3.935% due 12/07/49	132,000	130,150
4.350% due 02/25/50	50,000	51,592
5.200% due 03/15/44	100,000	87,825
5.875% due 09/15/42	100,000	97,170
6.625% due 06/21/40	50,000	62,127
Public Storage REIT 3.094% due 09/15/27	30,000	28,087
Raymond James Financial Inc 4.950% due 07/15/46	100,000	115,720
Realty Income Corp REIT
3.000% due 01/15/27	50,000	47,516
3.875% due 04/15/25	150,000	153,686
4.650% due 08/01/23	50,000	52,556
Regency Centers LP REIT
3.600% due 02/01/27	30,000	30,284
4.400% due 02/01/47	35,000	36,036
Regions Financial Corp
2.750% due 08/14/22	150,000	148,509
3.800% due 08/14/23	50,000	50,713
Reinsurance Group of America Inc 3.950% due 09/15/26	60,000	63,115
RenaissanceRe Finance Inc (Bermuda) 3.450% due 07/01/27	30,000	31,358
Royal Bank of Canada (Canada)
2.300% due 03/22/21	500,000	500,501
4.650% due 01/27/26	200,000	209,579
Royal Bank of Scotland Group PLC (United Kingdom)
3.875% due 09/12/23	250,000	253,020
5.125% due 05/28/24	125,000	126,466
6.000% due 12/19/23	115,000	119,683
6.100% due 06/10/23	60,000	61,763
6.125% due 12/15/22	130,000	134,260
Sabra Health Care LP REIT 4.800% due 06/01/24	50,000	50,834
Santander Holdings USA Inc
3.700% due 03/28/22	220,000	217,949
4.400% due 07/13/27	145,000	142,929
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	200,000	196,963
Santander UK PLC (United Kingdom) 4.000% due 03/13/24	100,000	103,096
Service Properties Trust REIT
3.950% due 01/15/28	30,000	22,352
4.375% due 02/15/30	50,000	37,990
4.950% due 02/15/27	110,000	83,581
Simon Property Group LP REIT
2.000% due 09/13/24	100,000	96,154
2.350% due 01/30/22	50,000	49,200
2.450% due 09/13/29	100,000	92,572
3.250% due 11/30/26	50,000	49,440
3.250% due 09/13/49	100,000	80,982
3.375% due 06/15/27	100,000	98,826
4.250% due 11/30/46	50,000	45,261
Spirit Realty LP REIT 3.400% due 01/15/30	50,000	43,114
Stifel Financial Corp 4.250% due 07/18/24	50,000	50,958
STORE Capital Corp REIT 4.500% due 03/15/28	150,000	150,077
Sumitomo Mitsui Financial Group Inc (Japan)
2.348% due 01/15/25	200,000	199,027
2.778% due 10/18/22	100,000	101,711
2.784% due 07/12/22	150,000	150,883
2.934% due 03/09/21	100,000	100,176
3.010% due 10/19/26	200,000	208,597
3.202% due 09/17/29	150,000	153,517

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
3.364% due 07/12/27	$150,000	$157,171
3.784% due 03/09/26	100,000	109,233
Svensk Exportkredit AB (Sweden) 2.000% due 08/30/22	250,000	258,307
Synchrony Financial
3.700% due 08/04/26	50,000	45,655
3.750% due 08/15/21	200,000	201,018
3.950% due 12/01/27	100,000	89,138
Tanger Properties LP REIT 3.875% due 07/15/27	50,000	48,692
TD Ameritrade Holding Corp
2.950% due 04/01/22	100,000	100,105
3.750% due 04/01/24	50,000	51,338
The Allstate Corp 3.280% due 12/15/26	350,000	363,909
The Bank of New York Mellon Corp
2.050% due 05/03/21	50,000	50,241
2.600% due 02/07/22	100,000	100,897
2.800% due 05/04/26	50,000	51,387
3.000% due 10/30/28	55,000	54,118
3.400% due 05/15/24	100,000	105,102
The Bank of Nova Scotia (Canada) 2.000% due 11/15/22	100,000	100,526
The Charles Schwab Corp
3.200% due 03/02/27	100,000	101,515
3.850% due 05/21/25	100,000	106,357
The Goldman Sachs Group Inc
3.000% due 04/26/22	300,000	302,290
3.200% due 02/23/23	255,000	260,556
3.272% due 09/29/25	255,000	260,475
3.500% due 01/23/25	150,000	154,065
3.500% due 04/01/25	100,000	101,586
3.500% due 11/16/26	100,000	102,422
3.625% due 02/20/24	180,000	186,573
3.750% due 05/22/25	150,000	155,577
3.750% due 02/25/26	60,000	62,640
3.814% due 04/23/29	150,000	155,392
3.850% due 01/26/27	160,000	164,980
4.017% due 10/31/38	100,000	100,797
4.223% due 05/01/29	200,000	213,987
4.411% due 04/23/39	150,000	164,077
4.750% due 10/21/45	100,000	119,930
5.250% due 07/27/21	150,000	156,054
6.750% due 10/01/37	200,000	269,728
The Progressive Corp
3.750% due 08/23/21	100,000	102,206
4.000% due 03/01/29	25,000	27,595
4.125% due 04/15/47	100,000	118,056
The Toronto-Dominion Bank (Canada)
1.800% due 07/13/21	100,000	100,531
3.250% due 06/11/21	100,000	102,114
3.250% due 03/11/24	100,000	104,702
The Travelers Cos Inc 6.250% due 06/15/37	125,000	176,983
The Western Union Co 4.250% due 06/09/23	100,000	106,375
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	135,944
Truist Bank
2.450% due 08/01/22	100,000	100,336
3.689% due 08/02/24	50,000	51,942
Truist Financial Corp
3.200% due 09/03/21	100,000	100,696
3.700% due 06/05/25	100,000	101,230
3.950% due 03/22/22	200,000	205,683
4.000% due 05/01/25	100,000	105,529
2.700% due 01/27/22	100,000	100,622
UDR Inc REIT
3.100% due 11/01/34	50,000	45,759
3.200% due 01/15/30	50,000	49,361
4.400% due 01/26/29	25,000	25,991

	Principal Amount	Value
Unum Group 4.000% due 06/15/29	$70,000	$67,605
US Bancorp
2.950% due 07/15/22	250,000	255,273
3.600% due 09/11/24	400,000	411,397
Ventas Realty LP REIT
3.000% due 01/15/30	50,000	44,789
3.125% due 06/15/23	90,000	94,152
3.250% due 10/15/26	100,000	94,716
4.000% due 03/01/28	50,000	47,155
4.125% due 01/15/26	31,000	31,017
VEREIT Operating Partnership LP REIT
4.600% due 02/06/24	25,000	24,718
4.625% due 11/01/25	50,000	49,020
4.875% due 06/01/26	25,000	24,132
Visa Inc
2.150% due 09/15/22	45,000	46,087
2.800% due 12/14/22	50,000	52,070
3.650% due 09/15/47	25,000	28,592
4.150% due 12/14/35	30,000	37,696
4.300% due 12/14/45	100,000	126,622
Voya Financial Inc
3.650% due 06/15/26	50,000	50,196
4.800% due 06/15/46	30,000	31,902
Wachovia Corp 5.500% due 08/01/35	200,000	229,499
Wells Fargo & Co
2.406% due 10/30/25	130,000	128,320
3.000% due 04/22/26	150,000	154,734
3.000% due 10/23/26	150,000	154,027
3.196% due 06/17/27	260,000	268,250
3.450% due 02/13/23	300,000	308,866
4.150% due 01/24/29	200,000	218,664
4.478% due 04/04/31	200,000	227,069
4.600% due 04/01/21	200,000	204,412
5.013% due 04/04/51	250,000	316,970
5.375% due 02/07/35	100,000	118,351
5.606% due 01/15/44	100,000	122,670
Wells Fargo Bank NA
2.897% due 05/27/22	330,000	331,885
3.550% due 08/14/23	250,000	262,459
6.600% due 01/15/38	100,000	140,711
Welltower Inc REIT 4.125% due 03/15/29	100,000	102,423
Westpac Banking Corp (Australia)
2.000% due 08/19/21	150,000	149,652
2.500% due 06/28/22	150,000	150,230
2.700% due 08/19/26	150,000	151,866
2.894% due 02/04/30	200,000	192,275
3.300% due 02/26/24	100,000	102,972
3.400% due 01/25/28	100,000	108,027
4.110% due 07/24/34	65,000	63,247
4.421% due 07/24/39	45,000	44,142
Weyerhaeuser Co REIT
4.000% due 11/15/29	100,000	101,483
7.375% due 03/15/32	100,000	118,208
Willis North America Inc
2.950% due 09/15/29	30,000	28,691
3.875% due 09/15/49	35,000	36,522
Willis Towers Watson PLC 5.750% due 03/15/21	100,000	102,505
WP Carey Inc REIT 4.600% due 04/01/24	100,000	100,435
XLIT Ltd (Bermuda) 5.250% due 12/15/43	50,000	56,931

		70,354,705

Industrial - 2.0%

3M Co 2.875% due 10/15/27	100,000	106,586

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
3.250% due 08/26/49	$200,000	$203,654
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	100,000	100,866
Agilent Technologies Inc 3.200% due 10/01/22	100,000	100,573
Allegion US Holding Co Inc
3.200% due 10/01/24	50,000	47,575
3.550% due 10/01/27	50,000	49,687
Amphenol Corp
2.050% due 03/01/25	25,000	23,724
4.350% due 06/01/29	50,000	55,853
Arrow Electronics Inc
3.250% due 09/08/24	100,000	94,715
3.875% due 01/12/28	25,000	24,025
Avnet Inc 4.625% due 04/15/26	25,000	24,965
Burlington Northern Santa Fe LLC
3.000% due 03/15/23	150,000	153,427
3.550% due 02/15/50	150,000	165,007
3.650% due 09/01/25	50,000	53,057
4.125% due 06/15/47	50,000	58,788
4.700% due 09/01/45	50,000	61,167
5.750% due 05/01/40	100,000	136,043
Canadian National Railway Co (Canada)
2.850% due 12/15/21	100,000	98,219
2.950% due 11/21/24	100,000	96,420
6.200% due 06/01/36	50,000	68,104
Canadian Pacific Railway Co (Canada)
2.900% due 02/01/25	150,000	151,360
4.000% due 06/01/28	35,000	37,577
4.800% due 09/15/35	20,000	23,757
6.125% due 09/15/15	30,000	40,051
Carlisle Cos Inc 3.750% due 12/01/27	50,000	51,877
Carrier Global Corp
1.923% due 02/15/23 ~	5,000	4,932
2.242% due 02/15/25 ~	35,000	34,297
2.493% due 02/15/27 ~	35,000	33,570
2.722% due 02/15/30 ~	50,000	46,299
3.377% due 04/05/40 ~	15,000	13,305
3.577% due 04/05/50 ~	150,000	135,506
Caterpillar Financial Services Corp 3.450% due 05/15/23	100,000	104,738
Caterpillar Inc
3.250% due 09/19/49	100,000	101,096
3.803% due 08/15/42	100,000	110,167
CNH Industrial Capital LLC
3.875% due 10/15/21	20,000	19,914
4.200% due 01/15/24	50,000	48,976
4.375% due 04/05/22	25,000	24,593
4.875% due 04/01/21	25,000	24,452
CNH Industrial NV (United Kingdom) 3.850% due 11/15/27	35,000	33,900
CSX Corp
3.250% due 06/01/27	250,000	257,342
3.400% due 08/01/24	200,000	208,282
3.700% due 11/01/23	100,000	105,419
4.500% due 03/15/49	65,000	75,180
5.500% due 04/15/41	75,000	88,762
Deere & Co
2.875% due 09/07/49	15,000	14,082
3.900% due 06/09/42	100,000	110,466
Dover Corp 5.375% due 03/01/41	50,000	61,085
Eaton Corp 4.000% due 11/02/32	100,000	103,686
Embraer Netherlands Finance BV (Brazil) 5.400% due 02/01/27	100,000	88,955
Emerson Electric Co 3.150% due 06/01/25	100,000	102,141

	Principal Amount	Value
FedEx Corp
3.100% due 08/05/29	$50,000	$49,440
3.875% due 08/01/42	100,000	88,064
4.000% due 01/15/24	200,000	209,091
4.200% due 10/17/28	100,000	104,912
4.400% due 01/15/47	50,000	45,780
4.750% due 11/15/45	50,000	48,214
Flex Ltd
4.750% due 06/15/25	50,000	50,339
4.875% due 06/15/29	25,000	23,862
FLIR Systems Inc 3.125% due 06/15/21	100,000	100,136
Flowserve Corp 4.000% due 11/15/23	143,000	143,201
Fluor Corp 4.250% due 09/15/28	100,000	67,619
Fortive Corp
2.350% due 06/15/21	100,000	97,245
4.300% due 06/15/46	125,000	127,439
Fortune Brands Home & Security Inc 4.000% due 09/21/23	50,000	51,507
GATX Corp
3.250% due 03/30/25	100,000	101,914
4.350% due 02/15/24	25,000	26,739
4.550% due 11/07/28	25,000	26,705
General Dynamics Corp
3.375% due 05/15/23	50,000	52,469
3.750% due 05/15/28	180,000	191,937
General Electric Co
2.700% due 10/09/22	200,000	196,979
4.125% due 10/09/42	8,000	7,599
5.875% due 01/14/38	115,000	135,379
6.750% due 03/15/32	101,000	122,633
6.875% due 01/10/39	58,000	72,566
Honeywell International Inc
1.850% due 11/01/21	50,000	50,057
2.150% due 08/08/22	45,000	45,285
2.300% due 08/15/24	100,000	99,494
2.500% due 11/01/26	100,000	101,678
2.700% due 08/15/29	60,000	61,292
Hubbell Inc 3.350% due 03/01/26	50,000	53,177
Illinois Tool Works Inc 4.875% due 09/15/41	100,000	116,015
Ingersoll-Rand Global Holding Co Ltd 4.250% due 06/15/23	100,000	108,862
Ingersoll-Rand Luxembourg Finance SA 3.800% due 03/21/29	100,000	101,328
Jabil Inc 3.950% due 01/12/28	55,000	52,952
JB Hunt Transport Services Inc 3.300% due 08/15/22	50,000	48,118
John Deere Capital Corp
1.750% due 03/09/27	50,000	48,340
2.150% due 09/08/22	50,000	49,104
2.600% due 03/07/24	100,000	104,417
2.650% due 06/10/26	100,000	100,853
2.750% due 03/15/22	100,000	99,026
2.800% due 03/06/23	50,000	51,301
2.800% due 09/08/27	50,000	49,481
3.400% due 09/11/25	50,000	53,060
3.450% due 06/07/23	25,000	26,361
3.450% due 03/13/25	50,000	51,343
Johnson Controls International PLC
3.625% due 07/02/24	40,000	40,213
3.900% due 02/14/26	19,000	20,728
4.500% due 02/15/47	40,000	43,366
Kansas City Southern 4.950% due 08/15/45	100,000	104,467
Kennametal Inc 4.625% due 06/15/28	50,000	50,671

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Keysight Technologies Inc 4.550% due 10/30/24	$100,000	$104,624
L3Harris Technologies Inc
2.900% due 12/15/29	30,000	28,524
3.850% due 06/15/23 ~	70,000	72,919
3.850% due 12/15/26 ~	25,000	26,119
4.400% due 06/15/28 ~	100,000	108,402
Lockheed Martin Corp
2.900% due 03/01/25	50,000	51,750
3.550% due 01/15/26	100,000	108,361
3.600% due 03/01/35	25,000	29,524
3.800% due 03/01/45	20,000	21,846
4.500% due 05/15/36	20,000	23,002
4.700% due 05/15/46	44,000	54,419
6.150% due 09/01/36	100,000	133,927
Martin Marietta Materials Inc
2.500% due 03/15/30	65,000	59,563
3.450% due 06/01/27	21,000	21,553
Masco Corp
3.500% due 04/01/21	65,000	65,106
3.500% due 11/15/27	100,000	92,711
4.375% due 04/01/26	50,000	49,569
Norfolk Southern Corp
2.903% due 02/15/23	100,000	101,245
3.000% due 04/01/22	100,000	99,624
3.800% due 08/01/28	30,000	30,946
3.942% due 11/01/47	63,000	66,070
4.650% due 01/15/46	50,000	59,061
4.837% due 10/01/41	50,000	59,246
5.100% due 08/01/18	15,000	17,014
Northrop Grumman Corp
2.550% due 10/15/22	100,000	100,079
3.250% due 08/01/23	100,000	102,675
3.850% due 04/15/45	100,000	106,153
Oshkosh Corp 3.100% due 03/01/30	15,000	14,630
Otis Worldwide Corp
2.056% due 04/05/25 ~	20,000	19,620
2.293% due 04/05/27 ~	20,000	19,228
3.112% due 02/15/40 ~	50,000	47,916
3.362% due 02/15/50 ~	30,000	29,583
Packaging Corp of America
3.400% due 12/15/27	35,000	35,203
3.650% due 09/15/24	100,000	107,562
Parker-Hannifin Corp
3.250% due 06/14/29	20,000	20,299
4.000% due 06/14/49	20,000	21,101
6.250% due 05/15/38	100,000	131,037
PerkinElmer Inc 3.300% due 09/15/29	30,000	28,529
Precision Castparts Corp
2.500% due 01/15/23	100,000	100,786
3.250% due 06/15/25	50,000	53,266
4.375% due 06/15/45	50,000	56,183
Raytheon Co 2.500% due 12/15/22	125,000	128,050
Republic Services Inc
3.200% due 03/15/25	100,000	103,002
3.375% due 11/15/27	120,000	122,205
3.950% due 05/15/28	100,000	108,438
Roper Technologies Inc
2.350% due 09/15/24	15,000	14,611
2.800% due 12/15/21	25,000	25,042
3.800% due 12/15/26	30,000	30,916
4.200% due 09/15/28	95,000	102,498
Ryder System Inc
2.500% due 09/01/22	95,000	89,527
3.400% due 03/01/23	100,000	101,112
Sonoco Products Co 5.750% due 11/01/40	200,000	268,261

	Principal Amount	Value
Stanley Black & Decker Inc
2.900% due 11/01/22	$50,000	$50,065
4.250% due 11/15/28	100,000	106,928
Textron Inc
3.650% due 03/15/27	100,000	98,242
4.000% due 03/15/26	25,000	25,387
The Boeing Co
2.300% due 08/01/21	55,000	53,203
2.800% due 03/01/23	25,000	23,047
2.950% due 02/01/30	100,000	92,801
3.200% due 03/01/29	200,000	185,123
3.250% due 03/01/28	25,000	23,600
3.550% due 03/01/38	15,000	13,037
3.625% due 03/01/48	10,000	8,747
3.750% due 02/01/50	100,000	91,728
3.825% due 03/01/59	50,000	44,882
3.850% due 11/01/48	35,000	31,962
5.875% due 02/15/40	50,000	48,424
Trimble Inc
4.150% due 06/15/23	50,000	50,654
4.900% due 06/15/28	50,000	53,962
Union Pacific Corp
2.750% due 03/01/26	25,000	25,325
3.000% due 04/15/27	100,000	102,432
3.200% due 06/08/21	35,000	35,348
3.250% due 08/15/25	50,000	51,714
3.350% due 08/15/46	50,000	50,429
3.500% due 06/08/23	50,000	51,390
3.600% due 09/15/37	20,000	20,782
3.646% due 02/15/24	92,000	95,867
3.700% due 03/01/29	65,000	70,303
3.750% due 07/15/25	50,000	53,839
3.839% due 03/20/60 ~	180,000	195,698
3.950% due 09/10/28	60,000	64,551
4.050% due 03/01/46	30,000	32,325
4.375% due 09/10/38	25,000	28,512
United Parcel Service Inc
2.350% due 05/16/22	50,000	51,156
3.400% due 11/15/46	200,000	196,738
6.200% due 01/15/38	50,000	65,316
United Technologies Corp
3.650% due 08/16/23	5,000	5,267
3.750% due 11/01/46	50,000	52,667
3.950% due 08/16/25	25,000	27,405
4.125% due 11/16/28	60,000	66,376
4.450% due 11/16/38	20,000	22,992
4.500% due 06/01/42	300,000	349,918
4.625% due 11/16/48	35,000	41,592
Vulcan Materials Co 4.500% due 06/15/47	100,000	101,248
Waste Connections Inc 3.500% due 05/01/29	100,000	101,512
Waste Management Inc
3.150% due 11/15/27	100,000	103,546
3.450% due 06/15/29	25,000	26,815
4.000% due 07/15/39	35,000	38,201
4.150% due 07/15/49	30,000	34,652
Westinghouse Air Brake Technologies Corp
4.400% due 03/15/24	100,000	99,541
4.950% due 09/15/28	100,000	92,160
WRKCo Inc
3.000% due 09/15/24	100,000	100,115
4.000% due 03/15/28	100,000	105,766
4.200% due 06/01/32	50,000	52,152
Xylem Inc
3.250% due 11/01/26	30,000	31,830
4.375% due 11/01/46	25,000	26,910

		15,097,799

Technology - 1.6%

Activision Blizzard Inc

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
2.300% due 09/15/21	$30,000	$30,230
3.400% due 09/15/26	50,000	52,845
Adobe Inc
1.700% due 02/01/23	20,000	20,264
1.900% due 02/01/25	230,000	232,516
Analog Devices Inc 3.500% due 12/05/26	100,000	101,387
Apple Inc
1.700% due 09/11/22	60,000	61,246
1.800% due 09/11/24	100,000	102,001
2.050% due 09/11/26	100,000	103,394
2.100% due 09/12/22	100,000	102,112
2.200% due 09/11/29	100,000	102,869
2.400% due 01/13/23	50,000	51,598
2.950% due 09/11/49	65,000	68,933
3.000% due 11/13/27	100,000	107,777
3.250% due 02/23/26	70,000	76,387
3.350% due 02/09/27	200,000	218,690
3.750% due 09/12/47	75,000	88,669
3.750% due 11/13/47	50,000	60,082
3.850% due 08/04/46	35,000	42,453
4.250% due 02/09/47	100,000	128,689
4.500% due 02/23/36	50,000	62,652
4.650% due 02/23/46	145,000	201,581
Applied Materials Inc
3.900% due 10/01/25	35,000	36,962
4.350% due 04/01/47	45,000	57,715
5.100% due 10/01/35	35,000	47,312
Autodesk Inc 2.850% due 01/15/30	55,000	54,212
Broadcom Corp
3.000% due 01/15/22	350,000	347,057
3.625% due 01/15/24	100,000	99,144
Broadcom Inc
3.125% due 10/15/22 ~	25,000	24,787
3.625% due 10/15/24 ~	100,000	98,343
4.250% due 04/15/26 ~	100,000	101,827
4.750% due 04/15/29 ~	150,000	152,680
Broadridge Financial Solutions Inc 3.400% due 06/27/26	50,000	50,504
Citrix Systems Inc 3.300% due 03/01/30	50,000	46,803
Dell International LLC
4.000% due 07/15/24 ~	50,000	50,541
4.420% due 06/15/21 ~	300,000	303,319
4.900% due 10/01/26 ~	100,000	99,831
5.300% due 10/01/29 ~	100,000	97,483
5.450% due 06/15/23 ~	115,000	118,156
8.100% due 07/15/36 ~	50,000	57,656
8.350% due 07/15/46 ~	50,000	58,956
Electronic Arts Inc
3.700% due 03/01/21	50,000	50,236
4.800% due 03/01/26	50,000	52,968
Fidelity National Information Services Inc
3.000% due 08/15/26	150,000	153,561
3.500% due 04/15/23	57,000	58,786
Fiserv Inc
2.750% due 07/01/24	100,000	99,628
3.200% due 07/01/26	25,000	25,789
3.500% due 07/01/29	45,000	47,895
3.850% due 06/01/25	100,000	105,984
4.400% due 07/01/49	40,000	43,154
Genpact Luxembourg Sarl 3.375% due 12/01/24	25,000	25,154
Hewlett Packard Enterprise Co
3.500% due 10/05/21	50,000	50,284
4.900% due 10/15/25	250,000	263,460
6.200% due 10/15/35	50,000	56,787
6.350% due 10/15/45	50,000	58,391
HP Inc
4.050% due 09/15/22	200,000	209,268

	Principal Amount	Value
6.000% due 09/15/41	$55,000	$58,566
Intel Corp
1.700% due 05/19/21	100,000	100,032
2.450% due 11/15/29	150,000	153,220
2.600% due 05/19/26	100,000	105,906
3.250% due 11/15/49	100,000	108,829
3.700% due 07/29/25	145,000	160,221
International Business Machines Corp
2.850% due 05/13/22	100,000	102,802
3.000% due 05/15/24	200,000	209,533
3.300% due 05/15/26	100,000	107,490
3.375% due 08/01/23	300,000	316,223
3.500% due 05/15/29	170,000	186,033
4.150% due 05/15/39	100,000	113,689
4.250% due 05/15/49	100,000	122,336
5.600% due 11/30/39	26,000	34,784
Lam Research Corp
2.800% due 06/15/21	50,000	50,465
4.000% due 03/15/29	55,000	62,592
4.875% due 03/15/49	25,000	32,586
Marvell Technology Group Ltd 4.200% due 06/22/23	50,000	51,204
Maxim Integrated Products Inc 3.450% due 06/15/27	100,000	102,674
Microsoft Corp
1.550% due 08/08/21	100,000	100,756
2.000% due 08/08/23	50,000	51,787
2.375% due 05/01/23	100,000	104,038
2.400% due 02/06/22	100,000	102,845
2.400% due 08/08/26	250,000	264,989
2.875% due 02/06/24	35,000	37,398
3.125% due 11/03/25	100,000	109,760
3.450% due 08/08/36	150,000	171,999
3.500% due 11/15/42	100,000	115,582
3.700% due 08/08/46	100,000	119,138
4.250% due 02/06/47	100,000	130,455
4.450% due 11/03/45	100,000	132,028
4.500% due 02/06/57	100,000	138,488
4.750% due 11/03/55	50,000	70,859
5.200% due 06/01/39	135,000	190,185
5.300% due 02/08/41	200,000	294,542
NetApp Inc 3.375% due 06/15/21	50,000	50,135
NXP BV (Netherlands) 4.300% due 06/18/29 ~	150,000	154,430
Oracle Corp
1.900% due 09/15/21	135,000	135,575
2.950% due 05/15/25	150,000	155,855
3.250% due 11/15/27	350,000	361,483
3.850% due 07/15/36	50,000	52,395
3.900% due 05/15/35	105,000	113,754
4.000% due 07/15/46	250,000	273,640
4.300% due 07/08/34	100,000	117,468
4.375% due 05/15/55	200,000	243,789
6.125% due 07/08/39	100,000	135,332
6.500% due 04/15/38	100,000	141,256
QUALCOMM Inc
2.600% due 01/30/23	100,000	102,535
2.900% due 05/20/24	50,000	51,692
3.250% due 05/20/27	50,000	52,873
3.450% due 05/20/25	150,000	160,695
4.300% due 05/20/47	30,000	36,432
4.800% due 05/20/45	150,000	200,482
Seagate HDD Cayman
4.250% due 03/01/22	18,000	18,049
5.750% due 12/01/34	50,000	46,472
Texas Instruments Inc 4.150% due 05/15/48	100,000	124,224
VMware Inc
2.950% due 08/21/22	35,000	35,130
3.900% due 08/21/27	30,000	29,652

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Xilinx Inc 2.950% due 06/01/24	$100,000	$99,870

		12,428,260

Utilities - 2.0%

AEP Transmission Co LLC 4.250% due 09/15/48	35,000	36,373
Alabama Power Co
2.450% due 03/30/22	100,000	101,291
4.150% due 08/15/44	90,000	84,930
4.300% due 07/15/48	15,000	17,032
Ameren Illinois Co
3.250% due 03/01/25	50,000	49,900
3.800% due 05/15/28	50,000	54,129
4.150% due 03/15/46	50,000	55,666
American Water Capital Corp
2.950% due 09/01/27	35,000	34,805
3.450% due 06/01/29	100,000	106,958
3.750% due 09/01/47	50,000	50,358
4.300% due 12/01/42	100,000	109,413
Appalachian Power Co
4.600% due 03/30/21	50,000	49,990
7.000% due 04/01/38	150,000	204,164
Arizona Public Service Co
2.950% due 09/15/27	50,000	50,277
4.500% due 04/01/42	100,000	121,810
Atmos Energy Corp
3.000% due 06/15/27	30,000	30,787
4.150% due 01/15/43	64,000	67,697
4.300% due 10/01/48	50,000	56,821
Avangrid Inc 3.150% due 12/01/24	50,000	49,833
Baltimore Gas & Electric Co
3.200% due 09/15/49	70,000	67,027
3.500% due 11/15/21	25,000	24,891
3.750% due 08/15/47	50,000	54,332
Berkshire Hathaway Energy Co
2.800% due 01/15/23	40,000	38,548
3.250% due 04/15/28	30,000	31,097
3.800% due 07/15/48	25,000	26,326
4.450% due 01/15/49	50,000	57,918
6.125% due 04/01/36	99,000	130,934
Black Hills Corp
3.150% due 01/15/27	50,000	53,503
4.350% due 05/01/33	30,000	36,789
CenterPoint Energy Houston Electric LLC
2.250% due 08/01/22	100,000	94,820
2.400% due 09/01/26	50,000	50,308
3.000% due 02/01/27	50,000	50,121
CenterPoint Energy Inc
3.600% due 11/01/21	10,000	9,985
3.850% due 02/01/24	25,000	25,409
4.250% due 11/01/28	25,000	25,696
CenterPoint Energy Resources Corp 4.000% due 04/01/28	100,000	101,577
Cleco Corporate Holdings LLC 3.375% due 09/15/29 ~	25,000	24,984
Commonwealth Edison Co
3.700% due 08/15/28	20,000	21,448
3.750% due 08/15/47	50,000	54,332
3.800% due 10/01/42	100,000	106,472
Consolidated Edison Co of New York Inc
3.950% due 03/01/43	100,000	93,872
4.000% due 12/01/28	100,000	107,377
4.125% due 05/15/49	50,000	54,372
4.300% due 12/01/56	50,000	53,060
4.500% due 12/01/45	100,000	111,190
Consumers Energy Co
3.250% due 08/15/46	50,000	50,523
3.800% due 11/15/28	100,000	105,084

	Principal Amount	Value
4.350% due 04/15/49	$100,000	$120,786
Dominion Energy Gas Holdings LLC
2.500% due 11/15/24	40,000	38,941
3.000% due 11/15/29	35,000	33,014
3.550% due 11/01/23	100,000	101,788
3.900% due 11/15/49	30,000	26,268
Dominion Energy Inc
2.715% due 08/15/21	70,000	69,106
2.750% due 01/15/22	50,000	49,872
2.850% due 08/15/26	30,000	28,784
3.071% due 08/15/24	70,000	70,103
4.250% due 06/01/28	50,000	52,526
4.700% due 12/01/44	100,000	103,152
Dominion Energy South Carolina Inc
4.600% due 06/15/43	100,000	121,994
5.300% due 05/15/33	50,000	57,945
5.450% due 02/01/41	50,000	57,552
DTE Electric Co
2.250% due 03/01/30	50,000	48,562
2.950% due 03/01/50	50,000	47,050
3.375% due 03/01/25	50,000	51,224
3.650% due 03/15/24	51,000	52,476
DTE Energy Co
3.300% due 06/15/22	50,000	51,284
3.800% due 03/15/27	100,000	102,365
3.850% due 12/01/23	100,000	101,702
Duke Energy Carolinas LLC
3.050% due 03/15/23	150,000	153,770
3.750% due 06/01/45	200,000	221,096
6.050% due 04/15/38	110,000	154,850
6.100% due 06/01/37	25,000	33,495
Duke Energy Corp
2.400% due 08/15/22	50,000	49,971
3.150% due 08/15/27	50,000	49,362
3.950% due 08/15/47	50,000	48,483
4.200% due 06/15/49	65,000	66,307
Duke Energy Florida LLC 2.500% due 12/01/29	50,000	49,265
Duke Energy Indiana LLC
2.750% due 04/01/50	60,000	55,406
3.250% due 10/01/49	50,000	50,768
3.750% due 05/15/46	50,000	54,605
4.900% due 07/15/43	100,000	122,406
Duke Energy Progress LLC 3.700% due 09/01/28	100,000	107,227
Edison International
2.400% due 09/15/22	40,000	38,650
2.950% due 03/15/23	100,000	96,880
5.750% due 06/15/27	10,000	10,416
El Paso Electric Co 5.000% due 12/01/44	50,000	59,827
Emera US Finance LP (Canada)
3.550% due 06/15/26	35,000	33,455
4.750% due 06/15/46	200,000	185,163
Enel Chile SA (Chile) 4.875% due 06/12/28	50,000	49,727
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	49,461
Entergy Arkansas LLC
3.500% due 04/01/26	50,000	53,075
4.200% due 04/01/49	50,000	57,021
Entergy Corp 2.950% due 09/01/26	30,000	29,805
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	55,474
Entergy Louisiana LLC
3.250% due 04/01/28	50,000	51,872
4.200% due 09/01/48	50,000	57,027
4.950% due 01/15/45	40,000	42,359
Evergy Kansas Central Inc
3.100% due 04/01/27	50,000	47,230

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
4.100% due 04/01/43	$100,000	$112,208
Evergy Metro Inc 3.650% due 08/15/25	50,000	52,110
Eversource Energy
2.900% due 10/01/24	50,000	51,380
3.300% due 01/15/28	100,000	101,932
3.800% due 12/01/23	15,000	16,455
4.250% due 04/01/29	25,000	26,478
Exelon Corp
3.950% due 06/15/25	100,000	100,637
4.450% due 04/15/46	100,000	101,677
4.950% due 06/15/35	35,000	37,317
5.100% due 06/15/45	35,000	38,489
FirstEnergy Corp
4.250% due 03/15/23	40,000	40,901
7.375% due 11/15/31	65,000	87,514
Florida Power & Light Co
3.700% due 12/01/47	200,000	221,676
4.950% due 06/01/35	100,000	123,425
5.690% due 03/01/40	35,000	49,399
5.950% due 02/01/38	125,000	164,373
Georgia Power Co
2.850% due 05/15/22	100,000	101,033
4.300% due 03/15/42	100,000	109,178
Indiana Michigan Power Co 4.250% due 08/15/48	25,000	28,411
Interstate Power & Light Co 3.500% due 09/30/49	25,000	22,973
ITC Holdings Corp
3.350% due 11/15/27	50,000	51,362
3.650% due 06/15/24	25,000	25,461
Kentucky Utilities Co 4.375% due 10/01/45	40,000	44,868
Louisville Gas & Electric Co 4.250% due 04/01/49	35,000	39,991
MidAmerican Energy Co
3.650% due 08/01/48	100,000	107,813
6.750% due 12/30/31	100,000	144,779
Mississippi Power Co 3.950% due 03/30/28	25,000	25,806
National Fuel Gas Co
3.750% due 03/01/23	100,000	94,423
3.950% due 09/15/27	50,000	41,154
National Rural Utilities Cooperative Finance Corp
4.023% due 11/01/32	100,000	113,366
8.000% due 03/01/32	50,000	76,025
NextEra Energy Capital Holdings Inc
4.500% due 06/01/21	50,000	51,019
4.800% due 12/01/77	100,000	83,573
5.650% due 05/01/79	100,000	92,472
NiSource Inc
3.490% due 05/15/27	50,000	50,697
3.950% due 03/30/48	50,000	51,100
4.800% due 02/15/44	100,000	101,437
5.250% due 02/15/43	100,000	108,390
Northern States Power Co 2.150% due 08/15/22	100,000	99,465
NSTAR Electric Co 2.375% due 10/15/22	100,000	104,568
Oglethorpe Power Corp 5.050% due 10/01/48	100,000	101,565
Ohio Edison Co 6.875% due 07/15/36	150,000	200,261
Ohio Power Co 5.375% due 10/01/21	30,000	31,392
Oklahoma Gas & Electric Co 3.850% due 08/15/47	50,000	47,533
Oncor Electric Delivery Co LLC
3.700% due 11/15/28	100,000	107,257
3.800% due 09/30/47	50,000	50,315
5.300% due 06/01/42	100,000	134,122

	Principal Amount	Value
7.000% due 05/01/32	$50,000	$69,984
PacifiCorp
3.500% due 06/15/29	35,000	35,718
4.125% due 01/15/49	70,000	76,090
PECO Energy Co
1.700% due 09/15/21	50,000	49,484
3.000% due 09/15/49	55,000	56,301
3.150% due 10/15/25	50,000	51,510
3.900% due 03/01/48	60,000	67,515
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	35,000	37,923
Potomac Electric Power Co 3.600% due 03/15/24	100,000	102,719
PPL Electric Utilities Corp
3.000% due 10/01/49	70,000	67,663
4.150% due 10/01/45	25,000	28,109
4.150% due 06/15/48	100,000	114,615
4.750% due 07/15/43	50,000	59,085
Progress Energy Inc 7.750% due 03/01/31	100,000	135,818
PSEG Power LLC
3.000% due 06/15/21	50,000	50,159
3.850% due 06/01/23	100,000	101,850
Public Service Co of Colorado
3.700% due 06/15/28	50,000	53,074
3.800% due 06/15/47	50,000	52,319
Public Service Electric & Gas Co
3.200% due 08/01/49	60,000	60,224
4.050% due 05/01/48	25,000	29,067
Public Service Enterprise Group Inc
2.000% due 11/15/21	100,000	98,114
2.650% due 11/15/22	50,000	49,702
2.875% due 06/15/24	70,000	69,915
Puget Energy Inc
3.650% due 05/15/25	100,000	97,972
6.000% due 09/01/21	100,000	101,915
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	31,139
San Diego Gas & Electric Co
3.750% due 06/01/47	50,000	50,905
4.100% due 06/15/49	100,000	102,903
4.150% due 05/15/48	25,000	27,038
Sempra Energy
3.400% due 02/01/28	65,000	65,343
3.800% due 02/01/38	100,000	94,243
Southern California Edison Co
2.250% due 06/01/30	70,000	65,403
2.850% due 08/01/29	75,000	72,794
3.500% due 10/01/23	100,000	103,369
3.650% due 03/01/28	50,000	51,105
3.650% due 02/01/50	70,000	68,315
3.700% due 08/01/25	30,000	30,939
3.900% due 03/15/43	50,000	51,863
4.125% due 03/01/48	10,000	10,730
4.500% due 09/01/40	50,000	51,871
Southern California Gas Co 2.600% due 06/15/26	50,000	49,500
Southern Co Gas Capital Corp 3.500% due 09/15/21	150,000	150,782
Southwest Gas Corp 3.800% due 09/29/46	50,000	55,159
Southwestern Electric Power Co
3.900% due 04/01/45	50,000	44,812
4.100% due 09/15/28	50,000	53,742
6.200% due 03/15/40	50,000	66,552
Southwestern Public Service Co
3.300% due 06/15/24	50,000	52,654
3.750% due 06/15/49	100,000	105,356
Tampa Electric Co
4.300% due 06/15/48	50,000	55,986
4.450% due 06/15/49	50,000	56,213

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
The Connecticut Light & Power Co 4.150% due 06/01/45	$25,000	$28,075
The Southern Co
2.350% due 07/01/21	100,000	100,329
2.950% due 07/01/23	25,000	25,191
4.250% due 07/01/36	30,000	29,356
4.400% due 07/01/46	100,000	105,021
Tucson Electric Power Co
3.050% due 03/15/25	50,000	52,939
4.850% due 12/01/48	100,000	113,398
Union Electric Co 8.450% due 03/15/39	100,000	162,973
Virginia Electric & Power Co
2.950% due 11/15/26	50,000	51,628
3.150% due 01/15/26	35,000	36,485
3.800% due 09/15/47	50,000	53,677
4.000% due 11/15/46	20,000	21,654
8.875% due 11/15/38	25,000	39,855
Washington Gas Light Co 3.650% due 09/15/49	25,000	22,872
WEC Energy Group Inc
3.100% due 03/08/22	25,000	25,313
3.375% due 06/15/21	65,000	65,286
3.550% due 06/15/25	100,000	101,943
Wisconsin Electric Power Co 4.300% due 10/15/48	10,000	11,193
Wisconsin Power & Light Co 3.050% due 10/15/27	100,000	97,141
Xcel Energy Inc
2.600% due 03/15/22	50,000	50,053
4.000% due 06/15/28	50,000	52,883

		14,815,782

Total Corporate Bonds & Notes (Cost $191,398,677)		197,110,354

MORTGAGE-BACKED SECURITIES - 28.6%

Collateralized Mortgage Obligations - Commercial - 2.2%

Bank
2.649% due 01/15/63	200,000	207,197
2.920% due 12/15/52	200,000	211,837
3.175% due 09/15/60	200,000	213,157
BBCMS Mortgage Trust 2.639% due 02/15/53	200,000	201,929
Benchmark Mortgage Trust
2.732% due 02/15/53	200,000	208,620
4.121% due 07/15/51 §	200,000	227,637
CD Mortgage Trust 3.456% due 11/13/50	175,000	189,876
Citigroup Commercial Mortgage Trust
3.372% due 10/10/47	350,000	364,025
3.778% due 09/10/58	600,000	644,609
Commercial Mortgage Pass-Through 3.525% due 02/10/49	300,000	314,102
Commercial Mortgage Trust
3.660% due 08/10/50	303,296	312,780
3.819% due 06/10/47	300,000	316,404
4.228% due 05/10/51	400,000	443,106
CSAIL Commercial Mortgage Trust 3.458% due 11/15/50 §	600,000	633,765
Fannie Mae - Aces
1.821% due 02/25/30	48,200	49,842
2.717% due 02/25/22	304,102	310,133
2.723% due 10/25/24	197,430	204,806
2.903% due 01/25/28 §	500,000	548,709
2.980% due 08/25/29	500,000	557,120
2.985% due 12/25/27 §	190,000	210,861
3.061% due 05/25/27 §	200,000	220,637
3.640% due 08/25/30 §	300,000	349,982

	Principal Amount	Value
Freddie Mac 1.872% due 03/25/53	$166,667	$176,209
Freddie Mac Multifamily Structured Pass Through Certificates
2.524% due 10/25/29	200,000	222,884
2.673% due 03/25/26 - 09/25/29	800,000	874,719
2.745% due 01/25/26	400,000	434,056
3.171% due 10/25/24	850,000	926,902
3.208% due 02/25/26	375,000	413,345
3.310% due 05/25/23 §	500,000	535,881
3.422% due 02/25/29	196,721	231,128
3.926% due 06/25/28	100,000	120,366
3.990% due 08/25/33 §	42,000	52,209
GS Mortgage Securities Trust
2.773% due 11/10/45	195,691	199,660
3.734% due 11/10/48	1,000,000	1,091,382
JPMBB Commercial Mortgage Securities Trust 4.274% due 12/15/48	600,000	592,833
JPMorgan Chase Commercial Mortgage Securities Trust
3.143% due 12/15/47	492,248	507,276
5.157% due 05/15/45 §	300,000	284,208
Morgan Stanley Bank of America Merrill Lynch Trust 3.753% due 12/15/47	1,000,000	1,066,072
Morgan Stanley Capital I Trust 3.596% due 12/15/49	400,000	426,351
UBS Commercial Mortgage Trust 4.171% due 05/10/45	500,000	511,945
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63	250,000	254,421
Wells Fargo Commercial Mortgage Trust
2.652% due 08/15/49	350,000	352,424
4.184% due 06/15/51	200,000	221,064
WFRBS Commercial Mortgage Trust 2.870% due 11/15/45	610,923	618,567

		17,055,036

Fannie Mae - 11.8%

2.500% due 10/01/27 - 04/01/50	7,808,657	8,099,033
3.000% due 05/01/22 - 04/01/50	23,255,290	24,523,727
3.500% due 10/01/25 - 04/01/50	25,784,002	27,516,248
4.000% due 04/01/24 - 06/01/49	16,239,107	17,511,163
4.237% (USD LIBOR + 1.690%) due 08/01/39 §	6,016	6,113
4.500% due 05/01/23 - 08/01/48	6,740,328	7,360,861
4.570% (USD LIBOR + 1.695%) due 06/01/38 §	2,454	2,503
5.000% due 09/01/23 - 09/01/48	2,560,638	2,825,742
5.500% due 11/01/33 - 07/01/41	1,186,914	1,345,177
6.000% due 09/01/34 - 06/01/40	504,716	580,466
6.500% due 09/01/36 - 07/01/38	111,357	128,693

		89,899,726

Freddie Mac - 7.7%

2.500% due 08/01/28 - 02/01/32	3,368,426	3,505,479
3.000% due 09/01/26 - 02/01/50	19,941,547	21,035,372
3.500% due 06/01/21 - 08/01/49	15,858,769	16,929,717
4.000% due 02/01/25 - 01/01/48	9,913,719	10,710,159
4.500% due 08/01/24 - 07/01/48	3,509,939	3,825,319
5.000% due 12/01/31 - 03/01/41	1,033,469	1,148,975
5.500% due 04/01/34 - 08/01/40	511,107	578,662
6.000% due 04/01/36 - 05/01/40	662,686	762,868
6.500% due 08/01/37 - 04/01/39	52,931	61,195

		58,557,746

Government National Mortgage Association - 6.9%

2.500% due 01/20/43 - 04/01/50	1,177,732	1,203,815
3.000% due 08/20/42 - 04/01/50	14,961,925	16,009,130
3.500% due 10/15/41 - 10/20/49	17,764,840	18,932,895

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
4.000% due 06/15/39 - 03/20/49	$8,796,597	$9,539,804
4.500% due 02/15/39 - 12/20/47	3,959,969	4,340,307
5.000% due 05/15/36 - 01/20/48	1,651,442	1,822,260
5.500% due 04/15/37 - 04/15/40	471,257	533,836
6.000% due 01/15/38 - 06/15/41	142,909	162,168
6.500% due 10/15/38 - 02/15/39	25,484	29,806

		52,574,021

Total Mortgage-Backed Securities (Cost $210,411,138)		218,086,529

ASSET-BACKED SECURITIES - 0.4%

Ally Master Owner Trust 3.290% due 05/15/23	100,000	101,117
American Express Credit Account Master Trust 3.180% due 04/15/24	103,000	105,852
AmeriCredit Automobile Receivables Trust 2.970% due 11/20/23	67,000	67,524
Capital One Multi-Asset Execution Trust 1.720% due 08/15/24	226,000	229,251
Carmax Auto Owner Trust 2.680% due 03/15/24	200,000	202,397
Citibank Credit Card Issuance Trust
2.680% due 06/07/23	500,000	505,690
6.150% due 06/15/39	250,000	328,696
Drive Auto Receivables Trust 4.140% due 08/15/24	200,000	202,108
GM Financial Automobile Leasing Trust 2.670% due 03/21/22	40,000	40,553
GM Financial Consumer Automobile Receivables Trust 2.650% due 02/16/24	200,000	202,396
Honda Auto Receivables Owner Trust 1.830% due 01/18/24	200,000	198,748
Hyundai Auto Receivables Trust 1.940% due 02/15/24	55,000	54,134
Santander Drive Auto Receivables Trust 3.420% due 04/15/25	44,000	43,725
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	200,000	199,916
Toyota Auto Receivables Owner Trust 1.910% due 09/15/23	352,000	353,660
World Omni Auto Receivables Trust 1.100% due 04/15/25	200,000	199,171

Total Asset-Backed Securities (Cost $3,017,885)		3,034,938

U.S. GOVERNMENT AGENCY ISSUES - 1.2%

Fannie Mae
1.375% due 10/07/21	1,000,000	1,015,068
2.625% due 01/11/22	750,000	778,990
2.625% due 09/06/24	960,000	1,047,640
5.625% due 07/15/37	100,000	158,201
6.625% due 11/15/30	500,000	761,044
7.125% due 01/15/30	525,000	812,274
Federal Home Loan Bank
1.625% due 11/19/21	1,020,000	1,039,888
1.875% due 07/07/21	500,000	509,426
5.500% due 07/15/36	100,000	154,838
Federal Home Loan Banks 1.625% due 12/20/21	195,000	199,136
Freddie Mac
1.500% due 02/12/25	250,000	261,042
2.375% due 01/13/22	1,000,000	1,035,034
2.750% due 06/19/23	500,000	535,781
6.250% due 07/15/32	225,000	349,069
Tennessee Valley Authority

	Principal Amount	Value
3.500% due 12/15/42	$100,000	$116,618
5.250% due 09/15/39	25,000	38,375
5.375% due 04/01/56	50,000	90,045
6.750% due 11/01/25	150,000	196,709
7.125% due 05/01/30	50,000	75,280

Total U.S. Government Agency Issues (Cost $8,534,024)		9,174,458

U.S. TREASURY OBLIGATIONS - 40.1%

U.S. Treasury Bonds - 9.1%

2.000% due 02/15/50	1,000,000	1,162,012
2.250% due 08/15/46	2,150,000	2,588,734
2.250% due 08/15/49	1,100,000	1,338,648
2.375% due 11/15/49	1,950,000	2,435,443
2.500% due 02/15/45	2,800,000	3,497,703
2.500% due 02/15/46	3,100,000	3,897,523
2.500% due 05/15/46	1,000,000	1,258,320
2.750% due 08/15/42	2,450,000	3,164,615
2.750% due 11/15/42	1,850,000	2,390,475
2.750% due 11/15/47	2,500,000	3,309,863
2.875% due 08/15/45	1,000,000	1,337,383
2.875% due 05/15/49	1,275,000	1,741,521
3.000% due 05/15/42	1,075,000	1,443,524
3.000% due 11/15/45	1,900,000	2,600,180
3.000% due 02/15/47	500,000	691,309
3.000% due 05/15/47	1,700,000	2,350,649
3.000% due 02/15/48	2,000,000	2,769,141
3.000% due 08/15/48	1,500,000	2,086,055
3.000% due 02/15/49	2,000,000	2,789,609
3.125% due 11/15/41	975,000	1,331,789
3.125% due 08/15/44	600,000	827,320
3.125% due 05/15/48	2,700,000	3,829,148
3.625% due 08/15/43	1,525,000	2,249,137
3.625% due 02/15/44	500,000	739,961
3.750% due 08/15/41	1,300,000	1,931,617
3.750% due 11/15/43	1,000,000	1,503,906
4.250% due 11/15/40	750,000	1,179,111
4.375% due 05/15/40	1,025,000	1,630,070
4.375% due 05/15/41	775,000	1,243,391
4.500% due 02/15/36	1,750,000	2,690,078
4.500% due 05/15/38	500,000	792,188
4.500% due 08/15/39	700,000	1,121,176
5.375% due 02/15/31	1,100,000	1,635,949
6.250% due 05/15/30	2,550,000	3,937,559

		69,495,107

U.S. Treasury Notes - 31.0%

0.500% due 03/31/25	1,000,000	1,006,328
1.125% due 06/30/21	1,500,000	1,518,809
1.125% due 07/31/21	4,100,000	4,152,291
1.125% due 08/31/21	2,300,000	2,330,322
1.125% due 02/28/22	2,500,000	2,542,871
1.125% due 02/28/25	1,000,000	1,037,500
1.125% due 02/28/27	750,000	779,795
1.250% due 08/31/24	4,000,000	4,159,062
1.375% due 10/15/22	2,000,000	2,056,602
1.375% due 02/15/23	1,500,000	1,547,783
1.375% due 06/30/23	4,300,000	4,449,324
1.375% due 01/31/25	2,000,000	2,095,781
1.500% due 08/31/21	1,500,000	1,527,510
1.500% due 10/31/21	2,000,000	2,040,664
1.500% due 03/31/23	1,500,000	1,554,668
1.500% due 09/30/24	3,000,000	3,153,047
1.500% due 10/31/24	2,000,000	2,103,828
1.500% due 08/15/26	3,200,000	3,394,251
1.500% due 02/15/30	750,000	808,638
1.625% due 08/15/22	2,025,000	2,091,129
1.625% due 11/15/22	4,975,000	5,151,749

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
1.625% due 05/31/23	$1,000,000	$1,041,680
1.625% due 10/31/23	3,000,000	3,138,750
1.625% due 02/15/26	1,900,000	2,024,613
1.625% due 05/15/26	1,300,000	1,387,699
1.625% due 08/15/29	2,000,000	2,172,109
1.750% due 07/31/21	5,500,000	5,615,049
1.750% due 11/30/21	500,000	512,832
1.750% due 05/15/22	1,250,000	1,290,820
1.750% due 06/30/22	2,000,000	2,068,828
1.750% due 05/15/23	4,750,000	4,965,605
1.750% due 06/30/24	3,000,000	3,177,656
1.750% due 12/31/24	1,600,000	1,704,063
1.750% due 12/31/26	2,500,000	2,701,172
1.875% due 01/31/22	500,000	515,137
1.875% due 04/30/22	2,000,000	2,068,203
1.875% due 07/31/22	3,500,000	3,630,840
1.875% due 09/30/22	2,500,000	2,601,660
1.875% due 08/31/24	3,000,000	3,198,281
2.000% due 05/31/21	2,500,000	2,554,103
2.000% due 08/31/21	3,000,000	3,076,348
2.000% due 11/15/21	2,000,000	2,058,633
2.000% due 12/31/21	500,000	515,508
2.000% due 02/15/22	1,100,000	1,136,631
2.000% due 10/31/22	4,000,000	4,179,375
2.000% due 11/30/22	2,400,000	2,510,063
2.000% due 02/15/23	6,950,000	7,294,242
2.000% due 05/31/24	5,000,000	5,342,969
2.000% due 02/15/25	2,000,000	2,155,938
2.125% due 05/31/21	5,000,000	5,116,211
2.125% due 08/15/21	2,200,000	2,258,566
2.125% due 11/30/23	6,000,000	6,394,922
2.250% due 12/31/23	4,000,000	4,287,812
2.250% due 01/31/24	2,000,000	2,147,344
2.250% due 04/30/24	3,250,000	3,501,875
2.250% due 10/31/24	800,000	868,500
2.250% due 11/15/24	2,000,000	2,172,422
2.250% due 12/31/24	4,000,000	4,352,500
2.250% due 11/15/25	2,200,000	2,416,992
2.250% due 08/15/27	4,200,000	4,715,484
2.250% due 11/15/27	2,300,000	2,587,949
2.375% due 02/29/24	3,000,000	3,241,523
2.375% due 08/15/24	10,300,000	11,203,262
2.375% due 05/15/27	2,750,000	3,103,633
2.375% due 05/15/29	1,000,000	1,150,781
2.500% due 03/31/23	4,000,000	4,265,000
2.500% due 08/15/23	4,450,000	4,779,404
2.500% due 01/31/25	4,000,000	4,408,594
2.625% due 06/15/21	5,000,000	5,151,367
2.625% due 02/15/29	2,750,000	3,216,211
2.750% due 04/30/23	1,500,000	1,613,672
2.750% due 08/31/23	5,000,000	5,414,062
2.750% due 11/15/23	6,600,000	7,177,242
2.750% due 02/15/28	3,500,000	4,082,832
2.875% due 10/15/21	1,500,000	1,561,318
2.875% due 05/31/25	1,200,000	1,350,797
2.875% due 05/15/28	2,500,000	2,949,414
2.875% due 08/15/28	1,750,000	2,070,469
3.125% due 05/15/21	1,000,000	1,033,711
3.125% due 11/15/28	3,000,000	3,623,672

		236,358,300

Total U.S. Treasury Obligations (Cost $274,486,842)		305,853,407

FOREIGN GOVERNMENT BONDS & NOTES - 1.7%

Canada Government (Canada) 2.000% due 11/15/22	250,000	258,869

Chile Government (Chile)
3.125% due 01/21/26	75,000	78,347
3.860% due 06/21/47	300,000	329,007

	Principal Amount	Value
Colombia Government (Colombia)
3.000% due 01/30/30	$200,000	$183,200
4.500% due 01/28/26	250,000	254,221
5.000% due 06/15/45	300,000	310,500
Export Development Canada (Canada)
1.375% due 02/24/23	250,000	255,597
2.500% due 01/24/23	200,000	210,273
Export-Import Bank of Korea (South Korea)
2.750% due 01/25/22	200,000	204,942
3.625% due 11/27/23	200,000	216,301
5.000% due 04/11/22	200,000	214,551
Hungary Government (Hungary) 5.375% due 03/25/24	200,000	220,844
Hydro-Quebec (Canada) 8.400% due 01/15/22	100,000	113,281
Indonesia Government (Indonesia)
2.850% due 02/14/30	200,000	194,955
2.950% due 01/11/23	300,000	298,636
Iraq Government AID 2.149% due 01/18/22	200,000	207,172
Israel Government AID 5.500% due 04/26/24	25,000	29,371
Japan Bank for Cooperation (Japan) 1.750% due 01/23/23	200,000	204,735
Japan Bank for International Cooperation (Japan)
1.625% due 10/17/22	200,000	204,109
1.875% due 07/21/26	200,000	209,847
2.500% due 05/23/24	200,000	211,755
3.250% due 07/20/28	200,000	232,837
3.375% due 07/31/23	200,000	216,459
Japan International Cooperation Agency (Japan) 3.375% due 06/12/28	200,000	233,602
Korea International (South Korea) 2.750% due 01/19/27	200,000	211,464
Mexico Government (Mexico)
4.000% due 10/02/23	150,000	153,574
4.150% due 03/28/27	200,000	205,300
4.500% due 01/31/50	200,000	198,902
4.600% due 01/23/46	250,000	249,962
4.600% due 02/10/48	200,000	201,702
4.750% due 03/08/44	264,000	268,620
6.750% due 09/27/34	225,000	297,002
Panama Government (Panama)
4.500% due 05/15/47	350,000	386,860
6.700% due 01/26/36	100,000	129,406
8.875% due 09/30/27	100,000	136,105
Peruvian Government (Peru)
4.125% due 08/25/27	150,000	170,408
8.750% due 11/21/33	200,000	318,752
Philippine Government (Philippines)
3.000% due 02/01/28	200,000	210,228
7.750% due 01/14/31	200,000	284,267
Philippine Government International Bond (Philippines) 6.375% due 10/23/34	250,000	333,861
Province of Alberta Canada (Canada)
2.200% due 07/26/22	250,000	258,616
3.350% due 11/01/23	100,000	108,593
Province of British Columbia Canada (Canada)
2.000% due 10/23/22	100,000	103,370
2.650% due 09/22/21	100,000	103,135
Province of Manitoba Canada (Canada) 2.125% due 05/04/22	250,000	258,446
Province of New Brunswick Canada (Canada) 3.625% due 02/24/28	50,000	58,972
Province of Ontario Canada (Canada)
2.000% due 10/02/29	100,000	105,315
2.300% due 06/15/26	250,000	267,805

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
2.550% due 04/25/22	$300,000	$310,020
Province of Quebec Canada (Canada)
2.500% due 04/09/24	65,000	69,263
2.750% due 04/12/27	350,000	389,077
7.500% due 07/15/23	100,000	121,295
7.500% due 09/15/29	75,000	113,817
Republic of Italy Government (Italy)
2.875% due 10/17/29	200,000	191,379
6.875% due 09/27/23	150,000	172,170
Republic of Poland Government (Poland)
3.000% due 03/17/23	150,000	156,429
4.000% due 01/22/24	150,000	163,793
State of Israel (Israel) 3.375% due 01/15/50	200,000	195,000
The Korea Development Bank (South Korea)
2.000% due 09/12/26	200,000	208,656
3.375% due 03/12/23	200,000	211,009
Uruguay Government (Uruguay)
4.375% due 10/27/27	200,000	217,710
5.100% due 06/18/50	200,000	229,813
Uruguay Government International Bond (Uruguay) 4.125% due 11/20/45	143,467	147,816

Total Foreign Government Bonds & Notes (Cost $12,345,209)		13,011,323

MUNICIPAL BONDS - 0.7%

American Municipal Power Inc OH ‘B’
6.449% due 02/15/44	25,000	35,062
8.084% due 02/15/50	300,000	507,660
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	38,263
7.043% due 04/01/50	50,000	79,828
California State University 2.975% due 11/01/51	50,000	49,995
Central Puget Sound Regional Transit Authority 5.491% due 11/01/39	25,000	28,700
Chicago O’Hare International Airport 4.472% due 01/01/49	50,000	56,176
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	134,464
City of Chicago IL ‘B’ 7.750% due 01/01/42	42,000	54,257
City of Houston TX 3.961% due 03/01/47	50,000	56,287
City of New York NY 5.517% due 10/01/37	40,000	48,260
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	119,623
5.456% due 12/01/39	25,000	30,727
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	166,312
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	50,328
JobsOhio Beverage System 2.833% due 01/01/38	10,000	9,770
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	138,307
Massachusetts School Building Authority 3.395% due 10/15/40	20,000	20,522
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	32,813
6.668% due 11/15/39	55,000	71,895
Municipal Electric Authority of Georgia
6.637% due 04/01/57	25,000	32,820
6.655% due 04/01/57	99,000	132,545

	Principal Amount	Value
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	$125,000	$149,294
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	154,255
New Jersey Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	142,781
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	38,862
New York City Water & Sewer System
5.952% due 06/15/42	50,000	74,014
6.011% due 06/15/42	10,000	14,871
New York State Urban Development Corp 5.770% due 03/15/39	25,000	27,373
New York State Urban Development Corp ‘B’ 3.900% due 03/15/33	50,000	56,596
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	105,658
Permanent University Fund - University of Texas System 3.376% due 07/01/47	185,000	187,762
Port Authority of New York & New Jersey
4.031% due 09/01/48	50,000	52,680
4.229% due 10/15/57	30,000	33,866
4.458% due 10/01/62	100,000	110,895
5.647% due 11/01/40	150,000	202,203
Rutgers The State University of New Jersey 3.915% due 05/01/19	15,000	18,017
Sales Tax Securitization Corp 4.787% due 01/01/48	50,000	61,481
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	70,910
State Dormitory Authority 3.142% due 07/01/43	100,000	99,483
State of California
3.500% due 04/01/28	100,000	111,087
7.300% due 10/01/39	100,000	153,998
7.500% due 04/01/34	50,000	79,009
7.600% due 11/01/40	270,000	450,460
7.625% due 03/01/40	40,000	64,684
State of California Department of Water Resources Power Supply Revenue 2.000% due 05/01/22	25,000	25,391
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	59,402
State of Illinois 6.725% due 04/01/35	100,000	108,241
State of Texas 5.517% due 04/01/39	100,000	137,724
State of Utah 4.554% due 07/01/24	15,000	15,821
State of Wisconsin 3.154% due 05/01/27	250,000	248,102
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	30,138
University of California
3.063% due 07/01/25	50,000	53,646
4.767% due 05/15/15	75,000	94,612
4.858% due 05/15/12	100,000	130,044

Total Municipal Bonds (Cost $4,498,141)		5,257,974

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares
SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds T-Fund Portfolio Institutional 0.210%	17,360,534	$17,360,534

Total Short-Term Investment (Cost $17,360,534)		17,360,534

TOTAL INVESTMENTS - 100.9% (Cost $722,052,450)		768,889,517

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(7,058,239)

NET ASSETS - 100.0%		$761,831,278

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$197,110,354	$-	$197,110,354	$-
	Mortgage-Backed Securities	218,086,529	-	218,086,529	-
	Asset-Backed Securities	3,034,938	-	3,034,938	-
	U.S. Government Agency Issues	9,174,458	-	9,174,458	-
	U.S. Treasury Obligations	305,853,407	-	305,853,407	-
	Foreign Government Bonds & Notes	13,011,323	-	13,011,323	-
	Municipal Bonds	5,257,974	-	5,257,974	-
	Short-Term Investment	17,360,534	17,360,534	-	-

	Total	$768,889,517	$17,360,534	$751,528,983	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.2%

Basic Materials - 4.9%

Alcoa Nederland Holding BV
6.125% due 05/15/28 ~	$250,000	$228,887
6.750% due 09/30/24 ~	200,000	195,434
Aleris International Inc 10.750% due 07/15/23 ~	200,000	196,000
Allegheny Technologies Inc
5.875% due 12/01/27	200,000	166,800
7.875% due 08/15/23	200,000	194,193
Arconic Corp 6.125% due 02/15/28 ~	66,000	67,980
Ashland LLC
4.750% due 08/15/22	34,000	33,745
6.875% due 05/15/43	128,000	130,599
Atotech Alpha 3 BV (United Kingdom) 6.250% due 02/01/25 ~	142,000	131,527
Axalta Coating Systems LLC 4.875% due 08/15/24 ~	150,000	144,938
Baffinland Iron Mines Corp (Canada) 8.750% due 07/15/26 ~	125,000	111,806
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	50,000	48,625
Big River Steel LLC 7.250% due 09/01/25 ~	210,000	192,669
Blue Cube Spinco LLC
9.750% due 10/15/23	65,000	68,004
10.000% due 10/15/25	85,000	90,215
CF Industries Inc
3.450% due 06/01/23	155,000	153,456
4.950% due 06/01/43	39,000	37,343
5.150% due 03/15/34	400,000	408,320
5.375% due 03/15/44	225,000	216,074
Clearwater Paper Corp
4.500% due 02/01/23	40,000	36,700
5.375% due 02/01/25 ~	50,000	45,875
Cleveland-Cliffs Inc
4.875% due 01/15/24 ~	100,000	92,375
5.750% due 03/01/25	100,000	78,000
5.875% due 06/01/27 ~	300,000	181,335
6.250% due 10/01/40	100,000	55,571
6.375% due 10/15/25 ~	130,000	96,850
6.750% due 03/15/26 ~	77,000	68,482
7.000% due 03/15/27 ~	125,000	76,875
Coeur Mining Inc 5.875% due 06/01/24	50,000	45,437
Commercial Metals Co
4.875% due 05/15/23	100,000	95,125
5.375% due 07/15/27	100,000	92,854
5.750% due 04/15/26	100,000	94,051
Compass Minerals International Inc
4.875% due 07/15/24 ~	50,000	47,437
6.750% due 12/01/27 ~	135,000	122,620
Consolidated Energy Finance SA (Switzerland) 6.500% due 05/15/26 ~	150,000	127,281
Constellium SE
5.750% due 05/15/24 ~	50,000	45,067
6.625% due 03/01/25 ~	500,000	453,735
Cornerstone Chemical Co 6.750% due 08/15/24 ~	150,000	125,437
CVR Partners LP 9.250% due 06/15/23 ~	100,000	80,796
Element Solutions Inc 5.875% due 12/01/25 ~	285,000	281,429

	Principal Amount	Value
Eurochem Finance DAC (Switzerland) 5.500% due 03/13/24 ~	$200,000	$205,353
Ferroglobe PLC 9.375% due 03/01/22 ~	150,000	44,015
FMG Resources Pty Ltd (Australia)
4.500% due 09/15/27 ~	136,000	121,795
4.750% due 05/15/22 ~	75,000	75,119
5.125% due 03/15/23 ~	415,000	409,800
5.125% due 05/15/24 ~	90,000	89,213
Freeport-McMoRan Inc
3.550% due 03/01/22	53,000	51,127
3.875% due 03/15/23	1,050,000	1,006,693
4.125% due 03/01/28	250,000	219,785
4.250% due 03/01/30	200,000	174,510
4.550% due 11/14/24	100,000	95,061
5.000% due 09/01/27	618,000	577,212
5.250% due 09/01/29	111,000	105,211
5.400% due 11/14/34	170,000	158,434
5.450% due 03/15/43	350,000	315,980
GCP Applied Technologies Inc 5.500% due 04/15/26 ~	100,000	93,854
Hecla Mining Co 7.250% due 02/15/28	300,000	266,400
Hexion Inc 7.875% due 07/15/27 ~	150,000	128,636
Hudbay Minerals Inc (Canada)
7.250% due 01/15/23 ~	200,000	175,749
7.625% due 01/15/25 ~	225,000	197,157
IAMGOLD Corp (Canada) 7.000% due 04/15/25 ~	150,000	140,812
INEOS Group Holdings SA (Luxembourg) 5.625% due 08/01/24 ~	200,000	183,494
Ingevity Corp 4.500% due 02/01/26 ~	100,000	94,354
Innophos Holdings Inc 9.375% due 02/15/28 ~	200,000	195,500
Joseph T Ryerson & Son Inc 11.000% due 05/15/22 ~	125,000	117,185
Kaiser Aluminum Corp 4.625% due 03/01/28 ~	114,000	101,808
Kraton Polymers LLC 7.000% due 04/15/25 ~	100,000	89,343
Mercer International Inc (Germany)
5.500% due 01/15/26	150,000	115,114
7.375% due 01/15/25	200,000	168,251
Mineral Resources Ltd (Australia) 8.125% due 05/01/27 ~	213,000	201,037
Mountain Province Diamonds Inc (Canada) 8.000% due 12/15/22 ~	50,000	36,563
Neon Holdings Inc 10.125% due 04/01/26 ~	125,000	112,860
New Gold Inc (Canada)
6.250% due 11/15/22 ~	100,000	97,873
6.375% due 05/15/25 ~	200,000	187,624
Northwest Acquisitions ULC 7.125% due 11/01/22 ~	186,000	92,133
Novelis Corp
4.750% due 01/30/30 ~	510,000	456,769
5.875% due 09/30/26 ~	575,000	568,291
Nufarm Australia Ltd (Australia) 5.750% due 04/30/26 ~	150,000	132,305
OCI NV (Netherlands)
5.250% due 11/01/24 ~	200,000	175,000
6.625% due 04/15/23 ~	200,000	184,000
Olin Corp
5.000% due 02/01/30	50,000	43,223
5.125% due 09/15/27	410,000	369,218
5.500% due 08/15/22	100,000	92,844
5.625% due 08/01/29	289,000	267,556
PolyOne Corp 5.250% due 03/15/23	91,000	87,130

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
PQ Corp
5.750% due 12/15/25 ~	$100,000	$90,875
6.750% due 11/15/22 ~	50,000	50,626
Rain CII Carbon LLC 7.250% due 04/01/25 ~	100,000	84,747
Rayonier AM Products Inc 5.500% due 06/01/24 ~	81,000	37,563
Resolute Forest Products Inc 5.875% due 05/15/23	200,000	171,749
Schweitzer-Mauduit International Inc 6.875% due 10/01/26 ~	75,000	75,266
SPCM SA (France) 4.875% due 09/15/25 ~	80,000	76,198
Starfruit Finco BV (Netherlands) 8.000% due 10/01/26 ~	150,000	143,509
Taseko Mines Ltd (Canada) 8.750% due 06/15/22 ~	25,000	11,461
The Chemours Co
5.375% due 05/15/27	94,000	72,608
6.625% due 05/15/23	180,000	154,126
7.000% due 05/15/25	380,000	318,727
TPC Group Inc 10.500% due 08/01/24 ~	273,000	225,295
Trinseo Materials Operating SCA 5.375% due 09/01/25 ~	175,000	148,750
Tronox Finance PLC 5.750% due 10/01/25 ~	150,000	135,187
Tronox Inc 6.500% due 04/15/26 ~	150,000	136,136
United States Steel Corp
6.250% due 03/15/26	440,000	288,442
6.875% due 08/15/25	71,000	49,952
Valvoline Inc
4.250% due 02/15/30 ~	120,000	112,275
4.375% due 08/15/25	150,000	144,187
Venator Finance SARL 5.750% due 07/15/25 ~	100,000	78,750
WR Grace & Co-Conn
5.125% due 10/01/21 ~	250,000	254,825
5.625% due 10/01/24 ~	100,000	99,345

		16,941,937

Communications - 20.8%

Altice France Holding SA (Luxembourg)
6.000% due 02/15/28 ~	200,000	177,436
10.500% due 05/15/27 ~	405,000	429,300
Altice Financing SA (Luxembourg)
5.000% due 01/15/28 ~	700,000	624,750
7.500% due 05/15/26 ~	500,000	489,025
Altice Finco SA (Luxembourg) 7.625% due 02/15/25 ~	200,000	191,749
Altice France SA (France)
5.500% due 01/15/28 ~	700,000	659,295
7.375% due 05/01/26 ~	1,517,000	1,540,589
8.125% due 02/01/27 ~	400,000	419,220
AMC Networks Inc
4.750% due 12/15/22	79,000	77,028
4.750% due 08/01/25	150,000	146,813
5.000% due 04/01/24	400,000	386,000
Block Communications Inc 4.875% due 03/01/28 ~	250,000	233,906
C&W Senior Financing DAC (Ireland)
6.875% due 09/15/27 ~	325,000	282,577
7.500% due 10/15/26 ~	200,000	184,607
Cablevision Systems Corp 5.875% due 09/15/22	200,000	203,068
CCO Holdings LLC
4.000% due 03/01/23 ~	143,000	143,532
4.500% due 08/15/30 ~	426,000	419,876
4.500% due 05/01/32 ~	154,000	151,047
4.750% due 03/01/30 ~	1,239,000	1,242,779
5.000% due 02/01/28 ~	766,000	773,323
5.125% due 05/01/23 ~	175,000	177,845

	Principal Amount	Value
5.125% due 05/01/27 ~	$975,000	$986,719
5.250% due 09/30/22	200,000	197,568
5.375% due 05/01/25 ~	100,000	103,146
5.375% due 06/01/29 ~	289,000	298,580
5.500% due 05/01/26 ~	450,000	458,805
5.750% due 02/15/26 ~	1,165,000	1,183,582
5.875% due 04/01/24 ~	742,000	763,336
5.875% due 05/01/27 ~	100,000	103,685
Cengage Learning Inc 9.500% due 06/15/24 ~	211,000	157,985
CenturyLink Inc
4.000% due 02/15/27 ~	645,000	620,812
5.125% due 12/15/26 ~	169,000	169,423
5.625% due 04/01/25	100,000	101,125
5.800% due 03/15/22	225,000	228,298
6.450% due 06/15/21	500,000	510,250
7.500% due 04/01/24	950,000	1,046,192
7.600% due 09/15/39	100,000	97,533
7.650% due 03/15/42	100,000	98,031
Cincinnati Bell Inc
7.000% due 07/15/24 ~	250,000	253,430
8.000% due 10/15/25 ~	150,000	155,062
Clear Channel Worldwide Holdings Inc
5.125% due 08/15/27 ~	365,000	343,812
9.250% due 02/15/24 ~	553,000	479,039
Cogent Communications Group Inc 5.625% due 04/15/21 ~	100,000	99,250
CommScope Inc
5.500% due 03/01/24 ~	395,000	402,211
5.500% due 06/15/24 ~	110,000	102,407
6.000% due 03/01/26 ~	230,000	230,948
8.250% due 03/01/27 ~	790,000	765,865
CommScope Technologies LLC
5.000% due 03/15/27 ~	150,000	131,261
6.000% due 06/15/25 ~	257,000	237,134
Connect Finco SARL (United Kingdom) 6.750% due 10/01/26 ~	627,000	520,410
Consolidated Communications Inc 6.500% due 10/01/22	200,000	176,500
CSC Holdings LLC
5.250% due 06/01/24	700,000	706,121
5.375% due 07/15/23 ~	700,000	711,378
5.375% due 02/01/28 ~	200,000	205,393
5.500% due 05/15/26 ~	1,050,000	1,093,383
5.500% due 04/15/27 ~	200,000	208,090
5.750% due 01/15/30 ~	1,041,000	1,053,711
6.500% due 02/01/29 ~	300,000	325,234
6.750% due 11/15/21	100,000	103,675
7.500% due 04/01/28 ~	200,000	214,477
Cumulus Media New Holdings Inc 6.750% due 07/01/26 ~	55,000	49,534
Diamond Sports Group LLC
5.375% due 08/15/26 ~	897,000	733,873
6.625% due 08/15/27 ~	520,000	350,636
DISH DBS Corp
5.000% due 03/15/23	1,500,000	1,451,280
5.875% due 07/15/22	300,000	293,748
5.875% due 11/15/24	365,000	357,731
6.750% due 06/01/21	200,000	203,892
7.750% due 07/01/26	618,000	638,425
DKT Finance ApS (Denmark) 9.375% due 06/17/23 ~	250,000	261,875
EIG Investors Corp 10.875% due 02/01/24	100,000	85,875
Embarq Corp 7.995% due 06/01/36	600,000	597,195
Entercom Media Corp
6.500% due 05/01/27 ~	150,000	131,406
7.250% due 11/01/24 ~	100,000	84,375
Front Range BidCo Inc
4.000% due 03/01/27 ~	500,000	481,250
6.125% due 03/01/28 ~	165,000	157,678

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Frontier Communications Corp
6.875% due 01/15/25	$130,000	$33,637
7.125% due 01/15/23	1,535,000	368,400
7.625% due 04/15/24	150,000	38,625
8.500% due 04/01/26 ~	580,000	533,281
8.750% due 04/15/22	200,000	53,187
9.000% due 08/15/31	200,000	51,515
10.500% due 09/15/22 Y	235,000	63,376
11.000% due 09/15/25 Y	580,000	155,150
GCI LLC 6.625% due 06/15/24 ~	100,000	99,875
Getty Images Inc 9.750% due 03/01/27 ~	100,000	74,146
Go Daddy Operating Co LLC 5.250% due 12/01/27 ~	197,000	199,906
Gogo Intermediate Holdings LLC 9.875% due 05/01/24 ~	311,000	247,635
Gray Television Inc
5.125% due 10/15/24 ~	130,000	126,426
5.875% due 07/15/26 ~	75,000	72,626
7.000% due 05/15/27 ~	340,000	340,187
Grubhub Holdings Inc 5.500% due 07/01/27 ~	59,000	52,542
GTH Finance BV (Netherlands) 7.250% due 04/26/23 ~	200,000	207,734
GTT Communications Inc 7.875% due 12/31/24 ~	150,000	97,875
HC2 Holdings Inc 11.500% due 12/01/21 ~	100,000	93,750
Hughes Satellite Systems Corp
5.250% due 08/01/26	275,000	274,599
6.625% due 08/01/26	165,000	168,540
7.625% due 06/15/21	295,000	302,511
iHeartCommunications Inc
4.750% due 01/15/28 ~	82,000	74,255
5.250% due 08/15/27 ~	291,000	255,192
6.375% due 05/01/26	200,000	190,376
8.375% due 05/01/27	400,000	342,780
Intelsat Connect Finance SA (Luxembourg) 9.500% due 02/15/23 ~	165,000	61,875
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	505,000	313,734
8.000% due 02/15/24 ~	550,000	534,872
8.500% due 10/15/24 ~	550,000	349,775
9.500% due 09/30/22 ~	50,000	51,422
9.750% due 07/15/25 ~	1,046,000	660,293
Intelsat Luxembourg SA (Luxembourg) 8.125% due 06/01/23	475,000	100,938
Intrado Corp 8.500% due 10/15/25 ~	371,000	273,501
Koninklijke KPN NV (Netherlands) 7.000% due 03/28/73 ~	200,000	200,349
Lamar Media Corp
3.750% due 02/15/28 ~	75,000	70,866
5.000% due 05/01/23	200,000	199,494
5.750% due 02/01/26	330,000	339,487
LCPR Senior Secured Financing DAC 6.750% due 10/15/27 ~	350,000	346,692
Level 3 Financing Inc
4.625% due 09/15/27 ~	400,000	399,780
5.125% due 05/01/23	150,000	148,312
5.250% due 03/15/26	100,000	100,493
5.375% due 08/15/22	556,000	559,197
5.375% due 01/15/24	591,000	596,168
5.375% due 05/01/25	80,000	80,100
5.625% due 02/01/23	75,000	74,534
Liberty Interactive LLC 8.250% due 02/01/30	300,000	222,375
Match Group Inc
4.125% due 08/01/30 ~	150,000	134,906

	Principal Amount	Value
5.000% due 12/15/27 ~	$100,000	$96,354
5.625% due 02/15/29 ~	100,000	96,354
McGraw-Hill Global Education Holdings LLC 7.875% due 05/15/24 ~	100,000	75,375
MDC Partners Inc 6.500% due 05/01/24 ~	250,000	189,375
Meredith Corp 6.875% due 02/01/26	375,000	325,113
Metropolitan Light Co Ltd (Hong Kong) 5.500% due 11/21/22 ~	200,000	187,863
Midcontinent Communications 5.375% due 08/15/27 ~	100,000	97,676
Netflix Inc
4.375% due 11/15/26	705,000	710,675
4.875% due 04/15/28	200,000	205,515
4.875% due 06/15/30 ~	216,000	220,471
5.375% due 11/15/29 ~	422,000	443,332
5.500% due 02/15/22	350,000	358,750
5.875% due 02/15/25	225,000	239,007
5.875% due 11/15/28	780,000	838,929
6.375% due 05/15/29	80,000	87,644
Nexstar Broadcasting Inc
5.625% due 08/01/24 ~	359,000	340,151
5.625% due 07/15/27 ~	438,000	430,576
Nokia OYJ (Finland)
3.375% due 06/12/22	120,000	120,377
4.375% due 06/12/27	320,000	312,176
6.625% due 05/15/39	50,000	50,905
NortonLifeLock Inc 5.000% due 04/15/25 ~	590,000	596,226
Outfront Media Capital LLC
4.625% due 03/15/30 ~	68,000	60,897
5.000% due 08/15/27 ~	115,000	106,438
5.625% due 02/15/24	375,000	373,596
Photo Holdings Merger Sub Inc 8.500% due 10/01/26 ~	250,000	203,905
Plantronics Inc 5.500% due 05/31/23 ~	176,000	129,355
Qualitytech LP 4.750% due 11/15/25 ~	60,000	58,425
Quebecor Media Inc (Canada) 5.750% due 01/15/23	300,000	306,343
Qwest Corp 7.250% due 09/15/25	35,000	35,624
Radiate Holdco LLC 6.625% due 02/15/25 ~	125,000	107,343
Sable International Finance Ltd (Cayman) 5.750% due 09/07/27 ~	99,000	89,946
Salem Media Group Inc 6.750% due 06/01/24 ~	50,000	41,750
Scripps Escrow Inc 5.875% due 07/15/27 ~	150,000	132,833
Sinclair Television Group Inc
5.500% due 03/01/30 ~	200,000	166,610
5.625% due 08/01/24 ~	295,000	273,614
5.875% due 03/15/26 ~	150,000	134,031
Sirius XM Radio Inc
3.875% due 08/01/22 ~	241,000	241,899
4.625% due 05/15/23 ~	80,000	79,700
4.625% due 07/15/24 ~	120,000	122,542
5.000% due 08/01/27 ~	160,000	163,272
5.375% due 04/15/25 ~	800,000	812,996
5.375% due 07/15/26 ~	371,000	378,337
5.500% due 07/01/29 ~	560,000	574,308
Sprint Capital Corp
6.875% due 11/15/28	800,000	918,200
8.750% due 03/15/32	600,000	796,830
Sprint Communications Inc
6.000% due 11/15/22	400,000	418,376
11.500% due 11/15/21	200,000	221,592

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Sprint Corp
7.125% due 06/15/24	$1,700,000	$1,878,474
7.250% due 09/15/21	809,000	838,253
7.250% due 02/01/28 ~	295,000	297,581
7.625% due 02/15/25	250,000	278,537
7.625% due 03/01/26	300,000	341,205
7.875% due 09/15/23	805,000	892,451
T-Mobile USA Inc
4.000% due 04/15/22	100,000	100,998
4.500% due 02/01/26	845,000	864,477
4.750% due 02/01/28	495,000	513,835
5.125% due 04/15/25	30,000	30,898
6.000% due 03/01/23	365,000	369,294
6.000% due 04/15/24	700,000	715,729
6.375% due 03/01/25	725,000	745,847
6.500% due 01/15/26	280,000	295,554
TEGNA Inc
4.625% due 03/15/28 ~	135,000	119,391
5.000% due 09/15/29 ~	504,000	455,490
5.500% due 09/15/24 ~	300,000	286,125
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34	200,000	199,394
6.375% due 11/15/33	700,000	714,385
7.200% due 07/18/36	350,000	364,980
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	750,000	759,397
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	300,000	299,256
Telenet Finance Luxembourg Notes SARL (Belgium) 5.500% due 03/01/28 ~	200,000	189,000
Telesat Canada (Canada)
4.875% due 06/01/27 ~	150,000	144,345
6.500% due 10/15/27 ~	134,000	129,384
Terrier Media Buyer Inc 8.875% due 12/15/27 ~	244,000	206,790
The EW Scripps Co 5.125% due 05/15/25 ~	100,000	88,875
Townsquare Media Inc 6.500% due 04/01/23 ~	45,000	43,594
Trilogy International Partners LLC (New Zealand) 8.875% due 05/01/22 ~	100,000	85,094
Twitter Inc 3.875% due 12/15/27 ~	167,000	161,886
Uber Technologies Inc
7.500% due 11/01/23 ~	150,000	146,817
7.500% due 09/15/27 ~	232,000	230,788
8.000% due 11/01/26 ~	450,000	446,865
United States Cellular Corp 6.700% due 12/15/33	100,000	97,715
Univision Communications Inc
5.125% due 05/15/23 ~	350,000	312,375
5.125% due 02/15/25 ~	499,000	429,140
6.750% due 09/15/22 ~	29,000	28,085
UPC Holding BV (Netherlands) 5.500% due 01/15/28 ~	200,000	189,110
Urban One Inc 7.375% due 04/15/22 ~	100,000	91,379
VEON Holdings BV (Netherlands)
3.950% due 06/16/21 ~	200,000	199,240
4.000% due 04/09/25 ~	200,000	190,750
VeriSign Inc
4.625% due 05/01/23	75,000	74,718
4.750% due 07/15/27	95,000	98,985
5.250% due 04/01/25	400,000	411,502
ViacomCBS Inc
5.875% due 02/28/57	120,000	102,825
6.250% due 02/28/57	292,000	252,675
ViaSat Inc
5.625% due 09/15/25 ~	148,000	139,291
5.625% due 04/15/27 ~	220,000	218,471

	Principal Amount	Value
Videotron Ltd (Canada)
5.000% due 07/15/22	$200,000	$200,004
5.125% due 04/15/27 ~	200,000	201,393
5.375% due 06/15/24 ~	100,000	101,217
Virgin Media Finance PLC (United Kingdom)
5.750% due 01/15/25 ~	250,000	244,686
6.000% due 10/15/24 ~	200,000	198,749
Virgin Media Secured Finance PLC (United Kingdom)
5.500% due 08/15/26 ~	100,000	102,197
5.500% due 05/15/29 ~	400,000	402,220
Vodafone Group PLC (United Kingdom) 7.000% due 04/04/79	600,000	642,576
Ziggo Bond Co BV (Netherlands)
5.125% due 02/28/30 ~	200,000	197,125
6.000% due 01/15/27 ~	200,000	195,394
Ziggo BV (Netherlands)
4.875% due 01/15/30 ~	200,000	196,181
5.500% due 01/15/27 ~	494,000	496,742

		73,035,028

Consumer, Cyclical - 16.9%

24 Hour Fitness Worldwide Inc 8.000% due 06/01/22 ~	70,000	7,591
Adient Global Holdings Ltd 4.875% due 08/15/26 ~	200,000	138,485
Adient US LLC 7.000% due 05/15/26 ~	287,000	267,089
Air Canada (Canada) 7.750% due 04/15/21 ~	150,000	147,180
Allen Media LLC 10.500% due 02/15/28 ~	200,000	164,855
Allison Transmission Inc
4.750% due 10/01/27 ~	250,000	232,136
5.000% due 10/01/24 ~	270,000	263,917
5.875% due 06/01/29 ~	46,000	45,401
AMC Entertainment Holdings Inc
5.750% due 06/15/25	300,000	127,876
5.875% due 11/15/26	215,000	90,723
American Airlines Group Inc
3.750% due 03/01/25 ~	150,000	105,844
5.000% due 06/01/22 ~	264,000	213,510
American Axle & Manufacturing Inc
6.250% due 04/01/25	400,000	333,000
6.250% due 03/15/26	75,000	58,391
6.500% due 04/01/27	65,000	50,624
6.625% due 10/15/22	89,000	74,621
American Builders & Contractors Supply Co Inc
4.000% due 01/15/28 ~	129,000	118,106
5.875% due 05/15/26 ~	80,000	76,644
Anixter Inc
5.125% due 10/01/21	50,000	50,773
5.500% due 03/01/23	100,000	100,467
6.000% due 12/01/25	50,000	49,375
Aramark Services Inc
5.000% due 04/01/25 ~	100,000	95,407
5.000% due 02/01/28 ~	600,000	561,702
Arrow Bidco LLC 9.500% due 03/15/24 ~	125,000	57,343
Asbury Automotive Group Inc
4.500% due 03/01/28 ~	43,000	36,873
4.750% due 03/01/30 ~	218,000	186,935
Ashton Woods USA LLC
6.625% due 01/15/28 ~	250,000	199,375
6.750% due 08/01/25 ~	100,000	80,875
Banijay Entertainment SASU (France) 5.375% due 03/01/25 ~	200,000	184,500
BCD Acquisition Inc 9.625% due 09/15/23 ~	180,000	150,295
Beacon Roofing Supply Inc
4.500% due 11/15/26 ~	150,000	138,982
4.875% due 11/01/25 ~	527,000	478,914

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Beazer Homes USA Inc
6.750% due 03/15/25	$250,000	$203,436
7.250% due 10/15/29	100,000	76,758
Bed Bath & Beyond Inc
4.915% due 08/01/34	250,000	97,911
5.165% due 08/01/44	200,000	80,745
Boyd Gaming Corp
4.750% due 12/01/27 ~	326,000	270,759
6.000% due 08/15/26	165,000	143,310
6.375% due 04/01/26	400,000	348,220
Brinker International Inc
3.875% due 05/15/23	200,000	131,000
5.000% due 10/01/24 ~	100,000	72,875
Brookfield Residential Properties Inc (Canada)
4.875% due 02/15/30 ~	65,000	49,624
6.250% due 09/15/27 ~	263,000	229,586
6.375% due 05/15/25 ~	50,000	45,437
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	524,000	382,363
Caleres Inc 6.250% due 08/15/23	59,000	53,395
Carlson Travel Inc 6.750% due 12/15/23 ~	129,000	88,848
Carvana Co 8.875% due 10/01/23 ~	284,000	270,501
CCM Merger Inc 6.000% due 03/15/22 ~	135,000	111,712
Cedar Fair LP
5.250% due 07/15/29 ~	55,000	46,780
5.375% due 06/01/24	200,000	181,749
5.375% due 04/15/27	80,000	69,357
Century Communities Inc
5.875% due 07/15/25	150,000	129,827
6.750% due 06/01/27	148,000	120,818
Churchill Downs Inc
4.750% due 01/15/28 ~	81,000	70,920
5.500% due 04/01/27 ~	230,000	218,051
Cinemark USA Inc
4.875% due 06/01/23	425,000	320,862
5.125% due 12/15/22	15,000	11,977
Cirsa Finance International SARL (Spain) 7.875% due 12/20/23 ~	200,000	168,962
Conn’s Inc 7.250% due 07/15/22	150,000	86,765
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	100,000	60,875
Core & Main Holding LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	100,000	92,375
Core & Main LP 6.125% due 08/15/25 ~	110,000	103,122
Dana Financing Luxembourg SARL 5.750% due 04/15/25 ~	100,000	87,875
Dana Inc
5.375% due 11/15/27	188,000	153,690
5.500% due 12/15/24	200,000	176,251
Dealer Tire LLC 8.000% due 02/01/28 ~	250,000	201,875
Delphi Technologies PLC 5.000% due 10/01/25 ~	205,000	165,025
Diamond Resorts International Inc
7.750% due 09/01/23 ~	155,000	112,758
10.750% due 09/01/24 ~	125,000	77,343
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	100,000	80,875
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	100,000	89,063
eG Global Finance PLC (United Kingdom)
6.750% due 02/07/25 ~	200,000	165,251
8.500% due 10/30/25 ~	200,000	179,251

	Principal Amount	Value
Eldorado Resorts Inc
6.000% due 04/01/25	$490,000	$444,065
6.000% due 09/15/26	45,000	40,865
Ferrellgas LP
6.500% due 05/01/21	100,000	88,120
6.750% due 06/15/23	350,000	304,936
Fiat Chrysler Automobiles NV (United Kingdom) 5.250% due 04/15/23	450,000	428,472
Ford Motor Co
4.346% due 12/08/26	300,000	231,000
4.750% due 01/15/43	800,000	454,000
7.450% due 07/16/31	500,000	360,000
Ford Motor Credit Co LLC
2.979% due 08/03/22	200,000	186,000
3.087% due 01/09/23	450,000	405,000
3.096% due 05/04/23	200,000	177,000
3.219% due 01/09/22	200,000	186,500
3.336% due 03/18/21	275,000	262,625
3.339% due 03/28/22	200,000	186,060
3.350% due 11/01/22	200,000	184,000
3.470% due 04/05/21	225,000	215,932
3.664% due 09/08/24	225,000	200,250
3.810% due 01/09/24	225,000	202,500
3.813% due 10/12/21	375,000	358,125
3.815% due 11/02/27	400,000	332,000
4.063% due 11/01/24	200,000	181,500
4.134% due 08/04/25	200,000	177,400
4.140% due 02/15/23	200,000	186,120
4.250% due 09/20/22	225,000	210,870
4.271% due 01/09/27	200,000	170,500
4.375% due 08/06/23	275,000	253,000
4.389% due 01/08/26	250,000	218,750
4.687% due 06/09/25	350,000	311,500
5.113% due 05/03/29	275,000	234,437
5.584% due 03/18/24	200,000	185,500
5.596% due 01/07/22	200,000	193,500
5.875% due 08/02/21	225,000	220,500
Forestar Group Inc
5.000% due 03/01/28 ~	150,000	125,399
8.000% due 04/15/24 ~	145,000	147,718
Golden Entertainment Inc 7.625% due 04/15/26 ~	150,000	100,068
Golden Nugget Inc
6.750% due 10/15/24 ~	460,000	293,186
8.750% due 10/01/25 ~	110,000	57,609
Group 1 Automotive Inc 5.000% due 06/01/22	165,000	153,034
Guitar Center Inc 9.500% due 10/15/21 ~	175,000	131,171
H&E Equipment Services Inc 5.625% due 09/01/25	343,000	320,278
Hanesbrands Inc
4.625% due 05/15/24 ~	161,000	160,397
4.875% due 05/15/26 ~	380,000	375,459
HD Supply Inc 5.375% due 10/15/26 ~	225,000	220,295
Hilton Domestic Operating Co Inc
4.250% due 09/01/24	255,000	240,655
4.875% due 01/15/30	125,000	107,121
5.125% due 05/01/26	665,000	642,418
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	100,000	90,875
Hilton Worldwide Finance LLC
4.625% due 04/01/25	320,000	300,398
4.875% due 04/01/27	115,000	109,888
IAA Inc 5.500% due 06/15/27 ~	159,000	154,715

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
IHO Verwaltungs GmbH (Germany)
4.750% Cash or 5.500% PIK due 09/15/26 ~	$200,000	$157,393
6.375% Cash or 7.125% PIK due 05/15/29 ~	200,000	154,708
International Game Technology PLC
6.250% due 02/15/22 ~	400,000	369,940
6.500% due 02/15/25 ~	600,000	535,416
IRB Holding Corp 6.750% due 02/15/26 ~	100,000	79,646
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	50,000	42,562
Jaguar Land Rover Automotive PLC (United Kingdom) 4.500% due 10/01/27 ~	325,000	213,514
JC Penney Corp Inc
5.650% due 06/01/20	2,000	1,117
5.875% due 07/01/23 ~	180,000	67,945
6.375% due 10/15/36	51,000	4,590
7.400% due 04/01/37	63,000	5,670
8.625% due 03/15/25 ~	270,000	48,600
KAR Auction Services Inc 5.125% due 06/01/25 ~	330,000	317,214
KB Home
4.800% due 11/15/29	75,000	63,563
6.875% due 06/15/27	75,000	75,641
7.000% due 12/15/21	100,000	99,870
7.500% due 09/15/22	100,000	101,118
7.625% due 05/15/23	215,000	217,955
KFC Holding Co
4.750% due 06/01/27 ~	100,000	94,697
5.000% due 06/01/24 ~	563,000	555,262
5.250% due 06/01/26 ~	142,000	142,877
KGA Escrow LLC 7.500% due 08/15/23 ~	100,000	91,875
L Brands Inc
5.250% due 02/01/28	270,000	207,751
5.625% due 02/15/22	403,000	376,704
5.625% due 10/15/23	200,000	167,271
6.694% due 01/15/27	195,000	142,456
6.750% due 07/01/36	90,000	65,502
6.875% due 11/01/35	150,000	111,799
6.950% due 03/01/33	125,000	76,068
7.500% due 06/15/29	175,000	139,029
7.600% due 07/15/37	100,000	62,031
Lennar Corp
4.125% due 01/15/22	260,000	258,788
4.500% due 04/30/24	315,000	310,053
4.750% due 04/01/21	90,000	89,591
4.750% due 11/15/22	100,000	98,534
4.750% due 05/30/25	100,000	96,876
4.750% due 11/29/27	118,000	118,360
4.875% due 12/15/23	50,000	49,437
5.000% due 06/15/27	100,000	92,354
5.250% due 06/01/26	280,000	280,908
5.375% due 10/01/22	38,000	39,081
5.875% due 11/15/24	100,000	102,024
6.250% due 12/15/21	100,000	100,620
Levi Strauss & Co 5.000% due 05/01/25	140,000	133,524
LGI Homes Inc 6.875% due 07/15/26 ~	75,000	65,891
Lions Gate Capital Holdings LLC
5.875% due 11/01/24 ~	190,000	163,505
6.375% due 02/01/24 ~	160,000	141,995
Lithia Motors Inc 4.625% due 12/15/27 ~	150,000	136,140
Live Nation Entertainment Inc
4.750% due 10/15/27 ~	317,000	285,474
4.875% due 11/01/24 ~	115,000	105,550
5.625% due 03/15/26 ~	81,000	72,782

	Principal Amount	Value
LTF Merger Sub Inc 8.500% due 06/15/23 ~	$250,000	$207,186
M/I Home Inc 4.950% due 02/01/28 ~	150,000	128,437
Macy’s Retail Holdings Inc
2.875% due 02/15/23	125,000	89,954
3.625% due 06/01/24	175,000	117,263
3.875% due 01/15/22	200,000	142,961
4.500% due 12/15/34	225,000	137,330
Marriott Ownership Resorts Inc
4.750% due 01/15/28 ~	150,000	113,781
6.500% due 09/15/26	245,000	214,527
Mattamy Group Corp (Canada)
4.625% due 03/01/30 ~	170,000	147,156
5.250% due 12/15/27 ~	82,000	76,875
Mattel Inc
3.150% due 03/15/23	395,000	374,754
5.875% due 12/15/27 ~	116,000	118,964
6.200% due 10/01/40	134,000	112,266
6.750% due 12/31/25 ~	397,000	407,423
MDC Holdings Inc
3.850% due 01/15/30	150,000	135,844
5.500% due 01/15/24	100,000	100,875
6.000% due 01/15/43	150,000	142,624
Melco Resorts Finance Ltd (Hong Kong)
4.875% due 06/06/25 ~	285,000	264,564
5.625% due 07/17/27 ~	600,000	527,390
Meritage Homes Corp
5.125% due 06/06/27	200,000	189,708
6.000% due 06/01/25	200,000	186,249
Meritor Inc 6.250% due 02/15/24	100,000	95,886
MGM China Holdings Ltd (Macau)
5.375% due 05/15/24 ~	200,000	189,811
5.875% due 05/15/26 ~	200,000	177,124
MGM Resorts International
4.625% due 09/01/26	115,000	98,586
5.500% due 04/15/27	635,000	581,374
5.750% due 06/15/25	230,000	207,568
6.000% due 03/15/23	500,000	485,627
7.750% due 03/15/22	200,000	199,172
Michaels Stores Inc 8.000% due 07/15/27 ~	155,000	115,560
Mohegan Gaming & Entertainment 7.875% due 10/15/24 ~	155,000	116,055
Motion Bondco DAC (United Kingdom) 6.625% due 11/15/27 ~	200,000	145,000
Murphy Oil USA Inc
4.750% due 09/15/29	99,000	93,362
5.625% due 05/01/27	100,000	98,834
Navistar International Corp 6.625% due 11/01/25 ~	326,000	273,434
NCL Corp Ltd 3.625% due 12/15/24 ~	193,000	124,543
Neiman Marcus Group Ltd LLC 8.000% due 10/25/24 ~	325,000	39,000
New Red Finance Inc (Canada)
3.875% due 01/15/28 ~	98,000	93,644
4.250% due 05/15/24 ~	515,000	516,929
4.375% due 01/15/28 ~	214,000	198,902
5.000% due 10/15/25 ~	804,000	772,841
Newell Brands Inc
3.850% due 04/01/23	300,000	302,475
4.200% due 04/01/26	685,000	671,539
5.375% due 04/01/36	130,000	129,467
5.500% due 04/01/46	200,000	203,629
Panther BF Aggregator 2 LP
6.250% due 05/15/26 ~	311,000	295,643
8.500% due 05/15/27 ~	562,000	493,408
Party City Holdings Inc 6.625% due 08/01/26 ~	285,000	29,925

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Penn National Gaming Inc 5.625% due 01/15/27 ~	$100,000	$75,041
Penske Automotive Group Inc
5.500% due 05/15/26	315,000	288,707
5.750% due 10/01/22	100,000	93,248
Performance Food Group Inc
5.500% due 06/01/24 ~	50,000	46,937
5.500% due 10/15/27 ~	295,000	275,847
PetSmart Inc
5.875% due 06/01/25 ~	618,000	613,365
7.125% due 03/15/23 ~	617,000	585,841
8.875% due 06/01/25 ~	75,000	68,438
PriSo Acquisition Corp 9.000% due 05/15/23 ~	50,000	34,750
PulteGroup Inc
4.250% due 03/01/21	114,000	112,142
5.000% due 01/15/27	380,000	381,139
5.500% due 03/01/26	249,000	247,265
6.000% due 02/15/35	100,000	101,260
6.375% due 05/15/33	100,000	102,036
Resideo Funding Inc 6.125% due 11/01/26 ~	90,000	79,207
Rite Aid Corp
6.125% due 04/01/23 ~	310,000	268,925
7.500% due 07/01/25 ~	480,000	459,600
Sabre GLBL Inc
5.250% due 11/15/23 ~	280,000	256,892
5.375% due 04/15/23 ~	47,000	43,299
Sally Holdings LLC 5.625% due 12/01/25	265,000	215,311
Scientific Games International Inc
5.000% due 10/15/25 ~	305,000	267,637
7.000% due 05/15/28 ~	224,000	139,003
7.250% due 11/15/29 ~	156,000	97,414
8.250% due 03/15/26 ~	600,000	387,439
Shea Homes LP
4.750% due 02/15/28 ~	200,000	171,875
6.125% due 04/01/25 ~	50,000	49,937
Six Flags Entertainment Corp
4.875% due 07/31/24 ~	400,000	341,502
5.500% due 04/15/27 ~	100,000	84,805
SRS Distribution Inc 8.250% due 07/01/26 ~	100,000	90,854
Staples Inc
7.500% due 04/15/26 ~	600,000	528,377
10.750% due 04/15/27 ~	297,000	229,536
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	423,000	400,052
Station Casinos LLC
4.500% due 02/15/28 ~	190,000	155,325
5.000% due 10/01/25 ~	134,000	112,602
Studio City Finance Ltd (Macau) 7.250% due 02/11/24 ~	200,000	171,451
Suburban Propane Partners LP
5.500% due 06/01/24	50,000	47,374
5.875% due 03/01/27	300,000	278,938
Sugarhouse HSP Gaming Prop Mezz LP 5.875% due 05/15/25 ~	100,000	82,845
Taylor Morrison Communities Inc
5.625% due 03/01/24 ~	100,000	94,875
5.750% due 01/15/28 ~	100,000	90,146
5.875% due 04/15/23 ~	150,000	148,312
5.875% due 01/31/25 ~	150,000	141,187
5.875% due 06/15/27 ~	144,000	134,746
6.000% due 09/01/23 ~	100,000	97,125
6.625% due 07/15/27 ~	100,000	91,125
Tempur Sealy International Inc
5.500% due 06/15/26	214,000	188,470
5.625% due 10/15/23	100,000	93,625
Tenneco Inc
5.000% due 07/15/26	180,000	114,313
5.375% due 12/15/24	25,000	14,219

	Principal Amount	Value
Tesla Inc 5.300% due 08/15/25 ~	$544,000	$514,760
The Enterprise Development Authority 12.000% due 07/15/24 ~	80,000	70,300
The Gap Inc 5.950% due 04/12/21	350,000	319,146
The Goodyear Tire & Rubber Co
4.875% due 03/15/27	135,000	124,612
5.000% due 05/31/26	180,000	167,049
5.125% due 11/15/23	615,000	585,960
The Men’s Wearhouse Inc 7.000% due 07/01/22	140,000	40,381
The New Home Co Inc 7.250% due 04/01/22	119,000	102,154
The Scotts Miracle-Gro Co
4.500% due 10/15/29	200,000	192,015
5.250% due 12/15/26	100,000	95,854
The William Carter Co 5.625% due 03/15/27 ~	214,000	206,624
Titan International Inc 6.500% due 11/30/23	150,000	68,812
Toll Brothers Finance Corp
3.800% due 11/01/29	100,000	88,258
4.350% due 02/15/28	400,000	367,417
4.375% due 04/15/23	200,000	191,749
5.875% due 02/15/22	100,000	100,500
TRI Pointe Group Inc
5.250% due 06/01/27	100,000	89,824
5.875% due 06/15/24	200,000	187,545
Twin River Worldwide Holdings Inc 6.750% due 06/01/27 ~	150,000	113,781
Under Armour Inc 3.250% due 06/15/26	200,000	169,989
United Airlines Holdings Inc
4.250% due 10/01/22	100,000	91,605
4.875% due 01/15/25	150,000	130,312
5.000% due 02/01/24	200,000	175,500
6.000% due 12/01/20	150,000	145,305
Univar Solutions USA Inc 5.125% due 12/01/27 ~	204,000	186,772
Viking Cruises Ltd 5.875% due 09/15/27 ~	434,000	256,346
Virgin Australia Holdings Ltd (Australia)
7.875% due 10/15/21 ~	100,000	46,550
8.125% due 11/15/24 ~	100,000	46,550
Vista Outdoor Inc 5.875% due 10/01/23	100,000	83,606
VOC Escrow Ltd 5.000% due 02/15/28 ~	160,000	117,872
Wabash National Corp 5.500% due 10/01/25 ~	75,000	60,281
Williams Scotsman International Inc
6.875% due 08/15/23 ~	129,000	118,518
7.875% due 12/15/22 ~	45,000	44,277
WMG Acquisition Corp
4.875% due 11/01/24 ~	15,000	14,756
5.500% due 04/15/26 ~	200,000	197,208
Wolverine Escrow LLC
8.500% due 11/15/24 ~	230,000	184,861
9.000% due 11/15/26 ~	225,000	184,051
13.125% due 11/15/27 ~	150,000	121,125
Wolverine World Wide Inc 5.000% due 09/01/26 ~	100,000	96,150
Wyndham Destinations Inc
4.250% due 03/01/22	100,000	88,968
4.625% due 03/01/30 ~	150,000	116,344
5.400% due 04/01/24	300,000	256,123
5.750% due 04/01/27	150,000	126,531
Wyndham Hotels & Resorts Inc 5.375% due 04/15/26 ~	185,000	162,239

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	$150,000	$140,620
5.250% due 05/15/27 ~	70,000	63,613
5.500% due 03/01/25 ~	800,000	749,976
Wynn Macau Ltd (Macau)
5.125% due 12/15/29 ~	390,000	330,525
5.500% due 10/01/27 ~	400,000	357,593
Wynn Resorts Finance LLC 5.125% due 10/01/29 ~	210,000	192,281
Yum! Brands Inc
3.750% due 11/01/21	200,000	191,760
4.750% due 01/15/30 ~	335,000	313,878
5.350% due 11/01/43	100,000	85,500
6.875% due 11/15/37	100,000	96,470
7.750% due 04/01/25 ~ #	50,000	52,625

		59,072,217

Consumer, Non-Cyclical - 19.9%

Acadia Healthcare Co Inc
5.625% due 02/15/23	215,000	203,959
6.125% due 03/15/21	100,000	97,875
6.500% due 03/01/24	100,000	98,126
ACCO Brands Corp 5.250% due 12/15/24 ~	200,000	193,749
ACE Cash Express Inc 12.000% due 12/15/22 ~	90,000	63,450
Advanz Pharma Corp Ltd (Canada) 8.000% due 09/06/24	32,000	28,320
Ahern Rentals Inc 7.375% due 05/15/23 ~	175,000	101,280
Air Medical Group Holdings Inc 6.375% due 05/15/23 ~	100,000	89,625
Albertsons Cos Inc
3.500% due 02/15/23 ~	87,000	86,304
4.625% due 01/15/27 ~	375,000	375,206
4.875% due 02/15/30 ~	378,000	377,055
5.750% due 03/15/25	870,000	876,529
5.875% due 02/15/28 ~	177,000	181,133
6.625% due 06/15/24	334,000	341,505
7.500% due 03/15/26 ~	125,000	135,428
Algeco Global Finance PLC (United Kingdom) 8.000% due 02/15/23 ~	145,000	112,008
Allied Universal Holdco LLC
6.625% due 07/15/26 ~	428,000	421,314
9.750% due 07/15/27 ~	297,000	281,962
AMN Healthcare Inc
4.625% due 10/01/27 ~	200,000	191,200
5.125% due 10/01/24 ~	100,000	96,875
Aptim Corp 7.750% due 06/15/25 ~	150,000	52,312
APX Group Inc
6.750% due 02/15/27 ~	440,000	367,675
7.625% due 09/01/23	100,000	78,126
7.875% due 12/01/22	269,000	257,562
ASGN Inc 4.625% due 05/15/28 ~	79,000	74,501
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	130,000	75,887
Atento Luxco 1 SA (Spain) 6.125% due 08/10/22 ~	150,000	93,000
Avantor Inc
6.000% due 10/01/24 ~	435,000	458,470
9.000% due 10/01/25 ~	561,000	594,074
Avis Budget Car Rental LLC
5.250% due 03/15/25 ~	250,000	198,775
5.500% due 04/01/23	55,000	47,231
5.750% due 07/15/27 ~	125,000	100,334
6.375% due 04/01/24 ~	100,000	80,875

	Principal Amount	Value
Avon International Capital PLC (United Kingdom) 6.500% due 08/15/22 ~	$125,000	$111,680
Avon International Operations Inc (United Kingdom) 7.875% due 08/15/22 ~	320,000	288,343
Avon Products Inc (United Kingdom) 7.000% due 03/15/23	200,000	165,953
B&G Foods Inc
5.250% due 04/01/25	408,000	400,621
5.250% due 09/15/27	107,000	104,726
Bausch Health Americas Inc
8.500% due 01/31/27 ~	145,000	152,330
9.250% due 04/01/26 ~	385,000	404,038
Bausch Health Cos Inc
5.000% due 01/30/28 ~	240,000	229,008
5.250% due 01/30/30 ~	500,000	471,250
5.500% due 11/01/25 ~	246,000	250,073
5.750% due 08/15/27 ~	140,000	144,921
5.875% due 05/15/23 ~	43,000	42,651
6.125% due 04/15/25 ~	800,000	793,004
6.500% due 03/15/22 ~	190,000	192,612
7.000% due 03/15/24 ~	1,355,000	1,397,351
7.000% due 01/15/28 ~	388,000	404,509
7.250% due 05/30/29 ~	98,000	102,248
9.000% due 12/15/25 ~	939,000	996,936
Capitol Investment Merger Sub 2 LLC 10.000% due 08/01/24 ~	125,000	113,593
Cardtronics Inc 5.500% due 05/01/25 ~	100,000	95,875
Carriage Services Inc 6.625% due 06/01/26 ~	225,000	222,985
Catalent Pharma Solutions Inc
4.875% due 01/15/26 ~	175,000	171,245
5.000% due 07/15/27 ~	115,000	112,188
Centene Corp
3.375% due 02/15/30 ~	196,000	183,015
4.250% due 12/15/27 ~	1,065,000	1,072,934
4.625% due 12/15/29 ~	1,106,000	1,117,668
4.750% due 05/15/22	550,000	555,687
4.750% due 01/15/25 ~	91,000	92,707
4.750% due 01/15/25	670,000	682,566
5.250% due 04/01/25 ~	325,000	333,531
5.375% due 06/01/26 ~	300,000	310,698
5.375% due 08/15/26 ~	140,000	144,375
Central Garden & Pet Co 5.125% due 02/01/28	100,000	93,354
Charles River Laboratories International Inc
4.250% due 05/01/28 ~	192,000	186,134
5.500% due 04/01/26 ~	100,000	102,697
Chobani LLC 7.500% due 04/15/25 ~	175,000	160,557
CHS
6.625% due 02/15/25 ~	1,310,000	1,221,575
6.875% due 04/01/28 ~	459,000	185,895
8.000% due 12/15/27 ~	189,000	175,297
CHS/Community Health Systems Inc
6.250% due 03/31/23	415,000	397,103
6.875% due 02/01/22	100,000	75,750
8.000% due 03/15/26 ~	250,000	238,905
8.125% due 06/30/24 ~	378,000	264,732
8.625% due 01/15/24 ~	530,000	527,170
9.875% due 06/30/23 ~	500,000	394,372
Cimpress PLC (Ireland) 7.000% due 06/15/26 ~	300,000	266,563
Cooke Omega Investments Inc (Canada) 8.500% due 12/15/22 ~	50,000	49,672
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	220,000	214,776
Coty Inc 6.500% due 04/15/26 ~	75,000	66,943

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Darling Ingredients Inc 5.250% due 04/15/27 ~	$299,000	$292,024
DaVita Inc
5.000% due 05/01/25	173,000	173,855
5.125% due 07/15/24	1,000,000	1,003,255
Dole Food Co Inc 7.250% due 06/15/25 ~	50,000	39,937
Edgewell Personal Care Co
4.700% due 05/19/21	150,000	147,442
4.700% due 05/24/22	200,000	196,050
Elanco Animal Health Inc
4.662% due 08/27/21	35,000	34,842
5.022% due 08/28/23	395,000	400,270
5.650% due 08/28/28	130,000	137,458
Encompass Health Corp
4.500% due 02/01/28	39,000	38,466
4.750% due 02/01/30	46,000	45,565
5.125% due 03/15/23	100,000	99,875
5.750% due 11/01/24	263,000	265,881
5.750% due 09/15/25	100,000	96,875
Endo Dac
5.875% due 10/15/24 ~	200,000	188,749
6.000% due 07/15/23 ~	573,000	419,350
6.000% due 02/01/25 ~	200,000	137,686
Envision Healthcare Corp 8.750% due 10/15/26 ~	350,000	87,865
FAGE International SA (Luxembourg) 5.625% due 08/15/26 ~	100,000	79,854
Garda World Security Corp (Canada)
4.625% due 02/15/27 ~	250,000	225,625
9.500% due 11/01/27 ~	78,000	70,157
Gartner Inc 5.125% due 04/01/25 ~	255,000	250,858
Graham Holdings Co 5.750% due 06/01/26 ~	100,000	98,854
H-Food Holdings LLC 8.500% due 06/01/26 ~	100,000	79,966
Harsco Corp 5.750% due 07/31/27 ~	110,000	102,621
HCA Inc
3.500% due 09/01/30	1,050,000	956,940
5.375% due 02/01/25	640,000	655,197
5.375% due 09/01/26	300,000	311,272
5.625% due 09/01/28	225,000	236,756
5.875% due 05/01/23	350,000	367,544
5.875% due 02/15/26	300,000	314,085
5.875% due 02/01/29	275,000	291,844
7.050% due 12/01/27	270,000	279,112
7.690% due 06/15/25	150,000	158,812
8.360% due 04/15/24	100,000	103,500
Herc Holdings Inc 5.500% due 07/15/27 ~	330,000	309,400
Hill-Rom Holdings Inc
4.375% due 09/15/27 ~	66,000	65,574
5.000% due 02/15/25 ~	125,000	127,343
HLF Financing SARL LLC 7.250% due 08/15/26 ~	65,000	55,494
Hologic Inc
4.375% due 10/15/25 ~	315,000	313,912
4.625% due 02/01/28 ~	100,000	99,854
Horizon Therapeutics USA Inc 5.500% due 08/01/27 ~	200,000	201,890
Immucor Inc 11.125% due 02/15/22 ~	100,000	90,844
Ingles Markets Inc 5.750% due 06/15/23	156,000	156,385
IQVIA Inc
5.000% due 10/15/26 ~	700,000	718,877
5.000% due 05/15/27 ~	200,000	205,893
Jaguar Holding Co II 6.375% due 08/01/23 ~	321,000	329,015

	Principal Amount	Value
JBS Investments II GmbH
5.750% due 01/15/28 ~	$200,000	$195,210
7.000% due 01/15/26 ~	450,000	450,918
JBS USA LUX SA
5.500% due 01/15/30 ~	421,000	437,019
5.750% due 06/15/25 ~	562,000	572,535
5.875% due 07/15/24 ~	184,000	186,990
6.500% due 04/15/29 ~	298,000	321,318
6.750% due 02/15/28 ~	285,000	305,819
KeHE Distributors LLC 8.625% due 10/15/26 ~	33,000	33,351
Kinetic Concepts Inc 12.500% due 11/01/21 ~	150,000	151,305
Korn Ferry 4.625% due 12/15/27 ~	150,000	131,438
Kraft Heinz Foods Co
3.000% due 06/01/26	3,000,000	2,922,571
3.500% due 06/06/22	561,000	557,912
3.750% due 04/01/30 ~	750,000	717,078
4.375% due 06/01/46	3,250,000	2,946,528
4.625% due 01/30/29	25,000	25,255
Kronos Acquisition Holdings Inc (Canada) 9.000% due 08/15/23 ~	260,000	215,474
Lamb Weston Holdings Inc
4.625% due 11/01/24 ~	230,000	227,989
4.875% due 11/01/26 ~	375,000	383,599
Land O’Lakes Capital Trust 7.450% due 03/15/28 ~	43,000	43,215
Laureate Education Inc 8.250% due 05/01/25 ~	170,000	170,420
LifePoint Health Inc 4.375% due 02/15/27 ~	230,000	218,385
LSC Communications Inc 8.750% due 10/15/23 ~	100,000	11,500
Magellan Health Inc 4.900% due 09/22/24	150,000	139,312
Mallinckrodt International Finance SA
5.625% due 10/15/23 ~	115,000	29,468
5.750% due 08/01/22 ~	110,000	55,825
10.000% due 04/15/25 ~	187,000	135,575
MEDNAX Inc
5.250% due 12/01/23 ~	165,000	135,507
6.250% due 01/15/27 ~	350,000	283,526
Midas Intermediate Holdco II LLC 7.875% due 10/01/22 ~	100,000	64,844
Molina Healthcare Inc
4.875% due 06/15/25 ~	250,000	245,936
5.375% due 11/15/22	120,000	119,441
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	442,000	387,868
Nathan’s Famous Inc 6.625% due 11/01/25 ~	25,000	23,375
Nielsen Finance LLC
4.500% due 10/01/20	50,000	48,688
5.000% due 04/15/22 ~	670,000	621,197
Ortho-Clinical Diagnostics Inc
6.625% due 05/15/22 ~	92,000	87,628
7.250% due 02/01/28 ~	370,000	320,938
Owens & Minor Inc 3.875% due 09/15/21	100,000	96,120
Par Pharmaceutical Inc 7.500% due 04/01/27 ~	691,000	692,779
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	496,000	501,582
5.875% due 09/30/27 ~	152,000	152,296
Polaris Intermediate Corp 8.500% Cash + 9.250% PIK due 12/01/22 ~	368,000	287,953
Post Holdings Inc
4.625% due 04/15/30 ~	150,000	144,750
5.000% due 08/15/26 ~	659,000	681,867

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
5.500% due 12/15/29 ~	$325,000	$338,926
5.625% due 01/15/28 ~	108,000	110,489
5.750% due 03/01/27 ~	205,000	211,494
Prestige Brands Inc
5.125% due 01/15/28 ~	200,000	199,560
6.375% due 03/01/24 ~	205,000	211,407
Prime Security Services Borrower LLC
5.250% due 04/15/24 ~	226,000	224,654
5.750% due 04/15/26 ~	396,000	390,306
6.250% due 01/15/28 ~	685,000	595,950
Pyxus International Inc
8.500% due 04/15/21 ~	50,000	45,000
9.875% due 07/15/21	200,000	38,000
Quorum Health Corp 11.625% due 04/15/23 Y	100,000	65,875
Radiology Partners Inc 9.250% due 02/01/28 ~	55,000	48,029
Refinitiv US Holdings Inc
6.250% due 05/15/26 ~	215,000	223,181
8.250% due 11/15/26 ~	630,000	666,225
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	500,000	477,362
Revlon Consumer Products Corp
5.750% due 02/15/21	150,000	122,513
6.250% due 08/01/24	100,000	23,875
Ritchie Bros Auctioneers Inc (Canada) 5.375% due 01/15/25 ~	70,000	71,138
RR Donnelley & Sons Co 6.500% due 11/15/23	300,000	302,623
Safeway Inc 7.250% due 02/01/31	150,000	150,003
Select Medical Corp 6.250% due 08/15/26 ~	424,000	426,334
Service Corp International
4.625% due 12/15/27	53,000	53,369
5.125% due 06/01/29	206,000	211,263
5.375% due 05/15/24	565,000	576,300
Sigma Holdco BV (Netherlands) 7.875% due 05/15/26 ~	200,000	181,110
Simmons Foods Inc
5.750% due 11/01/24 ~	174,000	159,046
7.750% due 01/15/24 ~	50,000	50,437
Sotheby’s 7.375% due 10/15/27 ~	200,000	160,610
Spectrum Brands Inc
5.000% due 10/01/29 ~	86,000	73,835
5.750% due 07/15/25	449,000	423,169
Surgery Center Holdings Inc
6.750% due 07/01/25 ~	225,000	163,968
10.000% due 04/15/27 ~	90,000	63,769
Team Health Holdings Inc 6.375% due 02/01/25 ~	200,000	71,749
Teleflex Inc
4.625% due 11/15/27	156,000	156,694
4.875% due 06/01/26	150,000	147,531
Tenet Healthcare Corp
4.625% due 07/15/24	590,000	564,925
4.625% due 09/01/24 ~	87,000	83,764
4.875% due 01/01/26 ~	545,000	521,156
5.125% due 05/01/25	300,000	285,750
5.125% due 11/01/27 ~	526,000	504,302
6.250% due 02/01/27 ~	530,000	518,737
6.750% due 06/15/23	778,000	722,571
7.000% due 08/01/25	395,000	344,146
8.125% due 04/01/22	714,000	678,543
The ADT Security Corp
3.500% due 07/15/22	650,000	638,611
4.875% due 07/15/32 ~	200,000	171,455
6.250% due 10/15/21	100,000	98,296

	Principal Amount	Value
The Brink’s Co 4.625% due 10/15/27 ~	$197,000	$183,105
The Fresh Market Inc 9.750% due 05/01/23 ~	200,000	95,000
The Hertz Corp
5.500% due 10/15/24 ~	195,000	110,866
6.000% due 01/15/28 ~	254,000	134,760
6.250% due 10/15/22	250,000	176,995
7.125% due 08/01/26 ~	215,000	113,773
7.625% due 06/01/22 ~	121,000	98,918
The Nielsen Co Luxembourg SARL
5.000% due 02/01/25 ~	200,000	186,994
5.500% due 10/01/21 ~	188,000	185,509
The ServiceMaster Co LLC 5.125% due 11/15/24 ~	245,000	243,470
TreeHouse Foods Inc
4.875% due 03/15/22	100,000	99,844
6.000% due 02/15/24 ~	215,000	214,730
United Rentals North America Inc
3.875% due 11/15/27	127,000	120,720
4.000% due 07/15/30	125,000	112,344
4.625% due 10/15/25	85,000	80,856
4.875% due 01/15/28	715,000	697,518
5.250% due 01/15/30	142,000	142,746
5.500% due 07/15/25	100,000	98,626
5.500% due 05/15/27	260,000	255,430
5.875% due 09/15/26	170,000	173,464
6.500% due 12/15/26	1,015,000	1,035,858
US Foods Inc 5.875% due 06/15/24 ~	143,000	129,951
US Renal Care Inc 10.625% due 07/15/27 ~	175,000	148,495
Vector Group Ltd
6.125% due 02/01/25 ~	210,000	192,669
10.500% due 11/01/26 ~	173,000	145,415
Verscend Escrow Corp 9.750% due 08/15/26 ~	325,000	326,851
West Street Merger Sub Inc 6.375% due 09/01/25 ~	207,000	181,988
WEX Inc 4.750% due 02/01/23 ~	300,000	290,623
WW International Inc 8.625% due 12/01/25 ~	75,000	64,968

		69,470,304

Diversified - 0.1%

Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	81,874
Stena International SA (Sweden)
5.750% due 03/01/24 ~	200,000	169,749
6.125% due 02/01/25 ~	146,000	123,735
VistaJet Malta Finance PLC (Switzerland) 10.500% due 06/01/24 ~	139,000	113,286

		488,644

Energy - 9.7%

AI Candelaria Spain SLU (Spain) 7.500% due 12/15/28 ~	250,000	187,136
Aker BP ASA (Norway)
5.875% due 03/31/25 ~	150,000	133,165
6.000% due 07/01/22 ~	200,000	179,200
Alliance Resource Operating Partners LP 7.500% due 05/01/25 ~	100,000	61,000
American Midstream Partners LP 9.500% due 12/15/21 ~	75,000	71,153
Antero Midstream Partners LP
5.375% due 09/15/24	200,000	140,440
5.750% due 03/01/27 ~	200,000	129,515
5.750% due 01/15/28 ~	197,000	127,572

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Antero Resources Corp
5.000% due 03/01/25	$150,000	$56,625
5.125% due 12/01/22	700,000	367,738
5.375% due 11/01/21	75,000	54,972
5.625% due 06/01/23	100,000	40,750
Apergy Corp 6.375% due 05/01/26	100,000	77,854
Archrock Partners LP
6.000% due 10/01/22	100,000	100,000
6.250% due 04/01/28 ~	130,000	90,675
6.875% due 04/01/27 ~	156,000	111,863
Ascent Resources Utica Holdings LLC
7.000% due 11/01/26 ~	80,000	23,683
10.000% due 04/01/22 ~	493,000	267,443
Basic Energy Services Inc 10.750% due 10/15/23 ~	70,000	35,000
Baytex Energy Corp (Canada)
5.625% due 06/01/24 ~	120,000	45,449
8.750% due 04/01/27 ~	185,000	71,965
Berry Petroleum Co LLC 7.000% due 02/15/26 ~	125,000	51,068
Blue Racer Midstream LLC
6.125% due 11/15/22 ~	328,000	247,752
6.625% due 07/15/26 ~	50,000	29,427
Bruin E&P Partners LLC 8.875% due 08/01/23 ~	170,000	14,450
Buckeye Partners LP
3.950% due 12/01/26	175,000	144,760
4.125% due 03/01/25 ~	127,000	108,014
4.150% due 07/01/23	150,000	135,375
4.500% due 03/01/28 ~	105,000	86,888
5.850% due 11/15/43	250,000	169,300
6.375% due 01/22/78	200,000	92,061
California Resources Corp 8.000% due 12/15/22 ~	198,000	4,455
Callon Petroleum Co
6.250% due 04/15/23	187,000	45,809
8.250% due 07/15/25	100,000	16,875
6.125% due 10/01/24	200,000	37,000
6.375% due 07/01/26	100,000	16,854
Calumet Specialty Products Partners LP
7.625% due 01/15/22	250,000	195,859
11.000% due 04/15/25 ~	133,000	96,800
Cenovus Energy Inc (Canada)
3.000% due 08/15/22	200,000	142,529
3.800% due 09/15/23	50,000	26,349
4.250% due 04/15/27	300,000	147,057
6.750% due 11/15/39	875,000	424,028
Centennial Resource Production LLC
5.375% due 01/15/26 ~	75,000	18,641
6.875% due 04/01/27 ~	202,000	50,897
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24	200,000	176,002
Cheniere Energy Partners LP
4.500% due 10/01/29 ~	494,000	442,402
5.250% due 10/01/25	467,000	437,798
5.625% due 10/01/26	395,000	369,571
Chesapeake Energy Corp
4.875% due 04/15/22	100,000	11,000
7.000% due 10/01/24	225,000	19,125
11.500% due 01/01/25 ~	644,000	109,480
CNX Midstream Partners LP 6.500% due 03/15/26 ~	100,000	69,854
CNX Resources Corp
5.875% due 04/15/22	98,000	90,405
7.250% due 03/14/27 ~	150,000	107,023
Comstock Resources Inc
7.500% due 05/15/25 ~	131,000	93,665
9.750% due 08/15/26	195,000	139,838
CONSOL Energy Inc 11.000% due 11/15/25 ~	100,000	40,875

	Principal Amount	Value
Continental Resources Inc
3.800% due 06/01/24	$350,000	$176,745
4.375% due 01/15/28	300,000	139,377
4.500% due 04/15/23	400,000	220,014
4.900% due 06/01/44	225,000	97,867
5.000% due 09/15/22	325,000	201,476
Conuma Coal Resources Ltd (Canada) 10.000% due 05/01/23 ~	3,000	2,235
Crestwood Midstream Partners LP
5.625% due 05/01/27 ~	140,000	78,020
5.750% due 04/01/25	85,000	49,303
6.250% due 04/01/23	300,000	169,936
CrownRock LP 5.625% due 10/15/25 ~	344,000	181,450
CSI Compressco LP
7.250% due 08/15/22	50,000	27,922
7.500% due 04/01/25 ~	200,000	135,751
CVR Energy Inc
5.250% due 02/15/25 ~	150,000	117,750
5.750% due 02/15/28 ~	125,000	94,375
DCP Midstream Operating LP
3.875% due 03/15/23	150,000	121,075
5.125% due 05/15/29	74,000	47,027
5.375% due 07/15/25	325,000	222,615
5.600% due 04/01/44	100,000	45,299
5.850% due 05/21/43 ~	100,000	49,031
6.450% due 11/03/36 ~	403,000	197,472
6.750% due 09/15/37 ~	100,000	55,031
Denbury Resources Inc
7.750% due 02/15/24 ~	225,000	35,763
9.000% due 05/15/21 ~	105,000	31,421
9.250% due 03/31/22 ~	100,000	24,844
Diamond Offshore Drilling Inc
4.875% due 11/01/43	250,000	36,326
5.700% due 10/15/39	229,000	37,855
7.875% due 08/15/25	208,000	54,990
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	92,000	64,140
5.750% due 01/30/28 ~	339,000	232,401
EnLink Midstream LLC 5.375% due 06/01/29	164,000	86,423
EnLink Midstream Partners LP
4.150% due 06/01/25	300,000	147,286
4.850% due 07/15/26	400,000	199,467
5.050% due 04/01/45	200,000	75,001
5.450% due 06/01/47	125,000	42,200
Ensign Drilling Inc (Canada) 9.250% due 04/15/24 ~	208,000	77,994
Enviva Partners LP 6.500% due 01/15/26 ~	160,000	157,200
EP Energy LLC 7.750% due 05/15/26 Y ~	165,000	23,925
EQM Midstream Partners LP
4.000% due 08/01/24	113,000	79,264
4.750% due 07/15/23	104,000	75,655
6.500% due 07/15/48	343,000	189,833
EQT Corp
3.000% due 10/01/22	10,000	8,425
3.900% due 10/01/27	275,000	191,730
6.125% due 02/01/25	640,000	497,664
7.000% due 02/01/30	300,000	225,756
Exterran Energy Solutions LP 8.125% due 05/01/25	100,000	66,500
Extraction Oil & Gas Inc
5.625% due 02/01/26 ~	205,000	35,576
7.375% due 05/15/24 ~	50,000	9,312
Forum Energy Technologies Inc 6.250% due 10/01/21	100,000	32,370
FTS International Inc 6.250% due 05/01/22	150,000	53,390
Genesis Energy LP
5.625% due 06/15/24	300,000	212,623

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
6.000% due 05/15/23	$150,000	$110,114
6.500% due 10/01/25	170,000	124,146
7.750% due 02/01/28	195,000	136,490
Global Marine Inc 7.000% due 06/01/28	100,000	33,750
Global Partners LP
7.000% due 06/15/23	100,000	82,875
7.000% due 08/01/27	150,000	113,781
Great Western Petroleum LLC 9.000% due 09/30/21 ~	50,000	32,435
Gulfport Energy Corp
6.000% due 10/15/24	335,000	84,588
6.375% due 05/15/25	150,000	37,687
6.375% due 01/15/26	65,000	13,257
Hess Midstream Operation LP 5.625% due 02/15/26 ~	300,000	213,910
Hess Midstream Operations LP 5.125% due 06/15/28 ~	240,000	169,572
Hi-Crush Inc 9.500% due 08/01/26 ~	160,000	27,200
HighPoint Operating Corp 8.750% due 06/15/25	150,000	70,500
Hilcorp Energy I LP
5.000% due 12/01/24 ~	105,000	49,218
5.750% due 10/01/25 ~	67,000	31,406
6.250% due 11/01/28 ~	320,000	143,534
Holly Energy Partners LP 5.000% due 02/01/28 ~	59,000	49,744
Indigo Natural Resources LLC 6.875% due 02/15/26 ~	95,000	63,420
Ithaca Energy North Sea PLC (United Kingdom) 9.375% due 07/15/24 ~	200,000	95,494
Jagged Peak Energy LLC 5.875% due 05/01/26	140,000	105,688
Jonah Energy LLC 7.250% due 10/15/25 ~	81,000	4,050
KCA Deutag UK Finance PLC (United Kingdom) 9.875% due 04/01/22 ~	400,000	148,374
KLX Energy Services Holdings Inc 11.500% due 11/01/25 ~	100,000	50,500
Laredo Petroleum Inc
9.500% due 01/15/25	180,000	72,675
10.125% due 01/15/28	125,000	48,438
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/26 ~	80,000	50,000
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	54,505
Matador Resources Co 5.875% due 09/15/26	330,000	94,784
MEG Energy Corp (Canada)
6.500% due 01/15/25 ~	204,000	129,412
7.000% due 03/31/24 ~	240,000	112,201
7.125% due 02/01/27 ~	360,000	181,800
Montage Resources Corp 8.875% due 07/15/23	100,000	68,247
Moss Creek Resources Holdings Inc
7.500% due 01/15/26 ~	150,000	44,781
10.500% due 05/15/27 ~	350,000	116,740
Murphy Oil Corp
5.750% due 08/15/25	652,000	352,963
5.875% due 12/01/27	117,000	61,606
6.875% due 08/15/24	60,000	35,925
Nabors Industries Inc
5.100% due 09/15/23	65,000	16,738
5.750% due 02/01/25	85,000	19,443
Nabors Industries Ltd (Bermuda)
7.250% due 01/15/26 ~	60,000	20,850
7.500% due 01/15/28 ~	150,000	49,125

	Principal Amount	Value
Natural Resource Partners LP 9.125% due 06/30/25 ~	$150,000	$117,562
Neptune Energy Bondco PLC (United Kingdom) 6.625% due 05/15/25 ~	200,000	113,494
NGL Energy Partners LP
6.125% due 03/01/25	100,000	34,875
7.500% due 11/01/23	195,000	69,219
7.500% due 04/15/26	150,000	53,568
Nine Energy Service Inc 8.750% due 11/01/23 ~	145,000	37,678
Noble Holding International Ltd
5.250% due 03/15/42	100,000	5,500
7.750% due 01/15/24	15,000	1,481
7.875% due 02/01/26 ~	240,000	59,650
7.950% due 04/01/25	250,000	29,686
8.950% due 04/01/45	300,000	18,092
Northern Oil and Gas Inc 8.500% Cash + 1.000% PIK due 05/15/23	52	36
NuStar Logistics LP
4.750% due 02/01/22	100,000	79,186
5.625% due 04/28/27	230,000	178,100
6.000% due 06/01/26	171,000	127,501
6.750% due 02/01/21	100,000	80,370
Oasis Petroleum Inc
6.250% due 05/01/26 ~	100,000	16,758
6.875% due 03/15/22	165,000	33,825
6.875% due 01/15/23	250,000	53,125
Occidental Petroleum Corp
2.600% due 08/13/21	400,000	320,085
2.600% due 04/15/22	450,000	323,885
2.700% due 08/15/22	1,025,000	730,342
2.700% due 02/15/23	400,000	238,641
2.900% due 08/15/24	475,000	258,875
3.000% due 02/15/27	150,000	71,346
3.125% due 02/15/22	325,000	238,844
3.200% due 08/15/26	650,000	317,208
3.400% due 04/15/26	225,000	108,065
3.500% due 06/15/25	150,000	77,096
3.500% due 08/15/29	250,000	117,512
4.400% due 04/15/46	1,875,000	786,354
5.550% due 03/15/26	325,000	173,327
6.450% due 09/15/36	1,050,000	502,176
6.950% due 07/01/24	150,000	84,721
7.500% due 05/01/31	150,000	77,650
7.875% due 09/15/31	150,000	79,778
Oceaneering International Inc
4.650% due 11/15/24	100,000	40,750
6.000% due 02/01/28	150,000	58,719
Pacific Drilling SA 8.375% due 10/01/23 ~	280,000	77,692
Parkland Fuel Corp (Canada)
5.875% due 07/15/27 ~	132,000	124,469
6.000% due 04/01/26 ~	175,000	163,721
Parsley Energy LLC
4.125% due 02/15/28 ~	150,000	103,125
5.250% due 08/15/25 ~	100,000	76,875
5.375% due 01/15/25 ~	235,000	183,288
5.625% due 10/15/27 ~	375,000	266,456
Pattern Energy Group Inc 5.875% due 02/01/24 ~	50,000	50,071
PBF Holding Co LLC
6.000% due 02/15/28 ~	195,000	132,600
7.250% due 06/15/25	225,000	152,225
PBF Logistics LP 6.875% due 05/15/23	262,000	163,367
PDC Energy Inc
5.750% due 05/15/26	75,000	42,504
6.125% due 09/15/24	200,000	108,499
Peabody Energy Corp
6.000% due 03/31/22 ~	85,000	58,438
6.375% due 03/31/25 ~	240,000	126,600

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Pioneer Energy Services Corp 6.125% due 03/15/22 Y	$50,000	$750
Precision Drilling Corp (Canada)
5.250% due 11/15/24	50,000	17,937
7.125% due 01/15/26 ~	200,000	67,709
7.750% due 12/15/23	100,000	40,875
Puma International Financing SA (Singapore) 5.000% due 01/24/26 ~	200,000	88,975
QEP Resources Inc
5.250% due 05/01/23	309,000	116,647
5.625% due 03/01/26	221,000	82,339
Range Resources Corp
4.875% due 05/15/25	88,000	53,020
5.000% due 03/15/23	660,000	493,522
5.875% due 07/01/22	57,000	41,521
9.250% due 02/01/26 ~	120,000	72,675
SESI LLC
7.125% due 12/15/21 ~	139,000	60,118
7.750% due 09/15/24	220,000	59,124
Seven Generations Energy Ltd (Canada)
5.375% due 09/30/25 ~	346,000	192,885
6.750% due 05/01/23 ~	50,000	35,437
6.875% due 06/30/23 ~	150,000	104,197
SM Energy Co
5.000% due 01/15/24	500,000	151,872
5.625% due 06/01/25	113,000	31,782
6.625% due 01/15/27	100,000	29,803
6.750% due 09/15/26	60,000	18,513
Southwestern Energy Co
6.200% due 01/23/25	100,000	68,842
7.500% due 04/01/26	420,000	278,281
7.750% due 10/01/27	80,000	53,206
Summit Midstream Holdings LLC
5.500% due 08/15/22	100,000	22,844
5.750% due 04/15/25	75,000	8,906
SunCoke Energy Partners LP 7.500% due 06/15/25 ~	183,000	133,127
Suncor Energy Ventures Corp (Canada) 4.500% due 04/01/22 ~	100,000	98,778
Sunoco LP
4.875% due 01/15/23	155,000	151,034
5.500% due 02/15/26	565,000	493,710
6.000% due 04/15/27	109,000	94,499
Tallgrass Energy Partners LP
4.750% due 10/01/23 ~	315,000	196,884
5.500% due 09/15/24 ~	395,000	220,201
5.500% due 01/15/28 ~	163,000	85,896
Targa Resources Partners LP
4.250% due 11/15/23	50,000	43,348
5.000% due 01/15/28	300,000	243,910
5.125% due 02/01/25	150,000	128,980
5.250% due 05/01/23	77,000	67,472
5.375% due 02/01/27	837,000	693,496
5.500% due 03/01/30 ~	93,000	72,656
5.875% due 04/15/26	490,000	410,680
6.500% due 07/15/27	96,000	82,560
6.750% due 03/15/24	100,000	88,747
6.875% due 01/15/29	60,000	48,750
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	50,000	46,922
TerraForm Power Operating LLC
4.250% due 01/31/23 ~	60,000	59,998
4.750% due 01/15/30 ~	177,000	172,672
5.000% due 01/31/28 ~	341,000	359,192
TransMontaigne Partners LP 6.125% due 02/15/26	50,000	40,427
Transocean Guardian Ltd 5.875% due 01/15/24 ~	521,875	421,398

	Principal Amount	Value
Transocean Inc
6.800% due 03/15/38	$250,000	$59,450
7.250% due 11/01/25 ~	135,000	68,886
7.500% due 01/15/26 ~	357,000	170,277
7.500% due 04/15/31	350,000	91,849
8.000% due 02/01/27 ~	100,000	47,875
8.375% due 12/15/21	50,000	29,438
Transocean Phoenix 2 Ltd 7.750% due 10/15/24 ~	140,000	121,976
Transocean Pontus Ltd 6.125% due 08/01/25 ~	271,375	221,841
Transocean Poseidon Ltd 6.875% due 02/01/27 ~	100,000	81,697
Transocean Proteus Ltd 6.250% due 12/01/24 ~	91,000	73,596
Transocean Sentry Ltd 5.375% due 05/15/23 ~	136,000	115,256
Unit Corp 6.625% due 05/15/21	275,000	21,354
USA Compression Partners LP
6.875% due 04/01/26	135,000	85,134
6.875% due 09/01/27	305,000	190,793
Valaris PLC (Saudi Arabia)
4.875% due 06/01/22	300,000	67,781
5.750% due 10/01/44	125,000	9,649
7.750% due 02/01/26	850,000	85,064
Vermilion Energy Inc (Canada) 5.625% due 03/15/25 ~	50,000	31,437
Vine Oil & Gas LP 8.750% due 04/15/23 ~	100,000	24,500
Viper Energy Partners LP 5.375% due 11/01/27 ~	40,000	33,822
W&T Offshore Inc 9.750% due 11/01/23 ~	230,000	55,782
Warrior Met Coal Inc 8.000% due 11/01/24 ~	86,000	71,541
Weatherford International Ltd 11.000% due 12/01/24 ~	600,000	366,300
Welltec AS (Denmark) 9.500% due 12/01/22 ~	91,000	86,308
Western Midstream Operating LP
3.100% due 02/01/25	125,000	65,393
3.950% due 06/01/25	125,000	64,192
4.000% due 07/01/22	325,000	210,743
4.050% due 02/01/30	50,000	22,006
4.650% due 07/01/26	75,000	38,206
4.750% due 08/15/28	600,000	285,641
5.250% due 02/01/50	800,000	328,109
5.375% due 06/01/21	225,000	181,079
Whiting Petroleum Corp
5.750% due 03/15/21 Y	130,000	9,614
6.250% due 04/01/23 Y	450,000	37,125
6.625% due 01/15/26 Y	74,000	5,556
WPX Energy Inc
4.500% due 01/15/30	125,000	68,344
5.250% due 09/15/24	123,000	75,949
5.250% due 10/15/27	56,000	31,111
5.750% due 06/01/26	525,000	302,908
8.250% due 08/01/23	81,000	60,243

		33,929,507

Financial - 9.4%

Acrisure LLC
7.000% due 11/15/25 ~	275,000	238,554
8.125% due 02/15/24 ~	296,000	289,984
10.125% due 08/01/26 ~	100,000	93,712
Advisor Group Holdings Inc 10.750% due 08/01/27 ~	100,000	87,854
AerCap Holdings NV (Netherlands) 5.875% due 10/10/79	200,000	139,065

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
AG Issuer LLC 6.250% due 03/01/28 ~	$70,000	$59,325
Alliance Data Systems Corp 4.750% due 12/15/24 ~	350,000	268,625
Alliant Holdings Intermediate LLC 6.750% due 10/15/27 ~	100,000	94,195
Ally Financial Inc 5.750% due 11/20/25	200,000	197,140
AmWINS Group Inc 7.750% due 07/01/26 ~	341,000	335,813
Ardonagh Midco 3 PLC (United Kingdom) 8.625% due 07/15/23 ~	200,000	179,251
Assurant Inc 7.000% due 03/27/48	200,000	172,752
AssuredPartners Inc 7.000% due 08/15/25 ~	64,000	58,078
Brookfield Property Inc REIT 5.750% due 05/15/26 ~	300,000	245,101
CBL & Associates LP REIT 5.950% due 12/15/26	450,000	86,385
CIT Group Inc
4.125% due 03/09/21	45,000	44,571
4.750% due 02/16/24	155,000	152,094
5.000% due 08/15/22	210,000	206,329
5.000% due 08/01/23	371,000	359,263
5.250% due 03/07/25	165,000	161,907
6.125% due 03/09/28	170,000	161,252
Compass Group Diversified Holdings LLC 8.000% due 05/01/26 ~	250,000	242,136
CoreCivic Inc REIT
4.625% due 05/01/23	300,000	275,250
4.750% due 10/15/27	60,000	45,455
Credit Acceptance Corp
5.125% due 12/31/24 ~	180,000	165,150
6.625% due 03/15/26	200,000	190,000
CTR Partnership LP REIT 5.250% due 06/01/25	50,000	49,687
Curo Group Holdings Corp 8.250% due 09/01/25 ~	310,000	220,866
Deutsche Bank AG (Germany)
4.296% due 05/24/28	400,000	336,936
4.500% due 04/01/25	500,000	431,668
4.875% due 12/01/32	200,000	164,163
Diversified Healthcare Trust
4.750% due 05/01/24	100,000	92,787
4.750% due 02/15/28	200,000	179,117
Dresdner Funding Trust I 8.151% due 06/30/31 ~	350,000	408,079
E*TRADE Financial Corp 5.875% due 09/15/26	100,000	95,765
Enova International Inc 8.500% due 09/15/25 ~	75,000	65,063
ESH Hospitality Inc REIT
4.625% due 10/01/27 ~	157,000	123,331
5.250% due 05/01/25 ~	400,000	338,502
Fairstone Financial Inc (Canada) 7.875% due 07/15/24 ~	145,000	137,568
FelCor Lodging LP REIT 6.000% due 06/01/25	75,000	72,281
Fidelity & Guaranty Life Holdings Inc 5.500% due 05/01/25 ~	155,000	154,267
Five Point Operating Co LP 7.875% due 11/15/25 ~	150,000	130,120
Freedom Mortgage Corp
8.125% due 11/15/24 ~	150,000	122,150
8.250% due 04/15/25 ~	300,000	237,741
FS Energy & Power Fund 7.500% due 08/15/23 ~	175,000	157,063

	Principal Amount	Value
Genworth Holdings Inc
4.900% due 08/15/23	$316,000	$274,130
6.500% due 06/15/34	100,000	82,854
7.625% due 09/24/21	250,000	239,240
Global Aircraft Leasing Co Ltd (Cayman) 6.500% Cash or 7.250% PIK due 09/15/24 ~	485,000	315,977
goeasy Ltd (Canada) 5.375% due 12/01/24 ~	82,000	76,953
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	103,000	93,991
GTCR AP Finance Inc 8.000% due 05/15/27 ~	150,000	139,281
HAT Holdings I LLC REIT 5.250% due 07/15/24 ~	215,000	207,745
HUB International Ltd 7.000% due 05/01/26 ~	495,000	493,800
Hunt Cos Inc 6.250% due 02/15/26 ~	280,000	211,251
Icahn Enterprises LP
4.750% due 09/15/24	326,000	300,327
5.250% due 05/15/27	327,000	304,519
6.250% due 02/01/22	525,000	529,116
6.250% due 05/15/26	255,000	242,409
6.375% due 12/15/25	50,000	47,563
Intesa Sanpaolo SPA (Italy)
5.017% due 06/26/24 ~	200,000	204,494
5.710% due 01/15/26 ~	900,000	878,933
Iron Mountain Inc REIT
4.375% due 06/01/21 ~	163,000	162,470
4.875% due 09/15/27 ~	125,000	122,121
4.875% due 09/15/29 ~	535,000	506,296
5.250% due 03/15/28 ~	224,000	222,510
5.750% due 08/15/24	300,000	300,741
6.000% due 08/15/23	96,000	97,080
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	100,000	101,854
iStar Inc 4.250% due 08/01/25	139,000	115,356
iStar Inc REIT
4.750% due 10/01/24	137,000	115,937
5.250% due 09/15/22	250,000	232,734
Jefferies Finance LLC 6.250% due 06/03/26 ~	150,000	139,818
Kennedy-Wilson Inc 5.875% due 04/01/24	420,000	378,911
Ladder Capital Finance Holdings LLLP
4.250% due 02/01/27 ~	155,000	123,613
5.250% due 03/15/22 ~	65,000	58,661
5.250% due 10/01/25 ~	250,000	207,886
LPL Holdings Inc
4.625% due 11/15/27 ~	150,000	138,318
5.750% due 09/15/25 ~	430,000	416,012
Mack-Cali Realty LP REIT 3.150% due 05/15/23	100,000	87,109
MGIC Investment Corp 5.750% due 08/15/23	100,000	93,457
MGM Growth Properties Operating Partnership LP REIT
4.500% due 09/01/26	50,000	41,848
4.500% due 01/15/28	100,000	85,854
5.750% due 02/01/27	590,000	515,512
MPT Operating Partnership LP REIT
4.625% due 08/01/29	235,000	217,522
5.000% due 10/15/27	220,000	215,066
5.250% due 08/01/26	550,000	551,082
6.375% due 03/01/24	100,000	100,375
Nationstar Mortgage Holdings Inc
6.000% due 01/15/27 ~	95,000	81,284
8.125% due 07/15/23 ~	620,000	610,114
9.125% due 07/15/26 ~	180,000	163,575

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Navient Corp
5.000% due 03/15/27	$90,000	$78,048
5.500% due 01/25/23	750,000	710,625
5.625% due 08/01/33	200,000	148,833
5.875% due 03/25/21	600,000	589,830
6.125% due 03/25/24	300,000	282,759
6.500% due 06/15/22	121,000	118,304
6.625% due 07/26/21	145,000	149,604
6.750% due 06/25/25	85,000	78,838
6.750% due 06/15/26	100,000	92,555
7.250% due 09/25/23	100,000	98,747
Newmark Group Inc 6.125% due 11/15/23	175,000	178,309
NFP Corp 6.875% due 07/15/25 ~	108,000	107,187
Ocwen Loan Servicing LLC 8.375% due 11/15/22 ~	75,000	59,883
Oxford Finance LLC 6.375% due 12/15/22 ~	25,000	24,336
Provident Funding Associates LP 6.375% due 06/15/25 ~	225,000	190,405
Quicken Loans Inc
5.250% due 01/15/28 ~	200,000	196,953
5.750% due 05/01/25 ~	467,000	467,586
Radian Group Inc
4.500% due 10/01/24	200,000	198,749
4.875% due 03/15/27	150,000	149,031
RBS Capital Trust II (United Kingdom) 6.425% due 01/03/34	100,000	126,884
Realogy Group LLC
4.875% due 06/01/23 ~	250,000	211,875
5.250% due 12/01/21 ~	100,000	93,675
9.375% due 04/01/27 ~	128,000	108,847
RHP Hotel Properties LP REIT 5.000% due 04/15/23	100,000	78,875
Royal Bank of Scotland Group PLC (United Kingdom) 7.648% due 09/30/31	50,000	64,016
Ryman Hospitality Properties Inc REIT 4.750% due 10/15/27 ~	105,000	79,333
SBA Communications Corp 3.875% due 02/15/27 ~	589,000	594,890
SBA Communications Corp REIT
4.000% due 10/01/22	300,000	302,154
4.875% due 09/01/24	200,000	203,750
Springleaf Finance Corp
5.375% due 11/15/29	90,000	82,896
5.625% due 03/15/23	125,000	123,438
6.125% due 05/15/22	190,000	194,218
6.125% due 03/15/24	454,000	451,766
6.625% due 01/15/28	366,000	344,754
6.875% due 03/15/25	570,000	578,316
7.125% due 03/15/26	410,000	403,594
7.750% due 10/01/21	325,000	326,774
8.250% due 10/01/23	102,000	102,627
Standard Chartered PLC (United Kingdom) 7.014% due 07/30/37 ~	100,000	102,137
Starwood Property Trust Inc REIT
3.625% due 02/01/21	95,000	89,661
4.750% due 03/15/25	138,000	122,647
5.000% due 12/15/21	305,000	281,134
Stearns Holdings LLC
5.000% due 11/05/24 ~	1,288	850
9.375% due 08/15/20 * Y ~ Ω ±	49,000	-
Synovus Financial Corp 5.900% due 02/07/29	100,000	93,758
The GEO Group Inc REIT
5.125% due 04/01/23	300,000	227,250
5.875% due 10/15/24	150,000	106,312
The Howard Hughes Corp 5.375% due 03/15/25 ~	310,000	302,241

	Principal Amount	Value
TMX Finance LLC 11.125% due 04/01/23 ~	$200,000	$152,249
Uniti Group LP REIT
6.000% due 04/15/23 ~	100,000	91,750
7.125% due 12/15/24 ~	150,000	112,550
7.875% due 02/15/25 ~	977,000	915,937
8.250% due 10/15/23	314,000	244,135
USI Inc 6.875% due 05/01/25 ~	105,000	98,434
VICI Properties LP
3.500% due 02/15/25 ~	120,000	111,525
3.750% due 02/15/27 ~	133,000	126,101
4.125% due 08/15/30 ~	372,000	354,562
4.250% due 12/01/26 ~	731,000	674,717
4.625% due 12/01/29 ~	114,000	104,373
Voyager Aviation Holdings LLC 8.500% due 08/15/21 ~	140,000	132,804
Washington Prime Group LP REIT 6.450% due 08/15/24	350,000	207,814
WeWork Cos Inc 7.875% due 05/01/25 ~	125,000	47,184

		32,005,483

Industrial - 9.6%

Advanced Disposal Services Inc 5.625% due 11/15/24 ~	100,000	102,124
AECOM
5.125% due 03/15/27	165,000	149,910
5.875% due 10/15/24	400,000	393,502
AECOM Global II LLC 5.000% due 04/01/22	50,000	46,750
AerCap Global Aviation Trust (Ireland) 6.500% due 06/15/45 ~	200,000	167,310
American Woodmark Corp 4.875% due 03/15/26 ~	100,000	94,104
Amsted Industries Inc
4.625% due 05/15/30 ~	250,000	225,000
5.625% due 07/01/27 ~	150,000	147,219
Apex Tool Group LLC 9.000% due 02/15/23 ~	100,000	65,875
Arconic Inc
5.125% due 10/01/24	1,075,000	1,063,668
5.400% due 04/15/21	150,000	148,789
5.900% due 02/01/27	50,000	46,787
5.950% due 02/01/37	139,000	121,355
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	350,000	302,557
Ardagh Packaging Finance PLC (Ireland)
4.125% due 08/15/26 ~	200,000	200,124
4.250% due 09/15/22 ~	240,000	241,495
5.250% due 08/15/27 ~	200,000	206,110
6.000% due 02/15/25 ~	500,000	505,150
Associated Materials LLC 9.000% due 01/01/24 ~	100,000	81,000
ATS Automation Tooling Systems Inc (Canada) 6.500% due 06/15/23 ~	86,000	84,387
Ball Corp
4.000% due 11/15/23	71,000	72,063
4.875% due 03/15/26	265,000	276,739
5.000% due 03/15/22	600,000	620,796
5.250% due 07/01/25	190,000	207,775
Berry Global Inc
4.500% due 02/15/26 ~	150,000	146,887
4.875% due 07/15/26 ~	317,000	321,952
5.125% due 07/15/23	225,000	227,176
5.500% due 05/15/22	200,000	198,504
5.625% due 07/15/27 ~	152,000	158,186

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
BMC East LLC 5.500% due 10/01/24 ~	$100,000	$97,375
Boise Cascade Co 5.625% due 09/01/24 ~	100,000	95,625
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	100,000	76,284
6.000% due 10/15/22 ~	350,000	265,125
6.125% due 01/15/23 ~	325,000	231,158
7.500% due 12/01/24 ~	264,000	176,551
7.500% due 03/15/25 ~	700,000	490,000
7.875% due 04/15/27 ~	571,000	398,315
8.750% due 12/01/21 ~	500,000	418,375
Brand Industrial Services Inc 8.500% due 07/15/25 ~	317,000	251,276
Builders FirstSource Inc
5.000% due 03/01/30 ~	50,000	45,281
6.750% due 06/01/27 ~	135,000	133,453
BWX Technologies Inc 5.375% due 07/15/26 ~	100,000	96,854
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	125,000	116,875
Cascades Inc (Canada) 5.125% due 01/15/26 ~	250,000	243,750
Clean Harbors Inc
4.875% due 07/15/27 ~	60,000	59,067
5.125% due 07/15/29 ~	100,000	93,854
Cleaver-Brooks Inc 7.875% due 03/01/23 ~	90,000	75,487
Cloud Crane LLC 10.125% due 08/01/24 ~	165,000	130,970
Colfax Corp
6.000% due 02/15/24 ~	230,000	230,289
6.375% due 02/15/26 ~	100,000	98,875
Cornerstone Building Brands Inc 8.000% due 04/15/26 ~	245,000	212,556
Covanta Holding Corp
5.875% due 03/01/24	50,000	47,562
5.875% due 07/01/25	200,000	185,749
6.000% due 01/01/27	225,000	189,328
CPG Merger Sub LLC 8.000% due 10/01/21 ~	50,000	48,955
Crown Americas LLC
4.250% due 09/30/26	150,000	149,031
4.500% due 01/15/23	112,000	115,526
4.750% due 02/01/26	505,000	521,787
Energizer Holdings Inc
5.500% due 06/15/25 ~	63,000	61,504
6.375% due 07/15/26 ~	100,000	101,555
7.750% due 01/15/27 ~	315,000	327,364
EnerSys 4.375% due 12/15/27 ~	150,000	142,125
EnPro Industries Inc 5.750% due 10/15/26	100,000	98,176
F-Brasile SPA (Italy) 7.375% due 08/15/26 ~	200,000	200,000
Flex Acquisition Co Inc
6.875% due 01/15/25 ~	45,000	42,411
7.875% due 07/15/26 ~	310,000	287,690
Fly Leasing Ltd (Ireland) 6.375% due 10/15/21	200,000	192,125
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/25 ~	75,000	55,593
6.750% due 03/15/22 ~	195,000	181,527
Foxtrot Escrow Issuer LLC 12.250% due 11/15/26 ~	200,000	157,124
frontdoor Inc 6.750% due 08/15/26 ~	100,000	96,604
FXI Holdings Inc 7.875% due 11/01/24 ~	275,000	187,775
Gates Global LLC 6.250% due 01/15/26 ~	175,000	155,838

	Principal Amount	Value
GFL Environmental Inc (Canada)
5.125% due 12/15/26 ~	$346,000	$339,945
7.000% due 06/01/26 ~	217,000	211,891
8.500% due 05/01/27 ~	89,000	89,912
Global Ship Lease Inc (United Kingdom) 9.875% due 11/15/22 ~	200,000	186,687
Graphic Packaging International LLC
3.500% due 03/15/28 ~	150,000	136,080
4.125% due 08/15/24	100,000	95,375
4.750% due 04/15/21	50,000	49,640
4.750% due 07/15/27 ~	200,000	197,308
Great Lakes Dredge & Dock Corp 8.000% due 05/15/22	100,000	98,718
Greif Inc 6.500% due 03/01/27 ~	90,000	86,819
Griffon Corp 5.750% due 03/01/28 ~	125,000	118,203
Grinding Media Inc 7.375% due 12/15/23 ~	240,000	225,665
Husky III Holding Ltd (Canada) 13.000% PIK due 02/15/25 ~	200,000	148,396
Ingram Micro Inc 5.450% due 12/15/24	250,000	204,505
International Airport Finance SA (Spain) 12.000% due 03/15/33 ~	200,000	115,708
Intertape Polymer Group Inc (Canada) 7.000% due 10/15/26 ~	60,000	57,813
Itron Inc 5.000% due 01/15/26 ~	25,000	23,964
James Hardie International Finance DAC 4.750% due 01/15/25 ~	200,000	190,251
JELD-WEN Inc
4.625% due 12/15/25 ~	100,000	88,875
4.875% due 12/15/27 ~	100,000	89,104
JPW Industries Holding Corp 9.000% due 10/01/24 ~	50,000	39,375
Koppers Inc 6.000% due 02/15/25 ~	200,000	161,494
Kratos Defense & Security Solutions Inc 6.500% due 11/30/25 ~	50,000	46,187
LABL Escrow Issuer LLC
6.750% due 07/15/26 ~	185,000	171,240
10.500% due 07/15/27 ~	275,000	258,354
Leonardo US Holdings Inc (Italy) 6.250% due 01/15/40 ~	150,000	152,250
Louisiana-Pacific Corp 4.875% due 09/15/24	45,000	39,206
LSB Industries Inc 9.625% due 05/01/23 ~	150,000	125,812
Masonite International Corp
5.375% due 02/01/28 ~	134,000	132,439
5.750% due 09/15/26 ~	75,000	74,141
MasTec Inc 4.875% due 03/15/23	100,000	92,126
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	485,000	449,823
7.250% due 04/15/25 ~	355,000	271,586
Michael Baker International LLC 8.750% due 03/01/23 ~	50,000	49,125
Moog Inc 4.250% due 12/15/27 ~	115,000	104,650
Mueller Water Products Inc 5.500% due 06/15/26 ~	100,000	97,604
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	250,000	134,187
Navios Maritime Holdings Inc (Greece) 7.375% due 01/15/22 ~	157,000	60,838
New Enterprise Stone & Lime Co Inc
6.250% due 03/15/26 ~	100,000	92,854
10.125% due 04/01/22 ~	125,000	125,742

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Norbord Inc (Canada)
5.750% due 07/15/27 ~	$125,000	$115,182
6.250% due 04/15/23 ~	100,000	97,375
Northwest Hardwoods Inc 7.500% due 08/01/21 ~	100,000	36,000
OI European Group BV 4.000% due 03/15/23 ~	100,000	95,875
Owens-Brockway Glass Container Inc
5.000% due 01/15/22 ~	100,000	101,549
5.375% due 01/15/25 ~	48,000	46,020
5.875% due 08/15/23 ~	160,000	157,801
6.375% due 08/15/25 ~	300,000	287,250
Pactiv LLC
7.950% due 12/15/25	100,000	104,874
8.375% due 04/15/27	100,000	104,854
Patrick Industries Inc 7.500% due 10/15/27 ~	100,000	98,854
PGT Innovations Inc 6.750% due 08/01/26 ~	50,000	47,573
Plastipak Holdings Inc 6.250% due 10/15/25 ~	200,000	180,500
RBS Global Inc 4.875% due 12/15/25 ~	176,000	165,875
Reynolds Group Issuer Inc
5.125% due 07/15/23 ~	555,000	554,303
7.000% due 07/15/24 ~	225,000	229,922
Sealed Air Corp
4.000% due 12/01/27 ~	250,000	234,400
4.875% due 12/01/22 ~	100,000	100,969
5.125% due 12/01/24 ~	50,000	50,625
5.250% due 04/01/23 ~	100,000	103,535
5.500% due 09/15/25 ~	450,000	459,565
6.875% due 07/15/33 ~	54,000	54,568
Sensata Technologies BV
4.875% due 10/15/23 ~	150,000	143,620
5.000% due 10/01/25 ~	250,000	238,439
5.625% due 11/01/24 ~	200,000	196,749
Sensata Technologies Inc 4.375% due 02/15/30	150,000	136,136
Signature Aviation US Holdings Inc
4.000% due 03/01/28 ~	216,000	196,204
5.375% due 05/01/26 ~	65,000	63,340
Silgan Holdings Inc
4.125% due 02/01/28 ~	140,000	130,200
4.750% due 03/15/25	100,000	97,375
Spirit AeroSystems Inc
3.850% due 06/15/26	350,000	303,591
4.600% due 06/15/28	55,000	47,403
SPX FLOW Inc 5.625% due 08/15/24 ~	100,000	97,875
SSL Robotics LLC 9.750% due 12/31/23 ~	438,000	454,425
Standard Industries Inc
4.750% due 01/15/28 ~	374,000	347,041
5.000% due 02/15/27 ~	100,000	91,697
5.375% due 11/15/24 ~	400,000	387,012
5.500% due 02/15/23 ~	66,000	64,183
6.000% due 10/15/25 ~	200,000	198,054
Stericycle Inc 5.375% due 07/15/24 ~	101,000	100,748
Stevens Holding Co Inc 6.125% due 10/01/26 ~	100,000	99,646
Summit Materials LLC
5.125% due 06/01/25 ~	100,000	93,875
6.125% due 07/15/23	200,000	198,750
6.500% due 03/15/27 ~	175,000	166,870
Teekay Offshore Partners LP 8.500% due 07/15/23 ~	110,000	97,763
Tennant Co 5.625% due 05/01/25	100,000	97,125

	Principal Amount	Value
Terex Corp 5.625% due 02/01/25 ~	$80,000	$75,508
Tervita Corp (Canada) 7.625% due 12/01/21 ~	200,000	141,350
The Kenan Advantage Group Inc 7.875% due 07/31/23 ~	50,000	42,406
The Manitowoc Co Inc 9.000% due 04/01/26 ~	125,000	111,515
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	130,000	109,456
TransDigm Inc
5.500% due 11/15/27 ~	705,000	636,650
6.250% due 03/15/26 ~	1,505,000	1,505,936
6.375% due 06/15/26	151,000	145,421
6.500% due 07/15/24	120,000	115,009
6.500% due 05/15/25	450,000	430,315
7.500% due 03/15/27	190,000	184,157
TransDigm UK Holdings PLC 6.875% due 05/15/26	235,000	220,557
Trident TPI Holdings Inc 9.250% due 08/01/24 ~	100,000	83,875
TriMas Corp 4.875% due 10/15/25 ~	100,000	94,938
Trinity Industries Inc 4.550% due 10/01/24	175,000	149,546
Triumph Group Inc
5.250% due 06/01/22	250,000	208,359
6.250% due 09/15/24 ~	46,000	41,288
7.750% due 08/15/25	67,000	48,156
Trivium Packaging Finance BV (Netherlands)
5.500% due 08/15/26 ~	300,000	300,187
8.500% due 08/15/27 ~	200,000	202,110
Tutor Perini Corp 6.875% due 05/01/25 ~	165,000	138,187
US Concrete Inc 6.375% due 06/01/24	200,000	181,837
Waste Pro USA Inc 5.500% due 02/15/26 ~	190,000	177,606
Weekley Homes LLC 6.625% due 08/15/25	100,000	90,875
Welbilt Inc 9.500% due 02/15/24	100,000	85,875
WESCO Distribution Inc
5.375% due 12/15/21	100,000	94,546
5.375% due 06/15/24	50,000	42,937
XPO Logistics Inc
6.125% due 09/01/23 ~	60,000	59,100
6.500% due 06/15/22 ~	191,000	192,497
6.750% due 08/15/24 ~	575,000	565,832
Zekelman Industries Inc 9.875% due 06/15/23 ~	30,000	29,156

		33,620,707

Technology - 4.3%

ACI Worldwide Inc 5.750% due 08/15/26 ~	115,000	114,832
Amkor Technology Inc 6.625% due 09/15/27 ~	150,000	141,833
Ascend Learning LLC 6.875% due 08/01/25 ~	95,000	92,981
Banff Merger Sub Inc 9.750% due 09/01/26 ~	440,000	390,533
Camelot Finance SA 4.500% due 11/01/26 ~	184,000	179,514
CDK Global Inc
4.875% due 06/01/27	155,000	159,955
5.000% due 10/15/24	50,000	50,369
5.250% due 05/15/29 ~	46,000	47,093
5.875% due 06/15/26	225,000	238,961

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
CDW LLC
4.250% due 04/01/28	$79,000	$79,833
5.000% due 09/01/25	305,000	316,149
5.500% due 12/01/24	100,000	104,855
Change Healthcare Holdings LLC 5.750% due 03/01/25 ~	295,000	275,079
Dell Inc
4.625% due 04/01/21	100,000	100,130
5.400% due 09/10/40	100,000	92,001
Dell International LLC
5.875% due 06/15/21 ~	282,000	282,000
7.125% due 06/15/24 ~	500,000	518,125
Diebold Nixdorf Inc 8.500% due 04/15/24	100,000	65,876
Donnelley Financial Solutions Inc 8.250% due 10/15/24	50,000	47,437
EMC Corp 3.375% due 06/01/23	870,000	863,449
Entegris Inc 4.625% due 02/10/26 ~	202,000	193,021
Everi Payments Inc 7.500% due 12/15/25 ~	77,000	59,193
Exela Intermediate LLC 10.000% due 07/15/23 ~	295,000	79,650
Fair Isaac Corp
4.000% due 06/15/28 ~	200,000	193,500
5.250% due 05/15/26 ~	100,000	99,854
Genesys Telecommunications Laboratories Inc 10.000% due 11/30/24 ~	195,000	200,664
Infor US Inc 6.500% due 05/15/22	651,000	637,759
j2 Cloud Services LLC 6.000% due 07/15/25 ~	85,000	84,893
MSCI Inc
3.625% due 09/01/30 ~	150,000	143,156
4.000% due 11/15/29 ~	226,000	225,758
4.750% due 08/01/26 ~	155,000	153,755
5.375% due 05/15/27 ~	150,000	153,295
5.750% due 08/15/25 ~	151,000	157,014
MTS Systems Corp 5.750% due 08/15/27 ~	100,000	93,604
NCR Corp
5.000% due 07/15/22	413,000	389,769
5.750% due 09/01/27 ~	80,000	73,357
6.125% due 09/01/29 ~	80,000	75,156
6.375% due 12/15/23	144,000	143,099
Nuance Communications Inc 5.625% due 12/15/26	180,000	176,427
Open Text Corp (Canada)
3.875% due 02/15/28 ~	130,000	122,809
5.875% due 06/01/26 ~	408,000	430,216
Open Text Holdings Inc 4.125% due 02/15/30 ~	130,000	122,964
Pitney Bowes Inc
4.625% due 03/15/24	3,000	2,205
5.700% due 04/01/23	151,000	112,549
Presidio Holdings Inc 4.875% due 02/01/27 ~	250,000	226,406
PTC Inc
3.625% due 02/15/25 ~	77,000	72,573
4.000% due 02/15/28 ~	363,000	351,311
6.000% due 05/15/24	165,000	169,021
Qorvo Inc
4.375% due 10/15/29 ~	310,000	290,044
5.500% due 07/15/26	295,000	310,007
Rackspace Hosting Inc 8.625% due 11/15/24 ~	365,000	327,478
Riverbed Technology Inc 8.875% due 03/01/23 ~	145,000	92,800
RP Crown Parent LLC 7.375% due 10/15/24 ~	100,000	96,155

	Principal Amount	Value
Science Applications International Corp 4.875% due 04/01/28 ~	$160,000	$154,500
Sensata Technologies UK Financing Co PLC 6.250% due 02/15/26 ~	250,000	246,387
Solera LLC 10.500% due 03/01/24 ~	570,000	562,165
Sophia LP 9.000% due 09/30/23 ~	100,000	99,376
SS&C Technologies Inc 5.500% due 09/30/27 ~	568,000	588,945
Tempo Acquisition LLC 6.750% due 06/01/25 ~	320,000	295,210
The Dun & Bradstreet Corp
6.875% due 08/15/26 ~	145,000	151,616
10.250% due 02/15/27 ~	250,000	266,387
Vericast Corp
8.375% due 08/15/22 ~	245,000	191,023
9.250% due 03/01/21 ~	200,000	205,000
Veritas US Inc
7.500% due 02/01/23 ~	200,000	177,749
10.500% due 02/01/24 ~	200,000	170,249
Western Digital Corp 4.750% due 02/15/26	650,000	663,162
Xerox Corp
4.125% due 03/15/23	590,000	590,867
4.500% due 05/15/21	200,000	198,332
6.750% due 12/15/39	150,000	143,953

		14,925,388

Utilities - 2.6%

AES Corp
4.000% due 03/15/21	15,000	14,824
4.500% due 03/15/23	30,000	29,588
4.875% due 05/15/23	574,000	556,060
5.125% due 09/01/27	176,000	177,413
5.500% due 04/15/25	404,000	398,938
AmeriGas Partners LP
5.500% due 05/20/25	65,000	60,286
5.625% due 05/20/24	165,000	154,889
5.750% due 05/20/27	100,000	93,709
5.875% due 08/20/26	484,000	466,261
Calpine Corp
4.500% due 02/15/28 ~	507,000	493,311
5.125% due 03/15/28 ~	339,000	314,422
5.250% due 06/01/26 ~	500,000	478,484
5.500% due 02/01/24	100,000	95,747
5.750% due 01/15/25	425,000	396,312
Clearway Energy Operating LLC
4.750% due 03/15/28 ~	94,000	87,537
5.750% due 10/15/25	300,000	298,876
DPL Inc
4.350% due 04/15/29 ~	150,000	143,232
7.250% due 10/15/21	100,000	99,370
Drax Finco PLC (United Kingdom) 6.625% due 11/01/25 ~	250,000	252,189
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	44,250
NextEra Energy Operating Partners LP
3.875% due 10/15/26 ~	300,000	286,687
4.250% due 07/15/24 ~	85,000	83,407
4.250% due 09/15/24 ~	136,000	133,451
4.500% due 09/15/27 ~	158,000	155,151
NRG Energy Inc
5.250% due 06/15/29 ~	81,000	83,879
5.750% due 01/15/28	197,000	202,033
6.625% due 01/15/27	270,000	282,298
7.250% due 05/15/26	655,000	689,748

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Rockpoint Gas Storage Canada Ltd (Canada) 7.000% due 03/31/23 ~	$150,000	$110,438
Talen Energy Supply LLC
6.500% due 06/01/25	428,000	280,787
6.625% due 01/15/28 ~	150,000	126,969
7.250% due 05/15/27 ~	79,000	71,831
10.500% due 01/15/26 ~	100,000	72,697
Terraform Global Operating LLC 6.125% due 03/01/26 ~	100,000	98,354
TransAlta Corp (Canada) 6.500% due 03/15/40	100,000	80,750
Vistra Energy Corp 5.875% due 06/01/23	300,000	301,491
Vistra Operations Co LLC
5.000% due 07/31/27 ~	253,000	258,199
5.500% due 09/01/26 ~	150,000	155,545
5.625% due 02/15/27 ~	750,000	777,600

		8,907,013

Total Corporate Bonds & Notes (Cost $386,113,334)		342,396,228

	Shares

SHORT-TERM INVESTMENT - 3.3%

Money Market Fund - 3.3%

BlackRock Liquidity Funds T-Fund Portfolio Institutional 0.210%	11,620,758	11,620,758

Total Short-Term Investment (Cost $11,620,758)		11,620,758

TOTAL INVESTMENTS - 101.5% (Cost $397,734,092)		354,016,986

OTHER ASSETS & LIABILITIES, NET - (1.5%)		(5,308,061)

NET ASSETS - 100.0%		$348,708,925

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $361,371 or 0.1% of the Fund’s net assets were in default as of March 31, 2020.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$342,396,228	$-	$342,396,228	$-
	Short-Term Investment	11,620,758	11,620,758	-	-

	Total	$354,016,986	$11,620,758	$342,396,228	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%

Basic Materials - 0.8%

Air Products & Chemicals Inc	1,645	$328,359
Axalta Coating Systems Ltd *	3,275	56,559
CF Industries Holdings Inc	1,102	29,974
Ecolab Inc	13,236	2,062,566
Element Solutions Inc *	4,458	37,269
NewMarket Corp	324	124,050
PPG Industries Inc	4,037	337,493
Royal Gold Inc	1,103	96,744
RPM International Inc	1,044	62,118
Southern Copper Corp (Peru)	3,071	86,479
The Sherwin-Williams Co	4,353	2,000,291
WR Grace & Co	2,879	102,492

		5,324,394

Communications - 19.8%

Alphabet Inc ‘A’ *	15,728	18,275,150
Alphabet Inc ‘C’ *	15,745	18,308,443
Altice USA Inc ‘A’ *	15,838	353,029
Amazon.com Inc *	21,965	42,825,600
AMC Networks Inc ‘A’ *	2,473	60,119
Anaplan Inc *	4,550	137,683
Arista Networks Inc *	3,112	630,336
Booking Holdings Inc *	2,194	2,951,632
Cable One Inc	230	378,122
CDW Corp	7,479	697,566
Charter Communications Inc ‘A’ *	4,635	2,022,297
Cisco Systems Inc	224,983	8,844,082
Comcast Corp ‘A’	111,173	3,822,128
Corning Inc	12,541	257,592
eBay Inc	39,559	1,189,144
Etsy Inc *	6,177	237,444
Expedia Group Inc	6,155	346,342
F5 Networks Inc *	2,962	315,838
Facebook Inc ‘A’ *	125,518	20,936,402
FactSet Research Systems Inc	1,965	512,236
FireEye Inc *	10,042	106,244
Fox Corp ‘A’	1,716	40,549
Fox Corp ‘B’	797	18,235
GoDaddy Inc ‘A’ *	9,081	518,616
GrubHub Inc *	4,889	199,129
IAC/InterActiveCorp *	2,272	407,211
Lyft Inc ‘A’ *	1,066	28,622
Match Group Inc *	2,829	186,827
Motorola Solutions Inc	6,637	882,190
Netflix Inc *	22,123	8,307,186
Nexstar Media Group Inc ‘A’	1,745	100,739
Okta Inc *	5,494	671,696
Omnicom Group Inc	6,054	332,365
Pagerduty Inc *	2,033	35,130
Palo Alto Networks Inc *	4,974	815,537
Proofpoint Inc *	2,920	299,563
Roku Inc *	4,477	391,648
Sinclair Broadcast Group Inc ‘A’	2,844	45,732
Sirius XM Holdings Inc	71,532	353,368
Spotify Technology SA *	6,818	827,978
Switch Inc ‘A’	2,575	37,157
T-Mobile US Inc *	8,579	719,778
The Interpublic Group of Cos Inc	1,543	24,981
The New York Times Co ‘A’	1,534	47,109
The Trade Desk Inc ‘A’ *	2,059	397,387
TripAdvisor Inc	4,898	85,176
Twitter Inc *	39,909	980,165
Uber Technologies Inc *	5,288	147,641
Ubiquiti Inc	434	61,446
VeriSign Inc *	3,738	673,176

	Shares	Value
ViacomCBS Inc ‘B’	16,193	$226,864
Wayfair Inc ‘A’ *	3,132	167,374
World Wrestling Entertainment Inc ‘A’	2,191	74,341
Zendesk Inc *	5,854	374,715

		141,687,060

Consumer, Cyclical - 8.2%

Advance Auto Parts Inc	845	78,855
Alaska Air Group Inc *	2,786	79,317
Allison Transmission Holdings Inc	5,878	191,682
American Airlines Group Inc	2,030	24,746
Aptiv PLC *	889	43,774
AutoZone Inc *	1,245	1,053,270
Best Buy Co Inc	2,391	136,287
Burlington Stores Inc *	3,433	543,993
Capri Holdings Ltd * (Peru)	3,043	32,834
CarMax Inc *	4,140	222,856
Carter’s Inc	1,025	67,373
Carvana Co *	2,247	123,787
Casey’s General Stores Inc	464	61,475
Chipotle Mexican Grill Inc *	1,343	878,859
Choice Hotels International Inc	748	45,815
Columbia Sportswear Co	984	68,654
Copart Inc *	10,542	722,338
Costco Wholesale Corp	23,076	6,579,660
Darden Restaurants Inc *	6,390	347,999
Delta Air Lines Inc *	5,801	165,503
Dolby Laboratories Inc ‘A’	421	22,822
Dollar General Corp	12,569	1,898,045
Dollar Tree Inc *	6,711	493,057
Domino’s Pizza Inc	2,148	696,102
Dunkin’ Brands Group Inc	4,078	216,542
Fastenal Co	27,133	847,906
Five Below Inc *	2,941	206,988
Floor & Decor Holdings Inc ‘A’ *	3,463	111,128
Hanesbrands Inc	14,610	114,981
Hasbro Inc	6,625	474,019
Hilton Grand Vacations Inc *	644	10,156
Hilton Worldwide Holdings Inc	14,355	979,585
IAA Inc *	6,469	193,811
JetBlue Airways Corp *	1,332	11,921
KAR Auction Services Inc	5,939	71,268
L Brands Inc	1,793	20,727
Las Vegas Sands Corp	8,459	359,254
Lennar Corp ‘A’	5,956	227,519
Lennar Corp ‘B’	384	11,105
Live Nation Entertainment Inc *	6,801	309,174
LKQ Corp *	2,282	46,804
Lowe’s Cos Inc	40,585	3,492,339
Lululemon Athletica Inc *	6,197	1,174,641
Marriott International Inc ‘A’	14,397	1,077,040
Mattel Inc *	11,917	104,989
McDonald’s Corp	6,376	1,054,272
MGM Resorts International	2,065	24,367
NIKE Inc ‘B’	61,433	5,082,966
Nordstrom Inc *	5,571	85,459
Norwegian Cruise Line Holdings Ltd *	2,196	24,068
NVR Inc *	169	434,180
O’Reilly Automotive Inc *	3,912	1,177,708
Ollie’s Bargain Outlet Holdings Inc *	2,651	122,847
Planet Fitness Inc ‘A’ *	4,513	219,783
Polaris Inc	2,719	130,920
Pool Corp	2,020	397,475
Ross Stores Inc	18,588	1,616,598
Six Flags Entertainment Corp	381	4,778
Skechers U.S.A. Inc ‘A’ *	2,451	58,187
Southwest Airlines Co	14,515	516,879
Starbucks Corp	62,009	4,076,472
Target Corp	1,333	123,929
Tempur Sealy International Inc *	2,323	101,538

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Tesla Inc *	7,576	$3,969,824
The Home Depot Inc	32,646	6,095,335
The Madison Square Garden Co ‘A’ *	93	19,661
The Scotts Miracle-Gro Co	2,139	219,034
The TJX Cos Inc	63,757	3,048,222
The Toro Co	5,608	365,025
The Wendy’s Co	9,483	141,107
Tractor Supply Co	6,255	528,860
Ulta Beauty Inc *	2,881	506,192
Under Armour Inc ‘A’ *	6,365	58,622
Under Armour Inc ‘C’ *	6,566	52,922
United Airlines Holdings Inc *	2,988	94,271
Vail Resorts Inc	1,880	277,695
VF Corp	16,146	873,176
WABCO Holdings Inc *	2,247	303,457
Williams-Sonoma Inc	619	26,320
WW Grainger Inc	2,267	563,350
Wyndham Hotels & Resorts Inc	1,465	46,162
Wynn Resorts Ltd	4,278	257,493
Yum China Holdings Inc (China)	15,321	653,134
Yum! Brands Inc	14,134	968,603

		58,961,891

Consumer, Non-Cyclical - 21.2%

2U Inc *	1,060	22,493
Abbott Laboratories	39,164	3,090,431
AbbVie Inc	77,672	5,917,830
ABIOMED Inc *	2,328	337,932
Adaptive Biotechnologies Corp *	2,483	68,978
Agios Pharmaceuticals Inc *	284	10,076
Alexion Pharmaceuticals Inc *	8,470	760,521
Align Technology Inc *	4,092	711,803
Alnylam Pharmaceuticals Inc *	4,721	513,881
Altria Group Inc	47,966	1,854,845
AmerisourceBergen Corp	7,799	690,211
Amgen Inc	28,495	5,776,791
Anthem Inc	3,890	883,186
Automatic Data Processing Inc	22,847	3,122,728
Avalara Inc *	2,553	190,454
Avantor Inc *	11,248	140,488
Avery Dennison Corp	4,085	416,139
Baxter International Inc	11,901	966,242
Becton Dickinson and Co	1,197	275,035
Bio-Techne Corp	1,995	378,292
Biogen Inc *	3,128	989,637
BioMarin Pharmaceutical Inc *	9,385	793,032
Booz Allen Hamilton Holding Corp	7,145	490,433
Boston Scientific Corp *	72,895	2,378,564
Bright Horizons Family Solutions Inc *	3,025	308,550
Bristol-Myers Squibb Co	72,101	4,018,910
Brown-Forman Corp ‘A’	2,121	108,977
Brown-Forman Corp ‘B’	8,506	472,168
Bruker Corp	5,217	187,082
Campbell Soup Co	4,993	230,477
Cantel Medical Corp	1,082	38,844
Centene Corp *	25,974	1,543,115
Charles River Laboratories International Inc *	2,530	319,311
Chemed Corp	818	354,358
Church & Dwight Co Inc	12,909	828,500
Cigna Corp	5,916	1,048,197
Cintas Corp	4,444	769,790
CoreLogic Inc	232	7,085
CoStar Group Inc *	1,888	1,108,652
Danaher Corp	1,758	243,325
DexCom Inc *	4,749	1,278,763
Edwards Lifesciences Corp *	10,898	2,055,581
Eli Lilly & Co	44,669	6,196,484
Encompass Health Corp	2,552	163,405
Envista Holdings Corp *	4,696	70,158
Equifax Inc	5,348	638,819

	Shares	Value
Euronet Worldwide Inc *	2,631	$225,529
Exact Sciences Corp *	7,349	426,242
Exelixis Inc *	6,290	108,314
FleetCor Technologies Inc *	4,473	834,393
Gartner Inc *	4,589	456,927
Gilead Sciences Inc	9,650	721,434
Global Payments Inc	15,645	2,256,478
Grand Canyon Education Inc *	227	17,317
Grocery Outlet Holding Corp *	439	15,075
Guardant Health Inc *	1,917	133,423
H&R Block Inc	1,616	22,753
HCA Healthcare Inc	8,464	760,490
Henry Schein Inc *	973	49,156
Herbalife Nutrition Ltd *	868	25,311
Hill-Rom Holdings Inc	1,813	182,388
Hologic Inc *	11,079	388,873
Horizon Therapeutics Plc *	1,063	31,486
Humana Inc	2,979	935,466
ICU Medical Inc *	302	60,935
IDEXX Laboratories Inc *	4,462	1,080,875
IHS Markit Ltd	12,852	771,120
Illumina Inc *	7,706	2,104,663
Incyte Corp *	9,435	690,925
Insulet Corp *	3,114	515,927
Intuitive Surgical Inc *	6,016	2,979,183
Ionis Pharmaceuticals Inc *	6,724	317,911
IQVIA Holdings Inc *	3,969	428,096
Jazz Pharmaceuticals PLC *	2,580	257,329
Johnson & Johnson	21,065	2,762,253
Kellogg Co	4,950	296,950
Laboratory Corp of America Holdings *	310	39,181
Lamb Weston Holdings Inc	1,908	108,947
MarketAxess Holdings Inc	1,930	641,860
Masimo Corp *	2,472	437,841
McCormick & Co Inc	4,169	588,704
McKesson Corp	1,018	137,695
Merck & Co Inc	126,821	9,757,608
Moderna Inc *	10,553	316,062
Molina Healthcare Inc *	2,385	333,208
Monster Beverage Corp *	20,057	1,128,407
Moody’s Corp	8,541	1,806,421
Morningstar Inc	999	116,134
Nektar Therapeutics *	1,323	23,616
Neurocrine Biosciences Inc *	4,800	415,440
Nielsen Holdings PLC	2,239	28,077
Paylocity Holding Corp *	1,809	159,771
PayPal Holdings Inc *	61,701	5,907,254
Penumbra Inc *	1,651	266,356
PepsiCo Inc	61,782	7,420,018
Pilgrim’s Pride Corp *	949	17,196
Post Holdings Inc *	1,502	124,621
PPD Inc *	2,104	37,472
PRA Health Sciences Inc *	3,302	274,198
Quanta Services Inc	1,669	52,957
Regeneron Pharmaceuticals Inc *	884	431,648
ResMed Inc	7,446	1,096,721
Reynolds Consumer Products Inc	933	27,216
Robert Half International Inc	5,955	224,801
Rollins Inc	7,421	268,195
S&P Global Inc	12,917	3,165,311
Sabre Corp *	2,478	14,695
Sage Therapeutics Inc *	2,511	72,116
Sarepta Therapeutics Inc *	3,705	362,423
Seattle Genetics Inc *	6,114	705,433
Service Corp International	3,288	128,594
ServiceMaster Global Holdings Inc *	1,110	29,970
Sprouts Farmers Market Inc *	2,857	53,112
Square Inc ‘A’ *	18,031	944,464
STERIS PLC	260	36,392
Stryker Corp	18,014	2,999,151
Sysco Corp	24,766	1,130,073

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Teleflex Inc	2,422	$709,307
The Clorox Co	5,383	932,605
The Coca-Cola Co	137,313	6,076,100
The Cooper Cos Inc	332	91,522
The Estee Lauder Cos Inc ‘A’	11,443	1,823,328
The Hershey Co	6,616	876,620
The Procter & Gamble Co	7,425	816,750
Thermo Fisher Scientific Inc	14,259	4,043,852
TransUnion	9,822	650,020
TreeHouse Foods Inc *	473	20,883
United Rentals Inc *	2,840	292,236
UnitedHealth Group Inc	49,661	12,384,460
Varian Medical Systems Inc *	4,774	490,099
Verisk Analytics Inc	8,366	1,166,053
Vertex Pharmaceuticals Inc *	13,632	3,243,734
West Pharmaceutical Services Inc	2,907	442,591
WEX Inc *	2,265	236,806
Zoetis Inc	25,148	2,959,668

		151,713,788

Energy - 0.1%

Cabot Oil & Gas Corp	13,366	229,762
Cheniere Energy Inc *	6,981	233,863
Diamondback Energy Inc	1,723	45,143
Equitrans Midstream Corp	1,047	5,266
ONEOK Inc	6,652	145,080
Parsley Energy Inc ‘A’	7,924	45,405
Pioneer Natural Resources Co	3,716	260,677

		965,196

Financial - 7.7%

Air Lease Corp	296	6,553
Alleghany Corp	72	39,769
Alliance Data Systems Corp	246	8,278
American Express Co	19,399	1,660,748
American Homes 4 Rent ‘A’ REIT	5,555	128,876
American Tower Corp REIT	23,067	5,022,839
Americold Realty Trust REIT	10,040	341,762
Ameriprise Financial Inc	944	96,741
Aon PLC	12,066	1,991,373
Arch Capital Group Ltd *	2,686	76,444
Arthur J Gallagher & Co	2,138	174,268
Athene Holding Ltd ‘A’ *	2,782	69,049
Axis Capital Holdings Ltd	483	18,668
Brookfield Property REIT Inc ‘A’	3,711	31,506
Brown & Brown Inc	722	26,151
Cboe Global Markets Inc	1,410	125,843
CBRE Group Inc ‘A’ *	6,517	245,756
CIT Group Inc	398	6,869
Colony Capital Inc REIT	2,309	4,041
Comerica Inc	653	19,159
CoreSite Realty Corp REIT	1,473	170,721
Credit Acceptance Corp *	469	119,919
Crown Castle International Corp REIT	21,772	3,143,877
Discover Financial Services	5,764	205,602
E*TRADE Financial Corp	2,256	77,426
Equinix Inc REIT	4,463	2,787,456
Equity LifeStyle Properties Inc REIT	9,116	523,988
Erie Indemnity Co ‘A’	841	124,670
Evercore Inc ‘A’	748	34,453
Everest Re Group Ltd	648	124,688
Extra Space Storage Inc REIT	5,343	511,646
First Republic Bank	1,663	136,832
Interactive Brokers Group Inc ‘A’	1,014	43,774
Intercontinental Exchange Inc	11,478	926,849
Iron Mountain Inc REIT	1,608	38,270
Jones Lang LaSalle Inc	290	29,284
Kemper Corp	587	43,655
Lamar Advertising Co ‘A’ REIT	4,509	231,222
Lazard Ltd ‘A’	2,057	48,463

	Shares	Value
LendingTree Inc *	388	$71,155
LPL Financial Holdings Inc	4,229	230,184
Markel Corp *	52	48,250
Marsh & McLennan Cos Inc	23,366	2,020,224
Mastercard Inc ‘A’	46,560	11,247,034
Outfront Media Inc REIT	1,102	14,855
Primerica Inc	1,557	137,763
Prosperity Bancshares Inc	510	24,608
Public Storage REIT	5,886	1,169,018
Raymond James Financial Inc	1,514	95,685
RenaissanceRe Holdings Ltd (Bermuda)	839	125,279
SBA Communications Corp REIT	5,883	1,588,234
SEI Investments Co	3,175	147,130
Signature Bank	1,359	109,250
Simon Property Group Inc REIT	14,306	784,827
Sun Communities Inc REIT	1,165	145,450
SVB Financial Group *	198	29,914
Synchrony Financial	8,377	134,786
Synovus Financial Corp	581	10,202
T Rowe Price Group Inc	3,476	339,431
TD Ameritrade Holding Corp	12,205	423,025
The Charles Schwab Corp	36,132	1,214,758
The Howard Hughes Corp *	644	32,535
The Progressive Corp	10,001	738,474
The Travelers Cos Inc	2,243	222,842
The Western Union Co	4,857	88,057
UDR Inc REIT	746	27,259
Virtu Financial Inc ‘A’	1,043	21,715
Visa Inc ‘A’	89,973	14,496,450
Voya Financial Inc	545	22,100
Western Alliance Bancorp	528	16,162

		55,194,144

Industrial - 7.2%

3M Co	22,478	3,068,472
Acuity Brands Inc	526	45,057
Agilent Technologies Inc	1,537	110,080
Allegion PLC	3,669	337,621
AMETEK Inc	9,472	682,173
Amphenol Corp ‘A’	15,292	1,114,481
AO Smith Corp	1,170	44,238
AptarGroup Inc	1,405	139,854
Armstrong World Industries Inc	2,642	209,828
Ball Corp	16,925	1,094,370
Berry Global Group Inc *	2,607	87,882
BWX Technologies Inc	3,710	180,714
Carlisle Cos Inc	2,506	313,952
Caterpillar Inc	2,197	254,940
CH Robinson Worldwide Inc	5,401	357,546
Cognex Corp	8,594	362,839
Crown Holdings Inc *	3,932	228,213
CSX Corp	13,943	798,934
Deere & Co	1,669	230,589
Donaldson Co Inc	6,605	255,151
Dover Corp	3,344	280,695
Eagle Materials Inc	1,740	101,651
Emerson Electric Co	2,837	135,183
Expeditors International of Washington Inc	6,401	427,075
FLIR Systems Inc	701	22,355
Flowserve Corp	1,427	34,091
Fortive Corp	3,493	192,779
Fortune Brands Home & Security Inc	2,292	99,129
General Dynamics Corp	911	120,534
Graco Inc	8,650	421,514
HEICO Corp	2,284	170,409
HEICO Corp ‘A’	4,042	258,284
Hexcel Corp	3,994	148,537
Honeywell International Inc	18,427	2,465,348
Hubbell Inc	1,570	180,142
Huntington Ingalls Industries Inc	1,666	303,562

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
IDEX Corp	1,984	$274,010
Illinois Tool Works Inc	16,802	2,387,900
Ingersoll Rand Inc *	10,600	262,880
Jabil Inc	1,613	39,648
JB Hunt Transport Services Inc	1,367	126,078
Keysight Technologies Inc *	9,832	822,742
L3Harris Technologies Inc	5,830	1,050,100
Landstar System Inc	1,867	178,971
Lennox International Inc	1,679	305,225
Lincoln Electric Holdings Inc	2,899	200,031
Lockheed Martin Corp	12,986	4,401,605
Martin Marietta Materials Inc	1,008	190,744
Mettler-Toledo International Inc *	1,244	858,994
National Instruments Corp	368	12,173
Nordson Corp	2,734	369,281
Norfolk Southern Corp	1,823	266,158
Northrop Grumman Corp	8,204	2,482,120
Old Dominion Freight Line Inc	2,160	283,522
PerkinElmer Inc	1,223	92,067
Raytheon Co	9,115	1,195,432
Republic Services Inc	761	57,121
Rockwell Automation Inc	6,043	911,949
Roper Technologies Inc	833	259,738
Sealed Air Corp	584	14,431
Sensata Technologies Holding PLC *	3,536	102,296
Spirit AeroSystems Holdings Inc ‘A’	4,605	110,198
The Boeing Co *	27,803	4,146,539
The Middleby Corp *	2,912	165,635
Trane Technologies PLC	11,746	970,102
TransDigm Group Inc	2,189	700,896
Trimble Inc *	2,167	68,976
Union Pacific Corp	36,470	5,143,729
United Parcel Service Inc ‘B’	36,670	3,425,711
Universal Display Corp	2,237	294,792
Vulcan Materials Co	6,335	684,623
Waste Management Inc	17,423	1,612,673
Waters Corp *	3,353	610,414
Westinghouse Air Brake Technologies Corp	2,523	121,432
Woodward Inc	2,271	134,988
XPO Logistics Inc *	2,794	136,208
Xylem Inc	9,389	611,506

		51,361,860

Technology - 30.3%

Accenture PLC ‘A’	33,466	5,463,659
Activision Blizzard Inc *	2,111	125,562
Adobe Inc *	25,260	8,038,742
Advanced Micro Devices Inc *	54,122	2,461,469
Akamai Technologies Inc *	7,586	694,043
Alteryx Inc ‘A’ *	2,434	231,644
Analog Devices Inc	2,610	233,987
ANSYS Inc *	4,382	1,018,684
Apple Inc	216,504	55,054,802
Applied Materials Inc	25,949	1,188,983
Aspen Technology Inc *	3,577	340,065
Atlassian Corp PLC ‘A’ *	6,278	861,718
Autodesk Inc *	8,925	1,393,193
Bill.Com Holdings Inc *	470	16,074
Black Knight Inc *	7,509	435,973
Broadcom Inc	20,287	4,810,048
Broadridge Financial Solutions Inc	5,963	565,471
Cadence Design Systems Inc *	14,575	962,533
CDK Global Inc	6,376	209,452
Ceridian HCM Holding Inc *	3,956	198,077
Cerner Corp	16,402	1,033,162
Change Healthcare Inc *	5,411	54,056
Citrix Systems Inc	5,441	770,174
Cognizant Technology Solutions Corp ‘A’	2,323	107,950
Coupa Software Inc *	3,335	466,000
Cree Inc *	403	14,290

	Shares	Value
Dell Technologies Inc ‘C’ *	5,966	$235,955
DocuSign Inc *	8,291	766,088
Dropbox Inc ‘A’ *	11,416	206,630
Dynatrace Inc *	5,535	131,954
Elastic NV *	2,837	158,333
Electronic Arts Inc *	13,512	1,353,497
Entegris Inc	7,035	314,957
EPAM Systems Inc *	2,720	504,995
Fair Isaac Corp *	1,487	457,535
Fidelity National Information Services Inc	19,601	2,384,266
Fiserv Inc *	29,613	2,812,939
Fortinet Inc *	7,512	759,989
Genpact Ltd	9,798	286,102
Guidewire Software Inc *	4,337	343,967
HP Inc	3,962	68,780
HubSpot Inc *	2,148	286,092
International Business Machines Corp	28,182	3,126,229
Intuit Inc	13,066	3,005,180
IPG Photonics Corp *	130	14,336
Jack Henry & Associates Inc	3,554	551,723
KLA Corp	8,229	1,182,836
Lam Research Corp	6,651	1,596,240
Manhattan Associates Inc *	3,224	160,620
Maxim Integrated Products Inc	5,293	257,293
Medallia Inc *	2,884	57,795
Microchip Technology Inc	3,471	235,334
Microsoft Corp	397,214	62,644,620
MongoDB Inc *	2,223	303,528
Monolithic Power Systems Inc	2,218	371,426
MSCI Inc	4,318	1,247,729
NCR Corp *	7,102	125,705
NetApp Inc	11,980	499,446
New Relic Inc *	2,596	120,039
Nutanix Inc ‘A’ *	9,516	150,353
NVIDIA Corp	30,644	8,077,758
Oracle Corp	105,365	5,092,290
Paychex Inc	16,844	1,059,825
Paycom Software Inc *	2,582	521,590
Pegasystems Inc	2,065	147,090
Pluralsight Inc ‘A’ *	3,136	34,433
PTC Inc *	5,452	333,717
Pure Storage Inc ‘A’ *	12,943	159,199
QUALCOMM Inc	59,983	4,057,850
RealPage Inc *	4,292	227,176
RingCentral Inc ‘A’ *	3,902	826,873
salesforce.com Inc *	44,090	6,348,078
ServiceNow Inc *	9,778	2,802,179
Skyworks Solutions Inc	444	39,685
Smartsheet Inc ‘A’ *	4,623	191,901
SolarWinds Corp *	561	8,791
Splunk Inc *	8,173	1,031,678
SS&C Technologies Holdings Inc	10,497	459,979
Synopsys Inc *	7,808	1,005,592
Take-Two Interactive Software Inc *	2,725	323,212
Teradata Corp *	5,878	120,440
Teradyne Inc	8,750	473,988
Texas Instruments Inc	49,228	4,919,354
Twilio Inc ‘A’ *	6,433	575,689
Tyler Technologies Inc *	2,009	595,789
Veeva Systems Inc ‘A’ *	6,874	1,074,887
VMware Inc ‘A’ *	4,032	488,275
Workday Inc ‘A’ *	8,683	1,130,700
Xilinx Inc	13,070	1,018,676
Zebra Technologies Corp ‘A’ *	2,803	514,631
Zscaler Inc *	3,631	220,983
Zynga Inc ‘A’ *	9,312	63,787

		217,418,417

Total Common Stocks (Cost $478,199,029)		682,626,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value

EXCHANGE-TRADED FUND - 1.5%

iShares Russell 1000 Growth	71,701	$10,801,756

Total Exchange-Traded Fund (Cost $10,875,307)		10,801,756

	Principal Amount

SHORT-TERM INVESTMENT - 3.0%

Repurchase Agreement - 3.0%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $21,705,202; collateralized by U.S. Treasury Notes: 1.375% due 10/15/22 and value $22,144,372)	$21,705,202	21,705,202

Total Short-Term Investment (Cost $21,705,202)		21,705,202

TOTAL INVESTMENTS - 99.8% (Cost $510,779,538)		715,133,708

DERIVATIVES - 0.3%		2,021,767

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(506,261)

NET ASSETS - 100.0%		$716,649,214

Notes to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(a)	Open futures contracts outstanding as of March 31, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-MINI Index	06/20	84	$12,026,438	$13,080,900	$1,054,462
S&P 500 E-Mini Index	06/20	78	9,054,525	10,021,830	967,305

Total Futures Contracts					$2,021,767

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$682,626,750	$682,626,750	$-	$-
	Exchange-Traded Fund	10,801,756	10,801,756	-	-
	Short-Term Investment	21,705,202	-	21,705,202	-
	Derivatives:
	Equity Contracts
	Futures	2,021,767	2,021,767	-	-

	Total	$717,155,475	$695,450,273	$21,705,202	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.7%

Basic Materials - 3.3%

Air Products & Chemicals Inc	11,927	$2,380,748
Albemarle Corp	6,639	374,240
Alcoa Corp *	12,438	76,618
Ashland Global Holdings Inc	3,358	168,135
Axalta Coating Systems Ltd *	8,929	154,204
Cabot Corp	3,585	93,640
Celanese Corp	7,520	551,893
CF Industries Holdings Inc	12,409	337,525
Domtar Corp	3,611	78,142
Dow Inc	47,306	1,383,227
DuPont de Nemours Inc	46,900	1,599,290
Eastman Chemical Co	8,635	402,218
Element Solutions Inc *	8,556	71,528
FMC Corp	8,157	666,345
Freeport-McMoRan Inc *	91,419	617,078
Huntsman Corp	13,596	196,190
International Flavors & Fragrances Inc	6,739	687,917
International Paper Co	24,791	771,744
Linde PLC (United Kingdom)	33,947	5,872,831
LyondellBasell Industries NV ‘A’	16,798	833,685
NewMarket Corp	29	11,103
Newmont Corp	51,627	2,337,671
Nucor Corp	19,297	695,078
Olin Corp	10,180	118,801
PPG Industries Inc	10,061	841,100
Reliance Steel & Aluminum Co	4,105	359,557
Royal Gold Inc	2,825	247,781
RPM International Inc	6,701	398,710
Southern Copper Corp (Peru)	1,265	35,622
Steel Dynamics Inc	13,025	293,584
The Chemours Co	10,320	91,538
The Mosaic Co	21,791	235,779
United States Steel Corp	9,722	61,346
Univar Solutions Inc *	10,689	114,586
Valvoline Inc	11,872	155,404
Westlake Chemical Corp	2,327	88,822

		23,403,680

Communications - 8.2%

AT&T Inc	461,454	13,451,384
CenturyLink Inc	68,715	650,044
Charter Communications Inc ‘A’ *	3,906	1,704,227
Ciena Corp *	9,650	384,167
Comcast Corp ‘A’	150,866	5,186,773
CommScope Holding Co Inc *	12,582	114,622
Corning Inc	32,704	671,740
Discovery Inc ‘A’ *	10,107	196,480
Discovery Inc ‘C’ *	20,891	366,428
DISH Network Corp ‘A’ *	16,380	327,436
EchoStar Corp ‘A’ *	3,081	98,500
Expedia Group Inc	997	56,101
F5 Networks Inc *	242	25,804
Fox Corp ‘A’	19,456	459,745
Fox Corp ‘B’	9,141	209,146
GCI Liberty Inc ‘A’ *	6,192	352,758
IAC/InterActiveCorp *	1,968	352,725
John Wiley & Sons Inc ‘A’	2,894	108,496
Juniper Networks Inc	20,947	400,926
Liberty Broadband Corp ‘A’ *	1,498	160,286
Liberty Broadband Corp ‘C’ *	6,717	743,706
Liberty Media Corp-Liberty Formula One ‘A’ *	1,369	35,348
Liberty Media Corp-Liberty Formula One ‘C’ *	12,591	342,853
Liberty Media Corp-Liberty SiriusXM ‘A’ *	5,338	169,161
Liberty Media Corp-Liberty SiriusXM ‘C’ *	9,743	308,074
LogMeIn Inc *	3,029	252,255

	Shares	Value
Lyft Inc ‘A’ *	11,001	$295,377
Motorola Solutions Inc	2,822	375,100
News Corp ‘A’	23,795	213,560
News Corp ‘B’	8,199	73,709
Nexstar Media Group Inc ‘A’	560	32,329
NortonLifeLock Inc	35,468	663,606
Omnicom Group Inc	6,406	351,689
Sprint Corp *	35,742	308,096
T-Mobile US Inc *	9,453	793,107
Telephone & Data Systems Inc	6,325	106,007
The Interpublic Group of Cos Inc	22,028	356,633
The New York Times Co ‘A’	8,297	254,801
The Walt Disney Co	110,357	10,660,486
TripAdvisor Inc	565	9,825
Uber Technologies Inc *	53,401	1,490,956
United States Cellular Corp *	866	25,365
VeriSign Inc *	2,019	363,602
Verizon Communications Inc	261,592	14,055,338
ViacomCBS Inc ‘A’	330	5,884
ViacomCBS Inc ‘B’	15,370	215,334
ViaSat Inc*	3,618	129,959
Zillow Group Inc ‘A’ *	3,643	123,753
Zillow Group Inc ‘C’ *	7,820	281,676

		58,315,377

Consumer, Cyclical - 7.1%

Advance Auto Parts Inc	3,194	298,064
Alaska Air Group Inc *	4,262	121,339
American Airlines Group Inc	22,291	271,727
Aptiv PLC *	15,167	746,823
Aramark	15,780	315,127
AutoNation Inc *	3,542	99,389
Best Buy Co Inc	11,107	633,099
BorgWarner Inc	13,035	317,663
Brunswick Corp	5,111	180,776
Caesars Entertainment Corp *	36,178	244,563
Capri Holdings Ltd (Peru) *	4,556	49,159
CarMax Inc *	5,453	293,535
Carnival Corp *	25,195	331,818
Carter’s Inc	1,524	100,173
Casey’s General Stores Inc	1,726	228,678
Choice Hotels International Inc	1,278	78,277
Cinemark Holdings Inc	5,882	59,938
Columbia Sportswear Co	575	40,118
Copa Holdings SA ‘A’ (Panama)	1,658	75,091
Cummins Inc	9,280	1,255,770
Delta Air Lines Inc *	28,812	822,006
Dick’s Sporting Goods Inc	3,572	75,941
Dolby Laboratories Inc ‘A’	3,438	186,374
Dollar General Corp	971	146,631
Dollar Tree Inc *	6,825	501,433
DR Horton Inc	21,165	719,610
Dunkin’ Brands Group Inc	298	15,824
Extended Stay America Inc	10,398	76,009
Fastenal Co	3,445	107,656
Foot Locker Inc	6,578	145,045
Ford Motor Co *	246,947	1,192,754
General Motors Co	78,389	1,628,923
Genuine Parts Co	8,892	598,698
Hanesbrands Inc	4,462	35,116
Harley-Davidson Inc	9,678	183,205
HD Supply Holdings Inc *	10,190	289,702
Hilton Grand Vacations Inc *	5,037	79,433
Hyatt Hotels Corp ‘A’	2,395	114,720
IAA Inc *	885	26,515
International Game Technology PLC	5,154	30,666
JetBlue Airways Corp *	16,560	148,212
KAR Auction Services Inc	457	5,484
Kohl’s Corp	9,898	144,412
L Brands Inc	12,126	140,177

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Las Vegas Sands Corp	11,075	$470,355
Lear Corp	3,861	313,706
Leggett & Platt Inc	8,269	220,617
Lennar Corp ‘A’	10,239	391,130
Lennar Corp ‘B’	482	13,939
Lions Gate Entertainment Corp ‘A’ *	4,813	29,263
Lions Gate Entertainment Corp ‘B’ *	6,209	34,646
LKQ Corp *	16,617	340,815
Macy’s Inc *	19,568	96,079
Mattel Inc *	7,348	64,736
McDonald’s Corp	39,945	6,604,906
MGM Resorts International	28,066	331,179
Mohawk Industries Inc *	3,719	283,537
MSC Industrial Direct Co Inc ‘A’	2,767	152,102
Newell Brands Inc	23,934	317,844
Norwegian Cruise Line Holdings Ltd *	10,678	117,031
Nu Skin Enterprises Inc ‘A’	3,041	66,446
PACCAR Inc	21,410	1,308,793
Penske Automotive Group Inc	1,892	52,976
Polaris Inc	327	15,745
PulteGroup Inc	15,805	352,768
PVH Corp	4,595	172,956
Qurate Retail Inc ‘A’ *	24,409	149,017
Ralph Lauren Corp	3,060	204,500
Resideo Technologies Inc *	6,813	32,975
Royal Caribbean Cruises Ltd	10,845	348,884
Six Flags Entertainment Corp	3,995	50,097
Skechers U.S.A. Inc ‘A’ *	5,304	125,917
Southwest Airlines Co	11,918	424,400
Tapestry Inc *	17,452	226,003
Target Corp	29,316	2,725,508
The Gap Inc	13,542	95,336
The Goodyear Tire & Rubber Co	15,048	87,579
The Home Depot Inc	29,634	5,532,964
The Madison Square Garden Co ‘A’ *	1,080	228,323
Thor Industries Inc	3,355	141,514
Tiffany & Co	7,622	987,049
Toll Brothers Inc	7,811	150,362
Under Armour Inc ‘A’ *	4,947	45,562
Under Armour Inc ‘C’ *	3,627	29,234
United Airlines Holdings Inc *	11,450	361,247
Urban Outfitters Inc *	4,339	61,787
Vail Resorts Inc	238	35,155
WABCO Holdings Inc *	556	75,088
Walgreens Boots Alliance Inc	47,610	2,178,157
Walmart Inc	87,831	9,979,358
Watsco Inc	2,049	323,803
WESCO International Inc *	2,314	52,875
Whirlpool Corp	3,914	335,821
Williams-Sonoma Inc	3,989	169,612
Wyndham Destinations Inc	5,656	122,735
Wyndham Hotels & Resorts Inc	4,114	129,632
Wynn Resorts Ltd	1,217	73,251
Yum China Holdings Inc (China)	4,418	188,339
Yum! Brands Inc	2,124	145,558

		50,724,884

Consumer, Non-Cyclical - 22.8%

2U Inc *	1,949	41,358
Abbott Laboratories	61,707	4,869,299
Acadia Healthcare Co Inc *	4,921	90,300
Adaptive Biotechnologies Corp *	1,219	33,864
ADT Inc	5,655	24,430
Agios Pharmaceuticals Inc *	3,397	120,526
Alexion Pharmaceuticals Inc *	3,278	294,332
Alkermes PLC *	9,868	142,297
Allergan PLC	20,727	3,670,752
Alnylam Pharmaceuticals Inc *	1,109	120,715
Altria Group Inc	60,557	2,341,739
AMERCO	558	162,127

	Shares	Value
Amgen Inc	2,981	$604,338
Anthem Inc	11,349	2,576,677
Archer-Daniels-Midland Co	35,159	1,236,894
Avantor Inc *	6,284	78,487
Avery Dennison Corp	300	30,561
Baxter International Inc	16,146	1,310,894
Becton Dickinson and Co	15,480	3,556,840
Beyond Meat Inc *	2,992	199,267
Bio-Rad Laboratories Inc ‘A’ *	1,337	468,699
Biogen Inc *	7,208	2,280,467
Bluebird Bio Inc *	3,491	160,446
Bristol-Myers Squibb Co	61,056	3,403,261
Brown-Forman Corp ‘B’	903	50,126
Bunge Ltd	8,690	356,551
Campbell Soup Co	4,563	210,628
Cantel Medical Corp	885	31,771
Cardinal Health Inc	18,480	885,931
Catalent Inc *	9,657	501,681
Centene Corp *	5,273	313,269
Cigna Corp	16,104	2,853,307
Colgate-Palmolive Co	53,100	3,523,716
Conagra Brands Inc	30,437	893,022
Constellation Brands Inc ‘A’	10,009	1,434,890
CoreLogic Inc	4,697	143,446
Corteva Inc	47,353	1,112,795
Coty Inc ‘A’	19,029	98,190
Covetrus Inc *	5,368	43,696
CVS Health Corp	82,048	4,867,908
Danaher Corp	36,849	5,100,270
DaVita Inc *	5,501	418,406
DENTSPLY SIRONA Inc	14,056	545,794
Elanco Animal Health Inc *	25,011	559,996
Encompass Health Corp	3,083	197,404
Envista Holdings Corp *	4,674	69,830
Equifax Inc	1,169	139,637
Exelixis Inc *	11,127	191,607
Flowers Foods Inc	12,270	251,780
General Mills Inc	38,227	2,017,239
Gilead Sciences Inc	69,002	5,158,589
Graham Holdings Co ‘B’	269	91,775
Grand Canyon Education Inc *	2,723	207,724
Grocery Outlet Holding Corp *	2,814	96,633
H&R Block Inc	10,441	147,009
HCA Healthcare Inc	6,851	615,562
Henry Schein Inc *	8,044	406,383
Herbalife Nutrition Ltd *	5,329	155,394
Hill-Rom Holdings Inc	2,035	204,721
Hologic Inc *	3,307	116,076
Horizon Therapeutics Plc *	10,372	307,219
Hormel Foods Corp	17,542	818,159
Humana Inc	4,772	1,498,503
ICU Medical Inc *	843	170,092
IHS Markit Ltd	9,121	547,260
Ingredion Inc	4,217	318,383
Integra LifeSciences Holdings Corp *	4,458	199,139
IQVIA Holdings Inc *	6,386	688,794
Jazz Pharmaceuticals PLC *	364	36,305
Johnson & Johnson	142,539	18,691,139
Kellogg Co	9,589	575,244
Keurig Dr Pepper Inc	14,923	362,181
Kimberly-Clark Corp	21,564	2,757,389
Laboratory Corp of America Holdings *	5,745	726,111
Lamb Weston Holdings Inc	6,831	390,050
Macquarie Infrastructure Corp	4,884	123,321
ManpowerGroup Inc	3,703	196,222
McCormick & Co Inc	2,739	386,774
McKesson Corp	9,064	1,225,997
MEDNAX Inc *	4,472	52,054
Medtronic PLC	84,808	7,647,985
Merck & Co Inc	8,397	646,065
Moderna Inc *	1,483	44,416

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Molina Healthcare Inc *	757	$105,760
Molson Coors Beverage Co ‘B’	10,987	428,603
Mondelez International Inc ‘A’	89,816	4,497,985
Mylan NV *	32,457	483,934
Nektar Therapeutics *	8,975	160,204
Nielsen Holdings PLC	19,622	246,060
PepsiCo Inc	14,174	1,702,297
Perrigo Co PLC	7,959	382,748
Pfizer Inc	351,641	11,477,562
Philip Morris International Inc	98,225	7,166,496
Pilgrim’s Pride Corp *	1,877	34,011
Post Holdings Inc *	2,270	188,342
PPD Inc *	1,749	31,150
Premier Inc ‘A’ *	3,890	127,281
QIAGEN NV *	13,955	580,528
Quanta Services Inc	6,876	218,175
Quest Diagnostics Inc	8,402	674,681
Regeneron Pharmaceuticals Inc *	4,100	2,001,989
Reynolds Consumer Products Inc	1,699	49,560
Sabre Corp *	12,565	74,510
Seaboard Corp	18	50,630
Service Corp International	7,121	278,502
ServiceMaster Global Holdings Inc *	7,248	195,696
Spectrum Brands Holdings Inc	2,857	103,909
Sprouts Farmers Market Inc *	4,130	76,777
STERIS PLC	4,978	696,771
The Clorox Co	1,472	255,024
The Coca-Cola Co	77,054	3,409,639
The Cooper Cos Inc	2,652	731,077
The Hain Celestial Group Inc*	5,238	136,031
The Hershey Co	1,160	153,700
The JM Smucker Co	6,934	769,674
The Kraft Heinz Co	39,423	975,325
The Kroger Co	50,164	1,510,940
The Procter & Gamble Co	144,883	15,937,130
Thermo Fisher Scientific Inc	8,037	2,279,293
TreeHouse Foods Inc *	2,912	128,565
Tyson Foods Inc ‘A’	18,166	1,051,266
United Rentals Inc *	1,364	140,356
United Therapeutics Corp *	2,727	258,588
Universal Health Services Inc ‘B’	4,946	490,050
US Foods Holding Corp *	13,762	243,725
West Pharmaceutical Services Inc	1,122	170,824
Zimmer Biomet Holdings Inc	12,947	1,308,683

		162,224,179

Energy - 5.1%

Antero Midstream Corp	12,492	26,233
Antero Resources Corp *	14,625	10,426
Apache Corp	23,717	99,137
Apergy Corp *	4,143	23,822
Baker Hughes Co	41,112	431,676
Cabot Oil & Gas Corp	9,460	162,617
Centennial Resource Development Inc ‘A’ *	10,076	2,650
Cheniere Energy Inc *	6,176	206,896
Chesapeake Energy Corp *	72,212	12,471
Chevron Corp	120,497	8,731,213
Cimarex Energy Co	6,389	107,527
Concho Resources Inc	12,572	538,710
ConocoPhillips	68,619	2,113,465
Continental Resources Inc	4,814	36,779
Devon Energy Corp	24,129	166,731
Diamondback Energy Inc	8,009	209,836
EOG Resources Inc	36,674	1,317,330
EQT Corp *	16,053	113,495
Equitrans Midstream Corp	12,990	65,340
Exxon Mobil Corp	267,568	10,159,557
First Solar Inc *	5,202	187,584
Halliburton Co	55,065	377,195
Helmerich & Payne Inc	6,845	107,124

	Shares	Value
Hess Corp	16,954	$564,568
HollyFrontier Corp	9,413	230,713
Kinder Morgan Inc	122,944	1,711,381
Kosmos Energy Ltd * (Ghana)	20,043	17,951
Marathon Oil Corp	50,591	166,444
Marathon Petroleum Corp	40,634	959,775
Murphy Oil Corp	10,443	64,016
National Oilwell Varco Inc	24,406	239,911
Noble Energy Inc	30,003	181,218
Occidental Petroleum Corp	56,576	655,150
ONEOK Inc	17,677	385,535
Parsley Energy Inc ‘A’	9,272	53,129
Patterson-UTI Energy Inc	10,901	25,617
PBF Energy Inc ‘A’ *	6,716	47,549
Phillips 66	27,862	1,494,796
Pioneer Natural Resources Co	5,974	419,076
Range Resources Corp *	11,627	26,510
Schlumberger Ltd	88,029	1,187,511
Targa Resources Corp	14,999	103,643
The Williams Cos Inc	76,614	1,084,088
Transocean Ltd *	31,666	36,733
Valero Energy Corp	25,893	1,174,507
WPX Energy Inc *	27,718	84,540

		36,122,175

Financial - 24.5%

Affiliated Managers Group Inc	3,091	182,802
Aflac Inc	45,863	1,570,349
AGNC Investment Corp REIT	34,058	360,334
Air Lease Corp	6,460	143,024
Alexandria Real Estate Equities Inc REIT	7,651	1,048,646
Alleghany Corp	789	435,804
Alliance Data Systems Corp	2,510	84,462
Ally Financial Inc	23,592	340,433
American Campus Communities Inc REIT	8,618	239,149
American Express Co	18,494	1,583,271
American Financial Group Inc	4,641	325,241
American Homes 4 Rent ‘A’ REIT	9,234	214,229
American International Group Inc	54,992	1,333,556
American National Insurance Co	443	36,494
Ameriprise Financial Inc	6,885	705,575
Annaly Capital Management Inc REIT	90,043	456,518
Apartment Investment & Management Co ‘A’ REIT	9,245	324,962
Apple Hospitality REIT Inc *	14,017	128,536
Arch Capital Group Ltd *	20,802	592,025
Arthur J Gallagher & Co	9,289	757,146
Associated Banc-Corp	9,708	124,165
Assurant Inc	3,815	397,103
Assured Guaranty Ltd	5,889	151,877
Athene Holding Ltd ‘A’ *	5,552	137,801
AvalonBay Communities Inc REIT	8,795	1,294,360
Axis Capital Holdings Ltd	4,686	181,114
Bank of America Corp	505,184	10,725,056
Bank of Hawaii Corp	2,503	138,266
Bank OZK	7,665	128,005
BankUnited Inc	5,947	111,209
Berkshire Hathaway Inc ‘B’ *	123,612	22,599,982
BGC Partners Inc ‘A’	16,937	42,681
BlackRock Inc	7,483	3,292,296
BOK Financial Corp	2,057	87,546
Boston Properties Inc REIT	9,755	899,704
Brandywine Realty Trust REIT	11,077	116,530
Brighthouse Financial Inc *	6,696	161,842
Brixmor Property Group Inc REIT	18,530	176,035
Brown & Brown Inc	13,966	505,849
Camden Property Trust REIT	5,888	466,565
Capital One Financial Corp	28,702	1,447,155
Cboe Global Markets Inc	5,266	469,990
CBRE Group Inc ‘A’ *	13,307	501,807

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Chimera Investment Corp REIT	11,613	$105,678
Chubb Ltd	28,475	3,180,373
Cincinnati Financial Corp	9,602	724,471
CIT Group Inc	5,632	97,208
Citigroup Inc	133,547	5,625,000
Citizens Financial Group Inc	27,409	515,563
CME Group Inc	22,372	3,868,343
CNA Financial Corp	1,599	49,633
Colony Capital Inc REIT	25,435	44,511
Columbia Property Trust Inc REIT	7,579	94,738
Comerica Inc	8,448	247,864
Commerce Bancshares Inc	6,401	322,290
CoreSite Realty Corp REIT	563	65,252
Corporate Office Properties Trust REIT	6,991	154,711
Cousins Properties Inc REIT	9,171	268,435
Credit Acceptance Corp *	59	15,086
CubeSmart REIT	12,095	324,025
Cullen/Frost Bankers Inc	3,571	199,226
CyrusOne Inc REIT	7,059	435,893
Digital Realty Trust Inc REIT	16,475	2,288,542
Discover Financial Services	12,684	452,438
Douglas Emmett Inc REIT	10,409	317,579
Duke Realty Corp REIT	23,178	750,504
E*TRADE Financial Corp	11,483	394,097
East West Bancorp Inc	9,166	235,933
Eaton Vance Corp	6,695	215,914
Empire State Realty Trust Inc ‘A’ REIT	9,683	86,760
EPR Properties REIT	5,089	123,256
Equitable Holdings Inc	26,099	377,131
Equity Commonwealth REIT	7,575	240,203
Equity Residential REIT	23,083	1,424,452
Erie Indemnity Co ‘A’	526	77,974
Essex Property Trust Inc REIT	4,133	910,252
Evercore Inc ‘A’	1,449	66,741
Everest Re Group Ltd	1,770	340,583
Extra Space Storage Inc REIT	1,510	144,598
Federal Realty Investment Trust REIT	4,721	352,234
Fidelity National Financial Inc	16,658	414,451
Fifth Third Bancorp	44,706	663,884
First American Financial Corp	6,882	291,866
First Citizens BancShares Inc ‘A’	438	145,797
First Hawaiian Inc	8,265	136,620
First Horizon National Corp	19,299	155,550
First Republic Bank	8,789	723,159
FNB Corp	20,381	150,208
Franklin Resources Inc	17,450	291,240
Gaming and Leisure Properties Inc REIT	12,757	353,496
Globe Life Inc	6,727	484,142
Healthcare Trust of America Inc ‘A’ REIT	13,523	328,338
Healthpeak Properties Inc REIT	31,903	760,887
Highwoods Properties Inc REIT	6,423	227,503
Host Hotels & Resorts Inc REIT	44,785	494,426
Hudson Pacific Properties Inc REIT	9,512	241,224
Huntington Bancshares Inc	63,578	521,975
Interactive Brokers Group Inc ‘A’	3,430	148,073
Intercontinental Exchange Inc	20,897	1,687,433
Invesco Ltd	24,021	218,111
Invitation Homes Inc REIT	33,579	717,583
Iron Mountain Inc REIT	15,958	379,800
Janus Henderson Group PLC (United Kingdom)	9,915	151,898
JBG SMITH Properties REIT	7,695	244,932
Jefferies Financial Group Inc	15,788	215,822
Jones Lang LaSalle Inc	2,877	290,519
JPMorgan Chase & Co	197,075	17,742,662
Kemper Corp	3,230	240,215
KeyCorp	61,762	640,472
Kilroy Realty Corp REIT	6,550	417,235
Kimco Realty Corp REIT	25,906	250,511
Lazard Ltd ‘A’	4,021	94,735
Legg Mason Inc	5,411	264,327

	Shares	Value
Life Storage Inc REIT	2,924	$276,464
Lincoln National Corp	12,605	331,764
Loews Corp	15,613	543,801
M&T Bank Corp	8,227	850,919
Markel Corp *	784	727,466
Marsh & McLennan Cos Inc	3,930	339,788
Medical Properties Trust Inc REIT	32,123	555,407
Mercury General Corp	1,845	75,128
MetLife Inc	49,122	1,501,660
MFA Financial Inc REIT *	29,022	44,984
MGIC Investment Corp	21,855	138,779
Mid-America Apartment Communities Inc REIT	7,167	738,416
Morgan Stanley	73,521	2,499,714
Nasdaq Inc	7,232	686,678
National Retail Properties Inc REIT	10,783	347,105
Navient Corp	12,839	97,320
New Residential Investment Corp REIT	26,157	131,047
New York Community Bancorp Inc	28,559	268,169
Northern Trust Corp	12,175	918,725
Old Republic International Corp	17,683	269,666
Omega Healthcare Investors Inc REIT	14,233	377,744
OneMain Holdings Inc	4,411	84,338
Outfront Media Inc REIT	7,859	105,939
PacWest Bancorp	7,430	133,146
Paramount Group Inc REIT	12,820	112,816
Park Hotels & Resorts Inc REIT	15,542	122,937
People’s United Financial Inc	27,778	306,947
Pinnacle Financial Partners Inc	4,738	177,865
Popular Inc	5,947	208,145
Primerica Inc	649	57,424
Principal Financial Group Inc	17,158	537,732
Prologis Inc REIT	46,281	3,719,604
Prosperity Bancshares Inc	5,126	247,329
Prudential Financial Inc	25,064	1,306,837
Public Storage REIT	2,278	452,434
Raymond James Financial Inc	6,017	380,274
Rayonier Inc REIT	8,152	191,980
Realty Income Corp REIT	20,585	1,026,368
Regency Centers Corp REIT	10,506	403,746
Regions Financial Corp	60,783	545,224
Reinsurance Group of America Inc	3,943	331,764
RenaissanceRe Holdings Ltd (Bermuda)	1,701	253,993
Retail Properties of America Inc ‘A’ REIT	12,099	62,552
Santander Consumer USA Holdings Inc	6,494	90,332
SEI Investments Co	4,195	194,396
Service Properties Trust REIT	8,970	48,438
Signature Bank	1,707	137,226
Simon Property Group Inc REIT	2,222	121,899
SITE Centers Corp REIT	10,216	53,225
SL Green Realty Corp REIT	4,984	214,810
SLM Corp	26,535	190,787
Spirit Realty Capital Inc REIT	6,262	163,751
Starwood Property Trust Inc REIT	17,009	174,342
State Street Corp	22,537	1,200,546
Sterling Bancorp	12,335	128,901
STORE Capital Corp REIT	13,500	244,620
Sun Communities Inc REIT	4,337	541,474
SVB Financial Group *	3,036	458,679
Synchrony Financial	28,205	453,818
Synovus Financial Corp	8,187	143,764
T Rowe Price Group Inc	10,348	1,010,482
Taubman Centers Inc REIT	3,687	154,412
TCF Financial Corp	9,551	216,426
TD Ameritrade Holding Corp	2,345	81,278
Texas Capital Bancshares Inc *	3,326	73,737
TFS Financial Corp	3,214	49,078
The Allstate Corp	20,088	1,842,672
The Bank of New York Mellon Corp	50,625	1,705,050
The Charles Schwab Corp	29,118	978,947
The Goldman Sachs Group Inc	20,127	3,111,433
The Hanover Insurance Group Inc	2,411	218,388

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
The Hartford Financial Services Group Inc	22,737	$801,252
The Howard Hughes Corp *	1,757	88,764
The Macerich Co REIT	9,346	52,618
The PNC Financial Services Group Inc	27,326	2,615,645
The Progressive Corp	24,782	1,829,903
The Travelers Cos Inc	13,494	1,340,629
The Western Union Co	20,606	373,587
Truist Financial Corp	84,560	2,607,830
Two Harbors Investment Corp REIT	16,977	64,682
UDR Inc REIT	17,308	632,434
Umpqua Holdings Corp	13,773	150,126
Unum Group	12,780	191,828
US Bancorp	88,034	3,032,771
Ventas Inc REIT	23,510	630,068
VEREIT Inc REIT	67,281	329,004
VICI Properties Inc REIT	29,094	484,124
Virtu Financial Inc ‘A’	1,581	32,916
Vornado Realty Trust REIT	10,897	394,580
Voya Financial Inc	7,877	319,412
Webster Financial Corp	5,799	132,797
Weingarten Realty Investors REIT	7,675	110,750
Wells Fargo & Co	235,474	6,758,104
Welltower Inc REIT	25,928	1,186,984
Western Alliance Bancorp	5,355	163,917
Weyerhaeuser Co REIT	46,967	796,091
White Mountains Insurance Group Ltd	195	177,450
Willis Towers Watson PLC	8,147	1,383,768
Wintrust Financial Corp	3,638	119,545
WP Carey Inc REIT	10,780	626,102
WR Berkley Corp	9,055	472,399
Zions Bancorp NA	10,307	275,815

		174,915,023

Industrial - 8.6%

3M Co	8,318	1,135,490
Acuity Brands Inc	1,849	158,385
AECOM *	9,465	282,530
AGCO Corp	3,952	186,732
Agilent Technologies Inc	17,688	1,266,815
Allegion PLC	1,443	132,785
AMETEK Inc	2,958	213,035
AO Smith Corp	7,174	271,249
AptarGroup Inc	2,416	240,489
Ardagh Group SA	1,357	16,094
Arrow Electronics Inc *	5,077	263,344
Avnet Inc	6,265	157,252
Berry Global Group Inc *	5,118	172,528
BWX Technologies Inc	1,639	79,836
Carlisle Cos Inc	417	52,242
Caterpillar Inc	31,232	3,624,161
CH Robinson Worldwide Inc	2,007	132,863
Clean Harbors Inc *	3,252	166,958
Coherent Inc *	1,521	161,850
Colfax Corp *	5,864	116,107
Crane Co	3,171	155,950
Crown Holdings Inc *	3,453	200,412
CSX Corp	29,820	1,708,686
Curtiss-Wright Corp	2,664	246,180
Deere & Co	15,916	2,198,955
Dover Corp	5,147	432,039
Eagle Materials Inc	555	32,423
Eaton Corp PLC	26,091	2,027,010
Emerson Electric Co	35,369	1,685,333
Energizer Holdings Inc	3,964	119,911
Expeditors International of Washington Inc	3,124	208,433
FedEx Corp	15,233	1,847,154
FLIR Systems Inc	7,797	248,646
Flowserve Corp	6,491	155,070
Fluor Corp	7,736	53,456
Fortive Corp	14,494	799,924

	Shares	Value
Fortune Brands Home & Security Inc	5,988	$258,981
frontdoor Inc *	5,346	185,934
Garmin Ltd	9,163	686,858
Gates Industrial Corp PLC *	2,357	17,395
General Dynamics Corp	15,014	1,986,502
General Electric Co	546,796	4,341,560
Gentex Corp	15,965	353,784
GrafTech International Ltd	3,570	28,988
Graphic Packaging Holding Co	18,121	221,076
Hexcel Corp	315	11,715
Honeywell International Inc	23,274	3,113,828
Howmet Aerospace Inc *	24,190	388,491
Hubbell Inc	1,552	178,076
Huntington Ingalls Industries Inc	529	96,389
IDEX Corp	2,390	330,083
Ingersoll Rand Inc *	9,102	225,730
ITT Inc	5,541	251,340
Jabil Inc	7,361	180,933
Jacobs Engineering Group Inc	8,106	642,563
JB Hunt Transport Services Inc	3,729	343,926
Johnson Controls International PLC	48,275	1,301,494
Kansas City Southern	6,046	768,930
Kirby Corp *	3,742	162,665
Knight-Swift Transportation Holdings Inc	7,767	254,758
L3Harris Technologies Inc	6,929	1,248,051
Landstar System Inc	202	19,364
Lennox International Inc	167	30,359
Lincoln Electric Holdings Inc	185	12,765
Littelfuse Inc	1,495	199,463
Martin Marietta Materials Inc	2,732	516,976
Masco Corp	17,457	603,489
MDU Resources Group Inc	12,540	269,610
National Instruments Corp	7,756	256,568
Nordson Corp	330	44,573
Norfolk Southern Corp	14,104	2,059,184
nVent Electric PLC	9,568	161,412
O-I Glass Inc	8,842	62,867
Old Dominion Freight Line Inc	3,542	464,857
Oshkosh Corp	4,290	275,976
Owens Corning	6,772	262,821
Packaging Corp of America	5,905	512,731
Parker-Hannifin Corp	8,083	1,048,608
Pentair PLC	10,555	314,117
PerkinElmer Inc	5,417	407,792
Raytheon Co	6,716	880,803
Regal Beloit Corp	2,566	161,530
Republic Services Inc	12,574	943,804
Roper Technologies Inc	5,464	1,703,730
Ryder System Inc	3,285	86,855
Schneider National Inc ‘B’	3,696	71,481
Sealed Air Corp	9,090	224,614
Sensata Technologies Holding PLC *	5,709	165,161
Silgan Holdings Inc	4,864	141,153
Snap-on Inc	3,439	374,232
Sonoco Products Co	6,249	289,641
Spirit AeroSystems Holdings Inc ‘A’	570	13,640
Stanley Black & Decker Inc	9,568	956,800
Stericycle Inc *	5,626	273,311
SYNNEX Corp *	2,602	190,206
Teledyne Technologies Inc *	2,253	669,749
Textron Inc	14,513	387,062
The Timken Co	4,206	136,022
Trane Technologies PLC	935	77,222
TransDigm Group Inc	608	194,676
Trimble Inc *	13,145	418,405
Trinity Industries Inc	6,570	105,580
United Technologies Corp	51,246	4,834,035
Valmont Industries Inc	1,338	141,801
Vulcan Materials Co	743	80,296
Waste Management Inc	5,847	541,198
Westinghouse Air Brake Technologies Corp	8,190	394,185

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Westrock Co	16,045	$453,432
Woodward Inc	552	32,811
XPO Logistics Inc *	2,418	117,878

		61,115,222

Technology - 5.9%

Activision Blizzard Inc *	45,273	2,692,838
Akamai Technologies Inc *	883	80,786
Amdocs Ltd	8,349	458,944
Analog Devices Inc	20,096	1,801,606
Applied Materials Inc	27,031	1,238,560
Autodesk Inc *	3,173	495,305
CACI International Inc ‘A’ *	1,523	321,581
Cerence Inc *	1,979	30,477
Ceridian HCM Holding Inc *	1,121	56,128
Change Healthcare Inc *	7,472	74,645
Citrix Systems Inc	765	108,286
Cognizant Technology Solutions Corp ‘A’	32,024	1,488,155
Cree Inc *	6,275	222,511
Cypress Semiconductor Corp	23,248	542,143
Dell Technologies Inc ‘C’ *	2,743	108,486
DXC Technology Co	16,112	210,262
Dynatrace Inc *	1,496	35,665
Electronic Arts Inc *	1,751	175,398
Fidelity National Information Services Inc	14,933	1,816,450
Hewlett Packard Enterprise Co	82,339	799,512
HP Inc	87,108	1,512,195
Intel Corp	270,531	14,641,138
International Business Machines Corp	22,129	2,454,770
IPG Photonics Corp *	2,085	229,934
Jack Henry & Associates Inc	575	89,263
Lam Research Corp	1,113	267,120
Leidos Holdings Inc	8,404	770,227
Marvell Technology Group Ltd	41,852	947,111
Maxim Integrated Products Inc	10,567	513,662
Medallia Inc *	791	15,852
Microchip Technology Inc	10,661	722,816
Micron Technology Inc *	69,883	2,939,279
MKS Instruments Inc	3,404	277,256
Nuance Communications Inc *	17,984	301,771
ON Semiconductor Corp *	25,688	319,559
Qorvo Inc *	7,320	590,212
Skyworks Solutions Inc	10,205	912,123
SolarWinds Corp *	1,752	27,454
SS&C Technologies Holdings Inc	1,520	66,606
Take-Two Interactive Software Inc *	3,805	451,311
Western Digital Corp	18,789	781,998
Xerox Holdings Corp	11,103	210,291
Zynga Inc ‘A’ *	42,172	288,878

		42,088,564

Utilities - 7.2%

AES Corp	41,732	567,555
Alliant Energy Corp	15,166	732,366
Ameren Corp	15,463	1,126,170
American Electric Power Co Inc	31,222	2,497,136
American Water Works Co Inc	11,399	1,362,864
Atmos Energy Corp	7,632	757,323
Avangrid Inc	3,558	155,769
CenterPoint Energy Inc	31,675	489,379
CMS Energy Corp	17,855	1,048,981
Consolidated Edison Inc	21,013	1,639,014
Dominion Energy Inc	51,950	3,750,271
DTE Energy Co	11,702	1,111,339
Duke Energy Corp	46,030	3,722,906
Edison International	22,108	1,211,297
Entergy Corp	12,551	1,179,418
Essential Utilities Inc	13,609	553,886
Evergy Inc	14,366	790,848
Eversource Energy	20,450	1,599,395

	Shares	Value
Exelon Corp	61,265	$2,255,165
FirstEnergy Corp	34,052	1,364,464
Hawaiian Electric Industries Inc	6,827	293,902
IDACORP Inc	3,171	278,382
National Fuel Gas Co	5,173	192,901
NextEra Energy Inc	30,861	7,425,774
NiSource Inc	23,445	585,422
NRG Energy Inc	15,862	432,398
OGE Energy Corp	12,604	387,321
PG&E Corp *	33,438	300,608
Pinnacle West Capital Corp	7,078	536,442
PPL Corp	48,565	1,198,584
Public Service Enterprise Group Inc	31,878	1,431,641
Sempra Energy	17,814	2,012,804
The Southern Co	65,739	3,559,109
UGI Corp	13,161	351,004
Vistra Energy Corp	26,683	425,861
WEC Energy Group Inc	19,917	1,755,285
Xcel Energy Inc	33,111	1,996,593

		51,079,577

Total Common Stocks (Cost $733,880,077)		659,988,681

EXCHANGE-TRADED FUND - 2.4%

iShares Russell 1000 Value	172,524	17,110,931

Total Exchange-Traded Fund (Cost $21,317,610)		17,110,931

	Principal Amount

SHORT-TERM INVESTMENT - 4.4%

Repurchase Agreement - 4.4%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $31,333,824; collateralized by U.S. Treasury Notes: 1.375% due 10/15/22 and value $31,962,175)	$31,333,824	31,333,824

Total Short-Term Investment (Cost $31,333,824)		31,333,824

TOTAL INVESTMENTS - 99.5% (Cost $786,531,511)		708,433,436

DERIVATIVES - 0.5%		3,740,613

OTHER ASSETS & LIABILITIES, NET - 0.0%		128,857

NET ASSETS - 100.0%		$712,302,906

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	06/20	186	$21,464,671	$23,898,210	$2,433,539
S&P MID 400 E-Mini Index	06/20	75	9,476,426	10,783,500	1,307,074

Total Futures Contracts					$3,740,613

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
	Common Stocks	$659,988,681	$659,988,681	$-	$-
	Exchange-Traded Fund	17,110,931	17,110,931	-	-
	Short-Term Investment	31,333,824	-	31,333,824	-
	Derivatives:
	Equity Contracts
	Futures	3,740,613	3,740,613	-	-

	Total	$712,174,049	$680,840,225	$31,333,824	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Corium International Inc - Contingent Value Rights *	959	$172
Oncternal Therapeutics Inc - Contingent Value Rights *	33	68

		240

Total Rights (Cost $240)		240

COMMON STOCKS - 96.4%

Basic Materials - 2.5%

Amyris Inc *	258	660
Balchem Corp	2,129	210,175
Cleveland-Cliffs Inc	6,392	25,248
Codexis Inc *	3,507	39,138
Compass Minerals International Inc	2,254	86,711
Ferro Corp *	4,421	41,381
GCP Applied Technologies Inc *	3,581	63,742
HB Fuller Co	2,519	70,356
Ingevity Corp *	2,793	98,314
Innospec Inc	1,387	96,383
Kaiser Aluminum Corp	535	37,065
Koppers Holdings Inc *	762	9,426
Kraton Corp *	493	3,993
Marrone Bio Innovations Inc *	2,623	2,143
Neenah Inc	915	39,464
Novagold Resources Inc * (Canada)	10,709	79,032
OMNOVA Solutions Inc *	2,908	29,487
Orion Engineered Carbons SA * (Luxembourg)	2,733	20,388
PolyOne Corp	5,769	109,438
Quaker Chemical Corp	868	109,611
Rogers Corp *	1,225	115,665
Sensient Technologies Corp	1,481	64,438
Stepan Co	164	14,507
Tronox Holdings PLC ‘A’	3,022	15,050
United States Lime & Minerals Inc	8	591
Uranium Energy Corp *	10,191	5,707
Valhi Inc	176	181
Verso Corp ‘A’ *	124	1,399

		1,389,693

Communications - 4.3%

1-800-Flowers.com Inc ‘A’ *	1,656	21,909
8x8 Inc *	6,402	88,732
A10 Networks Inc *	3,600	22,356
Acacia Communications Inc *	2,510	168,622
Airgain Inc *	515	3,806
Anterix Inc *	720	32,882
Boingo Wireless Inc *	2,906	30,833
Boston Omaha Corp ‘A’ *	586	10,612
Calix Inc *	1,415	10,018
Cambium Networks Corp *	144	806
Cardlytics Inc *	947	33,107
Cargurus Inc *	4,975	94,227
Cars.com Inc *	511	2,197
Casa Systems Inc *	1,592	5,572
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	6,183	19,353
ChannelAdvisor Corp *	2,039	14,803
Clear Channel Outdoor Holdings Inc *	547	350
Clearfield Inc *	954	11,305
Cogent Communications Holdings Inc	2,805	229,926
DASAN Zhone Solutions Inc *	422	1,768

	Shares	Value
Endurance International Group Holdings Inc *	5,993	$11,567
Entravision Communications Corp ‘A’	664	1,348
ePlus Inc *	781	48,906
Eventbrite Inc ‘A’ *	2,497	18,228
EverQuote Inc ‘A’ *	586	15,383
Extreme Networks Inc *	6,795	20,997
Fluent Inc *	2,194	2,567
Gogo Inc *	3,176	6,733
Gray Television Inc *	2,462	26,442
Groupon Inc *	31,176	30,559
GTT Communications Inc *	1,853	14,731
HealthStream Inc *	701	16,789
Hemisphere Media Group Inc *	1,215	10,376
IDT Corp ‘B’ *	681	3,691
InterDigital Inc	2,067	92,250
Leaf Group Ltd *	620	831
Limelight Networks Inc *	3,221	18,360
LiveXLive Media Inc *	2,111	3,335
Loral Space & Communications Inc *	920	14,950
MDC Partners Inc ‘A’ *	3,385	4,908
Meredith Corp	2,656	32,456
National CineMedia Inc	394	1,284
NIC Inc	4,348	100,004
Ooma Inc *	1,380	16,463
ORBCOMM Inc *	3,342	8,154
Perficient Inc *	2,114	57,268
Plantronics Inc	2,292	23,058
Q2 Holdings Inc *	2,886	170,447
QuinStreet Inc *	3,077	24,770
Quotient Technology Inc *	448	2,912
RigNet Inc *	706	1,271
SharpSpring Inc *	580	3,515
Shenandoah Telecommunications Co	3,176	156,418
Shutterstock Inc	1,266	40,715
Sonim Technologies Inc *	638	447
Stitch Fix Inc ‘A’ *	2,437	30,950
TechTarget Inc *	1,523	31,389
Telaria Inc *	3,143	18,858
The Meet Group Inc *	2,598	15,250
The RealReal Inc *	918	6,435
The Rubicon Project Inc *	2,395	13,292
Travelzoo *	248	975
TrueCar Inc *	6,455	15,621
Tucows Inc ‘A’ *	627	30,259
Upwork Inc *	3,854	24,858
Value Line Inc	62	2,006
Viavi Solutions Inc *	15,194	170,325
VirnetX Holding Corp *	4,178	22,854
Vonage Holdings Corp *	10,204	73,775
Yelp Inc *	4,546	81,964
Zix Corp *	3,819	16,460

		2,360,588

Consumer, Cyclical - 9.3%

Allegiant Travel Co *	866	70,839
America’s Car-Mart Inc *	432	24,343
American Eagle Outfitters Inc	9,461	75,215
Asbury Automotive Group Inc *	1,286	71,026
At Home Group Inc *	184	372
Beacon Roofing Supply Inc *	710	11,743
Biglari Holdings Inc ‘B’ *	43	2,210
BJ’s Restaurants Inc *	1,456	20,224
BJ’s Wholesale Club Holdings Inc *	2,545	64,821
Bloomin’ Brands Inc *	5,828	41,612
Blue Bird Corp *	641	7,006
Boot Barn Holdings Inc *	1,900	24,567
Boyd Gaming Corp *	4,918	70,918
Brinker International Inc	1,955	23,480
Camping World Holdings Inc ‘A’	2,533	14,413
Carrols Restaurant Group Inc *	115	209

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Cavco Industries Inc *	568	$82,326
Centric Brands Inc *	917	1,027
Century Communities Inc *	871	12,638
Churchill Downs Inc	2,326	239,462
Chuy’s Holdings Inc *	231	2,326
Clarus Corp	454	4,449
Core-Mark Holding Co Inc	3,008	85,939
Cracker Barrel Old Country Store Inc	1,591	132,403
Crocs Inc *	4,570	77,644
Dave & Buster’s Entertainment Inc	2,139	27,978
Deckers Outdoor Corp *	1,859	249,106
Denny’s Corp *	3,000	23,040
Designer Brands Inc ‘A’	1,279	6,369
Dine Brands Global Inc	709	20,334
Dorman Products Inc *	1,782	98,491
Douglas Dynamics Inc	1,482	52,626
Drive Shack Inc *	3,235	4,917
Duluth Holdings Inc ‘B’ *	600	2,406
Eldorado Resorts Inc *	4,370	62,928
Eros International PLC * (India)	307	507
Everi Holdings Inc *	5,356	17,675
EVI Industries Inc *	253	3,992
FirstCash Inc	2,735	196,209
Foundation Building Materials Inc *	341	3,509
Fox Factory Holding Corp *	2,487	104,454
Freshpet Inc *	2,279	145,560
Funko Inc ‘A’ *	1,245	4,968
Gentherm Inc *	2,179	68,421
GMS Inc *	1,264	19,883
Golden Entertainment Inc *	469	3,100
Green Brick Partners Inc *	107	861
H&E Equipment Services Inc	1,688	24,780
Hamilton Beach Brands Holding Co ‘A’	396	3,766
Healthcare Services Group Inc	4,925	117,757
Herman Miller Inc	3,904	86,669
Hibbett Sports Inc *	41	448
HNI Corp	2,251	56,703
Hooker Furniture Corp	52	812
Hudson Ltd ‘A’ *	140	703
IMAX Corp *	3,475	31,449
Installed Building Products Inc *	1,502	59,885
Interface Inc	3,499	26,452
iRobot Corp *	1,843	75,379
Jack in the Box Inc	221	7,746
Johnson Outdoors Inc ‘A’	235	14,735
KB Home	1,215	21,991
Kimball International Inc ‘B’	2,076	24,725
Knoll Inc	3,083	31,817
Kontoor Brands Inc	702	13,457
Kura Sushi USA Inc ‘A’ *	98	1,172
La-Z-Boy Inc	1,279	26,283
LCI Industries	1,615	107,930
LGI Homes Inc *	1,323	59,733
Liberty Media Corp-Liberty Braves ‘A’ *	753	14,684
Liberty Media Corp-Liberty Braves ‘C’ *	2,376	45,287
Liberty TripAdvisor Holdings Inc ‘A’ *	4,138	7,448
Lindblad Expeditions Holdings Inc *	1,279	5,333
Lithia Motors Inc ‘A’	918	75,083
Lumber Liquidators Holdings Inc *	305	1,430
Malibu Boats Inc ‘A’ *	1,360	39,154
Marine Products Corp	388	3,135
MarineMax Inc *	71	740
Marriott Vacations Worldwide Corp	504	28,012
MasterCraft Boat Holdings Inc *	1,482	10,819
Meritor Inc *	3,927	52,033
Mesa Air Group Inc *	506	1,665
Miller Industries Inc	35	990
Mobile Mini Inc	971	25,469
Monarch Casino & Resort Inc *	693	19,453
National Vision Holdings Inc *	5,188	100,751
Noodles & Co *	1,586	7,470

	Shares	Value
OptimizeRx Corp *	758	$6,867
Oxford Industries Inc	449	16,281
Papa John’s International Inc	1,307	69,755
Penn National Gaming Inc *	694	8,779
PetIQ Inc *	1,309	30,408
PetMed Express Inc	327	9,411
PriceSmart Inc	109	5,728
Purple Innovation Inc *	58	329
Red Rock Resorts Inc ‘A’	4,643	39,698
Regis Corp *	102	603
REV Group Inc	290	1,209
RH *	320	32,150
Ruth’s Hospitality Group Inc *	1,570	10,488
Scientific Games Corp ‘A’ *	3,714	36,026
SeaWorld Entertainment Inc *	3,160	34,823
Shake Shack Inc ‘A’ *	1,922	72,536
SiteOne Landscape Supply Inc *	2,704	199,068
Skyline Champion Corp *	3,329	52,199
Sleep Number Corp *	1,703	32,629
Sonos Inc *	5,306	44,995
Spartan Motors Inc	1,665	21,495
Spirit Airlines Inc *	3,634	46,842
Standard Motor Products Inc	328	13,635
Steelcase Inc ‘A’	1,482	14,627
Steven Madden Ltd	5,563	129,228
Superior Group of Cos Inc	150	1,269
Systemax Inc	722	12,801
Tailored Brands Inc *	2,407	4,188
Target Hospitality Corp *	1,848	3,678
Taylor Morrison Home Corp *	793	8,723
Telenav Inc *	1,076	4,648
Texas Roadhouse Inc	4,373	180,605
The Cheesecake Factory Inc	2,763	47,192
The Children’s Place Inc *	1,024	20,029
The Lovesac Co *	481	2,804
Twin River Worldwide Holdings Inc	1,001	13,023
Universal Electronics Inc *	810	31,080
Waitr Holdings Inc *	577	710
Wingstop Inc	1,791	142,743
Winmark Corp	54	6,881
Winnebago Industries Inc	1,455	40,464
Wolverine World Wide Inc	2,597	39,474
YETI Holdings Inc *	3,686	71,951

		5,073,966

Consumer, Non-Cyclical - 38.3%

22nd Century Group Inc *	6,475	4,856
89bio Inc *	132	3,333
Aaron’s Inc	3,981	90,687
ACADIA Pharmaceuticals Inc *	7,445	314,551
Accelerate Diagnostics Inc *	2,166	18,043
Acceleron Pharma Inc *	2,463	221,350
Accuray Inc *	5,102	9,694
AcelRx Pharmaceuticals Inc *	1,447	1,707
Acer Therapeutics Inc *	426	848
Addus HomeCare Corp *	825	55,770
ADMA Biologics Inc *	4,235	12,197
Aduro Biotech Inc *	4,506	12,346
Adverum Biotechnologies Inc *	4,179	40,829
Aeglea BioTherapeutics Inc *	216	1,007
Aerie Pharmaceuticals Inc *	2,806	37,881
Affimed NV * (Germany)	3,502	5,533
Agenus Inc *	7,691	18,843
AgeX Therapeutics Inc *	1,177	1,095
Aimmune Therapeutics Inc *	2,981	42,986
Akcea Therapeutics Inc *	936	13,385
Akero Therapeutics Inc *	439	9,307
Akorn Inc *	630	354
Albireo Pharma Inc *	855	13,996
Aldeyra Therapeutics Inc *	823	2,033

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Alector Inc *	2,285	$55,137
Allakos Inc *	1,289	57,348
Allogene Therapeutics Inc *	2,569	49,941
Alphatec Holdings Inc *	2,065	7,124
Amedisys Inc *	2,075	380,845
American Renal Associates Holdings Inc *	486	3,212
Amicus Therapeutics Inc *	16,933	156,461
AMN Healthcare Services Inc *	3,047	176,147
Amneal Pharmaceuticals Inc *	7,869	27,384
Amphastar Pharmaceuticals Inc *	2,383	35,364
AnaptysBio Inc *	1,459	20,616
Anavex Life Sciences Corp *	3,622	11,409
ANI Pharmaceuticals Inc *	604	24,607
Antares Pharma Inc *	10,957	25,859
Apellis Pharmaceuticals Inc *	3,783	101,347
Apollo Medical Holdings Inc *	617	7,972
Applied Therapeutics Inc *	424	13,861
Aprea Therapeutics Inc * (Sweden)	381	13,244
Apyx Medical Corp *	286	1,027
Arcutis Biotherapeutics Inc *	544	16,211
Arena Pharmaceuticals Inc *	2,673	112,266
Arrowhead Pharmaceuticals Inc *	6,618	190,400
Arvinas Inc *	1,403	56,541
ASGN Inc *	2,964	104,688
Assembly Biosciences Inc *	132	1,958
Atara Biotherapeutics Inc *	3,426	29,155
Athenex Inc *	4,525	35,024
Athersys Inc *	8,894	26,682
Atreca Inc ‘A’ *	900	14,895
AtriCure Inc *	2,518	84,580
Atrion Corp	94	61,100
Avalon GloboCare Corp *	1,054	1,634
Avid Bioservices Inc *	2,993	15,294
Avis Budget Group Inc *	3,822	53,126
Avrobio Inc *	1,555	24,196
Axcella Health Inc *	452	1,546
Axogen Inc *	2,265	23,556
Axonics Modulation Technologies Inc *	1,233	31,331
Axsome Therapeutics Inc *	1,785	105,012
B&G Foods Inc	366	6,621
Barrett Business Services Inc	491	19,463
Baudax Bio Inc *	414	1,027
Beam Therapeutics Inc *	640	11,520
BellRing Brands Inc ‘A’ *	1,562	26,632
Beyondspring Inc *	836	10,709
BG Staffing Inc	239	1,788
BioCryst Pharmaceuticals Inc *	8,736	17,472
BioDelivery Sciences International Inc *	5,663	21,463
Biohaven Pharmaceutical Holding Co Ltd *	2,831	96,339
BioLife Solutions Inc *	448	4,256
BioSig Technologies Inc *	869	3,641
BioSpecifics Technologies Corp *	416	23,533
BioTelemetry Inc *	2,228	85,800
Bioxcel Therapeutics Inc *	509	11,376
Black Diamond Therapeutics Inc *	631	15,743
Blueprint Medicines Corp *	3,542	207,136
Bridgebio Pharma Inc *	3,908	113,332
Bridgford Foods Corp *	96	2,215
Cabaletta Bio Inc *	300	2,190
Calavo Growers Inc	1,073	61,901
Calithera Biosciences Inc *	442	1,962
Calyxt Inc *	520	1,732
Cara Therapeutics Inc *	2,284	30,172
Cardiovascular Systems Inc *	2,288	80,560
Cardtronics PLC ‘A’ *	1,967	41,150
CareDx Inc *	2,566	56,016
CASI Pharmaceuticals Inc *	2,641	5,388
Cass Information Systems Inc	930	32,699
Castle Biosciences Inc *	495	14,756
Catalyst Pharmaceuticals Inc *	6,601	25,414
Catasys Inc *	393	5,985

	Shares	Value
CEL-SCI Corp *	1,944	$22,434
Celcuity Inc *	296	1,924
Cellular Biomedicine Group Inc *	683	10,805
Celsius Holdings Inc *	1,644	6,921
Centogene NV * (Germany)	143	2,860
Cerecor Inc *	1,193	2,959
Cerus Corp *	9,234	42,938
Checkpoint Therapeutics Inc *	1,282	1,936
Chegg Inc *	7,837	280,408
ChemoCentryx Inc *	2,695	108,285
Chiasma Inc *	1,877	6,851
ChromaDex Corp *	2,234	7,283
Cimpress PLC * (Ireland)	1,238	65,862
Clovis Oncology Inc *	3,532	22,464
Coca-Cola Consolidated Inc	311	64,853
Coherus Biosciences Inc *	1,715	27,817
Collectors Universe Inc	475	7,443
Collegium Pharmaceutical Inc *	2,132	34,816
Conformis Inc *	3,549	2,236
CONMED Corp	1,802	103,201
Constellation Pharmaceuticals Inc *	1,117	35,107
Corbus Pharmaceuticals Holdings Inc *	4,369	22,894
Corcept Therapeutics Inc *	6,331	75,276
CorMedix Inc *	1,496	5,371
Cortexyme Inc *	714	32,566
CorVel Corp *	588	32,052
CRA International Inc	112	3,742
Craft Brew Alliance Inc *	69	1,028
Crinetics Pharmaceuticals Inc *	841	12,363
Cross Country Healthcare Inc *	285	1,921
CryoLife Inc *	2,414	40,845
Cue Biopharma Inc *	1,395	19,795
Cutera Inc *	795	10,383
Cyclerion Therapeutics Inc *	1,249	3,310
Cymabay Therapeutics Inc *	3,832	5,671
Cytokinetics Inc *	3,360	39,614
CytomX Therapeutics Inc *	3,110	23,854
CytoSorbents Corp *	1,780	13,759
Deciphera Pharmaceuticals Inc *	1,388	57,144
Deluxe Corp	146	3,786
Denali Therapeutics Inc *	3,451	60,427
Dicerna Pharmaceuticals Inc *	3,536	64,956
Dynavax Technologies Corp *	5,107	18,028
Eagle Pharmaceuticals Inc *	601	27,646
Editas Medicine Inc *	3,424	67,898
Eidos Therapeutics Inc *	745	36,498
Eiger BioPharmaceuticals Inc *	1,303	8,860
elf Beauty Inc *	224	2,204
Eloxx Pharmaceuticals Inc *	1,159	2,272
Emergent BioSolutions Inc *	3,017	174,564
Enanta Pharmaceuticals Inc *	1,264	65,008
Endo International PLC *	733	2,712
Enochian Biosciences Inc *	294	882
Epizyme Inc *	3,756	58,256
Esperion Therapeutics Inc *	1,676	52,844
Evelo Biosciences Inc *	154	578
EVERTEC Inc	4,006	91,056
Evo Payments Inc ‘A’ *	2,649	40,530
Evofem Biosciences Inc *	745	3,963
Evolus Inc *	1,055	4,378
Exagen Inc *	156	2,487
EyePoint Pharmaceuticals Inc *	2,252	2,297
Fate Therapeutics Inc *	4,013	89,129
FibroGen Inc *	4,672	162,352
Flexion Therapeutics Inc *	2,380	18,731
Forrester Research Inc *	727	21,250
Forty Seven Inc *	1,672	159,542
Franklin Covey Co *	554	8,609
Frequency Therapeutics Inc *	260	4,631
FTI Consulting Inc *	224	26,828
Fulcrum Therapeutics Inc *	661	7,892

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
G1 Therapeutics Inc *	1,396	$15,384
Galectin Therapeutics Inc *	2,178	4,269
Galera Therapeutics Inc *	120	1,140
Genesis Healthcare Inc *	4,662	3,928
GenMark Diagnostics Inc *	3,699	15,240
Glaukos Corp *	2,577	79,526
Global Blood Therapeutics Inc *	3,833	195,828
Globus Medical Inc ‘A’ *	5,028	213,841
GlycoMimetics Inc *	1,921	4,380
Gossamer Bio Inc *	1,583	16,067
Green Dot Corp ‘A’ *	2,275	57,762
Greenlane Holdings Inc ‘A’ *	327	562
Gritstone Oncology Inc *	291	1,694
Haemonetics Corp *	3,340	332,864
Halozyme Therapeutics Inc *	8,877	159,697
Hanger Inc *	324	5,048
Harpoon Therapeutics Inc *	175	2,027
Harsco Corp *	5,187	36,153
HealthEquity Inc *	4,582	231,803
Heidrick & Struggles International Inc	113	2,543
Helen of Troy Ltd *	1,661	239,234
Herc Holdings Inc *	99	2,026
Heron Therapeutics Inc *	5,571	65,404
Heska Corp *	465	25,715
HF Foods Group Inc *	1,467	12,308
HMS Holdings Corp *	5,816	146,970
Homology Medicines Inc *	1,647	25,594
Hookipa Pharma Inc *	550	4,538
Huron Consulting Group Inc *	154	6,985
ICF International Inc	748	51,388
IGM Biosciences Inc *	288	16,171
ImmunoGen Inc *	6,167	21,029
Immunomedics Inc *	11,417	153,901
Innoviva Inc *	4,231	49,757
Inogen Inc *	1,212	62,612
Inovio Pharmaceuticals Inc *	6,281	46,731
Insmed Inc *	5,896	94,513
Insperity Inc	2,451	91,422
Inspire Medical Systems Inc *	892	53,770
Integer Holdings Corp *	1,575	99,004
Intellia Therapeutics Inc *	1,831	22,393
Inter Parfums Inc	1,163	53,905
Intercept Pharmaceuticals Inc *	1,666	104,891
Intersect ENT Inc *	2,048	24,269
Intra-Cellular Therapies Inc *	1,729	26,575
Invitae Corp *	5,733	78,370
Iovance Biotherapeutics Inc *	7,749	231,966
iRadimed Corp *	263	5,615
iRhythm Technologies Inc *	1,753	142,607
Ironwood Pharmaceuticals Inc *	10,326	104,189
J&J Snack Foods Corp	999	120,879
John B Sanfilippo & Son Inc	572	51,137
K12 Inc *	170	3,206
Kadmon Holdings Inc *	10,634	44,556
Kala Pharmaceuticals Inc *	954	8,386
Kaleido Biosciences Inc *	662	4,071
KalVista Pharmaceuticals Inc *	721	5,516
Karuna Therapeutics Inc *	547	39,384
Karyopharm Therapeutics Inc *	3,941	75,707
Kezar Life Sciences Inc *	53	231
Kforce Inc	1,347	34,443
Kindred Biosciences Inc *	2,061	8,244
Kiniksa Pharmaceuticals Ltd ‘A’ *	959	14,845
Kodiak Sciences Inc *	1,855	88,483
Korn Ferry	3,668	89,206
Krystal Biotech Inc *	694	30,009
Kura Oncology Inc *	2,351	23,392
La Jolla Pharmaceutical Co *	1,102	4,628
Lancaster Colony Corp	902	130,465
Lantheus Holdings Inc *	2,581	32,934
LeMaitre Vascular Inc	946	23,574

	Shares	Value
Lexicon Pharmaceuticals Inc *	2,296	$4,477
LHC Group Inc *	1,993	279,419
Lifevantage Corp *	1,091	11,237
Ligand Pharmaceuticals Inc *	159	11,562
Limoneira Co	284	3,720
Liquidia Technologies Inc *	745	3,509
LivaNova PLC *	2,539	114,890
Livongo Health Inc *	2,932	83,650
LogicBio Therapeutics Inc *	465	2,297
MacroGenics Inc *	1,242	7,228
Madrigal Pharmaceuticals Inc *	599	39,989
Magellan Health Inc *	691	33,244
Magenta Therapeutics Inc *	1,083	6,801
MannKind Corp *	13,413	13,815
Marinus Pharmaceuticals Inc *	5,520	11,206
Marker Therapeutics Inc *	1,504	2,858
MediciNova Inc *	3,297	12,265
Medifast Inc	735	45,937
Medpace Holdings Inc *	1,824	133,845
MEI Pharma Inc *	6,834	11,003
MeiraGTx Holdings PLC *	1,258	16,908
Meridian Bioscience Inc *	202	1,697
Merit Medical Systems Inc *	3,550	110,937
MGP Ingredients Inc	871	23,421
Millendo Therapeutics Inc *	1,022	5,396
Minerva Neurosciences Inc *	1,420	8,548
Mirati Therapeutics Inc *	1,967	151,203
Mirum Pharmaceuticals Inc *	383	5,362
Misonix Inc *	479	4,512
Molecular Templates Inc *	858	11,403
Momenta Pharmaceuticals Inc *	7,502	204,054
Monro Inc	2,163	94,761
Morphic Holding Inc *	565	8,294
Mustang Bio Inc *	1,543	4,135
MyoKardia Inc *	2,941	137,874
Myriad Genetics Inc *	461	6,597
NanoString Technologies Inc *	2,042	49,110
Natera Inc *	4,125	123,172
Nathan’s Famous Inc	65	3,965
National Beverage Corp *	785	33,480
National Research Corp	793	36,066
Natus Medical Inc *	2,243	51,881
Neogen Corp *	3,426	229,508
NeoGenomics Inc *	6,307	174,136
Neuronetics Inc *	753	1,423
Nevro Corp *	1,980	197,960
New Age Beverages Corp *	4,024	5,593
NextCure Inc *	905	33,548
NGM Biopharmaceuticals Inc *	1,570	19,358
Novavax Inc *	796	10,810
Novocure Ltd *	5,747	387,003
NuVasive Inc *	3,438	174,169
Ocular Therapeutix Inc *	3,120	15,444
Odonate Therapeutics Inc *	644	17,781
Omeros Corp *	3,388	45,298
Oncocyte Corp *	1,199	2,938
Optinose Inc *	2,203	9,891
Option Care Health Inc *	174	1,648
Organogenesis Holdings Inc *	583	1,883
Orthofix Medical Inc *	921	25,797
OrthoPediatrics Corp *	666	26,400
Oyster Point Pharma Inc *	254	8,890
Pacific Biosciences of California Inc *	8,650	26,469
Pacira BioSciences Inc *	2,709	90,833
Palatin Technologies Inc *	12,995	5,505
Paratek Pharmaceuticals Inc *	2,005	6,316
Pennant Group Inc/The *	1,677	23,746
Perdoceo Education Corp *	4,593	49,558
Performance Food Group Co *	7,596	187,773
Personalis Inc *	997	8,046
Pfenex Inc *	2,081	18,354

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
PhaseBio Pharmaceuticals Inc *	762	$2,522
Phathom Pharmaceuticals Inc *	599	15,466
Phibro Animal Health Corp ‘A’	1,274	30,793
Pieris Pharmaceuticals Inc *	2,458	5,604
Portola Pharmaceuticals Inc *	5,056	36,049
Precigen Inc *	1,024	3,482
Precision BioSciences Inc *	2,603	15,696
Prevail Therapeutics Inc *	734	8,947
PRGX Global Inc *	2,053	5,748
Principia Biopharma Inc *	1,139	67,634
Priority Technology Holdings Inc *	362	702
Progenics Pharmaceuticals Inc *	6,235	23,693
Progyny Inc *	296	6,272
Protagonist Therapeutics Inc *	602	4,250
PTC Therapeutics Inc *	3,995	178,217
Pulse Biosciences Inc *	595	4,260
Puma Biotechnology Inc *	2,096	17,690
Quanterix Corp *	974	17,892
Quidel Corp *	2,367	231,516
R1 RCM Inc *	6,912	62,830
Ra Pharmaceuticals Inc *	2,302	110,519
Radius Health Inc *	2,988	38,844
RadNet Inc *	2,791	29,333
RAPT Therapeutics Inc *	72	1,531
Reata Pharmaceuticals Inc ‘A’ *	632	91,223
Recro Pharma Inc *	1,112	9,085
REGENXBIO Inc *	2,210	71,560
Rent-A-Center Inc	3,280	46,379
Repligen Corp *	3,457	333,739
Replimune Group Inc *	739	7,368
Resources Connection Inc	804	8,820
resTORbio Inc *	31	32
Retrophin Inc *	2,753	40,166
Revance Therapeutics Inc *	2,851	42,195
Revlon Inc ‘A’ *	358	3,913
REVOLUTION Medicines Inc *	739	16,191
Rhythm Pharmaceuticals Inc *	1,957	29,786
Rigel Pharmaceuticals Inc *	10,955	17,090
Rocket Pharmaceuticals Inc *	2,124	29,630
Rockwell Medical Inc *	4,635	9,502
Rosetta Stone Inc *	172	2,411
Rubius Therapeutics Inc *	2,685	11,948
Sanderson Farms Inc	1,106	136,392
Sangamo Therapeutics Inc *	5,394	34,360
Satsuma Pharmaceuticals Inc *	204	4,390
Savara Inc *	2,041	4,327
Scholar Rock Holding Corp *	1,168	14,144
Select Medical Holdings Corp *	7,309	109,635
Senseonics Holdings Inc *	6,954	4,405
Seres Therapeutics Inc *	1,985	7,086
Shockwave Medical Inc *	1,691	56,107
ShotSpotter Inc *	554	15,224
SI-BONE Inc *	1,305	15,595
Sientra Inc *	1,802	3,586
SIGA Technologies Inc *	3,689	17,633
Silk Road Medical Inc *	1,064	33,495
Solid Biosciences Inc *	143	342
Soliton Inc *	289	2,341
Sorrento Therapeutics Inc *	8,677	15,966
Spectrum Pharmaceuticals Inc *	7,128	16,608
Spero Therapeutics Inc *	27	218
SpringWorks Therapeutics Inc *	583	15,741
STAAR Surgical Co *	2,943	94,941
Stemline Therapeutics Inc *	3,352	16,224
Stoke Therapeutics Inc *	889	20,358
Strategic Education Inc	1,412	197,341
Supernus Pharmaceuticals Inc *	3,273	58,881
Surgery Partners Inc *	98	640
Surmodics Inc *	877	29,222
Sutro Biopharma Inc *	117	1,193
Syndax Pharmaceuticals Inc *	1,486	16,301

	Shares	Value
Syneos Health Inc *	260	$10,249
Syros Pharmaceuticals Inc *	2,462	14,600
Tactile Systems Technology Inc *	1,217	48,875
Tandem Diabetes Care Inc *	3,710	238,738
TCR2 Therapeutics Inc *	66	511
Teladoc Health Inc *	4,776	740,328
Tenet Healthcare Corp *	6,395	92,088
TG Therapeutics Inc *	5,098	50,164
The Boston Beer Co Inc ‘A’ *	552	202,893
The Brink’s Co	3,302	171,869
The Chefs’ Warehouse Inc *	1,388	13,977
The Ensign Group Inc	3,355	126,182
The Hackett Group Inc	1,531	19,474
The Joint Corp *	726	7,877
The Providence Service Corp *	778	42,697
TherapeuticsMD Inc *	14,205	15,057
Theravance Biopharma Inc *	3,245	74,992
Tocagen Inc *	1,224	1,493
Tootsie Roll Industries Inc	971	34,933
TransEnterix Inc *	548	193
Translate Bio Inc *	2,293	22,861
TransMedics Group Inc *	912	11,017
Tricida Inc *	1,446	31,812
TriNet Group Inc *	2,906	109,440
Turning Point Brands Inc	644	13,595
Turning Point Therapeutics Inc *	1,739	77,664
Twist Bioscience Corp *	1,729	52,873
Tyme Technologies Inc *	3,336	3,670
Ultragenyx Pharmaceutical Inc *	3,618	160,748
UNITY Biotechnology Inc *	1,194	6,925
UroGen Pharma Ltd *	1,261	22,496
US Physical Therapy Inc	833	57,477
USANA Health Sciences Inc *	833	48,114
Utah Medical Products Inc	196	18,434
Vanda Pharmaceuticals Inc *	3,452	35,763
Vapotherm Inc *	1,065	20,054
Varex Imaging Corp *	1,082	24,572
VBI Vaccines Inc *	7,580	7,201
Vector Group Ltd	6,911	65,102
Veracyte Inc *	3,119	75,823
Vericel Corp *	2,967	27,207
Verrica Pharmaceuticals Inc *	285	3,115
Viad Corp	1,387	29,446
Viela Bio Inc *	316	12,008
ViewRay Inc *	7,086	17,715
Viking Therapeutics Inc *	360	1,685
Vir Biotechnology Inc *	405	13,879
Voyager Therapeutics Inc *	1,778	16,269
WaVe Life Sciences Ltd *	1,236	11,581
WD-40 Co	904	181,568
Willdan Group Inc *	718	15,344
Wright Medical Group NV *	8,348	239,170
X4 Pharmaceuticals Inc *	1,038	10,380
XBiotech Inc *	1,017	10,801
Xencor Inc *	3,128	93,465
Xeris Pharmaceuticals Inc *	1,405	2,740
Y-mAbs Therapeutics Inc *	1,565	40,847
Youngevity International Inc *	465	326
ZIOPHARM Oncology Inc *	12,300	30,135
Zogenix Inc *	2,826	69,887
Zynerba Pharmaceuticals Inc *	1,254	4,803
Zynex Inc *	1,170	12,952

		20,942,895

Energy - 1.1%

Advanced Emissions Solutions Inc	783	5,144
Brigham Minerals Inc ‘A’	1,449	11,983
CVR Energy Inc	873	14,431
DMC Global Inc	936	21,537
Enphase Energy Inc *	6,072	196,065

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Evolution Petroleum Corp	1,238	$3,231
Falcon Minerals Corp	351	755
FTS International Inc *	868	194
Goodrich Petroleum Corp *	315	1,342
Liberty Oilfield Services Inc ‘A’	938	2,523
Matador Resources Co *	621	1,540
MRC Global Inc *	412	1,755
Murphy USA Inc *	335	28,261
NextDecade Corp *	777	1,461
Plug Power Inc *	19,729	69,841
PrimeEnergy Resources Corp *	20	1,480
ProPetro Holding Corp *	2,527	6,318
Ring Energy Inc *	1,443	951
Rosehill Resources Inc *	574	235
Solaris Oilfield Infrastructure Inc ‘A’	2,405	12,626
Sunnova Energy International Inc *	604	6,082
Sunrun Inc *	7,474	75,487
Tellurian Inc *	5,260	4,755
TerraForm Power Inc ‘A’	3,750	59,137
Thermon Group Holdings Inc *	530	7,987
TPI Composites Inc *	1,925	28,451
US Well Services Inc *	876	263
Vivint Solar Inc *	3,173	13,866

		577,701

Financial - 9.6%

Alerus Financial Corp	86	1,421
Alexander’s Inc REIT	140	38,633
Altisource Portfolio Solutions SA *	31	238
Altus Midstream Co ‘A’ *	2,814	2,111
American Assets Trust Inc REIT	3,195	79,875
American Finance Trust Inc REIT	386	2,412
Ameris Bancorp	745	17,701
Ares Management Corp ‘A’	4,729	146,268
Armada Hoffler Properties Inc REIT	1,356	14,509
Artisan Partners Asset Management Inc ‘A’	1,781	38,274
Assetmark Financial Holdings Inc *	544	11,092
Atlantic Capital Bancshares Inc *	106	1,258
Axos Financial Inc *	2,576	46,703
Bank First Corp	382	21,392
Baycom Corp *	205	2,470
Benefytt Technologies Inc	720	16,121
Blucora Inc *	2,395	28,860
Bluerock Residential Growth REIT Inc	1,776	9,892
BRP Group Inc ‘A’ *	640	6,752
Cambridge Bancorp	126	6,552
CareTrust REIT Inc	4,717	69,764
Century Bancorp Inc ‘A’	26	1,618
City Holding Co	81	5,389
Clipper Realty Inc REIT	1,287	6,667
CNB Financial Corp	63	1,189
Coastal Financial Corp *	267	2,806
Cohen & Steers Inc	1,514	68,811
Community Healthcare Trust Inc REIT	764	29,246
Cowen Inc ‘A’	773	7,467
Crawford & Co ‘A’	794	5,717
CrossFirst Bankshares Inc *	325	2,730
Curo Group Holdings Corp	870	4,611
Cushman & Wakefield PLC *	7,047	82,732
Diamond Hill Investment Group Inc	192	17,326
Eagle Bancorp Inc	111	3,353
Easterly Government Properties Inc REIT	1,111	27,375
EastGroup Properties Inc REIT	2,540	265,379
eHealth Inc *	1,508	212,357
Elevate Credit Inc *	949	987
Enova International Inc *	1,506	21,822
Enstar Group Ltd * (Bermuda)	137	21,790
Esquire Financial Holdings Inc *	134	2,017
Essent Group Ltd	3,249	85,579
Essential Properties Realty Trust Inc REIT	752	9,821

	Shares	Value
eXp World Holdings Inc *	1,175	$9,940
FB Financial Corp	652	12,857
Federal Agricultural Mortgage Corp ‘C’	157	8,734
Federated Hermes Inc ‘B’	6,395	121,825
FedNat Holding Co	330	3,788
Fidelity D&D Bancorp Inc	62	3,163
First Capital Inc	19	1,138
First Defiance Financial Corp	153	2,255
First Financial Bankshares Inc	8,638	231,844
First Financial Corp	60	2,023
First Foundation Inc	1,092	11,160
First Industrial Realty Trust Inc REIT	1,702	56,557
Focus Financial Partners Inc ‘A’ *	2,062	47,447
Four Corners Property Trust Inc REIT	4,636	86,740
FS Bancorp Inc	32	1,152
GAMCO Investors Inc ‘A’	266	2,923
Glacier Bancorp Inc	688	23,395
Gladstone Commercial Corp REIT	809	11,617
Global Indemnity Ltd (Cayman)	92	2,346
Goosehead Insurance Inc ‘A’ *	757	33,785
Greene County Bancorp Inc	258	6,027
Greenhill & Co Inc	1,178	11,592
Hamilton Lane Inc ‘A’	1,466	81,084
Hanmi Financial Corp	142	1,541
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	244	4,980
Harborone Bancorp Inc *	735	5,535
HBT Financial Inc	67	706
Heritage Commerce Corp	311	2,385
Heritage Insurance Holdings Inc	128	1,371
Hingham Institution for Savings	39	5,655
HomeTrust Bancshares Inc	280	4,458
Houlihan Lokey Inc	2,791	145,467
I3 Verticals Inc ‘A’ *	1,000	19,090
Independent Bank Corp	176	11,329
Independent Bank Corp MI	328	4,221
Independent Bank Group Inc	669	15,842
Innovative Industrial Properties Inc REIT	1,078	81,853
International Money Express Inc *	1,028	9,386
Investar Holding Corp	179	2,286
Investors Title Co	12	1,536
iStar Inc REIT	2,799	29,697
James River Group Holdings Ltd	778	28,195
Kearny Financial Corp	1,883	16,175
Kennedy-Wilson Holdings Inc	4,130	55,425
Kinsale Capital Group Inc	1,352	141,325
Lakeland Financial Corp	1,236	45,423
Legacy Housing Corp *	133	1,230
LTC Properties Inc REIT	1,282	39,614
Malvern Bancorp Inc *	61	747
Marcus & Millichap Inc *	1,333	36,124
Marlin Business Services Corp	143	1,597
Maui Land & Pineapple Co Inc *	163	1,782
MBIA Inc *	359	2,563
McGrath RentCorp	1,088	56,989
Meridian Bancorp Inc	425	4,768
Meta Financial Group Inc	1,143	24,826
Metrocity Bankshares Inc	77	904
Midland States Bancorp Inc	128	2,239
Moelis & Co ‘A’	2,577	72,414
Monmouth Real Estate Investment Corp REIT	849	10,230
Mr Cooper Group Inc *	2,522	18,486
National Bank Holdings Corp ‘A’	547	13,073
National General Holdings Corp	2,775	45,926
National Health Investors Inc REIT	1,225	60,662
National Storage Affiliates Trust REIT	3,910	115,736
New Senior Investment Group Inc REIT	2,026	5,187
Newmark Group Inc ‘A’	8,540	36,295
NexPoint Residential Trust Inc REIT	1,307	32,949
NMI Holdings Inc ‘A’ *	4,393	51,003
Northeast Bank	41	478

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
OceanFirst Financial Corp	201	$3,198
Oportun Financial Corp *	188	1,983
Palomar Holdings Inc *	1,223	71,130
Paysign Inc *	2,355	12,152
PCSB Financial Corp	98	1,371
Pennsylvania REIT	1,772	1,615
People’s Utah Bancorp	81	1,569
PJT Partners Inc ‘A’	900	39,051
Preferred Bank	341	11,533
ProSight Global Inc *	192	1,872
PS Business Parks Inc REIT	1,317	178,480
Pzena Investment Management Inc ‘A’	958	4,273
QTS Realty Trust Inc ‘A’ REIT	3,803	220,612
Red River Bancshares Inc	76	2,829
Redfin Corp *	5,930	91,441
Regional Management Corp *	265	3,620
Reliant Bancorp Inc	29	327
Richmond Mutual Bancorporation Inc *	82	836
RLI Corp	2,642	232,311
Ryman Hospitality Properties Inc REIT	3,244	116,297
Safeguard Scientifics Inc	1,084	6,016
Safehold Inc REIT	37	2,340
Saul Centers Inc REIT	741	24,260
Sculptor Capital Management Inc	492	6,662
Seacoast Banking Corp of Florida *	429	7,855
Selective Insurance Group Inc	1,760	87,472
Seritage Growth Properties REIT *	172	1,567
ServisFirst Bancshares Inc	2,620	76,818
Siebert Financial Corp *	455	3,285
Silvercrest Asset Management Group Inc ‘A’	436	4,125
Southern Missouri Bancorp Inc	36	874
State Auto Financial Corp	74	2,056
Stock Yards Bancorp Inc	359	10,386
Tanger Factory Outlet Centers Inc REIT	6,036	30,180
Terreno Realty Corp REIT	432	22,356
The Bank of NT Butterfield & Son Ltd (Bermuda)	1,278	21,764
The GEO Group Inc REIT	7,886	95,894
The RMR Group Inc ‘A’	1,021	27,536
TriState Capital Holdings Inc *	378	3,655
Triumph Bancorp Inc *	634	16,484
Trupanion Inc *	1,913	49,795
UMH Properties Inc REIT	2,047	22,230
Union Bankshares Inc	56	1,260
United Community Banks Inc	279	5,108
United Fire Group Inc	98	3,196
Uniti Group Inc REIT	12,261	73,934
Unity Bancorp Inc	54	632
Universal Health Realty Income Trust REIT	769	77,523
Universal Insurance Holdings Inc	588	10,537
Veritex Holdings Inc	874	12,210
Virtus Investment Partners Inc	51	3,882
Walker & Dunlop Inc	263	10,591
Waterstone Financial Inc	114	1,658
West Bancorporation Inc	186	3,041
Westamerica Bancorporation	267	15,694
WisdomTree Investments Inc	4,027	9,383
World Acceptance Corp *	237	12,943

		5,253,884

Industrial - 16.0%

AAON Inc	2,712	131,044
Advanced Disposal Services Inc *	4,518	148,190
Advanced Drainage Systems Inc	2,876	84,669
Advanced Energy Industries Inc *	2,515	121,952
Aerojet Rocketdyne Holdings Inc *	3,398	142,138
AeroVironment Inc *	1,410	85,954
Air Transport Services Group Inc *	3,871	70,762
Akoustis Technologies Inc *	2,058	11,051
Alamo Group Inc	556	49,362

	Shares	Value
Alarm.com Holdings Inc *	2,436	$94,785
Albany International Corp ‘A’	2,027	95,938
Allied Motion Technologies Inc	525	12,442
American Superconductor Corp *	314	1,721
American Woodmark Corp *	1,125	51,266
Apogee Enterprises Inc	1,487	30,959
Applied Industrial Technologies Inc	2,537	115,992
Ardmore Shipping Corp (Ireland)	359	1,885
Argan Inc	827	28,589
Astronics Corp *	1,708	15,679
Atkore International Group Inc *	3,143	66,223
Axon Enterprise Inc *	3,861	273,243
AZZ Inc	573	16,113
Badger Meter Inc	1,877	100,607
Barnes Group Inc	415	17,359
Boise Cascade Co	656	15,600
Brady Corp ‘A’	2,625	118,466
Builders FirstSource Inc *	7,047	86,185
Cactus Inc ‘A’	3,180	36,888
Casella Waste Systems Inc ‘A’ *	3,028	118,274
CECO Environmental Corp *	179	836
Chart Industries Inc *	2,388	69,204
Chase Corp	485	39,911
Coda Octopus Group Inc *	258	1,447
Columbus McKinnon Corp	958	23,950
Comfort Systems USA Inc	2,412	88,159
Construction Partners Inc ‘A’ *	386	6,520
Covanta Holding Corp	7,831	66,955
CryoPort Inc *	2,094	35,745
CSW Industrials Inc	976	63,294
Digimarc Corp *	637	8,313
Dorian LPG Ltd *	314	2,735
Ducommun Inc *	104	2,584
Dycom Industries Inc *	1,616	41,450
EMCOR Group Inc	2,770	169,856
Energous Corp *	1,597	1,187
Energy Recovery Inc *	2,525	18,786
Enerpac Tool Group Corp	1,785	29,542
EnerSys	1,849	91,562
EnPro Industries Inc	100	3,958
ESCO Technologies Inc	1,574	119,482
Evoqua Water Technologies Corp *	5,041	56,510
Exponent Inc	3,414	245,501
Fabrinet * (Thailand)	2,213	120,741
FARO Technologies Inc *	1,081	48,104
Federal Signal Corp	3,714	101,318
Fitbit Inc ‘A’ *	3,229	21,505
Fluidigm Corp *	3,846	9,769
Forterra Inc *	1,020	6,100
Forward Air Corp	1,865	94,462
Franklin Electric Co Inc	2,894	136,394
GasLog Ltd (Monaco)	1,498	5,423
Gencor Industries Inc *	41	431
Generac Holdings Inc *	4,041	376,500
General Finance Corp *	246	1,535
Golar LNG Ltd (Bermuda)	431	3,396
GoPro Inc ‘A’ *	7,880	20,646
Granite Construction Inc	389	5,905
Great Lakes Dredge & Dock Corp *	3,590	29,797
Heartland Express Inc	130	2,414
Helios Technologies Inc	1,938	73,489
Heritage-Crystal Clean Inc *	815	13,236
Hillenbrand Inc	2,774	53,011
Ichor Holdings Ltd *	275	5,269
IES Holdings Inc *	211	3,724
II-VI Inc *	3,843	109,525
IntriCon Corp *	468	5,508
Iteris Inc *	3,293	10,538
Itron Inc *	2,266	126,511
JELD-WEN Holding Inc *	4,007	38,988
John Bean Technologies Corp	2,063	153,219

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Kadant Inc	728	$54,345
Kaman Corp	220	8,463
Kimball Electronics Inc *	105	1,147
Kratos Defense & Security Solutions Inc *	5,978	82,736
Lawson Products Inc *	232	6,199
LB Foster Co ‘A’ *	18	222
Lindsay Corp	248	22,712
Louisiana-Pacific Corp	960	16,493
Luxfer Holdings PLC (United Kingdom)	1,682	23,783
Masonite International Corp *	1,546	73,358
MasTec Inc *	3,979	130,233
Materion Corp	558	19,536
Mayville Engineering Co Inc *	350	2,145
Mercury Systems Inc *	3,588	255,968
Mesa Laboratories Inc	262	59,236
Mistras Group Inc *	151	643
Moog Inc ‘A’	1,786	90,247
MSA Safety Inc	2,334	236,201
Mueller Industries Inc	2,031	48,622
Mueller Water Products Inc ‘A’	6,196	49,630
Myers Industries Inc	2,351	25,273
MYR Group Inc *	1,087	28,469
Napco Security Technologies Inc *	803	12,182
National Presto Industries Inc	23	1,629
nLight Inc *	2,200	23,078
Novanta Inc *	2,221	177,413
NV5 Global Inc *	691	28,531
NVE Corp	323	16,806
Omega Flex Inc	211	17,808
OSI Systems Inc *	1,113	76,708
PAM Transportation Services Inc *	77	2,368
Patrick Industries Inc	1,014	28,554
PGT Innovations Inc *	1,914	16,058
Plexus Corp *	290	15,822
Primoris Services Corp	2,021	32,134
Proto Labs Inc *	1,784	135,816
Pure Cycle Corp *	1,281	14,283
Radiant Logistics Inc *	3,049	11,800
Raven Industries Inc	2,379	50,506
RBC Bearings Inc *	1,605	181,028
Rexnord Corp	762	17,275
Ryerson Holding Corp *	817	4,346
Saia Inc *	1,027	75,526
Sanmina Corp *	1,044	28,480
Scorpio Bulkers Inc	539	1,364
Select Interior Concepts Inc ‘A’ *	347	718
Simpson Manufacturing Co Inc	2,955	183,151
SPX Corp *	2,363	77,128
Sterling Construction Co Inc *	299	2,840
Stoneridge Inc *	167	2,797
Sturm Ruger & Co Inc	1,011	51,470
Summit Materials Inc ‘A’ *	1,488	22,320
Tennant Co	1,188	68,845
Terex Corp	3,223	46,282
Tetra Tech Inc	3,607	254,726
The Gorman-Rupp Co	198	6,180
TopBuild Corp *	2,215	158,683
Transcat Inc *	489	12,958
Trex Co Inc *	3,885	311,344
Triumph Group Inc *	686	4,637
UFP Technologies Inc *	41	1,562
Universal Forest Products Inc	3,496	130,016
Universal Logistics Holdings Inc	449	5,882
US Concrete Inc *	1,165	21,133
US Ecology Inc *	1,614	49,066
Vicor Corp *	1,179	52,513
Vishay Precision Group Inc *	603	12,108
VSE Corp	30	492
Watts Water Technologies Inc ‘A’	1,016	86,004
Welbilt Inc *	8,612	44,180
Willis Lease Finance Corp *	19	505

	Shares	Value
WillScot Corp *	2,389	$24,201
Worthington Industries Inc	656	17,220
Wrap Technologies Inc *	423	1,802
ZAGG Inc *	102	317

		8,764,537

Technology - 13.6%

1Life Healthcare Inc *	586	10,636
ACI Worldwide Inc *	7,610	183,781
Adesto Technologies Corp *	1,611	18,027
Agilysys Inc *	1,389	23,196
Altair Engineering Inc ‘A’ *	2,645	70,093
Ambarella Inc *	863	41,907
American Software Inc ‘A’	1,173	16,668
Appfolio Inc ‘A’ *	1,037	115,055
Appian Corp *	2,255	90,719
AstroNova Inc	384	2,980
Avid Technology Inc *	2,085	14,032
Bandwidth Inc ‘A’ *	891	59,955
Benefitfocus Inc *	2,058	18,337
Blackbaud Inc	3,232	179,538
Blackline Inc *	2,859	150,412
Bottomline Technologies DE Inc *	2,864	104,966
Box Inc ‘A’ *	9,701	136,202
Brightcove Inc *	2,727	19,007
Brooks Automation Inc	4,147	126,483
Cabot Microelectronics Corp	1,915	218,578
Castlight Health Inc ‘B’ *	5,597	4,047
CEVA Inc *	1,324	33,007
Cloudera Inc *	1,282	10,089
CommVault Systems Inc *	2,769	112,089
Cornerstone OnDemand Inc *	3,767	119,602
CSG Systems International Inc	2,172	90,898
Cubic Corp	362	14,954
Diebold Nixdorf Inc *	2,937	10,338
Digital Turbine Inc *	5,234	22,559
Diodes Inc *	660	26,819
Domo Inc ‘B’ *	1,323	13,151
DSP Group Inc *	439	5,883
Ebix Inc	1,551	23,544
eGain Corp *	1,137	8,334
Envestnet Inc *	3,191	171,612
Everbridge Inc *	2,198	233,779
Evolent Health Inc ‘A’ *	972	5,278
Exela Technologies Inc *	1,933	396
ExlService Holdings Inc *	2,220	115,507
Five9 Inc *	3,955	302,399
ForeScout Technologies Inc *	2,863	90,442
FormFactor Inc *	312	6,268
Glu Mobile Inc *	7,683	48,326
Health Catalyst Inc *	1,085	28,373
Ideanomics Inc *	8,001	10,721
Impinj Inc *	1,169	19,534
Inovalon Holdings Inc ‘A’ *	4,816	80,235
Inphi Corp *	2,972	235,293
Insight Enterprises Inc *	860	36,232
Inspired Entertainment Inc *	444	1,501
Intelligent Systems Corp *	486	16,519
j2 Global Inc *	3,083	230,763
Lattice Semiconductor Corp *	8,336	148,548
LivePerson Inc *	4,109	93,480
Majesco *	476	2,599
MAXIMUS Inc	4,206	244,789
MaxLinear Inc *	4,411	51,476
MicroStrategy Inc ‘A’ *	538	63,538
Mitek Systems Inc *	1,156	9,109
MobileIron Inc *	6,611	25,122
Model N Inc *	2,207	49,017
MTS Systems Corp	534	12,015
NextGen Healthcare Inc *	3,643	38,033

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Omnicell Inc *	2,739	$179,624
OneSpan Inc *	1,559	28,296
Onto Innovation Inc *	757	22,460
PAR Technology Corp *	644	8,282
Pareteum Corp *	2,688	1,107
Parsons Corp *	1,276	40,781
PDF Solutions Inc *	135	1,582
Perspecta Inc	754	13,753
Phreesia Inc *	1,553	32,660
Phunware Inc *	1,727	1,166
Ping Identity Holding Corp *	821	16,436
Pitney Bowes Inc	4,407	8,990
PlayAGS Inc *	1,482	3,927
Power Integrations Inc	1,870	165,177
Progress Software Corp	2,974	95,168
PROS Holdings Inc *	2,209	68,545
QAD Inc ‘A’	416	16,611
Qualys Inc *	2,224	193,466
Rapid7 Inc *	3,262	141,342
Rimini Street Inc *	1,099	4,495
SailPoint Technologies Holding Inc *	5,687	86,556
Schrodinger Inc *	764	32,944
Science Applications International Corp	3,822	285,236
SecureWorks Corp ‘A’ *	86	990
Semtech Corp *	3,999	149,962
Silicon Laboratories Inc *	2,840	242,564
Simulations Plus Inc	786	27,447
SiTime Corp *	153	3,331
Sprout Social Inc ‘A’ *	532	8,491
SPS Commerce Inc *	2,311	107,485
SVMK Inc *	5,750	77,683
Tabula Rasa HealthCare Inc *	1,291	67,506
Tenable Holdings Inc *	2,510	54,869
TTEC Holdings Inc	1,144	42,008
Unisys Corp *	1,984	24,502
Upland Software Inc *	1,512	40,552
Varonis Systems Inc *	1,985	126,385
Verint Systems Inc *	4,156	178,708
Verra Mobility Corp *	8,440	60,262
Virtusa Corp *	1,905	54,102
Vocera Communications Inc *	2,066	43,882
Workiva Inc *	2,432	78,627
Xperi Corp	546	7,595
Yext Inc *	6,399	65,206
Zuora Inc ‘A’ *	5,884	47,366

		7,424,917

Utilities - 1.7%

American States Water Co	2,424	198,138
Atlantic Power Corp *	5,230	11,192
California Water Service Group	2,996	150,759
Chesapeake Utilities Corp	1,049	89,910
El Paso Electric Co	451	30,650
Genie Energy Ltd ‘B’	317	2,276
Global Water Resources Inc	926	9,436
MGE Energy Inc	834	54,602
Middlesex Water Co	957	57,535
New Jersey Resources Corp	430	14,607
Northwest Natural Holding Co	308	19,019
Ormat Technologies Inc	934	63,194
Otter Tail Corp	1,138	50,596
SJW Group	1,127	65,107
South Jersey Industries Inc	855	21,375
Southwest Gas Holdings Inc	406	28,241
Spark Energy Inc ‘A’	709	4,445

	Shares	Value
The York Water Co	761	$33,073

		904,155

Total Common Stocks (Cost $58,742,568)		52,692,336

EXCHANGE-TRADED FUND - 2.7%

iShares Russell 2000 Growth	9,443	1,493,599

Total Exchange-Traded Fund (Cost $1,669,889)		1,493,599

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $414,401; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $422,742)	$414,401	414,401

Total Short-Term Investment (Cost $414,401)		414,401

TOTAL INVESTMENTS - 99.9% (Cost $60,827,098)		54,600,576

DERIVATIVES - 0.1%		60,278

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(19,743)

NET ASSETS - 100.0%		$54,641,111

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	06/20	18	$96,976	$103,284	$6,308
Russell 2000 E-Mini Index	06/20	7	347,690	401,660	53,970

Total Futures Contracts					$60,278

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$240	$-	$240	$-
	Common Stocks	52,692,336	52,692,336	-	-
	Exchange-Traded Fund	1,493,599	1,493,599	-	-
	Short-Term Investment	414,401	-	414,401	-
	Derivatives:
	Equity Contracts
	Futures	60,278	60,278	-	-

	Total	$54,660,854	$54,246,213	$414,641	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Corium International Inc - Contingent Value Rights *	259	$47

Total Rights (Cost $47)		47

COMMON STOCKS - 94.7%

Basic Materials - 2.8%

AdvanSix Inc *	2,177	20,768
Allegheny Technologies Inc *	9,741	82,798
American Vanguard Corp	2,267	32,781
Amyris Inc *	4,069	10,417
Carpenter Technology Corp	3,666	71,487
Century Aluminum Co *	3,780	13,684
Clearwater Paper Corp *	1,240	27,044
Cleveland-Cliffs Inc	23,217	91,707
Coeur Mining Inc *	18,451	59,228
Commercial Metals Co	9,320	147,163
Contura Energy Inc *	1,699	3,993
Covia Holdings Corp *	2,326	1,329
Energy Fuels Inc *	7,850	9,263
Ferro Corp *	1,203	11,260
Gold Resource Corp	4,544	12,496
Hawkins Inc	776	27,626
HB Fuller Co	1,088	30,388
Hecla Mining Co	40,102	72,986
Innospec Inc	296	20,569
Intrepid Potash Inc *	7,480	5,984
Kaiser Aluminum Corp	578	40,044
Koppers Holdings Inc *	299	3,699
Kraton Corp *	1,734	14,045
Kronos Worldwide Inc	1,862	15,715
Livent Corp *	11,434	60,028
Minerals Technologies Inc	2,733	99,098
Neenah Inc	240	10,351
Novagold Resources Inc * (Canada)	5,413	39,948
Oil-Dri Corp of America	426	14,245
Orion Engineered Carbons SA * (Luxembourg)	1,576	11,757
PH Glatfelter Co	3,426	41,866
PolyOne Corp	424	8,043
PQ Group Holdings Inc *	2,952	32,177
Rayonier Advanced Materials Inc *	4,115	4,362
Schnitzer Steel Industries Inc ‘A’	2,059	26,849
Schweitzer-Mauduit International Inc	2,467	68,632
Sensient Technologies Corp	1,611	70,095
Stepan Co	1,428	126,321
Tronox Holdings PLC ‘A’	3,855	19,198
United States Lime & Minerals Inc	149	11,004
Valhi Inc	1,657	1,707
Verso Corp ‘A’ *	2,572	29,012

		1,501,167

Communications - 3.1%

ADTRAN Inc	3,801	29,192
ATN International Inc	873	51,254
Boston Omaha Corp ‘A’ *	282	5,107
CalAmp Corp *	2,595	11,678
Calix Inc *	1,775	12,567
Cambium Networks Corp *	159	890
Cars.com Inc *	4,523	19,449
Casa Systems Inc *	147	515
Cincinnati Bell Inc *	2,754	40,319

	Shares	Value
Clear Channel Outdoor Holdings Inc *	2,290	$1,466
comScore Inc *	3,837	10,820
Consolidated Communications Holdings Inc *	5,530	25,161
Cumulus Media Inc ‘A’ *	1,177	6,379
DASAN Zhone Solutions Inc *	23	96
DHI Group Inc *	3,883	8,387
Entercom Communications Corp ‘A’	9,320	15,937
Entravision Communications Corp ‘A’	3,993	8,106
ePlus Inc *	136	8,516
Fluent Inc *	185	216
Frontier Communications Corp *	8,278	3,146
Gannett Co Inc	9,289	13,748
Gray Television Inc *	4,207	45,183
Harmonic Inc *	6,942	39,986
HealthStream Inc *	1,315	31,494
Hemisphere Media Group Inc *	66	564
Houghton Mifflin Harcourt Co *	8,028	15,093
IDT Corp ‘B’ *	247	1,339
Infinera Corp *	13,926	73,808
Inseego Corp *	3,541	22,060
Intelsat SA *	5,233	8,006
Iridium Communications Inc *	7,749	173,035
KVH Industries Inc *	1,144	10,788
Lands’ End Inc *	895	4,779
Leaf Group Ltd *	213	285
Lee Enterprises Inc *	5,000	4,915
Liberty Latin America Ltd ‘A’ * (Chile)	3,379	35,547
Liberty Latin America Ltd ‘C’ * (Chile)	9,112	93,489
Limelight Networks Inc *	5,428	30,940
Liquidity Services Inc *	2,087	8,098
Marchex Inc ‘B’ *	3,310	4,800
Maxar Technologies Inc	4,667	49,844
MSG Networks Inc ‘A’ *	3,360	34,272
National CineMedia Inc	4,332	14,122
NeoPhotonics Corp *	3,052	22,127
NETGEAR Inc *	2,341	53,468
ORBCOMM Inc *	802	1,957
Preformed Line Products Co	237	11,810
Quotient Technology Inc *	5,295	34,417
Ribbon Communications Inc *	4,602	13,944
RigNet Inc *	90	162
Saga Communications Inc ‘A’	315	8,666
Scholastic Corp	2,369	60,386
Spok Holdings Inc	1,444	15,436
Stamps.com Inc *	1,291	167,933
Stitch Fix Inc ‘A’ *	402	5,105
TEGNA Inc	16,992	184,533
TESSCO Technologies Inc	686	3,355
The EW Scripps Co ‘A’	4,278	32,256
The Meet Group Inc *	1,490	8,746
The RealReal Inc *	2,990	20,960
The Rubicon Project Inc *	1,286	7,137
Tribune Publishing Co	1,454	11,792
TrueCar Inc *	833	2,016
Value Line Inc	17	550
Vonage Holdings Corp *	5,726	41,399
WideOpenWest Inc *	2,005	9,544

		1,693,095

Consumer, Cyclical - 9.7%

Abercrombie & Fitch Co ‘A’	4,912	44,650
Acushnet Holdings Corp	2,771	71,270
Adient PLC *	6,816	61,821
AMC Entertainment Holdings Inc ‘A’	4,159	13,142
American Axle & Manufacturing Holdings Inc *	8,577	30,963
American Eagle Outfitters Inc	1,293	10,279
Anixter International Inc *	2,402	211,064
Ascena Retail Group Inc *	417	580
At Home Group Inc *	3,475	7,020
Barnes & Noble Education Inc *	2,269	3,086

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Bassett Furniture Industries Inc	892	$4,861
BBX Capital Corp	5,082	11,739
Beacon Roofing Supply Inc *	3,468	57,361
Beazer Homes USA Inc *	2,118	13,640
Bed Bath & Beyond Inc	9,544	40,180
Big Lots Inc	3,042	43,257
Biglari Holdings Inc ‘B’ *	9	463
BJ’s Wholesale Club Holdings Inc *	5,723	145,765
Blue Bird Corp *	427	4,667
Bluegreen Vacations Corp	648	3,745
BlueLinx Holdings Inc *	838	4,148
BMC Stock Holdings Inc *	5,214	92,444
Boyd Gaming Corp *	617	8,897
Brinker International Inc	734	8,815
Caleres Inc	3,066	15,943
Callaway Golf Co	7,234	73,931
Cannae Holdings Inc *	5,797	194,142
Carrols Restaurant Group Inc *	1,846	3,360
Casper Sleep Inc *	629	2,698
Century Casinos Inc *	1,659	3,998
Century Communities Inc *	1,222	17,731
Chico’s FAS Inc	9,042	11,664
Chuy’s Holdings Inc *	947	9,536
Citi Trends Inc	858	7,636
Clarus Corp	523	5,125
Commercial Vehicle Group Inc *	1,713	2,587
CompX International Inc	107	1,626
Conn’s Inc *	1,185	4,953
Cooper Tire & Rubber Co	3,903	63,619
Cooper-Standard Holdings Inc *	1,275	13,094
Culp Inc	891	6,558
Daktronics Inc	2,853	14,065
Dana Inc	11,210	87,550
Del Taco Restaurants Inc *	2,086	7,155
Delta Apparel Inc *	343	3,571
Denny’s Corp *	1,207	9,270
Designer Brands Inc ‘A’	3,086	15,368
Dillard’s Inc ‘A’	769	28,415
Dine Brands Global Inc	500	14,340
Drive Shack Inc *	228	347
El Pollo Loco Holdings Inc *	1,493	12,616
Eros International PLC * (India)	5,294	8,735
Escalade Inc	916	5,450
Ethan Allen Interiors Inc	1,905	19,469
Express Inc *	4,963	7,395
Fiesta Restaurant Group Inc *	1,735	6,992
Flexsteel Industries Inc	611	6,697
Forestar Group Inc *	1,240	12,834
Fossil Group Inc *	3,619	11,907
Foundation Building Materials Inc *	1,116	11,484
G-III Apparel Group Ltd *	3,402	26,195
Gaia Inc *	886	7,868
GameStop Corp ‘A’ *	5,823	20,381
Genesco Inc *	1,073	14,314
GMS Inc *	1,723	27,103
GNC Holdings Inc ‘A’ *	4,502	2,107
Golden Entertainment Inc *	507	3,351
Green Brick Partners Inc *	1,678	13,508
Group 1 Automotive Inc	1,365	60,415
Guess? Inc	3,562	24,115
H&E Equipment Services Inc	575	8,441
Haverty Furniture Cos Inc	1,370	16,289
Hawaiian Holdings Inc	3,610	37,688
Hibbett Sports Inc *	1,195	13,067
HNI Corp	806	20,303
Hooker Furniture Corp	832	12,988
Hudson Ltd ‘A’ *	2,826	14,187
Interface Inc	317	2,397
J Alexander’s Holdings Inc *	692	2,650
J. Jill Inc *	828	457
Jack in the Box Inc	1,515	53,101

	Shares	Value
JC Penney Co Inc *	24,176	$8,703
Johnson Outdoors Inc ‘A’	161	10,095
KB Home	5,395	97,650
Kimball International Inc ‘B’	498	5,931
Knoll Inc	171	1,765
Kontoor Brands Inc	2,637	50,551
Kura Sushi USA Inc ‘A’ *	123	1,471
La-Z-Boy Inc	2,026	41,634
Lifetime Brands Inc	1,049	5,927
Lithia Motors Inc ‘A’	675	55,208
Lumber Liquidators Holdings Inc *	1,774	8,320
M/I Homes Inc *	2,070	34,217
MarineMax Inc *	1,498	15,609
Marriott Vacations Worldwide Corp	2,669	148,343
MDC Holdings Inc	3,980	92,336
Meritage Homes Corp *	2,834	103,469
Meritor Inc *	918	12,164
Mesa Air Group Inc *	1,295	4,261
Methode Electronics Inc	2,841	75,088
Miller Industries Inc	803	22,709
Mobile Mini Inc	2,304	60,434
Modine Manufacturing Co *	3,644	11,843
Monarch Casino & Resort Inc *	124	3,481
Motorcar Parts of America Inc *	1,416	17,813
Movado Group Inc *	1,263	14,929
Navistar International Corp *	3,868	63,783
Office Depot Inc	42,443	69,607
OneSpaWorld Holdings Ltd (Bahamas)	3,566	14,478
Oxford Industries Inc	796	28,863
Papa John’s International Inc	204	10,887
Party City Holdco Inc *	3,022	1,385
PC Connection Inc	880	36,265
Penn National Gaming Inc *	7,600	96,140
PetMed Express Inc	1,094	31,485
Potbelly Corp *	1,175	3,631
PriceSmart Inc	1,608	84,500
Purple Innovation Inc *	423	2,403
RCI Hospitality Holdings Inc	743	7,408
Reading International Inc ‘A’ *	973	3,785
Red Lion Hotels Corp *	2,568	3,749
Red Robin Gourmet Burgers Inc *	1,046	8,912
Regis Corp *	1,700	10,047
REV Group Inc	1,719	7,168
RH *	939	94,341
Rite Aid Corp *	4,313	64,695
Rocky Brands Inc	526	10,178
RTW RetailWinds Inc *	1,682	353
Rush Enterprises Inc ‘A’	2,137	68,213
Rush Enterprises Inc ‘B’	302	9,214
Sally Beauty Holdings Inc *	9,061	73,213
ScanSource Inc *	1,931	41,304
Shoe Carnival Inc	704	14,622
Signet Jewelers Ltd (NYSE) *	4,049	26,116
SkyWest Inc	3,836	100,465
Sleep Number Corp *	219	4,196
Sonic Automotive Inc ‘A’	1,870	24,834
Spartan Motors Inc	687	8,869
Spirit Airlines Inc *	1,144	14,746
Sportsman’s Warehouse Holdings Inc *	3,257	20,063
Standard Motor Products Inc	1,297	53,916
Steelcase Inc ‘A’	5,251	51,827
Superior Group of Cos Inc	702	5,939
Systemax Inc	318	5,638
Tailored Brands Inc *	334	581
Taylor Morrison Home Corp *	8,977	98,747
Telenav Inc *	1,368	5,910
Tenneco Inc ‘A’ *	3,841	13,828
The Buckle Inc	2,267	31,081
The Cato Corp ‘A’	1,751	18,683
The Container Store Group Inc *	853	2,013
The Marcus Corp	1,777	21,893

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
The Michaels Cos Inc *	6,290	$10,190
The St Joe Co *	2,589	43,443
Tilly’s Inc ‘A’	1,725	7,124
Titan International Inc	3,883	6,019
Titan Machinery Inc *	1,456	12,653
TRI Pointe Group Inc *	10,703	93,865
Triton International Ltd (Bermuda)	4,242	109,741
Tupperware Brands Corp *	4,094	6,632
Unifi Inc *	1,219	14,079
UniFirst Corp	1,197	180,855
Universal Electronics Inc *	134	5,142
Vera Bradley Inc *	1,680	6,922
Veritiv Corp *	1,017	7,994
Vince Holding Corp *	171	663
Vista Outdoor Inc *	4,494	39,547
Visteon Corp *	2,175	104,357
Wabash National Corp	4,101	29,609
Waitr Holdings Inc *	4,013	4,936
Weyco Group Inc	475	9,581
Wingstop Inc	163	12,991
Winmark Corp	114	14,526
Winnebago Industries Inc	721	20,051
Wolverine World Wide Inc	3,219	48,929
World Fuel Services Corp	5,110	128,670
Zumiez Inc *	1,531	26,517

		5,215,604

Consumer, Non-Cyclical - 11.6%

89bio Inc *	85	2,146
Aaron’s Inc	588	13,395
Abeona Therapeutics Inc *	4,224	8,870
ABM Industries Inc	5,293	128,937
Acacia Research Corp *	2,289	5,082
Acceleron Pharma Inc *	613	55,090
ACCO Brands Corp	7,541	38,082
AcelRx Pharmaceuticals Inc *	2,934	3,462
Aclaris Therapeutics Inc *	1,728	1,797
Acorda Therapeutics Inc *	2,523	2,353
Adamas Pharmaceuticals Inc *	1,270	3,670
ADMA Biologics Inc *	381	1,097
Adtalem Global Education Inc *	4,147	111,098
Aduro Biotech Inc *	617	1,691
Aeglea BioTherapeutics Inc *	1,775	8,271
Affimed NV * (Germany)	570	901
Akebia Therapeutics Inc *	9,196	69,706
Akero Therapeutics Inc *	93	1,972
Akorn Inc *	4,634	2,601
Aldeyra Therapeutics Inc *	357	882
Alico Inc	355	11,019
Alphatec Holdings Inc *	250	863
AMAG Pharmaceuticals Inc *	2,571	15,889
American Public Education Inc *	1,186	28,381
American Renal Associates Holdings Inc *	859	5,678
AnaptysBio Inc *	367	5,186
AngioDynamics Inc *	2,819	29,402
Anika Therapeutics Inc *	1,049	30,327
Applied Therapeutics Inc *	154	5,034
Aprea Therapeutics Inc * (Sweden)	112	3,893
Apyx Medical Corp *	2,189	7,859
Arcus Biosciences Inc *	2,529	35,103
Arcutis Biotherapeutics Inc *	178	5,304
Ardelyx Inc *	4,873	27,703
Arena Pharmaceuticals Inc *	806	33,852
Arlo Technologies Inc *	5,836	14,181
ASGN Inc *	505	17,837
Assembly Biosciences Inc *	1,992	29,541
Assertio Therapeutics Inc *	3,633	2,361
Atreca Inc ‘A’ *	291	4,816
Avanos Medical Inc *	3,697	99,560
Avid Bioservices Inc *	283	1,446

	Shares	Value
B&G Foods Inc	4,486	$81,152
Beam Therapeutics Inc *	207	3,726
BellRing Brands Inc ‘A’ *	1,270	21,653
Beyondspring Inc *	50	641
BG Staffing Inc	559	4,181
BioCryst Pharmaceuticals Inc *	2,008	4,016
Black Diamond Therapeutics Inc *	203	5,065
Bridgebio Pharma Inc *	1,229	35,641
BrightView Holdings Inc *	2,431	26,887
Brookdale Senior Living Inc *	14,217	44,357
Cadiz Inc *	959	11,192
CAI International Inc *	1,212	17,138
Cal-Maine Foods Inc *	2,510	110,390
Calithera Biosciences Inc *	3,749	16,646
Cara Therapeutics Inc *	360	4,756
Cardtronics PLC ‘A’ *	571	11,945
CareDx Inc *	248	5,414
Carriage Services Inc	1,274	20,575
CASI Pharmaceuticals Inc *	244	498
Castle Biosciences Inc *	152	4,531
cbdMD Inc *	3,098	2,881
CBIZ Inc *	4,083	85,416
CEL-SCI Corp *	321	3,704
Cellular Biomedicine Group Inc *	209	3,306
Central Garden & Pet Co *	734	20,185
Central Garden & Pet Co ‘A’ *	3,217	82,259
Cerus Corp *	1,436	6,677
Chimerix Inc *	4,305	6,199
Coherus Biosciences Inc *	2,843	46,113
Collectors Universe Inc	54	846
Community Health Systems Inc *	6,764	22,592
Concert Pharmaceuticals Inc *	2,086	18,440
Constellation Pharmaceuticals Inc *	171	5,375
Cortexyme Inc *	51	2,326
CRA International Inc	432	14,433
Craft Brew Alliance Inc *	812	12,099
Cross Country Healthcare Inc *	2,400	16,176
Cyclerion Therapeutics Inc *	97	257
Cytokinetics Inc *	304	3,584
Darling Ingredients Inc *	12,823	245,817
Deluxe Corp	3,128	81,109
Dynavax Technologies Corp *	355	1,253
Edgewell Personal Care Co *	4,226	101,762
ElectroCore Inc *	717	681
elf Beauty Inc *	1,659	16,325
Eloxx Pharmaceuticals Inc *	151	296
Emerald Holding Inc *	2,054	5,320
Endo International PLC *	16,491	61,017
Ennis Inc	2,103	39,494
Enochian Biosciences Inc *	1,035	3,105
Enzo Biochem Inc *	3,364	8,511
Epizyme Inc *	1,642	25,467
Evelo Biosciences Inc *	621	2,332
EyePoint Pharmaceuticals Inc *	1,197	1,221
Farmer Brothers Co *	906	6,306
FibroGen Inc *	645	22,414
Five Prime Therapeutics Inc *	2,767	6,281
Frequency Therapeutics Inc *	134	2,387
Fresh Del Monte Produce Inc	2,402	66,319
FTI Consulting Inc *	2,647	317,031
Fulcrum Therapeutics Inc *	217	2,591
G1 Therapeutics Inc *	1,079	11,891
Geron Corp *	14,475	17,225
Gossamer Bio Inc *	1,557	15,804
GP Strategies Corp *	1,091	7,102
Green Dot Corp ‘A’ *	644	16,351
Gritstone Oncology Inc *	1,503	8,747
Hanger Inc *	2,350	36,613
Harpoon Therapeutics Inc *	373	4,319
Heidrick & Struggles International Inc	1,329	29,902
Herc Holdings Inc *	1,645	33,657

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Hertz Global Holdings Inc *	7,869	$48,630
Hostess Brands Inc *	9,375	99,937
Huron Consulting Group Inc *	1,551	70,353
ICF International Inc	549	37,716
IGM Biosciences Inc *	116	6,513
ImmunoGen Inc *	5,916	20,174
Immunomedics Inc *	1,432	19,303
Information Services Group Inc *	2,770	7,119
Ingles Markets Inc ‘A’	1,114	40,282
Integer Holdings Corp *	688	43,248
Intellia Therapeutics Inc *	846	10,347
Intra-Cellular Therapies Inc *	2,092	32,154
Invacare Corp	2,585	19,207
Jounce Therapeutics Inc *	1,420	6,745
K12 Inc *	2,840	53,562
Kala Pharmaceuticals Inc *	887	7,797
Karuna Therapeutics Inc *	177	12,744
Kelly Services Inc ‘A’	2,686	34,085
Kezar Life Sciences Inc *	2,282	9,950
Kiniksa Pharmaceuticals Ltd ‘A’ *	36	557
Lancaster Colony Corp	421	60,893
Landec Corp *	1,969	17,111
Lannett Co Inc *	2,516	17,486
Laureate Education Inc ‘A’ *	8,834	92,845
LeMaitre Vascular Inc	226	5,632
Ligand Pharmaceuticals Inc *	1,125	81,810
Limoneira Co	801	10,493
Lineage Cell Therapeutics Inc *	8,562	7,090
LivaNova PLC *	803	36,336
LiveRamp Holdings Inc *	5,263	173,258
Livongo Health Inc *	567	16,177
Luminex Corp	3,301	90,877
MacroGenics Inc *	1,987	11,564
Magellan Health Inc *	728	35,024
Mallinckrodt PLC *	6,362	12,597
Menlo Therapeutics Inc *	3,583	9,602
Meridian Bioscience Inc *	3,006	25,250
Mersana Therapeutics Inc *	2,802	16,336
Minerva Neurosciences Inc *	207	1,246
Mirum Pharmaceuticals Inc *	176	2,464
Molecular Templates Inc *	589	7,828
Morphic Holding Inc *	248	3,641
Myriad Genetics Inc *	4,901	70,133
NanoString Technologies Inc *	194	4,666
Nathan’s Famous Inc	139	8,479
National HealthCare Corp	980	70,295
Natural Grocers by Vitamin Cottage Inc	738	6,280
Nature’s Sunshine Products Inc *	542	4,406
Neon Therapeutics Inc *	793	2,094
NextCure Inc *	67	2,484
NGM Biopharmaceuticals Inc *	172	2,121
Novavax Inc *	1,607	21,823
OPKO Health Inc *	30,245	40,528
Option Care Health Inc *	2,116	20,039
OraSure Technologies Inc *	4,775	51,379
Orthofix Medical Inc *	353	9,888
Osmotica Pharmaceuticals PLC *	451	1,434
Owens & Minor Inc	4,811	44,021
Oyster Point Pharma Inc *	109	3,815
Pacific Biosciences of California Inc *	714	2,185
Patterson Cos Inc	6,578	100,578
PDL BioPharma Inc *	8,958	25,262
Personalis Inc *	151	1,219
Phathom Pharmaceuticals Inc *	174	4,493
Phibro Animal Health Corp ‘A’	61	1,474
PolarityTE Inc *	786	849
Precigen Inc *	4,134	14,056
Prestige Consumer Healthcare Inc *	3,940	144,519
Prevail Therapeutics Inc *	309	3,767
Principia Biopharma Inc *	99	5,879
Progyny Inc *	521	11,040

	Shares	Value
Protagonist Therapeutics Inc *	672	$4,744
Prothena Corp PLC * (Ireland)	3,132	33,512
Pyxus International Inc *	473	1,471
Quad/Graphics Inc	2,642	6,658
Quanex Building Products Corp	2,542	25,623
Reata Pharmaceuticals Inc ‘A’ *	1,022	147,515
Resources Connection Inc	1,725	18,923
resTORbio Inc *	781	804
Revance Therapeutics Inc *	678	10,034
Revlon Inc ‘A’ *	61	667
REVOLUTION Medicines Inc *	243	5,324
Rigel Pharmaceuticals Inc *	795	1,240
Rockwell Medical Inc *	207	424
Rosetta Stone Inc *	1,384	19,404
RR Donnelley & Sons Co	6,009	5,760
RTI Surgical Holdings Inc *	4,248	7,264
Sanderson Farms Inc	262	32,310
Sangamo Therapeutics Inc *	2,638	16,804
Satsuma Pharmaceuticals Inc *	101	2,174
SEACOR Marine Holdings Inc *	1,611	7,056
SeaSpine Holdings Corp *	1,651	13,489
Seneca Foods Corp ‘A’ *	506	20,129
Sientra Inc *	431	858
Solid Biosciences Inc *	1,006	2,404
SP Plus Corp *	1,772	36,769
SpartanNash Co	2,821	40,397
Spectrum Pharmaceuticals Inc *	537	1,251
Spero Therapeutics Inc *	972	7,854
SpringWorks Therapeutics Inc *	161	4,347
Stoke Therapeutics Inc *	291	6,664
Strongbridge Biopharma PLC *	3,110	5,878
Surgery Partners Inc *	1,649	10,768
Sutro Biopharma Inc *	740	7,548
Syneos Health Inc *	4,508	177,705
Synlogic Inc *	920	1,582
TCR2 Therapeutics Inc *	940	7,276
Team Inc *	2,270	14,755
Tejon Ranch Co *	1,591	22,369
Tenet Healthcare Corp *	544	7,834
Textainer Group Holdings Ltd * (China)	4,115	33,825
TG Therapeutics Inc *	726	7,144
The Andersons Inc	2,470	46,312
The Hackett Group Inc	303	3,854
The Simply Good Foods Co *	6,442	124,073
TherapeuticsMD Inc *	1,181	1,252
Tivity Health Inc *	3,570	22,455
Tootsie Roll Industries Inc	219	7,873
TransEnterix Inc *	243	85
TransMedics Group Inc *	197	2,380
Triple-S Management Corp ‘B’ *	1,727	24,351
TrueBlue Inc *	3,031	38,676
Turning Point Therapeutics Inc *	95	4,243
United Natural Foods Inc *	4,173	38,308
UNITY Biotechnology Inc *	825	4,785
Universal Corp	1,940	85,767
Utah Medical Products Inc	53	4,985
Varex Imaging Corp *	1,669	37,903
VBI Vaccines Inc *	910	864
Vector Group Ltd	583	5,492
Vectrus Inc *	899	37,228
Verrica Pharmaceuticals Inc *	653	7,137
Viela Bio Inc *	95	3,610
Viking Therapeutics Inc *	4,544	21,266
Village Super Market Inc ‘A’	656	16,124
Vir Biotechnology Inc *	171	5,860
WaVe Life Sciences Ltd *	434	4,067
Weis Markets Inc	792	32,995
WW International Inc *	3,632	61,417
Xeris Pharmaceuticals Inc *	81	158

		6,275,526

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Diversified - 0.0%

Professional Holding Corp ‘A’ *	399	$6,364

Energy - 2.9%

Abraxas Petroleum Corp *	9,009	1,090
Advanced Emissions Solutions Inc	114	749
Amplify Energy Corp	662	375
Arch Coal Inc ‘A’	1,212	35,027
Archrock Inc	10,318	38,796
Berry Corp	5,053	12,178
Bonanza Creek Energy Inc *	1,502	16,897
Brigham Minerals Inc ‘A’	675	5,582
California Resources Corp *	3,829	3,829
Callon Petroleum Co *	29,775	16,314
Chaparral Energy Inc ‘A’ *	1,745	820
Clean Energy Fuels Corp *	10,318	18,366
CNX Resources Corp *	14,608	77,715
Comstock Resources Inc *	1,274	6,867
CONSOL Energy Inc *	2,062	7,609
CVR Energy Inc	1,464	24,200
Delek US Holdings Inc	5,914	93,205
Denbury Resources Inc *	37,675	6,955
Diamond Offshore Drilling Inc *	5,175	9,470
Dril-Quip Inc *	2,837	86,528
Earthstone Energy Inc ‘A’ *	1,136	1,999
Era Group Inc *	1,516	8,080
Evolution Petroleum Corp	219	572
Exterran Corp *	2,320	11,136
Extraction Oil & Gas Inc *	7,443	3,141
Falcon Minerals Corp	2,883	6,198
Flotek Industries Inc *	5,220	4,646
Forum Energy Technologies Inc *	4,579	812
Frank’s International NV *	8,413	21,790
FTS International Inc *	998	223
FutureFuel Corp	2,089	23,543
Geospace Technologies Corp *	1,145	7,328
Goodrich Petroleum Corp *	125	532
Green Plains Inc *	2,745	13,313
Gulfport Energy Corp *	12,609	5,607
Hallador Energy Co	1,140	1,082
Helix Energy Solutions Group Inc *	11,034	18,096
HighPoint Resources Corp *	6,329	1,203
Independence Contract Drilling Inc *	131	183
KLX Energy Services Holdings Inc *	1,191	834
Laredo Petroleum Inc *	15,074	5,725
Liberty Oilfield Services Inc ‘A’	3,189	8,578
Magnolia Oil & Gas Corp ‘A’ *	8,099	32,396
Mammoth Energy Services Inc *	734	550
Matador Resources Co *	7,747	19,213
Matrix Service Co *	2,088	19,773
Montage Resources Corp *	2,050	4,612
MRC Global Inc *	5,531	23,562
Murphy USA Inc *	1,881	158,681
Nabors Industries Ltd	27,723	10,815
NACCO Industries Inc ‘A’	311	8,702
National Energy Services Reunited Corp *	1,857	9,434
Natural Gas Services Group Inc *	1,014	4,522
NCS Multistage Holdings Inc *	783	501
Newpark Resources Inc *	6,915	6,203
NexTier Oilfield Solutions Inc *	12,437	14,551
Nine Energy Service Inc *	910	736
Noble Corp PLC *	20,641	5,367
Northern Oil and Gas Inc *	22,752	15,087
NOW Inc *	8,436	43,530
Oasis Petroleum Inc *	24,878	8,707
Oceaneering International Inc *	7,762	22,820
Oil States International Inc *	4,682	9,504
Pacific Drilling SA *	1,673	719
Panhandle Oil and Gas Inc ‘A’	1,391	5,133

	Shares	Value
Par Pacific Holdings Inc *	2,633	$18,694
PDC Energy Inc *	7,835	48,655
Peabody Energy Corp	5,225	15,152
Penn Virginia Corp *	808	2,497
PrimeEnergy Resources Corp *	8	592
ProPetro Holding Corp *	2,979	7,447
QEP Resources Inc *	18,992	6,353
Ramaco Resources Inc *	455	1,087
Renewable Energy Group Inc *	2,895	59,434
REX American Resources Corp *	447	20,790
Ring Energy Inc *	1,941	1,279
RPC Inc	4,797	9,882
SandRidge Energy Inc *	1,695	1,524
Seadrill Ltd * (United Kingdom)	3,283	1,412
Select Energy Services Inc ‘A’ *	4,592	14,832
SilverBow Resources Inc *	417	1,030
SM Energy Co	8,845	10,791
Smart Sand Inc *	1,126	1,171
Southwestern Energy Co *	42,612	72,014
SunCoke Energy Inc	5,444	20,959
Sunnova Energy International Inc *	1,741	17,532
SunPower Corp *	5,764	29,223
Talos Energy Inc *	1,579	9,079
TerraForm Power Inc ‘A’	1,883	29,695
TETRA Technologies Inc *	6,741	2,157
Thermon Group Holdings Inc *	1,811	27,292
Trecora Resources *	1,641	9,764
Unit Corp *	2,956	769
US Silica Holdings Inc	6,180	11,124
US Well Services Inc *	219	66
W&T Offshore Inc *	7,258	12,339
Warrior Met Coal Inc	3,149	33,442
Whiting Petroleum Corp *	7,187	4,818

		1,535,206

Financial - 38.5%

1st Constitution Bancorp	869	11,514
1st Source Corp	1,181	38,300
Acadia Realty Trust REIT	6,679	82,753
ACNB Corp	717	21,510
AG Mortgage Investment Trust Inc REIT	2,497	6,842
Agree Realty Corp REIT	3,259	201,732
Alerus Financial Corp	162	2,676
Alexander & Baldwin Inc REIT	5,233	58,714
Allegiance Bancshares Inc	1,458	35,152
Altisource Portfolio Solutions SA *	325	2,493
Amalgamated Bank ‘A’	1,330	14,391
Ambac Financial Group Inc *	3,717	45,868
Amerant Bancorp Inc *	1,662	25,578
American Equity Investment Life Holding Co	5,286	99,377
American Finance Trust Inc REIT	7,796	48,725
American National Bankshares Inc	936	22,370
American Realty Investors Inc *	161	1,488
Ameris Bancorp	4,121	97,915
AMERISAFE Inc	1,103	71,110
Ames National Corp	812	16,605
Anworth Mortgage Asset Corp REIT	7,373	8,331
Apollo Commercial Real Estate Finance Inc REIT	12,258	90,954
Ares Commercial Real Estate Corp REIT	2,380	16,636
Argo Group International Holdings Ltd	2,610	96,727
Arlington Asset Investment Corp ‘A’ REIT	2,636	5,773
Armada Hoffler Properties Inc REIT	2,761	29,543
ARMOUR Residential REIT Inc	4,621	40,711
Arrow Financial Corp	1,085	30,239
Artisan Partners Asset Management Inc ‘A’	1,925	41,368
Ashford Hospitality Trust Inc REIT	6,874	5,081
Assetmark Financial Holdings Inc *	718	14,640
Associated Capital Group Inc ‘A’	196	5,998
Atlantic Capital Bancshares Inc *	1,802	21,390

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Atlantic Union Bankshares Corp	6,330	$138,627
Axos Financial Inc *	1,790	32,453
B. Riley Financial Inc	1,662	30,614
Banc of California Inc	3,796	30,368
BancFirst Corp	1,526	50,923
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	2,590	26,703
BancorpSouth Bank	7,840	148,333
Bank First Corp	70	3,920
Bank of Commerce Holdings	1,710	13,458
Bank of Marin Bancorp	1,121	33,630
Bank7 Corp	208	1,652
BankFinancial Corp	1,359	11,973
Bankwell Financial Group Inc	660	10,072
Banner Corp	1,953	64,527
Bar Harbor Bankshares	1,330	22,982
Baycom Corp *	694	8,363
BCB Bancorp Inc	1,388	14,782
Berkshire Hills Bancorp Inc	3,691	54,848
Blackstone Mortgage Trust Inc ‘A’ REIT	10,117	188,379
Blucora Inc *	1,182	14,243
Boston Private Financial Holdings Inc	4,622	33,047
Braemar Hotels & Resorts Inc REIT	1,724	2,931
Bridge Bancorp Inc	1,385	29,307
Bridgewater Bancshares Inc *	1,994	19,441
Brightsphere Investment Group Inc	5,436	34,736
Brookline Bancorp Inc	4,458	50,286
BRP Group Inc ‘A’ *	1,013	10,687
BRT Apartments Corp REIT	525	5,381
Bryn Mawr Bank Corp	1,639	46,515
Business First Bancshares Inc	1,201	16,213
Byline Bancorp Inc	2,067	21,435
C&F Financial Corp	328	13,087
Cadence BanCorp	7,243	47,442
Calamos Asset Management Inc Escrow Receipt * Ω ±	3,629	-
Cambridge Bancorp	321	16,692
Camden National Corp	1,238	38,935
Capital Bancorp Inc *	823	10,304
Capital City Bank Group Inc	1,179	23,721
Capitol Federal Financial Inc	10,497	121,870
Capstar Financial Holdings Inc	1,411	13,955
Capstead Mortgage Corp REIT	7,012	29,450
CareTrust REIT Inc	1,886	27,894
Carolina Financial Corp	1,922	49,722
Carter Bank & Trust	2,094	19,223
CatchMark Timber Trust Inc ‘A’ REIT	3,592	25,934
Cathay General Bancorp	6,091	139,788
CBL & Associates Properties Inc REIT *	14,847	2,971
CBTX Inc	1,553	27,597
Cedar Realty Trust Inc REIT	5,151	4,806
CenterState Bank Corp	9,525	164,116
Central Pacific Financial Corp	1,337	21,258
Central Valley Community Bancorp	1,057	13,783
Century Bancorp Inc ‘A’	225	14,004
Chatham Lodging Trust REIT	3,528	20,956
Chemung Financial Corp	367	12,104
Cherry Hill Mortgage Investment Corp REIT	917	5,685
CIM Commercial Trust Corp REIT	896	9,937
Citizens & Northern Corp	1,065	21,300
Citizens Inc *	4,024	26,236
City Holding Co	821	54,621
City Office REIT Inc	4,117	29,766
Civista Bancshares Inc	1,363	20,390
CNB Financial Corp	1,204	22,719
CNO Financial Group Inc	11,774	145,880
Coastal Financial Corp *	476	5,003
Codorus Valley Bancorp Inc	874	14,071
Colony Bankcorp Inc	769	9,613
Colony Credit Real Estate Inc REIT	6,232	24,554
Columbia Banking System Inc	4,144	111,059

	Shares	Value
Columbia Financial Inc *	4,230	$60,912
Community Bank System Inc	3,032	178,282
Community Bankers Trust Corp	2,192	10,631
Community Healthcare Trust Inc REIT	590	22,585
Community Trust Bancorp Inc	1,281	40,723
ConnectOne Bancorp Inc	2,856	38,385
Consolidated-Tomoka Land Co	335	15,186
CoreCivic Inc REIT	9,387	104,853
CorEnergy Infrastructure Trust Inc REIT	1,053	19,354
CorePoint Lodging Inc REIT	3,258	12,771
Cowen Inc ‘A’	1,340	12,944
Crawford & Co ‘A’	444	3,197
CrossFirst Bankshares Inc *	3,697	31,055
Cushman & Wakefield PLC *	543	6,375
Customers Bancorp Inc *	2,208	24,133
CVB Financial Corp	10,398	208,480
Diamond Hill Investment Group Inc	57	5,144
DiamondRock Hospitality Co REIT *	15,681	79,659
Dime Community Bancshares Inc	2,407	33,000
Diversified Healthcare Trust REIT	18,477	67,072
Donegal Group Inc ‘A’	1,001	15,215
Dynex Capital Inc REIT	1,720	17,957
Eagle Bancorp Inc	1,801	54,408
Easterly Government Properties Inc REIT	4,508	111,077
Elevate Credit Inc *	386	401
Ellington Financial Inc	3,062	17,484
Employers Holdings Inc	1,694	68,624
Encore Capital Group Inc *	2,430	56,813
Enova International Inc *	907	13,142
Enstar Group Ltd * (Bermuda)	760	120,878
Enterprise Bancorp Inc	797	21,511
Enterprise Financial Services Corp	1,979	55,234
Equity Bancshares Inc ‘A’ *	1,297	22,373
Esquire Financial Holdings Inc *	460	6,923
ESSA Bancorp Inc	901	12,299
Essent Group Ltd	3,776	99,460
Essential Properties Realty Trust Inc REIT	6,340	82,800
Evans Bancorp Inc	471	11,450
Exantas Capital Corp REIT	2,321	6,406
EZCORP Inc ‘A’ *	4,100	17,097
Farmers & Merchants Bancorp Inc	889	23,034
Farmers National Banc Corp	2,191	25,481
Farmland Partners Inc REIT	2,105	12,777
FB Financial Corp	822	16,210
FBL Financial Group Inc ‘A’	825	38,503
Federal Agricultural Mortgage Corp ‘C’	544	30,263
FedNat Holding Co	527	6,050
FGL Holdings	11,622	113,896
Fidelity D&D Bancorp Inc	180	9,184
Financial Institutions Inc	1,362	24,707
First BanCorp	12,778	67,979
First Bancorp Inc	914	20,108
First Bancorp NC	2,391	55,184
First Bank	1,649	11,444
First Busey Corp	4,161	71,195
First Business Financial Services Inc	799	12,384
First Capital Inc	281	16,832
First Choice Bancorp	959	14,395
First Commonwealth Financial Corp	5,653	51,668
First Community Bankshares Inc	1,496	34,857
First Defiance Financial Corp	2,860	42,156
First Financial Bancorp	5,767	85,986
First Financial Corp	1,007	33,956
First Financial Northwest Inc	867	8,705
First Foundation Inc	2,344	23,956
First Guaranty Bancshares Inc	535	7,720
First Industrial Realty Trust Inc REIT	7,848	260,789
First Internet Bancorp	909	14,926
First Interstate BancSystem Inc ‘A’	3,035	87,529
First Merchants Corp	4,294	113,748
First Mid Bancshares Inc	1,245	29,556

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
First Midwest Bancorp Inc	6,256	$82,798
First Northwest Bancorp	892	9,696
Flagstar Bancorp Inc	2,822	55,960
Flushing Financial Corp	2,319	30,982
FNCB Bancorp Inc	1,728	11,940
Franklin Financial Network Inc	1,021	20,818
Franklin Financial Services Corp	421	11,556
Franklin Street Properties Corp REIT	7,950	45,553
Front Yard Residential Corp REIT	3,828	45,745
FRP Holdings Inc *	511	21,973
FS Bancorp Inc	350	12,600
Fulton Financial Corp	12,689	145,797
FVCBankcorp Inc *	1,143	15,225
GAIN Capital Holdings Inc	1,694	9,453
GAMCO Investors Inc ‘A’	214	2,352
Genworth Financial Inc ‘A’ *	39,954	132,647
German American Bancorp Inc	2,019	55,422
Getty Realty Corp REIT	2,533	60,133
Glacier Bancorp Inc	5,784	196,685
Gladstone Commercial Corp REIT	1,681	24,139
Gladstone Land Corp REIT	1,348	15,974
Global Indemnity Ltd (Cayman)	600	15,300
Global Medical REIT Inc	3,026	30,623
Global Net Lease Inc REIT	7,024	93,911
Granite Point Mortgage Trust Inc REIT	4,088	20,726
Great Ajax Corp REIT	1,372	8,726
Great Southern Bancorp Inc	929	37,532
Great Western Bancorp Inc	3,232	66,191
Greene County Bancorp Inc	132	3,084
Greenlight Capital Re Ltd ‘A’ *	2,684	15,970
Griffin Industrial Realty Inc	43	1,406
Guaranty Bancshares Inc	737	17,054
GWG Holdings Inc *	221	2,245
Hallmark Financial Services Inc *	1,276	5,155
Hancock Whitney Corp	6,906	134,805
Hanmi Financial Corp	1,401	15,201
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	4,576	93,396
Harborone Bancorp Inc *	1,413	10,640
Hawthorn Bancshares Inc	561	10,294
HBT Financial Inc	858	9,035
HCI Group Inc	545	21,936
Healthcare Realty Trust Inc REIT	10,404	290,584
Heartland Financial USA Inc	2,789	84,228
Heritage Commerce Corp	4,158	31,892
Heritage Financial Corp	2,167	43,340
Heritage Insurance Holdings Inc	2,061	22,073
Hersha Hospitality Trust REIT	2,776	9,938
Hilltop Holdings Inc	5,616	84,914
Hingham Institution for Savings	72	10,439
Home Bancorp Inc	706	17,241
Home BancShares Inc	12,288	147,333
HomeStreet Inc	1,270	28,232
HomeTrust Bancshares Inc	1,035	16,477
Hope Bancorp Inc	6,848	56,291
Horace Mann Educators Corp	2,338	85,547
Horizon Bancorp Inc	3,192	31,473
Howard Bancorp Inc *	1,222	13,271
IBERIABANK Corp	4,136	149,558
Independence Holding Co	471	12,039
Independence Realty Trust Inc REIT	7,127	63,715
Independent Bank Corp	1,826	117,540
Independent Bank Corp MI	1,436	18,481
Independent Bank Group Inc	2,193	51,930
Industrial Logistics Properties Trust REIT	5,047	88,524
International Bancshares Corp	4,467	120,073
INTL. FCStone Inc *	1,314	47,646
Invesco Mortgage Capital Inc REIT	12,993	44,306
Investar Holding Corp	697	8,901
Investors Bancorp Inc	17,987	143,716
Investors Real Estate Trust REIT	910	50,050

	Shares	Value
Investors Title Co	111	$14,208
iStar Inc REIT	1,316	13,963
James River Group Holdings Ltd	1,204	43,633
Jernigan Capital Inc REIT	1,710	18,742
Kearny Financial Corp	4,404	37,830
Kennedy-Wilson Holdings Inc	4,691	62,953
Kite Realty Group Trust REIT	6,515	61,697
KKR Real Estate Finance Trust Inc REIT	1,816	27,258
Ladder Capital Corp REIT	7,994	37,892
Lakeland Bancorp Inc	4,029	43,553
Lakeland Financial Corp	582	21,388
LCNB Corp	1,134	14,288
Legacy Housing Corp *	361	3,339
LendingClub Corp *	5,332	41,856
Level One Bancorp Inc	320	5,760
Lexington Realty Trust REIT	19,001	188,680
Live Oak Bancshares Inc	2,286	28,506
LTC Properties Inc REIT	1,578	48,760
Luther Burbank Corp	1,857	17,029
Macatawa Bank Corp	2,348	16,718
Mack-Cali Realty Corp REIT	6,778	103,229
Mackinac Financial Corp	962	10,053
MainStreet Bancshares Inc *	685	11,481
Malvern Bancorp Inc *	631	7,730
Marcus & Millichap Inc *	247	6,694
Marlin Business Services Corp	712	7,953
Maui Land & Pineapple Co Inc *	157	1,716
MBIA Inc *	5,689	40,619
McGrath RentCorp	618	32,371
Medallion Financial Corp *	2,407	4,477
Mercantile Bank Corp	1,357	28,728
Merchants Bancorp	831	12,615
Meridian Bancorp Inc	3,444	38,642
Meta Financial Group Inc	1,089	23,653
Metrocity Bankshares Inc	1,348	15,826
Metropolitan Bank Holding Corp *	658	17,720
Mid Penn Bancorp Inc	653	13,223
Midland States Bancorp Inc	1,701	29,750
MidWestOne Financial Group Inc	1,047	21,924
MMA Capital Holdings Inc *	450	11,129
Moelis & Co ‘A’	775	21,777
Monmouth Real Estate Investment Corp REIT	6,132	73,891
Mr Cooper Group Inc *	3,137	22,994
MutualFirst Financial Inc	539	15,200
MVB Financial Corp	944	12,036
National Bank Holdings Corp ‘A’	1,180	28,202
National Bankshares Inc	566	18,055
National General Holdings Corp	2,282	37,767
National Health Investors Inc REIT	1,880	93,098
National Western Life Group Inc ‘A’	195	33,540
NBT Bancorp Inc	2,405	77,898
Nelnet Inc ‘A’	1,397	63,438
New Senior Investment Group Inc REIT	3,089	7,908
New York Mortgage Trust Inc REIT	29,381	45,541
Newmark Group Inc ‘A’	1,398	5,942
NI Holdings Inc *	964	13,072
Nicolet Bankshares Inc *	759	41,426
Northeast Bank	334	3,894
Northfield Bancorp Inc	3,625	40,564
Northrim BanCorp Inc	610	16,470
Northwest Bancshares Inc	7,816	90,431
Norwood Financial Corp	527	14,071
Oak Valley Bancorp	649	10,215
OceanFirst Financial Corp	4,151	66,042
Ocwen Financial Corp *	13,285	6,643
Office Properties Income Trust REIT	3,715	101,234
OFG Bancorp	2,924	32,690
Ohio Valley Banc Corp	422	12,652
Old National Bancorp	10,012	132,058
Old Second Bancorp Inc	2,576	17,800
On Deck Capital Inc *	3,737	5,755

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
One Liberty Properties Inc REIT	1,129	$15,727
OP Bancorp	1,360	10,146
Oportun Financial Corp *	423	4,463
Oppenheimer Holdings Inc ‘A’	886	17,507
Opus Bank	1,861	32,251
Orchid Island Capital Inc REIT	4,921	14,517
Origin Bancorp Inc	1,607	32,542
Orrstown Financial Services Inc	965	13,288
Pacific Mercantile Bancorp *	2,012	9,477
Pacific Premier Bancorp Inc	3,394	63,943
Park National Corp	1,061	82,376
Parke Bancorp Inc	985	13,288
PCB Bancorp	1,181	11,550
PCSB Financial Corp	1,272	17,795
PDL Community Bancorp *	866	8,894
Peapack Gladstone Financial Corp	1,612	28,935
Pebblebrook Hotel Trust REIT	10,161	110,653
Penns Woods Bancorp Inc	643	15,625
Pennsylvania REIT	1,968	1,794
PennyMac Financial Services Inc	432	9,552
PennyMac Mortgage Investment Trust REIT	7,691	81,678
People’s Utah Bancorp	1,269	24,581
Peoples Bancorp Inc	1,518	33,624
Peoples Bancorp of North Carolina Inc	442	8,999
Peoples Financial Services Corp	597	23,725
Physicians Realty Trust REIT	14,808	206,424
Piedmont Office Realty Trust Inc ‘A’ REIT	9,909	174,993
Pioneer Bancorp Inc *	1,016	10,546
Piper Sandler Cos	1,094	55,324
PJT Partners Inc ‘A’	795	34,495
PotlatchDeltic Corp REIT	5,196	163,102
PRA Group Inc *	3,582	99,293
Preferred Apartment Communities Inc ‘A’ REIT	3,538	25,403
Preferred Bank	815	27,563
Premier Financial Bancorp Inc	1,266	15,698
ProAssurance Corp	3,050	76,250
ProSight Global Inc *	605	5,899
Protective Insurance Corp ‘B’	898	12,348
Provident Bancorp Inc *	901	7,767
Provident Financial Holdings Inc	616	9,382
Provident Financial Services Inc	4,753	61,124
Prudential Bancorp Inc	867	12,832
QCR Holdings Inc	1,237	33,486
Radian Group Inc	15,923	206,203
Rafael Holdings Inc ‘B’ *	818	10,479
RBB Bancorp	1,448	19,867
RE/MAX Holdings Inc ‘A’	1,375	30,140
Ready Capital Corp REIT	2,472	17,848
Realogy Holdings Corp *	8,842	26,614
Red River Bancshares Inc	419	15,595
Redwood Trust Inc REIT	8,617	43,602
Regional Management Corp *	291	3,975
Reliant Bancorp Inc	901	10,154
Renasant Corp	4,443	97,035
Republic Bancorp Inc ‘A’	836	27,613
Republic First Bancorp Inc *	4,462	9,772
Retail Opportunity Investments Corp REIT	8,860	73,449
Retail Value Inc REIT	1,143	14,002
Rexford Industrial Realty Inc REIT	8,900	364,989
Richmond Mutual Bancorporation Inc *	1,105	11,271
Riverview Bancorp Inc	2,122	10,631
RLJ Lodging Trust REIT	13,203	101,927
RPT Realty REIT	6,072	36,614
S&T Bancorp Inc	2,959	80,840
Sabra Health Care REIT Inc	15,725	171,717
Safehold Inc REIT	936	59,183
Safety Insurance Group Inc	1,150	97,094
Sandy Spring Bancorp Inc	2,805	63,505
Saul Centers Inc REIT	65	2,128
SB One Bancorp	805	13,685
Sculptor Capital Management Inc	696	9,424

	Shares	Value
Seacoast Banking Corp of Florida *	2,443	$44,731
Select Bancorp Inc *	1,536	11,720
Selective Insurance Group Inc	2,542	126,337
Seritage Growth Properties REIT *	2,307	21,017
ServisFirst Bancshares Inc	766	22,459
Shore Bancshares Inc	1,212	13,150
Sierra Bancorp	1,262	22,186
Silvergate Capital Corp ‘A’ *	468	4,465
Simmons First National Corp ‘A’	7,424	136,602
SmartFinancial Inc	1,183	17,993
South Plains Financial Inc	942	14,592
South State Corp	2,644	155,282
Southern First Bancshares Inc *	651	18,469
Southern Missouri Bancorp Inc	661	16,042
Southern National Bancorp of Virginia Inc	1,801	17,722
Southside Bancshares Inc	2,497	75,884
Spirit of Texas Bancshares Inc *	1,288	13,318
STAG Industrial Inc REIT	11,715	263,822
State Auto Financial Corp	1,372	38,128
Sterling Bancorp Inc	1,986	8,540
Stewart Information Services Corp	1,302	34,724
Stifel Financial Corp	5,242	216,390
Stock Yards Bancorp Inc	1,353	39,142
Stratus Properties Inc *	426	7,536
Summit Financial Group Inc	995	21,104
Summit Hotel Properties Inc REIT *	8,000	33,760
Sunstone Hotel Investors Inc REIT	17,788	154,933
Terreno Realty Corp REIT	4,650	240,637
Territorial Bancorp Inc	714	17,529
The Bancorp Inc *	4,337	26,326
The Bank of NT Butterfield & Son Ltd (Bermuda)	2,927	49,847
The Bank of Princeton	532	12,369
The Community Financial Corp	249	5,503
The First Bancshares Inc	1,427	27,213
The First of Long Island Corp	1,962	34,041
Third Point Reinsurance Ltd * (Bermuda)	6,133	45,446
Timberland Bancorp Inc	720	13,169
Tiptree Inc	2,246	11,724
Tompkins Financial Corp	1,154	82,857
Towne Bank	5,325	96,329
TPG RE Finance Trust Inc REIT	3,832	21,038
Transcontinental Realty Investors Inc REIT *	47	964
TriCo Bancshares	2,172	64,769
TriState Capital Holdings Inc *	1,814	17,541
Triumph Bancorp Inc *	922	23,972
TrustCo Bank Corp NY	5,284	28,586
Trustmark Corp	5,006	116,640
UMB Financial Corp	3,503	162,469
UMH Properties Inc REIT	353	3,834
Union Bankshares Inc	339	7,628
United Bankshares Inc	7,710	177,947
United Community Banks Inc	3,816	69,871
United Fire Group Inc	1,582	51,589
United Insurance Holdings Corp	1,845	17,048
United Security Bancshares	1,438	9,203
Unity Bancorp Inc	750	8,775
Universal Health Realty Income Trust REIT	100	10,081
Universal Insurance Holdings Inc	1,532	27,453
Univest Financial Corp	2,396	39,103
Urban Edge Properties REIT	8,987	79,175
Urstadt Biddle Properties Inc ‘A’ REIT	2,239	31,570
Valley National Bancorp	30,526	223,145
Velocity Financial Inc *	462	3,479
Veritex Holdings Inc	2,709	37,845
Virtus Investment Partners Inc	463	35,239
Waddell & Reed Financial Inc ‘A’	5,486	62,431
Walker & Dunlop Inc	1,959	78,889
Washington Federal Inc	6,122	158,927
Washington Prime Group Inc REIT	14,584	11,742

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Washington Real Estate Investment Trust REIT	6,446	$153,866
Washington Trust Bancorp Inc	1,249	45,663
Waterstone Financial Inc	1,876	27,277
Watford Holdings Ltd * (Bermuda)	1,499	21,960
WesBanco Inc	5,155	122,173
West Bancorporation Inc	1,133	18,525
Westamerica Bancorporation	1,271	74,709
Western Asset Mortgage Capital Corp REIT	3,894	8,917
Western New England Bancorp Inc	2,204	14,899
Westwood Holdings Group Inc	730	13,366
Whitestone REIT	2,805	17,391
WisdomTree Investments Inc	6,929	16,145
World Acceptance Corp *	199	10,867
WSFS Financial Corp	4,063	101,250
Xenia Hotels & Resorts Inc REIT *	8,947	92,154

		20,736,938

Industrial - 12.5%

AAR Corp	2,603	46,229
Advanced Disposal Services Inc *	386	12,661
Aegion Corp *	2,364	42,387
Aerojet Rocketdyne Holdings Inc *	1,725	72,157
Alamo Group Inc	104	9,233
Altra Industrial Motion Corp	4,998	87,415
American Outdoor Brands Corp *	4,209	34,935
American Superconductor Corp *	1,289	7,064
Apogee Enterprises Inc	242	5,038
Applied Optoelectronics Inc *	1,449	10,998
ArcBest Corp	2,004	35,110
Arcosa Inc	3,829	152,164
Ardmore Shipping Corp (Ireland)	2,025	10,631
Argan Inc	184	6,361
Armstrong Flooring Inc *	1,196	1,710
Astec Industries Inc	1,764	61,687
Atlas Air Worldwide Holdings Inc *	1,819	46,694
AZZ Inc	1,399	39,340
Barnes Group Inc	3,246	135,780
Bel Fuse Inc ‘B’	830	8,084
Belden Inc	3,032	109,395
Benchmark Electronics Inc	2,891	57,791
Bloom Energy Corp ‘A’ *	4,240	22,175
Boise Cascade Co	2,361	56,145
Brady Corp ‘A’	739	33,351
Briggs & Stratton Corp *	3,371	6,102
Builders FirstSource Inc *	618	7,558
Caesarstone Ltd	1,750	18,497
CECO Environmental Corp *	2,120	9,900
CIRCOR International Inc *	1,483	17,247
Columbus McKinnon Corp	683	17,075
Comtech Telecommunications Corp	1,848	24,560
Concrete Pumping Holdings Inc *	1,925	5,506
Construction Partners Inc ‘A’ *	918	15,505
Cornerstone Building Brands Inc *	3,431	15,645
Costamare Inc (Monaco)	4,115	18,600
Covenant Transportation Group Inc ‘A’ *	986	8,549
Daseke Inc *	2,597	3,636
DHT Holdings Inc	8,632	66,207
Diamond S Shipping Inc *	2,113	24,955
Digimarc Corp *	30	392
Dorian LPG Ltd *	1,660	14,459
Ducommun Inc *	685	17,022
DXP Enterprises Inc *	1,223	14,994
Dycom Industries Inc *	471	12,081
Eagle Bulk Shipping Inc *	3,568	6,601
Echo Global Logistics Inc *	2,106	35,970
EMCOR Group Inc	1,133	69,476
Encore Wire Corp	1,610	67,604
Enerpac Tool Group Corp	2,205	36,493
EnerSys	1,197	59,275

	Shares	Value
EnPro Industries Inc	1,464	$57,945
ESCO Technologies Inc	121	9,185
Fabrinet * (Thailand)	238	12,985
FARO Technologies Inc *	102	4,539
Federal Signal Corp	327	8,921
Fitbit Inc ‘A’ *	14,264	94,998
Franklin Electric Co Inc	190	8,955
GasLog Ltd (Monaco)	1,312	4,749
GATX Corp	2,746	171,790
Genco Shipping & Trading Ltd	1,260	8,089
Gencor Industries Inc *	592	6,216
General Finance Corp *	349	2,178
Gibraltar Industries Inc *	2,524	108,330
Golar LNG Ltd (Bermuda)	6,804	53,616
GoPro Inc ‘A’ *	545	1,428
Graham Corp	672	8,669
Granite Construction Inc	3,123	47,407
Great Lakes Dredge & Dock Corp *	638	5,295
Greif Inc ‘A’	2,057	63,952
Greif Inc ‘B’	457	18,307
Griffon Corp	2,820	35,673
Haynes International Inc	953	19,641
Heartland Express Inc	3,534	65,626
Heritage-Crystal Clean Inc *	393	6,382
Hillenbrand Inc	2,537	48,473
Hub Group Inc ‘A’ *	2,557	116,267
Hurco Cos Inc	445	12,950
Hyster-Yale Materials Handling Inc	800	32,072
Ichor Holdings Ltd *	1,315	25,195
IES Holdings Inc *	382	6,742
II-VI Inc *	2,510	71,535
Insteel Industries Inc	1,441	19,093
International Seaways Inc	1,961	46,848
JELD-WEN Holding Inc *	653	6,354
Kaman Corp	1,884	72,477
KBR Inc	11,115	229,858
KEMET Corp	4,441	107,295
Kennametal Inc	6,467	120,416
Kimball Electronics Inc *	1,770	19,328
Knowles Corp *	6,315	84,495
LB Foster Co ‘A’ *	747	9,233
Lindsay Corp	552	50,552
Louisiana-Pacific Corp	7,611	130,757
LSB Industries Inc *	1,178	2,474
Luxfer Holdings PLC (United Kingdom)	117	1,654
Lydall Inc *	1,355	8,753
Marten Transport Ltd	3,116	63,940
Masonite International Corp *	120	5,694
Materion Corp	906	31,719
Matson Inc	3,331	101,995
Matthews International Corp ‘A’	2,404	58,153
Mistras Group Inc *	861	3,668
Moog Inc ‘A’	341	17,231
Mueller Industries Inc	1,974	47,258
Mueller Water Products Inc ‘A’	4,962	39,746
National Presto Industries Inc	385	27,262
NL Industries Inc	448	1,335
NN Inc *	3,479	6,019
Nordic American Tankers Ltd	10,875	49,264
Northwest Pipe Co *	714	15,886
NVE Corp	61	3,174
Olympic Steel Inc	746	7,721
Overseas Shipholding Group Inc ‘A’ *	4,931	11,193
PAM Transportation Services Inc *	34	1,046
Park Aerospace Corp	1,450	18,270
Park-Ohio Holdings Corp	665	12,595
Patrick Industries Inc	593	16,699
PGT Innovations Inc *	2,178	18,273
Plexus Corp *	1,958	106,828
Powell Industries Inc	706	18,123
Primoris Services Corp	1,087	17,283

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Rexnord Corp	7,434	$168,529
Roadrunner Transportation Systems Inc *	197	502
Safe Bulkers Inc * (Greece)	4,599	5,473
Saia Inc *	831	61,112
Sanmina Corp *	4,176	113,921
Scorpio Bulkers Inc	3,465	8,766
Scorpio Tankers Inc (Monaco)	3,433	65,639
SEACOR Holdings Inc *	1,366	36,827
Select Interior Concepts Inc ‘A’ *	849	1,757
SFL Corp Ltd (Norway)	6,330	59,945
SMART Global Holdings Inc *	1,043	25,345
SPX Corp *	673	21,967
SPX FLOW Inc *	3,270	92,933
Standex International Corp	942	46,177
Sterling Construction Co Inc *	1,385	13,158
Stoneridge Inc *	1,797	30,100
Sturm Ruger & Co Inc	126	6,415
Summit Materials Inc ‘A’ *	7,267	109,005
Synalloy Corp *	633	5,526
Tech Data Corp *	2,779	363,632
Teekay Corp * (Bermuda)	5,361	16,941
Teekay Tankers Ltd ‘A’ * (Bermuda)	1,857	41,300
Terex Corp	1,292	18,553
The Eastern Co	404	7,878
The Gorman-Rupp Co	1,094	34,144
The Greenbrier Cos Inc	2,523	44,758
The Manitowoc Co Inc *	2,735	23,247
Tidewater Inc *	3,123	22,111
TimkenSteel Corp *	3,035	9,803
Tredegar Corp	2,069	32,338
TriMas Corp *	3,497	80,781
Trinseo SA	3,090	55,960
Triumph Group Inc *	2,167	14,649
TTM Technologies Inc *	7,737	80,001
Tutor Perini Corp *	3,093	20,785
Twin Disc Inc *	842	5,877
UFP Technologies Inc *	475	18,093
Universal Forest Products Inc	574	21,347
US Xpress Enterprises Inc ‘A’ *	1,896	6,333
Vishay Intertechnology Inc	10,513	151,492
Vishay Precision Group Inc *	170	3,414
VSE Corp	636	10,424
Watts Water Technologies Inc ‘A’	963	81,518
Werner Enterprises Inc	3,595	130,355
Willis Lease Finance Corp *	154	4,096
WillScot Corp *	1,511	15,306
Worthington Industries Inc	2,373	62,291
YRC Worldwide Inc *	2,959	4,971
ZAGG Inc *	2,269	7,057

		6,709,068

Technology - 6.4%

1Life Healthcare Inc *	850	15,427
3D Systems Corp *	8,942	68,943
Adesto Technologies Corp *	201	2,249
Allscripts Healthcare Solutions Inc *	12,608	88,760
Alpha & Omega Semiconductor Ltd *	1,561	10,006
Ambarella Inc *	1,512	73,423
American Software Inc ‘A’	1,012	14,380
Amkor Technology Inc *	7,689	59,897
Avaya Holdings Corp *	7,453	60,295
Axcelis Technologies Inc *	2,499	45,757
AXT Inc *	3,026	9,713
Bandwidth Inc ‘A’ *	217	14,602
Brooks Automation Inc	782	23,851
CEVA Inc *	176	4,388
Cirrus Logic Inc *	4,563	299,470
Cloudera Inc *	18,055	142,093
Cohu Inc	3,107	38,465
Computer Programs & Systems Inc	970	21,582

	Shares	Value
Conduent Inc *	13,486	$33,041
CTS Corp	2,464	61,329
Cubic Corp	2,083	86,049
Daily Journal Corp *	88	20,090
Diebold Nixdorf Inc *	2,839	9,993
Digi International Inc *	2,204	21,026
Diodes Inc *	2,501	101,628
Donnelley Financial Solutions Inc *	2,510	13,228
DSP Group Inc *	957	12,824
Evolent Health Inc ‘A’ *	4,444	24,131
Exela Technologies Inc *	477	98
FormFactor Inc *	5,490	110,294
GSI Technology Inc *	1,214	8,449
GTY Technology Holding Inc *	3,059	13,827
Health Catalyst Inc *	208	5,439
Immersion Corp *	2,276	12,199
InnerWorkings Inc *	2,581	3,020
Insight Enterprises Inc *	1,755	73,938
Lumentum Holdings Inc *	5,844	430,703
MACOM Technology Solutions Holdings Inc ‘H’ *	3,571	67,599
ManTech International Corp ‘A’	2,125	154,424
MTS Systems Corp	996	22,410
NetScout Systems Inc *	5,562	131,653
OneSpan Inc *	741	13,449
Onto Innovation Inc *	2,873	85,242
Pareteum Corp *	3,328	1,371
PDF Solutions Inc *	1,939	22,725
Perspecta Inc	10,185	185,774
Photronics Inc *	3,838	39,378
Phreesia Inc *	310	6,519
Ping Identity Holding Corp *	204	4,084
Pitney Bowes Inc	4,952	10,102
QAD Inc ‘A’	463	18,488
Rambus Inc *	8,547	94,872
Schrodinger Inc *	202	8,710
SecureWorks Corp ‘A’ *	627	7,217
Semtech Corp *	433	16,237
SiTime Corp *	200	4,354
Sprout Social Inc ‘A’ *	146	2,330
StarTek Inc *	1,393	5,238
Stratasys Ltd *	4,002	63,832
Sykes Enterprises Inc *	3,040	82,445
Synaptics Inc *	2,670	154,513
Synchronoss Technologies Inc *	3,043	9,281
TiVo Corp *	9,725	68,853
Ultra Clean Holdings Inc *	3,082	42,532
Unisys Corp *	893	11,029
Veeco Instruments Inc *	3,688	35,294
Verint Systems Inc *	315	13,545
Xperi Corp	3,077	42,801

		3,460,908

Utilities - 7.2%

ALLETE Inc	4,079	247,514
Ameresco Inc ‘A’ *	1,751	29,820
Artesian Resources Corp ‘A’	561	20,970
Atlantic Power Corp *	2,306	4,935
Avista Corp	5,224	221,968
Black Hills Corp	4,788	306,576
California Water Service Group	223	11,221
Charah Solutions Inc *	531	908
Clearway Energy Inc ‘A’	2,623	45,037
Clearway Energy Inc ‘C’	6,283	118,120
Consolidated Water Co Ltd (Cayman)	1,129	18,516
El Paso Electric Co	2,647	179,890
Genie Energy Ltd ‘B’	794	5,701
MGE Energy Inc	1,743	114,114
Middlesex Water Co	181	10,882
New Jersey Resources Corp	6,967	236,669

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Northwest Natural Holding Co	2,025	$125,044
NorthWestern Corp	3,987	238,542
ONE Gas Inc	4,103	343,093
Ormat Technologies Inc	1,996	135,049
Otter Tail Corp	1,758	78,161
PICO Holdings Inc *	1,071	8,332
PNM Resources Inc	6,208	235,904
Portland General Electric Co	7,049	337,929
RGC Resources Inc	549	15,883
SJW Group	716	41,363
South Jersey Industries Inc	6,255	156,375
Southwest Gas Holdings Inc	3,799	264,258
Spire Inc	3,897	290,249
The York Water Co	68	2,955
Unitil Corp	1,135	59,383

		3,905,361

Total Common Stocks (Cost $69,703,024)		51,039,237

EXCHANGE-TRADED FUND - 3.9%

iShares Russell 2000 Value	25,468	2,089,140

Total Exchange-Traded Fund (Cost $2,652,128)		2,089,140

	Principal Amount

SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $641,199; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $654,243)	$641,199	641,199

Total Short-Term Investment (Cost $641,199)		641,199

TOTAL INVESTMENTS - 99.8% (Cost $72,996,398)		53,769,623

DERIVATIVES - 0.1%		43,025

OTHER ASSETS & LIABILITIES, NET - 0.1%		68,096

NET ASSETS - 100.0%		$53,880,744

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2020 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	06/20	5	$25,079	$28,690	$3,611
Russell 2000 E-Mini Index	06/20	13	706,526	745,940	39,414

Total Futures Contracts					$43,025

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$47	$-	$47	$-
	Common Stocks	51,039,237	51,039,237	-	-
	Exchange-Traded Fund	2,089,140	2,089,140	-	-
	Short-Term Investment	641,199	-	641,199	-
	Derivatives:
	Equity Contracts
	Futures	43,025	43,025	-	-

	Total	$53,812,648	$53,171,402	$641,246	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Hong Kong - 0.0%

Legend Holdings Corp ‘H’ Exp 05/19/23 * Ω ±	638	$-

Total Rights (Cost $0)		-

PREFERRED STOCKS - 1.5%

Brazil - 1.3%

Alpargatas SA	2,100	9,360
Banco Bradesco SA	68,579	274,126
Braskem SA ‘A’	3,100	10,274
Centrais Eletricas Brasileiras SA ‘B’	11,022	55,215
Cia de Transmissao de Energia Eletrica Paulista	12,400	45,270
Cia Energetica de Minas Gerais	37,811	64,836
Cia Paranaense de Energia ‘B’	1,656	17,051
Gerdau SA	51,501	99,610
Itau Unibanco Holding SA	192,037	853,358
Lojas Americanas SA	21,112	73,135
Petroleo Brasileiro SA	229,105	616,843
Telefonica Brasil SA	12,400	118,008

		2,237,086

Chile - 0.1%

Embotelladora Andina SA ‘B’	30,313	67,386
Sociedad Quimica y Minera de Chile SA ‘B’	4,075	92,729

		160,115

Colombia - 0.1%

Banco Davivienda SA	3,408	25,589
Grupo Argos SA	6,850	15,885
Grupo Aval Acciones y Valores SA	133,651	29,514
Grupo de Inversiones Suramericana SA	4,367	18,040

		89,028

South Korea - 0.0%

AMOREPACIFIC Group	34	956
CJ Corp	237	8,238

		9,194

Total Preferred Stocks (Cost $3,807,979)		2,495,423

COMMON STOCKS - 97.5%

Brazil - 4.1%

Ambev SA	154,260	353,877
Ambev SA ADR	54,171	124,593
Atacadao SA	6,605	26,224
Azul SA ADR *	3,000	30,570
B2W Cia Digital *	7,968	73,606
B3 SA - Brasil Bolsa Balcao	36,633	253,098
Banco Bradesco SA	35,833	129,716
Banco BTG Pactual SA	7,734	49,475
Banco do Brasil SA	40,235	215,961
Banco Santander Brasil SA	11,980	61,490
BB Seguridade Participacoes SA	31,409	150,211
Braskem SA ADR	3,433	22,795
BRF SA *	19,432	56,433
CCR SA	95,117	214,723

	Shares	Value
Centrais Eletricas Brasileiras SA	10,700	$49,133
Cia Brasileira de Distribuicao	16,298	208,081
Cia de Saneamento Basico do Estado de Sao Paulo	10,802	81,305
Cia Energetica de Minas Gerais	7,039	12,260
Cielo SA	33,174	28,347
Cogna Educacao	85,238	65,617
Cosan SA	11,069	114,522
CPFL Energia SA	3,100	16,031
Energisa SA	11,181	81,338
Engie Brasil Energia SA	8,750	65,540
Equatorial Energia SA	55,505	188,004
Hapvida Participacoes e Investimentos SA ~	2,930	23,909
Hypera SA	17,467	96,107
IRB Brasil Resseguros SA	25,659	47,801
Itau Unibanco Holding SA	18,069	76,781
Klabin SA	67,852	208,802
Localiza Rent a Car SA	14,665	74,227
Lojas Americanas SA	10,376	28,855
Lojas Renner SA	33,752	217,994
Magazine Luiza SA	24,902	186,857
Natura &Co Holding SA	22,642	112,162
Notre Dame Intermedica Participacoes SA	16,990	147,008
Petrobras Distribuidora SA	18,759	55,994
Petroleo Brasileiro SA	170,170	463,079
Porto Seguro SA	10,623	91,835
Raia Drogasil SA	13,470	264,029
Rumo SA *	43,042	162,771
Sul America SA	9,795	63,715
Suzano SA *	26,343	181,447
TIM Participacoes SA	30,831	73,813
Ultrapar Participacoes SA	56,376	135,946
Vale SA	171,785	1,428,869
WEG SA	19,948	128,876

		6,943,827

Chile - 0.7%

AES Gener SA	129,514	15,704
Aguas Andinas SA ‘A’	198,838	58,543
Banco de Chile	559,354	45,159
Banco de Chile ADR	3,272	52,712
Banco de Credito e Inversiones SA	2,143	72,610
Banco Santander Chile	450,617	17,374
Banco Santander Chile ADR	5,196	78,616
Cencosud SA	75,771	78,800
Cia Cervecerias Unidas SA	3,038	20,791
Cia Cervecerias Unidas SA ADR	2,871	38,414
Colbun SA	337,804	36,705
Empresa Nacional de Telecomunicaciones SA *	13,075	55,257
Empresas CMPC SA	59,308	126,336
Empresas COPEC SA *	11,803	67,573
Enel Americas SA	942,058	114,795
Enel Americas SA ADR	26,372	159,814
Enel Chile SA ADR	25,110	83,365
Itau CorpBanca	8,062,895	20,951
Latam Airlines Group SA	8,108	20,686
Latam Airlines Group SA ADR	8,372	22,186
Plaza SA	8,397	10,760
SACI Falabella	23,280	51,166
Sociedad Quimica y Minera de Chile SA ADR	732	16,507

		1,264,824

China - 28.4%

51Job Inc ADR *	1,125	69,064
58.com Inc ADR *	2,465	120,095
AAC Technologies Holdings Inc *	58,500	298,322
Agile Group Holdings Ltd	126,000	134,924
Agricultural Bank of China Ltd ‘H’	721,000	287,870
Air China Ltd ‘H’	148,000	94,476

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Alibaba Group Holding Ltd ADR *	28,030	$5,451,274
Alibaba Health Information Technology Ltd *	58,000	95,312
Aluminum Corp of China Ltd ‘H’ *	160,000	31,425
Angang Steel Co Ltd ‘H’	101,400	26,440
Anhui Conch Cement Co Ltd ‘H’	59,000	405,307
ANTA Sports Products Ltd	24,000	174,161
BAIC Motor Corp Ltd ‘H’ ~	120,000	47,203
Baidu Inc ADR *	6,364	641,428
Bank of China Ltd ‘H’	1,462,400	556,682
Bank of Communications Co Ltd ‘H’	256,925	156,483
BBMG Corp ‘H’	103,000	25,525
BeiGene Ltd ADR *	633	77,929
Beijing Capital International Airport Co Ltd ‘H’	36,000	22,848
Beijing Enterprises Holdings Ltd	31,000	113,134
Beijing Enterprises Water Group Ltd *	192,000	74,436
Bosideng International Holdings Ltd	82,000	19,046
Brilliance China Automotive Holdings Ltd	70,000	57,002
BYD Co Ltd ‘H’	39,000	208,071
CGN Power Co Ltd ‘H’ ~	171,000	38,957
China Cinda Asset Management Co Ltd ‘H’	524,000	98,555
China CITIC Bank Corp Ltd ‘H’	446,000	219,326
China Coal Energy Co Ltd ‘H’	86,000	23,655
China Common Rich Renewable Energy Investments Ltd * Ω ±	122,000	14,753
China Communications Construction Co Ltd ‘H’	196,000	135,094
China Communications Services Corp Ltd ‘H’	114,000	81,972
China Conch Venture Holdings Ltd	67,500	299,362
China Construction Bank Corp ‘H’	2,257,340	1,834,871
China Eastern Airlines Corp Ltd ‘H’ *	158,000	54,101
China Everbright Bank Co Ltd ‘H’	141,000	53,636
China Everbright International Ltd	86,333	49,090
China Evergrande Group	127,000	208,169
China Galaxy Securities Co Ltd ‘H’	159,000	76,303
China Gas Holdings Ltd	100,800	348,559
China Hongqiao Group Ltd	61,500	25,991
China Huarong Asset Management Co Ltd ‘H’ ~	551,000	69,195
China International Capital Corp Ltd ‘H’ * ~	75,200	120,357
China Jinmao Holdings Group Ltd	258,000	164,474
China Life Insurance Co Ltd ‘H’	139,000	268,416
China Longyuan Power Group Corp Ltd ‘H’	83,000	45,302
China Mengniu Dairy Co Ltd *	149,000	513,859
China Merchants Bank Co Ltd ‘H’	119,800	535,958
China Merchants Port Holdings Co Ltd	28,957	32,895
China Merchants Securities Co Ltd ‘H’ * ~	13,600	14,977
China Minsheng Banking Corp Ltd ‘H’	350,000	258,875
China Mobile Ltd	98,000	734,439
China Mobile Ltd ADR	18,747	706,199
China Molybdenum Co Ltd ‘H’	198,000	54,430
China National Building Material Co Ltd ‘H’	328,000	352,373
China Oilfield Services Ltd ‘H’	150,000	114,512
China Overseas Land & Investment Ltd	242,000	741,955
China Pacific Insurance Group Co Ltd ‘H’	134,200	401,826
China Petroleum & Chemical Corp ‘H’	852,400	416,488
China Railway Construction Corp Ltd ‘H’	127,000	140,410
China Railway Group Ltd ‘H’	217,000	114,785
China Railway Signal & Communication Corp Ltd ‘H’ ~	52,000	25,927
China Reinsurance Group Corp ‘H’	384,000	44,243
China Resources Beer Holdings Co Ltd	45,333	205,496
China Resources Cement Holdings Ltd	204,000	239,664
China Resources Gas Group Ltd	60,000	301,095
China Resources Land Ltd	168,444	687,503
China Resources Pharmaceutical Group Ltd ~	58,000	34,631
China Resources Power Holdings Co Ltd	64,000	70,191
China Shenhua Energy Co Ltd ‘H’	122,000	230,515
China Southern Airlines Co Ltd ‘H’ *	200,000	84,757
China State Construction International Holdings Ltd	74,250	54,452
China Taiping Insurance Holdings Co Ltd	112,834	182,626
China Telecom Corp Ltd ‘H’	152,000	46,054

	Shares	Value
China Telecom Corp Ltd ADR	1,054	$32,168
China Unicom Hong Kong Ltd	308,000	179,641
China Unicom Hong Kong Ltd ADR	9,442	55,519
China Vanke Co Ltd ‘H’	57,000	185,641
Chongqing Rural Commercial Bank Co Ltd ‘H’	235,000	95,719
CIFI Holdings Group Co Ltd	198,975	141,061
CITIC Ltd	389,000	403,156
CITIC Securities Co Ltd ‘H’	49,500	89,760
CNOOC Ltd	312,000	324,222
CNOOC Ltd ADR	2,523	261,055
COSCO SHIPPING Holdings Co Ltd ‘H’ *	182,000	49,671
Country Garden Holdings Co Ltd	382,363	457,121
Country Garden Services Holdings Co Ltd	60,710	244,284
CRRC Corp Ltd ‘H’	162,000	81,635
CSC Financial Co Ltd ‘H’ ~	47,500	37,856
CSPC Pharmaceutical Group Ltd	152,000	298,997
Dali Foods Group Co Ltd ~	201,500	139,746
Datang International Power Generation Co Ltd ‘H’	78,000	10,401
Dongfeng Motor Group Co Ltd ‘H’	162,000	105,480
ENN Energy Holdings Ltd	29,200	282,867
Everbright Securities Co Ltd ‘H’ ~	11,000	6,971
Fosun International Ltd	142,292	163,352
Fuyao Glass Industry Group Co Ltd ‘H’ ~	46,800	99,428
GDS Holdings Ltd ADR *	902	52,289
Geely Automobile Holdings Ltd	318,000	461,489
GF Securities Co Ltd ‘H’	47,000	49,944
Great Wall Motor Co Ltd ‘H’	151,500	96,072
Guangdong Investment Ltd	112,000	214,934
Guangzhou Automobile Group Co Ltd ‘H’	100,400	99,869
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd ‘H’	20,000	53,245
Guangzhou R&F Properties Co Ltd ‘H’	106,800	137,368
Guotai Junan Securities Co Ltd ‘H’ ~	17,800	26,267
Haier Electronics Group Co Ltd	101,000	266,626
Haitong Securities Co Ltd ‘H’ *	125,600	114,088
Hengan International Group Co Ltd	55,000	410,805
Huadian Power International Corp Ltd ‘H’	56,000	16,589
Huaneng Power International Inc ‘H’	122,000	45,495
Huatai Securities Co Ltd ‘H’ ~	55,400	81,713
Huazhu Group Ltd ADR	6,289	180,683
Industrial & Commercial Bank of China Ltd ‘H’	1,527,045	1,041,717
JD.com Inc ADR *	5,280	213,840
Jiangsu Expressway Co Ltd ‘H’	70,000	77,803
Jiangxi Copper Co Ltd ‘H’	78,000	71,574
JOYY Inc ADR *	2,564	136,559
Kunlun Energy Co Ltd	284,000	164,126
Legend Holdings Corp ‘H’ ~	16,200	19,810
Lenovo Group Ltd	652,000	345,392
Li Ning Co Ltd	118,500	340,911
Livzon Pharmaceutical Group Inc	2,900	10,527
Logan Property Holdings Co Ltd	132,000	200,796
Longfor Group Holdings Ltd ~	92,000	442,786
Metallurgical Corp of China Ltd ‘H’	128,000	22,268
Momo Inc ADR	11,824	256,463
NetEase Inc ADR	2,696	865,308
New China Life Insurance Co Ltd ‘H’	37,700	116,085
New Oriental Education & Technology Group Inc ADR *	2,978	322,339
Orient Securities Co Ltd ~	36,000	18,729
PetroChina Co Ltd ‘H’	742,000	268,930
PICC Property & Casualty Co Ltd ‘H’	272,341	260,788
Pinduoduo Inc ADR *	2,791	100,560
Ping An Healthcare and Technology Co Ltd * ~	11,200	103,128
Ping An Insurance Group Co of China Ltd ‘H’	175,000	1,709,095
Postal Savings Bank of China Co Ltd ‘H’ ~	233,000	141,860
Qingdao Port International Co Ltd ‘H’ ~	28,000	15,238
Red Star Macalline Group Corp Ltd ‘H” ~	12,600	7,974
Seazen Group Ltd *	208,000	185,378

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Semiconductor Manufacturing International Corp *	144,300	$226,644
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	128,000	160,686
Shanghai Electric Group Co Ltd ‘H’	92,000	24,166
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	21,500	69,714
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	50,700	85,549
Shenzhou International Group Holdings Ltd	34,500	361,907
Shimao Property Holdings Ltd	105,926	367,099
Silergy Corp	3,000	97,307
Sinopec Shanghai Petrochemical Co Ltd ‘H’	142,000	35,016
Sinopharm Group Co Ltd ‘H’	119,600	264,997
Sinotrans Ltd ‘H’	29,000	7,079
Sinotruk Hong Kong Ltd	68,500	112,520
Sun Art Retail Group Ltd	157,000	230,968
Sunac China Holdings Ltd	162,000	738,844
Sunny Optical Technology Group Co Ltd	19,100	252,652
Tencent Holdings Ltd	139,100	6,875,378
The People’s Insurance Co Group of China Ltd ‘H’	248,000	81,234
Tingyi Cayman Islands Holding Corp	154,000	250,378
TravelSky Technology Ltd ‘H’	81,000	141,769
Trip.com Group Ltd ADR *	15,613	366,125
Tsingtao Brewery Co Ltd ‘H’	34,000	171,861
Uni-President China Holdings Ltd	23,000	22,229
Vipshop Holdings Ltd ADR *	32,037	499,136
Want Want China Holdings Ltd	447,000	322,339
Weibo Corp ADR *	4,697	155,518
Weichai Power Co Ltd ‘H’	123,800	197,200
Xinjiang Goldwind Science & Technology Co Ltd ‘H’	34,034	29,345
Xinyi Solar Holdings Ltd	248,000	137,590
Yanzhou Coal Mining Co Ltd ‘H’	162,000	125,495
Yihai International Holding Ltd *	26,000	195,845
Yum China Holdings Inc	12,637	538,715
Zhongsheng Group Holdings Ltd	47,000	163,098
Zhuzhou CRRC Times Electric Co Ltd ‘H’	18,600	55,099
Zijin Mining Group Co Ltd ‘H’	294,000	110,119
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’ *	58,800	42,297
ZTE Corp ‘H’ *	25,400	77,527
ZTO Express Cayman Inc ADR *	12,251	324,406

		48,190,792

Colombia - 0.3%

Banco de Bogota SA	3,253	56,859
Bancolombia SA	5,998	35,586
Bancolombia SA ADR	2,938	73,333
Cementos Argos SA	10,003	10,072
Ecopetrol SA	131,284	61,408
Ecopetrol SA ADR	1,932	18,373
Grupo Argos SA	12,614	38,258
Grupo de Inversiones Suramericana SA	14,512	71,524
Grupo Energia Bogota SA ESP *	26,592	14,730
Grupo Nutresa SA	5,542	26,059
Interconexion Electrica SA ESP	12,924	49,253

		455,455

Czech Republic - 0.1%

CEZ AS *	5,535	90,294
Komercni banka AS *	3,249	61,254
O2 Czech Republic AS *	2,533	23,046

		174,594

Egypt - 0.1%

Commercial International Bank Egypt SAE GDR	47,009	170,129

	Shares	Value
Greece - 0.2%

Alpha Bank AE *	8,350	$6,181
Eurobank Ergasias Services and Holdings SA *	26,377	11,036
Hellenic Petroleum SA	3,272	18,914
Hellenic Telecommunications Organization SA	9,968	120,498
JUMBO SA	4,045	54,301
Motor Oil Hellas Corinth Refineries SA	3,113	37,996
Mytilineos SA	5,322	35,570
National Bank of Greece SA *	11,426	15,075
OPAP SA	10,716	80,737
Terna Energy SA *	1,519	12,152

		392,460

Hong Kong - 0.4%

Nine Dragons Paper Holdings Ltd	133,000	120,500
Sino Biopharmaceutical Ltd	422,000	550,742
United Energy Group Ltd	372,000	71,614

		742,856

Hungary - 0.3%

MOL Hungarian Oil & Gas PLC	47,726	280,049
OTP Bank Nyrt	9,923	284,634
Richter Gedeon Nyrt	2,148	40,509

		605,192

India - 10.8%

3M India Ltd *	145	35,825
ABB India Ltd	1,174	14,396
ABB Power Products & Systems India Ltd *	234	2,319
ACC Ltd	3,461	44,160
Adani Enterprises Ltd	13,363	24,127
Adani Ports & Special Economic Zone Ltd	42,337	140,699
Adani Power Ltd *	50,365	18,542
Adani Transmission Ltd *	19,173	47,775
Aditya Birla Capital Ltd *	37,484	20,906
Ambuja Cements Ltd	30,799	63,316
Apollo Hospitals Enterprise Ltd	3,769	56,482
Ashok Leyland Ltd	112,888	63,983
Asian Paints Ltd	11,770	259,265
Aurobindo Pharma Ltd	26,305	141,946
Avenue Supermarts Ltd * ~	3,846	111,228
Axis Bank Ltd	45,426	227,116
Bajaj Auto Ltd	4,138	110,324
Bajaj Finance Ltd	6,897	201,579
Bajaj Finserv Ltd	1,413	85,444
Bajaj Holdings & Investment Ltd	2,066	49,105
Balkrishna Industries Ltd	6,204	64,617
Bank of Baroda *	51,876	36,748
Berger Paints India Ltd	12,181	79,904
Bharat Electronics Ltd	50,663	49,646
Bharat Forge Ltd	18,538	57,214
Bharat Petroleum Corp Ltd	21,990	92,029
Bharti Airtel Ltd *	92,990	541,957
Bharti Infratel Ltd	36,689	77,596
Biocon Ltd	17,412	62,102
Bosch Ltd	493	61,318
Britannia Industries Ltd	1,928	68,188
Cadila Healthcare Ltd	21,403	75,553
Castrol India Ltd	10,617	13,949
Cholamandalam Investment and Finance Co Ltd	25,411	51,289
Cipla Ltd	28,038	155,776
City Union Bank Ltd	5,192	8,862
Coal India Ltd	36,400	66,888
Colgate-Palmolive India Ltd	4,137	68,256
Container Corp Of India Ltd	13,970	61,107
Coromandel International Ltd	1,670	12,068

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Dabur India Ltd	20,779	$123,418
Dalmia Bharat Ltd *	2,782	18,084
Divi’s Laboratories Ltd	3,141	81,947
DLF Ltd	42,308	76,578
Dr Reddy’s Laboratories Ltd	5,741	233,731
Dr Reddy’s Laboratories Ltd ADR	1,049	42,306
Eicher Motors Ltd	737	126,960
Federal Bank Ltd	20,244	10,941
GAIL India Ltd	112,130	112,568
GAIL India Ltd GDR	994	6,044
Gillette India Ltd	251	18,113
GlaxoSmithKline Consumer Healthcare Ltd	456	59,864
GlaxoSmithKline Pharmaceuticals Ltd	1,324	21,854
Godrej Consumer Products Ltd	14,455	98,901
Godrej Properties Ltd *	1,161	9,235
Grasim Industries Ltd	14,605	91,355
Havells India Ltd	10,393	65,977
HCL Technologies Ltd	48,516	279,857
HDFC Asset Management Co Ltd ~	1,042	29,001
HDFC Bank Ltd	85,519	974,586
HDFC Life Insurance Co Ltd ~	13,909	80,659
Hero MotoCorp Ltd	4,934	104,043
Hindalco Industries Ltd	94,390	118,913
Hindustan Petroleum Corp Ltd	33,928	85,071
Hindustan Unilever Ltd	25,445	771,670
Honeywell Automation India Ltd	96	32,484
Housing Development Finance Corp Ltd	33,140	715,305
ICICI Bank Ltd	44,363	193,045
ICICI Bank Ltd ADR	32,091	272,774
ICICI Lombard General Insurance Co Ltd ~	3,478	49,687
ICICI Prudential Life Insurance Co Ltd ~	10,771	50,343
IDFC First Bank Ltd *	44,967	12,543
IIFL Finance Ltd	340	334
IIFL Securities Ltd	6,089	2,506
IIFL Wealth Management Ltd	869	11,517
Indian Oil Corp Ltd	61,284	65,934
Indraprastha Gas Ltd *	10,382	53,430
IndusInd Bank Ltd	8,004	37,457
Info Edge India Ltd	1,799	48,467
Infosys Ltd	135,018	1,118,621
Infosys Ltd ADR	5,798	47,602
InterGlobe Aviation Ltd ~	1,852	26,217
ITC Ltd	130,724	294,778
Jindal Steel & Power Ltd *	21,596	23,196
JSW Steel Ltd	95,630	183,768
Jubilant Foodworks Ltd	4,184	81,058
Kansai Nerolac Paints Ltd	6,155	31,599
Kotak Mahindra Bank Ltd	23,224	396,406
L&T Finance Holdings Ltd	29,118	19,649
Larsen & Toubro Infotech Ltd ~	2,793	52,278
Larsen & Toubro Ltd	14,779	157,573
LIC Housing Finance Ltd	13,472	41,713
Lupin Ltd	19,324	150,178
Mahindra & Mahindra Financial Services Ltd	16,332	31,735
Mahindra & Mahindra Ltd	46,179	172,433
Marico Ltd	23,626	85,514
Maruti Suzuki India Ltd	4,097	231,092
Motherson Sumi Systems Ltd	97,151	77,635
Mphasis Ltd	5,625	49,171
MRF Ltd	99	75,975
Muthoot Finance Ltd	13,600	110,090
Nestle India Ltd	1,009	218,161
NHPC Ltd	121,339	32,081
NMDC Ltd	27,394	28,669
NTPC Ltd	60,818	67,645
Oberoi Realty Ltd	4,669	20,492
Oil & Natural Gas Corp Ltd	80,259	71,859
Oracle Financial Services Software Ltd *	1,647	43,846
Page Industries Ltd	399	89,247
Petronet LNG Ltd	73,060	192,894
Pfizer Ltd	213	11,230

	Shares	Value
PI Industries Ltd	1,184	$18,368
Pidilite Industries Ltd	4,898	87,761
Piramal Enterprises Ltd	4,643	57,180
Power Finance Corp Ltd	69,377	83,777
Power Grid Corp of India Ltd	58,795	123,507
Procter & Gamble Hygiene & Health Care Ltd	445	60,194
Punjab National Bank *	69,686	29,780
Rajesh Exports Ltd	4,828	34,892
REC Ltd	86,621	101,398
Reliance Industries Ltd	98,898	1,442,153
SBI Life Insurance Co Ltd ~	5,146	43,612
Shree Cement Ltd	367	84,524
Shriram Transport Finance Co Ltd	13,921	121,688
Siemens Ltd	2,517	37,048
SRF Ltd	795	29,166
State Bank of India *	53,748	139,617
Sun Pharmaceutical Industries Ltd	43,555	201,174
Sundaram Finance Holdings Ltd	415	228
Sundaram Finance Ltd	1,345	21,373
Tata Consultancy Services Ltd	35,032	842,767
Tata Consumer Products Ltd	20,394	79,170
Tata Motors Ltd *	213,407	198,144
Tata Motors Ltd ADR *	3,376	15,935
Tata Steel Ltd	35,929	127,320
Tech Mahindra Ltd	30,960	230,620
The Indian Hotels Co Ltd	16,687	16,479
The Ramco Cements Ltd	4,166	28,227
Titan Co Ltd	13,075	161,041
Torrent Pharmaceuticals Ltd	3,726	96,694
UltraTech Cement Ltd	4,461	190,885
United Breweries Ltd	3,792	45,957
United Spirits Ltd *	13,844	88,718
UPL Ltd	44,730	192,611
Varun Beverages Ltd	1,192	8,330
Vedanta Ltd	140,592	119,206
Vodafone Idea Ltd *	365,134	14,962
Whirlpool of India Ltd	1,680	40,355
Wipro Ltd	59,477	154,726
Yes Bank Ltd	79,442	23,575
Zee Entertainment Enterprises Ltd	41,642	67,768

		18,306,441

Indonesia - 1.9%

Aneka Tambang Tbk	167,500	4,595
Merdeka Copper Gold Tbk P.T. *	525,500	32,607
P.T. Ace Hardware Indonesia Tbk	499,900	39,772
P.T. Adaro Energy Tbk	1,948,600	116,434
P.T. Astra International Tbk	584,500	138,965
P.T. Bank Central Asia Tbk	280,400	472,451
P.T. Bank Danamon Indonesia Tbk	225,400	28,757
P.T. Bank Mandiri Persero Tbk	456,358	129,748
P.T. Bank Negara Indonesia Persero Tbk	357,900	83,472
P.T. Bank Pan Indonesia Tbk *	133,300	5,607
P.T. Bank Permata Tbk *	323,100	20,449
P.T. Bank Rakyat Indonesia Persero Tbk	1,970,800	361,455
P.T. Bank Tabungan Negara Persero Tbk	283,000	14,472
P.T. Barito Pacific Tbk *	1,133,500	49,673
P.T. Bukit Asam Tbk	345,700	45,693
P.T. Bumi Serpong Damai Tbk *	517,200	21,052
P.T. Charoen Pokphand Indonesia Tbk	348,800	104,957
P.T. Ciputra Development Tbk	75,600	2,039
P.T. Gudang Garam Tbk	36,200	90,952
P.T. Indah Kiat Pulp & Paper Corp Tbk	229,900	56,137
P.T. Indocement Tunggal Prakarsa Tbk	58,000	44,172
P.T. Indofood CBP Sukses Makmur Tbk	91,400	57,009
P.T. Indofood Sukses Makmur Tbk	340,300	131,649
P.T. Japfa Comfeed Indonesia Tbk	159,300	9,199
P.T. Jasa Marga Persero Tbk	103,744	16,078
P.T. Kalbe Farma Tbk	1,173,300	86,030
P.T. Mayora Indah Tbk	297,475	33,800

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
P.T. Mitra Keluarga Karyasehat Tbk	244,600	$32,179
P.T. Pabrik Kertas Tjiwi Kimia Tbk	78,500	19,094
P.T. Pakuwon Jati Tbk	1,030,100	19,276
P.T. Perusahaan Gas Negara Tbk	517,400	24,377
P.T. Sarana Menara Nusantara Tbk	1,750,400	72,228
P.T. Semen Indonesia Persero Tbk	134,500	62,479
P.T. Smartfren Telecom Tbk *	1,937,900	7,413
P.T. Sumber Alfaria Trijaya Tbk	956,100	46,896
P.T. Telekomunikasi Indonesia Persero Tbk	785,600	152,577
P.T. Telekomunikasi Indonesia Persero Tbk ADR	7,061	135,924
P.T. Tower Bersama Infrastructure Tbk	284,500	15,783
P.T. Unilever Indonesia Tbk	308,000	136,201
P.T. United Tractors Tbk	174,296	179,489
P.T. Vale Indonesia Tbk *	156,800	20,647
P.T. Waskita Karya Persero Tbk	304,800	9,008
P.T. XL Axiata Tbk *	421,000	51,313
Transcoal Pacific Tbk P.T.	27,300	8,070

		3,190,178

Malaysia - 2.8%

AirAsia Group Bhd	88,100	16,074
AMMB Holdings Bhd	184,200	127,748
Astro Malaysia Holdings Bhd	95,100	18,560
Axiata Group Bhd	181,067	137,371
Batu Kawan Bhd	4,200	11,877
BIMB Holdings Bhd	35,300	26,430
Carlsberg Brewery Malaysia Bhd ‘B’	6,300	36,198
CIMB Group Holdings Bhd	186,047	154,818
Dialog Group Bhd	125,552	88,211
DiGi.Com Bhd	160,900	162,107
Fraser & Neave Holdings Bhd	10,400	74,828
Gamuda Bhd	149,695	97,978
Genting Bhd	180,800	156,381
Genting Malaysia Bhd	296,200	137,382
Genting Plantations Bhd	16,200	35,557
HAP Seng Consolidated Bhd	26,700	47,226
Hartalega Holdings Bhd	56,800	90,241
Heineken Malaysia Bhd	10,800	54,346
Hong Leong Bank Bhd	17,372	53,740
Hong Leong Financial Group Bhd	9,536	29,948
IHH Healthcare Bhd	25,000	29,695
IJM Corp Bhd	206,800	75,638
Inari Amertron Bhd	27,000	7,663
IOI Corp Bhd	64,646	59,597
IOI Properties Group Bhd	95,406	21,044
Kossan Rubber Industries	57,100	67,513
Kuala Lumpur Kepong Bhd	14,951	72,502
LPI Capital Bhd	12,920	34,700
Malayan Banking Bhd	143,303	247,241
Malaysia Airports Holdings Bhd	130,300	130,176
Malaysia Building Society Bhd	77,031	9,935
Maxis Bhd	97,200	120,635
MISC Bhd	46,660	80,052
Nestle Malaysia Bhd	2,400	75,909
Petronas Chemicals Group Bhd	130,300	151,975
Petronas Dagangan Bhd	16,500	81,416
Petronas Gas Bhd	24,000	85,202
PPB Group Bhd	27,460	104,117
Press Metal Aluminium Holdings Bhd	124,620	95,328
Public Bank Bhd	129,570	476,659
QL Resources Bhd	56,680	97,091
RHB Bank Bhd	121,062	131,728
Serba Dinamik Holdings Bhd	100,380	34,766
Sime Darby Bhd	233,687	92,006
Sime Darby Plantation Bhd	69,187	79,110
Sime Darby Property Bhd	103,787	13,147
Sunway Bhd	124,554	44,561
Telekom Malaysia Bhd	60,092	52,328
Tenaga Nasional Bhd	102,600	285,549

	Shares	Value
TIME dotCom Bhd	23,100	$49,176
Top Glove Corp Bhd	91,300	135,952
UMW Holdings Bhd	25,800	12,706
Westports Holdings Bhd	60,500	47,554
Yinson Holdings Bhd	49,400	54,436
YTL Corp Bhd	234,322	39,128

		4,753,256

Mexico - 2.6%

Alfa SAB de CV ‘A’	401,450	108,306
America Movil SAB de CV ‘L’	1,476,879	874,703
Arca Continental SAB de CV	20,408	82,251
Becle SAB de CV	21,769	26,603
Cemex SAB de CV *	848,963	176,431
Coca-Cola Femsa S.A.B. de C.V.	24,098	97,164
El Puerto de Liverpool SAB de CV ‘C1’	14,352	31,321
Fomento Economico Mexicano SAB de CV	46,086	278,235
Gruma SAB de CV ‘B’	19,624	150,283
Grupo Aeroportuario del Pacifico SAB de CV ‘B’	18,694	100,387
Grupo Aeroportuario del Pacifico SAB de CV ADR	323	17,423
Grupo Aeroportuario del Sureste SAB de CV ‘B’	8,717	82,075
Grupo Aeroportuario del Sureste SAB de CV ADR	404	38,033
Grupo Bimbo SAB de CV ‘A’	113,884	165,527
Grupo Carso SAB de CV ‘A1’	33,671	66,100
Grupo Elektra SAB de CV	3,520	208,333
Grupo Financiero Banorte SAB de CV ‘O’	135,203	370,458
Grupo Financiero Inbursa SAB de CV ‘O’	131,718	94,614
Grupo Mexico SAB de CV ‘B’	153,235	282,538
Grupo Televisa SAB	171,506	197,370
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	29,166	47,740
Industrias Penoles SAB de CV	12,860	85,587
Infraestructura Energetica Nova SAB de CV	15,369	47,081
Kimberly-Clark de Mexico SAB de CV ‘A’	80,623	122,077
Megacable Holdings SAB de CV	3,395	9,285
Orbia Advance Corp SAB. de CV	136,163	149,752
Organizacion Soriana SAB de CV ‘B’	7,750	5,841
Promotora y Operadora de Infraestructura SAB de CV	13,379	89,780
Promotora y Operadora de Infraestructura SAB de CV ‘L’	1,300	6,850
Wal-Mart de Mexico SAB de CV	208,767	490,621

		4,502,769

Peru - 0.2%

Cementos Pacasmayo SAA ADR	575	4,163
Cia de Minas Buenaventura SAA ADR	3,780	27,556
Credicorp Ltd	1,826	261,246
Grana y Montero SAA ADR *	1,724	2,653

		295,618

Philippines - 1.3%

Aboitiz Equity Ventures Inc	41,270	30,454
Aboitiz Power Corp	50,900	26,099
Alliance Global Group Inc *	228,800	31,317
Altus San Nicolas Corp * Ω ±	2,045	156
Ayala Corp	10,900	99,663
Ayala Land Inc	325,300	191,961
Bank of the Philippine Islands	41,039	49,926
BDO Unibank Inc	73,663	148,908
Bloomberry Resorts Corp	205,500	24,177
DMCI Holdings Inc	239,300	17,738
Emperador Inc	61,300	9,618
Globe Telecom Inc	1,715	64,995
Golden Bria Holdings Inc *	3,290	23,883

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
GT Capital Holdings Inc	5,425	$43,287
International Container Terminal Services Inc	101,980	149,128
JG Summit Holdings Inc	105,420	108,175
Jollibee Foods Corp	33,460	69,648
LT Group Inc	131,900	21,493
Manila Electric Co	8,600	37,806
Megaworld Corp	724,200	35,488
Metro Pacific Investments Corp	596,700	28,344
Metropolitan Bank & Trust Co	110,470	86,626
Philippine Seven Corp	1,110	2,837
PLDT Inc	5,395	119,334
PLDT Inc ADR	3,347	68,814
Puregold Price Club Inc	141,000	100,752
Robinsons Land Corp	106,200	30,897
Robinsons Retail Holdings Inc	15,840	17,760
San Miguel Corp	44,640	80,168
San Miguel Food and Beverage Inc	12,140	11,880
Security Bank Corp	15,470	32,472
SM Investments Corp	4,592	73,459
SM Prime Holdings Inc	383,600	213,030
Top Frontier Investment Holdings Inc *	1,506	4,032
Universal Robina Corp	40,980	83,825

		2,138,150

Poland - 1.1%

Bank Handlowy w Warszawie SA	2,265	22,887
Bank Millennium SA *	37,014	28,554
Bank Polska Kasa Opieki SA	9,168	122,876
CD Projekt SA	1,621	111,640
Cyfrowy Polsat SA	15,981	91,562
Dino Polska SA * ~	2,433	94,641
Grupa Lotos SA	9,242	115,344
ING Bank Slaski SA *	626	22,280
KGHM Polska Miedz SA *	16,813	240,301
LPP SA *	83	104,393
mBank SA *	1,252	66,913
Orange Polska SA *	45,403	64,806
PGE Polska Grupa Energetyczna SA *	32,517	29,807
Polski Koncern Naftowy ORLEN SA	19,209	257,052
Polskie Gornictwo Naftowe i Gazownictwo SA	65,833	54,371
Powszechna Kasa Oszczednosci Bank Polski SA *	29,332	159,213
Powszechny Zaklad Ubezpieczen SA	28,187	211,741
Santander Bank Polska SA *	1,443	60,181

		1,858,562

Romania - 0.0%

NEPI Rockcastle PLC	14,422	60,476

Russia - 1.7%

Gazprom PJSC ADR (SEAQ)	55,075	249,751
LUKOIL PJSC ADR (SEAQ)	10,226	602,636
Magnitogorsk Iron & Steel Works PJSC GDR	7,310	45,147
Mail.Ru Group Ltd GDR *	1,713	27,534
MMC Norilsk Nickel PJSC ADR	14,223	352,308
Mobile TeleSystems PJSC ADR	17,291	131,412
Novatek PJSC GDR (LI)	610	69,170
Novolipetsk Steel PJSC GDR	4,799	74,600
PhosAgro PJSC GDR	3,651	37,294
Polyus PJSC GDR	1,251	84,897
Rosneft Oil Co PJSC GDR	33,193	133,607
Rostelecom PJSC ADR *	2,200	12,072
Sberbank of Russia PJSC ADR (SEAQ)	46,729	440,179
Severstal PJSC GDR	7,521	82,401
Tatneft PJSC ADR	6,032	251,682
VEON Ltd ADR	22,300	33,673
VTB Bank PJSC GDR	77,033	62,192

	Shares	Value
X5 Retail Group NV GDR	4,820	$128,790

		2,819,345

South Africa - 4.9%

Absa Group Ltd	83,766	348,488
African Rainbow Minerals Ltd	2,987	16,550
Anglo American Platinum Ltd	3,021	126,195
AngloGold Ashanti Ltd	27,068	458,585
AngloGold Ashanti Ltd ADR	2,173	36,137
Aspen Pharmacare Holdings Ltd *	40,935	214,114
Bid Corp Ltd	13,477	158,853
Capitec Bank Holdings Ltd	1,956	96,216
Clicks Group Ltd	18,496	266,592
Discovery Ltd	58,748	256,165
Exxaro Resources Ltd	26,418	144,814
FirstRand Ltd	191,672	430,137
Gold Fields Ltd	1,019	4,973
Gold Fields Ltd ADR	111,818	531,136
Impala Platinum Holdings Ltd	76,385	318,267
Investec Ltd	18,992	35,971
Kumba Iron Ore Ltd	5,399	84,185
Life Healthcare Group Holdings Ltd	117,725	121,507
Mr Price Group Ltd	16,127	102,339
MTN Group Ltd	130,245	349,233
MultiChoice Group Ltd *	34,866	165,690
Naspers Ltd ‘N’	6,797	965,951
Nedbank Group Ltd	36,040	166,563
Ninety One Ltd *	2,633	5,057
Northam Platinum Ltd *	16,923	64,568
Old Mutual Ltd	388,287	257,593
Pepkor Holdings Ltd ~	66,489	40,269
Pick n Pay Stores Ltd	23,854	80,823
PSG Group Ltd	9,532	68,648
Sanlam Ltd	81,371	231,714
Sasol Ltd *	7,829	16,218
Sasol Ltd ADR *	12,973	26,076
Shoprite Holdings Ltd	52,136	364,373
Sibanye Stillwater Ltd *	175,097	220,958
Standard Bank Group Ltd	80,142	458,662
Steinhoff International Holdings NV *	111,485	6,835
The Bidvest Group Ltd	31,668	258,178
The Foschini Group Ltd	11,656	43,527
The SPAR Group Ltd	16,326	165,903
Tiger Brands Ltd	19,289	199,800
Vodacom Group Ltd	41,751	273,142
Woolworths Holdings Ltd	80,120	123,489

		8,304,494

South Korea - 14.7%

Amorepacific Corp	886	121,504
AMOREPACIFIC Group	495	22,344
BGF retail Co Ltd	623	67,482
BNK Financial Group Inc	23,324	84,643
Bukwang Pharmaceutical Co Ltd	1,665	34,598
Celltrion Inc *	2,160	401,763
Celltrion Pharm Inc *	627	40,461
Cheil Worldwide Inc	6,735	87,277
CJ CheilJedang Corp	584	103,152
CJ Corp	2,460	129,537
CJ ENM Co Ltd	768	64,936
CJ Logistics Corp *	513	56,896
Com2uSCorp	890	61,343
Cosmax Inc	102	6,519
Coway Co Ltd	2,308	109,177
Daelim Industrial Co Ltd	2,208	132,394
Daewoo Engineering & Construction Co Ltd *	28,661	68,244
Daewoo Shipbuilding & Marine Engineering Co Ltd *	2,790	30,533
Daewoong Pharmaceutical Co Ltd	114	7,847
DB HiTek Co Ltd	1,325	23,146

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
DB Insurance Co Ltd	5,858	$165,989
DGB Financial Group Inc	10,285	38,537
Doosan Bobcat Inc	3,401	49,865
Doosan Co Ltd	407	11,030
Doosan Fuel Cell Co Ltd *	1,363	5,743
Doosan Heavy Industries & Construction Co Ltd *	7,350	20,359
Doosan Infracore Co Ltd *	13,583	34,652
Doosan Solus Co Ltd *	751	11,240
DoubleUGames Co Ltd	355	12,584
Douzone Bizon Co Ltd	1,729	114,100
E-MART Inc	1,751	151,900
F&F Co Ltd	582	43,714
Fila Holdings Corp	7,193	170,014
Genexine Co Ltd *	659	32,258
Grand Korea Leisure Co Ltd	1,775	19,536
Green Cross Corp	147	16,466
GS Engineering & Construction Corp	6,286	104,442
GS Holdings Corp	6,782	204,455
GS Home Shopping Inc	112	9,697
GS Retail Co Ltd	3,983	100,990
Hana Financial Group Inc	17,193	323,462
Hanall Biopharma Co Ltd *	656	12,534
Hanjin Kal Corp	871	52,712
Hankook Tire & Technology Co Ltd	7,837	123,759
Hanmi Pharm Co Ltd	296	63,050
Hanmi Science Co Ltd	361	7,914
Hanon Systems	8,405	61,036
Hanssem Co Ltd	584	24,033
Hanwha Aerospace Co Ltd *	1,985	33,202
Hanwha Corp	2,378	29,478
Hanwha Life Insurance Co Ltd	20,359	22,967
Hanwha Solutions Corp	6,892	74,955
Helixmith Co Ltd *	810	45,154
Hite Jinro Co Ltd	1,761	38,434
HLB Inc *	747	54,335
Hotel Shilla Co Ltd	2,640	151,078
Hugel Inc *	76	20,932
Hyosung Advanced Materials Corp *	217	10,740
Hyosung Chemical Corp	155	10,396
Hyosung Corp	430	21,430
Hyundai Department Store Co Ltd	1,206	57,991
Hyundai Elevator Co Ltd	523	24,237
Hyundai Engineering & Construction Co Ltd	6,522	145,450
Hyundai Glovis Co Ltd	1,491	110,337
Hyundai Greenfood Co Ltd	2,987	16,071
Hyundai Heavy Industries Holdings Co Ltd	474	76,337
Hyundai Home Shopping Network Corp	246	11,671
Hyundai Marine & Fire Insurance Co Ltd	10,480	193,781
Hyundai Merchant Marine Co Ltd *	9,418	23,685
Hyundai Mipo Dockyard Co Ltd	1,484	32,697
Hyundai Mobis Co Ltd	1,857	256,875
Hyundai Motor Co	3,935	283,483
Hyundai Rotem Co Ltd *	1,349	13,584
Hyundai Steel Co	6,699	97,942
Hyundai Wia Corp	820	17,813
Iljin Materials Co Ltd	622	15,844
Industrial Bank of Korea	18,213	111,284
Innocean Worldwide Inc	368	15,931
Kakao Corp	1,085	137,234
Kangwon Land Inc	8,099	130,514
KB Financial Group Inc	11,088	311,839
KCC Corp	340	35,788
KCC Glass Corp *	320	4,824
KEPCO Plant Service & Engineering Co Ltd	1,425	33,855
Kia Motors Corp	14,218	299,273
KIWOOM Securities Co Ltd	1,047	59,583
KMW Co Ltd *	2,313	93,772
Koh Young Technology Inc	658	41,684
Kolon Industries Inc	816	19,899
Komipharm International Co Ltd *	1,354	29,149

	Shares	Value
Korea Aerospace Industries Ltd	2,070	$35,143
Korea Electric Power Corp *	7,194	112,335
Korea Gas Corp	1,256	21,994
Korea Investment Holdings Co Ltd	4,044	163,041
Korea Shipbuilding & Offshore Engineering Co Ltd *	2,270	144,251
Korea Zinc Co Ltd	584	169,954
Korean Air Lines Co Ltd *	6,435	97,385
KT Corp ADR	3,094	24,071
KT&G Corp	3,824	234,133
Kumho Petrochemical Co Ltd	2,691	142,061
LEENO Industrial Inc	301	18,364
LG Chem Ltd	1,070	265,019
LG Corp	5,647	273,541
LG Display Co Ltd *	16,966	152,446
LG Display Co Ltd ADR *	2,409	10,696
LG Electronics Inc	12,050	473,781
LG Household & Health Care Ltd	360	329,756
LG Innotek Co Ltd	1,748	160,861
LG Uplus Corp	25,430	223,410
Lotte Chemical Corp	950	149,138
Lotte Chilsung Beverage Co Ltd	236	16,438
Lotte Confectionery Co Ltd	34	2,917
Lotte Corp	1,461	28,618
LOTTE Fine Chemical Co Ltd	1,803	45,568
Lotte Shopping Co Ltd	706	43,172
LS Corp	1,945	45,704
LS Industrial Systems Co Ltd	2,342	65,656
Macquarie Korea Infrastructure Fund	12,224	108,558
Mando Corp	2,945	49,550
Medy-Tox Inc	293	46,613
Meritz Financial Group Inc	4,599	38,769
Meritz Fire & Marine Insurance Co Ltd	9,018	89,663
Meritz Securities Co Ltd	26,857	61,980
Mirae Asset Daewoo Co Ltd	33,038	141,372
NAVER Corp	3,381	470,075
NCSoft Corp	401	214,015
Netmarble Corp * ~	592	45,099
NH Investment & Securities Co Ltd	9,719	71,126
NHN Corp *	993	55,293
NongShim Co Ltd	164	38,761
OCI Co Ltd *	965	27,305
Orion Corp	307	29,005
Orion Holdings Corp	2,179	21,491
Ottogi Corp	58	22,604
Pan Ocean Co Ltd *	22,060	53,088
Paradise Co Ltd	1,721	18,065
Pearl Abyss Corp *	453	66,083
POSCO	1,596	210,014
POSCO ADR	4,824	157,504
POSCO Chemical Co Ltd	882	31,277
Posco International Corp	8,320	77,047
RFHIC Corp	743	23,544
S-1 Corp	975	64,343
S-Oil Corp	2,465	114,514
Samsung Biologics Co Ltd * ~	342	134,047
Samsung C&T Corp	2,563	187,014
Samsung Card Co Ltd	2,841	70,009
Samsung Electro-Mechanics Co Ltd	2,415	191,362
Samsung Electronics Co Ltd	187,969	7,308,514
Samsung Engineering Co Ltd *	14,250	117,414
Samsung Fire & Marine Insurance Co Ltd	2,285	288,989
Samsung Heavy Industries Co Ltd *	22,554	71,595
Samsung Life Insurance Co Ltd	4,588	160,570
Samsung SDI Co Ltd	1,067	207,735
Samsung SDS Co Ltd	861	105,243
Samsung Securities Co Ltd	5,230	125,299
Seegene Inc	959	87,522
SFA Engineering Corp	1,015	25,651
Shinhan Financial Group Co Ltd	14,089	329,601
Shinsegae Inc	770	136,541

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Shinsegae International Inc	109	$16,681
SK Holdings Co Ltd	1,475	201,758
SK Hynix Inc	25,039	1,692,737
SK Innovation Co Ltd	2,527	178,800
SK Materials Co Ltd	587	64,246
SK Networks Co Ltd	11,677	43,291
SK Telecom Co Ltd	561	81,595
SKC Co Ltd	1,729	52,399
Soulbrain Co Ltd	501	25,688
Ssangyong Cement Industrial Co Ltd	5,177	19,140
Taekwang Industrial Co Ltd	32	16,460
WONIK IPS Co Ltd *	1,402	28,233
Woori Financial Group Inc	34,097	212,136
Young Poong Corp	31	12,186
Youngone Corp	1,736	31,779
Yuhan Corp	409	76,529

		24,952,370

Spain - 0.0%

AmRest Holdings SE *	3,420	15,206

Taiwan - 17.0%

Accton Technology Corp	42,000	224,725
Acer Inc *	245,789	126,684
Advantech Co Ltd	9,939	81,894
Airtac International Group	5,484	80,863
ASE Technology Holding Co Ltd	260,449	504,494
ASE Technology Holding Co Ltd ADR	4,426	16,553
Asia Cement Corp	139,784	181,489
Asustek Computer Inc	51,667	349,833
AU Optronics Corp *	728,000	151,718
Catcher Technology Co Ltd	46,000	294,255
Cathay Financial Holding Co Ltd	230,152	267,861
Chailease Holding Co Ltd	99,156	298,651
Chang Hwa Commercial Bank Ltd	295,515	186,566
Cheng Shin Rubber Industry Co Ltd	104,178	105,769
Chicony Electronics Co Ltd	54,959	137,218
China Airlines Ltd *	356,436	77,643
China Development Financial Holding Corp	766,834	187,886
China Life Insurance Co Ltd *	225,563	124,759
China Steel Corp	804,007	503,636
Chipbond Technology Corp	48,000	77,729
Chroma ATE Inc	33,000	134,520
Chunghwa Telecom Co Ltd	81,000	287,168
Chunghwa Telecom Co Ltd ADR	971	34,538
Compal Electronics Inc *	327,092	186,703
Compeq Manufacturing Co Ltd	84,000	85,714
CTBC Financial Holding Co Ltd	638,094	375,735
Delta Electronics Inc	115,150	455,742
E Ink Holdings Inc	40,000	32,225
E.Sun Financial Holding Co Ltd	603,179	481,491
Eclat Textile Co Ltd	18,663	147,743
Eva Airways Corp	374,900	109,394
Evergreen Marine Corp Taiwan Ltd *	254,287	77,394
Far Eastern International Bank	126,259	41,851
Far Eastern New Century Corp	252,965	188,113
Far EasTone Telecommunications Co Ltd *	141,000	294,438
Feng TAY Enterprise Co Ltd	17,735	75,959
First Financial Holding Co Ltd	620,003	400,646
Formosa Chemicals & Fibre Corp	97,446	214,587
Formosa Petrochemical Corp	41,000	109,464
Formosa Plastics Corp	120,292	297,557
Formosa Sumco Technology Corp	7,000	29,809
Formosa Taffeta Co Ltd	48,000	48,558
Foxconn Technology Co Ltd	78,144	127,261
Fubon Financial Holding Co Ltd	231,343	285,946
General Interface Solution Holding Ltd	14,000	36,428
Genius Electronic Optical Co Ltd	2,158	29,190
Giant Manufacturing Co Ltd	17,000	75,105

	Shares	Value
Globalwafers Co Ltd *	14,000	$156,385
Highwealth Construction Corp	57,700	76,916
Hiwin Technologies Corp	22,276	146,516
Hon Hai Precision Industry Co Ltd	292,256	672,851
Hotai Motor Co Ltd	16,000	258,360
Hua Nan Financial Holdings Co Ltd	374,376	222,718
Innolux Corp	693,390	119,509
Inventec Corp	230,000	176,364
ITEQ Corp	14,000	61,755
King’s Town Bank Co Ltd	45,000	42,043
Largan Precision Co Ltd	3,000	378,808
Lite-On Technology Corp	148,855	202,502
Macronix International	144,500	120,534
MediaTek Inc	39,020	418,810
Mega Financial Holding Co Ltd	287,725	270,174
Merida Industry Co Ltd	5,000	18,285
Micro-Star International Co Ltd	62,000	181,213
momo.com Inc *	3,000	37,983
Nan Ya Plastics Corp	139,394	250,793
Nanya Technology Corp	97,162	171,003
Nien Made Enterprise Co Ltd	18,000	106,938
Novatek Microelectronics Corp	49,000	276,272
Parade Technologies Ltd	5,000	105,679
Pegatron Corp	142,090	271,145
Phison Electronics Corp	12,000	97,033
Pou Chen Corp	234,000	197,781
Powertech Technology Inc	93,300	264,226
Poya International Co Ltd	2,080	29,453
President Chain Store Corp	26,000	243,068
Qisda Corp	136,000	66,399
Quanta Computer Inc	159,000	314,843
Radiant Opto-Electronics Corp	25,000	64,693
Realtek Semiconductor Corp *	31,300	224,699
Ruentex Development Co Ltd	33,128	41,713
Ruentex Industries Ltd	21,141	48,436
Shin Kong Financial Holding Co Ltd	659,971	165,526
Simplo Technology Co Ltd	15,000	130,557
Sino-American Silicon Products Inc *	68,000	174,066
SinoPac Financial Holdings Co Ltd	472,641	172,233
Standard Foods Corp	21,884	44,155
Synnex Technology International Corp	98,850	120,815
TA Chen Stainless Pipe *	60,000	53,022
Taichung Commercial Bank Co Ltd	153,702	52,393
Taishin Financial Holding Co Ltd	572,295	220,313
Taiwan Business Bank	374,064	119,049
Taiwan Cement Corp	311,468	404,508
Taiwan Cooperative Financial Holding Co Ltd	495,607	299,295
Taiwan FamilyMart Co Ltd	3,000	20,404
Taiwan Fertilizer Co Ltd	44,000	60,445
Taiwan Glass Industry Corp *	48,123	11,739
Taiwan High Speed Rail Corp	55,000	51,928
Taiwan Mobile Co Ltd	70,400	232,447
Taiwan Secom Co Ltd	20,000	53,988
Taiwan Semiconductor Manufacturing Co Ltd	917,779	8,262,132
Taiwan Semiconductor Manufacturing Co Ltd ADR	4,809	229,822
Tatung Co Ltd *	93,000	60,008
Teco Electric and Machinery Co Ltd	98,000	77,839
Tripod Technology Corp	39,000	121,319
Uni-President Enterprises Corp	174,994	378,760
Unimicron Technology Corp	136,000	142,738
United Microelectronics Corp	829,000	371,691
Vanguard International Semiconductor Corp	48,000	93,043
Voltronic Power Technology Corp *	4,200	87,284
Walsin Lihwa Corp	150,000	54,169
Walsin Technology Corp	43,000	227,176
Wan Hai Lines Ltd	46,000	20,782
Win Semiconductors Corp	29,202	250,619
Winbond Electronics Corp	317,178	117,815
Wistron Corp	294,833	238,352
WPG Holdings Ltd	157,080	183,873

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Yageo Corp	22,465	$201,744
Yuanta Financial Holding Co Ltd	543,169	277,317
Zhen Ding Technology Holding Ltd	51,000	155,860

		28,918,631

Thailand - 3.0%

Advanced Info Service PCL	46,800	283,754
Airports of Thailand PCL	126,900	195,319
B Grimm Power PCL	48,100	57,977
Bangkok Bank PCL NVDR	30,300	92,509
Bangkok Dusit Medical Services PCL ‘F’	347,500	198,977
Bangkok Expressway & Metro PCL	430,500	101,313
Bangkok Life Assurance PCL	18,480	6,653
Banpu PCL	301,550	47,965
Banpu Power PCL	27,800	10,115
Berli Jucker PCL	80,600	98,331
BTS Group Holdings PCL	188,400	51,970
Bumrungrad Hospital PCL	24,200	83,776
Carabao Group PCL ‘F’	24,100	46,012
Central Pattana PCL	57,100	73,313
Central Retail Corp PCL *	9,341	7,970
Charoen Pokphand Foods PCL	256,300	188,763
CP ALL PCL	222,400	411,246
Delta Electronics Thailand PCL	8,600	8,926
Electricity Generating PCL	10,900	76,362
Energy Absolute PCL	94,400	96,830
Global Power Synergy PCL ‘F’	13,413	23,189
Home Product Center PCL *	209,659	70,191
Indorama Ventures PCL	174,800	113,144
Intouch Holdings PCL ‘F’	51,600	78,139
Intouch Holdings PCL NVDR	19,600	29,681
IRPC PCL	756,100	48,645
Jasmine International PCL	376,800	55,873
Kasikornbank PCL	15,500	42,349
Kasikornbank PCL NVDR	39,000	108,468
Kiatnakin Bank PCL	25,700	30,247
Krung Thai Bank PCL	245,975	84,816
Krungthai Card PCL	60,200	49,604
Land & Houses PCL	497,080	100,320
Minor International PCL	285,580	146,250
MK Restaurants Group PCL	30,700	43,885
Muangthai Capital PCL	60,700	64,330
Osotspa PCL	29,400	31,923
PTT Exploration & Production PCL	76,141	154,969
PTT Global Chemical PCL	115,200	106,048
PTT PCL	471,900	436,272
Ratch Group PCL	44,500	77,079
Siam City Cement PCL	4,648	16,759
Siam Global House PCL	140,382	39,229
Srisawad Corp PCL *	55,158	70,963
Star Petroleum Refining PCL	124,600	16,613
Thai Oil PCL	93,300	86,270
Thai President Foods PCL ‘F’	2,000	11,504
Thai Union Group PCL ‘F’	261,400	108,531
Thanachart Capital PCL	33,900	34,098
The Siam Cement PCL	25,400	254,549
The Siam Commercial Bank PCL	32,000	67,306
Tisco Financial Group PCL	21,000	44,752
TMB Bank PCL	1,321,860	35,390
TOA Paint Thailand PCL	33,300	31,655
Total Access Communication PCL	70,100	86,671
TPI Polene Power PCL	67,000	6,225
True Corp PCL	1,309,732	124,903
TTW PCL	48,400	18,612
VGI PCL	102,100	17,578
WHA Corp PCL	522,500	34,918

		5,140,029

Turkey - 0.7%

Akbank T.A.S. *	53,059	44,553

	Shares	Value
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,124	$21,050
Arcelik AS *	8,479	17,271
Aselsan Elektronik Sanayi Ve Ticaret AS	13,213	46,833
BIM Birlesik Magazalar AS	18,115	137,371
Coca-Cola Icecek AS	5,966	31,665
Enka Insaat ve Sanayi AS	34,982	32,902
Eregli Demir ve Celik Fabrikalari TAS	82,250	93,198
Ford Otomotiv Sanayi AS	3,164	23,495
KOC Holding AS	7,836	15,845
Koza Altin Isletmeleri AS *	2,903	26,784
Petkim Petrokimya Holding AS *	57,062	26,095
Soda Sanayii AS	22,628	17,450
TAV Havalimanlari Holding AS	15,762	39,282
Tekfen Holding AS	12,823	24,625
Tofas Turk Otomobil Fabrikasi AS	6,770	16,840
Tupras Turkiye Petrol Rafinerileri AS *	3,849	43,803
Turk Hava Yollari AO *	50,366	69,076
Turk Telekomunikasyon AS *	16,833	17,044
Turkcell Iletisim Hizmetleri AS	55,457	103,005
Turkiye Garanti Bankasi AS *	124,653	152,879
Turkiye Is Bankasi AS ‘C’ *	92,994	66,359
Turkiye Sise ve Cam Fabrikalari AS	34,015	21,294
Turkiye Vakiflar Bankasi TAO ‘D’ *	72,681	50,751
Yapi ve Kredi Bankasi AS *	196,047	55,768

		1,195,238

United States - 0.2%

JBS SA	73,140	286,305
Titan Cement International SA *	1,910	22,331

		308,636

Total Common Stocks (Cost $190,258,025)		165,699,528

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.000% due 04/01/20 (Dated 03/31/20, repurchase price of $1,209,990; collateralized by U.S. Treasury Notes: 0.500% due 03/15/23 and value $1,238,029)	$1,209,990	1,209,990

Total Short-Term Investment (Cost $1,209,990)		1,209,990

TOTAL INVESTMENTS - 99.7% (Cost $195,275,994)		169,404,941

OTHER ASSETS & LIABILITIES, NET - 0.3%		448,062

NET ASSETS - 100.0%		$169,853,003

Notes to Schedule of Investments

(a)	As of March 31, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.2%
Technology	16.4%
Communications	15.2%
Consumer, Non-Cyclical	11.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Consumer, Cyclical	9.5%
Industrial	8.5%
Basic Materials	6.3%
Energy	5.9%
Others (each less than 3.0%)	3.7%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)

Investments with a total aggregate value of $14,909 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
	Preferred Stocks
	Brazil	$2,237,086	$2,237,086	$-	$-
	Chile	160,115	-	160,115	-
	Colombia	89,028	89,028	-	-
	South Korea	9,194	-	9,194	-

	Total Preferred Stocks	2,495,423	2,326,114	169,309	-

	Common Stocks
	Brazil	6,943,827	6,943,827	-	-
	Chile	1,264,824	828,378	436,446	-
	China	48,190,792	11,426,672	36,749,367	14,753
	Colombia	455,455	455,455	-	-
	Czech Republic	174,594	-	174,594	-
	Egypt	170,129	-	170,129	-
	Greece	392,460	-	392,460	-
	Hong Kong	742,856	-	742,856	-
	Hungary	605,192	-	605,192	-
	India	18,306,441	503,113	17,803,328	-
	Indonesia	3,190,178	182,820	3,007,358	-
	Malaysia	4,753,256	97,091	4,656,165	-
	Mexico	4,502,769	4,502,769	-	-
	Peru	295,618	295,618	-	-
	Philippines	2,138,150	99,007	2,038,987	156
	Poland	1,858,562	-	1,858,562	-
	Romania	60,476	60,476	-	-
	Russia	2,819,345	174,417	2,644,928	-
	South Africa	8,304,494	1,991,675	6,312,819	-
	South Korea	24,952,370	284,617	24,667,753	-
	Spain	15,206	-	15,206	-
	Taiwan	28,918,631	280,913	28,637,718	-
	Thailand	5,140,029	-	5,140,029	-
	Turkey	1,195,238	319,558	875,680	-
	United States	308,636	286,305	22,331	-

	Total Common Stocks	165,699,528	28,732,711	136,951,908	14,909

	Short-Term Investment	1,209,990	-	1,209,990	-

	Total	$169,404,941	$31,058,825	$138,331,207	$14,909

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Germany - 0.5%

Bayerische Motoren Werke AG	2,606	$110,508
Fuchs Petrolub SE	3,881	138,438
Henkel AG & Co KGaA	3,945	315,527
Porsche Automobil Holding SE	6,318	264,095
Sartorius AG	1,533	366,503
Schaeffler AG	1,507	9,058
Volkswagen AG	8,214	946,224

		2,150,353

Total Preferred Stocks (Cost $3,264,543)		2,150,353

COMMON STOCKS - 98.4%

Australia - 5.9%

Afterpay Ltd *	3,352	38,978
AGL Energy Ltd	15,175	158,811
ALS Ltd	25,543	89,032
Altium Ltd	4,875	85,547
Alumina Ltd	100,690	90,238
AMP Ltd*	240,569	196,459
Ansell Ltd	5,172	85,648
APA Group <:8:>	29,912	189,814
Aristocrat Leisure Ltd	18,442	238,965
ASX Ltd	3,450	161,945
Atlas Arteria Ltd <:8:>	34,624	116,946
Aurizon Holdings Ltd	112,508	291,573
AusNet Services	52,447	55,070
Australia & New Zealand Banking Group Ltd	64,528	676,731
Bank of Queensland Ltd	13,859	42,564
Beach Energy Ltd	163,099	113,662
Bendigo & Adelaide Bank Ltd	31,906	122,578
BHP Group Ltd	92,267	1,673,844
BHP Group Ltd ADR	7,678	281,706
BHP Group PLC	22,625	351,132
BHP Group PLC ADR	29,063	881,771
BlueScope Steel Ltd	37,253	195,039
Boral Ltd	69,280	87,018
Brambles Ltd	52,335	338,280
Caltex Australia Ltd	21,256	287,015
carsales.com Ltd	11,407	81,964
Challenger Ltd	30,642	74,847
CIMIC Group Ltd *	4,087	57,885
Cleanaway Waste Management Ltd	89,068	93,942
Coca-Cola Amatil Ltd	34,503	186,222
Cochlear Ltd	2,534	288,803
Coles Group Ltd	38,910	362,370
Commonwealth Bank of Australia	48,310	1,822,737
Computershare Ltd	32,416	194,053
Crown Resorts Ltd	17,744	82,345
CSL Ltd	14,477	2,624,269
Domino’s Pizza Enterprises Ltd	3,047	94,336
Downer EDI Ltd	46,681	85,280
Evolution Mining Ltd	86,203	201,468
Flight Centre Travel Group Ltd * ±	2,774	17,513
Fortescue Metals Group Ltd	83,385	511,002
Harvey Norman Holdings Ltd	31,468	57,780
IDP Education Ltd ±	6,604	51,494
Iluka Resources Ltd	18,272	77,267
Incitec Pivot Ltd	109,118	135,353
Insurance Australia Group Ltd	75,273	284,009
JB Hi-Fi Ltd	6,405	110,279
Lendlease Group <:8:>	21,777	136,537
Macquarie Group Ltd	9,870	525,656

	Shares	Value
Magellan Financial Group Ltd	5,481	$145,366
Medibank Pvt Ltd	145,141	238,685
Metcash Ltd	53,546	103,814
National Australia Bank Ltd	70,738	725,622
Newcrest Mining Ltd	18,270	250,897
Northern Star Resources Ltd	36,216	234,607
Oil Search Ltd	54,005	78,321
Orica Ltd	21,592	202,127
Origin Energy Ltd	70,744	190,105
Orora Ltd	84,219	125,493
Qantas Airways Ltd	41,954	81,626
QBE Insurance Group Ltd	51,435	267,925
Qube Holdings Ltd	68,279	90,341
Ramsay Health Care Ltd	5,567	195,748
REA Group Ltd	2,211	103,572
Reece Ltd	7,168	40,427
Rio Tinto Ltd	13,129	676,399
Rio Tinto PLC	309	14,165
Rio Tinto PLC ADR	38,152	1,738,205
Santos Ltd	129,048	265,033
SEEK Ltd	13,566	123,969
Seven Group Holdings Ltd	4,906	33,757
Sonic Healthcare Ltd	9,938	149,366
South32 Ltd	173,975	192,053
South32 Ltd ADR	10,383	58,456
Spark Infrastructure Group <:8:>	47,921	57,867
Suncorp Group Ltd	51,030	283,383
Sydney Airport <:8:>	23,355	80,694
Tabcorp Holdings Ltd	124,553	192,758
Telstra Corp Ltd	133,066	249,785
The Star Entertainment Group Ltd	46,550	61,835
TPG Telecom Ltd	28,229	120,221
Transurban Group <:8:>	61,679	459,424
Treasury Wine Estates Ltd	34,154	212,047
Wesfarmers Ltd	35,061	742,949
Westpac Banking Corp	81,233	834,328
Westpac Banking Corp ADR	5,318	54,510
Whitehaven Coal Ltd	38,084	44,723
WiseTech Global Ltd	3,438	35,741
Woodside Petroleum Ltd	25,297	280,707
Woolworths Group Ltd	38,796	843,672
Worley Ltd	21,169	78,555

		25,967,055

Austria - 0.1%

Erste Group Bank AG	11,220	205,412
OMV AG	5,336	146,030
Raiffeisen Bank International AG	14,504	208,629
Verbund AG	1,349	48,653

		608,724

Belgium - 1.0%

Ageas	9,878	411,636
Anheuser-Busch InBev SA/NV	24,891	1,099,431
Anheuser-Busch InBev SA/NV ADR	1,610	71,033
Colruyt SA	3,732	202,304
Elia Group SA	864	84,156
Galapagos NV *	1,039	204,036
KBC Group NV *	12,588	571,183
Proximus SADP	12,587	289,054
Solvay SA	7,123	513,337
Telenet Group Holding NV	2,064	61,979
UCB SA	5,291	452,709
Umicore SA *	9,544	329,184

		4,290,042

Brazil - 0.0%

Yamana Gold Inc	57,290	158,243

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Cambodia - 0.0%

NagaCorp Ltd	122,000	$123,500

Canada - 8.3%

Agnico Eagle Mines Ltd	5,088	202,625
Air Canada *	10,800	120,870
Alamos Gold Inc ‘A’	10,700	53,500
Algonquin Power & Utilities Corp	14,968	201,552
Alimentation Couche-Tard Inc ‘B’	28,416	669,360
AltaGas Ltd	13,379	121,212
Atco Ltd ‘I’	3,796	105,116
B2Gold Corp	66,553	201,461
Bank of Montreal	22,065	1,109,581
Barrick Gold Corp	15,964	285,455
Barrick Gold Corp (TSE)	23,395	429,897
BCE Inc	5,405	221,723
BlackBerry Ltd *	24,302	99,884
Bombardier Inc ‘B’ *	31,902	10,314
Brookfield Asset Management Inc ‘A’	14,877	659,438
CAE Inc	11,529	145,723
Cameco Corp	11,421	87,080
Cameco Corp (NYSE)	8,061	61,586
Canada Goose Holdings Inc *	2,975	59,395
Canadian Imperial Bank of Commerce	16,369	951,765
Canadian National Railway Co	23,658	1,840,015
Canadian Natural Resources Ltd	55,101	746,618
Canadian Natural Resources Ltd (TSE)	24,927	340,968
Canadian Pacific Railway Ltd	1,116	246,269
Canadian Pacific Railway Ltd (NYSE)	3,515	771,859
Canadian Tire Corp Ltd ‘A’	3,781	228,209
Canadian Utilities Ltd ‘A’	3,732	89,209
Canopy Growth Corp *	10,070	145,588
CCL Industries Inc ‘B’	6,000	182,434
Cenovus Energy Inc	43,514	87,878
CGI Inc *	8,426	457,775
CI Financial Corp	15,300	151,880
Cogeco Communications Inc	1,100	74,623
Constellation Software Inc	684	621,651
Dollarama Inc	9,069	251,584
Element Fleet Management Corp	34,007	216,516
Emera Inc	4,000	157,749
Empire Co Ltd ‘A’	10,044	196,484
Enbridge Inc	47,207	1,373,684
Fairfax Financial Holdings Ltd	957	293,383
Finning International Inc	10,195	109,390
FirstService Corp	2,200	169,647
Fortis Inc	10,969	423,000
Franco-Nevada Corp	3,325	331,042
Genworth MI Canada Inc	2,500	55,550
George Weston Ltd	4,156	297,178
Gildan Activewear Inc	11,544	147,267
Great-West Lifeco Inc	6,069	104,837
Husky Energy Inc	20,533	51,650
Hydro One Ltd ~	9,800	176,460
iA Financial Corp Inc	7,993	251,269
IGM Financial Inc	2,600	43,139
Imperial Oil Ltd	13,790	155,727
Intact Financial Corp	3,250	280,891
Inter Pipeline Ltd	21,652	129,546
Ivanhoe Mines Ltd ‘A’ *	11,900	19,787
Keyera Corp	11,365	105,631
Kinross Gold Corp *	111,154	445,946
Kirkland Lake Gold Ltd	8,606	253,477
Loblaw Cos Ltd	6,159	317,513
Magna International Inc	26,072	832,195
Manulife Financial Corp	42,248	530,103
Methanex Corp	4,527	55,097
Metro Inc	7,882	318,741
National Bank of Canada	19,858	767,481

	Shares	Value
Northland Power Inc	8,300	$165,670
Novagold Resources Inc *	3,100	22,878
Nutrien Ltd	15,420	524,148
Onex Corp	3,777	138,246
Open Text Corp	10,233	357,376
Pan American Silver Corp	9,883	142,079
Parkland Fuel Corp	9,200	162,191
Pembina Pipeline Corp	20,433	383,747
Quebecor Inc ‘B’	8,565	189,339
Restaurant Brands International Inc	7,428	299,326
Ritchie Bros Auctioneers Inc	6,036	206,607
Rogers Communications Inc ‘B’ (NYSE)	8,089	335,936
Rogers Communications Inc ‘B’ (TSE)	3,531	147,382
Royal Bank of Canada	54,964	3,392,757
Saputo Inc	7,900	189,964
Shaw Communications Inc ‘B’ (NYSE)	13,056	211,507
Shaw Communications Inc ‘B’ (TSE)	14,639	237,482
Shopify Inc ‘A’ *	1,554	647,909
SNC-Lavalin Group Inc	9,031	133,222
Spin Master Corp * ~	1,300	12,508
Stantec Inc (TSE)	800	20,465
Sun Life Financial Inc	12,805	411,299
Suncor Energy Inc	13,376	213,476
Suncor Energy Inc (NYSE)	47,019	742,900
TC Energy Corp	23,165	1,026,862
Teck Resources Ltd ‘B’ (NYSE)	32,709	247,280
TELUS Corp	9,600	151,780
The Bank of Nova Scotia	33,671	1,370,425
The Descartes Systems Group Inc *	2,100	72,238
The Stars Group Inc *	8,601	175,727
The Toronto-Dominion Bank	49,325	2,092,789
Thomson Reuters Corp	3,153	214,759
TMX Group Ltd	2,313	172,197
Toromont Industries Ltd	4,313	188,941
Tourmaline Oil Corp	7,102	43,602
TransAlta Renewables Inc	3,200	33,812
West Fraser Timber Co Ltd	969	18,481
Wheaton Precious Metals Corp	10,898	299,952
WSP Global Inc	5,682	322,678

		36,364,414

Chile - 0.1%

Antofagasta PLC	19,132	182,719
Lundin Mining Corp	42,490	159,719

		342,438

China - 0.3%

BOC Hong Kong Holdings Ltd	123,500	339,010
Meituan Dianping ‘B’ *	10,800	128,749
Prosus NV *	10,613	739,175
Yangzijiang Shipbuilding Holdings Ltd	157,300	91,272

		1,298,206

Colombia - 0.1%

Millicom International Cellular SA SDR	7,188	199,708

Denmark - 2.1%

Ambu AS ‘B’	4,705	113,304
AP Moller - Maersk AS ‘A’ ‘A’	111	91,167
AP Moller - Maersk AS ‘B’ ‘B’	139	123,205
Bakkafrost P/F	1,816	86,051
Carlsberg AS ‘B’	3,006	338,415
Chr Hansen Holding AS	4,693	346,309
Coloplast AS ‘B’	3,854	558,931
Danske Bank AS	27,847	309,920
Demant A/S *	7,321	159,403
DSV Panalpina AS	5,811	528,389
Genmab AS *	2,426	487,307

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
GN Store Nord AS	9,771	$433,228
H Lundbeck AS	3,975	116,715
ISS AS *	7,138	97,651
Novo Nordisk AS ‘B’	48,370	2,888,465
Novo Nordisk AS ADR	9,411	566,542
Novozymes AS ‘B’	9,189	412,189
Orsted AS ~	4,522	442,693
Pandora AS	5,314	170,745
Rockwool International AS ‘A’	50	9,050
Rockwool International AS ‘B’	452	81,414
Tryg AS	4,658	113,375
Vestas Wind Systems AS	6,253	508,779

		8,983,247

Finland - 1.2%

Elisa OYJ	8,037	496,071
Fortum OYJ	19,732	287,042
Kesko OYJ ‘A’	1,594	87,652
Kesko OYJ ‘B’	3,589	202,953
Kone OYJ ‘B’	11,444	640,872
Neste OYJ	17,115	569,031
Nokia OYJ *	20,544	63,417
Nokia OYJ ADR *	14,149	43,862
Nokia OYJ (OMXH) *	115,003	354,193
Nordea Bank Abp	84,382	468,435
Sampo OYJ ‘A’	12,788	368,918
Stora Enso OYJ ‘R’	54,612	546,057
UPM-Kymmene OYJ	33,987	926,720
Wartsila OYJ Abp	25,633	187,184

		5,242,407

France - 8.9%

Accor SA	7,915	212,645
Adevinta ASA ‘B’ *	3,818	34,565
Aeroports de Paris *	1,553	150,029
Air Liquide SA	14,009	1,788,212
Airbus SE *	17,215	1,110,055
Alstom SA	7,588	313,324
Amundi SA ~	2,366	136,895
Arkema SA	7,114	485,705
Atos SE	6,447	429,533
AXA SA	45,490	770,234
BioMerieux	1,915	216,794
BNP Paribas SA	26,526	774,432
Bollore SA	42,614	115,809
Bollore SA *	247	798
Bouygues SA	16,957	492,112
Bureau Veritas SA	12,816	241,567
Capgemini SE	6,642	555,021
Carrefour SA	37,811	599,466
Cie de Saint-Gobain	26,705	640,798
Cie Generale des Etablissements Michelin SCA	12,570	1,100,940
CNP Assurances	8,514	82,437
Credit Agricole SA	32,228	228,042
Danone SA	18,205	1,165,087
Dassault Aviation SA	86	70,622
Dassault Systemes SE	2,619	382,350
Edenred	7,189	298,339
Eiffage SA	7,597	539,262
Electricite de France SA	25,393	198,561
Engie SA	51,141	523,707
EssilorLuxottica SA	5,901	624,766
Faurecia SE	6,928	202,863
Getlink SE	18,949	229,181
Hermes International	904	615,091
Iliad SA	667	89,868
Ingenico Group SA	269	28,118
Ipsen SA	1,885	96,625
JCDecaux SA *	3,616	64,285

	Shares	Value
Kering SA	2,253	$1,174,742
L’Oreal SA	5,239	1,355,909
Legrand SA	9,196	586,538
LVMH Moet Hennessy Louis Vuitton SE	9,044	3,316,897
Natixis SA	41,769	133,002
Orange SA	88,530	1,071,873
Orange SA ADR	5,000	60,400
Orpea	2,853	296,242
Pernod Ricard SA	4,206	596,983
Peugeot SA	50,132	652,682
Publicis Groupe SA	19,211	549,029
Remy Cointreau SA	319	34,767
Renault SA	10,376	197,193
Rubis SCA	3,346	137,973
Safran SA *	8,362	740,849
Sanofi	24,233	2,097,967
Sartorius Stedim Biotech	1,140	227,491
Schneider Electric SE	14,755	1,247,135
SCOR SE	9,166	201,663
SEB SA	1,577	195,321
Societe Generale SA	40,288	660,004
Sodexo SA	5,092	341,954
Suez	15,614	158,629
Teleperformance	2,943	609,544
Thales SA	4,046	335,072
TOTAL SA	81,558	3,073,005
Ubisoft Entertainment SA *	5,000	365,455
Valeo SA	22,233	361,859
Veolia Environnement SA	13,766	290,750
Vinci SA	19,509	1,594,066
Vivendi SA	19,842	419,527
Worldline SA * ~	1,543	91,070

		38,783,729

Germany - 6.8%

1&1 Drillisch AG	1,046	21,587
adidas AG	5,461	1,212,491
Allianz SE	9,528	1,622,594
Aroundtown SA	31,708	158,713
BASF SE	19,906	930,445
Bayer AG	36,558	2,094,716
Bayerische Motoren Werke AG	13,663	697,485
Beiersdorf AG	3,288	331,071
Brenntag AG	13,521	491,247
Carl Zeiss Meditec AG	1,721	163,874
Commerzbank AG *	52,084	185,411
Continental AG	7,070	504,079
Covestro AG ~	16,420	498,316
Daimler AG	37,791	1,128,596
Delivery Hero SE * ~	2,764	203,221
Deutsche Bank AG *	85,345	544,189
Deutsche Boerse AG	6,535	897,804
Deutsche Lufthansa AG *	23,883	223,381
Deutsche Post AG	33,350	894,066
Deutsche Telekom AG	112,229	1,449,485
Deutsche Wohnen SE	8,559	324,375
E.ON SE	90,005	923,242
Evonik Industries AG	11,409	238,257
Fielmann AG *	1,320	76,837
Fraport AG Frankfurt Airport Services Worldwide *	2,977	119,839
Fresenius Medical Care AG & Co KGaA	12,655	826,067
Fresenius SE & Co KGaA	26,913	1,002,043
FUCHS PETROLUB SE	1,746	55,790
Hannover Rueck SE	2,300	324,773
Hapag-Lloyd AG ~	940	72,969
HeidelbergCement AG	6,404	273,598
Henkel AG & Co KGaA	2,890	212,293
HOCHTIEF AG	1,631	107,091
Infineon Technologies AG	47,895	691,400

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
KION Group AG	6,341	$272,903
Knorr-Bremse AG	587	51,607
LANXESS AG	1,562	62,174
LEG Immobilien AG	2,758	309,275
Merck KGaA	3,109	313,891
METRO AG	18,488	157,466
MTU Aero Engines AG	2,476	358,021
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,320	667,553
Nemetschek SE	2,523	122,990
Puma SE	4,377	257,171
Rational AG	228	120,579
RWE AG	23,814	622,774
SAP SE	18,072	2,017,701
SAP SE ADR	1,291	142,655
Scout24 AG ~	4,551	272,054
Siemens AG	19,257	1,612,485
Symrise AG	4,116	380,766
Talanx AG *	3,304	111,166
Telefonica Deutschland Holding AG	97,849	240,229
thyssenkrupp AG *	22,916	120,702
TUI AG	22,200	97,171
Uniper SE	17,559	431,305
United Internet AG	9,653	280,689
Volkswagen AG	1,609	211,097
Vonovia SE	11,114	552,849
Wirecard AG	2,667	300,491
Zalando SE * ~	3,751	141,375

		29,730,484

Hong Kong - 2.6%

AIA Group Ltd	287,000	2,569,980
ASM Pacific Technology Ltd	25,000	231,808
Cathay Pacific Airways Ltd *	87,000	92,675
Chow Tai Fook Jewellery Group Ltd	51,600	36,459
CK Asset Holdings Ltd	110,780	601,058
CK Infrastructure Holdings Ltd	27,000	142,935
CLP Holdings Ltd	44,000	403,040
Dairy Farm International Holdings Ltd	14,900	68,532
Guoco Group Ltd	1,000	14,260
Hang Lung Group Ltd	20,000	41,800
Hang Lung Properties Ltd	106,000	213,753
Hang Seng Bank Ltd	27,100	461,710
Henderson Land Development Co Ltd	56,977	215,651
HK Electric Investments & HK Electric Investments Ltd >>	96,000	92,167
HKT Trust & HKT Ltd >>	235,000	319,611
Hong Kong & China Gas Co Ltd	253,839	415,643
Hong Kong Exchanges & Clearing Ltd	39,816	1,192,859
Hongkong Land Holdings Ltd	47,400	177,340
Hysan Development Co Ltd	24,000	77,506
Kerry Properties Ltd	38,000	99,370
Melco International Development Ltd	3,000	4,300
Melco Resorts & Entertainment Ltd ADR	5,670	70,308
MTR Corp Ltd	33,408	171,839
New World Development Co Ltd	305,678	325,937
NWS Holdings Ltd	77,533	79,013
PCCW Ltd	466,000	255,538
Power Assets Holdings Ltd	34,000	201,696
Shangri-La Asia Ltd *	68,666	46,157
Sino Land Co Ltd	142,661	179,547
Sun Hung Kai Properties Ltd	36,492	477,098
Swire Pacific Ltd ‘A’	21,000	133,680
Swire Pacific Ltd ‘B’	62,500	63,496
Swire Properties Ltd	35,000	97,781
Techtronic Industries Co Ltd	54,000	342,895
The Bank of East Asia Ltd	62,163	132,843
The Wharf Holdings Ltd	65,000	114,240
Vitasoy International Holdings Ltd	38,000	114,357
WH Group Ltd ~	592,500	546,882

	Shares	Value
Wharf Real Estate Investment Co Ltd	29,000	$118,289
Wheelock & Co Ltd	37,000	250,710
Xinyi Glass Holdings Ltd	184,000	210,103
Yue Yuen Industrial Holdings Ltd	84,000	128,360

		11,533,226

Ireland - 0.8%

AIB Group PLC *	38,774	42,994
Bank of Ireland Group PLC *	17,101	31,877
CRH PLC	1,776	48,028
CRH PLC ADR	49,490	1,328,312
Flutter Entertainment PLC *	4,075	366,559
Kerry Group PLC ‘A’	3,166	367,335
Kingspan Group PLC *	9,042	487,585
Smurfit Kappa Group PLC	21,276	602,711

		3,275,401

Israel - 0.5%

Airport City Ltd *	1,838	26,747
Alony Hetz Properties & Investments Ltd	3,094	35,547
Amot Investments Ltd	3,378	19,827
Azrieli Group Ltd	1,181	67,524
Bank Hapoalim BM	38,585	231,196
Bank Leumi Le-Israel BM	81,133	447,364
Bezeq The Israeli Telecommunication Corp Ltd *	72,852	52,918
Delek Group Ltd	282	7,385
Elbit Systems Ltd	906	117,406
Electra Ltd	95	39,540
First International Bank Of Israel Ltd	3,303	79,802
Isracard Ltd	1,637	4,394
Israel Chemicals Ltd	27,171	86,536
Israel Discount Bank Ltd ‘A’	71,927	209,730
Melisron Ltd	708	27,258
Mizrahi Tefahot Bank Ltd	5,775	106,293
Nice Ltd ADR *	1,765	253,383
Oil Refineries Ltd	22,562	6,133
Shikun & Binui Ltd	9,132	32,161
Shufersal Ltd	5,329	30,156
Strauss Group Ltd	2,446	64,257
Teva Pharmaceutical Industries Ltd *	920	8,175
Teva Pharmaceutical Industries Ltd ADR *	22,972	206,289
Tower Semiconductor Ltd *	4,547	71,640

		2,231,661

Italy - 2.0%

A2A SPA	92,106	113,635
Amplifon SPA	5,383	109,346
Assicurazioni Generali SPA	43,320	586,760
Atlantia SPA *	23,207	288,288
Davide Campari-Milano SPA	18,768	134,592
DiaSorin SPA	1,207	159,100
Enel SPA	209,397	1,444,387
Eni SPA	86,205	856,659
Eni SPA ADR	5,807	115,095
Ferrari NV	4,043	622,763
FinecoBank Banca Fineco SPA	25,902	233,042
Hera SPA	40,660	147,103
Infrastrutture Wireless Italiane SPA ~	6,578	71,225
Intesa Sanpaolo SPA *	325,358	526,449
Leonardo SPA	19,747	130,551
Mediobanca Banca di Credito Finanziario SPA	35,922	195,889
Moncler SPA	9,184	333,734
Pirelli & C SPA ~	17,590	62,061
Poste Italiane SPA ~	20,018	168,488
PRADA SPA	34,000	98,464
Prysmian SPA	8,548	135,716
Recordati SPA	5,230	220,354
Snam SPA	67,038	306,384

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Telecom Italia SPA	376,940	$147,270
Telecom Italia SPA *	610,462	247,099
Telecom Italia SPA ADR *	2,600	10,296
Terna Rete Elettrica Nazionale SPA	43,405	272,838
UniCredit SPA *	85,214	659,265
UnipolSai Assicurazioni SPA	42,116	103,652

		8,500,505

Japan - 24.4%

ABC-Mart Inc	900	45,043
Acom Co Ltd	14,000	56,853
Advantest Corp	7,800	310,674
Aeon Co Ltd	22,400	496,251
Aeon Delight Co Ltd	400	12,189
AEON Financial Service Co Ltd	10,100	107,909
Aeon Mall Co Ltd	2,370	29,913
AGC Inc	12,700	309,467
Aica Kogyo Co Ltd	2,000	57,065
Ain Holdings Inc	1,300	76,414
Air Water Inc	13,600	186,250
Aisin Seiki Co Ltd	8,000	195,929
Ajinomoto Co Inc	12,200	227,340
Alfresa Holdings Corp	6,900	128,420
Alps Alpine Co Ltd	14,500	139,717
Amada Holdings Co Ltd	17,900	140,299
Amano Corp	2,500	54,930
ANA Holdings Inc	3,300	80,401
Anritsu Corp	5,900	108,558
Aozora Bank Ltd	6,000	114,505
Ariake Japan Co Ltd	700	44,177
AS One Corp	600	52,996
Asahi Group Holdings Ltd	12,600	408,784
Asahi Intecc Co Ltd	6,800	168,178
Asahi Kasei Corp	49,300	345,436
Asics Corp	6,400	59,095
Astellas Pharma Inc	52,300	805,805
Azbil Corp	4,300	111,122
Bandai Namco Holdings Inc	7,400	358,924
Benefit One Inc	3,600	46,666
Benesse Holdings Inc	4,200	106,882
Bic Camera Inc	4,900	39,572
Bridgestone Corp	20,300	621,395
Brother Industries Ltd	17,300	262,034
Calbee Inc	3,700	99,851
Canon Inc	22,600	491,119
Canon Inc ADR	2,882	62,366
Canon Marketing Japan Inc	2,600	51,426
Capcom Co Ltd	3,200	100,336
Casio Computer Co Ltd	9,400	131,518
Central Japan Railway Co	3,800	609,030
Chubu Electric Power Co Inc	13,600	191,939
Chugai Pharmaceutical Co Ltd	5,800	671,035
Citizen Watch Co Ltd *	2,500	8,821
Coca-Cola Bottlers Japan Holdings Inc	6,375	130,837
COMSYS Holdings Corp	4,900	125,488
Concordia Financial Group Ltd	55,000	160,085
Cosmos Pharmaceutical Corp	400	95,530
Credit Saison Co Ltd	13,700	158,944
CyberAgent Inc	4,200	162,775
Dai Nippon Printing Co Ltd	10,800	229,512
Dai-ichi Life Holdings Inc	24,800	294,503
Daicel Corp	15,400	112,036
Daido Steel Co Ltd	2,500	80,170
Daifuku Co Ltd	3,400	213,072
Daiichi Sankyo Co Ltd	9,400	645,560
Daiichikosho Co Ltd	2,600	69,582
Daikin Industries Ltd	7,300	881,212
Daio Paper Corp	5,500	73,907
Daito Trust Construction Co Ltd	2,600	241,445
Daiwa House Industry Co Ltd	23,200	573,209

	Shares	Value
Daiwa Securities Group Inc	66,700	$257,749
DeNA Co Ltd	7,500	82,151
Denka Co Ltd	7,700	161,098
Denso Corp	11,800	377,062
Dentsu Group Inc	9,000	173,898
DIC Corp	7,600	167,497
Disco Corp	600	116,732
DMG Mori Co Ltd	4,300	35,661
Dowa Holdings Co Ltd	3,200	83,546
East Japan Railway Co	8,700	658,332
Ebara Corp	5,600	105,334
Eisai Co Ltd	4,400	321,849
Electric Power Development Co Ltd	4,800	96,200
en-japan Inc	1,200	22,295
Ezaki Glico Co Ltd	1,700	71,192
FamilyMart Co Ltd	12,068	216,692
Fancl Corp	5,400	120,580
FANUC Corp	3,200	427,603
Fast Retailing Co Ltd	1,700	693,671
FP Corp	1,100	73,168
Fuji Electric Co Ltd	7,400	165,925
Fuji Kyuko Co Ltd	500	12,854
Fuji Oil Holdings Inc	3,400	81,825
FUJIFILM Holdings Corp	9,200	453,372
Fujitsu General Ltd	1,700	30,596
Fujitsu Ltd	4,700	423,323
Fukuoka Financial Group Inc	7,700	101,574
Fukuyama Transporting Co Ltd	1,500	53,376
Furukawa Electric Co Ltd	6,700	120,723
Glory Ltd	3,200	73,525
GMO internet Inc	2,600	43,372
GMO Payment Gateway Inc	1,400	98,120
Goldwin Inc	800	44,425
GungHo Online Entertainment Inc	1,570	21,884
Hakuhodo DY Holdings Inc	10,000	100,899
Hamamatsu Photonics KK	3,000	121,904
Hankyu Hanshin Holdings Inc	10,400	349,391
Harmonic Drive Systems Inc	1,300	56,170
Haseko Corp	24,000	255,236
Heiwa Corp	2,800	52,298
Hikari Tsushin Inc	700	117,133
Hino Motors Ltd	20,000	106,663
Hirose Electric Co Ltd	756	77,938
HIS Co Ltd	2,500	32,598
Hisamitsu Pharmaceutical Co Inc	1,300	60,325
Hitachi Capital Corp	5,600	105,331
Hitachi Chemical Co Ltd *	4,300	182,979
Hitachi Construction Machinery Co Ltd	7,800	156,437
Hitachi High-Technologies Corp *	2,000	147,744
Hitachi Ltd	27,200	781,358
Hitachi Ltd ADR	424	24,359
Hitachi Metals Ltd	13,300	139,606
Hitachi Transport System Ltd	3,200	69,397
Honda Motor Co Ltd	44,399	993,491
Honda Motor Co Ltd ADR	6,220	139,701
Horiba Ltd	2,300	113,602
Hoshizaki Corp	1,100	82,282
House Foods Group Inc	2,500	81,350
Hoya Corp	12,150	1,033,133
Hulic Co Ltd	10,300	104,237
Ibiden Co Ltd	5,900	128,762
Idemitsu Kosan Co Ltd	11,680	266,580
IHI Corp	15,200	177,014
Iida Group Holdings Co Ltd	8,000	110,569
Infomart Corp	5,600	36,852
Inpex Corp	46,700	261,990
Isetan Mitsukoshi Holdings Ltd	20,000	116,036
Isuzu Motors Ltd	38,400	254,126
Ito En Ltd	2,500	132,053
ITOCHU Corp	31,800	658,089
Itochu Techno-Solutions Corp	2,600	74,049

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Itoham Yonekyu Holdings Inc	7,400	$43,542
Iwatani Corp	2,900	97,101
Izumi Co Ltd	2,300	63,354
J Front Retailing Co Ltd	11,700	96,564
Japan Airlines Co Ltd	4,500	82,698
Japan Airport Terminal Co Ltd	2,600	99,923
Japan Exchange Group Inc	17,300	303,596
Japan Post Holdings Co Ltd	32,100	251,106
Japan Tobacco Inc	40,100	741,717
JCR Pharmaceuticals Co Ltd	200	17,335
JFE Holdings Inc *	21,800	141,265
JGC Holdings Corp	12,100	96,582
JSR Corp	9,600	175,464
JTEKT Corp	19,200	129,676
Justsystems Corp	1,800	81,788
JXTG Holdings Inc	82,550	281,280
K’s Holdings Corp	8,800	83,159
Kagome Co Ltd	2,300	59,635
Kajima Corp	26,266	268,478
Kakaku.com Inc	4,800	87,789
Kaken Pharmaceutical Co Ltd	1,600	74,586
Kamigumi Co Ltd	6,300	106,341
Kandenko Co Ltd	4,800	38,148
Kaneka Corp	3,800	90,560
Kansai Paint Co Ltd	5,300	100,530
Kao Corp	15,800	1,287,198
Kawasaki Heavy Industries Ltd	12,000	172,654
KDDI Corp	59,500	1,757,546
Keihan Holdings Co Ltd	2,800	124,200
Keikyu Corp	7,600	127,865
Keio Corp	3,000	177,100
Keisei Electric Railway Co Ltd	4,100	118,482
Kewpie Corp	6,100	122,090
Keyence Corp	3,760	1,208,887
Kikkoman Corp	3,000	127,198
Kinden Corp	7,700	113,301
Kintetsu Group Holdings Co Ltd	5,600	259,180
Kirin Holdings Co Ltd	27,600	545,107
Kobayashi Pharmaceutical Co Ltd	1,400	129,529
Kobe Bussan Co Ltd	2,000	78,601
Kobe Steel Ltd *	23,000	70,741
Koito Manufacturing Co Ltd	5,700	191,629
Kokuyo Co Ltd	3,300	45,945
Komatsu Ltd	36,200	585,840
Konami Holdings Corp	3,400	104,287
Konica Minolta Inc	32,800	132,147
Kose Corp	1,200	148,490
Kotobuki Spirits Co Ltd	200	8,983
Kubota Corp	27,800	353,589
Kuraray Co Ltd	21,600	217,327
Kurita Water Industries Ltd	6,300	144,537
Kusuri no Aoki Holdings Co Ltd	500	41,641
Kyocera Corp	7,200	424,877
Kyoritsu Maintenance Co Ltd	1,100	24,205
Kyowa Exeo Corp	5,700	126,400
Kyowa Kirin Co Ltd	4,600	102,808
Kyudenko Corp	3,400	91,605
Kyushu Electric Power Co Inc	13,900	111,482
Kyushu Financial Group Inc	16,500	62,825
Kyushu Railway Co	4,700	135,010
Lasertec Corp	3,200	148,383
Lawson Inc	2,500	137,224
LINE Corp *	1,300	62,764
Lion Corp	5,000	106,631
LIXIL Group Corp	12,700	156,479
M3 Inc	16,000	471,954
Mabuchi Motor Co Ltd	2,100	62,307
Maeda Corp	10,200	74,916
Maeda Road Construction Co Ltd	1,000	18,665
Makita Corp	6,300	192,174
Mani Inc	2,000	49,052

	Shares	Value
Marubeni Corp	34,600	$171,722
Marui Group Co Ltd	7,500	125,466
Maruichi Steel Tube Ltd	3,200	76,640
Matsui Securities Co Ltd	3,100	22,728
Matsumotokiyoshi Holdings Co Ltd	3,700	134,878
Mazda Motor Corp	25,200	133,078
McDonald’s Holdings Co Japan Ltd	2,200	99,224
Mebuki Financial Group Inc	43,360	87,948
Medipal Holdings Corp	6,500	121,458
MEIJI Holdings Co Ltd	4,000	283,465
MINEBEA MITSUMI Inc	18,100	267,345
MISUMI Group Inc	6,800	147,090
Mitsubishi Chemical Holdings Corp	78,000	463,166
Mitsubishi Corp	29,600	626,106
Mitsubishi Electric Corp	53,600	654,789
Mitsubishi Estate Co Ltd	22,800	336,736
Mitsubishi Gas Chemical Co Inc	7,900	85,248
Mitsubishi Heavy Industries Ltd	11,700	294,863
Mitsubishi Logistics Corp	3,500	70,456
Mitsubishi Materials Corp	6,200	126,747
Mitsubishi Motors Corp	43,000	121,155
Mitsubishi UFJ Financial Group Inc	250,900	938,756
Mitsubishi UFJ Financial Group Inc ADR	11,059	40,476
Mitsubishi UFJ Lease & Finance Co Ltd	42,600	208,518
Mitsui & Co Ltd	30,800	427,618
Mitsui & Co Ltd ADR	300	82,301
Mitsui Chemicals Inc	12,100	227,748
Mitsui Fudosan Co Ltd	19,500	337,637
Mitsui OSK Lines Ltd	7,900	126,622
Miura Co Ltd	2,800	99,013
Mizuho Financial Group Inc	434,000	497,919
Mizuho Financial Group Inc ADR	59,032	136,364
Mochida Pharmaceutical Co Ltd	500	19,311
MonotaRO Co Ltd	5,400	142,676
Morinaga & Co Ltd	2,100	85,967
Morinaga Milk Industry Co Ltd	1,500	57,857
MS&AD Insurance Group Holdings Inc	11,300	315,283
Murata Manufacturing Co Ltd	15,000	745,721
Nabtesco Corp	6,100	139,536
Nagase & Co Ltd	5,100	59,940
Nagoya Railroad Co Ltd	5,000	140,578
Nankai Electric Railway Co Ltd	4,200	95,407
NEC Corp	8,400	305,871
Nexon Co Ltd	11,600	189,554
NGK Insulators Ltd	12,200	158,781
NGK Spark Plug Co Ltd	9,000	126,156
NH Foods Ltd	3,600	125,282
NHK Spring Co Ltd	15,900	103,715
Nichirei Corp	5,200	146,421
Nidec Corp	7,600	391,662
Nidec Corp ADR	2,071	54,550
Nifco Inc	6,800	121,805
Nihon Kohden Corp	2,500	94,413
Nihon M&A Center Inc	4,200	114,391
Nihon Unisys Ltd	3,800	101,358
Nikon Corp	15,300	140,427
Nintendo Co Ltd	2,600	1,010,499
Nippo Corp	3,000	65,877
Nippon Electric Glass Co Ltd	3,800	50,605
Nippon Express Co Ltd	5,000	243,894
Nippon Kayaku Co Ltd	6,000	55,131
Nippon Paint Holdings Co Ltd	3,300	171,772
Nippon Paper Industries Co Ltd	6,000	85,308
Nippon Shinyaku Co Ltd	1,100	86,137
Nippon Shokubai Co Ltd	1,600	73,030
Nippon Steel Corp *	21,563	183,810
Nippon Suisan Kaisha Ltd	26,100	114,859
Nippon Telegraph & Telephone Corp	36,800	880,131
Nippon Yusen KK	10,700	126,385
Nipro Corp	14,300	168,209
Nishi-Nippon Railroad Co Ltd	2,000	49,111

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Nissan Chemical Corp	4,000	$144,869
Nissan Motor Co Ltd *	75,000	250,928
Nisshin Seifun Group Inc	7,240	120,780
Nissin Foods Holdings Co Ltd	1,800	149,376
Nitori Holdings Co Ltd	2,400	324,338
Nitto Denko Corp	8,600	382,003
Noevir Holdings Co Ltd	800	40,685
NOF Corp	3,300	104,210
NOK Corp	6,700	73,381
Nomura Holdings Inc	63,400	267,554
Nomura Holdings Inc ADR	14,971	63,926
Nomura Real Estate Holdings Inc	7,900	127,828
Nomura Research Institute Ltd	12,546	265,006
NS Solutions Corp	900	21,860
NSK Ltd	23,200	147,672
NTT Data Corp	22,500	215,383
NTT DOCOMO Inc	43,400	1,357,252
Obayashi Corp	42,200	358,089
Obic Co Ltd	1,600	208,463
Odakyu Electric Railway Co Ltd	7,500	164,709
Oji Holdings Corp	55,000	292,389
OKUMA Corp	1,600	51,308
Olympus Corp	42,400	611,208
Omron Corp	4,800	248,173
Ono Pharmaceutical Co Ltd	8,200	188,439
Open House Co Ltd	4,000	82,309
Oracle Corp Japan	1,100	95,945
Orient Corp	20,800	23,172
Oriental Land Co Ltd	3,900	497,862
ORIX Corp	42,800	510,632
Osaka Gas Co Ltd	8,900	167,121
OSG Corp	3,700	49,063
Otsuka Corp	3,600	153,470
Otsuka Holdings Co Ltd	7,200	280,932
PALTAC Corp	1,300	64,384
Pan Pacific International Holdings Corp	11,600	219,673
Panasonic Corp	75,700	573,080
Panasonic Corp ADR	13,000	97,500
Park24 Co Ltd	7,600	112,037
PeptiDream Inc *	1,800	62,656
Persol Holdings Co Ltd	9,800	98,060
Pigeon Corp	4,400	168,455
Pilot Corp	1,400	46,340
Pola Orbis Holdings Inc	3,100	56,992
Rakuten Inc	36,400	274,421
Recruit Holdings Co Ltd	35,800	924,759
Relo Group Inc	5,000	104,473
Renesas Electronics Corp *	60,100	213,780
Rengo Co Ltd	12,800	99,496
Resona Holdings Inc	87,000	260,853
Ricoh Co Ltd	35,000	255,545
Rinnai Corp	1,400	98,687
Rohm Co Ltd	3,800	206,272
Rohto Pharmaceutical Co Ltd	5,900	161,201
Ryohin Keikaku Co Ltd	25,200	280,239
Sankyo Co Ltd	1,700	49,301
Sankyu Inc	4,900	182,574
Santen Pharmaceutical Co Ltd	12,400	212,806
Sanwa Holdings Corp	14,100	109,501
Sapporo Holdings Ltd	5,100	93,801
Sawai Pharmaceutical Co Ltd	2,700	144,668
SBI Holdings Inc	9,320	135,795
SCREEN Holdings Co Ltd	2,000	73,196
SCSK Corp	2,100	92,908
Secom Co Ltd	4,500	372,187
Sega Sammy Holdings Inc	6,800	82,499
Seibu Holdings Inc	13,700	151,019
Seiko Epson Corp	19,400	208,801
Seino Holdings Co Ltd	7,600	82,513
Sekisui Chemical Co Ltd	20,600	271,386
Sekisui House Ltd	18,900	311,699

	Shares	Value
Seria Co Ltd	1,900	$54,952
Seven & i Holdings Co Ltd	27,600	911,487
Seven Bank Ltd	42,700	110,201
Sharp Corp	5,700	59,169
Shikoku Electric Power Co Inc	8,700	68,624
Shimadzu Corp	4,200	109,613
Shimamura Co Ltd	1,100	66,477
Shimano Inc	1,600	228,181
Shimizu Corp	37,700	293,375
Shin-Etsu Chemical Co Ltd	9,800	963,215
Shinsei Bank Ltd *	8,500	112,581
Shionogi & Co Ltd	7,100	349,742
Ship Healthcare Holdings Inc	2,200	89,797
Shiseido Co Ltd	12,100	711,147
SHO-BOND Holdings Co Ltd	1,000	39,541
Showa Denko KK	16,600	340,568
Skylark Holdings Co Ltd	11,800	174,935
SMC Corp	1,000	419,244
SMS Co Ltd	2,700	52,072
Softbank Corp	20,400	259,869
SoftBank Group Corp	64,000	2,265,752
Sohgo Security Services Co Ltd	2,700	131,056
Sojitz Corp	63,300	148,416
Sompo Holdings Inc	8,650	266,627
Sony Corp	28,100	1,664,462
Sony Corp ADR	12,142	718,564
Sony Financial Holdings Inc	5,700	95,713
Sotetsu Holdings Inc	4,300	110,218
Square Enix Holdings Co Ltd	2,400	107,222
Stanley Electric Co Ltd	8,500	166,844
Subaru Corp	17,300	330,691
Sugi Holdings Co Ltd	1,700	91,034
SUMCO Corp	26,400	335,461
Sumitomo Bakelite Co Ltd	2,200	46,277
Sumitomo Chemical Co Ltd	105,400	311,399
Sumitomo Corp	25,500	290,808
Sumitomo Dainippon Pharma Co Ltd	8,700	112,938
Sumitomo Electric Industries Ltd	39,800	415,830
Sumitomo Forestry Co Ltd	9,500	121,291
Sumitomo Heavy Industries Ltd	9,500	169,969
Sumitomo Metal Mining Co Ltd	10,500	214,667
Sumitomo Mitsui Financial Group Inc	28,800	699,649
Sumitomo Mitsui Trust Holdings Inc	8,000	229,841
Sumitomo Osaka Cement Co Ltd	2,000	59,550
Sumitomo Realty & Development Co Ltd	11,000	268,596
Sumitomo Rubber Industries Ltd	20,700	194,431
Sundrug Co Ltd	4,300	137,790
Suntory Beverage & Food Ltd	3,500	132,261
Sushiro Global Holdings Ltd	3,600	52,776
Suzuken Co Ltd	3,700	134,428
Suzuki Motor Corp	13,900	330,976
Sysmex Corp	5,100	369,112
T&D Holdings Inc	28,500	231,039
Taiheiyo Cement Corp	10,000	170,333
Taisei Corp	11,700	356,827
Taisho Pharmaceutical Holdings Co Ltd	1,200	73,655
Taiyo Nippon Sanso Corp	8,200	121,336
Taiyo Yuden Co Ltd	7,800	203,673
Takashimaya Co Ltd	7,500	67,320
Takeda Pharmaceutical Co Ltd	28,227	859,458
Takeda Pharmaceutical Co Ltd ADR	10,348	157,083
TDK Corp	4,900	376,757
TechnoPro Holdings Inc	2,000	93,341
Teijin Ltd	19,100	323,076
Terumo Corp	18,800	644,114
The Bank of Kyoto Ltd	3,300	104,584
The Chiba Bank Ltd	31,000	134,948
The Chugoku Bank Ltd	7,900	70,076
The Chugoku Electric Power Co Inc	6,300	87,899
The Hachijuni Bank Ltd	19,000	68,454
The Iyo Bank Ltd	14,100	70,901

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
The Kansai Electric Power Co Inc	19,000	$211,487
The Shizuoka Bank Ltd	25,000	151,793
The Yokohama Rubber Co Ltd	13,100	162,402
THK Co Ltd	8,500	171,264
TIS Inc	9,900	164,180
Tobu Railway Co Ltd	6,100	212,811
Toda Corp	16,500	95,228
Toei Co Ltd	400	50,088
Toho Co Ltd	3,400	103,961
Toho Gas Co Ltd	2,600	117,210
Toho Holdings Co Ltd	1,900	39,773
Tohoku Electric Power Co Inc	15,100	145,155
Tokai Carbon Co Ltd	20,300	166,439
Tokio Marine Holdings Inc	16,500	754,950
Tokyo Broadcasting System Holdings Inc	2,400	33,430
Tokyo Century Corp	3,300	103,260
Tokyo Electric Power Co Holdings Inc *	42,500	147,846
Tokyo Electron Ltd	5,000	931,867
Tokyo Gas Co Ltd	8,600	202,644
Tokyo Tatemono Co Ltd	13,400	141,928
Tokyu Corp	11,200	176,001
Tokyu Fudosan Holdings Corp	37,900	182,037
Toppan Printing Co Ltd	11,500	175,582
Toray Industries Inc	75,600	327,237
Toshiba Corp	7,700	168,771
Toshiba TEC Corp	700	21,952
Tosoh Corp	18,600	210,200
TOTO Ltd	4,000	131,953
Toyo Seikan Group Holdings Ltd	6,800	77,569
Toyo Suisan Kaisha Ltd	3,100	149,831
Toyo Tire Corp	11,100	126,889
Toyoda Gosei Co Ltd	6,000	102,113
Toyota Boshoku Corp	7,000	82,794
Toyota Industries Corp	3,300	157,343
Toyota Motor Corp	75,832	4,570,007
Toyota Motor Corp ADR	3,076	368,966
Toyota Tsusho Corp	6,900	161,180
Trend Micro Inc	4,600	227,158
TS Tech Co Ltd	3,200	75,180
Tsumura & Co	3,400	86,701
Tsuruha Holdings Inc	1,300	171,402
TV Asahi Holdings Corp	2,100	31,827
Ube Industries Ltd	10,500	160,174
Ulvac Inc	2,300	54,455
Unicharm Corp	12,900	482,897
Universal Entertainment Corp *	1,200	18,067
USS Co Ltd	8,500	116,556
Wacoal Holdings Corp	1,300	28,134
Welcia Holdings Co Ltd	1,600	112,346
West Japan Railway Co	4,400	300,938
Yakult Honsha Co Ltd	2,800	164,948
Yamada Denki Co Ltd	32,600	129,847
Yamaguchi Financial Group Inc	10,000	56,384
Yamaha Corp	3,400	131,768
Yamaha Motor Co Ltd	22,400	269,359
Yamato Holdings Co Ltd	12,300	192,139
Yamato Kogyo Co Ltd	1,600	27,404
Yamazaki Baking Co Ltd	5,600	116,719
Yaoko Co Ltd	700	43,260
Yaskawa Electric Corp	6,300	171,301
Yokogawa Electric Corp	6,100	72,973
Z Holdings Corp	80,900	257,922
Zenkoku Hosho Co Ltd	3,400	106,977
Zensho Holdings Co Ltd	6,200	118,039
Zeon Corp	12,900	96,567
ZOZO Inc	2,800	37,580

		106,649,527

	Shares	Value
Jordan - 0.1%

Hikma Pharmaceuticals PLC	8,388	$210,928

Luxembourg - 0.2%

ArcelorMittal SA	25,458	240,335
ArcelorMittal SA ‘NY’	5,534	51,632
Eurofins Scientific SE	717	349,896
RTL Group SA	2,604	87,203
SES SA	28,446	166,877
Tenaris SA	10,919	65,872
Tenaris SA ADR	2,149	25,895

		987,710

Macau - 0.2%

Galaxy Entertainment Group Ltd	72,000	379,211
MGM China Holdings Ltd	39,600	40,036
Sands China Ltd	77,600	282,316
SJM Holdings Ltd	155,000	129,337
Wynn Macau Ltd *	87,600	131,375

		962,275

Mexico - 0.0%

Fresnillo PLC	9,041	74,279

Netherlands - 3.7%

ABN AMRO Bank NV CVA * ~	18,344	148,857
Adyen NV * ~	271	230,321
Aegon NV	35,542	88,763
Aegon NV ‘NY’	53,225	132,530
Akzo Nobel NV	7,873	517,796
Altice Europe NV *	13,168	50,822
Argenx SE ADR *	1,121	147,669
ASML Holding NV	3,104	818,260
ASML Holding NV ‘NY’	7,824	2,047,071
Euronext NV ~	202	14,874
GrandVision NV ~	2,742	74,965
Heineken NV	9,335	792,204
ING Groep NV *	116,371	596,296
ING Groep NV ADR	8,664	44,620
Just Eat Takeaway * ~	2,252	169,511
Koninklijke Ahold Delhaize NV	75,678	1,763,036
Koninklijke DSM NV	8,125	913,971
Koninklijke KPN NV	263,453	630,024
Koninklijke Philips NV	11,878	487,679
Koninklijke Philips NV ‘NY’	16,701	670,712
Koninklijke Vopak NV	5,298	278,199
NN Group NV	16,315	443,372
OCI NV *	1,455	17,387
Randstad NV *	11,600	409,386
Royal Dutch Shell PLC ‘A’	23,293	404,685
Royal Dutch Shell PLC ‘A’ ADR	47,972	1,673,743
Royal Dutch Shell PLC ‘B’	16,666	279,557
Royal Dutch Shell PLC ‘B’ ADR	40,335	1,317,341
Wolters Kluwer NV	13,796	976,537

		16,140,188

New Zealand - 0.4%

a2 Milk Co Ltd *	25,011	255,503
Air New Zealand Ltd *	54,989	27,558
Auckland International Airport Ltd *	27,034	80,553
Contact Energy Ltd	21,314	72,542
EBOS Group Ltd	6,450	85,349
Fisher & Paykel Healthcare Corp Ltd	18,508	336,447
Fletcher Building Ltd *	48,194	100,306
Genesis Energy Ltd	17,094	25,465
Infratil Ltd	19,819	45,985
Mainfreight Ltd	3,612	74,268

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Mercury NZ Ltd	13,101	$32,802
Meridian Energy Ltd	31,288	74,672
Port of Tauranga Ltd	20,172	72,491
Ryman Healthcare Ltd	12,512	75,897
SKYCITY Entertainment Group Ltd	5,706	6,306
Spark New Zealand Ltd	103,655	252,272
Vector Ltd	20,849	39,234
Xero Ltd *	1,385	57,603

		1,715,253

Norway - 0.6%

Aker ASA ‘A’	1,077	24,171
Aker BP ASA	3,524	44,203
DNB ASA	25,322	282,111
Entra ASA ~	7,574	90,471
Equinor ASA	43,525	542,588
Gjensidige Forsikring ASA	5,515	93,916
Kongsberg Gruppen ASA	3,840	47,927
Leroy Seafood Group ASA	15,000	73,424
Mowi ASA	14,039	212,262
Norsk Hydro ASA	74,389	160,395
Orkla ASA	21,051	180,359
Salmar ASA *	2,511	83,074
Schibsted ASA ‘A’ *	1,590	30,624
Schibsted ASA ‘B’	2,209	39,960
SpareBank 1 SR-Bank ASA	8,749	49,592
Storebrand ASA	27,558	109,889
Telenor ASA	24,394	356,535
TGS NOPEC Geophysical Co ASA	8,755	97,231
Tomra Systems ASA	4,331	120,940
Yara International ASA	4,387	138,713

		2,778,385

Portugal - 0.2%

EDP - Energias de Portugal SA	61,475	247,337
Galp Energia SGPS SA	34,212	391,254
Jeronimo Martins SGPS SA	11,557	208,594

		847,185

Russia - 0.0%

Evraz PLC	32,938	94,240

Singapore - 0.9%

BOC Aviation Ltd ~	21,100	133,303
CapitaLand Ltd	71,500	143,281
City Developments Ltd	25,300	128,288
ComfortDelGro Corp Ltd	84,531	90,011
DBS Group Holdings Ltd	49,504	645,936
Genting Singapore Ltd	227,300	110,186
Golden Agri-Resources Ltd	141,900	14,046
Great Eastern Holdings Ltd	2,000	24,938
Jardine Cycle & Carriage Ltd	4,522	62,174
Keppel Corp Ltd	70,000	260,352
Olam International Ltd	32,100	32,144
Oversea-Chinese Banking Corp Ltd	85,087	515,536
SATS Ltd	40,200	89,360
Sembcorp Industries Ltd	27,000	29,640
Singapore Airlines Ltd	44,900	182,255
Singapore Exchange Ltd	32,200	207,382
Singapore Technologies Engineering Ltd	60,500	132,363
Singapore Telecommunications Ltd	251,200	447,820
United Overseas Bank Ltd	33,381	457,989
UOL Group Ltd	28,700	131,673
Venture Corp Ltd	16,100	153,370
Wilmar International Ltd	49,000	110,809

		4,102,856

	Shares	Value
South Africa - 0.2%

Anglo American PLC	46,812	$820,316
Investec PLC	36,544	68,080

		888,396

Spain - 2.2%

Acciona SA	1,689	178,646
ACS Actividades de Construccion y Servicios SA	10,615	210,807
Aena SME SA ~	2,461	267,005
Amadeus IT Group SA *	13,931	655,716
Banco Bilbao Vizcaya Argentaria SA	161,685	500,666
Banco Bilbao Vizcaya Argentaria SA ADR	6,400	19,584
Banco de Sabadell SA	123,482	62,447
Banco Santander SA	415,032	987,286
Bankia SA	59,763	65,170
Bankinter SA	31,765	115,232
CaixaBank SA (SIBE)	134,289	248,516
Cellnex Telecom SA ~	7,291	330,738
EDP Renovaveis SA	9,060	109,009
Enagas SA	13,066	257,755
Endesa SA	11,264	238,350
Ferrovial SA	7,804	185,241
Grifols SA	11,199	374,689
Iberdrola SA	198,538	1,941,901
Industria de Diseno Textil SA *	30,142	781,088
Mapfre SA	71,504	121,299
Naturgy Energy Group SA	12,157	213,280
Red Electrica Corp SA	15,380	276,371
Repsol SA	64,476	575,206
Siemens Gamesa Renewable Energy SA	10,439	154,039
Telefonica SA	122,704	558,437
Telefonica SA ADR	25,625	117,106

		9,545,584

Sweden - 2.7%

AAK AB	3,419	55,282
Alfa Laval AB	17,913	306,688
Assa Abloy AB ‘B’	21,338	398,353
Atlas Copco AB ‘A’	20,922	695,745
Atlas Copco AB ‘B’	14,220	413,650
Atrium Ljungberg AB ‘B’	1,002	15,605
Axfood AB	5,116	104,037
BillerudKorsnas AB *	8,746	95,364
Boliden AB	19,989	358,600
Castellum AB	8,259	139,250
Dometic Group AB * ~	13,438	59,541
Electrolux AB ‘B’ *	13,363	165,082
Electrolux Professional AB ‘B’ *	13,363	38,498
Elekta AB ‘B’	11,816	96,328
Epiroc AB	38,690	381,962
Essity AB ‘A’	303	9,207
Essity AB ‘B’	16,012	490,505
Evolution Gaming Group AB ~	2,491	84,457
Fabege AB	8,974	114,494
Fastighets AB Balder ‘B’ *	2,974	107,514
Getinge AB ‘B’	10,882	205,769
Hennes & Mauritz AB ‘B’ *	24,853	318,039
Hexagon AB ‘B’	6,266	264,959
Hexpol AB	13,173	77,830
Holmen AB ‘B’	4,260	115,490
Hufvudstaden AB ‘A’	4,025	54,997
Husqvarna AB ‘B’	24,623	122,492
ICA Gruppen AB	2,145	89,587
Indutrade AB	4,911	132,866
Intrum AB	5,042	66,785
Lifco AB ‘B’	2,159	79,153
Loomis AB ‘B’ *	5,938	120,202
Lundin Petroleum AB	4,805	90,702

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
Nibe Industrier AB ‘B’	9,447	$136,645
Pandox AB	3,627	29,947
Peab AB ‘B’	19,566	140,121
Saab AB ‘B’ *	5,831	110,787
Sagax AB ‘B’	1,089	10,976
Sandvik AB	42,970	604,446
Securitas AB ‘B’	18,539	199,154
Skandinaviska Enskilda Banken AB ‘A’	38,309	256,558
Skanska AB ‘B’ *	19,402	291,984
SKF AB ‘B’	24,849	338,621
SSAB AB ‘A’ *	13,264	30,077
SSAB AB ‘B’ *	35,856	78,247
Svenska Cellulosa AB SCA ‘A’	303	3,011
Svenska Cellulosa AB SCA ‘B’	29,158	288,543
Svenska Handelsbanken AB ‘A’ *	38,037	313,695
Sweco AB ‘B’	4,173	118,489
Swedbank AB ‘A’	23,129	255,095
Swedish Match AB	5,904	334,282
Swedish Orphan Biovitrum AB *	3,903	64,834
Tele2 AB ‘B’	24,500	326,414
Telefonaktiebolaget LM Ericsson ‘A’	2,470	20,005
Telefonaktiebolaget LM Ericsson ‘B’	56,920	460,765
Telefonaktiebolaget LM Ericsson ADR	4,153	33,598
Telia Co AB	78,916	282,470
Trelleborg AB ‘B’	14,599	155,313
Volvo AB ‘A’ *	10,757	127,692
Volvo AB ‘B’ *	64,281	764,039
Wallenstam AB ‘B’	4,592	52,160
Wihlborgs Fastigheter AB	3,864	53,443

		11,750,444

Switzerland - 9.4%

ABB Ltd	48,537	843,623
Adecco Group AG	9,538	375,860
Alcon Inc *	18,560	947,212
Baloise Holding AG	2,613	340,662
Banque Cantonale Vaudoise	158	129,341
Barry Callebaut AG	166	332,257
Chocoladefabriken Lindt & Spruengli AG	5	433,971
Cie Financiere Richemont SA	12,214	652,885
Clariant AG	6,501	108,204
Coca-Cola HBC AG	8,243	176,782
Credit Suisse Group AG	59,172	477,598
Credit Suisse Group AG ADR	27,252	220,469
EMS-Chemie Holding AG	333	207,683
Flughafen Zurich AG	474	53,028
Geberit AG	1,053	461,403
Givaudan SA	323	993,863
Glencore PLC	339,194	513,386
Helvetia Holding AG	1,037	88,598
IWG PLC *	40,842	87,080
Julius Baer Group Ltd	11,543	386,661
Kuehne + Nagel International AG	2,355	320,800
LafargeHolcim Ltd (XVTX)	20,070	732,425
Logitech International SA	9,607	412,108
Lonza Group AG	2,854	1,173,918
Nestle SA	89,053	9,116,158
Novartis AG	55,762	4,600,297
Novartis AG ADR	3,503	288,822
Partners Group Holding AG	612	419,015
Roche Holding AG	22,441	7,214,718
Schindler Holding AG	1,200	251,247
SGS SA	184	424,391
Sika AG	4,771	783,459
Sonova Holding AG	1,979	352,884
STMicroelectronics NV	39,129	841,140
STMicroelectronics NV ‘NY’	5,400	115,398
Straumann Holding AG	449	328,266
Swiss Life Holding AG	1,496	502,127
Swiss Prime Site AG	3,879	377,545

	Shares	Value
Swiss Re AG	10,596	$815,880
Swisscom AG	1,834	982,071
Temenos AG	3,132	408,255
The Swatch Group AG	1,347	264,549
The Swatch Group AG - Registered	2,209	85,521
UBS Group AG *	50,296	465,741
UBS Group AG (XVTX)	37,929	347,661
Vifor Pharma AG	2,306	315,479
Zurich Insurance Group AG	3,536	1,242,220

		41,012,661

United Arab Emirates - 0.0%

NMC Health PLC	4,009	5,212

United Kingdom - 12.1%

3i Group PLC	40,784	395,182
Admiral Group PLC	8,715	240,012
Ashtead Group PLC	20,765	448,814
Associated British Foods PLC	12,338	276,367
AstraZeneca PLC ADR	82,313	3,676,099
Auto Trader Group PLC ~	52,445	283,402
AVEVA Group PLC	1,553	66,911
Aviva PLC	177,712	584,273
B&M European Value Retail SA	48,143	163,504
BAE Systems PLC	108,308	695,881
Barclays PLC	41,798	47,501
Barclays PLC ADR	84,771	384,013
Barratt Developments PLC *	44,315	239,536
Bellway PLC	7,681	203,485
Berkeley Group Holdings PLC	6,523	291,145
BP PLC	45,205	185,383
BP PLC ADR	119,236	2,908,166
British American Tobacco PLC	25,244	859,944
British American Tobacco PLC ADR	25,162	860,289
BT Group PLC	577,913	840,612
Bunzl PLC	11,064	221,464
Burberry Group PLC	15,458	251,266
Centrica PLC	336,576	158,591
CK Hutchison Holdings Ltd	110,780	738,366
CNH Industrial NV	52,839	300,933
Coca-Cola European Partners PLC	10,496	401,110
Compass Group PLC	51,403	800,864
ConvaTec Group PLC ~	26,339	60,560
Croda International PLC	4,647	245,164
DCC PLC	4,027	251,491
Diageo PLC ADR	18,726	2,380,449
Direct Line Insurance Group PLC	109,423	399,471
DS Smith PLC	93,992	318,579
easyJet PLC	10,280	71,236
Experian PLC	30,254	840,799
Fiat Chrysler Automobiles NV	90,046	643,711
G4S PLC*	17,490	19,893
GlaxoSmithKline PLC	15,059	282,570
GlaxoSmithKline PLC ADR	76,452	2,896,766
GVC Holdings PLC	25,197	174,533
Halma PLC	16,721	392,710
Hargreaves Lansdown PLC	11,352	192,880
Hiscox Ltd	9,418	107,253
HomeServe PLC	16,751	218,191
Howden Joinery Group PLC *	38,751	243,770
HSBC Holdings PLC	24,082	135,191
HSBC Holdings PLC ADR	86,379	2,419,476
Imperial Brands PLC	36,604	675,540
Informa PLC	39,104	212,988
InterContinental Hotels Group PLC *	2,022	86,022
InterContinental Hotels Group PLC ADR *	2,767	116,629
Intermediate Capital Group PLC	8,731	96,365
International Consolidated Airlines Group SA	40,150	104,275
Intertek Group PLC	5,159	301,415

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value
ITV PLC *	219,113	$179,811
J Sainsbury PLC	97,734	252,878
JD Sports Fashion PLC	20,733	116,120
Johnson Matthey PLC	11,914	262,514
Kingfisher PLC *	111,306	195,510
Legal & General Group PLC	290,984	687,507
Lloyds Banking Group PLC	1,645,224	643,202
Lloyds Banking Group PLC ADR	75,365	113,801
London Stock Exchange Group PLC	8,815	788,553
M&G PLC *	28,023	38,980
Marks & Spencer Group PLC *	116,331	141,021
Meggitt PLC *	37,574	135,066
Melrose Industries PLC *	192,041	213,402
Micro Focus International PLC *	8,871	43,775
Mondi PLC	17,630	297,517
National Grid PLC	27,031	315,837
National Grid PLC ADR	11,106	647,147
Next PLC	4,473	224,405
Ninety One PLC *	18,272	39,241
Ocado Group PLC *	7,669	115,037
Pearson PLC	14,672	100,445
Pearson PLC ADR	15,054	103,722
Pennon Group PLC	16,981	227,056
Persimmon PLC	17,861	422,210
Phoenix Group Holdings PLC	29,822	228,876
Prudential PLC	10,345	129,621
Prudential PLC ADR	18,098	448,468
Reckitt Benckiser Group PLC	14,538	1,107,441
RELX PLC	37,392	799,250
RELX PLC ADR	21,073	450,962
Rentokil Initial PLC *	78,389	374,385
Rightmove PLC *	48,028	289,655
Rolls-Royce Holdings PLC *	52,679	222,645
Royal Bank of Scotland Group PLC	16,107	22,210
Royal Bank of Scotland Group PLC ADR	42,754	116,291
RSA Insurance Group PLC	44,280	231,071
Schroders PLC	4,462	136,412
Schroders PLC - Non-Voting	1,879	49,003
Severn Trent PLC	8,933	252,866
Smith & Nephew PLC	24,457	430,847
Smith & Nephew PLC ADR	1,812	64,996
Smiths Group PLC *	14,240	214,699
Spectris PLC	4,422	133,230
Spirax-Sarco Engineering PLC	2,764	277,486
SSE PLC	45,924	737,955
St James’s Place PLC	35,321	329,825
Standard Chartered PLC	119,846	662,604
Standard Life Aberdeen PLC	104,289	287,817
Subsea 7 SA *	14,359	67,822
Tate & Lyle PLC	32,467	264,146
Taylor Wimpey PLC *	241,132	346,979
Tesco PLC	319,996	903,677
The Sage Group PLC	36,903	268,342
The Weir Group PLC *	6,922	61,565
Travis Perkins PLC *	11,434	124,296
Unilever NV	12,940	636,017
Unilever NV ‘NY’	35,689	1,741,266
Unilever PLC	2,665	134,396
Unilever PLC ADR	31,825	1,609,390
United Utilities Group PLC	19,816	221,819
Vodafone Group PLC	619,626	857,218
Vodafone Group PLC ADR	17,315	238,428
Whitbread PLC *	5,881	217,959
Wm Morrison Supermarkets PLC	127,056	277,573
WPP PLC *	53,083	360,908
WPP PLC ADR *	2,647	89,389

		53,135,602

	Shares	Value
United States - 0.4%

Bausch Health Cos Inc *	12,459	$193,109
BRP Inc *	1,000	16,315
Burford Capital Ltd	2,698	13,847
Carnival PLC *	1,157	13,810
Carnival PLC ADR	4,044	48,245
Ferguson PLC	8,703	538,128
James Hardie Industries PLC	18,478	214,543
Ovintiv Inc	20,460	55,715
QIAGEN NV *	6,766	273,192
Waste Connections Inc	6,727	521,418

		1,888,322

Zambia - 0.0%

First Quantum Minerals Ltd	34,740	177,489

Total Common Stocks (Cost $504,398,169)		430,599,526

TOTAL INVESTMENTS - 98.9% (Cost $507,662,712)		432,749,879

OTHER ASSETS & LIABILITIES, NET - 1.1%		4,878,242

NET ASSETS - 100.0%		$437,628,121

Notes to Schedule of Investments

(a)	As of March 31, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	25.5%
Financial	17.6%
Industrial	13.8%
Consumer, Cyclical	13.5%
Basic Materials	8.0%
Communications	6.8%
Energy	5.1%
Technology	4.5%
Utilities	3.9%
Others (each less than 3.0%)	0.2%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

		Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$2,150,353	$-	$2,150,353	$-
	Common Stocks
	Australia	25,967,055	3,014,648	22,883,400	69,007
	Austria	608,724	-	608,724	-
	Belgium	4,290,042	71,033	4,219,009	-
	Brazil	158,243	158,243	-	-
	Cambodia	123,500	-	123,500	-
	Canada	36,364,414	36,117,248	247,166	-
	Chile	342,438	159,719	182,719	-
	China	1,298,206	739,175	559,031	-
	Colombia	199,708	-	199,708	-
	Denmark	8,983,247	566,542	8,416,705	-
	Finland	5,242,407	43,862	5,198,545	-
	France	38,783,729	60,400	38,723,329	-
	Germany	29,730,484	310,390	29,420,094	-
	Hong Kong	11,533,226	70,308	11,462,918	-
	Ireland	3,275,401	1,695,647	1,579,754	-
	Israel	2,231,661	464,066	1,767,595	-
	Italy	8,500,505	125,391	8,375,114	-
	Japan	106,649,527	2,058,502	104,591,025	-
	Jordan	210,928	-	210,928	-
	Luxembourg	987,710	77,527	910,183	-
	Macau	962,275	-	962,275	-
	Mexico	74,279	-	74,279	-
	Netherlands	16,140,188	7,410,055	8,730,133	-
	New Zealand	1,715,253	-	1,715,253	-
	Norway	2,778,385	-	2,778,385	-
	Portugal	847,185	-	847,185	-
	Russia	94,240	-	94,240	-
	Singapore	4,102,856	-	4,102,856	-
	South Africa	888,396	-	888,396	-
	Spain	9,545,584	136,690	9,408,894	-
	Sweden	11,750,444	72,096	11,678,348	-
	Switzerland	41,012,661	1,817,635	39,195,026	-
	United Arab Emirates	5,212	-	5,212	-
	United Kingdom	53,135,602	21,831,743	31,303,859	-
	United States	1,888,322	1,107,994	780,328	-
	Zambia	177,489	177,489	-	-

	Total Common Stocks	430,599,526	78,286,403	352,244,116	69,007

	Total	$432,749,879	$78,286,403	$354,394,469	$69,007

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 313 and 314

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

March 31, 2020 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of March 31, 2020. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of March 31, 2020.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of March 31, 2020.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3).

Counterparty and Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BSC	Banco Santander Central Hispanico
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukranian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

March 31, 2020 (Unaudited)

Reference Rate Abbreviations:
ARS Deposit	Argentina Deposit Rate
ARS Reference	Argentina Reference Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
US FED	United States Federal Reserve Bank Rate
US Prime	United State Prime Rate
UST	United State Treasury Rate

Payment Frequency Abbreviations:
A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
‘NY’	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk.

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2020 (Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).

2. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third-party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended March 31, 2020 is as follows:

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Beginning Value as of January 1, 2020	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2020
						Ending Value	Share Balance
Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$54,071,373	$945,655	$6,367,196	$339,151	$(1,641,917)	$47,347,066	4,367,995
PD Aggregate Bond Index ‘P’	204,391,873	2,194,964	33,210,652	6,133,748	(511,362)	178,998,571	13,081,031
PD High Yield Bond Market ‘P’	83,188,645	2,746,230	387,070	111,465	(10,546,230)	75,113,040	5,069,126
PD Large-Cap Growth Index ‘P’	72,834,727	13,254,617	5,767,299	3,752,232	(11,725,854)	72,348,423	1,803,894
PD Large-Cap Value Index ‘P’	75,187,124	14,691,363	1,761,702	823,981	(19,404,602)	69,536,164	2,814,726
PD Small-Cap Growth Index ‘P’	5,783,506	1,234,221	284,517	98,867	(1,381,076)	5,451,001	214,703
PD Small-Cap Value Index ‘P’	5,800,114	1,637,015	114,235	11,084	(1,959,233)	5,374,745	306,000
PD Emerging Markets ‘P’	20,523,898	3,653,665	515,847	94,801	(5,610,119)	18,146,398	1,342,742
PD International Large-Cap ‘P’	51,900,156	4,499,465	832,296	(17,899)	(12,591,913)	42,957,513	2,829,528
Total	$573,681,416	$44,857,195	$49,240,814	$11,347,430	$(65,372,306)	$515,272,921

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$160,351,673	$3,212,110	$45,476,373	$2,289,583	$(7,002,717)	$113,374,276	10,459,323
PD Aggregate Bond Index ‘P’	589,390,737	10,546,419	121,976,588	22,103,271	(6,603,750)	493,460,089	36,061,553
PD High Yield Bond Market ‘P’	238,285,412	16,988,629	1,548,733	432,538	(29,851,892)	224,305,954	15,137,653
PD Large-Cap Growth Index ‘P’	493,226,081	35,468,797	21,356,272	14,368,462	(76,348,425)	445,358,643	11,104,315
PD Large-Cap Value Index ‘P’	500,757,099	71,757,447	4,024,204	1,939,978	(125,933,302)	444,497,018	17,992,612
PD Small-Cap Growth Index ‘P’	38,685,548	5,261,600	993,836	267,201	(9,228,706)	33,991,807	1,338,865
PD Small-Cap Value Index ‘P’	38,665,411	7,847,968	211,472	(5,097)	(12,799,477)	33,497,333	1,907,100
PD Emerging Markets ‘P’	130,680,149	12,975,576	2,267,898	481,069	(34,984,462)	106,884,434	7,908,912
PD International Large-Cap ‘P’	346,017,578	8,065,638	3,057,827	449,603	(84,094,038)	267,380,954	17,611,864
Total	$2,536,059,688	$172,124,184	$200,913,203	$42,326,608	$(386,846,769)	$2,162,750,508

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$25,945,001	$1,730,454	$15,467,024	$368,491	$(1,365,109)	$11,211,813	1,034,344
PD Aggregate Bond Index ‘P’	103,628,811	10,028,278	26,896,785	3,953,730	(1,220,182)	89,493,852	6,540,118
PD High Yield Bond Market ‘P’	43,295,616	11,495,895	535,019	134,270	(4,988,763)	49,401,999	3,333,974
PD Large-Cap Growth Index ‘P’	222,076,232	10,529,412	3,873,219	2,729,839	(32,526,703)	198,935,561	4,960,144
PD Large-Cap Value Index ‘P’	225,777,301	32,356,324	-	-	(59,868,958)	198,264,667	8,025,474
PD Small-Cap Growth Index ‘P’	17,357,712	2,225,519	112,455	21,840	(4,294,798)	15,197,818	598,610
PD Small-Cap Value Index ‘P’	17,354,450	3,934,340	7,017	(2,251)	(6,269,119)	15,010,403	854,585
PD Emerging Markets ‘P’	52,696,440	7,226,309	188,486	36,543	(14,942,522)	44,828,284	3,317,068
PD International Large-Cap ‘P’	160,437,160	10,631,812	2,355,998	(57,969)	(41,339,997)	127,315,008	8,385,992
Total	$868,568,723	$90,158,343	$49,436,003	$7,184,493	$(166,816,151)	$749,659,405

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Beginning Value as of January 1, 2020	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2020
						Ending Value	Share Balance
Portfolio Optimization Conservative
Core Income ‘P’	$58,799,482	$3,435,966	$1,748,603	$282,444	$(1,392,630)	$59,376,659	5,182,545
Diversified Bond ‘P’	429,732,984	20,490,145	13,690,414	3,535,027	(11,290,076)	428,777,666	29,345,048
Floating Rate Income ‘P’	38,727,399	3,381,418	14,151,441	903,233	(4,786,168)	24,074,441	2,043,514
High Yield Bond ‘P’	77,430,693	29,789,321	1,917,505	460,601	(9,822,487)	95,940,623	11,433,126
Inflation Managed ‘P’	26,319,095	7,788,080	769,498	87,677	241,445	33,666,799	2,634,499
Inflation Strategy ‘P’	27,847,139	245,271	16,702,094	947,759	(1,230,088)	11,107,987	997,952
Managed Bond ‘P’	286,483,079	4,079,115	14,805,036	2,427,353	1,937,088	280,121,599	18,117,883
Short Duration Bond ‘P’	209,150,116	22,165,290	3,207,558	234,605	(3,584,855)	224,757,598	21,177,347
Emerging Markets Debt ‘P’	62,251,614	36,200,196	1,169,556	133,461	(12,616,514)	84,799,201	8,240,163
Comstock ‘P’	16,240,639	6,321,606	3,334,436	(868,387)	(5,167,868)	13,191,554	978,237
Dividend Growth ‘P’	16,272,517	17,095,006	1,527,268	506,020	(2,018,380)	30,327,895	1,315,834
Equity Index ‘P’	11,606,808	8,246,890	1,072,723	378,654	(1,999,484)	17,160,145	262,549
Growth ‘P’	15,453,986	15,978,884	2,097,531	600,015	(904,929)	29,030,425	765,843
Large-Cap Growth ‘P’	13,109,919	11,160,703	1,962,178	489,889	(832,849)	21,965,484	1,426,000
Large-Cap Value ‘P’	17,016,875	17,238,748	1,256,734	267,771	(3,169,424)	30,097,236	1,397,319
Main Street Core ‘P’	7,738,184	7,049,526	735,614	244,518	(1,226,925)	13,069,689	312,161
Mid-Cap Equity ‘P’	21,641,994	6,518,817	11,535,642	(3,347,875)	(3,622,486)	9,654,808	453,535
Mid-Cap Growth ‘P’	20,069,366	5,668,979	9,708,320	(762,502)	(3,901,474)	11,366,049	691,003
Mid-Cap Value ‘P’	27,881,925	10,605,532	8,292,962	(2,048,807)	(8,053,601)	20,092,087	953,103
Small-Cap Equity ‘P’	4,639,944	1,777,661	4,092,521	(1,890,573)	(434,511)	-	-
Small-Cap Value ‘P’	3,092,832	1,380,843	2,764,784	(1,464,205)	(244,686)	-	-
Value Advantage ‘P’	18,580,048	12,662,331	1,025,401	200,883	(5,823,304)	24,594,557	1,802,822
Emerging Markets ‘P’	23,159,102	6,810,297	849,407	129,477	(5,860,070)	23,389,399	1,433,338
International Equity Income ‘P’	960,207	10,425,902	1,569,763	(702,270)	(1,788,073)	7,326,003	987,829
International Large-Cap ‘P’	17,826,415	4,792,323	4,728,269	(705,268)	(3,480,387)	13,704,814	1,478,602
International Value ‘P’	18,992,719	7,222,453	9,979,053	(906,179)	(4,017,239)	11,312,701	1,211,929
Real Estate ‘P’	7,845,666	2,307,359	7,268,159	(2,004,827)	(880,039)	-	-
Currency Strategies ‘P’	69,578,552	4,704,154	34,392,347	(5,773,953)	(3,583,694)	30,532,712	2,901,478
Total	$1,548,449,299	$285,542,816	$176,354,817	$(8,645,459)	$(99,553,708)	$1,549,438,131

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Beginning Value as of January 1, 2020	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2020
						Ending Value	Share Balance

Portfolio Optimization Moderate-Conservative
Core Income ‘P’	$69,027,011	$-	$6,133,089	$650,268	$(2,320,498)	$61,223,692	5,343,758
Diversified Bond ‘P’	506,326,922	-	50,381,510	10,999,471	(22,619,612)	444,325,271	30,409,108
Floating Rate Income ‘P’	60,873,228	2,556	23,299,335	1,967,900	(8,147,998)	31,396,351	2,665,021
High Yield Bond ‘P’	171,299,164	11,911,931	2,913,343	1,002,684	(23,154,279)	158,146,157	18,846,084
Inflation Managed ‘P’	41,277,221	5,497,454	1,710,513	183,905	108,599	45,356,666	3,549,255
Inflation Strategy ‘P’	43,497,070	-	28,056,994	1,393,035	(1,869,839)	14,963,272	1,344,314
Managed Bond ‘P’	334,500,878	-	50,798,707	9,234,687	(5,371,967)	287,564,891	18,599,305
Short Duration Bond ‘P’	145,391,681	9,344,765	3,933,422	235,638	(2,531,314)	148,507,348	13,992,816
Emerging Markets Debt ‘P’	98,664,622	23,534,914	2,025,861	67,719	(19,014,709)	101,226,685	9,836,465
Comstock ‘P’	51,848,819	158,257	2,675,431	846,503	(17,454,785)	32,723,363	2,426,643
Developing Growth ‘P’	2,365,493	3,263,737	230,607	83,057	51,785	5,533,465	266,972
Dividend Growth ‘P’	52,947,479	28,609,338	2,951,498	1,120,000	(7,349,830)	72,375,489	3,140,151
Equity Index ‘P’	40,666,188	9,353,899	2,388,641	683,197	(7,096,172)	41,218,471	630,639
Growth ‘P’	61,576,799	17,966,442	5,879,841	3,824,082	(8,452,484)	69,034,998	1,821,192
Large-Cap Growth ‘P’	51,771,584	10,828,343	5,379,562	1,364,264	(5,310,426)	53,274,203	3,458,563
Large-Cap Value ‘P’	54,137,212	29,056,780	1,781,223	537,541	(10,163,523)	71,786,787	3,332,831
Main Street Core ‘P’	24,612,715	11,636,427	1,429,171	573,652	(3,952,610)	31,441,013	750,949
Mid-Cap Equity ‘P’	51,606,633	52,777	15,903,050	(673,861)	(13,489,712)	21,592,787	1,014,323
Mid-Cap Growth ‘P’	35,606,279	28,617	7,015,240	467,294	(7,144,281)	21,942,669	1,334,012
Mid-Cap Value ‘P’	72,546,089	111,279	6,153,244	(200,812)	(22,012,567)	44,290,745	2,101,008
Small-Cap Equity ‘P’	9,835,411	24,141	5,742,581	(2,874,866)	(1,242,105)	-	-
Small-Cap Growth ‘P’	4,900,290	6,499	3,026,111	(887,402)	(993,276)	-	-
Small-Cap Index ‘P’	9,817,549	3,901,854	319,362	39,745	(2,479,122)	10,960,664	602,460
Small-Cap Value ‘P’	9,818,265	31,284	585,716	(300,291)	(3,478,798)	5,484,744	329,252
Value Advantage ‘P’	56,603,124	19,935,999	1,165,350	172,966	(15,464,943)	60,081,796	4,404,097
Emerging Markets ‘P’	61,788,207	15,138,490	1,443,019	592,871	(13,880,210)	62,196,339	3,811,487
International Equity Income ‘P’	3,619,492	35,517,847	407,099	(150,987)	(8,104,755)	30,474,498	4,109,141
International Large-Cap ‘P’	77,582,873	72,090	6,595,064	148,940	(16,363,384)	54,845,455	5,917,236
International Small-Cap ‘P’	12,338,861	2,327,511	271,003	(14,192)	(3,381,180)	10,999,997	1,063,350
International Value ‘P’	89,481,191	8,762,020	35,358,366	1,873,160	(20,457,834)	44,300,171	4,745,876
Real Estate ‘P’	24,123,023	13,326	6,665,685	(1,731,090)	(4,466,023)	11,273,551	474,859
Currency Strategies ‘P’	109,523,025	83,138	54,328,424	(3,071,192)	(11,144,536)	41,062,011	3,902,062
Total	$2,439,974,398	$247,171,715	$336,948,062	$28,157,886	$(288,752,388)	$2,089,603,549

Portfolio Optimization Moderate
Core Income ‘P’	$247,737,993	$-	$32,613,998	$3,189,098	$(9,748,460)	$208,564,633	18,204,048
Diversified Bond ‘P’	1,823,027,694	-	256,174,892	61,929,420	(108,208,472)	1,520,573,750	104,066,311
Floating Rate Income ‘P’	199,477,612	81,664	95,496,733	1,148,414	(22,636,492)	82,574,465	7,009,179
High Yield Bond ‘P’	351,064,605	71,940,069	6,860,805	2,166,085	(43,827,566)	374,482,388	44,626,607
Inflation Managed ‘P’	69,552,479	-	9,969,413	815,308	(875,412)	59,522,962	4,657,798
Inflation Strategy ‘P’	78,974,779	-	58,316,553	3,327,652	(4,352,606)	19,633,272	1,763,871

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Beginning Value as of January 1, 2020	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2020
						Ending Value	Share Balance
Managed Bond ‘P’	1,204,325,996	4,202	227,811,471	42,788,905	(30,177,359)	989,130,273	63,975,596
Short Duration Bond ‘P’	346,891,153	22,314,142	12,605,429	760,969	(6,179,081)	351,181,754	33,089,417
Emerging Markets Debt ‘P’	302,195,680	80,739,434	5,562,531	140,795	(58,038,961)	319,474,417	31,044,174
Comstock ‘P’	293,774,915	217,870	21,259,929	7,177,405	(102,529,459)	177,380,802	13,153,901
Developing Growth ‘P’	9,382,846	8,731,804	330,563	108,242	(321,972)	17,570,357	847,712
Dividend Growth ‘P’	348,587,734	148,322,883	13,777,989	6,349,284	(52,589,345)	436,892,567	18,955,429
Equity Index ‘P’	267,990,233	38,548,697	11,342,353	4,556,716	(50,227,458)	249,525,835	3,817,725
Growth ‘P’	470,108,272	89,849,514	35,010,684	18,932,157	(61,040,217)	482,839,042	12,737,634
Large-Cap Growth ‘P’	399,868,020	36,394,353	32,030,791	17,087,669	(54,855,339)	366,463,912	23,790,849
Large-Cap Value ‘P’	302,843,731	145,738,223	6,081,890	3,043,379	(59,030,654)	386,512,789	17,944,554
Main Street Core ‘P’	171,664,529	51,830,047	6,930,019	4,295,343	(31,769,903)	189,089,997	4,516,295
Mid-Cap Equity ‘P’	272,261,707	-	84,831,189	2,885,607	(78,799,317)	111,516,808	5,238,512
Mid-Cap Growth ‘P’	216,709,516	-	17,367,554	2,655,105	(40,847,252)	161,149,815	9,797,159
Mid-Cap Value ‘P’	368,228,320	-	44,931,543	(3,176,212)	(113,039,951)	207,080,614	9,823,228
Small-Cap Equity ‘P’	60,510,287	62,071	8,445,474	(1,817,365)	(19,817,357)	30,492,162	1,560,844
Small-Cap Growth ‘P’	15,076,037	-	9,257,347	(1,482,497)	(4,336,193)	-	-
Small-Cap Index ‘P’	50,364,018	15,958,513	1,014,074	232,123	(13,365,292)	52,175,288	2,867,850
Small-Cap Value ‘P’	65,425,518	55,651	9,083,783	(5,046,305)	(20,885,516)	30,465,565	1,828,865
Value Advantage ‘P’	323,119,871	93,512,854	3,491,998	1,366,802	(91,037,905)	323,469,624	23,710,867
Emerging Markets ‘P’	354,702,537	57,393,153	6,019,619	1,511,430	(80,066,193)	327,521,308	20,071,007
International Equity Income ‘P’	17,823,665	163,904,581	1,003,187	(382,765)	(42,106,336)	138,235,958	18,639,556
International Large-Cap ‘P’	389,060,071	93,752	49,428,534	2,855,277	(86,583,603)	255,996,963	27,619,323
International Small-Cap ‘P’	50,619,999	7,931,658	654,078	(15,914)	(14,171,678)	43,709,987	4,225,368
International Value ‘P’	441,712,712	28,366,342	169,255,467	23,907,611	(118,708,461)	206,022,737	22,071,207
Real Estate ‘P’	147,042,928	-	21,358,711	(1,571,490)	(34,151,406)	89,961,321	3,789,306
Currency Strategies ‘P’	342,459,865	874,485	176,988,735	(4,531,048)	(40,483,851)	121,330,716	11,529,877
Total	$10,002,585,322	$1,062,865,962	$1,435,307,336	$195,207,200	$(1,494,809,067)	$8,330,542,081

Portfolio Optimization Growth
Core Income ‘P’	$135,006,592	$-	$24,593,108	$2,380,680	$(6,212,523)	$106,581,641	9,302,715
Diversified Bond ‘P’	991,062,145	-	185,832,659	33,466,866	(60,454,323)	778,242,029	53,261,986
Floating Rate Income ‘P’	85,408,123	-	11,204,617	(190,380)	(6,782,771)	67,230,355	5,706,723
High Yield Bond ‘P’	215,755,247	21,807,661	7,142,500	1,220,870	(28,377,603)	203,263,675	24,222,683
Inflation Managed ‘P’	21,171,160	-	20,561,329	984,718	(1,594,549)	-	-
Inflation Strategy ‘P’	20,971,657	-	20,594,741	1,176,888	(1,553,804)	-	-
Managed Bond ‘P’	649,970,277	-	152,417,524	23,814,441	(17,596,608)	503,770,586	32,583,194
Short Duration Bond ‘P’	126,728,081	40,015,212	6,363,497	279,122	(1,771,660)	158,887,258	14,970,843
Emerging Markets Debt ‘P’	215,033,164	27,390,024	5,170,189	(37,934)	(42,133,161)	195,081,904	18,956,625

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Beginning Value as of January 1, 2020	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2020
						Ending Value	Share Balance
Comstock ‘P’	351,557,151	-	47,309,878	3,205,579	(120,151,322)	187,301,530	13,889,585
Developing Growth ‘P’	20,259,477	20,152,921	620,522	329,311	(550,658)	39,570,529	1,909,148
Dividend Growth ‘P’	428,971,725	117,452,451	17,452,177	8,254,621	(72,276,895)	464,949,725	20,172,744
Equity Index ‘P’	320,097,910	18,659,658	14,273,720	5,709,070	(63,222,717)	266,970,201	4,084,622
Growth ‘P’	570,074,175	66,180,462	47,703,059	24,520,737	(79,361,035)	533,711,280	14,079,679
Large-Cap Growth ‘P’	487,325,807	7,683,304	44,086,509	23,746,405	(73,215,124)	401,453,883	26,062,399
Large-Cap Value ‘P’	362,811,064	121,896,752	6,697,432	2,268,073	(74,762,202)	405,516,255	18,826,824
Main Street Core ‘P’	205,857,301	38,479,817	8,899,500	5,599,506	(41,091,983)	199,945,141	4,775,563
Mid-Cap Equity ‘P’	279,181,436	-	70,464,909	7,473,173	(82,971,992)	133,217,708	6,257,914
Mid-Cap Growth ‘P’	253,218,144	-	26,570,545	3,387,776	(48,353,960)	181,681,415	11,045,385
Mid-Cap Value ‘P’	340,868,487	20,820,689	7,157,947	1,850,664	(100,585,329)	255,796,564	12,134,154
Small-Cap Equity ‘P’	69,997,471	-	6,343,130	1,552,292	(26,069,557)	39,137,076	2,003,363
Small-Cap Growth ‘P’	30,427,229	-	18,685,224	(7,477,340)	(4,264,665)	-	-
Small-Cap Index ‘P’	69,948,453	14,547,126	1,346,868	390,716	(19,600,400)	63,939,027	3,514,451
Small-Cap Value ‘P’	69,837,064	-	7,016,392	(1,750,657)	(25,515,835)	35,554,180	2,134,337
Value Advantage ‘P’	385,228,718	66,899,735	3,553,083	909,714	(112,497,941)	336,987,143	24,701,724
Emerging Markets ‘P’	441,442,131	1,299,601	7,062,639	2,748,549	(104,815,144)	333,612,498	20,444,285
International Equity Income ‘P’	20,998,491	200,575,058	630,674	(238,596)	(51,270,543)	169,433,736	22,846,223
International Large-Cap ‘P’	455,421,834	-	45,213,904	3,025,162	(99,642,547)	313,590,545	33,833,053
International Small-Cap ‘P’	87,919,031	9,581,727	899,530	44,642	(25,208,930)	71,436,940	6,905,683
International Value ‘P’	523,482,856	37,803,905	196,598,818	26,754,736	(138,710,279)	252,732,400	27,075,212
Real Estate ‘P’	167,943,354	-	49,268,181	3,520,808	(48,650,063)	73,545,918	3,097,864
Currency Strategies ‘P’	250,178,009	-	119,241,426	(3,111,225)	(28,975,099)	98,850,259	9,393,593
Total	$8,654,153,764	$831,246,103	$1,180,976,231	$175,808,987	$(1,608,241,222)	$6,871,991,401

Portfolio Optimization Aggressive-Growth
Core Income ‘P’	$13,349,029	$47,274	$2,768,168	$102,448	$(516,143)	$10,214,440	891,542
Diversified Bond ‘P’	102,077,309	275,480	21,743,749	1,789,720	(4,832,383)	77,566,377	5,308,553
Floating Rate Income ‘P’	9,657,583	29,386	1,507,203	(40,424)	(775,223)	7,364,119	625,089
High Yield Bond ‘P’	48,869,598	3,325,937	1,362,839	103,125	(6,411,485)	44,524,336	5,305,911
Managed Bond ‘P’	66,361,329	293,550	17,348,184	1,337,389	(801,259)	49,842,825	3,223,766
Short Duration Bond ‘P’	9,545,026	4,811,547	343,637	15,799	(106,901)	13,921,834	1,311,758
Emerging Markets Debt ‘P’	38,804,479	12,133,538	808,535	(2,272)	(7,390,574)	42,736,636	4,152,832
Comstock ‘P’	94,011,453	294,383	17,976,725	(2,223,152)	(29,922,616)	44,183,343	3,276,472
Developing Growth ‘P’	10,078,670	5,909,156	216,909	97,118	(878,166)	14,989,869	723,212
Dividend Growth ‘P’	103,711,044	25,654,895	3,853,749	1,811,279	(17,696,073)	109,627,396	4,756,397
Equity Index ‘P’	77,892,426	2,624,453	3,001,266	1,240,113	(15,573,316)	63,182,410	966,686
Growth ‘P’	126,828,488	20,318,120	9,995,307	5,109,031	(16,820,274)	125,440,058	3,309,197

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

	Beginning Value as of January 1, 2020	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2020
						Ending Value	Share Balance
Large-Cap Growth ‘P’	106,968,141	7,435,262	9,134,136	4,885,289	(15,169,822)	94,984,734	6,166,412
Large-Cap Value ‘P’	96,571,633	21,064,031	1,256,416	437,334	(21,048,199)	95,768,383	4,446,220
Main Street Core ‘P’	49,882,405	7,782,211	1,890,025	807,602	(9,652,026)	46,930,167	1,120,897
Mid-Cap Equity ‘P’	77,521,263	22,698	16,771,883	6,890,368	(27,695,881)	39,966,565	1,877,433
Mid-Cap Growth ‘P’	60,670,373	9,480,210	3,273,773	829,743	(9,900,497)	57,806,056	3,514,339
Mid-Cap Value ‘P’	100,534,183	4,846,220	1,637,041	461,081	(29,949,135)	74,255,308	3,522,429
Small-Cap Equity ‘P’	23,903,270	79,597	3,659,791	(559,376)	(8,054,810)	11,708,890	599,359
Small-Cap Growth ‘P’	15,853,451	24,898	9,727,525	(2,332,319)	(3,818,505)	-	-
Small-Cap Index ‘P’	25,886,891	29,221	819,613	77,592	(8,033,783)	17,140,308	942,129
Small-Cap Value ‘P’	22,856,766	106,375	2,984,577	(725,679)	(8,332,498)	10,920,387	655,557
Value Advantage ‘P’	102,686,004	8,090,760	598,797	279,172	(31,215,700)	79,241,439	5,808,531
Emerging Markets ‘P’	130,452,075	3,846,391	1,907,497	424,403	(30,481,886)	102,333,486	6,271,153
International Equity Income ‘P’	6,553,885	59,656,346	143,786	(57,300)	(16,479,224)	49,529,921	6,678,550
International Large-Cap ‘P’	144,623,639	36,995	22,116,044	1,081,581	(32,692,436)	90,933,735	9,810,774
International Small-Cap ‘P’	30,036,549	2,435,641	220,481	9,006	(8,762,881)	23,497,834	2,271,494
International Value ‘P’	166,221,502	7,097,409	61,731,592	11,269,681	(48,213,627)	74,643,373	7,996,542
Real Estate ‘P’	57,219,124	115,951	10,659,222	(1,717,430)	(12,717,096)	32,241,327	1,358,053
Currency Strategies ‘P’	56,905,938	360,773	35,096,087	(2,157,763)	(5,576,064)	14,436,797	1,371,907
Total	$1,976,533,526	$208,228,708	$264,554,557	$29,243,159	$(429,518,483)	$1,519,932,353